UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA			01111
(Address of principal executive offices)			(Zip code)

Paul LaPiana
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		(413) 744-1000

Date of fiscal year end:	9/30/2023

Date of reporting period:	3/31/2023

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

Effective May 1, 2023, MML Distributors, LLC (MMLD) serves as the exclusive wholesale marketing agent and distributor for all MassMutual Funds. Prior to May 1, 2023, the MassMutual Global Floating Rate Fund, MassMutual Global Credit Income Opportunities Fund, MassMutual Emerging Markets Debt Blended Total Return Fund, MassMutual Global Emerging Markets Equity Fund, MassMutual High Yield Fund, and MassMutual Short-Duration Bond Fund were distributed by ALPS Distributors, Inc. (ADI). MMLD Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. Investment advisory services are provided to all MassMutual Funds by MML Investment Advisers, LLC (MML Advisers). MMLD and MML Advisers are subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. ADI is not affiliated with MMLD, MML Advisers, or MassMutual.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

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MassMutual Total Return Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Total Return Bond Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, BBB- or higher by Fitch, or A-2 by S&P, P-2 by Moody’s, or F-2 by Fitch for short-term debt obligations, or, if unrated, determined by the Fund’s subadviser to be of comparable quality). The Fund’s subadviser is Metropolitan West Asset Management, LLC (MetWest).

MassMutual Total Return Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/23
U.S. Government Agency Obligations and Instrumentalities*	38.3%
Corporate Debt	28.1%
U.S. Treasury Obligations	25.4%
Non-U.S. Government Agency Obligations	16.6%
Mutual Funds	5.6%
Bank Loans	1.9%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.5%
Common Stock	0.1%
Total Long-Term Investments	117.0%
Short-Term Investments and Other Assets and Liabilities	(17.0)%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MassMutual Strategic Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Strategic Bond Fund, and who are the Fund’s subadvisers?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, mortgage-backed securities, and money market instruments. The Fund’s subadvisers are Western Asset Management Company, LLC (Western Asset) and its affiliate, Western Asset Management Company Limited (Western Asset Limited), which were responsible for approximately 60% of the Fund’s portfolio (Western Asset Limited manages the non-U.S. dollar denominated investments of the Fund); and Brandywine Global Investment Management, LLC (Brandywine Global), which was responsible for approximately 40% of the Fund’s portfolio, as of March 31, 2023.

MassMutual Strategic Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/23
U.S. Government Agency Obligations and Instrumentalities*	31.3%
U.S. Treasury Obligations	27.9%
Corporate Debt	27.4%
Non-U.S. Government Agency Obligations	7.3%
Sovereign Debt Obligations	4.1%
Bank Loans	1.6%
Mutual Funds	0.5%
Purchased Options	0.1%
Municipal Obligations	0.0%
Total Long-Term Investments	100.2%
Short-Term Investments and Other Assets and Liabilities	(0.2)%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MassMutual Diversified Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Diversified Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies. The Fund invests primarily in stocks of companies that the subadvisers believe are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadvisers currently focus on securities of larger size companies. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 36% of the Fund’s portfolio; and Brandywine Global Investment Management, LLC (Brandywine Global), which managed approximately 64% of the Fund’s portfolio, as of March 31, 2023.

MassMutual Diversified Value Fund Largest Holdings (% of Net Assets) on 3/31/23
Exxon Mobil Corp.	2.9%
JP Morgan Chase & Co.	2.7%
AbbVie, Inc.	2.5%
Elevance Health, Inc.	2.5%
QUALCOMM, Inc.	2.4%
United Parcel Service, Inc. Class B	2.0%
Chubb Ltd.	1.8%
Philip Morris International, Inc.	1.8%
General Electric Co.	1.7%
Merck & Co., Inc.	1.6%
21.9%

MassMutual Diversified Value Fund Sector Table (% of Net Assets) on 3/31/23
Consumer, Non-cyclical	25.5%
Financial	21.3%
Energy	10.2%
Industrial	10.0%
Technology	7.8%
Consumer, Cyclical	6.6%
Communications	6.4%
Utilities	5.7%
Basic Materials	3.7%
Mutual Funds	1.3%
Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%
Net Assets	100.0%

MassMutual Fundamental Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Fundamental Value Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which the Fund’s subadvisers believe are generally above $1 billion). The Fund’s subadvisers are Boston Partners Global Investors, Inc. (Boston Partners), which managed approximately 50% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 50% of the Fund’s portfolio, as of March 31, 2023.

MassMutual Fundamental Value Fund Largest Holdings (% of Net Assets) on 3/31/23
JP Morgan Chase & Co.	2.6%
UnitedHealth Group, Inc.	2.3%
Berkshire Hathaway, Inc. Class B	2.2%
Wells Fargo & Co.	2.0%
Johnson & Johnson	1.8%
CVS Health Corp.	1.8%
The Cigna Corp.	1.7%
Philip Morris International, Inc.	1.7%
Alphabet, Inc. Class A	1.7%
DuPont de Nemours, Inc.	1.6%
19.4%

MassMutual Fundamental Value Fund Sector Table (% of Net Assets) on 3/31/23
Consumer, Non-cyclical	27.2%
Financial	18.3%
Industrial	11.9%
Energy	10.2%
Technology	10.0%
Consumer, Cyclical	5.9%
Communications	5.7%
Basic Materials	5.1%
Utilities	3.7%
Mutual Funds	0.7%
Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%
Net Assets	100.0%

MM S&P 500® Index Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MM S&P 500® Index Fund, and who is the Fund’s subadviser?

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the S&P 500® Index* (the “Index”), in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MM S&P 500 Index Fund Largest Holdings (% of Net Assets) on 3/31/23
Apple, Inc.	7.1%
Microsoft Corp.	6.2%
Amazon.com, Inc.	2.7%
NVIDIA Corp.	2.0%
Alphabet, Inc. Class A	1.8%
Tesla, Inc.	1.6%
Berkshire Hathaway, Inc. Class B	1.6%
Alphabet, Inc. Class C	1.6%
Meta Platforms, Inc. Class A	1.4%
Exxon Mobil Corp.	1.3%
27.3%

MM S&P 500 Index Fund Sector Table (% of Net Assets) on 3/31/23
Technology	25.0%
Consumer, Non-cyclical	21.3%
Financial	14.0%
Communications	12.1%
Consumer, Cyclical	9.4%
Industrial	7.9%
Energy	4.8%
Utilities	2.8%
Basic Materials	2.1%
Mutual Funds	0.0%
Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%
Net Assets	100.0%

MassMutual Equity Opportunities Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Equity Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe are financially sound, valued conservatively by the market, and have improving prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 27% of the Fund’s portfolio; and Wellington Management Company LLP (Wellington Management), which managed approximately 73% of the Fund’s portfolio, as of March 31, 2023.

MassMutual Equity Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/23
NIKE, Inc. Class B	4.2%
Microsoft Corp.	4.0%
The TJX Cos., Inc.	4.0%
Chubb Ltd.	3.8%
Visa, Inc. Class A	3.6%
Stryker Corp.	3.5%
Linde PLC	3.4%
PepsiCo, Inc.	3.3%
Honeywell International, Inc.	3.3%
UnitedHealth Group, Inc.	3.2%
36.3%

MassMutual Equity Opportunities Fund Sector Table (% of Net Assets) on 3/31/23
Consumer, Non-cyclical	30.9%
Financial	19.5%
Consumer, Cyclical	12.5%
Industrial	11.5%
Technology	9.5%
Basic Materials	7.7%
Utilities	2.5%
Energy	2.1%
Communications	1.6%
Total Long-Term Investments	97.8%
Short-Term Investments and Other Assets and Liabilities	2.2%
Net Assets	100.0%

MassMutual Fundamental Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Fundamental Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadvisers believe offer the potential for long-term growth. While the Fund may invest in issuers of any size, the Fund currently focuses on securities of mid-capitalization companies. The Fund’s subadvisers are Westfield Capital Management Company, L.P. (Westfield), which was responsible for approximately 49% of the Fund’s portfolio; and Wellington Management Company LLP (Wellington Management), which managed approximately 51% of the Fund’s portfolio, as of March 31, 2023.

MassMutual Fundamental Growth Fund Largest Holdings (% of Net Assets) on 3/31/23
ICON PLC	3.9%
CDW Corp.	3.3%
Hilton Worldwide Holdings, Inc.	3.2%
Agilent Technologies, Inc.	3.0%
Lululemon Athletica, Inc.	3.0%
Ceridian HCM Holding, Inc.	2.8%
Palo Alto Networks, Inc.	2.6%
Gartner, Inc.	2.6%
Cadence Design Systems, Inc.	2.4%
BWX Technologies, Inc.	2.3%
29.1%

MassMutual Fundamental Growth Fund Sector Table (% of Net Assets) on 3/31/23
Consumer, Non-cyclical	26.7%
Technology	23.0%
Consumer, Cyclical	16.8%
Industrial	13.4%
Communications	8.9%
Financial	5.6%
Energy	3.1%
Mutual Funds	1.2%
Basic Materials	0.8%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
Net Assets	100.0%

MassMutual Blue Chip Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Blue Chip Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long term by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadvisers currently define blue chip growth companies to mean firms that, in their view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 56% of the Fund’s portfolio; and Loomis, Sayles & Company, L.P. (Loomis Sayles), which managed approximately 44% of the Fund’s portfolio, as of March 31, 2023.

MassMutual Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 3/31/23
Microsoft Corp.	9.7%
Apple, Inc.	6.2%
Amazon.com, Inc.	5.8%
NVIDIA Corp.	5.8%
Meta Platforms, Inc. Class A	4.7%
Visa, Inc. Class A	4.7%
Alphabet, Inc. Class C	3.7%
Tesla, Inc.	3.5%
Alphabet, Inc. Class A	2.6%
The Boeing Co.	2.6%
49.3%

MassMutual Blue Chip Growth Fund Sector Table (% of Net Assets) on 3/31/23
Technology	35.9%
Communications	24.6%
Consumer, Non-cyclical	16.9%
Financial	8.9%
Consumer, Cyclical	8.2%
Industrial	4.5%
Basic Materials	0.6%
Mutual Funds	0.2%
Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%
Net Assets	100.0%

MassMutual Growth Opportunities Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Growth Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadvisers are Sands Capital Management, LLC (Sands Capital), which managed approximately 50% of the Fund’s portfolio; and Jackson Square Partners, LLC (Jackson Square), which was responsible for approximately 50% of the Fund’s portfolio, as of March 31, 2023.

MassMutual Growth Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/23
Microsoft Corp.	7.4%
Visa, Inc. Class A	7.0%
Amazon.com, Inc.	6.6%
ServiceNow, Inc.	5.1%
NVIDIA Corp.	3.8%
Mastercard, Inc. Class A	3.7%
DexCom, Inc.	3.1%
Uber Technologies, Inc.	2.9%
Edwards Lifesciences Corp.	2.8%
CME Group, Inc.	2.6%
45.0%

MassMutual Growth Opportunities Fund Sector Table (% of Net Assets) on 3/31/23
Technology	30.3%
Consumer, Non-cyclical	20.1%
Communications	18.8%
Financial	14.6%
Industrial	6.9%
Consumer, Cyclical	5.6%
Basic Materials	1.4%
Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%
Net Assets	100.0%

MassMutual Mid Cap Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of mid-cap companies. The Fund’s subadvisers are American Century Investment Management, Inc. (American Century), which managed approximately 36% of the Fund’s portfolio; PanAgora Asset Management, Inc. (PanAgora), which oversaw approximately 29% of the Fund’s portfolio; and Thompson, Siegel & Walmsley LLC (TSW), which was responsible for approximately 35% of the Fund’s portfolio, as of March 31, 2023.

MassMutual Mid Cap Value Fund Largest Holdings (% of Net Assets) on 3/31/23
Edison International	1.4%
The Bank of New York Mellon Corp.	1.4%
The Allstate Corp.	1.3%
Huntington Ingalls Industries, Inc.	1.3%
Dollar Tree, Inc.	1.2%
AmerisourceBergen Corp.	1.1%
Zimmer Biomet Holdings, Inc.	1.1%
BorgWarner, Inc.	1.0%
Quest Diagnostics, Inc.	1.0%
Northern Trust Corp.	1.0%
11.8%

MassMutual Mid Cap Value Fund Sector Table (% of Net Assets) on 3/31/23
Financial	23.1%
Consumer, Non-cyclical	19.0%
Industrial	12.4%
Utilities	10.6%
Communications	8.1%
Consumer, Cyclical	8.1%
Energy	5.4%
Technology	4.1%
Basic Materials	4.0%
Mutual Funds	0.8%
Total Long-Term Investments	95.6%
Short-Term Investments and Other Assets and Liabilities	4.4%
Net Assets	100.0%

MassMutual Small Cap Value Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Small Cap Value Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks to maximize total return through investment primarily in small capitalization equity securities that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 55% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 45% of the Fund’s portfolio, as of March 31, 2023.

MassMutual Small Cap Value Equity Fund Largest Holdings (% of Net Assets) on 3/31/23
ATI, Inc.	2.1%
Super Micro Computer, Inc.	2.0%
Enerpac Tool Group Corp.	1.6%
Adient PLC	1.6%
WillScot Mobile Mini Holdings Corp.	1.6%
Kaiser Aluminum Corp.	1.5%
Texas Capital Bancshares, Inc.	1.5%
Cabot Corp.	1.4%
OFG Bancorp	1.4%
Coherent Corp.	1.4%
16.1%

MassMutual Small Cap Value Equity Fund Sector Table (% of Net Assets) on 3/31/23
Industrial	23.5%
Financial	22.3%
Consumer, Cyclical	11.7%
Consumer, Non-cyclical	11.2%
Technology	8.9%
Basic Materials	8.6%
Communications	4.5%
Energy	2.0%
Utilities	1.9%
Mutual Funds	0.8%
Total Long-Term Investments	95.4%
Short-Term Investments and Other Assets and Liabilities	4.6%
Net Assets	100.0%

MassMutual Small Company Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Small Company Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies that the Fund’s subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are AllianceBernstein L.P. (AllianceBernstein), which managed approximately 68% of the Fund’s portfolio; and American Century Investment Management, Inc. (American Century), which was responsible for approximately 32% of the Fund’s portfolio, as of March 31, 2023.

MassMutual Small Company Value Fund Largest Holdings (% of Net Assets) on 3/31/23
Kulicke & Soffa Industries, Inc.	1.5%
First BanCorp	1.5%
Korn Ferry	1.4%
Selective Insurance Group, Inc.	1.4%
Dycom Industries, Inc.	1.3%
Magnolia Oil & Gas Corp. Class A	1.3%
Taylor Morrison Home Corp.	1.2%
Sally Beauty Holdings, Inc.	1.1%
KB Home	1.1%
ChampionX Corp.	1.1%
12.9%

MassMutual Small Company Value Fund Sector Table (% of Net Assets) on 3/31/23
Financial	29.7%
Consumer, Cyclical	20.1%
Industrial	18.1%
Consumer, Non-cyclical	13.6%
Technology	6.0%
Energy	3.5%
Basic Materials	3.4%
Communications	2.6%
Utilities	2.1%
Mutual Funds	0.1%
Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%
Net Assets	100.0%

MassMutual Mid Cap Growth – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Mid Cap Growth, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which managed approximately 76% of the Fund’s portfolio; and Frontier Capital Management Company, LLC (Frontier), which was responsible for approximately 24% of the Fund’s portfolio, as of March 31, 2023. In addition, T. Rowe Price Investment Management, Inc. serves as a as sub-subadviser for the Fund.

MassMutual Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 3/31/23
Microchip Technology, Inc.	2.8%
Hologic, Inc.	2.7%
Agilent Technologies, Inc.	2.2%
Teleflex, Inc.	2.0%
Ingersoll Rand, Inc.	1.8%
Marvell Technology, Inc.	1.8%
Textron, Inc.	1.7%
Burlington Stores, Inc.	1.5%
Veeva Systems, Inc. Class A	1.5%
The Trade Desk, Inc. Class A	1.5%
19.5%

MassMutual Mid Cap Growth Fund Sector Table (% of Net Assets) on 3/31/23
Consumer, Non-cyclical	30.0%
Technology	20.1%
Industrial	16.8%
Consumer, Cyclical	14.6%
Financial	5.3%
Communications	5.3%
Energy	4.0%
Basic Materials	0.9%
Mutual Funds	0.3%
Total Long-Term Investments	97.3%
Short-Term Investments and Other Assets and Liabilities	2.7%
Net Assets	100.0%

MassMutual Small Cap Growth Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Small Cap Growth Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 60% of the Fund’s portfolio; and Invesco Advisers, Inc. (Invesco Advisers), which was responsible for approximately 40% of the Fund’s portfolio, as of March 31, 2023.

MassMutual Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 3/31/23
Wingstop, Inc.	1.5%
Inspire Medical Systems, Inc.	1.5%
Manhattan Associates, Inc.	1.3%
Novanta, Inc.	1.2%
elf Beauty, Inc.	1.2%
Exlservice Holdings, Inc.	1.2%
Curtiss-Wright Corp.	1.2%
Acadia Healthcare Co., Inc.	1.2%
WillScot Mobile Mini Holdings Corp.	1.1%
Clean Harbors, Inc.	1.1%
12.5%

MassMutual Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 3/31/23
Consumer, Non-cyclical	24.8%
Industrial	17.1%
Technology	16.7%
Consumer, Cyclical	14.0%
Financial	10.4%
Energy	5.5%
Communications	3.5%
Basic Materials	3.1%
Mutual Funds	2.6%
Utilities	1.3%
Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%
Net Assets	100.0%

MassMutual Overseas Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Overseas Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest up to 25% of its total assets in equity securities of issuers in emerging markets. The Fund’s subadvisers are Massachusetts Financial Services Company (MFS), which was responsible for approximately 65% of the Fund’s portfolio; and Harris Associates L.P. (Harris), which managed approximately 35% of the Fund’s portfolio, as of March 31, 2023.

MassMutual Overseas Fund Largest Holdings (% of Net Assets) on 3/31/23
Nestle SA Registered	2.2%
SAP SE	2.0%
Roche Holding AG	2.0%
Bayer AG Registered	1.9%
Capgemini SE	1.9%
Intesa Sanpaolo SpA	1.9%
Air Liquide SA	1.8%
Schneider Electric SE	1.8%
LVMH Moet Hennessy Louis Vuitton SE	1.8%
Novo Nordisk A/S Class B	1.7%
19.0%

MassMutual Overseas Fund Sector Table (% of Net Assets) on 3/31/23
Consumer, Non-cyclical	28.6%
Financial	17.6%
Consumer, Cyclical	16.5%
Industrial	14.2%
Technology	8.6%
Basic Materials	5.7%
Communications	5.1%
Mutual Funds	1.5%
Energy	1.4%
Utilities	0.9%
Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select T. Rowe Price International Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price International Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund normally invests in a number of different countries throughout the world and may purchase the stocks of companies of any size. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, each of T. Rowe Price International Ltd, T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. serves as a sub-subadviser for the Fund.

Except as noted below, the MassMutual Select T. Rowe Price International Equity Fund has not been available for purchase by new or existing investors since October 29, 2020. The MassMutual Select T. Rowe Price Retirement Funds will continue to be able to purchase shares of the Fund. No other new or existing customers will be able to make purchases of the Fund, except that existing customers may continue to reinvest any dividends and capital gains distributions. Purchases of Fund shares may be further restricted or reopened in the future.

MassMutual Select T. Rowe Price International Equity Fund Largest Holdings (% of Net Assets) on 3/31/23
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Samsung Electronics Co. Ltd.	2.1%
ASML Holding NV	1.6%
Nestle SA Registered	1.4%
AstraZeneca PLC Sponsored ADR	1.3%
Nippon Telegraph & Telephone Corp.	1.3%
Roche Holding AG	1.2%
Siemens AG Registered	1.1%
Sanofi	1.0%
TotalEnergies SE	0.9%
14.5%

MassMutual Select T. Rowe Price International Equity Fund Sector Table (% of Net Assets) on 3/31/23
Consumer, Non-cyclical	21.8%
Financial	21.6%
Industrial	11.5%
Consumer, Cyclical	11.0%
Technology	11.0%
Communications	9.4%
Basic Materials	5.8%
Energy	3.3%
Utilities	2.2%
Mutual Funds	1.1%
Diversified	0.0%
Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%
Net Assets	100.0%

MassMutual Total Return Bond Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 111.3%
BANK LOANS — 1.9%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2023 Term Loan I, 3 mo. USD SOFR CME + 3.250%
8.148% VRN 8/24/28	$226,589	$225,740
Airlines — 0.0%
American Airlines, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
9.558% VRN 4/20/28	48,698	49,381
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
8.568% VRN 4/21/28	52,944	52,481
		101,862
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 4/30/26	211,302	209,717
Beverages — 0.0%
Naked Juice LLC
Term Loan, 3 mo. USD SOFR + 3.250%
8.248% VRN 1/24/29	90,369	79,248
2nd Lien Term Loan, 3 mo. USD SOFR + 6.000%
10.998% VRN 1/24/30	13,594	10,139
		89,387
Chemicals — 0.0%
Zep, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
9.159% VRN 8/12/24	257,988	218,552
Commercial Services — 0.1%
Element Materials Technology Group US Holdings, Inc.
2022 USD Delayed Draw Term Loan, 3 mo. USD SOFR CME + 4.250%
9.248% VRN 7/06/29	22,316	22,009
2022 USD Term Loan, 3 mo. USD SOFR CME + 4.250%
9.248% VRN 7/06/29	48,351	47,686
Pre-Paid Legal Services, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
8.590% VRN 12/15/28	103,547	101,735

	Principal Amount	Value
Prime Security Services Borrower LLC, 2021 Term Loan, 3 mo. USD LIBOR + 2.750%
7.517% VRN 9/23/26	$110,825	$110,341
Safe Fleet Holdings LLC, 2022 Term Loan, 1 mo. USD SOFR CME + 3.750%
8.609% VRN 2/23/29	30,839	30,132
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
8.986% VRN 3/04/28	230,968	193,105
Trans Union LLC, 2021 Term Loan B6, 1 mo. USD LIBOR + 2.250%
7.090% VRN 12/01/28	238,700	236,511
TruGreen Ltd. Partnership, 2020 Term Loan, 1 mo. USD LIBOR + 4.000%
8.840% VRN 11/02/27	57,047	52,591
		794,110
Computers — 0.0%
Amentum Government Services Holdings LLC, Term Loan B, 3 mo. USD LIBOR + 4.000%
8.840% VRN 1/29/27	68,985	67,605
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
8.590% VRN 2/01/28	70,103	69,081
		136,686
Cosmetics & Personal Care — 0.0%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 3 mo. USD LIBOR + 3.750%
8.909% VRN 10/01/26	114,842	113,622
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. USD LIBOR + 1.750%
6.511% VRN 1/15/25	70,325	70,267
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 1 mo. USD SOFR CME + 3.750%
8.648% VRN 4/09/27	140,593	135,907
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, 3 mo. USD LIBOR + 2.000%
7.159% VRN 11/05/28	700,000	699,300
		905,474
Electronics — 0.0%
II-VI, Inc., 2022 Term Loan B, 1 mo. USD SOFR CME + 2.750%
7.672% VRN 7/02/29	38,229	37,799

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.1%
Crown Finance US, Inc., 2022 DIP Term Loan, 3 mo. USD SOFR CME + 10.000%
14.635% - 14.682% VRN 9/07/23	$324,182	$327,974
Formula One Holdings Ltd., Term Loan B, 1 mo. USD SOFR CME + 3.250%
8.057% VRN 1/15/30	14,243	14,249
Penn National Gaming, Inc., 2022 Term Loan B, 1 mo. USD SOFR CME + 2.750%
7.657% VRN 5/03/29	52,801	52,616
Scientific Games International, Inc., 2022 USD Term Loan, 1 mo. USD SOFR CME + 3.000%
7.960% VRN 4/14/29	107,074	106,092
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%
7.600% VRN 5/18/25	24,503	24,269
		525,200
Food — 0.0%
Hostess Brands LLC, 2019 Term Loan, 3 mo. USD LIBOR + 2.250%
7.075% VRN 8/03/25	173,986	173,878
Health Care – Products — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD LIBOR + 2.250%
7.090% VRN 11/08/27	256,612	256,091
Bausch & Lomb, Inc., Term Loan, 3 mo. USD SOFR CME + 3.250%
8.457% VRN 5/10/27	104,840	101,651
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 10/23/28	103,950	101,238
		458,980
Home Furnishing — 0.0%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1 mo. USD SOFR CME + 3.750%
8.484% VRN 7/31/28	98,357	94,608
Insurance — 0.2%
Acrisure LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
8.340% VRN 2/15/27	197,455	190,708

	Principal Amount	Value
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
7.109% VRN 2/19/28	$656,271	$647,543
Asurion LLC
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
8.090% VRN 12/23/26	203,247	188,077
2022 Term Loan B10, 3 mo. USD SOFR CME + 4.000%
8.907% VRN 8/19/28	132,076	121,593
Hub International Ltd., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
8.058% VRN 4/25/25	113,576	113,191
		1,261,112
Internet — 0.1%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD SOFR CME + 3.250%
8.157% VRN 12/06/27	64,751	60,852
NortonLifeLock, Inc., 2022 Term Loan B, 1 mo. USD SOFR CME + 2.000%
6.907% VRN 9/12/29	204,922	202,617
Proofpoint, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
8.090% VRN 8/31/28	9,925	9,685
		273,154
Lodging — 0.1%
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD SOFR + 4.000%
8.807% VRN 1/27/29	297,000	291,903
Media — 0.1%
Charter Communications Operating LLC, 2019 Term Loan B2, 1 mo. USD SOFR CME + 1.750%
6.557% VRN 2/01/27	96,742	95,729
CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR CME + 4.500%
9.327% VRN 1/18/28	146,439	135,237
Diamond Sports Group LLC, 2022 2nd Lien Term Loan, 3 mo. USD SOFR CME + 3.250%
8.026% VRN 8/24/26	171,931	9,169
DirecTV Financing LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
9.840% VRN 8/02/27	389,250	373,812

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD LIBOR + 2.000%
6.684% VRN 4/30/28	$300,000	$293,688
		907,635
Metal Fabricate & Hardware — 0.0%
AZZ, Inc., Term Loan B, 1 mo. USD SOFR CME + 4.250%
9.157% VRN 5/13/29	22,396	22,358
Packaging & Containers — 0.1%
Berry Global, Inc., 2021 Term Loan Z, 1 mo. USD LIBOR + 1.750%
6.510% VRN 7/01/26	971,309	967,065
Pharmaceuticals — 0.3%
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD LIBOR + 1.750%
6.412% VRN 8/01/27	608,002	593,890
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD SOFR CME + 4.000%
8.998% VRN 10/01/27	222,159	211,606
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 mo. USD LIBOR + 2.000%
6.840% VRN 11/15/27	573,383	561,439
Jazz Financing Lux SARL, USD Term Loan, 1 mo. USD LIBOR + 3.500%
8.340% VRN 5/05/28	383,765	381,927
Organon & Co., USD Term Loan, 1 mo. USD LIBOR + 3.000%, 1 mo. USD LIBOR + 3.000%
7.750% VRN 6/02/28	420,271	419,569
Prestige Brands, Inc., 2021 Term Loan B5, 1 mo. USD LIBOR
0.000% FRN 7/03/28 (a)	350,000	348,397
		2,516,828
Retail — 0.1%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
6.590% VRN 11/19/26	365,052	361,098
KFC Holding Co., 2021 Term Loan B, 1 mo. USD LIBOR + 1.750%
6.511% VRN 3/15/28	101,387	100,669
Whatabrands LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 8/03/28	469,063	463,462
		925,229

	Principal Amount	Value
Semiconductors — 0.0%
Entegris, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 2.750%,
7.330% VRN 7/06/29	$130,000	$129,945
Entegris, Inc. ., 2023 Term Loan B, 1 mo. USD SOFR CME + 2.750%, 3 mo. USD SOFR CME + 2.750%
7.368% - 7.641% VRN 7/06/29	53,478	53,455
		183,400
Software — 0.2%
Athenahealth Group, Inc.
2022 Delayed Draw Term Loan, 3 mo. USD SOFR CME + 3.500%
3.500% VRN 2/15/29 (b)	1,572	1,470
2022 Term Loan B, 1 mo. USD SOFR CME + 3.500%
8.259% VRN 2/15/29	36,825	34,431
CDK Global, Inc., 2022 USD Term Loan B, 3 mo. USD SOFR CME + 4.250%
9.148% VRN 7/06/29	133,145	132,556
DTI Holdco, Inc., 2022 Term Loan, 3 mo. USD SOFR CME + 4.750%
9.426% VRN 4/26/29	22,964	21,231
Open Text Corp., 2022 Term Loan B, 1 mo. USD SOFR CME + 3.250%
8.157% VRN 1/31/30	49,202	49,007
Oracle Corporation, Term Loan A1, 1 mo. USD SOFR CME + 1.600%
6.456% VRN 8/16/27	684,103	677,261
RealPage, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
7.840% VRN 4/24/28	35,728	34,595
Sophia, L.P., 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
8.659% VRN 10/07/27	97,660	96,379
		1,046,930
Telecommunications — 0.3%
CommScope, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 4/06/26	289,500	277,920
Frontier Communications Corp., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
8.625% VRN 5/01/28	57,274	54,243
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
6.672% VRN 3/01/27	881,435	741,137

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 1.750%
6.600% VRN 4/11/25	$476,250	$475,607
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
7.840% VRN 3/09/27	837,204	677,851
		2,226,758
Transportation — 0.0%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD SOFR CME + 2.000%
6.998% VRN 12/30/26	66,470	65,937

TOTAL BANK LOANS (Cost $15,287,948)		14,773,924

CORPORATE DEBT — 28.1%
Agriculture — 0.6%
BAT Capital Corp.
4.390% 8/15/37	340,000	277,232
4.540% 8/15/47	2,165,000	1,607,292
5.650% 3/16/52	570,000	499,502
Imperial Brands Finance PLC
3.875% 7/26/29 (c)	50,000	44,877
6.125% 7/27/27 (c)	690,000	706,872
Reynolds American, Inc.
5.850% 8/15/45	1,160,000	1,044,315
		4,180,090
Airlines — 0.1%
U.S. Airways Pass-Through Trust, Series 2011-2, Class A,
7.125% 4/22/25	577,072	575,836
Auto Manufacturers — 0.1%
Allison Transmission, Inc.
3.750% 1/30/31 (c)	475,000	405,261
Banks — 10.7%
Bank of America Corp.
SOFR + 1.370% 1.922% VRN 10/24/31	345,000	274,990
SOFR + 1.060% 2.087% VRN 6/14/29	1,835,000	1,576,804
SOFR + 1.220% 2.299% VRN 7/21/32	865,000	696,822
SOFR + 1.050% 2.551% VRN 2/04/28	2,801,000	2,545,538
SOFR + 1.210% 2.572% VRN 10/20/32	1,175,000	959,672

	Principal Amount	Value
SOFR + 2.150% 2.592% VRN 4/29/31	$290,000	$245,320
3 mo. USD LIBOR + 1.575% 3.824% VRN 1/20/28	2,564,000	2,447,887
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	1,670,000	1,580,852
Citigroup, Inc.
SOFR + .770% 1.462% VRN 6/09/27	1,225,000	1,086,313
SOFR + 1.167% 2.561% VRN 5/01/32	1,030,000	853,976
SOFR + 2.107% 2.572% VRN 6/03/31	1,070,000	902,229
SOFR + 1.146% 2.666% VRN 1/29/31	430,000	366,754
SOFR + 1.422% 2.976% VRN 11/05/30	500,000	437,256
SOFR + 1.351% 3.057% VRN 1/25/33	2,590,000	2,187,449
SOFR + 1.280% 3.070% VRN 2/24/28	410,000	380,896
SOFR + 3.914% 4.412% VRN 3/31/31	830,000	787,781
Credit Suisse Group AG
SOFR + .980% 1.305% VRN 2/02/27 (c)	1,315,000	1,106,888
SOFR + 1.560% 2.593% VRN 9/11/25 (c)	310,000	287,122
SOFR + 1.730% 3.091% VRN 5/14/32 (c)	1,990,000	1,599,900
4.282% 1/09/28 (c)	210,000	189,063
SOFR + 3.340% 6.373% VRN 7/15/26 (c)	510,000	492,861
SOFR + 3.700% 6.442% VRN 8/11/28 (c)	135,000	133,893
SOFR + 3.920% 6.537% VRN 8/12/33 (c)	4,065,000	4,176,788
SOFR + 5.020% 9.016% VRN 11/15/33 (c)	2,265,000	2,683,799
Discover Bank
4.200% 8/08/23	1,120,000	1,109,711
DNB Bank ASA 1 year CMT + .680%
1.605% VRN 3/30/28 (c)	1,400,000	1,222,614
Global Bank Corp. 3 mo. USD LIBOR + 3.300%
5.250% VRN 4/16/29 (c)	200,000	180,090
The Goldman Sachs Group, Inc.
SOFR + .486% 0.925% VRN 10/21/24	895,000	870,691
1.217% 12/06/23	2,245,000	2,180,581
SOFR + .798% 1.431% VRN 3/09/27	2,295,000	2,049,679

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + .818% 1.542% VRN 9/10/27	$485,000	$426,120
SOFR + .913% 1.948% VRN 10/21/27	1,755,000	1,564,241
SOFR + 1.090% 1.992% VRN 1/27/32	315,000	250,934
SOFR + 1.248% 2.383% VRN 7/21/32	950,000	770,081
SOFR + 1.264% 2.650% VRN 10/21/32	465,000	383,939
HSBC Holdings PLC
SOFR + 1.732% 2.013% VRN 9/22/28	1,370,000	1,172,414
SOFR + 1.929% 2.099% VRN 6/04/26	1,480,000	1,357,945
SOFR + 1.285% 2.206% VRN 8/17/29	1,135,000	950,857
SOFR + 2.110% 4.755% VRN 6/09/28	1,080,000	1,045,172
SOFR + 2.650% 6.332% VRN 3/09/44	665,000	697,654
JP Morgan Chase & Co.
3 mo. TSFR + .580% 0.969% VRN 6/23/25	2,650,000	2,508,678
SOFR + .605% 1.561% VRN 12/10/25	1,890,000	1,771,622
SOFR + .885% 1.578% VRN 4/22/27	1,360,000	1,218,091
SOFR + 1.015% 2.069% VRN 6/01/29	350,000	302,556
SOFR + 1.180% 2.545% VRN 11/08/32	850,000	704,234
SOFR + 1.250% 2.580% VRN 4/22/32	60,000	50,466
SOFR + 1.510% 2.739% VRN 10/15/30	540,000	470,832
SOFR + 1.170% 2.947% VRN 2/24/28	535,000	495,447
Lloyds Banking Group PLC
1 year CMT + .850% 1.627% VRN 5/11/27	1,000,000	877,808
3 mo. USD LIBOR + 1.205% 3.574% VRN 11/07/28	425,000	388,396
1 year CMT + 3.500% 3.870% VRN 7/09/25	415,000	403,251
1 year CMT + 2.300% 4.976% VRN 8/11/33	995,000	951,889
Macquarie Group Ltd.
SOFR + 1.069% 1.340% VRN 1/12/27 (c)	920,000	820,232
SOFR + 1.440% 2.691% VRN 6/23/32 (c)	5,000	3,998

	Principal Amount	Value
SOFR + 1.532% 2.871% VRN 1/14/33 (c)	$1,335,000	$1,080,507
SOFR + 2.405% 4.442% VRN 6/21/33 (c)	525,000	476,711
Morgan Stanley
SOFR + .560% 1.164% VRN 10/21/25	2,885,000	2,693,046
SOFR + .879% 1.593% VRN 5/04/27	1,365,000	1,222,260
SOFR + 1.020% 1.928% VRN 4/28/32	1,005,000	790,194
SOFR + 1.178% 2.239% VRN 7/21/32	1,690,000	1,355,241
SOFR + 1.360% 2.484% VRN 9/16/36	980,000	743,993
Natwest Group PLC 3 mo. USD LIBOR + 1.762%
4.269% VRN 3/22/25	1,710,000	1,677,649
The PNC Financial Services Group, Inc.
SOFR + 1.933% 5.068% VRN 1/24/34 (d)	715,000	704,849
SOFR + 2.140% 6.037% VRN 10/28/33	705,000	741,280
Santander UK Group Holdings PLC
SOFR + .787% 1.089% VRN 3/15/25	1,825,000	1,724,136
1 year CMT + 1.250% 1.532% VRN 8/21/26	295,000	263,025
SOFR + .989% 1.673% VRN 6/14/27	340,000	295,675
SOFR + 1.220% 2.469% VRN 1/11/28	285,000	250,458
3 mo. USD LIBOR + 1.570% 4.796% VRN 11/15/24	525,000	517,716
Santander UK PLC
5.000% 11/07/23 (c)	1,390,000	1,373,109
UBS Group AG 1 year CMT + 1.550%
5.711% VRN 1/12/27 (c)	445,000	440,632
US Bancorp
SOFR + 1.600% 4.839% VRN 2/01/34	1,320,000	1,280,273
SOFR + 2.090% 5.850% VRN 10/21/33	715,000	746,323
Wells Fargo & Co.
SOFR + 2.100% 2.393% VRN 6/02/28	1,710,000	1,538,544
SOFR + 1.500% 3.350% VRN 3/02/33	3,530,000	3,057,475

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 1.510% 3.526% VRN 3/24/28	$1,800,000	$1,696,707
3 mo. USD LIBOR + 1.310% 3.584% VRN 5/22/28	1,345,000	1,266,206
		81,137,085
Beverages — 0.1%
Bacardi Ltd.
5.300% 5/15/48 (c)	275,000	255,854
Triton Water Holdings, Inc.
6.250% 4/01/29 (c) (d)	275,000	218,366
		474,220
Biotechnology — 0.3%
Amgen, Inc.
5.250% 3/02/33	725,000	744,353
5.600% 3/02/43	725,000	744,681
5.650% 3/02/53	875,000	905,312
Grifols Escrow Issuer SA
4.750% 10/15/28 (c)	230,000	188,312
		2,582,658
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
2.300% 11/01/30 (c)	1,685,000	1,352,095
5.000% 9/26/48	430,000	368,681
SK Invictus Intermediate II Sarl
5.000% 10/30/29 (c)	80,000	66,419
		1,787,195
Commercial Services — 0.2%
Global Payments, Inc.
5.400% 8/15/32	365,000	357,601
5.950% 8/15/52	495,000	469,181
S&P Global, Inc.
2.900% 3/01/32	415,000	369,929
Upbound Group, Inc.
6.375% 2/15/29 (c)	85,000	71,371
WASH Multifamily Acquisition, Inc.
5.750% 4/15/26 (c)	85,000	80,431
		1,348,513
Computers — 0.0%
NCR Corp.
5.125% 4/15/29 (c)	175,000	151,430
5.250% 10/01/30 (c)	90,000	73,474
		224,904
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300% 1/30/32	2,270,000	1,882,429

	Principal Amount	Value
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.875% 1/23/28	$265,000	$244,201
Air Lease Corp.
3.250% 3/01/25	950,000	911,934
5.850% 12/15/27	905,000	909,075
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (c)	1,109,000	938,151
2.875% 2/15/25 (c)	45,000	42,160
3.950% 7/01/24 (c)	380,000	369,611
4.375% 5/01/26 (c)	815,000	764,113
Capital One Financial Corp. SOFR + 1.790%
3.273% VRN 3/01/30	1,160,000	987,027
Discover Financial Services
3.950% 11/06/24	150,000	142,970
Park Aerospace Holdings Ltd.
5.500% 2/15/24 (c)	75,000	74,301
		7,265,972
Electric — 1.7%
Ameren Illinois Co.
3.700% 12/01/47	480,000	392,811
Duke Energy Carolinas LLC
3.700% 12/01/47	738,000	587,762
Duke Energy Corp.
3.750% 9/01/46	471,000	364,530
Duke Energy Indiana LLC
5.250% 3/15/33	875,000	907,569
Entergy Louisiana LLC
3.780% 4/01/25	1,250,000	1,221,476
Eversource Energy
4.600% 7/01/27	735,000	735,424
FirstEnergy Transmission LLC
2.866% 9/15/28 (c)	1,401,000	1,263,092
5.450% 7/15/44 (c)	600,000	573,181
Florida Power & Light Co.
3.990% 3/01/49	1,000,000	859,288
Metropolitan Edison Co.
4.000% 4/15/25 (c)	985,000	938,424
MidAmerican Energy Co.
4.400% 10/15/44	1,905,000	1,749,159
Mong Duong Finance Holdings BV
5.125% 5/07/29 (c)	250,000	211,184
Public Service Co. of Colorado
5.250% 4/01/53 (k)	770,000	781,649
Southwestern Electric Power Co.
3.250% 11/01/51	425,000	294,360
TenneT Holding BV
4.500% 10/28/34 EUR (c) (e)	550,000	639,822

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wisconsin Power and Light Co.
4.950% 4/01/33	$1,535,000	$1,543,150
		13,062,881
Engineering & Construction — 0.1%
Artera Services LLC
9.033% 12/04/25 (c)	257,000	221,060
Heathrow Funding Ltd.
1.875% 3/14/34 EUR (c) (e)	895,000	762,115
		983,175
Entertainment — 0.5%
Warnermedia Holdings, Inc.
5.050% 3/15/42 (c)	1,760,000	1,467,912
5.141% 3/15/52 (c)	3,001,000	2,423,014
		3,890,926
Environmental Controls — 0.1%
Waste Pro USA, Inc.
5.500% 2/15/26 (c)	575,000	528,806
Food — 0.4%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.000% 2/02/29 (c)	730,000	621,850
3.000% 5/15/32 (c)	410,000	321,116
6.500% 12/01/52 (c)	900,000	854,679
Kraft Heinz Foods Co.
5.200% 7/15/45	750,000	725,642
Pilgrim’s Pride Corp.
3.500% 3/01/32	500,000	406,900
5.875% 9/30/27 (c)	75,000	74,550
Simmons Foods, Inc. /Simmons Prepared Foods, Inc. /Simmons Pet Food, Inc. /Simmons Feed
4.625% 3/01/29 (c)	400,000	325,052
		3,329,789
Gas — 0.2%
KeySpan Gas East Corp.
5.819% 4/01/41 (c)	1,337,000	1,337,692
Health Care – Products — 0.1%
Embecta Corp.
5.000% 2/15/30 (c)	64,000	55,060
Medline Borrower LP
3.875% 4/01/29 (c)	400,000	346,572
		401,632
Health Care – Services — 1.5%
Aetna, Inc.
3.500% 11/15/24	500,000	487,783
Centene Corp.
2.450% 7/15/28	1,951,000	1,687,279
4.250% 12/15/27	590,000	562,821

	Principal Amount	Value
CommonSpirit Health
2.782% 10/01/30	$455,000	$386,296
3.347% 10/01/29	530,000	476,042
HCA, Inc.
2.375% 7/15/31	230,000	185,487
3.500% 9/01/30	859,000	764,641
4.125% 6/15/29	1,262,000	1,181,323
5.125% 6/15/39	650,000	606,842
5.250% 4/15/25	644,000	642,884
5.250% 6/15/49	485,000	435,922
5.375% 9/01/26	590,000	591,435
5.500% 6/15/47	775,000	725,352
Humana, Inc.
3.700% 3/23/29	2,050,000	1,925,194
Molina Healthcare, Inc.
3.875% 11/15/30 (c)	417,000	363,840
3.875% 5/15/32 (c)	850,000	714,608
		11,737,749
Household Products & Wares — 0.0%
Central Garden & Pet Co.
5.125% 2/01/28	22,000	21,259
Insurance — 1.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 10/15/27 (c)	90,000	83,641
Aon Corp. / Aon Global Holdings PLC
3.900% 2/28/52	845,000	678,573
AssuredPartners, Inc.
5.625% 1/15/29 (c)	80,000	69,120
Athene Global Funding
1.985% 8/19/28 (c)	2,200,000	1,778,580
3.205% 3/08/27 (c)	445,000	408,500
Farmers Exchange Capital
3 mo. USD LIBOR + 3.454% 5.454% VRN 10/15/54 (c)	3,290,000	3,016,835
3 mo. USD LIBOR + 3.744% 6.151% VRN 11/01/53 (c)	350,000	347,212
Marsh & McLennan Cos., Inc.
5.750% 11/01/32	545,000	583,392
Metropolitan Life Global Funding I
5.150% 3/28/33 (c)	480,000	484,090
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%
4.375% VRN 9/15/54 (c)	4,000,000	3,892,188
		11,342,131
Internet — 0.2%
Cogent Communications Group, Inc.
7.000% 6/15/27 (c)	75,000	74,377

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Meta Platforms, Inc.
4.450% 8/15/52	$430,000	$376,562
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
4.750% 4/30/27 (c)	75,000	63,895
Tencent Holdings Ltd.
3.680% 4/22/41 (c)	455,000	346,550
3.840% 4/22/51 (c)	455,000	328,889
3.975% 4/11/29 (c)	410,000	388,991
		1,579,264
Lodging — 0.1%
Hyatt Hotels Corp.
1.800% 10/01/24	930,000	880,121
Machinery – Diversified — 0.0%
OT Merger Corp.
7.875% 10/15/29 (c) (d)	250,000	147,508
Media — 0.8%
Cable One, Inc.
4.000% 11/15/30 (c) (d)	1,085,000	882,545
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	500,000	463,923
4.800% 3/01/50	375,000	284,921
4.908% 7/23/25	1,105,000	1,093,281
5.250% 4/01/53	250,000	201,961
5.375% 4/01/38	5,000	4,355
5.375% 5/01/47	180,000	148,120
5.750% 4/01/48	1,088,000	936,144
CSC Holdings LLC
5.375% 2/01/28 (c)	150,000	123,145
5.750% 1/15/30 (c)	125,000	65,816
6.500% 2/01/29 (c)	1,033,000	850,355
7.500% 4/01/28 (c)	80,000	51,000
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375% 8/15/26 (c)	1,175,000	64,625
Time Warner Cable, Inc.
5.500% 9/01/41	370,000	319,267
5.875% 11/15/40	360,000	325,875
		5,815,333
Oil & Gas — 0.4%
Ecopetrol SA
8.875% 1/13/33	100,000	101,125
KazMunay Gas National Co.
4.750% 4/19/27 (c)	200,000	183,732
Occidental Petroleum Corp.
0.000% 10/10/36	115,000	58,650
4.500% 7/15/44	400,000	320,000

	Principal Amount	Value
Pertamina Persero PT
3.100% 8/27/30 (c)	$675,000	$592,480
Petroleos Mexicanos
6.625% 6/15/35	2,100,000	1,531,758
7.690% 1/23/50	295,000	208,165
Transocean Poseidon Ltd.
6.875% 2/01/27 (c)	189,313	185,526
		3,181,436
Oil & Gas Services — 0.0%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250% 4/01/28 (c)	75,000	72,338
Packaging & Containers — 0.3%
Berry Global, Inc.
1.650% 1/15/27	85,000	74,358
4.875% 7/15/26 (c)	585,000	570,206
5.500% 4/15/28 (c)	310,000	308,839
Sealed Air Corp.
1.573% 10/15/26 (c)	1,200,000	1,048,128
Trivium Packaging Finance BV
8.500% 8/15/27 (c)	75,000	68,250
		2,069,781
Pharmaceuticals — 1.2%
AbbVie, Inc.
4.450% 5/14/46	339,000	306,190
Bayer US Finance II LLC
4.375% 12/15/28 (c)	3,281,000	3,169,557
4.625% 6/25/38 (c)	1,310,000	1,198,483
4.875% 6/25/48 (c)	220,000	196,732
Becton Dickinson & Co.
2.823% 5/20/30	1,735,000	1,546,929
The Cigna Corp.
3.400% 3/15/51	210,000	153,953
CVS Health Corp.
5.050% 3/25/48	2,360,000	2,201,283
		8,773,127
Pipelines — 0.9%
Enbridge, Inc.
5.700% 3/08/33	215,000	223,415
Energy Transfer LP
4.950% 6/15/28	1,131,000	1,121,581
5.350% 5/15/45	370,000	326,596
5.400% 10/01/47	1,275,000	1,129,846
5.950% 10/01/43	750,000	716,644
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (c)	354,840	305,131
Kinder Morgan, Inc.
5.550% 6/01/45	565,000	533,861

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp.
3.550% 12/15/29	$228,000	$203,768
Rockies Express Pipeline LLC
4.950% 7/15/29 (c)	1,000,000	890,822
6.875% 4/15/40 (c)	745,000	620,767
Sabine Pass Liquefaction LLC
4.500% 5/15/30	524,000	505,169
Southern Gas Corridor CJSC
6.875% 3/24/26 (c)	400,000	407,080
		6,984,680
Real Estate — 0.1%
Blackstone Property Partners Europe Holdings Sarl
1.625% 4/20/30 EUR (c) (e)	500,000	375,645
Blackstone Property Partners Europe Holdings SARL
1.750% 3/12/29 EUR (c) (e)	100,000	80,121
Vonovia SE
1.500% 6/14/41 EUR (c) (e)	400,000	226,908
		682,674
Real Estate Investment Trusts (REITS) — 2.0%
American Assets Trust LP
3.375% 2/01/31	865,000	694,520
American Homes Rent
3.625% 4/15/32	1,650,000	1,427,414
American Tower Corp.
2.700% 4/15/31	195,000	162,450
5.650% 3/15/33	1,080,000	1,111,135
CapLand Ascendas REIT
0.750% 6/23/28 EUR (c) (e)	445,000	379,380
CubeSmart LP
2.000% 2/15/31	730,000	572,538
Digital Intrepid Holding BV
0.625% 7/15/31 EUR (c) (e)	300,000	223,584
Extra Space Storage LP
2.350% 3/15/32	1,075,000	843,713
3.900% 4/01/29	670,000	615,519
GLP Capital LP / GLP Financing II, Inc.
3.250% 1/15/32	39,000	31,643
4.000% 1/15/31	95,000	81,411
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	50,000	44,336
5.300% 1/15/29	620,000	590,203
5.375% 4/15/26	1,375,000	1,333,721
Healthcare Realty Holdings LP
2.000% 3/15/31	275,000	214,719
2.050% 3/15/31	71,000	54,059

	Principal Amount	Value
2.400% 3/15/30	$615,000	$490,843
3.100% 2/15/30	825,000	714,597
3.625% 1/15/28	157,000	142,538
Hudson Pacific Properties LP
4.650% 4/01/29	1,185,000	830,745
Invitation Homes Operating Partnership LP
2.000% 8/15/31	145,000	111,157
4.150% 4/15/32	670,000	600,344
Life Storage LP
2.400% 10/15/31	1,040,000	838,742
Physicians Realty LP
2.625% 11/01/31	465,000	366,304
4.300% 3/15/27	105,000	101,267
Prologis Euro Finance LLC
4.250% 1/31/43 EUR (e)	710,000	691,113
VICI Properties LP
5.125% 5/15/32	1,029,000	969,462
5.625% 5/15/52	233,000	209,810
VICI Properties LP / VICI Note Co., Inc.
3.750% 2/15/27 (c)	30,000	27,695
3.875% 2/15/29 (c)	450,000	400,059
4.125% 8/15/30 (c)	125,000	110,411
4.500% 9/01/26 (c)	240,000	225,758
4.500% 1/15/28 (c)	160,000	148,168
4.625% 6/15/25 (c)	65,000	62,843
5.750% 2/01/27 (c)	75,000	73,622
		15,495,823
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750% 1/15/30 (c)	85,000	69,932
The Michaels Cos., Inc.
5.250% 5/01/28 (c)	556,000	463,395
7.875% 5/01/29 (c)	339,000	238,463
Papa John’s International, Inc.
3.875% 9/15/29 (c) (d)	233,000	202,216
		974,006
Savings & Loans — 0.1%
Nationwide Building Society
SOFR + 1.290% 2.972% VRN 2/16/28 (c)	720,000	647,689
3 mo. USD LIBOR + 1.392% 4.363% VRN 8/01/24 (c)	300,000	297,495
		945,184
Semiconductors — 0.1%
Broadcom, Inc.
2.600% 2/15/33 (c)	412,000	322,842

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3.419% 4/15/33 (c)	$420,000	$350,730
		673,572
Software — 0.5%
Open Text Corp.
6.900% 12/01/27 (c)	125,000	128,950
Oracle Corp.
2.875% 3/25/31	115,000	98,366
3.800% 11/15/37	200,000	165,878
3.950% 3/25/51	2,078,000	1,547,081
5.550% 2/06/53	705,000	668,959
6.900% 11/09/52	710,000	792,363
Take-Two Interactive Software, Inc.
4.000% 4/14/32	810,000	743,850
		4,145,447
Telecommunications — 1.9%
AT&T, Inc.
3.800% 12/01/57	1,795,000	1,330,940
4.500% 5/15/35	110,000	103,189
4.850% 3/01/39	366,000	343,132
5.250% 3/01/37	850,000	849,074
CommScope, Inc.
4.750% 9/01/29 (c)	700,000	583,464
Frontier Communications Holdings LLC
8.625% 3/15/31 (c)	705,000	690,336
Intelsat Jackson Holdings S.A.
6.500% 3/15/30 (c)	1,440,000	1,320,091
Intelsat Jackson Holdings S.A., Escrow
8.500% 10/15/24 (c) (f) (g) (h)	378,000	—
9.750% 7/15/25 (c) (f) (g) (h)	1,379,000	—
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 3/20/25 (c)	1,722,500	1,708,865
5.152% 9/20/29 (c)	2,015,000	2,000,653
T-Mobile USA, Inc.
2.250% 2/15/26	1,217,000	1,132,037
2.550% 2/15/31	955,000	808,843
3.750% 4/15/27	1,270,000	1,219,998
3.875% 4/15/30	580,000	543,905
4.375% 4/15/40	840,000	751,768
Vodafone Group PLC
4.875% 6/19/49	1,260,000	1,135,037
		14,521,332

	Principal Amount	Value
Transportation — 0.0%
Transnet SOC Ltd.
8.250% 2/06/28 (c) (d)	$200,000	$198,984

TOTAL CORPORATE DEBT (Cost $232,727,550)		213,758,384

MUNICIPAL OBLIGATIONS — 0.5%
City of New York NY, General Obligation,
3.000% 8/01/34	945,000	805,334
County of Miami-Dade FL Aviation Revenue, Revenue Bond,
2.707% 10/01/33	375,000	312,562
New York City Transitional Finance Authority Future Tax Secured Revenue
Revenue Bond, 5.130% 2/01/35	1,033,000	1,049,802
Revenue Bond, 5.150% 2/01/36	1,033,000	1,047,200
New York State Dormitory Authority, Revenue Bond,
5.628% 3/15/39	860,000	906,024

TOTAL MUNICIPAL OBLIGATIONS (Cost $4,368,586)		4,120,922

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.6%
Commercial Mortgage-Backed Securities — 2.5%
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class AMP, 3.287% 11/05/32 (c)	1,920,000	1,750,162
Series 2018-PARK, Class A, 4.091% VRN 8/10/38 (c) (i)	1,280,000	1,144,410
BX Commercial Mortgage Trust
Series 2019-XL, Class A, 1 mo. USD Term SOFR + 1.034% 5.862% FRN 10/15/36 (c)	2,330,986	2,304,802
Series 2022-CSMO, Class A, 1 mo. USD Term SOFR + 2.115% 6.942% FRN 6/15/27 (c)	1,641,000	1,616,886
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (c)	420,000	357,363
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 6.407% FRN 1/15/39 (c)	1,057,000	997,853
Series 2022-PSB, Class D, 1 mo. USD Term SOFR + 4.693% 9.520% FRN 8/15/39 (c)	1,324,674	1,311,231

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CALI Mortgage Trust, Series 2019-101C, Class A
3.957% 3/10/39 (c)	$945,000	$823,650
CPT Mortgage Trust, Series 2019-CPT, Class A
2.865% 11/13/39 (c)	805,000	646,144
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (c)	860,000	696,641
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 2.943% VRN 12/10/41 (c) (i)	860,000	721,538
Series 2019-30HY, Class A, 3.228% 7/10/39 (c)	880,000	754,041
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2019-OSB, Class A, 3.397% 6/05/39 (c)	900,000	789,295
Series 2021-HTL5, Class A, 1 mo. USD LIBOR + 1.115% 5.800% FRN 11/15/38 (c)	2,138,000	2,053,413
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (c)	570,000	449,082
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (c)	1,085,000	887,528
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A,
3.834% VRN 1/15/32 (c) (i)	640,000	619,228
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B,
4.144% VRN 1/05/43 (c) (i)	50,000	34,415
TTAN, Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.400%
7.085% FRN 3/15/38 (c)	1,331,121	1,247,936
		19,205,618
Home Equity Asset-Backed Securities — 0.8%
Argent Securities, Inc., Series 2005-W2, Class M1, 1 mo. USD LIBOR + .735%
5.580% FRN 10/25/35	1,798,545	1,725,629
Morgan Stanley Capital, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .580%
5.425% FRN 1/25/36	1,894,536	1,797,796
Option One Mortgage Loan Trust, Series 2006-3, Class 1A1, 1 mo. USD LIBOR + .140%
4.985% FRN 2/25/37	3,577,197	2,298,479
		5,821,904

	Principal Amount	Value
Other Asset-Backed Securities — 4.4%
AGL CLO Ltd., Series 2021-13A, Class A1, 3 mo. USD LIBOR + 1.160%
5.968% FRN 10/20/34 (c)	$2,400,000	$2,344,097
AIG CLO Ltd., Series 2019-2A, Class BR, 3 mo. USD LIBOR + 1.600%
6.418% FRN 10/25/33 (c)	2,400,000	2,334,062
Aimco CLO Ltd., Series 2020-11A, Class AR, 3 mo. USD LIBOR + 1.130%
5.922% FRN 10/17/34 (c)	2,075,000	2,020,486
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 1 mo. USD LIBOR + 1.070%
5.754% FRN 8/15/34 (c)	2,018,000	1,971,981
CIM Trust, Series 2023-NR1, Class A1,
6.000% STEP 6/25/62 (c)	4,110,342	3,959,666
Countrywide Asset-Backed Certificates Trust
Series 2007-7, Class 1A, 1 mo. USD LIBOR + .200% 5.045% FRN 10/25/47	2,854,039	2,711,298
Series 2004-5, Class M1, 1 mo. USD LIBOR + .855% 5.700% FRN 8/25/34	119,114	117,166
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720%
5.565% FRN 10/25/35	33,020	32,950
Flatiron CLO Ltd., Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.600%
6.398% FRN 7/19/34 (c)	2,400,000	2,330,285
GoldenTree Loan Opportunities Ltd., Series 2014-9A, Class AR2, 3 mo. USD LIBOR + 1.110%
5.912% FRN 10/29/29 (c)	1,696,287	1,687,378
GSAMP Trust, Series 2006-HE1, Class M1, 1 mo. USD LIBOR + .585%
5.430% FRN 1/25/36	702,833	694,960
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
6.032% FRN 7/15/27 (c)	193,064	193,001
Magnetite Ltd., Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800%
5.592% FRN 1/15/28 (c)	1,140,873	1,130,079

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital, Inc. Trust, Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .580%
5.425% FRN 2/25/36	$1,603,528	$1,562,738
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1
1.910% 10/20/61 (c)	1,646,000	1,438,219
Progress Residential Trust
Series 2021-SFR8, Class C, 1.931% 10/17/38 (c)	2,500,000	2,175,212
Series 2020-SFR3, Class F, 2.796% 10/17/27 (c)	860,000	761,075
Series 2021-SFR10, Class F, 4.608% 12/17/40 (c)	1,158,932	986,099
Rockford Tower Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.120%
5.928% FRN 4/20/34 (c)	2,435,000	2,359,103
VOLT CIII LLC, Series 2021-CF1, Class A1,
1.992% STEP 8/25/51 (c)	2,478,699	2,249,691
		33,059,546
Student Loans Asset-Backed Securities — 2.2%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%
5.545% FRN 7/25/56 (c)	1,220,083	1,164,147
Education Loan Asset-Backed Trust, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800%
5.645% FRN 4/26/32 (c)	1,810,539	1,789,190
Nelnet Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .450%
5.372% FRN 8/23/36 (c)	1,540,331	1,496,763
SLM Student Loan Trust
Series 2014-1, Class A3, 1 mo. USD LIBOR + .600% 5.445% FRN 2/26/29	1,283,023	1,247,618
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 5.495% FRN 5/26/26	2,205,771	2,115,900
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 6.668% FRN 7/25/73	3,735,000	3,505,911
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 7.068% FRN 10/25/83	3,630,000	3,584,144

	Principal Amount	Value
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170%
4.988% FRN 4/25/40 (c)	$1,574,908	$1,505,400
		16,409,073
Whole Loan Collateral Collateralized Mortgage Obligations — 6.7%
Ajax Mortgage Loan Trust
Series 2019-,Class A1, 2.860% STEP 7/25/59 (c)	1,818,865	1,664,340
Series 2022-B, Class A1, 3.500% STEP 3/27/62 (c)	2,983,118	2,778,896
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD LIBOR + .400%
5.245% FRN 3/25/46	1,441,261	1,218,755
Bear Stearns Trust, Series 2005-4, Class 25A1,
3.247% VRN 5/25/35 (i)	645,819	578,132
BINOM Securitization Trust, Series 2022-RPL1, Class A1,
3.000% VRN 2/25/61 (c) (i)	2,800,031	2,501,197
CIM Trust, Series 2021-J3, Class A1,
2.500% VRN 6/25/51 (c) (i)	4,498,392	3,638,602
Citigroup Mortgage Loan Trust, Series 2006-AR2, Class 1A2,
4.014% VRN 3/25/36 (i)	2,353	2,166
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (c) (i)	1,563,463	1,459,922
CSMC, Series 2021-NQM6, Class A1,
1.174% VRN 7/25/66 (c) (i)	2,011,857	1,621,274
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1,
4.300% VRN 11/25/35 (i)	1,266,938	1,070,935
GS Mortgage-Backed Securities Trust, Series 2022-PJ6 , Class A4,
3.000% VRN 1/25/53 (c) (i)	4,232,159	3,586,093
HarborView Mortgage Loan Trust
Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 4.798% FRN 11/19/36	2,620,313	1,906,954
Series 2007-6, Class 1A1A, 1 mo. USD LIBOR + .200% 4.961% FRN 8/19/37	2,408,518	1,889,628
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1 mo. USD LIBOR + .520%
5.365% FRN 1/25/36	1,997,046	1,873,614

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Mortgage Trust
Series 2021-13, Class A3, 2.500% VRN 4/25/52 (c) (i)	$3,807,669	$3,094,177
Series 2005-A5, Class 1A2, 3.336% VRN 8/25/35 (i)	81,820	77,655
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1,
3.465% VRN 4/25/34 (i)	473,284	416,035
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1,
1.957% VRN 10/25/61 (c) (i)	3,938,466	3,190,723
Preston Ridge Partners Mortgage
Series 2021-5, Class A1, 1.793% STEP 6/25/26 (c)	3,695,602	3,381,943
Series 2021-6, Class A1, 1.793% STEP 7/25/26 (c)	1,616,127	1,505,820
Series 2022-1, Class A1, 3.720% STEP 2/25/27 (c)	3,608,061	3,473,170
Series 2022-4, Class A1, 5.000% STEP 8/25/27 (c) (i)	858,728	830,441
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .370%
5.215% FRN 8/25/36	492,932	420,173
Residential Asset Securitization Trust, Series 2006-A14C, Class 1A1
6.250% 12/25/36	1,841,336	1,373,910
Structured Asset Mortgage Investments Trust, Series 2006-AR1, Class 3A1, 1 mo. USD LIBOR + .460%
5.305% FRN 2/25/36	1,444,837	1,131,708
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .620%
5.465% FRN 1/25/45	467,075	442,574
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-AR12, Class 1A4, 3.805% VRN 10/25/36 (i)	3,907,556	3,451,475
Series 2005-7, Class 4CB, 7.000% 8/25/35	2,544,537	2,000,188
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4,
4.539% VRN 4/25/37 (i)	750,169	668,160
		51,248,660

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $132,548,313)		125,744,801

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 0.5%
Brazilian Government International Bond
3.875% 6/12/30	$730,000	$653,395
Chile Government International Bond
2.450% 1/31/31 (d)	200,000	172,243
2.550% 1/27/32 (d)	400,000	341,198
Colombia Government International Bond
4.500% 1/28/26	200,000	191,553
Dominican Republic International Bond
4.500% 1/30/30 (c)	440,000	381,923
Egypt Government International Bond
7.600% 3/01/29 (c)	200,000	139,058
Mexico Government International Bond
2.659% 5/24/31 (d)	413,000	344,540
4.750% 4/27/32	200,000	191,768
Oman Government International Bond
6.750% 10/28/27 (c)	200,000	208,751
Panama Government International Bond
2.252% 9/29/32 (d)	200,000	153,010
3.160% 1/23/30	425,000	372,626
Peruvian Government International Bond
2.844% 6/20/30	200,000	174,750
4.125% 8/25/27	254,000	248,811
Republic of Poland Government International Bond
5.750% 11/16/32	43,000	45,687
Republic of South Africa Government International Bond
5.875% 4/20/32	200,000	181,508
Romanian Government International Bond
3.000% 2/14/31 (c)	270,000	221,858
		4,022,679

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,650,610)		4,022,679

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (j) — 38.3%
Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K155, Class A3 3.750% 4/25/33	2,115,000	2,005,290

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	$554,002	$511,218
Series 2018-55, Class PA, 3.500% 1/25/47	419,598	409,597
Series 2018-54, Class KA, 3.500% 1/25/47	404,343	394,706
Series 2018-38, Class PA, 3.500% 6/25/47	639,525	618,364
Government National Mortgage Association
Series 2018-124, Class NW, 3.500% 9/20/48	521,653	494,206
Series 2019-15, Class GT, 3.500% 2/20/49	569,366	540,720
		4,974,101
Pass-Through Securities — 37.0%
Federal Home Loan Mortgage Corp.
Pool #SD8193 2.000% 2/01/52	4,123,968	3,408,154
Pool #SD8199 2.000% 3/01/52	2,182,215	1,803,439
Pool #QE0312 2.000% 4/01/52	1,985,647	1,640,370
Pool #SD8189 2.500% 1/01/52	2,351,084	2,027,514
Pool #SD8194 2.500% 2/01/52	3,844,618	3,315,499
Pool #SD8200 2.500% 3/01/52	2,304,278	1,987,150
Pool #SD8205 2.500% 4/01/52	4,089,239	3,526,454
Pool #SD8212 2.500% 5/01/52	3,976,909	3,429,584
Pool #G18596 3.000% 4/01/31	235,691	226,475
Pool #G18691 3.000% 6/01/33	88,611	84,644
Pool #G08710 3.000% 6/01/46	56,372	51,650
Pool #G08715 3.000% 8/01/46	1,204,657	1,102,623
Pool #G08721 3.000% 9/01/46	162,461	148,701
Pool #G08726 3.000% 10/01/46	2,168,168	1,984,526
Pool #G08732 3.000% 11/01/46	1,542,739	1,412,071
Pool #G08741 3.000% 1/01/47	1,043,774	954,389
Pool #G18713 3.500% 11/01/33	636,722	619,515
Pool #G16756 3.500% 1/01/34	259,539	252,606
Pool #G60038 3.500% 1/01/44	536,796	513,540
Pool #G07848 3.500% 4/01/44	4,189,193	3,990,623
Pool #G07924 3.500% 1/01/45	1,142,864	1,086,906
Pool #G60138 3.500% 8/01/45	2,395,265	2,283,225
Pool #G08711 3.500% 6/01/46	921,743	870,851
Pool #G08716 3.500% 8/01/46	1,330,003	1,256,570
Pool #G67706 3.500% 12/01/47	1,319,108	1,252,459
Pool #G08792 3.500% 12/01/47	1,128,672	1,062,474
Pool #G67707 3.500% 1/01/48	1,553,976	1,479,346
Pool #G67708 3.500% 3/01/48	2,869,410	2,717,258
Pool #G67709 3.500% 3/01/48	3,731,521	3,538,319
Pool #G67711 4.000% 3/01/48	425,135	414,849
Pool #G67713 4.000% 6/01/48	1,111,736	1,084,141

	Principal Amount	Value
Pool #G67714 4.000% 7/01/48	$1,542,156	$1,504,359
Pool #G67717 4.000% 11/01/48	1,368,171	1,334,211
Pool #G08843 4.500% 10/01/48	496,994	493,349
Pool #G08826 5.000% 6/01/48	156,079	158,176
Pool #G08844 5.000% 10/01/48	57,020	57,679
Federal National Mortgage Association
Pool #MA4093 2.000% 8/01/40	822,195	707,489
Pool #MA4152 2.000% 10/01/40	3,092,969	2,661,464
Pool #MA4176 2.000% 11/01/40	2,245,776	1,932,464
Pool #MA4333 2.000% 5/01/41	669,845	574,301
Pool #BQ6913 2.000% 12/01/51	4,307,557	3,561,223
Pool #CB2767 2.000% 1/01/52	4,154,439	3,433,336
Pool #CB2766 2.000% 2/01/52	2,836,558	2,344,205
Pool #FS1598 2.000% 4/01/52	4,181,874	3,456,009
Pool #BL6060 2.455% 4/01/40	1,265,000	906,127
Pool #MA4548 2.500% 2/01/52	3,874,221	3,341,028
Pool #MA4563 2.500% 3/01/52	3,972,796	3,426,037
Pool #MA3029 3.000% 6/01/32	234,981	224,817
Pool #MA1607 3.000% 10/01/33	1,746,348	1,663,813
Pool #BN7755 3.000% 9/01/49	1,769,678	1,610,415
Pool #MA3811 3.000% 10/01/49	469,581	418,773
Pool #BO2259 3.000% 10/01/49	3,042,018	2,767,299
Pool #MA4579 3.000% 4/01/52	3,864,293	3,467,012
Pool #AB4262 3.500% 1/01/32	1,216,283	1,183,625
Pool #MA1148 3.500% 8/01/42	2,329,715	2,205,042
Pool #CA0996 3.500% 1/01/48	79,728	75,395
Pool #MA3276 3.500% 2/01/48	174,144	163,754
Pool #MA3305 3.500% 3/01/48	591,159	555,889
Pool #MA3332 3.500% 4/01/48	23,543	22,138
Pool #CA3633 3.500% 6/01/49	675,512	638,429
Pool #MA2995 4.000% 5/01/47	492,063	478,421
Pool #AS9830 4.000% 6/01/47	274,938	267,057
Pool #MA3027 4.000% 6/01/47	453,006	440,022
Pool #AS9972 4.000% 7/01/47	260,110	252,655
Pool #AL9106 4.500% 2/01/46	227,242	228,174
Pool #CA1710 4.500% 5/01/48	878,605	873,422
Pool #CA1711 4.500% 5/01/48	16,030	15,935
Pool #CA2208 4.500% 8/01/48	634,842	630,502
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	1,414,581	1,304,760
Pool #MA4836 3.000% 11/20/47	997,387	919,331
Pool #MA6209 3.000% 10/20/49	423,952	376,067
Pool #MA4127 3.500% 12/20/46	964,934	918,981
Pool #MA4382 3.500% 4/20/47	164,132	156,213
Pool #MA4719 3.500% 9/20/47	1,440,343	1,369,950
Pool #MA4837 3.500% 11/20/47	196,436	186,713
Pool #MA4962 3.500% 1/20/48	490,122	465,862
Pool #MA5019 3.500% 2/20/48	674,330	640,953

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4838 4.000% 11/20/47	$411,282	$401,281
Pool #MA4901 4.000% 12/20/47	336,468	328,287
Pool #MA5078 4.000% 3/20/48	277,106	270,194
Pool #MA5466 4.000% 9/20/48	191,281	186,331
Pool #MA5528 4.000% 10/20/48	765,787	745,731
Pool #MA4264 4.500% 2/20/47	207,422	208,670
Pool #MA4512 4.500% 6/20/47	1,259,229	1,265,232
Pool #MA3666 5.000% 5/20/46	28,353	29,155
Pool #MA3806 5.000% 7/20/46	190,103	195,367
Pool #MA4072 5.000% 11/20/46	37,923	38,924
Pool #MA4454 5.000% 5/20/47	684,527	701,453
Government National Mortgage Association II TBA
2.500% 4/20/53 (k)	1,725,000	1,518,135
2.500% 5/18/53 (k)	9,950,000	8,764,162
4.500% 4/20/53 (k)	4,000,000	3,938,750
5.000% 4/20/53 (k)	1,825,000	1,826,426
Uniform Mortgage Backed Securities TBA
2.000% 5/11/53 (k)	27,200,000	22,493,124
2.500% 5/11/53 (k)	26,700,000	23,031,879
3.000% 2/25/52 (k)	19,250,000	17,270,107
3.500% 3/25/52 (k)	7,025,000	6,526,389
4.000% 6/25/52 (k)	14,900,000	14,246,961
4.500% 5/12/52 (k)	15,875,000	15,548,199
4.500% 4/13/53 (k)	14,225,000	13,929,387
5.000% 5/11/53 (k)	27,350,000	27,262,395
5.500% 4/13/53 (k)	16,350,000	16,513,500
		281,178,840
Whole Loans — 0.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, 30 day SOFR + 2.400%
6.960% FRN 2/25/42 (c)	2,450,000	2,380,160
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, 30 day SOFR + 3.500%
8.060% FRN 3/25/42 (c)	2,400,000	2,414,719
		4,794,879

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $299,234,276)		290,947,820

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 25.4%
U.S. Treasury Bonds & Notes — 25.4%
U.S. Treasury Bond
2.000% 11/15/41	$47,657,000	$35,862,626
2.375% 2/15/42	13,475,000	10,809,543
3.625% 2/15/53	18,901,000	18,684,139
3.875% 2/15/43	3,115,000	3,137,442
U.S. Treasury Inflation Index
1.125% 1/15/33	5,592,781	5,575,085
1.625% 10/15/27	5,332,960	5,434,515
U.S. Treasury Note
3.500% 2/15/33	2,265,000	2,266,760
3.625% 3/31/28 (k)	34,378,000	34,399,277
3.875% 3/31/25	19,535,000	19,465,483
4.000% 2/29/28 (d)	28,000,000	28,479,172
4.625% 2/28/25 (d)	15,137,000	15,274,639
4.625% 3/15/26	12,840,000	13,122,340
		192,511,021

TOTAL U.S. TREASURY OBLIGATIONS (Cost $198,677,037)		192,511,021

TOTAL BONDS & NOTES (Cost $887,494,320)		845,879,551

	Number of Shares
MUTUAL FUNDS — 5.6%
Diversified Financial Services — 5.6%
State Street Navigator Securities Lending Government Money Market Portfolio (l)	42,294,860	42,294,860

TOTAL MUTUAL FUNDS (Cost $42,294,860)		42,294,860

EQUITIES — 0.1%
COMMON STOCK — 0.1%
Communications — 0.1%
Telecommunications — 0.1%
Intelsat Emergence SA (h)	16,754	403,771

TOTAL COMMON STOCK (Cost $1,575,354)		403,771

TOTAL EQUITIES (Cost $1,575,354)		403,771

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Communications — 0.0%
Intelsat Jackson Holdings S.A. (f) (g) (h)	1,754	$—
Intelsat Jackson Holdings S.A. (f) (g) (h)	1,754	—

TOTAL RIGHTS (Cost $0)		—

TOTAL LONG-TERM INVESTMENTS (Cost $931,364,534)		888,578,182

	Principal Amount
SHORT-TERM INVESTMENTS — 11.3%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (m)	$10,389,049	10,389,049
U.S. Treasury Bill — 9.9%
U.S. Treasury Bill
4.608%5/25/23(n)	3,685,000	3,660,356
4.664%7/27/23(n)	10,000,000	9,850,493
4.729%6/15/23(n)	7,295,000	7,226,488
4.747%7/18/23(n)	3,680,000	3,629,357
4.796%7/20/23(n)	2,725,000	2,687,027
4.809%7/20/23(n)	2,420,000	2,386,277
4.810%8/03/23(n)	600,000	590,436
4.820%7/20/23(n)	14,265,000	14,066,217
4.846%7/18/23(n)	11,095,000	10,942,315
4.906%6/15/23(n)	7,350,000	7,280,972
5.137%8/31/23(n)	8,440,000	8,274,526
5.244%8/24/23(n)	4,740,000	4,650,848
		75,245,312

TOTAL SHORT-TERM INVESTMENTS (Cost $85,605,027)		85,634,361

TOTAL INVESTMENTS — 128.3% (Cost $1,016,969,561) (o)		974,212,543

Other Assets/(Liabilities) — (28.3)%		(215,019,882)

NET ASSETS — 100.0%		$759,192,661

Abbreviation Legend

CLO	Collateralized Loan Obligation
DIP	Debtor In Possession
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2023 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded bank loan commitments.
(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $162,533,785 or 21.41% of net assets.

(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $42,645,727 or 5.62% of net assets. The Fund received $1,226,969 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Investment is valued using significant unobservable inputs.
(g)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $0 or 0.00% of net assets.
(h)	Non-income producing security.
(i)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2023.

(j)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(k)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(l)	Represents investment of security lending cash collateral. (Note 2).
(m)

Maturity value of $10,390,295. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $10,596,918.

(n)	The rate shown represents yield-to-maturity.
(o)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Bank of America N.A.*	4/13/23	EUR	58,000	USD	61,580	$1,352
Bank of America N.A.*	4/13/23	USD	1,432,939	EUR	1,325,000	(4,733)
Citibank N.A.*	4/03/23	EUR	279,769	USD	305,256	(1,846)
Citibank N.A.*	4/13/23	USD	1,009,222	EUR	936,000	(6,371)
Goldman Sachs International*	4/13/23	USD	1,051,777	EUR	970,000	(708)
						$(12,306)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	6/21/23	29	$3,926,861	$165,764
U.S. Treasury Note 2 Year	6/30/23	1,032	211,317,287	1,742,339
				$1,908,103
Short
Euro-BOBL	6/08/23	4	$(513,959)	$2,596
Euro-BUXL 30 Year Bond	6/08/23	3	(453,019)	(5,269)
Euro-Bund	6/08/23	8	(1,159,317)	(19,231)
U.S. Treasury Ultra 10 Year	6/21/23	63	(7,537,097)	(94,762)
				$(116,666)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Fixed 3.00%	Annually	12-Month USD SOFR	Annually	9/20/53	USD	2,447,000	$(54,980)	$—	$(54,980)
Fixed 3.00%	Annually	12-Month USD SOFR	Annually	9/20/53	USD	2,346,000	(52,710)	—	(52,710)
							$(107,690)	$—	$(107,690)

*	Contracts are subject to a master netting agreement or similar agreement.

Currency Legend

EUR	Euro
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.6%
BANK LOANS — 1.6%
Advertising — 0.0%
CMG Media Corp., 2021 Term Loan, 3 mo. USD LIBOR + 3.500%
8.659% VRN 12/17/26	$157,362	$138,636
Airlines — 0.0%
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
8.568% VRN 4/21/28	81,302	80,590
Auto Parts & Equipment — 0.1%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 4/30/26	380,344	377,491
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
8.659% VRN 3/31/28	241,451	215,797
Building Materials — 0.0%
Quikrete Holdings, Inc., 2021 Term Loan B1, 1 mo. USD LIBOR + 3.000%
7.840% VRN 3/18/29	139,647	137,777
Commercial Services — 0.1%
API Group DE, Inc., Term Loan B, 1 mo. USD LIBOR + 2.500%
7.340% VRN 10/01/26	136,238	136,068
Prime Security Services Borrower LLC, 2021 Term Loan, 3 mo. USD LIBOR + 2.750%
7.517% VRN 9/23/26	175,457	174,690
		310,758
Computers — 0.1%
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 4.750%
9.580% VRN 7/27/28	433,926	356,283
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
8.590% VRN 2/01/28	223,382	220,126
		576,409
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 (US) LLC, 2021 Term Loan B5, 1 mo. USD LIBOR + 2.250%
7.011% VRN 12/01/27	37,459	37,444

	Principal Amount	Value
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD LIBOR + 2.750%
7.616% VRN 10/22/26	$115,360	$114,098
Citadel Securities LP, 2021 Term Loan B, 1 mo. USD SOFR CME + 2.500%
7.422% VRN 2/02/28	20,305	20,089
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 1 mo. USD SOFR CME + 3.750%
8.648% VRN 4/09/27	227,617	220,030
Focus Financial Partners LLC, 2022 Term Loan B5, 1 mo. USD SOFR CME + 3.250%
8.057% VRN 6/30/28	119,400	118,040
VFH Parent LLC, 2022 Term Loan B, 1 mo. USD SOFR + 3.000%
7.859% VRN 1/13/29	108,900	104,714
		614,415
Electronics — 0.0%
II-VI, Inc., 2022 Term Loan B, 1 mo. USD SOFR CME + 2.750%
7.672% VRN 7/02/29	153,314	151,590
Entertainment — 0.1%
Caesars Entertainment Corp., Term Loan B, 1 mo. USD SOFR CME + 3.250%
8.157% VRN 2/06/30	20,000	19,872
PCI Gaming Authority, Term Loan, 1 mo. USD LIBOR + 2.500%
7.340% VRN 5/29/26	248,892	248,409
Scientific Games International, Inc., 2022 USD Term Loan, 1 mo. USD SOFR CME + 3.000%
7.960% VRN 4/14/29	238,200	236,016
		504,297
Health Care – Products — 0.1%
Sotera Health Holdings LLC, 2021 Term Loan, 3 mo. USD LIBOR + 2.750%
7.575% VRN 12/11/26	260,000	249,925
Health Care – Services — 0.2%
Global Medical Response, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 4.250%
9.236% VRN 10/02/25	380,080	264,790
Phoenix Guarantor, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 3/05/26	486,146	472,690
		737,480

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Housewares — 0.1%
Solis IV BV, USD Term Loan B1, 3 mo. USD SOFR CME + 3.500%
8.373% VRN 2/26/29	$368,150	$329,561
Insurance — 0.1%
Acrisure LLC, 2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
9.090% VRN 2/15/27	89,773	87,725
AmWINS Group, Inc.
2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
7.109% VRN 2/19/28	253,930	250,552
2023 Incremental Term Loan B, 1 mo. USD SOFR CME + 2.750%
7.657% VRN 2/19/28	39,900	39,651
		377,928
Leisure Time — 0.0%
Alterra Mountain Co., 2021 Series B-2 Consenting Term Loan, 1 mo. USD LIBOR + 3.500%
8.340% VRN 8/17/28	165,354	164,527
Lodging — 0.0%
Station Casinos LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 2.250%
7.100% VRN 2/08/27	161,072	159,533
Machinery – Diversified — 0.0%
Ali Group North America Corp., 2021 Term Loan B, 1 mo. USD SOFR CME + 2.000%
6.922% VRN 7/30/29	105,163	103,481
Media — 0.2%
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
7.840% VRN 5/01/26	495,927	438,196
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD LIBOR + 2.500%
7.340% VRN 9/18/26	160,766	160,203
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD LIBOR + 2.500%
7.184% VRN 1/31/28	203,954	200,283
		798,682
Retail — 0.0%
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%
7.590% VRN 10/19/27	181,621	175,583

	Principal Amount	Value
Software — 0.2%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD SOFR CME + 3.500%, 1 mo. USD SOFR + 3.500%
8.259% VRN 2/15/29	$336,110	$314,263
Cloudera, Inc., 2021 Term Loan, 1 mo. USD SOFR CME + 3.750%
8.657% VRN 10/08/28	92,000	87,630
DCert Buyer, Inc., 2019 Term Loan B, 3 mo. USD SOFR CME + 4.000%
8.696% VRN 10/16/26	31,619	30,898
Rackspace Technology Global, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
7.595% VRN 2/15/28	431,101	229,906
		662,697
Transportation — 0.1%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD SOFR CME + 2.000%
6.998% VRN 12/30/26	222,585	220,800

TOTAL BANK LOANS (Cost $7,699,826)		7,087,957

CORPORATE DEBT — 27.4%
Aerospace & Defense — 0.8%
The Boeing Co.
2.196% 2/04/26	230,000	213,461
2.700% 2/01/27	90,000	82,914
2.800% 3/01/27	150,000	137,499
3.100% 5/01/26	80,000	75,726
3.200% 3/01/29	210,000	191,043
3.250% 2/01/35	360,000	293,787
3.550% 3/01/38	80,000	63,481
3.750% 2/01/50	240,000	181,239
5.150% 5/01/30	160,000	161,046
5.705% 5/01/40	110,000	111,130
5.805% 5/01/50	300,000	300,886
5.930% 5/01/60	40,000	39,813
General Dynamics Corp.
3.500% 5/15/25	50,000	48,999
4.250% 4/01/40	20,000	18,859
4.250% 4/01/50	50,000	46,595
L3 Harris Technologies, Inc.
5.054% 4/27/45	50,000	47,645
Lockheed Martin Corp.
3.550% 1/15/26	45,000	44,538

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.900% 6/15/32	$50,000	$48,570
4.150% 6/15/53	260,000	235,462
4.500% 5/15/36	60,000	59,324
Northrop Grumman Corp.
2.930% 1/15/25	160,000	154,850
3.250% 1/15/28	290,000	275,185
5.250% 5/01/50	160,000	165,102
Raytheon Technologies Corp.
2.250% 7/01/30	110,000	94,153
4.125% 11/16/28	160,000	157,535
4.500% 6/01/42	80,000	75,566
		3,324,408
Agriculture — 0.4%
Altria Group, Inc.
2.450% 2/04/32	140,000	110,136
4.400% 2/14/26	192,000	190,669
5.800% 2/14/39	160,000	156,058
5.950% 2/14/49	260,000	245,161
6.200% 2/14/59	56,000	54,604
BAT Capital Corp.
3.557% 8/15/27	170,000	157,937
4.540% 8/15/47	360,000	267,263
Cargill, Inc.
1.375% 7/23/23 (a) (b)	180,000	177,828
Philip Morris International, Inc.
1.125% 5/01/23	190,000	189,413
2.100% 5/01/30	40,000	33,260
4.500% 3/20/42	80,000	69,471
Reynolds American, Inc.
5.850% 8/15/45	110,000	99,030
		1,750,830
Airlines — 0.6%
Delta Air Lines, Inc.
3.800% 4/19/23 (b)	90,000	89,776
2.900% 10/28/24	180,000	172,776
7.000% 5/01/25 (a)	600,000	614,721
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (a)	293,332	288,317
4.750% 10/20/28 (a)	300,000	289,129
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750% 1/20/26 (a)	10,000	9,494
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (a)	280,497	279,594

	Principal Amount	Value
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.000% 9/20/25 (a)	$240,000	$240,600
8.000% 9/20/25 (a)	250,000	251,610
United Airlines, Inc.
4.375% 4/15/26 (a)	80,000	76,623
4.625% 4/15/29 (a)	290,000	262,823
		2,575,463
Apparel — 0.1%
NIKE, Inc.
2.850% 3/27/30	170,000	156,197
3.250% 3/27/40	130,000	109,482
3.375% 3/27/50 (b)	40,000	32,830
		298,509
Auto Manufacturers — 0.8%
Ford Motor Co.
4.750% 1/15/43	90,000	69,015
6.100% 8/19/32 (b)	90,000	86,926
Ford Motor Credit Co. LLC
2.900% 2/16/28	390,000	335,244
3.625% 6/17/31	220,000	181,334
4.000% 11/13/30	200,000	169,828
4.125% 8/17/27	200,000	183,100
4.950% 5/28/27	250,000	238,454
5.125% 6/16/25	200,000	195,794
General Motors Co.
5.150% 4/01/38	40,000	35,993
5.200% 4/01/45	960,000	811,301
5.600% 10/15/32	40,000	38,991
5.950% 4/01/49	110,000	102,832
6.125% 10/01/25	20,000	20,345
6.600% 4/01/36	10,000	10,295
General Motors Financial Co., Inc.
4.250% 5/15/23	10,000	9,982
Nissan Motor Co. Ltd.
3.043% 9/15/23 (a)	200,000	197,016
3.522% 9/17/25 (a)	410,000	387,967
4.345% 9/17/27 (a)	300,000	281,842
		3,356,259
Banks — 8.1%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	260,000	250,939
Banco Santander SA
2.746% 5/28/25	600,000	565,535
3 mo. USD LIBOR + 1.120% 5.926% FRN 4/12/23	200,000	200,000

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Corp.
SOFR + 1.210% 2.572% VRN 10/20/32	$60,000	$49,005
SOFR + 2.150% 2.592% VRN 4/29/31	360,000	304,535
SOFR + 1.330% 2.972% VRN 2/04/33	550,000	462,795
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	570,000	529,859
3 mo. USD LIBOR + 1.370% 3.593% VRN 7/21/28	270,000	253,508
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	760,000	719,429
3 mo. USD LIBOR + 1.210% 3.974% VRN 2/07/30	270,000	252,085
4.000% 4/01/24	270,000	266,973
4.000% 1/22/25	140,000	136,758
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	420,000	343,178
4.200% 8/26/24	380,000	373,205
4.250% 10/22/26	50,000	48,393
3 mo. USD LIBOR + 1.520% 4.330% VRN 3/15/50	90,000	76,851
SOFR + 1.580% 4.376% VRN 4/27/28	300,000	290,558
4.450% 3/03/26	50,000	48,788
5.000% 1/21/44	130,000	124,587
3 mo. USD LIBOR + 3.705% 6.250% VRN (c)	170,000	165,962
Bank of Montreal
1.850% 5/01/25	70,000	65,525
5 year USD Swap + 1.432% 3.803% VRN 12/15/32	90,000	81,196
The Bank of New York Mellon Corp.
1.600% 4/24/25	170,000	157,934
The Bank of Nova Scotia
1.300% 6/11/25	120,000	110,542
5 year CMT + 2.050% 4.588% VRN 5/04/37	100,000	88,087
Barclays PLC 3 mo. USD LIBOR + 3.054%
5.088% VRN 6/20/30	510,000	471,347
BNP Paribas SA
SOFR + 2.074% 2.219% VRN 6/09/26 (a)	200,000	183,571
5 year USD Swap + 1.483% 4.375% VRN 3/01/33 (a)	220,000	200,189
4.400% 8/14/28 (a)	400,000	378,599
4.625% 3/13/27 (a)	260,000	248,104
3 mo. USD LIBOR + 2.235% 4.705% VRN 1/10/25 (a)	390,000	385,221

	Principal Amount	Value
1 year CMT + 1.450% 5.125% VRN 1/13/29 (a)	$400,000	$399,415
Canadian Imperial Bank of Commerce
0.950% 6/23/23	120,000	118,809
Citigroup, Inc.
SOFR + 2.107% 2.572% VRN 6/03/31	170,000	143,345
SOFR + 1.939% 3.785% VRN 3/17/33	370,000	331,403
3 mo. TSFR + 1.600% 3.980% VRN 3/20/30	180,000	167,566
4.125% 7/25/28	150,000	141,436
4.300% 11/20/26	510,000	492,862
SOFR + 3.914% 4.412% VRN 3/31/31	410,000	389,145
4.450% 9/29/27	480,000	465,251
4.650% 7/30/45	181,000	164,481
4.650% 7/23/48	70,000	64,685
SOFR + 1.887% 4.658% VRN 5/24/28	50,000	49,309
4.750% 5/18/46	40,000	35,359
SOFR + 2.086% 4.910% VRN 5/24/33	130,000	127,512
5.300% 5/06/44	16,000	15,193
3 mo. TSFR + 4.167% 5.950% VRN (c)	150,000	139,554
3 mo. TSFR + 3.685% 6.300% VRN (b) (c)	60,000	56,925
6.625% 6/15/32	20,000	21,423
8.125% 7/15/39	50,000	64,355
3 mo. USD LIBOR + 4.068% 8.870% VRN (c)	50,000	49,687
Cooperatieve Rabobank UA
1 year CMT + 1.220% 3.649% VRN 4/06/28 (a)	300,000	281,124
4.375% 8/04/25	470,000	454,296
Credit Agricole SA SOFR + 1.676%
1.907% VRN 6/16/26 (a)	270,000	247,701
Credit Suisse AG
5.000% 7/09/27	250,000	240,625
7.950% 1/09/25	710,000	721,722
Credit Suisse Group AG
SOFR + 2.044% 2.193% VRN 6/05/26 (a)	480,000	424,604
SOFR + 1.730% 3.091% VRN 5/14/32 (a)	350,000	281,389
SOFR + 3.730% 4.194% VRN 4/01/31 (a)	250,000	221,950
Danske Bank A/S
5.375% 1/12/24 (a)	240,000	237,772

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Goldman Sachs Capital II 3 mo. USD LIBOR + .768%
5.730% VRN (c)	$8,000	$6,040
The Goldman Sachs Group, Inc.
SOFR + 1.472% 2.908% VRN 7/21/42	80,000	57,156
SOFR + 1.513% 3.210% VRN 4/22/42	40,000	30,075
3.500% 4/01/25	370,000	359,090
3.500% 11/16/26	200,000	190,911
SOFR + 1.846% 3.615% VRN 3/15/28	50,000	47,351
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	350,000	331,270
3.850% 7/08/24	90,000	88,171
4.000% 3/03/24	100,000	98,589
3 mo. USD LIBOR + 1.301% 4.223% VRN 5/01/29	490,000	467,460
4.250% 10/21/25	210,000	203,757
4.750% 10/21/45	80,000	73,767
5.150% 5/22/45	290,000	274,174
5.700% 11/01/24	2,810,000	2,827,616
6.250% 2/01/41	130,000	142,781
6.750% 10/01/37	80,000	86,420
HSBC Holdings PLC
SOFR + 1.929% 2.099% VRN 6/04/26	510,000	467,940
3.900% 5/25/26	200,000	189,622
4.250% 8/18/25	330,000	313,635
SOFR + 2.530% 4.762% VRN 3/29/33	200,000	180,543
Intesa Sanpaolo SpA
5.017% 6/26/24 (a)	900,000	863,763
5.710% 1/15/26 (a)	200,000	189,510
JP Morgan Chase & Co.
SOFR + 1.850% 2.083% VRN 4/22/26	340,000	317,971
SOFR + 2.040% 2.522% VRN 4/22/31	300,000	256,302
SOFR + 1.180% 2.545% VRN 11/08/32	100,000	82,851
SOFR + 2.440% 3.109% VRN 4/22/51	80,000	56,405
3 mo. USD LIBOR + .945% 3.509% VRN 1/23/29	70,000	65,506
3.875% 9/10/24	300,000	294,770
3 mo. USD LIBOR + 1.260% 4.203% VRN 7/23/29	310,000	299,447
4.250% 10/01/27	70,000	68,812
3 mo. USD LIBOR + 1.330% 4.452% VRN 12/05/29	700,000	680,254

	Principal Amount	Value
4.950% 6/01/45	$140,000	$132,817
Lloyds Banking Group PLC
4.550% 8/16/28	370,000	351,142
Macquarie Group Ltd.
6.207% 11/22/24 (a)	3,580,000	3,636,554
Mitsubishi UFJ Financial Group, Inc. 1 year CMT + 1.125%
3.837% VRN 4/17/26	200,000	193,671
Morgan Stanley
SOFR + 1.990% 2.188% VRN 4/28/26	260,000	243,811
SOFR + 1.143% 2.699% VRN 1/22/31	10,000	8,607
SOFR + 3.120% 3.622% VRN 4/01/31	640,000	584,927
3 mo. USD LIBOR + 1.140% 3.772% VRN 1/24/29	350,000	331,100
3 mo. USD LIBOR + 1.628% 4.431% VRN 1/23/30	10,000	9,635
National Securities Clearing Corp.
1.500% 4/23/25 (a)	250,000	233,397
Natwest Group PLC 3 mo. USD LIBOR + 1.550%
4.519% VRN 6/25/24	200,000	199,034
Royal Bank of Canada
1.150% 6/10/25	250,000	230,060
1.600% 4/17/23	30,000	29,949
3.875% 5/04/32	40,000	36,937
Santander Holdings USA, Inc.
4.500% 7/17/25	50,000	47,731
The Toronto-Dominion Bank
1.150% 6/12/25	280,000	257,587
UBS Group AG
4.253% 3/23/28 (a)	340,000	315,071
5 year USD Swap + 4.344% 7.000% VRN (a) (c)	500,000	474,355
US Bancorp
1.450% 5/12/25	260,000	239,256
Wells Fargo & Co.
SOFR + 2.000% 2.188% VRN 4/30/26	200,000	187,329
SOFR + 2.100% 2.393% VRN 6/02/28	230,000	206,939
3 mo. TSFR + 1.432% 2.879% VRN 10/30/30	150,000	130,195
3.000% 10/23/26	350,000	327,103
SOFR + 1.500% 3.350% VRN 3/02/33	300,000	259,842
4.300% 7/22/27	240,000	232,338
4.400% 6/14/46	180,000	148,188

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 4.032% 4.478% VRN 4/04/31	$210,000	$200,971
4.650% 11/04/44	80,000	68,827
4.750% 12/07/46	10,000	8,675
4.900% 11/17/45	250,000	222,369
SOFR + 4.502% 5.013% VRN 4/04/51	1,220,000	1,143,583
5.375% 11/02/43	110,000	105,165
3 mo. USD LIBOR + 3.990% 5.875% VRN (c)	50,000	49,125
		34,840,405
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650% 2/01/26	300,000	294,236
4.900% 2/01/46	50,000	48,780
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	122,681
4.000% 4/13/28	80,000	78,946
4.350% 6/01/40	30,000	27,801
4.600% 4/15/48	15,000	14,164
4.750% 1/23/29	190,000	193,859
5.550% 1/23/49	110,000	118,238
The Coca-Cola Co.
1.450% 6/01/27	250,000	226,628
2.500% 6/01/40	10,000	7,658
2.600% 6/01/50	80,000	56,962
Constellation Brands, Inc.
3.600% 5/09/24	60,000	59,205
4.350% 5/09/27	80,000	78,822
Molson Coors Beverage Co.
3.000% 7/15/26	50,000	47,194
4.200% 7/15/46	50,000	40,999
PepsiCo, Inc.
1.625% 5/01/30	170,000	143,751
		1,559,924
Biotechnology — 0.0%
Amgen, Inc.
4.663% 6/15/51	24,000	21,730
Gilead Sciences, Inc.
3.700% 4/01/24	130,000	128,475
4.500% 2/01/45	10,000	9,293
4.750% 3/01/46	40,000	38,407
		197,905
Building Materials — 0.0%
Builders FirstSource, Inc.
4.250% 2/01/32 (a)	20,000	17,442

	Principal Amount	Value
Carrier Global Corp.
3.577% 4/05/50	$20,000	$15,082
		32,524
Chemicals — 0.2%
Equate Petrochemical BV
4.250% 11/03/26 (a)	230,000	222,838
OCP SA
3.750% 6/23/31 (a)	260,000	211,588
5.125% 6/23/51 (a)	220,000	159,729
Orbia Advance Corp. SAB de CV
2.875% 5/11/31 (a)	490,000	393,470
		987,625
Commercial Services — 0.2%
The ADT Security Corp.
4.125% 8/01/29 (a)	10,000	8,918
Cintas Corp. No 2
3.700% 4/01/27	160,000	155,016
DP World Ltd.
5.625% 9/25/48 (a)	330,000	318,522
PayPal Holdings, Inc.
1.650% 6/01/25	260,000	243,952
United Rentals North America, Inc.
3.750% 1/15/32	80,000	68,900
3.875% 11/15/27	60,000	56,265
3.875% 2/15/31	20,000	17,650
		869,223
Computers — 0.3%
Apple, Inc.
2.450% 8/04/26	290,000	275,848
Dell International LLC/EMC Corp.
3.375% 12/15/41 (a)	1,320,000	922,557
International Business Machines Corp.
3.000% 5/15/24	320,000	313,982
		1,512,387
Cosmetics & Personal Care — 0.1%
Haleon U.S. Capital LLC
3.375% 3/24/29	260,000	239,384
Kenvue, Inc.
4.900% 3/22/33 (a)	200,000	206,589
The Procter & Gamble Co.
3.000% 3/25/30	100,000	93,741
		539,714
Distribution & Wholesale — 0.0%
H&E Equipment Services, Inc.
3.875% 12/15/28 (a)	20,000	17,527

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	$320,000	$287,526
3.000% 10/29/28	160,000	139,696
3.150% 2/15/24	190,000	184,220
3.300% 1/30/32	160,000	132,682
Air Lease Corp.
3.375% 7/01/25	80,000	76,157
5.300% 2/01/28	130,000	128,198
American Express Co.
3.375% 5/03/24	130,000	127,384
4.050% 5/03/29	210,000	204,599
Blue Owl Finance LLC
3.125% 6/10/31 (a)	812,000	605,227
ILFC E-Capital Trust II
6.798% VRN 12/21/65 (a) (d)	10,000	6,615
Intercontinental Exchange, Inc.
4.600% 3/15/33	80,000	79,288
4.950% 6/15/52	20,000	19,377
KKR Group Finance Co. II LLC
5.500% 2/01/43 (a) (b)	20,000	18,916
Mastercard, Inc.
3.850% 3/26/50	50,000	44,135
Park Aerospace Holdings Ltd.
5.500% 2/15/24 (a)	50,000	49,534
Vanguard Group, Inc.
3.050% 8/22/50	450,000	294,219
Visa, Inc.
3.150% 12/14/25	200,000	194,113
4.300% 12/14/45	160,000	153,477
		2,745,363
Electric — 0.2%
American Transmission Systems, Inc.
2.650% 1/15/32 (a)	440,000	370,510
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	70,000	64,451
3.950% 4/01/50	50,000	41,231
Duke Energy Ohio, Inc.
3.650% 2/01/29	210,000	198,542
Exelon Corp.
5.625% 6/15/35	40,000	41,437
Pacific Gas and Electric Co.
2.100% 8/01/27	140,000	121,746
2.500% 2/01/31	40,000	32,385
3.300% 8/01/40	50,000	35,149
3.500% 8/01/50	80,000	52,619
		958,070

	Principal Amount	Value
Electronics — 0.0%
Honeywell International, Inc.
1.350% 6/01/25	$80,000	$75,016
Entertainment — 0.2%
Warnermedia Holdings, Inc.
3.755% 3/15/27 (a)	60,000	56,486
4.054% 3/15/29 (a)	80,000	74,300
4.279% 3/15/32 (a)	430,000	383,271
5.050% 3/15/42 (a)	20,000	16,681
5.141% 3/15/52 (a)	370,000	298,739
6.412% 3/15/26	110,000	110,526
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125% 10/01/29 (a)	10,000	9,084
7.125% 2/15/31 (a) (b)	90,000	90,819
		1,039,906
Environmental Controls — 0.1%
Republic Services, Inc.
2.500% 8/15/24	230,000	222,736
Food — 0.2%
Danone SA
2.589% 11/02/23 (a)	310,000	305,292
The Hershey Co.
0.900% 6/01/25	50,000	46,126
Mars, Inc.
2.700% 4/01/25 (a)	140,000	134,631
3.200% 4/01/30 (a)	80,000	73,610
Mondelez International, Inc.
1.500% 5/04/25	340,000	317,994
		877,653
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.125% 1/15/32 (b)	80,000	65,493
3.750% 1/15/31	430,000	374,243
		439,736
Health Care – Products — 0.1%
Abbott Laboratories
3.750% 11/30/26	99,000	98,198
4.750% 11/30/36	80,000	82,982
4.900% 11/30/46	100,000	102,652
Medtronic, Inc.
4.625% 3/15/45	18,000	17,644
		301,476
Health Care – Services — 0.4%
Aetna, Inc.
2.800% 6/15/23	40,000	39,809

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Centene Corp.
2.625% 8/01/31	$10,000	$8,068
3.000% 10/15/30	10,000	8,417
4.250% 12/15/27	70,000	66,775
4.625% 12/15/29	120,000	113,768
CommonSpirit Health
4.350% 11/01/42	20,000	17,233
Elevance Health, Inc.
3.350% 12/01/24	120,000	116,951
3.650% 12/01/27	90,000	86,874
4.100% 5/15/32	60,000	57,311
4.550% 5/15/52	10,000	8,997
Fresenius Medical Care US Finance II, Inc.
4.750% 10/15/24 (a)	70,000	69,144
HCA, Inc.
3.500% 9/01/30	70,000	62,311
4.500% 2/15/27	40,000	39,040
5.000% 3/15/24	50,000	49,703
5.250% 6/15/26	60,000	60,012
5.500% 6/15/47	80,000	74,875
Humana, Inc.
2.150% 2/03/32	40,000	32,345
4.500% 4/01/25	50,000	49,561
4.625% 12/01/42	70,000	62,874
4.800% 3/15/47	10,000	9,059
Tenet Healthcare Corp.
4.375% 1/15/30	10,000	8,975
UnitedHealth Group, Inc.
1.250% 1/15/26	50,000	45,864
2.300% 5/15/31	20,000	17,125
3.125% 5/15/60	30,000	20,901
3.875% 12/15/28	110,000	107,520
3.875% 8/15/59	90,000	73,161
4.000% 5/15/29	100,000	97,615
4.200% 5/15/32	70,000	68,502
4.250% 6/15/48	110,000	98,636
4.450% 12/15/48	50,000	46,172
5.800% 3/15/36	70,000	76,328
		1,693,926
Home Builders — 0.0%
Lennar Corp.
4.500% 4/30/24	100,000	98,751
4.750% 11/29/27	40,000	39,517
MDC Holdings, Inc.
6.000% 1/15/43	20,000	17,327
		155,595

	Principal Amount	Value
Insurance — 1.0%
Berkshire Hathaway Finance Corp.
4.250% 1/15/49	$160,000	$146,980
Brighthouse Financial, Inc.
4.700% 6/22/47	11,000	8,022
Chubb INA Holdings, Inc.
3.350% 5/03/26	120,000	115,999
Guardian Life Global Funding
1.100% 6/23/25 (a)	120,000	110,113
Jackson National Life Global Funding SOFR + 1.150%
5.999% FRN 6/28/24 (a)	3,450,000	3,425,539
MetLife Capital Trust IV
7.875% 12/15/67 (a)	200,000	208,961
New York Life Global Funding
0.950% 6/24/25 (a)	100,000	91,976
Principal Life Global Funding II
1.250% 6/23/25 (a)	110,000	100,541
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (a)	50,000	46,127
6.850% 12/16/39 (a)	22,000	24,621
		4,278,879
Internet — 0.5%
Alphabet, Inc.
0.450% 8/15/25	50,000	45,828
1.900% 8/15/40	100,000	69,971
2.050% 8/15/50	60,000	37,982
Amazon.com, Inc.
2.100% 5/12/31	80,000	68,333
2.500% 6/03/50	60,000	40,539
3.150% 8/22/27	470,000	450,728
3.450% 4/13/29	80,000	76,879
3.600% 4/13/32 (b)	320,000	304,244
4.050% 8/22/47	100,000	90,352
4.250% 8/22/57	70,000	63,509
4.950% 12/05/44	180,000	185,438
Prosus NV
3.061% 7/13/31 (a)	370,000	291,178
3.832% 2/08/51 (a)	210,000	134,246
4.027% 8/03/50 (a)	310,000	203,063
		2,062,290
Investment Companies — 0.3%
Golub Capital BDC, Inc.
2.500% 8/24/26	1,570,000	1,344,621
Iron & Steel — 0.1%
ArcelorMittal SA
7.000% STEP 10/15/39	60,000	62,710

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vale Overseas Ltd.
6.875% 11/21/36	$174,000	$181,817
		244,527
Leisure Time — 0.0%
VOC Escrow Ltd.
5.000% 2/15/28 (a)	210,000	186,375
Lodging — 0.4%
Las Vegas Sands Corp.
2.900% 6/25/25	100,000	94,953
3.200% 8/08/24	790,000	765,508
Sands China Ltd.
4.300% STEP 1/08/26	280,000	262,496
5.625% STEP 8/08/25	750,000	730,018
		1,852,975
Machinery – Construction & Mining — 0.0%
Vertiv Group Corp.
4.125% 11/15/28 (a)	30,000	26,471
Machinery – Diversified — 0.1%
Deere & Co.
3.100% 4/15/30	60,000	55,283
3.750% 4/15/50 (b)	260,000	229,682
Otis Worldwide Corp.
2.056% 4/05/25	140,000	132,093
		417,058
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (a)	30,000	25,350
4.500% 5/01/32	840,000	686,969
4.750% 2/01/32 (a)	70,000	58,790
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	60,000	40,469
4.200% 3/15/28	140,000	132,454
4.400% 4/01/33	140,000	124,146
4.800% 3/01/50	30,000	22,794
4.908% 7/23/25	270,000	267,137
5.050% 3/30/29	360,000	347,064
5.125% 7/01/49	100,000	78,905
5.375% 4/01/38	100,000	87,094
5.375% 5/01/47	20,000	16,458
5.500% 4/01/63	80,000	64,707
6.484% 10/23/45	160,000	151,383
6.834% 10/23/55	60,000	58,109
Comcast Corp.
2.800% 1/15/51	30,000	20,178
2.887% 11/01/51	260,000	176,748

	Principal Amount	Value
3.150% 3/01/26	$280,000	$271,312
3.250% 11/01/39	30,000	24,319
3.300% 4/01/27	120,000	115,246
3.400% 4/01/30	180,000	168,137
3.400% 7/15/46	30,000	23,225
3.450% 2/01/50	40,000	30,772
3.750% 4/01/40	80,000	68,690
3.969% 11/01/47	80,000	67,252
3.999% 11/01/49	20,000	16,725
4.000% 8/15/47	20,000	16,886
4.000% 3/01/48	50,000	42,217
4.150% 10/15/28	180,000	177,878
4.250% 10/15/30	190,000	186,092
4.250% 1/15/33	20,000	19,468
4.950% 10/15/58	10,000	9,666
6.500% 11/15/35	41,000	47,051
CSC Holdings LLC
4.125% 12/01/30 (a)	210,000	150,820
4.500% 11/15/31 (a)	200,000	144,202
6.500% 2/01/29 (a)	250,000	205,797
DISH DBS Corp.
5.250% 12/01/26 (a)	120,000	95,100
5.750% 12/01/28 (a)	120,000	89,550
Fox Corp.
5.476% 1/25/39	90,000	86,064
Time Warner Cable Enterprises LLC
8.375% 7/15/33	20,000	22,759
Time Warner Cable, Inc.
6.550% 5/01/37	50,000	49,242
6.750% 6/15/39	120,000	118,053
7.300% 7/01/38	100,000	103,673
Virgin Media Secured Finance PLC
5.500% 5/15/29 (a)	210,000	195,561
The Walt Disney Co.
6.200% 12/15/34	20,000	22,673
6.650% 11/15/37	50,000	59,265
		4,986,450
Mining — 0.5%
Anglo American Capital PLC
4.750% 4/10/27 (a)	230,000	224,852
Barrick North America Finance LLC
5.700% 5/30/41	80,000	83,839
5.750% 5/01/43	80,000	84,146
BHP Billiton Finance USA Ltd.
5.000% 9/30/43	100,000	101,110
First Quantum Minerals Ltd.
6.875% 10/15/27 (a)	230,000	223,217

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Freeport-McMoRan, Inc.
4.550% 11/14/24	$10,000	$9,944
4.625% 8/01/30	120,000	113,202
5.450% 3/15/43	416,000	389,138
Glencore Funding LLC
3.875% 10/27/27 (a)	90,000	84,975
4.000% 3/27/27 (a)	270,000	259,755
4.125% 5/30/23 (a)	130,000	129,530
4.125% 3/12/24 (a)	130,000	128,596
Southern Copper Corp.
5.250% 11/08/42	450,000	432,389
Teck Resources Ltd.
6.000% 8/15/40	20,000	20,186
		2,284,879
Miscellaneous - Manufacturing — 0.1%
3M Co.
2.375% 8/26/29 (b)	140,000	123,622
3.050% 4/15/30 (b)	60,000	54,793
3.700% 4/15/50 (b)	150,000	122,390
Eaton Corp.
4.150% 11/02/42	40,000	35,358
		336,163
Oil & Gas — 2.6%
BP Capital Markets America, Inc.
3.000% 2/24/50	320,000	225,602
3.119% 5/04/26	270,000	259,557
3.588% 4/14/27	100,000	96,700
3.633% 4/06/30	120,000	113,835
Chevron Corp.
1.995% 5/11/27	110,000	100,670
3.078% 5/11/50	20,000	15,076
Chevron USA, Inc.
3.850% 1/15/28	170,000	167,573
ConocoPhillips Co.
6.950% 4/15/29	75,000	84,316
Continental Resources, Inc.
2.268% 11/15/26 (a)	70,000	62,114
4.375% 1/15/28	130,000	122,372
5.750% 1/15/31 (a)	240,000	230,497
Coterra Energy, Inc.
3.900% 5/15/27	310,000	295,456
4.375% 3/15/29	220,000	208,908
Devon Energy Corp.
4.750% 5/15/42	10,000	8,675
5.000% 6/15/45	410,000	364,354
5.250% 10/15/27	32,000	31,978
5.600% 7/15/41	140,000	134,044
5.850% 12/15/25	120,000	121,855

	Principal Amount	Value
5.875% 6/15/28	$26,000	$26,480
7.875% 9/30/31	330,000	377,163
8.250% 8/01/23	30,000	30,128
Diamondback Energy, Inc.
3.250% 12/01/26	10,000	9,457
3.500% 12/01/29	160,000	146,045
6.250% 3/15/33	1,620,000	1,713,103
Ecopetrol SA
5.875% 5/28/45	770,000	530,530
EOG Resources, Inc.
3.900% 4/01/35	200,000	183,212
4.150% 1/15/26	70,000	69,269
4.375% 4/15/30	60,000	59,785
4.950% 4/15/50	150,000	150,630
EQT Corp.
3.900% 10/01/27	280,000	263,178
6.125% STEP 2/01/25	20,000	20,119
7.000% STEP 2/01/30 (b)	50,000	52,334
Exxon Mobil Corp.
2.992% 3/19/25	260,000	252,944
3.043% 3/01/26	130,000	126,088
3.482% 3/19/30	190,000	181,449
4.114% 3/01/46	200,000	178,999
4.327% 3/19/50	20,000	18,398
Hess Corp.
7.300% 8/15/31	210,000	233,914
7.875% 10/01/29	110,000	123,347
KazMunayGas National Co. JSC
5.375% 4/24/30 (a)	200,000	178,365
Occidental Petroleum Corp.
4.400% 4/15/46	40,000	31,700
4.625% 6/15/45	80,000	64,081
6.600% 3/15/46	630,000	662,373
Petrobras Global Finance BV
5.999% 1/27/28 (b)	780,000	768,529
Petroleos Mexicanos
6.375% 1/23/45 (b)	220,000	138,905
6.625% 6/15/35	303,000	221,011
6.875% 8/04/26	160,000	151,939
Pioneer Natural Resources Co.
1.125% 1/15/26	40,000	36,313
2.150% 1/15/31	190,000	155,982
Reliance Industries Ltd.
3.625% 1/12/52 (a)	330,000	232,093
Shell International Finance BV
2.750% 4/06/30	160,000	145,641
2.875% 5/10/26	130,000	124,264
3.250% 4/06/50	230,000	174,716
4.000% 5/10/46	180,000	156,846

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.550% 8/12/43	$70,000	$66,071
Sinopec Group Overseas Development Ltd.
4.375% 4/10/24 (a)	330,000	327,825
Southwestern Energy Co.
4.750% 2/01/32	60,000	52,979
5.375% 3/15/30	20,000	18,500
		11,098,287
Oil & Gas Services — 0.0%
Halliburton Co.
3.800% 11/15/25	2,000	1,957
4.850% 11/15/35	20,000	19,205
5.000% 11/15/45	110,000	99,971
Schlumberger Holdings Corp.
3.900% 5/17/28 (a)	31,000	29,756
		150,889
Packaging & Containers — 0.0%
Ball Corp.
3.125% 9/15/31 (b)	100,000	82,750
Pharmaceuticals — 1.4%
AbbVie, Inc.
2.600% 11/21/24	290,000	279,767
2.950% 11/21/26	260,000	247,168
3.200% 11/21/29	540,000	500,731
3.600% 5/14/25	130,000	127,460
3.800% 3/15/25	180,000	176,998
4.250% 11/21/49	20,000	17,592
4.550% 3/15/35	90,000	87,917
4.875% 11/14/48	20,000	19,198
Becton Dickinson & Co.
3.363% 6/06/24	82,000	80,463
4.685% 12/15/44	18,000	16,719
Bristol-Myers Squibb Co.
2.900% 7/26/24	206,000	201,875
3.200% 6/15/26	204,000	196,976
3.400% 7/26/29	19,000	18,055
The Cigna Corp.
3.750% 7/15/23	161,000	160,222
4.125% 11/15/25	100,000	98,299
4.375% 10/15/28	160,000	157,427
4.800% 8/15/38	190,000	183,968
4.900% 12/15/48	100,000	93,747
CVS Health Corp.
1.875% 2/28/31	30,000	24,284
2.125% 9/15/31 (b)	140,000	114,129
3.750% 4/01/30	150,000	140,099
4.125% 4/01/40	120,000	102,800
4.250% 4/01/50	30,000	24,994

	Principal Amount	Value
4.300% 3/25/28	$168,000	$164,770
5.050% 3/25/48	280,000	261,169
5.125% 7/20/45	100,000	94,714
CVS Pass-Through Trust
5.298% 1/11/27 (a)	4,118	4,084
5.880% 1/10/28	54,435	54,648
6.036% 12/10/28	51,051	52,074
6.943% 1/10/30	48,171	49,618
Johnson & Johnson
0.950% 9/01/27	40,000	35,381
3.625% 3/03/37	180,000	166,259
Merck & Co., Inc.
0.750% 2/24/26	200,000	182,987
1.450% 6/24/30	120,000	99,140
2.750% 12/10/51	200,000	140,962
Pfizer, Inc.
1.700% 5/28/30	250,000	210,341
Teva Pharmaceutical Finance Netherlands BV
7.125% 1/31/25	390,000	398,120
Teva Pharmaceutical Finance Netherlands III BV
3.150% 10/01/26	900,000	814,500
6.000% 4/15/24	213,000	212,417
		6,012,072
Pipelines — 1.5%
Cameron LNG LLC
2.902% 7/15/31 (a)	40,000	35,556
3.302% 1/15/35 (a)	130,000	111,697
Cheniere Energy Partners LP
3.250% 1/31/32	170,000	140,235
El Paso Natural Gas Co. LLC
8.375% 6/15/32	289,000	336,608
Energy Transfer LP
2.900% 5/15/25	170,000	161,919
3.750% 5/15/30	410,000	377,458
4.950% 6/15/28	50,000	49,584
5.250% 4/15/29	80,000	79,703
5.300% 4/01/44	20,000	17,671
5.400% 10/01/47	40,000	35,446
6.100% 2/15/42	140,000	136,713
6.250% 4/15/49	230,000	226,844
5 year CMT + 5.694% 6.500% VRN (c)	50,000	44,051
5 year CMT + 5.134% 6.750% VRN (c)	160,000	140,815
5 year CMT + 5.306% 7.125% VRN (c)	150,000	126,150

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 4.028% 8.892% VRN (b) (c)	$20,000	$17,789
Enterprise Products Operating LLC
3.700% 1/31/51	260,000	200,071
4.150% 10/16/28	900,000	872,442
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	40,000	32,108
5.700% 2/15/42	40,000	40,905
EQM Midstream Partners LP
5.500% 7/15/28	10,000	9,083
Kinder Morgan Energy Partners LP
5.500% 3/01/44	30,000	28,123
Kinder Morgan, Inc.
4.300% 3/01/28	110,000	107,975
5.200% 3/01/48	20,000	17,839
MPLX LP
4.500% 4/15/38	70,000	62,195
4.700% 4/15/48	210,000	175,752
4.800% 2/15/29	190,000	188,040
4.875% 12/01/24	90,000	89,406
5.500% 2/15/49	60,000	55,635
Southern Natural Gas Co. LLC
8.000% 3/01/32	148,000	172,290
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000% 12/31/30 (a)	10,000	8,937
Targa Resources Corp.
4.200% 2/01/33	60,000	53,900
4.950% 4/15/52	40,000	33,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	130,000	121,812
Tennessee Gas Pipeline Co. LLC
2.900% 3/01/30 (a)	160,000	138,529
Transcontinental Gas Pipe Line Co. LLC
7.850% 2/01/26	60,000	64,230
Venture Global Calcasieu Pass LLC
3.875% 11/01/33 (a)	80,000	67,276
Western Midstream Operating LP
3.350% STEP 2/01/25	240,000	229,271
4.300% STEP 2/01/30	850,000	774,792
5.500% 8/15/48	20,000	17,223
5.500% STEP 2/01/50	230,000	196,616
The Williams Cos., Inc.
3.750% 6/15/27	90,000	86,285
7.500% 1/15/31	200,000	222,588
7.750% 6/15/31	350,000	390,801
		6,495,463

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.4%
CTR Partnership LP / CareTrust Capital Corp.
3.875% 6/30/28 (a)	$20,000	$17,100
Equinix, Inc.
2.500% 5/15/31	1,641,000	1,350,353
GLP Capital LP/GLP Financing II, Inc.
5.250% 6/01/25	10,000	9,763
5.375% 4/15/26	40,000	38,799
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (a)	220,000	208,317
		1,624,332
Retail — 0.9%
Costco Wholesale Corp.
1.375% 6/20/27	190,000	170,226
1.600% 4/20/30	110,000	93,315
The Home Depot, Inc.
2.700% 4/15/30	70,000	63,207
3.300% 4/15/40	120,000	99,638
3.350% 4/15/50	190,000	146,544
3.900% 12/06/28	30,000	29,527
3.900% 6/15/47	40,000	34,258
Lowe’s Cos., Inc.
4.500% 4/15/30	50,000	49,387
5.625% 4/15/53 (b)	2,341,000	2,340,528
McDonald’s Corp.
3.300% 7/01/25	60,000	58,717
3.500% 7/01/27	100,000	96,684
3.600% 7/01/30	190,000	180,102
3.625% 9/01/49	40,000	31,838
3.800% 4/01/28	110,000	107,852
4.200% 4/01/50	140,000	122,096
Target Corp.
2.250% 4/15/25	110,000	105,622
Walmart, Inc.
1.500% 9/22/28	80,000	69,962
1.800% 9/22/31	40,000	33,805
		3,833,308
Semiconductors — 0.4%
Broadcom, Inc.
3.137% 11/15/35 (a)	490,000	376,445
Intel Corp.
1.600% 8/12/28	130,000	113,487
3.050% 8/12/51	90,000	61,239
3.700% 7/29/25	40,000	39,425
4.750% 3/25/50	20,000	18,251
5.125% 2/10/30	100,000	101,814

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Micron Technology, Inc.
5.875% 2/09/33	$130,000	$130,966
NVIDIA Corp.
2.850% 4/01/30	90,000	81,895
3.500% 4/01/40	240,000	205,721
3.500% 4/01/50	100,000	81,578
3.700% 4/01/60	170,000	135,831
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700% 5/01/25	120,000	113,829
Texas Instruments, Inc.
1.750% 5/04/30	110,000	93,139
		1,553,620
Software — 0.4%
Microsoft Corp.
2.400% 8/08/26	530,000	504,008
2.525% 6/01/50	133,000	93,664
2.921% 3/17/52	107,000	81,031
3.041% 3/17/62	83,000	61,951
3.300% 2/06/27	210,000	206,109
Open Text Holdings, Inc.
4.125% 2/15/30 (a) (b)	10,000	8,573
4.125% 12/01/31 (a)	10,000	8,255
Oracle Corp.
1.650% 3/25/26	240,000	220,326
2.875% 3/25/31	310,000	265,159
2.950% 4/01/30	20,000	17,644
4.650% 5/06/30	100,000	97,295
Salesforce, Inc.
3.250% 4/11/23	60,000	59,969
3.700% 4/11/28	50,000	49,081
Workday, Inc.
3.700% 4/01/29	60,000	56,076
		1,729,141
Telecommunications — 1.6%
Altice France SA
5.500% 10/15/29 (a)	210,000	160,486
AT&T, Inc.
1.650% 2/01/28	250,000	219,432
2.250% 2/01/32	20,000	16,339
2.300% 6/01/27	250,000	229,139
2.550% 12/01/33	120,000	96,491
3.500% 9/15/53	180,000	129,958
3.550% 9/15/55	323,000	230,950
3.650% 9/15/59	60,000	42,665
3.800% 12/01/57	10,000	7,415
4.350% 6/15/45	101,000	86,373
5.350% 9/01/40	40,000	39,613
5.550% 8/15/41	40,000	40,565

	Principal Amount	Value
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 3/20/25 (a)	$110,000	$109,130
T-Mobile USA, Inc.
2.250% 2/15/26	70,000	65,113
2.250% 11/15/31	70,000	57,219
2.550% 2/15/31	130,000	110,104
2.625% 2/15/29	170,000	149,211
2.875% 2/15/31	170,000	146,406
3.000% 2/15/41	60,000	44,396
3.300% 2/15/51	20,000	14,143
3.375% 4/15/29	70,000	63,910
3.500% 4/15/25	350,000	340,020
3.500% 4/15/31	380,000	341,640
3.750% 4/15/27	50,000	48,031
3.875% 4/15/30	190,000	178,176
5.650% 1/15/53	1,232,000	1,257,695
Telefonica Emisiones SA
5.213% 3/08/47	150,000	131,150
Verizon Communications, Inc.
1.750% 1/20/31	280,000	225,683
2.355% 3/15/32	40,000	32,799
2.550% 3/21/31	420,000	357,567
2.650% 11/20/40	260,000	185,535
2.875% 11/20/50	470,000	311,094
3.400% 3/22/41	40,000	31,757
3.850% 11/01/42	40,000	33,348
3.875% 2/08/29	130,000	125,454
4.000% 3/22/50	120,000	99,526
4.125% 8/15/46	180,000	153,474
4.329% 9/21/28	440,000	434,629
4.400% 11/01/34	270,000	256,373
4.500% 8/10/33	40,000	38,665
5.250% 3/16/37	170,000	173,421
5.500% 3/16/47	30,000	30,092
Vmed O2 UK Financing I PLC
4.750% 7/15/31 (a)	200,000	171,444
		7,016,631
Transportation — 0.1%
Union Pacific Corp.
2.150% 2/05/27	50,000	46,167
2.891% 4/06/36	270,000	222,224
3.750% 7/15/25	70,000	68,963
3.750% 2/05/70	150,000	114,406
3.839% 3/20/60	120,000	96,751

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
XPO, Inc.
6.250% 5/01/25 (a)	$9,000	$8,924
		557,435

TOTAL CORPORATE DEBT (Cost $128,160,453)		118,546,796

MUNICIPAL OBLIGATIONS — 0.0%
State of California, General Obligation
5.000% 11/01/43	50,000	50,536

TOTAL MUNICIPAL OBLIGATIONS (Cost $50,430)		50,536

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.3%
Automobile Asset-Backed Securities — 0.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A
1.380% 8/20/27 (a)	490,000	438,498
Commercial Mortgage-Backed Securities — 3.3%
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA,
5.596% VRN 8/10/45 (a) (d)	379,787	94,947
Bank
Series 2017-BNK4, Class XA, 1.341% VRN 5/15/50 (d)	3,028,949	124,001
Series 2017-BNK8, Class A3, 3.229% 11/15/50	266,500	246,781
Series 2022-BNK40, Class A4, 3.394% VRN 3/15/64 (d)	270,000	235,837
Benchmark Mortgage Trust, Series 2021-B29, Class XA,
1.040% VRN 9/15/54 (d)	2,505,281	136,083
BPR Trust, Series 2021-TY, Class A, 1 mo. USD LIBOR + 1.050%
5.734% FRN 9/15/38 (a)	140,000	133,642
BX Commercial Mortgage Trust
Series 2021-VINO, Class A, 1 mo. USD LIBOR + .652% 5.336% FRN 5/15/38 (a)	830,000	797,316
Series 2021-21M, Class A, 1 mo. USD LIBOR + .730% 5.414% FRN 10/15/36 (a)	722,661	691,714
BX Trust, Series 2021-LBA, Class AV, 1 mo. USD Term SOFR + .914%
5.743% FRN 2/15/36 (a)	250,000	238,354

	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B,
4.175% VRN 7/10/47 (d)	$350,000	$332,997
Credit Suisse Mortgage Trust
Series 2014-USA, Class A2, 3.953% 9/15/37 (a)	190,000	171,652
Series 2014-USA, Class E, 4.373% 9/15/37 (a)	140,000	80,679
Series 2014-USA, Class F, 4.373% 9/15/37 (a)	2,440,000	1,235,473
Series 2022-MARK, Class A, 1 mo. USD Term SOFR + 2.695% 7.523% FRN 6/15/39 (a)	130,000	128,193
Series 2017-CHOP, Class G, 1 mo. USD LIBOR + 5.350% 10.034% FRN 7/15/32 (a)	750,000	660,252
Deutsche Bank Commercial Mortgage Trust, Series 2016-C3, Class A4
2.632% 8/10/49	160,000	146,045
GS Mortgage Securities Corp. Trust, Series 2018-SRP5, Class A, 1 mo. USD LIBOR + 1.800%
6.484% FRN 9/15/31 (a)	1,223,036	1,003,765
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class XA, 0.604% VRN 4/15/47 (d)	983,509	4,520
Series 2015-C31, Class B, 4.623% VRN 8/15/48 (d)	160,000	139,509
Series 2013-C17, Class B, 4.884% VRN 1/15/47 (d)	30,000	29,116
LAQ Mortgage Trust, Series 2023-LAQ, Class A, 1 mo. USD Term SOFR + 2.091%
6.741% FRN 3/15/36 (a)	130,000	128,537
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ,
6.193% VRN 9/12/49 (d)	2,908	2,784
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%
6.224% FRN 3/15/39 (a)	190,000	184,832
PFP Ltd., Series 2021-8, Class A, 1 mo. USD LIBOR + 1.000%
5.728% FRN 8/09/37 (a)	567,817	543,571
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.126% 7/05/36 (a)	320,000	282,042
TTAN, Series 2021-MHC, Class A, 1 mo. USD LIBOR + .850%
5.535% FRN 3/15/38 (a)	463,427	448,658

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.460% 6/15/50	$170,000	$155,013
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A,
4.104% VRN 9/14/49 (a) (d)	38,298	37,746
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class XA, 1.604% VRN 8/15/52 (d)	5,524,076	379,227
Series 2017-C42, Class D, 2.800% VRN 12/15/50 (a) (d)	710,000	461,291
Series 2013-LC12, Class B, 4.364% VRN 7/15/46 (d)	140,000	105,436
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class B, 4.204% VRN 11/15/47 (d)	190,000	173,595
Series 2014-C24, Class C, 4.290% VRN 11/15/47 (d)	190,000	163,500
Series 2014-LC14, Class D, 4.586% VRN 3/15/47 (a) (d)	5,000,000	4,581,830
		14,278,938
Home Equity Asset-Backed Securities — 0.4%
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD LIBOR + .960%
5.805% FRN 11/25/33	1,192,719	1,140,600
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .540%
5.385% FRN 3/25/36	308,811	144,008
RBSSP Resecuritization Trust, Series 2010-4, Class 6A2,
5.825% STEP 2/26/36 (a)	606,375	576,510
		1,861,118
Manufactured Housing Asset-Backed Securities — 0.1%
Conseco Finance Corp., Series 1996-4, Class M1,
7.750% VRN 6/15/27 (d)	388,856	386,073
Other Asset-Backed Securities — 1.3%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 1 mo. USD LIBOR + 1.070%
5.754% FRN 8/15/34 (a)	790,000	771,985
Dividend Solar Loans LLC, Series 2019-1, Class A
3.670% 8/22/39 (a)	717,812	646,634

	Principal Amount	Value
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A2, 1 mo. USD LIBOR + .120%
4.965% FRN 11/25/36	$267,562	$244,715
InStar Leasing III LLC, Series 2021-1A, Class A
2.300% 2/15/54 (a)	565,703	473,593
Magnolia Finance, Series 2019-1OTF, Class A1, 3 mo. USD LIBOR + 2.900%
7.702% FRN 8/09/24 (a)	935,000	917,696
Mosaic Solar Loans LLC, Series 2021-3A, Class B
1.920% 6/20/52 (a)	780,651	624,275
Saxon Asset Securities Trust, Series 2006-3, Class A4, 1 mo. USD LIBOR + .480%
5.325% FRN 10/25/46	440,000	381,811
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD LIBOR + 1.000%
5.845% FRN 9/25/34	564,025	553,067
US Small Business Administration
Series 2019-25G, Class 1, 2.690% 7/01/44	193,952	169,036
Series 2019-20D, Class 1, 2.980% 4/01/39	134,852	126,002
USQ Rail LLC, Series 2021-1A, Class A
2.250% 2/28/51 (a)	703,754	599,216
		5,508,030
Student Loans Asset-Backed Securities — 0.4%
College Ave Student Loans LLC, Series 2019-A, Class A2
3.280% 12/28/48 (a)	240,533	227,363
Navient Private Education Refi Loan Trust, Series 2020-IA, Class A1A
1.330% 4/15/69 (a)	365,991	323,644
SLM Student Loan Trust, Series 2003-7A, Class A5A, 3 mo. USD LIBOR + 1.200%
6.066% FRN 12/15/33 (a)	293,355	286,435
SMB Private Education Loan Trust
Series 2020-A, Class A2A, 2.230% 9/15/37 (a)	408,059	374,710
Series 2021-A, Class B, 2.310% 1/15/53 (a)	600,000	539,721
		1,751,873

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 1.6%
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650%
2.805% FRN 11/25/35	$632,742	$119,637
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1,
5.108% VRN 7/25/62 (a) (d)	325,106	324,898
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350%
5.195% FRN 5/25/37	1,301,114	651,227
Credit Suisse Mortgage Trust, Series 2015-4R, Class 3A3, 1 mo. USD LIBOR + .310%
4.211% FRN 10/27/36 (a)	668,527	313,409
Flagstar Mortgage Trust, Series 2018-2, Class A4,
3.500% VRN 4/25/48 (a) (d)	15,318	14,910
GS Mortgage Securities Trust, Series 2014-2R, Class 3B
0.702% 11/26/37 (a)	1,220,000	1,044,900
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3,
3.765% VRN 10/25/35 (d)	44,763	24,507
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A,
4.525% VRN 2/25/36 (d)	27,306	9,818
HOMES Trust, Series 2023-NQM1, Class A1,
6.182% STEP 1/25/68 (a)	515,305	517,074
JP Morgan Mortgage Trust
Series 2018-3, Class A1, 3.500% VRN 9/25/48 (a) (d)	239,743	215,651
Series 2018-4, Class A1, 3.500% VRN 10/25/48 (a) (d)	102,576	92,332
Series 2018-5, Class A1, 3.500% VRN 10/25/48 (a) (d)	128,907	115,947
New Residential Mortgage Loan Trust
Series 2018-RPL1, Class M2, 3.500% VRN 12/25/57 (a) (d)	730,000	613,827
Series 2017-4A, Class A1, 4.000% VRN 5/25/57 (a) (d)	216,205	202,215
Onslow Bay Financial LLC, Series 2022-NQM6, Class A1,
4.700% STEP 7/25/62 (a)	511,485	498,694
Prime Mortgage Trust
Series 2006-DR1, Class 1A1, 5.500% 5/25/35 (a)	2,443	2,305
Series 2006-DR1, Class 2A2, 6.000% 5/25/35 (a)	469,974	404,355

	Principal Amount	Value
PRKCM Trust, Series 2023-AFC1, Class A1,
6.598% STEP 2/25/58 (a)	$515,925	$525,293
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1,
4.084% VRN 8/25/36 (d)	154,538	109,112
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150%
5.288% FRN 3/25/46	166,600	155,695
Towd Point Mortgage Trust
Series 2017-4, Class B2, 3.505% VRN 6/25/57 (a) (d)	740,000	593,921
Series 2022-4,Class A1, 3.750% 9/25/62 (a) (d)	406,900	381,258
		6,930,985
Whole Loan Collateral Planned Amortization Classes — 0.0%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600%
9.219% FRN 7/25/36	40,202	35,586
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1B, 12 mo. MTA + 1.000%
4.138% FRN 2/25/46	446,395	380,638

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $34,933,939)		31,571,739

SOVEREIGN DEBT OBLIGATIONS — 4.1%
Argentine Republic Government International Bond,
3.500% STEP 7/09/41	110,000	30,984
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/27 BRL (e)	3,328,000	632,656
10.000% 1/01/33 BRL (e)	3,703,000	640,298
Brazilian Government International Bond
5.000% 1/27/45	810,000	635,227
5.625% 1/07/41	630,000	555,042
Colombia Government International Bond
3.250% 4/22/32	430,000	319,190
4.125% 2/22/42	440,000	283,577

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Indonesia Government International Bond
5.125% 1/15/45 (a)	$220,000	$215,644
6.500% 2/15/31 IDR (e)	55,850,000,000	3,698,626
Israel Government International Bond
2.750% 7/03/30	310,000	280,302
Mexican Bonos
7.750% 11/23/34 MXN (e)	17,120,000	875,932
7.750% 11/13/42 MXN (e)	46,165,600	2,233,498
8.000% 11/07/47 MXN (e)	76,980,000	3,800,514
8.500% 5/31/29 MXN (e)	18,880,000	1,030,825
Mexico Government International Bond
4.750% 3/08/44	730,000	618,260
Nigeria Government International Bond
7.143% 2/23/30 (a) (b)	210,000	159,600
Panama Government International Bond
4.500% 4/01/56	350,000	259,894
Peruvian Government International Bond
6.550% 3/14/37	210,000	227,751
Provincia de Buenos Aires/Government Bond,
5.250% STEP 9/01/37 (a)	1,920,019	673,091
Republic of Kenya Government International Bond
6.300% 1/23/34 (a)	370,000	259,925
Russian Federal Bond— OFZ
6.900% 5/23/29 RUB (e)	128,828,000	82,954
7.250% 5/10/34 RUB (e)	60,500,000	38,957
7.700% 3/16/39 RUB (e)	86,260,000	55,544
		17,608,291

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $23,417,137)		17,608,291

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (f) — 31.3%
Collateralized Mortgage Obligations — 1.7%
Federal Home Loan Mortgage Corp.
Series 3422, Class AI, 0.250% STEP 1/15/38	6,880	49
Series 353, Class S1, 1 mo. USD LIBOR + 6.000% 1.316% FRN 12/15/46	203,841	20,768
Series 334, Class S7, 1 mo. USD LIBOR + 6.100% 1.416% FRN 8/15/44	84,819	9,532

	Principal Amount	Value
Series 3621, Class SB, 1 mo. USD LIBOR + 6.230% 1.546% FRN 1/15/40	$19,609	$2,103
Series 4203, Class PS, 1 mo. USD LIBOR + 6.250% 1.566% FRN 9/15/42	82,252	6,788
Series 3973, Class SA, 1 mo. USD LIBOR + 6.490% 1.806% FRN 12/15/41	124,031	15,262
Series 5018, Class MI, 2.000% 10/25/50	342,632	44,292
Series 5140, Class NI, 2.500% 5/25/49	272,659	38,100
Series 5010, Class IK, 2.500% 9/25/50	205,761	30,465
Series 5010, Class JI, 2.500% 9/25/50	487,852	77,122
Series 5013, Class IN, 2.500% 9/25/50	247,383	39,331
Series 5040, Class IB, 2.500% 11/25/50	146,627	20,704
Series 5059, Class IB, 2.500% 1/25/51	695,628	110,645
Series 5069, Class MI, 2.500% 2/25/51	78,326	11,242
Series 4793, Class CB, 3.000% 5/15/48	190,152	175,424
Series 4793, Class CD, 3.000% 6/15/48	120,576	111,211
Series 4813, Class CJ, 3.000% 8/15/48	101,430	95,518
Series 5224, Class HL, 4.000% 4/25/52	400,000	374,810
Series R007, Class ZA, 6.000% 5/15/36	52,260	54,662
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K741, Class X1, 0.570% VRN 12/25/27 (d)	2,991,763	65,266
Series K094, Class X1, 0.880% VRN 6/25/29 (d)	993,536	43,527
Series K743, Class X1, 0.925% VRN 5/25/28 (d)	3,996,389	156,796
Series KC05, Class X1, 1.212% VRN 6/25/27 (d)	1,521,882	45,498
Series K736, Class X1, 1.288% VRN 7/25/26 (d)	2,034,199	70,283
Series K115, Class X1, 1.326% VRN 6/25/30 (d)	997,158	74,541
Series K110, Class X1, 1.697% VRN 4/25/30 (d)	1,294,474	116,987

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-KF58, Class B, 1 mo. USD LIBOR + 2.150% 6.819% FRN 1/25/26 (a)	$506,574	$496,708
Federal Home Loan Mortgage Corp. REMICS
Series 5085, Class NI, 2.000% 3/25/51	614,970	74,253
Series 4391, Class MZ, 3.000% 9/15/44	258,010	229,289
Federal National Mortgage Association
Series 2005-88, Class IP, 0.128% FRN 10/25/35 (d)	20,322	1,425
Series 2006-88, Class IP, 0.388% VRN 3/25/36 (d)	24,057	1,533
Series 2006-59, Class IP, 0.955% FRN 7/25/36 (d)	53,475	1,921
Series 2013-124, Class SB, 1 mo. USD LIBOR + 5.950% 1.105% FRN 12/25/43	200,877	21,466
Series 2016-61, Class BS, 1 mo. USD LIBOR + 6.100% 1.255% FRN 9/25/46	70,789	5,569
Series 2017-76, Class SB, 1 mo. USD LIBOR + 6.100% 1.255% FRN 10/25/57	428,300	49,946
Series 2012-133, Class CS, 1 mo. USD LIBOR + 6.150% 1.305% FRN 12/25/42	62,166	9,134
Series 2012-134, Class SK, 1 mo. USD LIBOR + 6.150% 1.305% FRN 12/25/42	119,309	15,592
Series 2013-54, Class BS, 1 mo. USD LIBOR + 6.150% 1.305% FRN 6/25/43	148,380	17,764
Series 2017-85, Class SC, 1 mo. USD LIBOR + 6.200% 1.355% FRN 11/25/47	121,342	11,305
Series 2012-35, Class SC, 1 mo. USD LIBOR + 6.500% 1.655% FRN 4/25/42	55,187	6,917
Series 2011-87, Class SG, 1 mo. USD LIBOR + 6.550% 1.705% FRN 4/25/40	44,426	756
Series 2011-96, Class SA, 1 mo. USD LIBOR + 6.550% 1.705% FRN 10/25/41	121,706	10,508
Series 2012-74, Class SA, 1 mo. USD LIBOR + 6.650% 1.805% FRN 3/25/42	30,096	2,100
Series 2020-47, Class GZ, 2.000% 7/25/50	316,948	196,030
Series 2020-97, Class AI, 2.000% 1/25/51	178,875	23,287

	Principal Amount	Value
Series 2020-56, Class DI, 2.500% 8/25/50	$395,078	$62,165
Series 2020-74, Class EI, 2.500% 10/25/50	154,652	23,665
Series 2020-89, Class DI, 2.500% 12/25/50	1,083,774	162,638
Series 2021-3, Class QI, 2.500% 2/25/51	730,236	112,508
Series 409, Class C2, 3.000% 4/25/27	34,746	1,285
Series 409, Class C13, 3.500% 11/25/41	49,655	7,279
Series 409, Class C18, 4.000% 4/25/42	57,415	9,796
Series 2006-118, Class IP1, 4.365% FRN 12/25/36 (d)	45,751	3,551
Series 409, Class C22, 4.500% 11/25/39	37,399	6,454
Series 2006-118, Class IP2, 4.733% FRN 12/25/36 (d)	37,379	2,538
Series 2011-59, Class NZ, 5.500% 7/25/41	245,703	256,214
Series 2013-9, Class CB, 5.500% 4/25/42	203,813	210,270
Series 2012-46, Class BA, 6.000% 5/25/42	51,613	53,927
Series 2012-28, Class B, 6.500% 6/25/39	3,175	3,240
Series 2013-9, Class BC, 6.500% 7/25/42	59,945	63,753
Series 2012-51, Class B, 7.000% 5/25/42	43,138	46,229
Federal National Mortgage Association ACES
Series 2020-M36, Class X1, 1.498% VRN 9/25/34 (d)	1,158,663	96,292
Series 2019-M19, Class A2, 2.560% 9/25/29	433,845	393,376
Federal National Mortgage Association Grantor Trust Series 2017-T1, Class A 2.898% 6/25/27	99,330	93,575
Federal National Mortgage Association REMICS Series 2014-6, Class Z 2.500% 2/25/44	251,450	217,113
Government National Mortgage Association
Series 2017-H20, Class IB, 0.153% VRN 10/20/67 (d)	54,339	2,587
Series 2017-H18, Class BI, 0.163% VRN 9/20/67 (d)	2,654,780	112,666
Series 2012-144, Class IO, 0.323% VRN 1/16/53 (d)	2,186,227	26,463

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2012-135, Class IO, 0.340% VRN 1/16/53 (d)	$2,277,637	$31,943
Series 2014-186, Class IO, 0.374% VRN 8/16/54 (d)	344,847	3,308
Series 2014-22, Class IA, 0.475% FRN 11/20/42 (d)	18,728	731
Series 2017-41, Class IO, 0.595% VRN 7/16/58 (d)	514,963	15,917
Series 2021-60, Class IO, 0.826% VRN 5/16/63 (d)	2,284,954	145,613
Series 2016-135, Class SB, 1 mo. USD LIBOR + 6.100% 1.372% FRN 10/16/46	100,711	15,548
Series 2016-21, Class ST, 1 mo. USD LIBOR + 6.150% 1.389% FRN 2/20/46	56,073	6,877
Series 2017-H15, Class KI, 1.717% VRN 7/20/67 (d)	105,120	5,696
Series 2012-H27, Class AI, 1.743% VRN 10/20/62 (d)	283,239	9,113
Series 2022-3, Class B, 1.850% 2/16/61	200,000	114,846
Series 2010-85, Class HS, 1 mo. USD LIBOR + 6.650% 1.889% FRN 1/20/40	3,950	33
Series 2020-181, Class WI, 2.000% 12/20/50	1,319,837	143,802
Series 2020-123, Class NI, 2.500% 8/20/50	397,747	53,293
Series 2020-123, Class IL, 2.500% 8/20/50	157,940	20,914
Series 2020-127, Class IN, 2.500% 8/20/50	155,398	21,099
Series 2020-129, Class IE, 2.500% 9/20/50	161,086	21,687
Series 2020-160, Class IH, 2.500% 10/20/50	165,920	23,008
Series 2020-160, Class YI, 2.500% 10/20/50	657,365	87,944
Series 2020-160, Class VI, 2.500% 10/20/50	242,368	33,342
Series 2022-115, Class MI, 2.500% 5/20/51	255,694	27,867
Series 2022-189, Class PT, 2.500% 10/20/51	294,678	252,841
Series 2013-107, Class AD, 2.844% VRN 11/16/47 (d)	153,188	141,818
Series 2022-196, Class BE, 3.000% VRN 10/16/64 (d)	200,000	148,117
Series 2022-220, Class E, 3.000% VRN 10/16/64 (d)	100,000	76,085
Series 2013-53, Class OI, 3.500% 4/20/43	290,637	30,434

	Principal Amount	Value
Series 2020-47, Class MI, 3.500% 4/20/50	$266,878	$44,614
Series 2020-47, Class NI, 3.500% 4/20/50	72,511	12,268
Series 2014-176, Class IA, 4.000% 11/20/44	35,866	5,989
Series 2015-167, Class OI, 4.000% 4/16/45	45,681	7,887
Series 2016-84, Class IG, 4.500% 11/16/45	209,869	38,652
Series 2018-H07, Class FD, 1 mo. USD LIBOR + .300% 4.866% FRN 5/20/68	216,988	214,967
Series 2010-H28, Class FE, 1 mo. USD LIBOR + .400% 4.966% FRN 12/20/60	65,451	64,954
Series 2020-H13, Class FA, 1 mo. USD LIBOR + .450% 5.016% FRN 7/20/70	129,902	127,187
Series 2020-H13, Class FC, 1 mo. USD LIBOR + .450% 5.016% FRN 7/20/70	50,992	49,966
Series 2011-H08, Class FG, 1 mo. USD LIBOR + .480% 5.046% FRN 3/20/61	56,579	56,195
Series 2011-H09, Class AF, 1 mo. USD LIBOR + .500% 5.066% FRN 3/20/61	34,939	34,735
Series 2020-H09, Class FL, 1 mo. USD LIBOR + 1.150% 5.716% FRN 5/20/70	379,541	377,510
Series 2020-H09, Class NF, 1 mo. USD LIBOR + 1.250% 5.816% FRN 4/20/70	116,155	116,531
		7,537,344
Pass-Through Securities — 29.0%
Federal Home Loan Mortgage Corp.
Pool #RA4537 1.500% 2/01/51	87,763	69,011
Pool #RB5125 2.000% 9/01/41	875,560	747,389
Pool #RB5145 2.000% 2/01/42	92,570	78,874
Pool #RA3882 2.000% 11/01/50	324,139	269,397
Pool #QB8602 2.000% 2/01/51	77,732	65,187
Pool #QB9087 2.000% 2/01/51	388,401	325,476
Pool #QB9482 2.000% 3/01/51	77,643	64,725
Pool #QC0041 2.000% 3/01/51	77,548	64,645
Pool #QC0160 2.000% 3/01/51	72,044	60,192
Pool #QC0161 2.000% 3/01/51	81,759	68,156
Pool #QB9290 2.000% 3/01/51	254,177	212,362
Pool #SD0573 2.000% 4/01/51	150,288	126,033
Pool #QC0885 2.000% 4/01/51	84,782	71,099
Pool #QC1164 2.000% 4/01/51	76,806	64,362
Pool #SD8146 2.000% 5/01/51	941,094	779,215

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD8172 2.000% 10/01/51	$274,256	$226,738
Pool #SD0745 2.000% 11/01/51	90,265	75,246
Pool #QD2129 2.000% 11/01/51	1,021,734	844,707
Pool #840698 5 year CMT + 1.285% 2.092% FRN 3/01/47	18,688	17,559
Pool #SD7521 2.500% 7/01/50 (g)	278,787	243,947
Pool #SD7525 2.500% 10/01/50	146,487	128,135
Pool #QB5092 2.500% 11/01/50	156,684	136,810
Pool #QB5093 2.500% 11/01/50	77,172	67,239
Pool #RA3913 2.500% 11/01/50	451,610	394,749
Pool #RA4142 2.500% 12/01/50	75,455	65,884
Pool #SD8129 2.500% 2/01/51	67,405	58,350
Pool #QC0165 2.500% 3/01/51	77,331	67,655
Pool #QC5830 2.500% 8/01/51	176,758	153,592
Pool #QC6551 2.500% 9/01/51	86,625	75,272
Pool #QC7411 2.500% 9/01/51	90,474	78,532
Pool #SD1751 2.500% 10/01/51	192,254	166,996
Pool #SD7548 2.500% 11/01/51	902,469	784,752
Pool #SD0777 2.500% 11/01/51	90,120	77,941
Pool #SD0849 2.500% 1/01/52	91,945	79,837
Pool #RA6562 2.500% 1/01/52	177,206	155,199
Pool #SD7552 2.500% 1/01/52	276,690	240,166
Pool #QD6079 2.500% 2/01/52	93,058	80,774
Pool #QD8675 2.500% 3/01/52	92,709	80,442
Pool #SD1749 2.500% 4/01/52	293,562	254,353
Pool #SD7554 2.500% 4/01/52 (g)	1,221,653	1,060,394
Pool #841077 12 mo. USD LIBOR + 1.619% 2.877% FRN 11/01/47	119,030	114,191
Pool #ZT1257 3.000% 1/01/46	144,526	134,038
Pool #G67701 3.000% 10/01/46	572,925	527,084
Pool #G60985 3.000% 5/01/47	1,139,769	1,047,506
Pool #SD7509 3.000% 11/01/49	48,549	44,180
Pool #QC9154 3.000% 10/01/51	93,207	84,251
Pool #SD0781 3.000% 11/01/51 (g)	86,181	77,415
Pool #841076 12 mo. USD LIBOR + 1.628% 3.007% FRN 11/01/48	452,658	429,479
Pool #841081 12 mo. USD LIBOR + 1.621% 3.097% FRN 2/01/50	190,368	182,765
Pool #ZS9316 3.500% 1/01/38	263,594	254,539
Pool #Q41209 3.500% 6/01/46	119,631	113,587
Pool #SD8214 3.500% 5/01/52 (g)	285,496	265,184
Pool #Q19135 4.000% 6/01/43	23,386	22,966
Pool #Q19236 4.000% 6/01/43	15,235	14,919
Pool #Q19615 4.000% 7/01/43	22,310	21,909
Pool #Q19985 4.000% 7/01/43	671,715	659,660
Pool #C09071 4.000% 2/01/45	125,537	122,656
Pool #G67713 4.000% 6/01/48	473,639	461,882

	Principal Amount	Value
Pool #U92272 4.500% 12/01/43	$2,580	$2,581
Pool #Q49177 4.500% 6/01/47	47,830	47,853
Pool #SD1143 4.500% 9/01/50	87,751	87,014
Pool #SD1807 4.500% 7/01/52 (g)	98,606	97,308
Pool #SD8245 4.500% 9/01/52	2,865,792	2,805,675
Pool #SD8257 4.500% 10/01/52	2,024,511	1,982,042
Pool #SD2394 4.500% 11/01/52 (g)	99,859	97,858
Pool #SD2251 4.500% 11/01/52 (g)	99,733	97,765
Pool #QF3213 4.500% 11/01/52 (g)	97,474	95,667
Pool #SD1305 5.000% 7/01/52	430,444	431,606
Pool #G06875 5.500% 12/01/38	4,282	4,463
Pool #SD8268 5.500% 11/01/52	6,775,276	6,848,875
Pool #SD2138 5.500% 1/01/53	99,586	101,023
Pool #QF4924 6.000% 12/01/52	99,656	102,800
Pool #SD2284 6.000% 12/01/52	195,785	201,276
Pool #G06669 6.500% 9/01/39	8,446	9,037
Pool #G07509 6.500% 9/01/39	7,894	8,503
Pool #QF6690 6.500% 1/01/53	99,774	103,207
Pool #G07335 7.000% 3/01/39	18,143	19,989
Federal National Mortgage Association
Pool #MA4280 1.500% 3/01/51	303,216	238,049
Pool #MA4501 2.000% 12/01/41	90,954	77,497
Pool #BQ0254 2.000% 8/01/50	69,808	58,585
Pool #CA7023 2.000% 9/01/50	153,411	127,262
Pool #BQ1528 2.000% 9/01/50	69,305	58,163
Pool #CA7225 2.000% 10/01/50	77,741	64,490
Pool #CA7224 2.000% 10/01/50	152,197	126,255
Pool #MA4237 2.000% 1/01/51	79,785	66,186
Pool #CA9220 2.000% 2/01/51 (g)	170,383	141,075
Pool #BR2641 2.000% 2/01/51	79,051	66,244
Pool #BR2643 2.000% 2/01/51	74,361	62,128
Pool #BR2644 2.000% 2/01/51	72,642	60,555
Pool #BR2664 2.000% 2/01/51	294,633	246,899
Pool #BR3500 2.000% 2/01/51	61,869	51,324
Pool #BR3256 2.000% 2/01/51	74,763	62,697
Pool #BR3257 2.000% 2/01/51	78,242	65,615
Pool #BR3286 2.000% 3/01/51	77,942	65,315
Pool #BR4722 2.000% 3/01/51	75,795	63,184
Pool #BR4753 2.000% 3/01/51	82,655	69,264
Pool #BR4756 2.000% 3/01/51	73,726	61,459
Pool #BR5487 2.000% 3/01/51	81,297	67,770
Pool #BR5587 2.000% 3/01/51	83,123	69,448
Pool #BR5633 2.000% 3/01/51	84,618	70,539
Pool #FM6343 2.000% 3/01/51	84,587	70,513
Pool #BQ9453 2.000% 3/01/51	171,150	142,994
Pool #FM6418 2.000% 3/01/51	82,835	69,441
Pool #BR7745 2.000% 4/01/51	76,724	64,294
Pool #BR7744 2.000% 4/01/51	80,144	67,185
Pool #BR8478 2.000% 4/01/51	82,406	69,081

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BR8518 2.000% 4/01/51	$76,931	$64,467
Pool #MA4325 2.000% 5/01/51	691,090	572,214
Pool #FS4269 2.000% 10/01/51	200,000	166,723
Pool #FM9489 2.000% 11/01/51	182,432	150,824
Pool #BU2591 2.000% 12/01/51 (g)	93,729	77,431
Pool #FS0349 2.000% 1/01/52	186,631	155,053
Pool #FS1014 2.000% 2/01/52	92,706	77,136
Pool #FS1015 2.000% 2/01/52	280,650	233,340
Pool #FS1112 2.000% 3/01/52	188,567	157,428
Pool #MA2749 2.500% 9/01/36	41,322	38,159
Pool #FM3123 2.500% 3/01/38	403,853	372,945
Pool #CA9358 2.500% 3/01/41	80,989	72,285
Pool #CB0100 2.500% 4/01/41	167,865	149,930
Pool #BK2620 2.500% 6/01/50	64,446	56,191
Pool #MA4120 2.500% 9/01/50	57,565	49,867
Pool #FM4577 2.500% 10/01/50	206,159	179,558
Pool #BM6623 2.500% 10/01/50	92,741	77,674
Pool #CA7257 2.500% 10/01/50	77,690	67,738
Pool #FM5313 2.500% 10/01/50	84,812	73,789
Pool #BQ5876 2.500% 11/01/50	81,774	71,248
Pool #FM6460 2.500% 3/01/51	157,272	137,003
Pool #MA4306 2.500% 4/01/51	78,613	67,892
Pool #CB0458 2.500% 5/01/51	909,324	784,746
Pool #FS1111 2.500% 5/01/51	90,889	78,537
Pool #FM7675 2.500% 6/01/51	219,863	191,321
Pool #FM7676 2.500% 6/01/51	86,895	75,479
Pool #FM7900 2.500% 7/01/51	168,202	146,105
Pool #BT3303 2.500% 8/01/51	86,296	74,986
Pool # FS0024 2.500% 9/01/51	82,927	72,680
Pool #FM8864 2.500% 10/01/51	174,019	151,212
Pool #FM9335 2.500% 10/01/51	90,381	77,970
Pool #FS0434 2.500% 11/01/51	89,392	78,207
Pool #FS1104 2.500% 11/01/51	88,739	77,219
Pool #BU2599 2.500% 1/01/52	90,811	78,824
Pool #FS0366 2.500% 1/01/52	91,621	80,300
Pool #FS0424 2.500% 1/01/52	91,283	79,233
Pool #BV3089 2.500% 2/01/52	91,425	79,329
Pool #FS0523 2.500% 2/01/52	93,247	80,851
Pool #FS0551 2.500% 2/01/52	92,358	80,166
Pool #FS0549 2.500% 2/01/52	280,512	242,959
Pool #CB3044 2.500% 3/01/52	96,146	83,365
Pool #CB3031 2.500% 3/01/52	184,251	158,894
Pool #FS3368 2.500% 3/01/52	783,711	678,301
Pool #FS1626 2.500% 4/01/52	95,168	82,308
Pool #BF0560 2.500% 9/01/61	92,775	77,731
Pool #AM8674 2.810% 4/01/25	50,000	48,159
Pool #MA2320 3.000% 7/01/35	38,434	36,497
Pool #MA2523 3.000% 2/01/36	258,632	245,277
Pool #MA2579 3.000% 4/01/36	188,171	178,455

	Principal Amount	Value
Pool #MA2773 3.000% 10/01/36	$542,684	$513,475
Pool #MA4632 3.000% 6/01/42 (g)	190,295	174,105
Pool #AQ7306 3.000% 1/01/43	24,613	22,581
Pool #AR1202 3.000% 1/01/43	31,992	29,299
Pool #AR7399 3.000% 6/01/43	18,731	17,272
Pool #AS0038 3.000% 7/01/43	41,573	38,335
Pool #AU6735 3.000% 10/01/43	26,468	24,406
Pool #BC1509 3.000% 8/01/46	33,941	31,033
Pool #AS7844 3.000% 9/01/46	58,906	53,858
Pool #BC2817 3.000% 9/01/46	44,594	40,772
Pool #BD8104 3.000% 10/01/46	164,089	150,642
Pool #AL9397 3.000% 10/01/46	68,070	62,236
Pool #BM1565 3.000% 4/01/47	637,484	585,243
Pool #FM8576 3.000% 2/01/50	77,424	70,788
Pool #FM4311 3.000% 8/01/50	72,958	65,799
Pool #FM8577 3.000% 8/01/51	163,070	148,687
Pool #FS0037 3.000% 8/01/51	78,521	71,547
Pool #FM8648 3.000% 9/01/51	82,480	74,509
Pool #CB1878 3.000% 10/01/51	177,916	159,930
Pool #FS0034 3.000% 12/01/51	90,820	82,604
Pool # FS0240 3.000% 1/01/52	89,591	81,542
Pool #FS0331 3.000% 1/01/52	91,953	82,787
Pool # FS1074 3.000% 3/01/52	460,705	418,524
Pool #FS1289 3.000% 3/01/52	91,681	83,531
Pool #FS0957 3.000% 3/01/52 (g)	187,324	168,183
Pool #CB3833 3.000% 6/01/52	95,743	86,139
Pool #BL2454 3.160% 5/01/29	85,366	80,394
Pool #MA2110 3.500% 12/01/34	57,451	55,801
Pool #MA2138 3.500% 1/01/35	29,225	28,386
Pool #FM5754 3.500% 3/01/37	50,510	49,059
Pool #890827 3.500% 12/01/37	40,915	39,510
Pool #FM0068 3.500% 2/01/40	204,026	196,317
Pool #FM0071 3.500% 2/01/40	41,992	40,353
Pool #MA1177 3.500% 9/01/42	16,890	15,983
Pool #MA1213 3.500% 10/01/42	102,977	97,440
Pool #AL3026 3.500% 12/01/42	31,778	30,370
Pool #AY6181 3.500% 4/01/45	83,789	79,261
Pool #AS6328 3.500% 12/01/45	318,704	299,012
Pool #AS6541 3.500% 1/01/46	87,119	82,765
Pool #AL9546 3.500% 11/01/46	167,988	159,855
Pool #FM3347 3.500% 5/01/47	187,098	176,637
Pool #FM3469 3.500% 8/01/48	358,237	338,431
Pool #FM3773 3.500% 11/01/48	376,172	355,140
Pool #FM7100 3.500% 6/01/50	61,672	58,175
Pool #FS1240 3.500% 12/01/51	89,602	83,687
Pool #FS1237 3.500% 12/01/51	88,568	83,402
Pool #CB2680 3.500% 1/01/52	90,385	84,435
Pool #FS1462 3.500% 1/01/52	91,439	86,077
Pool #BV5395 3.500% 4/01/52	92,100	86,525

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS1092 3.500% 4/01/52	$279,575	$260,707
Pool #FS1454 3.500% 4/01/52	95,624	89,172
Pool #FS1555 3.500% 4/01/52	94,761	88,463
Pool #BV8546 3.500% 5/01/52	93,780	87,957
Pool #FS1556 3.500% 5/01/52	378,306	355,055
Pool #BS6565 3.740% 9/01/32	100,000	95,851
Pool #BS6215 3.840% 7/01/32	100,000	96,454
Pool #BS6149 3.840% 8/01/32	100,000	96,388
Pool #BS6131 3.890% 7/01/32	300,000	283,236
Pool #BS6949 3.980% 10/01/32	200,000	191,903
Pool #AK8441 4.000% 4/01/42	13,323	13,044
Pool #AO2711 4.000% 5/01/42	10,033	9,820
Pool #AO6086 4.000% 6/01/42	21,013	20,567
Pool #AP0692 4.000% 7/01/42	14,491	14,190
Pool #AP5333 4.000% 7/01/42	144,431	141,347
Pool #AP2530 4.000% 8/01/42	15,331	15,008
Pool #AP4903 4.000% 9/01/42	24,603	24,087
Pool #AP7399 4.000% 9/01/42	38,534	37,718
Pool #AP9229 4.000% 10/01/42	8,393	8,214
Pool #AP9766 4.000% 10/01/42	59,897	58,231
Pool #MA1217 4.000% 10/01/42	75,599	73,527
Pool #AQ3599 4.000% 11/01/42	16,189	15,844
Pool #MA1253 4.000% 11/01/42	46,516	45,238
Pool #AQ7003 4.000% 12/01/42	26,935	26,371
Pool #AQ4555 4.000% 12/01/42	27,966	27,371
Pool #AQ7082 4.000% 1/01/43	36,716	35,943
Pool #AL3508 4.000% 4/01/43	24,387	23,924
Pool #AQ4078 4.000% 6/01/43	21,921	21,505
Pool #AQ4080 4.000% 6/01/43	16,071	15,721
Pool #AT8394 4.000% 6/01/43	24,601	24,134
Pool #AB9683 4.000% 6/01/43	34,019	33,278
Pool #AT9637 4.000% 7/01/43	68,022	66,540
Pool #AT9653 4.000% 7/01/43	51,947	50,961
Pool #AT9657 4.000% 7/01/43	42,228	41,308
Pool #AS0070 4.000% 8/01/43	23,258	22,686
Pool #MA1547 4.000% 8/01/43	23,702	23,119
Pool #AS4347 4.000% 1/01/45	39,142	38,204
Pool #MA4626 4.000% 6/01/52	16,504,665	15,798,219
Pool #BF0104 4.000% 2/01/56	78,280	75,670
Pool #BF0183 4.000% 1/01/57	43,514	42,062
Pool #BF0191 4.000% 6/01/57	75,038	72,301
Pool #BS6124 4.060% 7/01/32	100,000	95,965
Pool #181604 4.480% 5/01/33 (g)	100,000	100,687
Pool #MA0706 4.500% 4/01/31	9,779	9,779
Pool #MA0734 4.500% 5/01/31	33,996	33,998
Pool #MA0776 4.500% 6/01/31	11,631	11,631
Pool #MA0913 4.500% 11/01/31	8,735	8,746
Pool #MA0939 4.500% 12/01/31	8,655	8,666
Pool #AA0856 4.500% 1/01/39	6,359	6,399

	Principal Amount	Value
Pool #AA3495 4.500% 2/01/39	$5,187	$5,214
Pool #935520 4.500% 8/01/39	9,554	9,610
Pool #AD5481 4.500% 5/01/40	243,520	245,175
Pool #AD6914 4.500% 6/01/40	27,542	27,725
Pool #AD8685 4.500% 8/01/40	81,714	82,138
Pool #MA1591 4.500% 9/01/43	44,031	44,005
Pool #MA1629 4.500% 10/01/43	39,789	39,765
Pool #AL4341 4.500% 10/01/43	2,801	2,817
Pool #MA1664 4.500% 11/01/43	18,971	18,960
Pool #MA1711 4.500% 12/01/43	42,628	42,603
Pool #AL4741 4.500% 1/01/44	18,136	18,126
Pool #AW0318 4.500% 2/01/44	45,874	46,134
Pool #AL5562 4.500% 4/01/44	8,190	8,239
Pool #890604 4.500% 10/01/44	186,800	187,741
Pool #AS4271 4.500% 1/01/45	22,938	23,190
Pool #CA2047 4.500% 7/01/48	166,346	166,144
Pool #CA5379 4.500% 3/01/50	173,929	173,406
Pool #MA4733 4.500% 9/01/52	4,120,041	4,033,614
Pool #FS3977 4.500% 11/01/52 (g)	99,863	97,893
Pool #FS3813 4.500% 11/01/52 (g)	99,187	97,168
Pool #BX2186 4.500% 11/01/52 (g)	99,203	97,240
Pool #BF0148 4.500% 4/01/56	345,810	345,577
Pool #BF0222 4.500% 9/01/57	369,242	365,218
Pool #BF0301 4.500% 8/01/58	38,994	38,423
Pool #BF0338 4.500% 1/01/59	93,016	91,653
Pool #915154 5.000% 4/01/37	24,928	25,498
Pool #974965 5.000% 4/01/38	70,957	72,587
Pool #983077 5.000% 5/01/38	20,742	21,253
Pool #310088 5.000% 6/01/38	18,385	18,820
Pool #AE2266 5.000% 3/01/40	50,361	51,674
Pool #MA4785 5.000% 10/01/52	1,596,298	1,592,127
Pool #MA4806 5.000% 11/01/52	8,840,442	8,811,822
Pool #995072 5.500% 8/01/38	10,401	10,881
Pool #FS3672 5.500% 2/01/53	199,155	202,028
Pool #FS4166 5.500% 4/01/53 (g)	100,000	101,257
Pool #BF0141 5.500% 9/01/56	386,723	403,251
Pool #481473 6.000% 2/01/29	9	10
Pool #867557 6.000% 2/01/36	1,375	1,407
Pool #FS4000 6.000% 7/01/41	98,603	103,510
Pool #FS3411 6.000% 1/01/53	95,457	98,134
Pool #AL4324 6.500% 5/01/40	51,294	55,207
Pool #CB5497 6.500% 1/01/53	98,098	102,301
Pool #BX7702 6.500% 2/01/53	99,109	102,594
Pool #AE0758 7.000% 2/01/39	28,203	30,960
Government National Mortgage Association
Pool #AB2892 3.000% 9/15/42	74,971	69,960
Pool #AA5649 3.000% 9/15/42	74,840	69,806
Pool #783669 3.000% 9/15/42	137,759	128,590

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AB9108 3.000% 10/15/42	$530,274	$494,611
Pool #AB9109 3.000% 10/15/42	44,846	41,830
Pool #AB9207 3.000% 11/15/42	39,182	36,547
Pool #784571 3.500% 6/15/48	163,342	155,221
Pool #BS8439 3.500% 5/15/50	126,411	119,138
Pool #487588 6.000% 4/15/29	591	606
Pool #595077 6.000% 10/15/32	182	189
Pool #596620 6.000% 10/15/32	62	65
Pool #604706 6.000% 10/15/33	25,821	26,884
Pool #636251 6.000% 3/15/35	3,535	3,698
Pool #782034 6.000% 1/15/36	27,193	28,399
Pool #658029 6.000% 7/15/36	7,107	7,461
Government National Mortgage Association II
Pool #MA7135 2.000% 1/20/51	150,079	127,901
Pool #MA7192 2.000% 2/20/51	1,066,977	908,307
Pool #MA7471 2.000% 7/20/51	254,778	216,870
Pool #MA7648 2.000% 10/20/51	89,621	76,258
Pool #BS8546 2.500% 12/20/50	74,157	64,557
Pool #MA7136 2.500% 1/20/51	64,999	57,529
Pool #MA7312 2.500% 4/20/51	150,366	132,898
Pool #MA7589 2.500% 9/20/51 (g)	522,501	460,497
Pool #MA7649 2.500% 10/20/51	620,344	546,728
Pool #MA7705 2.500% 11/20/51	358,239	315,671
Pool #MA7767 2.500% 12/20/51	1,270,514	1,119,148
Pool #MA8197 2.500% 8/20/52	95,743	84,277
Pool #MA8264 2.500% 9/20/52	96,550	84,987
Pool #MA8485 2.500% 12/20/52	295,397	259,996
Pool #MA8642 2.500% 2/20/53	298,942	263,840
Pool #MA4068 3.000% 11/20/46	19,053	17,580
Pool #MA7590 3.000% 9/20/51	906,061	827,083
Pool #MA7650 3.000% 10/20/51	170,918	156,020
Pool #MA7706 3.000% 11/20/51	704,921	643,256
Pool #CJ9477 3.000% 1/20/52	270,634	244,549
Pool #785944 3.000% 2/20/52	93,404	84,518
Pool #786095 3.000% 4/20/52	96,908	86,295
Pool #786134 3.000% 4/20/52	90,041	81,306
Pool #MA1995 3.500% 6/20/44	48,080	46,016
Pool #MA2678 3.500% 3/20/45	20,739	19,816
Pool #784106 3.500% 1/20/46	54,591	52,060
Pool #MA3597 3.500% 4/20/46	86,088	82,069
Pool #BC4732 3.500% 10/20/47	189,899	179,550
Pool #BD0384 3.500% 10/20/47	141,370	133,666
Pool #784825 3.500% 10/20/49	39,334	36,674
Pool #BM7534 3.500% 2/20/50	60,838	57,237
Pool #MA6711 3.500% 6/20/50	335,938	318,339
Pool #MA6997 3.500% 11/20/50	411,090	389,425
Pool #MA7989 3.500% 4/20/52	95,992	90,056
Pool #786216 3.500% 6/20/52	95,320	88,814

	Principal Amount	Value
Pool #MA8487 3.500% 12/20/52 (g)	$197,830	$185,317
Pool #MA4511 4.000% 6/20/47	534,682	522,516
Pool #MA4720 4.000% 9/20/47	348,730	340,251
Pool #BM9734 4.000% 10/20/49	32,997	31,999
Pool #BM9743 4.000% 11/20/49	39,769	38,566
Pool #BS1728 4.000% 1/20/50	42,065	40,726
Pool #BS1742 4.000% 2/20/50	34,211	33,123
Pool #BS1757 4.000% 3/20/50	29,963	29,010
Pool #BS8420 4.000% 4/20/50	137,347	132,977
Pool #783298 4.500% 4/20/41	77,544	78,159
Pool #783368 4.500% 7/20/41	11,503	11,596
Pool #MA4654 4.500% 8/20/47	116,193	116,602
Pool #MA5138 4.500% 4/20/48	177,884	177,620
Pool #MA5193 4.500% 5/20/48	181,158	180,719
Pool #MA5265 4.500% 6/20/48	157,708	157,179
Pool #MA5331 4.500% 7/20/48	39,558	39,413
Pool #MA5818 4.500% 3/20/49	52,296	52,071
Pool #G24747 5.000% 7/20/40	48,191	49,453
Pool #MA5194 5.000% 5/20/48	20,485	20,851
Pool #MA5530 5.000% 10/20/48	81,772	82,951
Pool #MA5597 5.000% 11/20/48	41,790	42,393
Pool #MA5653 5.000% 12/20/48	50,147	50,823
Pool #MA5712 5.000% 1/20/49	39,541	40,074
Pool #MA5878 5.000% 4/20/49	20,304	20,588
Pool #MA8348 5.000% 10/20/52	98,827	98,954
Pool #786474 5.000% 1/20/53	198,675	201,974
Pool #MA8647 5.000% 2/20/53	4,180,889	4,184,970
Pool #786544 5.000% 2/20/53	99,862	100,740
Pool #MA8725 5.000% 3/20/53	4,520,000	4,522,999
Pool #MA8429 5.500% 11/20/52 (g)	297,603	300,993
Government National Mortgage Association II TBA
2.000% 4/20/53 (g)	400,000	339,531
2.500% 4/20/53 (g)	1,200,000	1,056,094
3.000% 4/20/53 (g)	700,000	636,562
3.500% 4/20/53 (g)	1,000,000	937,266
4.000% 4/20/53 (g)	900,000	865,969
4.500% 4/20/53 (g)	1,200,000	1,181,625
5.000% 4/20/53 (g)	1,100,000	1,100,859
5.500% 4/20/53 (g)	1,300,000	1,314,726
6.000% 4/20/53 (g)	100,000	101,883
Uniform Mortgage Backed Securities TBA
2.000% 4/13/53 (g)	1,500,000	1,239,023
2.500% 4/13/53 (g)	3,900,000	3,361,008
3.000% 4/13/53 (g)	3,800,000	3,406,344
3.500% 4/13/53 (g)	2,900,000	2,692,469
4.000% 4/13/53 (g)	2,600,000	2,485,031
4.500% 4/13/53 (g)	1,900,000	1,860,516

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 4/13/53 (g)	$1,400,000	$1,395,625
5.500% 4/13/53 (g)	600,000	606,000
6.500% 4/13/53 (g)	300,000	309,609
		125,323,357
Whole Loans — 0.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M2, 30 day SOFR + 2.000% 6.560% FRN 12/25/50 (a)	648,975	648,971
Series 2020-DNA2, Class M2, 1 mo. USD LIBOR + 1.850% 6.695% FRN 2/25/50 (a)	312,445	314,110
Series 2020-DNA1, Class B1, 1 mo. USD LIBOR + 2.300% 7.145% FRN 1/25/50 (a)	380,000	367,600
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M2, 1 mo. USD LIBOR + 2.100% 6.945% FRN 10/25/39 (a)	35,369	35,406
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 7.145% FRN 8/25/31 (a)	35,054	35,109
Series 2022-R04, Class 1M2, 30 day SOFR + 3.100% 7.660% FRN 3/25/42 (a)	680,000	673,200
Series 2018-C05, Class 1B1, 1 mo. USD LIBOR + 4.250% 9.095% FRN 1/25/31	370,000	388,917
		2,463,313

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $140,010,678)		135,324,014

U.S. TREASURY OBLIGATIONS — 27.9%
U.S. Treasury Bonds & Notes — 27.9%
U.S. Treasury Bond
1.625% 11/15/50	640,000	408,386
1.750% 8/15/41	110,000	79,421
1.875% 2/15/51	120,000	81,567
1.875% 11/15/51	2,067,000	1,400,410
2.000% 11/15/41	160,000	120,403
2.000% 2/15/50	780,000	550,208
2.250% 5/15/41	300,000	237,695
2.250% 2/15/52	1,795,000	1,332,220

	Principal Amount	Value
2.375% 5/15/51	$2,230,000	$1,703,897
2.875% 8/15/45	790,000	670,697
2.875% 5/15/52	41,080,000	34,975,290
3.000% 2/15/48	16,000	13,902
3.000% 8/15/52	24,550,000	21,462,420
3.625% 2/15/53	1,730,000	1,710,151
3.750% 11/15/43	40,000	39,384
3.875% 2/15/43	1,070,000	1,077,709
4.000% 11/15/42	4,290,000	4,398,508
4.000% 11/15/52	200,000	211,347
U.S. Treasury Floating Rate Note 3 mo. Treasury money market yield + .200%
4.931% FRN 1/31/25	26,910,000	26,913,167
U.S. Treasury Inflation Index
1.125% 1/15/33	2,992,188	2,982,721
U.S. Treasury Note
0.250% 11/15/23	70,000	68,081
2.625% 5/31/27	60,000	57,470
2.750% 8/15/32	1,570,000	1,475,901
3.875% 11/30/27	1,750,000	1,766,400
4.000% 12/15/25	160,000	160,487
4.000% 2/29/28 (b)	30,000	30,513
4.125% 9/30/27	210,000	213,761
4.125% 10/31/27	1,280,000	1,303,484
4.125% 11/15/32	13,740,000	14,427,672
4.625% 3/15/26	30,000	30,660
U.S. Treasury Strip
0.000% 5/15/49	1,450,000	552,076
		120,456,008

TOTAL U.S. TREASURY OBLIGATIONS (Cost $125,815,045)		120,456,008

TOTAL BONDS & NOTES (Cost $460,087,508)		430,645,341

TOTAL PURCHASED OPTIONS(#) — 0.1% (Cost $448,949)		247,339

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	2,188,915	$2,188,915

TOTAL MUTUAL FUNDS (Cost $2,188,915)		2,188,915

TOTAL LONG-TERM INVESTMENTS (Cost $462,725,372)		433,081,595

	Principal Amount
SHORT-TERM INVESTMENTS — 5.0%
Discount Notes — 0.2%
Federal Home Loan Bank, 4.909%, due 5/26/23 (i)	$860,000	854,249
Repurchase Agreement — 4.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (j)	18,938,643	18,938,643
U.S. Treasury Bill — 0.4%
U.S. Treasury Bill
4.722%4/11/23(i)	920,000	919,069
5.233%9/07/23(i)	660,000	646,576
		1,565,645

TOTAL SHORT-TERM INVESTMENTS (Cost $21,356,511)		21,358,537

TOTAL INVESTMENTS — 105.2% (Cost $484,081,883) (k)		454,440,132

Other Assets/(Liabilities) — (5.2)%		(22,531,054)

NET ASSETS — 100.0%		$431,909,078

Abbreviation Legend

FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $55,658,667 or 12.89% of net assets.

(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $4,653,669 or 1.08% of net assets. The Fund received $2,583,234 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is perpetual and has no stated maturity date.
(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2023.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	The rate shown represents yield-to-maturity.
(j)

Maturity value of $18,940,915. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $19,317,554.

(k)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 5 Year Future	4/21/23	109.75	100	USD	10,950,781	$61,719	$55,611	$6,108
U.S. Treasury Note 5 Year Future	4/21/23	111.25	67	USD	7,337,023	16,227	38,140	(21,913)
3 Month SOFR Future	6/16/23	95.50	21	USD	4,994,063	7,219	6,869	350
						$85,165	$100,620	$(15,455)
Put
U.S. Treasury Note 10 Year Future	4/21/23	113.00	66	USD	7,584,844	$16,500	$54,020	$(37,520)
U.S. Treasury Note 5 Year Future	4/21/23	108.25	100	USD	10,950,781	20,312	39,438	(19,126)
SOFR 1 Year Mid Curve Future	6/16/23	95.50	337	USD	81,246,488	52,656	118,658	(66,002)
SOFR 1 Year Mid Curve Future	12/15/23	95.88	45	USD	10,898,438	19,406	40,494	(21,088)
SOFR 1 Year Mid Curve Future	12/15/23	96.00	104	USD	25,187,500	53,300	95,719	(42,419)
						$162,174	$348,329	$(186,155)
						$247,339	$448,949	$(201,610)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 10 Year Future	5/26/23	117.00	33	USD	3,792,422	$(24,750)	$(30,115)	$5,365
U.S. Treasury Note 5 Year Future	5/26/23	110.00	67	USD	7,337,023	(59,673)	(55,002)	(4,671)
3 Month SOFR Future	6/16/23	96.00	21	USD	4,994,063	(4,462)	(2,580)	(1,882)
3 Month SOFR Future	9/15/23	98.75	43	USD	10,285,600	(3,225)	(14,560)	11,335
3 Month SOFR Future	6/14/24	97.50	95	USD	22,903,313	(83,718)	(85,475)	1,757
						$(175,828)	$(187,732)	$11,904
Put
U.S. Treasury Note 10 Year Future	5/26/23	110.00	132	USD	15,169,688	$(20,625)	$(57,819)	$37,194
U.S. Treasury Note 5 Year Future	5/26/23	108.00	67	USD	7,337,023	(28,266)	(43,025)	14,759
SOFR 1 Year Mid Curve Future	12/15/23	95.25	90	USD	21,796,875	(16,312)	(35,811)	19,499
SOFR 1 Year Mid Curve Future	12/15/23	95.38	208	USD	50,375,000	(44,200)	(86,838)	42,638
3 Month SOFR Future	6/14/24	94.50	337	USD	81,246,488	(92,675)	(117,342)	24,667
						$(202,078)	$(340,835)	$138,757
						$(377,906)	$(528,567)	$150,661

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
BNP Paribas SA*	4/18/23	USD	1,698,577	EUR	1,583,714	$(20,293)
BNP Paribas SA*	4/18/23	EUR	1,352,844	USD	1,453,996	14,302
Goldman Sachs Bank USA*	4/18/23	USD	1,492,816	CNH	10,055,443	28,171
Goldman Sachs Bank USA*	4/18/23	USD	2,050,127	IDR	31,594,508,090	(56,105)
Goldman Sachs Bank USA*	4/18/23	USD	804,921	CAD	1,080,000	5,640
Goldman Sachs Bank USA*	4/18/23	USD	188,625	MXN	3,509,000	(5,568)
Goldman Sachs Bank USA*	4/18/23	USD	1,325,775	JPY	175,923,147	(1,860)

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA*	4/18/23	ZAR	6,889,002	USD	402,195	$(15,757)
Goldman Sachs Bank USA*	4/18/23	MXN	2,278,469	USD	115,109	10,985
Goldman Sachs Bank USA*	4/18/23	CAD	7,866,095	USD	5,866,718	(45,220)
Goldman Sachs Bank USA*	4/18/23	JPY	852,628,407	USD	6,389,910	44,598
Morgan Stanley & Co. LLC*	4/18/23	USD	284,701	GBP	233,085	(2,916)
Morgan Stanley & Co. LLC*	4/18/23	USD	665,766	AUD	967,256	18,879
Morgan Stanley & Co. LLC*	4/18/23	USD	804,187	CAD	1,080,153	4,793
Morgan Stanley & Co. LLC*	4/18/23	NOK	12,358,698	EUR	1,163,544	(81,659)
Morgan Stanley & Co. LLC*	4/18/23	MXN	13,872,257	USD	737,591	30,119
Morgan Stanley & Co. LLC*	4/18/23	JPY	155,458,106	USD	1,183,874	(10,682)
Morgan Stanley & Co. LLC*	4/18/23	CAD	1,259,830	USD	945,503	(13,135)
Morgan Stanley & Co. LLC*	4/18/23	AUD	11,329,995	USD	7,903,610	(326,274)
Morgan Stanley & Co. LLC*	4/18/23	EUR	2,545,949	USD	2,740,725	22,500
						$(399,482)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BOBL	6/08/23	9	$1,124,519	$26,049
Euro-OAT	6/08/23	16	2,182,208	77,543
Australia Treasury Bond 10 Year	6/15/23	36	2,862,070	95,094
90 Day Eurodollar	6/19/23	27	6,547,543	(149,893)
U.S. Treasury Long Bond	6/21/23	196	24,630,597	1,076,028
U.S. Treasury Ultra 10 Year	6/21/23	187	22,702,076	(48,779)
U.S. Treasury Ultra Bond	6/21/23	89	12,270,299	289,826
UK Long Gilt	6/28/23	14	1,734,859	50,036
U.S. Treasury Note 5 Year	6/30/23	1,601	172,023,569	3,298,440
3 Month SOFR	9/19/23	1	241,415	(3,602)
3 Month SOFR	3/17/26	24	5,783,134	40,766
				$4,751,508
Short
Euro-BUXL 30 Year Bond	6/08/23	2	$(288,648)	$(16,877)
Japanese 10 Year Bond	6/13/23	4	(4,380,922)	(81,364)
U.S. Treasury Note 10 Year	6/21/23	763	(85,807,218)	(1,878,173)
U.S. Treasury Ultra 10 Year	6/21/23	27	(3,160,171)	(110,626)
U.S. Treasury Note 2 Year	6/30/23	418	(85,393,345)	(904,062)
3 Month SOFR	3/19/24	86	(20,598,848)	23,348
3 Month SOFR	3/18/25	106	(25,489,952)	(181,923)
3 Month SOFR	6/17/25	86	(20,878,599)	31,124
				$(3,118,553)

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/ Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY Series 40†	5.000%	Quarterly	6/20/28	USD	2,902,100	$(43,247)	$8,796	$(52,043)

Centrally Cleared Credit Default Swaps - Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG Series 40†	1.000%	Quarterly	6/20/28	BBB**	USD	45,168,000	$509,540	$369,338	$140,202

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 7.450%	Monthly	7/18/29	MXN	88,370,000	$(235,422)	$37,242	$(272,664)
Fixed 1.130%	Annually	12-Month USD SOFR	Annually	8/15/28	USD	488,000	52,801	2,383	50,418
Fixed 1.220%	Annually	12-Month USD SOFR	Annually	8/15/28	USD	2,942,000	305,456	(190)	305,646
Fixed 2.850%	Annually	12-Month USD SOFR	Annually	2/15/29	USD	3,019,000	74,802	(3,872)	78,674
Fixed 3.270%	Annually	12-Month USD SOFR	Annually	4/30/29	USD	8,086,000	15,796	(34,958)	50,754
Fixed 3.850%	Annually	12-Month USD SOFR	Annually	6/30/29	USD	6,935,000	(214,624)	3,712	(218,336)
Fixed 3.250%	Annually	12-Month USD SOFR	Annually	9/30/29	USD	3,180,000	5,817	1,381	4,436
12-Month USD SOFR	Annually	Fixed 3.250%	Annually	12/31/29	USD	7,677,000	22,901	(33,025)	55,926
12-Month USD SOFR	Annually	Fixed 3.400%	Annually	12/31/29	USD	3,422,000	39,760	7,172	32,588
Fixed 2.000%	Annually	12-Month USD SOFR	Annually	3/18/32	USD	1,542,000	145,414	10,018	135,396
Fixed 1.729%	Annually	Fed Funds	Annually	2/15/47	USD	1,725,000	391,736	25,406	366,330
Fixed 1.520%	Annually	12-Month USD SOFR	Annually	2/15/47	USD	1,137,000	297,773	(29,927)	327,700
Fixed 1.630%	Annually	12-Month USD SOFR	Annually	5/15/47	USD	580,000	141,753	25,405	116,348
Fixed 1.650%	Annually	12-Month USD SOFR	Annually	8/15/47	USD	226,000	54,675	22,724	31,951
Fixed 2.620%	Annually	12-Month USD SOFR	Annually	2/15/48	USD	505,000	38,940	578	38,362
Fixed 2.510%	Annually	12-Month USD SOFR	Annually	2/15/48	USD	1,829,000	175,544	11,993	163,551

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Fixed 2.600%	Annually	12-Month USD SOFR	Annually	2/15/48	USD	1,281,000	$103,170	$88,053	$15,117
Fixed 3.150%	Annually	12-Month USD SOFR	Annually	5/15/48	USD	2,351,000	(35,064)	(756,755)	721,691
Fixed 2.500%	Annually	12-Month USD SOFR	Annually	4/21/52	USD	1,900,000	176,459	3,408	173,051
							$1,557,687	$(619,252)	$2,176,939

*	Contracts are subject to a master netting agreement or similar agreement.
**

Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%
COMMON STOCK — 96.0%
Basic Materials — 3.7%
Chemicals — 1.9%
Albemarle Corp.	1,300	$287,352
CF Industries Holdings, Inc.	43,586	3,159,549
Dow, Inc.	14,500	794,890
Eastman Chemical Co.	2,500	210,850
FMC Corp.	2,500	305,325
Huntsman Corp.	2,200	60,192
LyondellBasell Industries NV Class A	6,900	647,841
The Mosaic Co.	3,600	165,168
Olin Corp.	2,900	160,950
		5,792,117
Forest Products & Paper — 0.6%
International Paper Co.	53,409	1,925,929
Iron & Steel — 0.8%
Nucor Corp.	7,800	1,204,866
Reliance Steel & Aluminum Co.	1,700	436,458
Steel Dynamics, Inc.	5,500	621,830
United States Steel Corp.	5,000	130,500
		2,393,654
Mining — 0.4%
Freeport-McMoRan, Inc.	29,500	1,206,845
		11,318,545
Communications — 6.4%
Advertising — 0.3%
The Interpublic Group of Cos., Inc.	8,400	312,816
Omnicom Group, Inc.	5,500	518,870
		831,686
Media — 3.4%
Comcast Corp. Class A	130,310	4,940,052
Fox Corp. Class A	8,900	303,045
News Corp. Class A	142,934	2,468,470
News Corp. Class B	22,142	385,935
Nexstar Media Group, Inc. Class A	800	138,128
The Walt Disney Co. (a)	21,276	2,130,366
		10,365,996
Telecommunications — 2.7%
AT&T, Inc.	150,600	2,899,050
Cisco Systems, Inc.	87,000	4,547,925
Corning, Inc.	17,900	631,512
Frontier Communications Parent, Inc. (a)	5,300	120,681
		8,199,168
		19,396,850

	Number of Shares	Value
Consumer, Cyclical — 5.5%
Apparel — 0.2%
Capri Holdings Ltd. (a)	2,900	$136,300
Levi Strauss & Co. Class A	2,100	38,283
Ralph Lauren Corp.	900	105,003
Skechers U.S.A., Inc. Class A (a)	2,800	133,056
Tapestry, Inc.	5,000	215,550
		628,192
Auto Manufacturers — 1.3%
Cummins, Inc.	3,000	716,640
Ford Motor Co.	100,600	1,267,560
General Motors Co.	30,200	1,107,736
PACCAR, Inc.	11,000	805,200
		3,897,136
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	5,000	245,550
Lear Corp.	1,300	181,337
		426,887
Distribution & Wholesale — 0.2%
LKQ Corp.	7,900	448,404
Home Builders — 0.8%
D.R. Horton, Inc.	9,600	937,824
Lennar Corp. Class A	7,200	756,792
NVR, Inc. (a)	70	390,053
PulteGroup, Inc.	7,000	407,960
Toll Brothers, Inc.	1,200	72,036
		2,564,665
Home Furnishing — 0.1%
Whirlpool Corp.	1,600	211,232
Leisure Time — 0.1%
Brunswick Corp.	2,000	164,000
Harley-Davidson, Inc.	3,200	121,504
Polaris, Inc.	1,200	132,756
		418,260
Lodging — 0.8%
Boyd Gaming Corp.	2,200	141,064
Las Vegas Sands Corp. (a)	38,732	2,225,154
		2,366,218
Retail — 1.9%
AutoNation, Inc. (a)	2,300	309,028
Bath & Body Works, Inc.	4,700	171,926
Best Buy Co., Inc.	4,700	367,869
Lowe’s Cos., Inc.	19,000	3,799,430
Macy’s, Inc.	5,200	90,948
Penske Automotive Group, Inc.	1,700	241,077
Walgreens Boots Alliance, Inc.	17,500	605,150

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Williams-Sonoma, Inc.	1,400	$170,324
		5,755,752
		16,716,746
Consumer, Non-cyclical — 25.4%
Agriculture — 2.7%
Altria Group, Inc.	37,300	1,664,326
Archer-Daniels-Midland Co.	14,500	1,155,070
Darling Ingredients, Inc. (a)	3,400	198,560
Philip Morris International, Inc.	54,497	5,299,833
		8,317,789
Beverages — 0.1%
Molson Coors Beverage Co. Class B	4,200	217,056
Biotechnology — 2.3%
Amgen, Inc.	11,300	2,731,775
Bio-Rad Laboratories, Inc. Class A (a)	500	239,510
Biogen, Inc. (a)	2,200	611,666
Gilead Sciences, Inc.	26,700	2,215,299
Moderna, Inc. (a)	8,200	1,259,356
		7,057,606
Commercial Services — 0.7%
Avis Budget Group, Inc. (a)	400	77,920
FleetCor Technologies, Inc. (a)	1,500	316,275
Global Payments, Inc.	2,900	305,196
Robert Half International, Inc.	1,200	96,684
Service Corp. International	4,500	309,510
U-Haul Holding Co. (b)	600	35,790
U-Haul Holding Co.	5,300	274,805
United Rentals, Inc.	1,500	593,640
		2,009,820
Food — 2.1%
Conagra Brands, Inc.	72,231	2,712,996
Ingredion, Inc.	1,400	142,422
Kellogg Co.	6,500	435,240
The Kraft Heinz Co.	26,100	1,009,287
The Kroger Co.	15,100	745,487
Tyson Foods, Inc. Class A	24,164	1,433,409
		6,478,841
Health Care – Products — 1.3%
GE HealthCare Technologies, Inc. (a)	20,832	1,708,849
Hologic, Inc. (a)	4,800	387,360
Zimmer Biomet Holdings, Inc.	13,500	1,744,200
		3,840,409
Health Care – Services — 3.7%
DaVita, Inc. (a)	1,000	81,110
Elevance Health, Inc.	16,228	7,461,797
HCA Healthcare, Inc.	8,800	2,320,384
Laboratory Corp. of America Holdings	2,600	596,492

	Number of Shares	Value
Molina Healthcare, Inc. (a)	600	$160,494
Quest Diagnostics, Inc.	3,500	495,180
Universal Health Services, Inc. Class B	2,000	254,200
		11,369,657
Household Products & Wares — 0.8%
Kimberly-Clark Corp.	17,627	2,365,896
Pharmaceuticals — 11.7%
AbbVie, Inc.	47,721	7,605,296
AmerisourceBergen Corp.	5,400	864,594
Becton Dickinson & Co.	14,177	3,509,374
Bristol-Myers Squibb Co.	45,100	3,125,881
Cardinal Health, Inc.	5,600	422,800
The Cigna Corp.	7,000	1,788,710
CVS Health Corp.	27,000	2,006,370
Henry Schein, Inc. (a)	2,800	228,312
Johnson & Johnson	14,500	2,247,500
McKesson Corp.	4,100	1,459,805
Merck & Co., Inc.	46,500	4,947,135
Pfizer, Inc.	118,700	4,842,960
Sanofi ADR	42,840	2,331,353
		35,380,090
		77,037,164
Energy — 10.2%
Oil & Gas — 9.4%
APA Corp.	7,000	252,420
Chevron Corp.	20,700	3,377,412
ConocoPhillips	26,500	2,629,065
Devon Energy Corp.	14,000	708,540
EOG Resources, Inc.	26,267	3,010,986
Exxon Mobil Corp.	80,600	8,838,596
Marathon Oil Corp.	15,100	361,796
Marathon Petroleum Corp.	3,100	417,973
Occidental Petroleum Corp.	19,300	1,204,899
PDC Energy, Inc.	2,000	128,360
Range Resources Corp.	5,000	132,350
TotalEnergies SE	82,161	4,847,726
TotalEnergies SE Sponsored ADR	22,470	1,326,853
Valero Energy Corp.	8,300	1,158,680
		28,395,656
Oil & Gas Services — 0.0%
NOV, Inc.	2,600	48,126
Pipelines — 0.8%
Kinder Morgan, Inc.	47,700	835,227
ONEOK, Inc.	8,600	546,444

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TC Energy Corp.	25,438	$989,793
		2,371,464
		30,815,246
Financial — 21.3%
Banks — 11.1%
Bank of America Corp.	170,500	4,876,300
The Bank of New York Mellon Corp.	18,000	817,920
BOK Financial Corp.	1,400	118,174
Citigroup, Inc.	21,100	989,379
Commerce Bancshares, Inc.	2,630	153,461
East West Bancorp, Inc.	2,900	160,950
Fifth Third Bancorp	89,814	2,392,645
The Goldman Sachs Group, Inc.	7,200	2,355,192
Huntington Bancshares, Inc.	204,147	2,286,446
JP Morgan Chase & Co.	62,100	8,092,251
Morgan Stanley	35,900	3,152,020
Northern Trust Corp.	4,200	370,146
The PNC Financial Services Group, Inc.	8,600	1,093,060
Prosperity Bancshares, Inc.	2,000	123,040
Regions Financial Corp.	20,100	373,056
State Street Corp.	7,500	567,675
US Bancorp	29,200	1,052,660
Wells Fargo & Co.	124,184	4,641,998
		33,616,373
Diversified Financial Services — 1.7%
American Express Co.	15,800	2,606,210
Ameriprise Financial, Inc.	2,400	735,600
Capital One Financial Corp.	2,500	240,400
Discover Financial Services	5,900	583,156
SEI Investments Co.	2,900	166,895
Synchrony Financial	9,500	276,260
T. Rowe Price Group, Inc.	4,600	519,340
		5,127,861
Insurance — 6.8%
Aflac, Inc.	14,200	916,184
The Allstate Corp.	6,100	675,941
American Financial Group, Inc.	1,800	218,700
American International Group, Inc.	60,269	3,035,147
Arch Capital Group Ltd. (a)	8,200	556,534
Chubb Ltd.	27,651	5,369,271
Cincinnati Financial Corp.	3,300	369,864
Equitable Holdings, Inc.	89,767	2,279,184
Everest Re Group Ltd.	1,000	358,020
Fidelity National Financial, Inc.	5,900	206,087
First American Financial Corp.	2,200	122,452
Globe Life, Inc.	1,900	209,038

	Number of Shares	Value
The Hartford Financial Services Group, Inc.	7,300	$508,737
Loews Corp.	5,400	313,308
Markel Corp. (a)	320	408,771
MetLife, Inc.	18,100	1,048,714
Old Republic International Corp.	6,600	164,802
Principal Financial Group, Inc.	5,500	408,760
Prudential Financial, Inc.	8,000	661,920
Reinsurance Group of America, Inc.	1,400	185,864
RenaissanceRe Holdings Ltd.	1,000	200,340
The Travelers Cos., Inc.	9,600	1,645,536
Unum Group	4,300	170,108
Voya Financial, Inc. (b)	2,700	192,942
W.R. Berkley Corp.	5,600	348,656
		20,574,880
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	6,700	487,827
Jones Lang LaSalle, Inc. (a)	1,300	189,137
		676,964
Real Estate Investment Trusts (REITS) — 1.5%
Equity Residential	38,967	2,338,020
Weyerhaeuser Co.	70,992	2,138,989
		4,477,009
		64,473,087
Industrial — 10.0%
Aerospace & Defense — 1.4%
The Boeing Co. (a)	6,494	1,379,520
L3 Harris Technologies, Inc.	13,978	2,743,043
		4,122,563
Building Materials — 0.6%
Builders FirstSource, Inc. (a)	3,200	284,096
Carrier Global Corp.	15,466	707,569
Fortune Brands Innovations, Inc.	2,800	164,444
Masco Corp.	6,800	338,096
Owens Corning	2,800	268,240
		1,762,445
Electronics — 0.3%
Arrow Electronics, Inc. (a)	2,000	249,740
Jabil, Inc.	3,900	343,824
Sensata Technologies Holding PLC	3,300	165,066
TD SYNNEX Corp.	2,100	203,259
		961,889
Engineering & Construction — 0.0%
TopBuild Corp. (a)	300	62,442
Environmental Controls — 0.1%
Pentair PLC	3,400	187,918

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.8%
Regal Rexnord Corp.	400	$56,292
Snap-on, Inc.	1,400	345,646
Stanley Black & Decker, Inc.	24,200	1,950,036
		2,351,974
Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	5,600	1,281,504
Oshkosh Corp.	1,300	108,134
		1,389,638
Machinery – Diversified — 0.6%
AGCO Corp.	1,600	216,320
Deere & Co.	3,300	1,362,504
Dover Corp.	2,600	395,044
		1,973,868
Miscellaneous - Manufacturing — 2.2%
Carlisle Cos., Inc.	1,100	248,677
General Electric Co.	53,958	5,158,385
Parker-Hannifin Corp.	2,800	941,108
Textron, Inc.	5,900	416,717
		6,764,887
Packaging & Containers — 0.5%
Amcor PLC	40,700	463,166
Berry Global Group, Inc.	2,700	159,030
Crown Holdings, Inc.	3,500	289,485
Graphic Packaging Holding Co.	6,600	168,234
Packaging Corp. of America	2,500	347,075
Sonoco Products Co.	2,000	122,000
		1,548,990
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	900	186,318
Transportation — 2.9%
C.H. Robinson Worldwide, Inc.	2,500	248,425
CSX Corp.	22,400	670,656
Expeditors International of Washington, Inc.	3,300	363,396
FedEx Corp.	5,400	1,233,846
Knight-Swift Transportation Holdings, Inc.	3,300	186,714
Landstar System, Inc.	800	143,408
United Parcel Service, Inc. Class B	31,395	6,090,316
		8,936,761
		30,249,693
Technology — 7.8%
Computers — 1.7%
CACI International, Inc. Class A (a)	400	118,512
Cognizant Technology Solutions Corp. Class A	3,300	201,069

	Number of Shares	Value
Dell Technologies, Inc. Class C	5,000	$201,050
DXC Technology Co. (a)	4,900	125,244
Hewlett Packard Enterprise Co.	33,500	533,655
HP, Inc.	33,400	980,290
International Business Machines Corp.	17,200	2,254,748
Leidos Holdings, Inc.	2,900	266,974
NetApp, Inc.	4,100	261,785
		4,943,327
Semiconductors — 4.6%
Applied Materials, Inc.	17,900	2,198,657
KLA Corp.	2,800	1,117,676
Lam Research Corp.	2,900	1,537,348
Micron Technology, Inc.	23,200	1,399,888
QUALCOMM, Inc.	57,016	7,274,101
Skyworks Solutions, Inc.	3,400	401,132
		13,928,802
Software — 1.5%
Concentrix Corp.	1,100	133,705
Fiserv, Inc. (a)	10,900	1,232,027
Microsoft Corp.	11,225	3,236,168
		4,601,900
		23,474,029
Utilities — 5.7%
Electric — 5.6%
Alliant Energy Corp.	5,100	272,340
CenterPoint Energy, Inc.	6,800	200,328
Dominion Energy, Inc.	42,830	2,394,625
Duke Energy Corp.	15,900	1,533,873
Edison International	7,300	515,307
Evergy, Inc.	4,700	287,264
Eversource Energy	6,600	516,516
Exelon Corp.	25,400	1,064,006
OGE Energy Corp.	4,300	161,938
Pinnacle West Capital Corp.	2,500	198,100
PPL Corp.	15,700	436,303
Public Service Enterprise Group, Inc.	13,700	855,565
Sempra Energy	25,290	3,822,836
The Southern Co.	64,717	4,503,009
Vistra Corp.	9,500	228,000
		16,990,010
Gas — 0.1%
National Fuel Gas Co.	1,500	86,610
UGI Corp.	4,500	156,420
		243,030
		17,233,040

TOTAL COMMON STOCK (Cost $252,919,915)		290,714,400

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 1.2%
Consumer, Cyclical — 1.1%
Auto Manufacturers — 1.1%
Dr Ing hc F Porsche AG (a)	13,458	$1,722,416
Volkswagen AG 6.014%	11,986	1,635,542
		3,357,958
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Becton Dickinson & Co. Convertible 6.000% (b)	8,676	431,371

TOTAL PREFERRED STOCK (Cost $4,072,521)		3,789,329

TOTAL EQUITIES (Cost $256,992,436)		294,503,729

MUTUAL FUNDS — 1.3%
Diversified Financial Services — 1.3%
iShares Russell 1000 Value ETF	25,100	3,821,726

TOTAL MUTUAL FUNDS (Cost $3,806,722)		3,821,726

TOTAL LONG-TERM INVESTMENTS (Cost $260,799,158)		298,325,455

SHORT-TERM INVESTMENTS — 0.9%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	107	107

	Principal Amount	Value
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (c)	$2,625,208	$2,625,208

TOTAL SHORT-TERM INVESTMENTS (Cost $2,625,315)		2,625,315

TOTAL INVESTMENTS — 99.4% (Cost $263,424,473) (d)		300,950,770

Other Assets/(Liabilities) — 0.6%		1,864,377

NET ASSETS — 100.0%		$302,815,147

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $242,687 or 0.08% of net assets. The Fund received $248,120 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Maturity value of $2,625,523. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $2,677,828.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Fundamental Value Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%
COMMON STOCK — 98.0%
Basic Materials — 5.1%
Chemicals — 5.1%
Air Products & Chemicals, Inc.	22,413	$6,437,238
Axalta Coating Systems Ltd. (a)	126,428	3,829,504
DuPont de Nemours, Inc.	103,057	7,396,401
Element Solutions, Inc.	85,834	1,657,455
International Flavors & Fragrances, Inc.	24,597	2,261,940
Olin Corp.	25,157	1,396,213
		22,978,751
Communications — 5.7%
Internet — 2.4%
Alphabet, Inc. Class A (a)	72,539	7,524,470
Alphabet, Inc. Class C (a)	10,726	1,115,504
Booking Holdings, Inc. (a)	794	2,106,014
		10,745,988
Media — 1.0%
Comcast Corp. Class A	119,354	4,524,710
Telecommunications — 2.3%
Cisco Systems, Inc.	112,259	5,868,339
T-Mobile US, Inc. (a)	30,272	4,384,597
		10,252,936
		25,523,634
Consumer, Cyclical — 5.9%
Auto Parts & Equipment — 0.4%
Aptiv PLC (a)	17,680	1,983,519
Distribution & Wholesale — 0.5%
LKQ Corp.	37,702	2,139,966
Entertainment — 0.6%
Marriott Vacations Worldwide Corp.	7,255	978,409
SeaWorld Entertainment, Inc. (a)	28,955	1,775,231
		2,753,640
Food Services — 0.4%
Aramark	53,665	1,921,207
Home Furnishing — 0.5%
Sony Group Corp. Sponsored ADR	22,460	2,035,999
Lodging — 0.9%
Las Vegas Sands Corp. (a)	47,640	2,736,918
MGM Resorts International	32,394	1,438,941
		4,175,859
Retail — 2.6%
AutoZone, Inc. (a)	2,186	5,373,516
Dollar General Corp.	8,239	1,733,980

	Number of Shares	Value
Lithia Motors, Inc.	3,098	$709,225
Walmart, Inc.	25,708	3,790,645
		11,607,366
		26,617,556
Consumer, Non-cyclical — 27.2%
Agriculture — 1.7%
Philip Morris International, Inc.	77,761	7,562,257
Beverages — 2.8%
Coca-Cola Europacific Partners PLC	105,201	6,226,847
Keurig Dr Pepper, Inc.	129,748	4,577,510
Molson Coors Beverage Co. Class B	34,931	1,805,234
		12,609,591
Biotechnology — 0.6%
Amgen, Inc.	7,299	1,764,533
Corteva, Inc.	19,079	1,150,655
		2,915,188
Commercial Services — 1.5%
FleetCor Technologies, Inc. (a)	10,618	2,238,805
Global Payments, Inc.	7,982	840,026
United Rentals, Inc.	9,062	3,586,377
		6,665,208
Cosmetics & Personal Care — 0.5%
The Procter & Gamble Co.	14,711	2,187,378
Food — 0.9%
The Kroger Co.	34,864	1,721,236
US Foods Holding Corp. (a)	64,149	2,369,664
		4,090,900
Health Care – Products — 2.6%
Avantor, Inc. (a)	154,645	3,269,195
Envista Holdings Corp. (a)	34,571	1,413,263
Hologic, Inc. (a)	20,148	1,625,944
LivaNova PLC (a)	19,283	840,353
Medtronic PLC	57,807	4,660,400
		11,809,155
Health Care – Services — 4.3%
Centene Corp. (a)	34,479	2,179,418
Elevance Health, Inc.	3,873	1,780,844
Humana, Inc.	6,441	3,126,848
ICON PLC (a)	10,917	2,331,762
UnitedHealth Group, Inc.	21,526	10,172,972
		19,591,844
Pharmaceuticals — 12.3%
AbbVie, Inc.	9,836	1,567,563
AmerisourceBergen Corp.	16,953	2,714,345
Becton Dickinson & Co.	7,055	1,746,395
Bristol-Myers Squibb Co.	100,474	6,963,853

The accompanying notes are an integral part of the financial statements.

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Cigna Corp.	30,044	$7,677,143
CVS Health Corp.	109,467	8,134,493
Johnson & Johnson	53,604	8,308,620
McKesson Corp.	3,739	1,331,271
Merck & Co., Inc.	68,830	7,322,823
Perrigo Co. PLC	92,925	3,333,220
Sanofi ADR	119,409	6,498,238
		55,597,964
		123,029,485
Energy — 10.2%
Coal — 0.2%
Peabody Energy Corp. (a)	43,397	1,110,963
Oil & Gas — 7.6%
BP PLC Sponsored ADR	58,283	2,211,257
Canadian Natural Resources Ltd. (b)	54,083	2,993,494
Cenovus Energy, Inc. (b)	158,000	2,758,680
ConocoPhillips	22,260	2,208,415
Devon Energy Corp.	13,822	699,532
Hess Corp.	47,348	6,266,034
Marathon Petroleum Corp.	36,025	4,857,251
Phillips 66	57,619	5,841,414
Pioneer Natural Resources Co.	23,051	4,707,936
Valero Energy Corp.	11,794	1,646,442
		34,190,455
Oil & Gas Services — 1.7%
Halliburton Co.	132,142	4,180,973
Schlumberger NV	68,499	3,363,301
		7,544,274
Pipelines — 0.7%
Enbridge, Inc.	85,373	3,256,980
		46,102,672
Financial — 18.3%
Banks — 8.6%
Bank of America Corp.	87,725	2,508,935
East West Bancorp, Inc.	30,941	1,717,225
The Goldman Sachs Group, Inc.	8,688	2,841,931
JP Morgan Chase & Co.	88,754	11,565,534
M&T Bank Corp.	22,179	2,651,943
Northern Trust Corp.	47,822	4,214,553
Truist Financial Corp.	19,267	657,005
US Bancorp	99,640	3,592,022
Wells Fargo & Co.	238,976	8,932,923
		38,682,071
Diversified Financial Services — 1.1%
AerCap Holdings NV (a)	20,895	1,174,926
American Express Co.	7,207	1,188,795
Discover Financial Services	11,554	1,141,997

	Number of Shares	Value
Intercontinental Exchange, Inc.	13,150	$1,371,413
		4,877,131
Insurance — 6.9%
The Allstate Corp.	52,063	5,769,101
American International Group, Inc.	32,537	1,638,563
Aon PLC Class A	4,085	1,287,960
Arthur J Gallagher & Co.	9,524	1,822,037
Axis Capital Holdings Ltd.	23,991	1,307,989
Berkshire Hathaway, Inc. Class B (a)	32,293	9,971,110
Chubb Ltd.	34,852	6,767,561
Everest Re Group Ltd.	1,608	575,696
Willis Towers Watson PLC	8,954	2,080,731
		31,220,748
Private Equity — 0.2%
Ares Management Corp. Class A	10,910	910,330
Real Estate — 0.4%
The Howard Hughes Corp. (a)	21,908	1,752,640
Real Estate Investment Trusts (REITS) — 1.1%
Corporate Office Properties Trust	96,946	2,298,590
VICI Properties, Inc.	89,503	2,919,588
		5,218,178
		82,661,098
Industrial — 11.9%
Aerospace & Defense — 3.1%
General Dynamics Corp.	24,342	5,555,088
Howmet Aerospace, Inc.	61,837	2,620,034
Raytheon Technologies Corp.	58,310	5,710,298
		13,885,420
Building Materials — 1.9%
CRH PLC Sponsored ADR (b)	79,260	4,031,956
Masco Corp.	26,034	1,294,411
MDU Resources Group, Inc.	63,507	1,935,693
Mohawk Industries, Inc. (a)	11,643	1,166,861
		8,428,921
Electronics — 0.7%
Allegion PLC	11,658	1,244,258
Fortive Corp.	29,758	2,028,603
		3,272,861
Engineering & Construction — 0.5%
AECOM	25,721	2,168,795
Hand & Machine Tools — 1.0%
Stanley Black & Decker, Inc.	58,901	4,746,243
Machinery – Construction & Mining — 1.4%
BWX Technologies, Inc.	34,573	2,179,482
Caterpillar, Inc.	8,774	2,007,842

The accompanying notes are an integral part of the financial statements.

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vertiv Holdings Co.	165,209	$2,364,141
		6,551,465
Machinery – Diversified — 2.3%
Deere & Co.	15,581	6,433,083
Dover Corp.	7,773	1,181,030
Otis Worldwide Corp.	16,516	1,393,950
Westinghouse Air Brake Technologies Corp.	14,798	1,495,486
		10,503,549
Miscellaneous - Manufacturing — 0.5%
Eaton Corp. PLC	12,794	2,192,124
Transportation — 0.5%
J.B. Hunt Transport Services, Inc.	12,398	2,175,353
		53,924,731
Technology — 10.0%
Computers — 1.4%
CACI International, Inc. Class A (a)	6,479	1,919,598
Cognizant Technology Solutions Corp. Class A	42,726	2,603,295
Leidos Holdings, Inc.	18,530	1,705,872
		6,228,765
Semiconductors — 4.7%
Advanced Micro Devices, Inc. (a)	21,312	2,088,789
Applied Materials, Inc.	23,306	2,862,676
Broadcom, Inc.	3,957	2,538,574
Lam Research Corp.	2,590	1,373,011
Microchip Technology, Inc.	50,150	4,201,567
Micron Technology, Inc.	36,291	2,189,799
NXP Semiconductor NV	4,778	890,977
QUALCOMM, Inc.	40,479	5,164,311
		21,309,704
Software — 3.9%
Activision Blizzard, Inc.	55,509	4,751,015
Electronic Arts, Inc.	15,692	1,890,101
Fidelity National Information Services, Inc.	57,823	3,141,524
Oracle Corp.	66,077	6,139,875
SS&C Technologies Holdings, Inc	30,904	1,745,149
		17,667,664
		45,206,133
Utilities — 3.7%
Electric — 3.7%
CenterPoint Energy, Inc.	136,901	4,033,103

	Number of Shares	Value
Entergy Corp.	37,929	$4,086,471
Exelon Corp.	38,898	1,629,437
FirstEnergy Corp.	58,012	2,323,961
Pinnacle West Capital Corp.	58,362	4,624,605
		16,697,577

TOTAL COMMON STOCK (Cost $379,757,613)		442,741,637

TOTAL EQUITIES (Cost $379,757,613)		442,741,637

MUTUAL FUNDS — 0.7%
Diversified Financial Services — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	3,025,123	3,025,123

TOTAL MUTUAL FUNDS (Cost $3,025,123)		3,025,123

TOTAL LONG-TERM INVESTMENTS (Cost $382,782,736)		445,766,760

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (d)	$7,332,032	7,332,032

TOTAL SHORT-TERM INVESTMENTS (Cost $7,332,032)		7,332,032

TOTAL INVESTMENTS — 100.3% (Cost $390,114,768) (e)		453,098,792

Other Assets/(Liabilities) — (0.3)%		(1,268,162)

NET ASSETS — 100.0%		$451,830,630

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $7,337,122 or 1.62% of net assets. The Fund received $4,490,084 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $7,332,912. Collateralized by U.S. Government Agency obligations with rates ranging from 3.875% - 4.815%, maturity dates ranging from 10/31/24 - 3/31/25, and an aggregate market value, including accrued interest, of $7,478,853.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%
COMMON STOCK — 99.4%
Basic Materials — 2.1%
Chemicals — 1.6%
Air Products & Chemicals, Inc.	15,700	$4,509,197
Albemarle Corp.	8,258	1,825,348
Celanese Corp.	7,059	768,655
CF Industries Holdings, Inc.	13,756	997,172
Dow, Inc.	49,657	2,722,197
DuPont de Nemours, Inc.	32,258	2,315,157
Eastman Chemical Co.	8,302	700,191
Ecolab, Inc.	17,474	2,892,471
FMC Corp.	8,907	1,087,812
International Flavors & Fragrances, Inc.	17,947	1,650,406
Linde PLC	34,795	12,367,535
LyondellBasell Industries NV Class A	17,826	1,673,683
The Mosaic Co.	24,397	1,119,334
PPG Industries, Inc.	16,713	2,232,523
The Sherwin-Williams Co.	16,648	3,741,971
		40,603,652
Forest Products & Paper — 0.0%
International Paper Co.	24,922	898,687
Iron & Steel — 0.2%
Nucor Corp.	17,836	2,755,127
Steel Dynamics, Inc.	11,738	1,327,098
		4,082,225
Mining — 0.3%
Freeport-McMoRan, Inc.	100,701	4,119,678
Newmont Corp.	56,313	2,760,463
		6,880,141
		52,464,705
Communications — 12.1%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	27,111	1,009,614
Omnicom Group, Inc.	14,227	1,342,175
		2,351,789
Internet — 8.5%
Alphabet, Inc. Class A (a)	420,693	43,638,485
Alphabet, Inc. Class C (a)	366,502	38,116,208
Amazon.com, Inc. (a)	629,386	65,009,280
Booking Holdings, Inc. (a)	2,737	7,259,646
CDW Corp.	9,518	1,854,963
eBay, Inc.	38,391	1,703,409
Etsy, Inc. (a)	8,940	995,290
Expedia Group, Inc. (a)	10,450	1,013,963
F5, Inc. (a)	4,251	619,328

	Number of Shares	Value
Gen Digital, Inc.	39,889	$684,495
Match Group, Inc. (a)	19,706	756,513
Meta Platforms, Inc. Class A (a)	157,154	33,307,219
Netflix, Inc. (a)	31,435	10,860,164
VeriSign, Inc. (a)	6,470	1,367,305
		207,186,268
Media — 1.4%
Charter Communications, Inc. Class A (a)	7,416	2,652,036
Comcast Corp. Class A	296,901	11,255,517
DISH Network Corp. Class A (a)	17,859	166,624
FactSet Research Systems, Inc.	2,737	1,136,101
Fox Corp. Class A	20,640	702,792
Fox Corp. Class B	10,256	321,115
News Corp. Class A	27,151	468,898
News Corp. Class B	8,697	151,589
Paramount Global Class B	35,813	798,988
The Walt Disney Co. (a)	128,912	12,907,959
Warner Bros Discovery, Inc. (a)	156,220	2,358,922
		32,920,541
Telecommunications — 2.1%
Arista Networks, Inc. (a)	17,508	2,938,893
AT&T, Inc.	503,525	9,692,856
Cisco Systems, Inc.	289,983	15,158,861
Corning, Inc.	53,622	1,891,784
Juniper Networks, Inc.	23,191	798,234
Motorola Solutions, Inc.	11,843	3,388,638
T-Mobile US, Inc. (a)	41,827	6,058,223
Verizon Communications, Inc.	296,611	11,535,202
		51,462,691
		293,921,289
Consumer, Cyclical — 9.4%
Airlines — 0.2%
Alaska Air Group, Inc. (a)	9,408	394,760
American Airlines Group, Inc. (a)	45,152	665,992
Delta Air Lines, Inc. (a)	45,676	1,595,006
Southwest Airlines Co.	41,603	1,353,761
United Airlines Holdings, Inc. (a)	22,731	1,005,847
		5,015,366
Apparel — 0.5%
NIKE, Inc. Class B	87,834	10,771,962
Ralph Lauren Corp.	2,898	338,109
Tapestry, Inc.	16,343	704,547
VF Corp.	23,513	538,683
		12,353,301
Auto Manufacturers — 2.1%
Cummins, Inc.	10,048	2,400,266

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ford Motor Co.	276,811	$3,487,819
General Motors Co.	98,365	3,608,028
PACCAR, Inc.	36,819	2,695,151
Tesla, Inc. (a)	189,889	39,394,372
		51,585,636
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	19,079	2,140,473
BorgWarner, Inc.	16,553	812,918
		2,953,391
Distribution & Wholesale — 0.4%
Copart, Inc. (a)	30,043	2,259,534
Fastenal Co.	40,063	2,160,998
LKQ Corp.	18,018	1,022,702
Pool Corp.	2,796	957,462
W.W. Grainger, Inc.	3,188	2,195,927
		8,596,623
Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	15,120	738,007
Live Nation Entertainment, Inc. (a)	9,879	691,530
		1,429,537
Home Builders — 0.3%
D.R. Horton, Inc.	22,021	2,151,232
Lennar Corp. Class A	17,813	1,872,324
NVR, Inc. (a)	215	1,198,021
PulteGroup, Inc.	15,716	915,928
		6,137,505
Home Furnishing — 0.0%
Whirlpool Corp.	3,945	520,819
Housewares — 0.0%
Newell Brands, Inc.	27,141	337,634
Leisure Time — 0.1%
Carnival Corp. (a) (b)	69,980	710,297
Norwegian Cruise Line Holdings Ltd. (a)	30,620	411,839
Royal Caribbean Cruises Ltd. (a)	15,669	1,023,186
		2,145,322
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	18,888	2,660,752
Las Vegas Sands Corp. (a)	23,037	1,323,476
Marriott International, Inc. Class A	18,985	3,152,269
MGM Resorts International	22,521	1,000,383
Wynn Resorts Ltd. (a)	7,403	828,470
		8,965,350
Retail — 5.2%
Advance Auto Parts, Inc.	4,174	507,600
AutoZone, Inc. (a)	1,322	3,249,674
Bath & Body Works, Inc.	16,380	599,180

	Number of Shares	Value
Best Buy Co., Inc.	13,800	$1,080,126
CarMax, Inc. (a)	11,265	724,114
Chipotle Mexican Grill, Inc. (a)	1,956	3,341,415
Costco Wholesale Corp.	31,326	15,564,950
Darden Restaurants, Inc.	8,570	1,329,721
Dollar General Corp.	15,779	3,320,848
Dollar Tree, Inc. (a)	14,632	2,100,424
Domino’s Pizza, Inc.	2,545	839,519
Genuine Parts Co.	10,025	1,677,283
The Home Depot, Inc.	71,938	21,230,342
Lowe’s Cos., Inc.	42,646	8,527,921
McDonald’s Corp.	51,683	14,451,084
O’Reilly Automotive, Inc. (a)	4,393	3,729,569
Ross Stores, Inc.	24,222	2,570,681
Starbucks Corp.	81,045	8,439,216
Target Corp.	32,454	5,375,356
The TJX Cos., Inc.	81,747	6,405,695
Tractor Supply Co.	7,850	1,845,064
Ulta Beauty, Inc. (a)	3,621	1,975,871
Walgreens Boots Alliance, Inc.	50,536	1,747,535
Walmart, Inc.	99,087	14,610,378
Yum! Brands, Inc.	19,734	2,606,467
		127,850,033
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	9,474	508,659
		228,399,176
Consumer, Non-cyclical — 21.3%
Agriculture — 0.8%
Altria Group, Inc.	126,378	5,638,986
Archer-Daniels-Midland Co.	38,595	3,074,478
Bunge Ltd.	10,700	1,022,064
Philip Morris International, Inc.	109,404	10,639,539
		20,375,067
Beverages — 1.8%
Brown-Forman Corp. Class B	12,822	824,070
The Coca-Cola Co.	274,994	17,057,878
Constellation Brands, Inc. Class A	11,406	2,576,501
Keurig Dr Pepper, Inc.	59,542	2,100,642
Molson Coors Beverage Co. Class B	13,232	683,830
Monster Beverage Corp. (a)	53,898	2,911,031
PepsiCo, Inc.	97,290	17,735,967
		43,889,919
Biotechnology — 1.7%
Amgen, Inc.	37,682	9,109,623
Bio-Rad Laboratories, Inc. Class A (a)	1,513	724,757
Biogen, Inc. (a)	10,187	2,832,292
Corteva, Inc.	50,572	3,049,997
Gilead Sciences, Inc.	88,000	7,301,360

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Illumina, Inc. (a)	11,071	$2,574,561
Incyte Corp. (a)	12,888	931,416
Moderna, Inc. (a)	23,410	3,595,308
Regeneron Pharmaceuticals, Inc. (a)	7,586	6,233,189
Vertex Pharmaceuticals, Inc. (a)	18,207	5,736,479
		42,088,982
Commercial Services — 1.8%
Automatic Data Processing, Inc.	29,238	6,509,256
Cintas Corp.	6,111	2,827,437
CoStar Group, Inc. (a)	28,770	1,980,814
Equifax, Inc.	8,704	1,765,519
FleetCor Technologies, Inc. (a)	5,260	1,109,071
Gartner, Inc. (a)	5,619	1,830,502
Global Payments, Inc.	18,716	1,969,672
MarketAxess Holdings, Inc.	2,684	1,050,222
Moody’s Corp.	11,145	3,410,593
PayPal Holdings, Inc. (a)	79,811	6,060,847
Quanta Services, Inc.	10,053	1,675,232
Robert Half International, Inc.	7,689	619,503
Rollins, Inc.	16,022	601,306
S&P Global, Inc.	23,202	7,999,354
United Rentals, Inc.	4,877	1,930,122
Verisk Analytics, Inc.	10,979	2,106,431
		43,445,881
Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	59,018	4,435,203
The Estee Lauder Cos., Inc. Class A	16,404	4,042,930
The Procter & Gamble Co.	166,695	24,785,879
		33,264,012
Food — 1.2%
Campbell Soup Co.	14,375	790,337
Conagra Brands, Inc.	33,361	1,253,039
General Mills, Inc.	41,621	3,556,931
The Hershey Co.	10,363	2,636,451
Hormel Foods Corp.	20,243	807,291
The J.M. Smucker Co.	7,490	1,178,701
Kellogg Co.	17,903	1,198,785
The Kraft Heinz Co.	56,137	2,170,818
The Kroger Co.	46,018	2,271,909
Lamb Weston Holdings, Inc.	10,162	1,062,132
McCormick & Co., Inc.	17,786	1,479,973
Mondelez International, Inc. Class A	96,253	6,710,759
Sysco Corp.	35,661	2,754,099
Tyson Foods, Inc. Class A	19,966	1,184,383
		29,055,608
Health Care – Products — 3.8%
Abbott Laboratories	123,080	12,463,081
Align Technology, Inc. (a)	5,163	1,725,165

	Number of Shares	Value
Baxter International, Inc.	36,028	$1,461,296
Bio-Techne Corp.	11,312	839,237
Boston Scientific Corp. (a)	100,814	5,043,724
The Cooper Cos., Inc.	3,439	1,283,985
Danaher Corp.	46,260	11,659,370
Dentsply Sirona, Inc.	15,552	610,883
Edwards Lifesciences Corp. (a)	43,742	3,618,776
GE HealthCare Technologies, Inc. (a)	25,561	2,096,769
Hologic, Inc. (a)	17,596	1,419,997
IDEXX Laboratories, Inc. (a)	5,826	2,913,466
Insulet Corp. (a)	4,879	1,556,206
Intuitive Surgical, Inc. (a)	24,710	6,312,664
Medtronic PLC	93,864	7,567,316
PerkinElmer, Inc.	8,808	1,173,754
ResMed, Inc.	10,325	2,261,072
Steris PLC	7,091	1,356,366
Stryker Corp.	23,778	6,787,906
Teleflex, Inc.	3,353	849,348
Thermo Fisher Scientific, Inc.	27,682	15,955,074
Waters Corp. (a)	4,159	1,287,751
West Pharmaceutical Services, Inc.	5,220	1,808,573
Zimmer Biomet Holdings, Inc.	14,880	1,922,496
		93,974,275
Health Care – Services — 2.4%
Catalent, Inc. (a)	12,810	841,745
Centene Corp. (a)	38,676	2,444,710
Charles River Laboratories International, Inc. (a)	3,677	742,092
DaVita, Inc. (a)	3,739	303,270
Elevance Health, Inc.	16,832	7,739,522
HCA Healthcare, Inc.	15,017	3,959,683
Humana, Inc.	8,844	4,293,408
IQVIA Holdings, Inc. (a)	13,086	2,602,675
Laboratory Corp. of America Holdings	6,209	1,424,469
Molina Healthcare, Inc. (a)	4,179	1,117,841
Quest Diagnostics, Inc.	7,865	1,112,740
UnitedHealth Group, Inc.	65,983	31,182,906
Universal Health Services, Inc. Class B	4,480	569,408
		58,334,469
Household Products & Wares — 0.3%
Avery Dennison Corp.	5,681	1,016,501
Church & Dwight Co., Inc.	17,089	1,510,839
The Clorox Co.	8,705	1,377,479
Kimberly-Clark Corp.	23,941	3,213,361
		7,118,180
Pharmaceuticals — 6.1%
AbbVie, Inc.	124,850	19,897,345

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
AmerisourceBergen Corp.	11,369	$1,820,291
Becton Dickinson & Co.	20,073	4,968,870
Bristol-Myers Squibb Co.	150,073	10,401,560
Cardinal Health, Inc.	18,230	1,376,365
The Cigna Corp.	21,123	5,397,560
CVS Health Corp.	90,641	6,735,533
DexCom, Inc. (a)	27,345	3,176,942
Eli Lilly & Co.	55,679	19,121,282
Henry Schein, Inc. (a)	9,685	789,715
Johnson & Johnson	184,719	28,631,445
McKesson Corp.	9,668	3,442,291
Merck & Co., Inc.	179,030	19,047,002
Organon & Co.	18,329	431,098
Pfizer, Inc.	396,268	16,167,734
Viatris, Inc.	84,939	817,113
Zoetis, Inc.	32,994	5,491,521
		147,713,667
		519,260,060
Energy — 4.8%
Energy – Alternate Sources — 0.2%
Enphase Energy, Inc. (a)	9,666	2,032,566
First Solar, Inc. (a)	6,999	1,522,283
SolarEdge Technologies, Inc. (a)	3,940	1,197,563
		4,752,412
Oil & Gas — 3.9%
APA Corp.	23,042	830,894
Chevron Corp.	125,569	20,487,838
ConocoPhillips	86,474	8,579,085
Coterra Energy, Inc.	55,598	1,364,375
Devon Energy Corp.	46,044	2,330,287
Diamondback Energy, Inc.	12,886	1,741,801
EOG Resources, Inc.	41,436	4,749,809
EQT Corp.	26,082	832,277
Exxon Mobil Corp.	290,757	31,884,413
Hess Corp.	19,573	2,590,291
Marathon Oil Corp.	44,380	1,063,345
Marathon Petroleum Corp.	32,091	4,326,829
Occidental Petroleum Corp.	51,409	3,209,464
Phillips 66	32,933	3,338,747
Pioneer Natural Resources Co.	16,768	3,424,696
Valero Energy Corp.	27,288	3,809,405
		94,563,556
Oil & Gas Services — 0.4%
Baker Hughes Co.	71,020	2,049,637
Halliburton Co.	63,510	2,009,456
Schlumberger NV	100,454	4,932,292
		8,991,385

	Number of Shares	Value
Pipelines — 0.3%
Kinder Morgan, Inc.	139,328	$2,439,633
ONEOK, Inc.	31,714	2,015,108
Targa Resources Corp.	15,955	1,163,917
The Williams Cos., Inc.	86,091	2,570,677
		8,189,335
		116,496,688
Financial — 14.0%
Banks — 4.0%
Bank of America Corp.	492,468	14,084,585
The Bank of New York Mellon Corp.	51,758	2,351,884
Citigroup, Inc.	136,634	6,406,768
Citizens Financial Group, Inc.	34,914	1,060,338
Comerica, Inc.	9,176	398,422
Fifth Third Bancorp	48,688	1,297,048
First Republic Bank (b)	13,173	184,290
The Goldman Sachs Group, Inc.	23,891	7,814,985
Huntington Bancshares, Inc.	102,209	1,144,741
JP Morgan Chase & Co.	207,110	26,988,504
KeyCorp.	66,841	836,849
M&T Bank Corp.	12,042	1,439,862
Morgan Stanley	92,196	8,094,809
Northern Trust Corp.	14,803	1,304,588
The PNC Financial Services Group, Inc.	28,311	3,598,328
Regions Financial Corp.	65,319	1,212,321
State Street Corp.	24,798	1,876,961
Truist Financial Corp.	93,745	3,196,704
US Bancorp	98,459	3,549,447
Wells Fargo & Co.	268,808	10,048,043
Zions Bancorp NA	10,489	313,936
		97,203,413
Diversified Financial Services — 3.7%
American Express Co.	42,016	6,930,539
Ameriprise Financial, Inc.	7,448	2,282,812
BlackRock, Inc.	10,569	7,071,929
Capital One Financial Corp.	26,815	2,578,530
Cboe Global Markets, Inc.	7,480	1,004,115
The Charles Schwab Corp.	107,677	5,640,121
CME Group, Inc.	25,360	4,856,947
Discover Financial Services	18,987	1,876,675
Franklin Resources, Inc.	19,879	535,540
Intercontinental Exchange, Inc.	39,498	4,119,246
Invesco Ltd.	32,219	528,392
Mastercard, Inc. Class A	59,571	21,648,697
Nasdaq, Inc.	23,763	1,299,123
Raymond James Financial, Inc.	13,839	1,290,764
Synchrony Financial	30,969	900,579

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
T. Rowe Price Group, Inc.	15,734	$1,776,369
Visa, Inc. Class A	114,760	25,873,790
		90,214,168
Insurance — 3.7%
Aflac, Inc.	39,388	2,541,314
The Allstate Corp.	18,541	2,054,528
American International Group, Inc.	52,314	2,634,533
Aon PLC Class A	14,530	4,581,164
Arch Capital Group Ltd. (a)	26,217	1,779,348
Arthur J Gallagher & Co.	14,983	2,866,398
Assurant, Inc.	3,704	444,739
Berkshire Hathaway, Inc. Class B (a)	127,253	39,291,909
Brown & Brown, Inc.	16,835	966,666
Chubb Ltd.	29,293	5,688,115
Cincinnati Financial Corp.	11,038	1,237,139
Everest Re Group Ltd.	2,784	996,728
Globe Life, Inc.	6,317	694,996
The Hartford Financial Services Group, Inc.	22,417	1,562,241
Lincoln National Corp.	11,351	255,057
Loews Corp.	13,650	791,973
Marsh & McLennan Cos., Inc.	34,900	5,812,595
MetLife, Inc.	46,417	2,689,401
Principal Financial Group, Inc.	15,966	1,186,593
The Progressive Corp.	41,294	5,907,520
Prudential Financial, Inc.	25,780	2,133,037
The Travelers Cos., Inc.	16,300	2,793,983
W.R. Berkley Corp.	14,440	899,034
Willis Towers Watson PLC	7,599	1,765,855
		91,574,866
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	22,386	1,629,925
Real Estate Investment Trusts (REITS) — 2.5%
Alexandria Real Estate Equities, Inc.	11,115	1,395,933
American Tower Corp.	32,866	6,715,838
AvalonBay Communities, Inc.	9,815	1,649,509
Boston Properties, Inc.	10,064	544,664
Camden Property Trust	7,705	807,792
Crown Castle, Inc.	30,691	4,107,683
Digital Realty Trust, Inc.	20,267	1,992,449
Equinix, Inc.	6,524	4,704,065
Equity Residential	24,316	1,458,960
Essex Property Trust, Inc.	4,499	940,921
Extra Space Storage, Inc.	9,421	1,534,964
Federal Realty Investment Trust	4,995	493,656
Healthpeak Properties, Inc.	37,979	834,399
Host Hotels & Resorts, Inc.	50,073	825,704
Invitation Homes, Inc.	40,695	1,270,905

	Number of Shares	Value
Iron Mountain, Inc.	20,508	$1,085,078
Kimco Realty Corp.	44,233	863,870
Mid-America Apartment Communities, Inc.	8,076	1,219,799
Prologis, Inc.	65,114	8,124,274
Public Storage	11,194	3,382,155
Realty Income Corp.	44,368	2,809,382
Regency Centers Corp.	11,008	673,469
SBA Communications Corp.	7,626	1,990,920
Simon Property Group, Inc.	23,049	2,580,797
UDR, Inc.	22,066	906,030
Ventas, Inc.	28,290	1,226,371
VICI Properties, Inc.	71,085	2,318,793
Welltower, Inc.	33,392	2,393,872
Weyerhaeuser Co.	51,827	1,561,547
		60,413,799
		341,036,171
Industrial — 7.9%
Aerospace & Defense — 1.7%
The Boeing Co. (a)	39,678	8,428,798
General Dynamics Corp.	15,859	3,619,182
Howmet Aerospace, Inc.	26,013	1,102,171
L3 Harris Technologies, Inc.	13,452	2,639,821
Lockheed Martin Corp.	16,047	7,585,898
Northrop Grumman Corp.	10,157	4,689,690
Raytheon Technologies Corp.	103,351	10,121,163
TransDigm Group, Inc.	3,658	2,696,129
		40,882,852
Building Materials — 0.5%
Carrier Global Corp.	59,271	2,711,648
Johnson Controls International PLC	48,470	2,918,863
Martin Marietta Materials, Inc.	4,409	1,565,460
Masco Corp.	16,041	797,559
Mohawk Industries, Inc. (a)	3,820	382,840
Trane Technologies PLC	16,146	2,970,541
Vulcan Materials Co.	9,328	1,600,312
		12,947,223
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	16,297	2,368,443
Emerson Electric Co.	40,390	3,519,585
Generac Holdings, Inc. (a)	4,457	481,400
		6,369,428
Electronics — 1.1%
Agilent Technologies, Inc.	20,862	2,886,049
Allegion PLC	6,240	665,995
Amphenol Corp. Class A	41,921	3,425,784
Fortive Corp.	25,036	1,706,704
Garmin Ltd.	10,981	1,108,203

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Honeywell International, Inc.	47,175	$9,016,086
Keysight Technologies, Inc. (a)	12,588	2,032,710
Mettler-Toledo International, Inc. (a)	1,553	2,376,416
TE Connectivity Ltd.	22,299	2,924,514
Trimble, Inc. (a)	17,158	899,423
		27,041,884
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	8,961	1,053,007
Environmental Controls — 0.3%
Pentair PLC	11,537	637,650
Republic Services, Inc.	14,617	1,976,511
Waste Management, Inc.	26,174	4,270,811
		6,884,972
Hand & Machine Tools — 0.1%
Snap-on, Inc.	3,698	912,999
Stanley Black & Decker, Inc.	10,468	843,512
		1,756,511
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	36,741	8,407,810
Machinery – Diversified — 0.8%
Deere & Co.	19,092	7,882,705
Dover Corp.	9,752	1,481,719
IDEX Corp.	5,293	1,222,842
Ingersoll Rand, Inc.	28,425	1,653,767
Nordson Corp.	3,842	853,923
Otis Worldwide Corp.	29,291	2,472,160
Rockwell Automation, Inc.	8,152	2,392,204
Westinghouse Air Brake Technologies Corp.	12,673	1,280,733
Xylem, Inc.	12,785	1,338,590
		20,578,643
Miscellaneous - Manufacturing — 1.1%
3M Co.	38,888	4,087,518
A.O. Smith Corp.	9,116	630,371
Eaton Corp. PLC	28,037	4,803,860
General Electric Co.	76,887	7,350,397
Illinois Tool Works, Inc.	19,622	4,776,976
Parker-Hannifin Corp.	9,047	3,040,787
Teledyne Technologies, Inc. (a)	3,318	1,484,340
Textron, Inc.	14,863	1,049,774
		27,224,023
Packaging & Containers — 0.2%
Amcor PLC	104,370	1,187,730
Ball Corp.	22,044	1,214,845
Packaging Corp. of America	6,617	918,638
Sealed Air Corp.	10,235	469,889

	Number of Shares	Value
WestRock Co.	18,379	$560,008
		4,351,110
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	2,838	587,523
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	8,247	819,504
CSX Corp.	148,552	4,447,647
Expeditors International of Washington, Inc.	11,190	1,232,243
FedEx Corp.	16,441	3,756,604
J.B. Hunt Transport Services, Inc.	5,884	1,032,407
Norfolk Southern Corp.	16,052	3,403,024
Old Dominion Freight Line, Inc.	6,399	2,181,035
Union Pacific Corp.	43,198	8,694,029
United Parcel Service, Inc. Class B	51,546	9,999,409
		35,565,902
		193,650,888
Technology — 25.0%
Computers — 8.5%
Accenture PLC Class A	44,462	12,707,684
Apple, Inc.	1,050,255	173,187,049
Cognizant Technology Solutions Corp. Class A	36,102	2,199,695
DXC Technology Co. (a)	16,034	409,829
EPAM Systems, Inc. (a)	4,034	1,206,166
Fortinet, Inc. (a)	45,882	3,049,318
Hewlett Packard Enterprise Co.	89,778	1,430,164
HP, Inc.	61,210	1,796,514
International Business Machines Corp.	63,846	8,369,572
Leidos Holdings, Inc.	9,604	884,144
NetApp, Inc.	15,104	964,390
Seagate Technology Holdings PLC	13,705	906,175
Western Digital Corp. (a)	22,546	849,308
		207,960,008
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	3,607	1,147,026
Semiconductors — 6.2%
Advanced Micro Devices, Inc. (a)	113,777	11,151,284
Analog Devices, Inc.	35,790	7,058,504
Applied Materials, Inc.	59,456	7,302,980
Broadcom, Inc.	29,512	18,933,128
Intel Corp.	292,020	9,540,293
KLA Corp.	9,766	3,898,294
Lam Research Corp.	9,556	5,065,827
Microchip Technology, Inc.	38,692	3,241,616
Micron Technology, Inc.	77,002	4,646,301
Monolithic Power Systems, Inc.	3,152	1,577,702
NVIDIA Corp.	173,688	48,245,316

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NXP Semiconductor NV	18,266	$3,406,152
ON Semiconductor Corp. (a)	30,437	2,505,574
Qorvo, Inc. (a)	6,926	703,474
QUALCOMM, Inc.	78,721	10,043,225
Skyworks Solutions, Inc.	11,275	1,330,225
Teradyne, Inc.	11,065	1,189,598
Texas Instruments, Inc.	64,032	11,910,592
		151,750,085
Software — 10.2%
Activision Blizzard, Inc.	50,194	4,296,104
Adobe, Inc. (a)	32,307	12,450,149
Akamai Technologies, Inc. (a)	11,253	881,110
ANSYS, Inc. (a)	6,161	2,050,381
Autodesk, Inc. (a)	15,260	3,176,522
Broadridge Financial Solutions, Inc.	8,255	1,209,935
Cadence Design Systems, Inc. (a)	19,446	4,085,410
Ceridian HCM Holding, Inc. (a)	11,073	810,765
Electronic Arts, Inc.	18,359	2,211,342
Fair Isaac Corp. (a)	1,788	1,256,410
Fidelity National Information Services, Inc.	41,802	2,271,103
Fiserv, Inc. (a)	44,794	5,063,066
Intuit, Inc.	19,813	8,833,230
Jack Henry & Associates, Inc.	5,221	786,909
Microsoft Corp.	525,621	151,536,534
MSCI, Inc.	5,661	3,168,405
Oracle Corp.	108,486	10,080,519
Paychex, Inc.	22,587	2,588,244
Paycom Software, Inc. (a)	3,372	1,025,122
PTC, Inc. (a)	7,646	980,447
Roper Technologies, Inc.	7,470	3,291,954
Salesforce, Inc. (a)	70,573	14,099,074
ServiceNow, Inc. (a)	14,303	6,646,890
Synopsys, Inc. (a)	10,805	4,173,431
Take-Two Interactive Software, Inc. (a)	11,238	1,340,693
Tyler Technologies, Inc. (a)	2,892	1,025,619
		249,339,368
		610,196,487
Utilities — 2.8%
Electric — 2.6%
The AES Corp.	47,473	1,143,150
Alliant Energy Corp.	18,035	963,069
Ameren Corp.	18,313	1,582,060
American Electric Power Co., Inc.	36,388	3,310,944
CenterPoint Energy, Inc.	44,219	1,302,692
CMS Energy Corp.	20,729	1,272,346
Consolidated Edison, Inc.	25,080	2,399,404
Constellation Energy Corp.	23,038	1,808,483

	Number of Shares	Value
Dominion Energy, Inc.	58,705	$3,282,196
DTE Energy Co.	13,832	1,515,157
Duke Energy Corp.	54,207	5,229,349
Edison International	27,145	1,916,166
Entergy Corp.	14,418	1,553,395
Evergy, Inc.	16,174	988,555
Eversource Energy	24,684	1,931,770
Exelon Corp.	70,541	2,954,962
FirstEnergy Corp.	38,438	1,539,826
NextEra Energy, Inc.	140,264	10,811,549
NRG Energy, Inc.	16,466	564,619
PG&E Corp. (a)	113,239	1,831,075
Pinnacle West Capital Corp.	8,124	643,746
PPL Corp.	52,145	1,449,110
Public Service Enterprise Group, Inc.	34,967	2,183,689
Sempra Energy	22,258	3,364,519
The Southern Co.	76,753	5,340,474
WEC Energy Group, Inc.	22,096	2,094,480
Xcel Energy, Inc.	38,698	2,609,793
		65,586,578
Gas — 0.1%
Atmos Energy Corp.	10,039	1,127,982
NiSource, Inc.	28,803	805,332
		1,933,314
Water — 0.1%
American Water Works Co., Inc.	13,511	1,979,227
		69,499,119

TOTAL COMMON STOCK (Cost $1,389,992,730)		2,424,924,583

TOTAL EQUITIES (Cost $1,389,992,730)		2,424,924,583

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	72,341	72,341

TOTAL MUTUAL FUNDS (Cost $72,341)		72,341

TOTAL LONG-TERM INVESTMENTS (Cost $1,390,065,071)		2,424,996,924

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (d)	$500,177	$500,177
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill
4.618%5/11/23(e)	3,365,000	3,348,661

TOTAL SHORT-TERM INVESTMENTS (Cost $3,848,501)		3,848,838

TOTAL INVESTMENTS — 99.6% (Cost $1,393,913,572) (f)		2,428,845,762

Other Assets/(Liabilities) — 0.4%		10,017,572

NET ASSETS — 100.0%		$2,438,863,334

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $883,913 or 0.04% of net assets. The Fund received $834,448 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $500,237. Collateralized by U.S. Government Agency obligations with a rate of 4.815%, maturity date of 10/31/24, and an aggregate market value, including accrued interest, of $510,265.

(e)	The rate shown represents yield-to-maturity.
(f)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	6/16/23	77	$15,367,590	$562,748

The accompanying notes are an integral part of the financial statements.

MassMutual Equity Opportunities Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%
COMMON STOCK — 96.8%
Basic Materials — 7.7%
Chemicals — 7.2%
CF Industries Holdings, Inc.	64,000	$4,639,360
Ecolab, Inc.	117,069	19,378,432
Linde PLC	61,420	21,831,125
		45,848,917
Forest Products & Paper — 0.5%
International Paper Co.	86,400	3,115,584
		48,964,501
Communications — 1.6%
Media — 1.6%
Comcast Corp. Class A	61,400	2,327,674
News Corp. Class A	226,843	3,917,579
News Corp. Class B	35,706	622,355
The Walt Disney Co. (a)	34,300	3,434,459
		10,302,067
Consumer, Cyclical — 11.6%
Apparel — 4.2%
NIKE, Inc. Class B	215,537	26,433,458
Lodging — 0.6%
Las Vegas Sands Corp. (a)	62,400	3,584,880
Retail — 6.8%
McDonald’s Corp.	65,226	18,237,842
The TJX Cos., Inc.	322,653	25,283,089
		43,520,931
		73,539,269
Consumer, Non-cyclical — 30.8%
Agriculture — 0.5%
Philip Morris International, Inc.	37,040	3,602,140
Beverages — 4.7%
The Coca-Cola Co.	142,511	8,839,957
PepsiCo, Inc.	115,799	21,110,158
		29,950,115
Cosmetics & Personal Care — 5.9%
Colgate-Palmolive Co.	251,673	18,913,226
The Procter & Gamble Co.	124,058	18,446,184
		37,359,410
Food — 1.0%
Conagra Brands, Inc.	102,300	3,842,388
Tyson Foods, Inc. Class A	40,100	2,378,732
		6,221,120
Health Care – Products — 9.1%
Danaher Corp.	74,741	18,837,721

	Number of Shares	Value
GE HealthCare Technologies, Inc. (a)	33,700	$2,764,411
Medtronic PLC	144,532	11,652,170
Stryker Corp.	77,590	22,149,617
Zimmer Biomet Holdings, Inc.	22,000	2,842,400
		58,246,319
Health Care – Services — 4.4%
Elevance Health, Inc.	15,730	7,232,811
UnitedHealth Group, Inc.	43,472	20,544,433
		27,777,244
Household Products & Wares — 0.6%
Kimberly-Clark Corp.	28,400	3,811,848
Pharmaceuticals — 4.6%
AbbVie, Inc.	16,600	2,645,542
Becton Dickinson & Co.	22,850	5,656,289
Johnson & Johnson	109,394	16,956,070
Sanofi ADR	69,300	3,771,306
		29,029,207
		195,997,403
Energy — 2.1%
Oil & Gas — 1.9%
EOG Resources, Inc.	17,800	2,040,414
TotalEnergies SE	131,400	7,752,962
TotalEnergies SE Sponsored ADR	36,200	2,137,610
		11,930,986
Pipelines — 0.2%
TC Energy Corp.	40,900	1,591,419
		13,522,405
Financial — 19.5%
Banks — 2.5%
Fifth Third Bancorp	121,700	3,242,088
Huntington Bancshares, Inc.	280,600	3,142,720
US Bancorp	49,500	1,784,475
Wells Fargo & Co.	201,700	7,539,546
		15,708,829
Diversified Financial Services — 6.3%
American Express Co.	105,049	17,327,833
Visa, Inc. Class A	100,788	22,723,662
		40,051,495
Insurance — 8.1%
American International Group, Inc.	84,300	4,245,348
Chubb Ltd.	124,894	24,251,917
Equitable Holdings, Inc.	130,500	3,313,395
Marsh & McLennan Cos., Inc.	120,479	20,065,777
		51,876,437
Real Estate Investment Trusts (REITS) — 2.6%
American Tower Corp.	44,638	9,121,329

The accompanying notes are an integral part of the financial statements.

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Equity Residential	63,000	$3,780,000
Weyerhaeuser Co.	114,400	3,446,872
		16,348,201
		123,984,962
Industrial — 11.5%
Aerospace & Defense — 4.3%
The Boeing Co. (a)	10,460	2,222,018
L3 Harris Technologies, Inc.	22,450	4,405,588
Lockheed Martin Corp.	10,440	4,935,301
Northrop Grumman Corp.	33,131	15,297,245
		26,860,152
Electronics — 3.3%
Honeywell International, Inc.	109,873	20,998,928
Hand & Machine Tools — 0.5%
Stanley Black & Decker, Inc.	39,200	3,158,736
Miscellaneous - Manufacturing — 1.3%
General Electric Co.	87,300	8,345,880
Transportation — 2.1%
Union Pacific Corp.	42,449	8,543,286
United Parcel Service, Inc. Class B	25,500	4,946,745
		13,490,031
		72,853,727
Technology — 9.5%
Computers — 2.9%
Accenture PLC Class A	63,928	18,271,262
Semiconductors — 2.6%
QUALCOMM, Inc.	53,600	6,838,288
Texas Instruments, Inc.	53,153	9,886,990
		16,725,278
Software — 4.0%
Microsoft Corp.	88,678	25,565,867
		60,562,407
Utilities — 2.5%
Electric — 2.5%
Dominion Energy, Inc.	69,300	3,874,563
Sempra Energy	30,000	4,534,800
The Southern Co.	104,100	7,243,278
		15,652,641

TOTAL COMMON STOCK (Cost $521,265,220)		615,379,382

PREFERRED STOCK — 1.0%
Consumer, Cyclical — 0.9%
Auto Manufacturers — 0.9%
Dr Ing hc F Porsche AG (a)	22,200	2,841,257

	Number of Shares	Value
Volkswagen AG 6.014%	19,100	$2,606,280
		5,447,537
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Becton Dickinson & Co. Convertible 6.000%	14,700	730,884

TOTAL PREFERRED STOCK (Cost $6,717,450)		6,178,421

TOTAL EQUITIES (Cost $527,982,670)		621,557,803

TOTAL LONG-TERM INVESTMENTS (Cost $527,982,670)		621,557,803

SHORT-TERM INVESTMENTS — 2.0%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	160	160
	Principal Amount
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (b)	$12,913,898	12,913,898

TOTAL SHORT-TERM INVESTMENTS (Cost $12,914,058)		12,914,058

TOTAL INVESTMENTS — 99.8% (Cost $540,896,728) (c)		634,471,861

Other Assets/(Liabilities) — 0.2%		1,060,163

NET ASSETS — 100.0%		$635,532,024

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $12,915,448. Collateralized by U.S. Government Agency obligations with rates ranging from 3.875% - 4.815%, maturity dates ranging from 10/31/24 - 3/31/25, and an aggregate market value, including accrued interest, of $13,172,287.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Fundamental Growth Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%
COMMON STOCK — 98.3%
Basic Materials — 0.8%
Chemicals — 0.8%
Celanese Corp.	2,030	$221,047
Communications — 8.9%
Internet — 8.1%
CDW Corp.	4,827	940,734
Etsy, Inc. (a)	5,702	634,803
Palo Alto Networks, Inc. (a)	3,805	760,011
		2,335,548
Telecommunications — 0.8%
Nice Ltd. Sponsored ADR (a) (b)	1,050	240,335
		2,575,883
Consumer, Cyclical — 16.8%
Apparel — 0.9%
Tapestry, Inc.	6,190	266,851
Auto Parts & Equipment — 0.8%
Aptiv PLC (a)	2,080	233,355
Distribution & Wholesale — 2.8%
Copart, Inc. (a)	3,800	285,798
Watsco, Inc. (b)	654	208,077
WESCO International, Inc.	2,040	315,261
		809,136
Entertainment — 1.2%
Live Nation Entertainment, Inc. (a)	2,430	170,100
Vail Resorts, Inc.	800	186,944
		357,044
Lodging — 3.2%
Hilton Worldwide Holdings, Inc.	6,470	911,429
Retail — 7.9%
Chipotle Mexican Grill, Inc. (a)	260	444,156
Freshpet, Inc. (a)	9,486	627,878
Lululemon Athletica, Inc. (a)	2,350	855,847
Wingstop, Inc.	1,940	356,145
		2,284,026
		4,861,841
Consumer, Non-cyclical — 26.7%
Beverages — 0.8%
Constellation Brands, Inc. Class A	1,080	243,961
Biotechnology — 3.6%
Illumina, Inc. (a)	2,063	479,751
Sarepta Therapeutics, Inc. (a)	1,700	234,311
Seagen, Inc. (a)	1,663	336,707
		1,050,769

	Number of Shares	Value
Commercial Services — 6.7%
CoStar Group, Inc. (a)	3,350	$230,647
Gartner, Inc. (a)	2,288	745,362
Global Payments, Inc.	2,240	235,738
Shift4 Payments, Inc. Class A (a) (b)	4,016	304,413
TransUnion	6,590	409,502
		1,925,662
Health Care – Products — 8.3%
Align Technology, Inc. (a)	1,234	412,329
Avantor, Inc. (a)	10,940	231,272
The Cooper Cos., Inc.	742	277,033
Exact Sciences Corp. (a)	4,715	319,724
IDEXX Laboratories, Inc. (a)	538	269,043
Insulet Corp. (a)	860	274,305
Omnicell, Inc. (a)	5,683	333,422
Repligen Corp. (a)	1,615	271,901
		2,389,029
Health Care – Services — 4.6%
ICON PLC (a)	5,322	1,136,726
Quest Diagnostics, Inc.	1,300	183,924
		1,320,650
Pharmaceuticals — 2.7%
Ascendis Pharma A/S ADR (a)	3,320	355,971
DexCom, Inc. (a)	3,650	424,057
		780,028
		7,710,099
Energy — 3.1%
Oil & Gas — 1.1%
Devon Energy Corp.	6,420	324,916
Oil & Gas Services — 0.4%
Halliburton Co.	3,310	104,728
Pipelines — 1.6%
Cheniere Energy, Inc.	2,941	463,502
		893,146
Financial — 5.6%
Diversified Financial Services — 2.7%
Hamilton Lane, Inc. Class A	7,331	542,347
LPL Financial Holdings, Inc.	1,140	230,736
		773,083
Insurance — 0.9%
Arthur J Gallagher & Co.	1,430	273,573
Private Equity — 1.5%
Ares Management Corp. Class A	5,089	424,626
Real Estate Investment Trusts (REITS) — 0.5%
Essex Property Trust, Inc.	660	138,033
		1,609,315

The accompanying notes are an integral part of the financial statements.

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 13.4%
Aerospace & Defense — 2.5%
Hexcel Corp.	4,524	$308,763
TransDigm Group, Inc.	551	406,115
		714,878
Building Materials — 0.8%
Vulcan Materials Co.	1,360	233,322
Electrical Components & Equipment — 1.0%
AMETEK, Inc.	2,010	292,113
Electronics — 3.0%
Agilent Technologies, Inc.	6,280	868,775
Environmental Controls — 0.8%
Waste Connections, Inc.	1,630	226,684
Machinery – Construction & Mining — 2.3%
BWX Technologies, Inc.	10,437	657,948
Machinery – Diversified — 1.3%
Rockwell Automation, Inc.	1,325	388,821
Miscellaneous - Manufacturing — 0.8%
Teledyne Technologies, Inc. (a)	505	225,917
Transportation — 0.9%
J.B. Hunt Transport Services, Inc.	1,480	259,681
		3,868,139
Technology — 23.0%
Computers — 3.7%
EPAM Systems, Inc. (a)	820	245,180
Fortinet, Inc. (a)	5,750	382,145
Genpact Ltd.	5,030	232,487
NetApp, Inc.	3,310	211,343
		1,071,155
Semiconductors — 5.3%
KLA Corp.	1,231	491,378
Marvell Technology, Inc.	5,030	217,799
Microchip Technology, Inc.	3,320	278,150
ON Semiconductor Corp. (a)	6,497	534,833
		1,522,160
Software — 14.0%
Cadence Design Systems, Inc. (a)	3,234	679,431
Ceridian HCM Holding, Inc. (a)	11,152	816,549
Electronic Arts, Inc.	5,453	656,814
HubSpot, Inc. (a)	574	246,102
MongoDB, Inc. (a)	2,806	654,135
MSCI, Inc.	615	344,209
Splunk, Inc. (a)	2,420	232,030

	Number of Shares	Value
ZoomInfo Technologies, Inc. (a)	17,432	$430,745
		4,060,015
		6,653,330

TOTAL COMMON STOCK (Cost $27,152,675)		28,392,800

TOTAL EQUITIES (Cost $27,152,675)		28,392,800

MUTUAL FUNDS — 1.2%
Diversified Financial Services — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	330,284	330,284

TOTAL MUTUAL FUNDS (Cost $330,284)		330,284

TOTAL LONG-TERM INVESTMENTS (Cost $27,482,959)		28,723,084
	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (d)	$503,188	503,188

TOTAL SHORT-TERM INVESTMENTS (Cost $503,188)		503,188

TOTAL INVESTMENTS — 101.2% (Cost $27,986,147) (e)		29,226,272

Other Assets/(Liabilities) — (1.2)%		(351,406)

NET ASSETS — 100.0%		$28,874,866

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $686,559 or 2.38% of net assets. The Fund received $371,474 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $503,248. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $513,324.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Blue Chip Growth Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%
COMMON STOCK — 99.4%
Basic Materials — 0.6%
Chemicals — 0.6%
Linde PLC	24,052	$8,549,043
The Sherwin-Williams Co.	31,191	7,010,801
		15,559,844
Communications — 24.6%
Internet — 21.8%
Alibaba Group Holding Ltd. Sponsored ADR (a)	141,348	14,442,939
Alphabet, Inc. Class A (a)	620,006	64,313,222
Alphabet, Inc. Class C (a)	860,086	89,448,944
Amazon.com, Inc. (a)	1,366,371	141,132,461
Booking Holdings, Inc. (a)	4,588	12,169,257
DoorDash, Inc., Class A (a)	51,007	3,242,005
Meituan Class B (a) (b)	13,020	236,490
Meta Platforms, Inc. Class A (a)	540,389	114,530,045
Netflix, Inc. (a)	164,705	56,902,283
Sea Ltd. ADR (a)	74,758	6,470,305
Shopify, Inc. Class A (a)	515,975	24,735,841
Tencent Holdings Ltd.	123,700	6,044,396
		533,668,188
Media — 2.2%
FactSet Research Systems, Inc.	44,965	18,664,522
The Walt Disney Co. (a)	338,767	33,920,740
		52,585,262
Telecommunications — 0.6%
T-Mobile US, Inc. (a)	107,625	15,588,405
		601,841,855
Consumer, Cyclical — 8.1%
Apparel — 0.5%
NIKE, Inc. Class B	97,712	11,983,400
Auto Manufacturers — 3.5%
Tesla, Inc. (a)	407,158	84,468,998
Retail — 4.1%
Chipotle Mexican Grill, Inc. (a)	7,941	13,565,531
Dollar General Corp.	58,642	12,341,795
Lululemon Athletica, Inc. (a)	22,955	8,359,981
Ross Stores, Inc.	138,528	14,701,977
Starbucks Corp.	240,904	25,085,334
The TJX Cos., Inc.	36,158	2,833,341
Yum China Holdings, Inc.	138,190	8,759,864
Yum! Brands, Inc.	118,102	15,598,912
		101,246,735
		197,699,133

	Number of Shares	Value
Consumer, Non-cyclical — 16.9%
Beverages — 1.6%
Monster Beverage Corp. (a)	711,414	$38,423,470
Biotechnology — 3.1%
Illumina, Inc. (a)	88,887	20,670,672
Regeneron Pharmaceuticals, Inc. (a)	33,669	27,664,807
Vertex Pharmaceuticals, Inc. (a)	90,532	28,523,917
		76,859,396
Commercial Services — 2.1%
Adyen NV Sponsored ADR (a) (c)	338,662	5,364,406
Affirm Holdings, Inc. (a) (c)	71,534	806,188
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $3,358,253) (a) (d) (e) (f)	881,113	1,788,659
Block, Inc. (a)	241,442	16,574,994
Cintas Corp.	6,206	2,871,392
PayPal Holdings, Inc. (a)	178,166	13,529,926
S&P Global, Inc.	25,725	8,869,208
TransUnion	21,525	1,337,564
		51,142,337
Health Care – Products — 3.3%
Align Technology, Inc. (a)	6,941	2,319,266
Danaher Corp.	62,930	15,860,877
Intuitive Surgical, Inc. (a)	133,633	34,139,223
Stryker Corp.	40,601	11,590,367
Teleflex, Inc.	10,011	2,535,886
Thermo Fisher Scientific, Inc.	24,799	14,293,400
		80,739,019
Health Care – Services — 3.0%
Elevance Health, Inc.	15,818	7,273,275
Humana, Inc.	26,455	12,842,844
UnitedHealth Group, Inc.	115,067	54,379,514
		74,495,633
Pharmaceuticals — 3.8%
AstraZeneca PLC Sponsored ADR	74,216	5,151,332
Eli Lilly & Co.	81,062	27,838,312
Novartis AG Sponsored ADR (c)	170,667	15,701,364
Novo Nordisk A/S Sponsored ADR	128,276	20,413,843
Roche Holding AG Sponsored ADR	388,232	13,921,999
Zoetis, Inc.	53,756	8,947,149
		91,973,999
		413,633,854
Financial — 8.9%
Banks — 0.6%
The Goldman Sachs Group, Inc.	18,277	5,978,590
Morgan Stanley	96,000	8,428,800
		14,407,390

The accompanying notes are an integral part of the financial statements.

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 7.2%
The Charles Schwab Corp.	150,199	$7,867,424
Mastercard, Inc. Class A	108,581	39,459,421
SEI Investments Co.	256,140	14,740,857
Visa, Inc. Class A (c)	505,048	113,868,122
		175,935,824
Insurance — 1.1%
Chubb Ltd.	77,610	15,070,310
Marsh & McLennan Cos., Inc.	66,604	11,092,896
		26,163,206
		216,506,420
Industrial — 4.5%
Aerospace & Defense — 2.7%
The Boeing Co. (a)	295,691	62,813,639
TransDigm Group, Inc.	4,766	3,512,780
		66,326,419
Electronics — 0.1%
TE Connectivity Ltd.	22,937	3,008,187
Machinery – Diversified — 0.4%
Deere & Co.	21,044	8,688,647
Miscellaneous - Manufacturing — 0.3%
General Electric Co.	76,331	7,297,244
Transportation — 1.0%
Expeditors International of Washington, Inc.	170,655	18,792,529
Old Dominion Freight Line, Inc.	17,075	5,819,843
		24,612,372
		109,932,869
Technology — 35.8%
Computers — 6.3%
Apple, Inc.	912,493	150,470,096
Crowdstrike Holdings, Inc. Class A (a)	16,538	2,270,006
Fortinet, Inc. (a)	27,458	1,824,858
		154,564,960
Semiconductors — 9.5%
Advanced Micro Devices, Inc. (a)	164,432	16,115,980
ASML Holding NV	31,364	21,349,788
Lam Research Corp.	5,388	2,856,287
Marvell Technology, Inc.	116,699	5,053,067
Monolithic Power Systems, Inc.	18,980	9,500,249
NVIDIA Corp.	508,011	141,110,216
QUALCOMM, Inc.	165,198	21,075,961
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	54,919	5,108,565
Texas Instruments, Inc.	50,767	9,443,170
		231,613,283

	Number of Shares	Value
Software — 20.0%
Atlassian Corp. (a)	38,018	$6,507,541
Autodesk, Inc. (a)	172,105	35,825,377
Bills Holdings, Inc. (a)	47,175	3,827,779
Canva, Inc. (Acquired 8/16/21-12/17/21, Cost $2,302,739) (a) (d) (e) (f)	1,351	745,482
Confluent, Inc. Class A (a)	81,076	1,951,499
Datadog, Inc. Class A (a)	30,129	2,189,173
Fiserv, Inc. (a)	31,923	3,608,257
Gusto, Inc. (Acquired 10/04/21, Cost $765,943) (a) (d) (e) (f)	26,606	500,991
Intuit, Inc.	50,220	22,389,583
Microsoft Corp.	826,554	238,295,518
MongoDB, Inc. (a)	28,218	6,578,180
MSCI, Inc.	5,383	3,012,811
Oracle Corp.	517,437	48,080,246
Paycom Software, Inc. (a)	5,100	1,550,451
Roper Technologies, Inc.	23,941	10,550,559
Salesforce, Inc. (a)	172,788	34,519,587
ServiceNow, Inc. (a)	69,992	32,526,682
Snowflake, Inc. Class A (a)	20,161	3,110,641
Synopsys, Inc. (a)	45,858	17,712,652
Veeva Systems, Inc. Class A (a)	19,973	3,670,838
Workday, Inc. Class A (a)	59,966	12,385,378
		489,539,225
		875,717,468

TOTAL COMMON STOCK (Cost $1,736,156,110)		2,430,891,443

PREFERRED STOCK — 0.1%
Technology — 0.1%
Software — 0.1%
Canva, Inc., Series A (Acquired 11/04/21-12/17/21, Cost $144,893) (a) (d) (e) (f)	85	46,903
Canva, Inc., Series A-3 (Acquired 11/04/21-12/17/21, Cost $17,043) (a) (d) (e) (f)	10	5,518
Databricks, Inc., Series G (Acquired 2/01/21, Cost $815,183) (a) (d) (e) (f)	13,788	827,280
Databricks, Inc., Series H (Acquired 8/31/21, Cost $2,202,319) (a) (d) (e) (f)	29,970	1,798,200

The accompanying notes are an integral part of the financial statements.

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gusto, Inc., Series E (Acquired 7/13/21, Cost $1,117,484) (a) (d) (e) (f)	36,765	$692,285
		3,370,186

TOTAL PREFERRED STOCK (Cost $4,296,922)		3,370,186

TOTAL EQUITIES (Cost $1,740,453,032)		2,434,261,629
	Principal Amount
BONDS & NOTES — 0.1%
CORPORATE DEBT — 0.1%
Retail — 0.1%
Carvana Co.
10.250% 5/01/30 (b)	$3,685,000	2,096,564

TOTAL CORPORATE DEBT (Cost $3,685,000)		2,096,564

TOTAL BONDS & NOTES (Cost $3,685,000)		2,096,564
	Number of Shares
MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	4,246,901	4,246,901

TOTAL MUTUAL FUNDS (Cost $4,246,901)		4,246,901

TOTAL LONG-TERM INVESTMENTS (Cost $1,748,384,933)		2,440,605,094

SHORT-TERM INVESTMENTS — 0.2%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	103	103

	Principal Amount	Value
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (h)	$5,112,938	$5,112,938

TOTAL SHORT-TERM INVESTMENTS (Cost $5,113,041)		5,113,041

TOTAL INVESTMENTS — 100.0% (Cost $1,753,497,974) (i)		2,445,718,135

Other Assets/(Liabilities) — 0.0%		100,876

NET ASSETS — 100.0%		$2,445,819,011

Abbreviation Legend

ADR    American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $2,333,054 or 0.10% of net assets.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $7,224,770 or 0.30% of net assets. The Fund received $3,141,291 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Investment is valued using significant unobservable inputs.
(e)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $6,405,318 or 0.26% of net assets.

(f)

Restricted security. Certain securities are restricted as to resale. At March 31, 2023, these securities amounted to a value of $6,405,318 or 0.26% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $5,113,551. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 10/31/24, and an aggregate market value, including accrued interest, of $5,215,310.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Growth Opportunities Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%
COMMON STOCK — 97.7%
Basic Materials — 1.4%
Chemicals — 1.4%
Linde PLC	9,989	$3,550,490
Communications — 18.8%
Internet — 18.2%
Airbnb, Inc. Class A (a)	17,577	2,186,579
Amazon.com, Inc. (a)	169,469	17,504,453
DoorDash, Inc., Class A (a)	46,125	2,931,705
Match Group, Inc. (a)	63,149	2,424,290
Netflix, Inc. (a)	16,010	5,531,135
Sea Ltd. ADR (a)	46,402	4,016,093
Shopify, Inc. Class A (a)	121,209	5,810,760
Uber Technologies, Inc. (a)	237,317	7,522,949
		47,927,964
Media — 0.6%
Charter Communications, Inc. Class A (a)	4,738	1,694,356
		49,622,320
Consumer, Cyclical — 5.6%
Apparel — 1.9%
NIKE, Inc. Class B	41,439	5,082,079
Distribution & Wholesale — 1.1%
Copart, Inc. (a)	37,959	2,854,896
Entertainment — 1.3%
Warner Music Group Corp. Class A	106,298	3,547,164
Retail — 1.3%
Floor & Decor Holdings, Inc. Class A (a) (b)	34,571	3,395,564
		14,879,703
Consumer, Non-cyclical — 20.1%
Biotechnology — 1.8%
Corteva, Inc.	58,138	3,506,303
Sarepta Therapeutics, Inc. (a)	8,932	1,231,097
		4,737,400
Commercial Services — 6.0%
Block, Inc. (a)	92,626	6,358,775
CoStar Group, Inc. (a)	76,700	5,280,795
S&P Global, Inc.	12,591	4,340,999
		15,980,569

	Number of Shares	Value
Health Care – Products — 9.2%
10X Genomics, Inc. Class A (a)	39,645	$2,211,795
Align Technology, Inc. (a)	18,415	6,153,188
Danaher Corp.	16,422	4,139,001
Edwards Lifesciences Corp. (a)	89,959	7,442,308
Intuitive Surgical, Inc. (a)	17,167	4,385,653
		24,331,945
Pharmaceuticals — 3.1%
DexCom, Inc. (a)	69,421	8,065,332
		53,115,246
Financial — 14.6%
Diversified Financial Services — 13.3%
CME Group, Inc.	35,252	6,751,463
Mastercard, Inc. Class A	26,980	9,804,802
Visa, Inc. Class A	82,072	18,503,953
		35,060,218
Private Equity — 1.3%
KKR & Co., Inc.	63,391	3,329,295
		38,389,513
Industrial — 6.9%
Aerospace & Defense — 2.4%
The Boeing Co. (a)	30,229	6,421,546
Environmental Controls — 2.1%
Waste Management, Inc.	33,527	5,470,601
Transportation — 2.4%
Canadian Pacific Railway Ltd.	81,551	6,274,534
		18,166,681
Technology — 30.3%
Semiconductors — 7.9%
Advanced Micro Devices, Inc. (a)	39,740	3,894,917
Entegris, Inc.	31,119	2,552,069
Lam Research Corp.	8,047	4,265,876
NVIDIA Corp.	36,522	10,144,716
		20,857,578
Software — 22.4%
Atlassian Corp. (a)	28,678	4,908,813
Cloudflare, Inc. Class A (a)	65,529	4,040,518
Datadog, Inc. Class A (a)	62,375	4,532,168
Intuit, Inc.	8,976	4,001,770
Microsoft Corp.	67,965	19,594,310
ServiceNow, Inc. (a)	28,814	13,390,442
Snowflake, Inc. Class A (a)	26,018	4,014,317

The accompanying notes are an integral part of the financial statements.

MassMutual Growth Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Veeva Systems, Inc. Class A (a)	25,641	$4,712,560
		59,194,898
		80,052,476

TOTAL COMMON STOCK (Cost $247,168,932)		257,776,429

TOTAL EQUITIES (Cost $247,168,932)		257,776,429

TOTAL LONG-TERM INVESTMENTS (Cost $247,168,932)		257,776,429

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (c)	$6,665,638	6,665,638

TOTAL SHORT-TERM INVESTMENTS (Cost $6,665,638)		6,665,638

TOTAL INVESTMENTS — 100.2% (Cost $253,834,570) (d)		264,442,067

Other Assets/(Liabilities) — (0.2)%		(495,534)

NET ASSETS — 100.0%		$263,946,533

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $3,241,108 or 1.23% of net assets. The Fund received $3,315,740 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Maturity value of $6,666,438. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $6,799,056.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Value Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.8%
COMMON STOCK — 94.4%
Basic Materials — 4.0%
Chemicals — 2.6%
Akzo Nobel NV	6,217	$485,251
Axalta Coating Systems Ltd. (a)	11,407	345,518
Huntsman Corp.	1,047	28,646
LyondellBasell Industries NV Class A	6,914	649,155
The Mosaic Co.	9,300	426,684
Olin Corp.	17,363	963,647
		2,898,901
Iron & Steel — 1.4%
Cleveland-Cliffs, Inc. (a)	13,100	240,123
Steel Dynamics, Inc.	5,107	577,397
United States Steel Corp.	29,925	781,043
		1,598,563
		4,497,464
Communications — 8.1%
Advertising — 0.3%
Omnicom Group, Inc.	2,995	282,548
Internet — 2.2%
eBay, Inc.	13,982	620,381
F5, Inc. (a)	3,017	439,547
GoDaddy, Inc. Class A (a)	7,165	556,864
IAC, Inc. (a)	13,300	686,280
TripAdvisor, Inc. (a)	5,175	102,775
Zillow Group, Inc. (a)	1,519	67,550
		2,473,397
Media — 4.6%
Altice USA, Inc. Class A (a)	76,100	260,262
DISH Network Corp. Class A (a)	44,600	416,118
Fox Corp. Class A	16,500	561,825
Fox Corp. Class B	15,542	486,620
Liberty Broadband Corp. Class C (a)	10,100	825,170
Liberty Global PLC Class A (a)	34,700	676,650
Liberty Media Corp-Liberty SiriusXM Class C (a)	29,500	825,705
News Corp. Class A	31,200	538,824
Nexstar Media Group, Inc. Class A	365	63,021
Warner Bros Discovery, Inc. (a)	37,527	566,658
		5,220,853
Telecommunications — 1.0%
Corning, Inc.	24,245	855,364
Juniper Networks, Inc.	9,024	310,606
		1,165,970
		9,142,768

	Number of Shares	Value
Consumer, Cyclical — 8.1%
Airlines — 1.1%
Alaska Air Group, Inc. (a)	672	$28,197
Southwest Airlines Co.	19,524	635,311
United Airlines Holdings, Inc. (a)	12,026	532,151
		1,195,659
Apparel — 0.6%
Tapestry, Inc.	13,342	575,174
Under Armour, Inc. Class A (a)	10,310	97,842
		673,016
Auto Manufacturers — 0.2%
Cummins, Inc.	913	218,097
Auto Parts & Equipment — 1.3%
BorgWarner, Inc.	23,494	1,153,790
Cie Generale des Etablissements Michelin SCA	9,386	287,285
		1,441,075
Distribution & Wholesale — 0.5%
LKQ Corp.	10,900	618,684
Food Services — 0.3%
Sodexo SA	3,490	340,952
Home Builders — 0.0%
NVR, Inc. (a)	4	22,289
Lodging — 0.1%
Boyd Gaming Corp.	1,311	84,061
Retail — 4.0%
Advance Auto Parts, Inc.	5,208	633,345
Bath & Body Works, Inc.	12,076	441,740
Beacon Roofing Supply, Inc. (a)	5,172	304,372
Best Buy Co., Inc.	6,517	510,086
Dollar Tree, Inc. (a)	9,199	1,320,516
Macy’s, Inc.	14,624	255,774
MSC Industrial Direct Co., Inc. Class A	7,574	636,216
Ross Stores, Inc.	3,900	413,907
		4,515,956
		9,109,789
Consumer, Non-cyclical — 18.6%
Agriculture — 0.0%
Archer-Daniels-Midland Co.	205	16,330
Beverages — 0.6%
Molson Coors Beverage Co. Class B	12,900	666,672
Biotechnology — 1.2%
Bio-Rad Laboratories, Inc. Class A (a)	1,700	814,334
Incyte Corp. (a)	1,658	119,824
Royalty Pharma PLC Class A	11,554	416,290
		1,350,448

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 1.5%
Clarivate PLC (a)	29,800	$279,822
FleetCor Technologies, Inc. (a)	3,400	716,890
Gartner, Inc. (a)	48	15,637
Global Payments, Inc.	5,900	620,916
ManpowerGroup, Inc.	275	22,696
Robert Half International, Inc.	207	16,678
		1,672,639
Food — 3.7%
Campbell Soup Co.	9,816	539,684
Conagra Brands, Inc.	21,492	807,240
The J.M. Smucker Co.	2,196	345,585
Kellogg Co.	3,813	255,318
Koninklijke Ahold Delhaize NV	24,106	824,556
The Kraft Heinz Co.	1,000	38,670
The Kroger Co.	13,997	691,032
Post Holdings, Inc. (a)	8,100	727,947
		4,230,032
Health Care – Products — 3.4%
Align Technology, Inc. (a)	474	158,382
Baxter International, Inc.	2,632	106,754
Embecta Corp.	9,245	259,970
Envista Holdings Corp. (a)	6,507	266,006
Hologic, Inc. (a)	9,137	737,356
Koninklijke Philips NV (b)	33,800	620,230
QIAGEN NV (a)	11,270	517,631
Zimmer Biomet Holdings, Inc.	9,240	1,193,808
		3,860,137
Health Care – Services — 3.3%
Centene Corp. (a)	11,917	753,274
IQVIA Holdings, Inc. (a)	78	15,513
Laboratory Corp. of America Holdings	4,326	992,471
Molina Healthcare, Inc. (a)	877	234,589
Quest Diagnostics, Inc.	8,153	1,153,486
Universal Health Services, Inc. Class B	4,459	566,739
		3,716,072
Household Products & Wares — 0.5%
Kimberly-Clark Corp.	4,229	567,616
Pharmaceuticals — 4.4%
AmerisourceBergen Corp.	7,886	1,262,628
Becton Dickinson & Co.	726	179,714
Cardinal Health, Inc.	11,316	854,358
Dentsply Sirona, Inc.	7,460	293,029
Elanco Animal Health, Inc. (a)	2,336	21,958
Henry Schein, Inc. (a)	8,698	709,235
Jazz Pharmaceuticals PLC (a)	3,288	481,133
Organon & Co.	13,400	315,168

	Number of Shares	Value
Perrigo Co. PLC	23,100	$828,597
Premier, Inc. Class A	625	20,231
		4,966,051
		21,045,997
Energy — 5.4%
Oil & Gas — 3.3%
APA Corp.	10,647	383,931
Chesapeake Energy Corp.	7,600	577,904
Devon Energy Corp.	5,358	271,168
Diamondback Energy, Inc.	4,800	648,816
EQT Corp.	19,658	627,287
HF Sinclair Corp.	8,022	388,104
Marathon Oil Corp.	23,898	572,596
PDC Energy, Inc.	1,049	67,325
Phillips 66	1,150	116,587
Range Resources Corp.	2,320	61,411
		3,715,129
Oil & Gas Services — 0.3%
Baker Hughes Co.	14,421	416,190
Pipelines — 1.8%
Enterprise Products Partners LP (c)	20,829	539,471
Kinder Morgan, Inc.	39,200	686,392
The Williams Cos., Inc.	27,100	809,206
		2,035,069
		6,166,388
Financial — 23.1%
Banks — 6.1%
The Bank of New York Mellon Corp.	33,611	1,527,284
Bank OZK	598	20,452
East West Bancorp, Inc.	7,513	416,971
First Citizens BancShares, Inc. Class A	794	772,641
First Hawaiian, Inc.	22,344	460,957
Northern Trust Corp.	12,971	1,143,134
Prosperity Bancshares, Inc.	7,162	440,606
Regions Financial Corp.	28,243	524,190
State Street Corp.	8,323	629,968
Truist Financial Corp.	16,367	558,115
US Bancorp	8,016	288,977
Westamerica Bancorp.	2,922	129,444
		6,912,739
Diversified Financial Services — 2.0%
Affiliated Managers Group, Inc.	1,872	266,610
Ally Financial, Inc.	17,150	437,154
Ameriprise Financial, Inc.	2,213	678,285
Stifel Financial Corp.	3,858	227,969
Synchrony Financial	2,529	73,543

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
T. Rowe Price Group, Inc.	5,332	$601,983
		2,285,544
Insurance — 6.8%
Aflac, Inc.	4,743	306,018
The Allstate Corp.	13,013	1,441,971
Arch Capital Group Ltd. (a)	8,700	590,469
Axis Capital Holdings Ltd.	409	22,299
Chubb Ltd.	290	56,312
Fidelity National Financial, Inc.	16,862	588,990
The Hanover Insurance Group, Inc.	2,731	350,933
The Hartford Financial Services Group, Inc.	8,691	605,676
Kemper Corp.	342	18,694
Loews Corp.	5,400	313,308
Markel Corp. (a)	500	638,705
Old Republic International Corp.	15,500	387,035
Reinsurance Group of America, Inc.	6,491	861,745
Unum Group	1,066	42,171
W.R. Berkley Corp.	8,919	555,297
Willis Towers Watson PLC	4,030	936,491
		7,716,114
Private Equity — 0.2%
KKR & Co., Inc.	3,058	160,606
Real Estate — 0.3%
CBRE Group, Inc. Class A (a)	4,190	305,074
Real Estate Investment Trusts (REITS) — 7.6%
Annaly Capital Management, Inc.	26,450	505,459
AvalonBay Communities, Inc.	3,704	622,494
Brixmor Property Group, Inc.	1,564	33,657
Camden Property Trust	5,169	541,918
Equinix, Inc.	438	315,816
Equity Residential	10,224	613,440
Essex Property Trust, Inc.	1,965	410,960
First Industrial Realty Trust, Inc.	694	36,921
Gaming and Leisure Properties, Inc.	8,500	442,510
Healthpeak Properties, Inc.	47,503	1,043,641
JBG SMITH Properties	32,743	493,110
Mid-America Apartment Communities, Inc.	3,863	583,468
Public Storage	1,281	387,041
Realty Income Corp.	8,857	560,825
Regency Centers Corp.	16,683	1,020,666
VICI Properties, Inc.	1,450	47,299
Weyerhaeuser Co.	23,955	721,764
WP Carey, Inc.	2,836	219,648
		8,600,637

	Number of Shares	Value
Savings & Loans — 0.1%
Capitol Federal Financial, Inc.	17,778	$119,646
		26,100,360
Industrial — 12.4%
Building Materials — 2.0%
Builders FirstSource, Inc. (a)	10,174	903,248
Cie de Saint-Gobain	8,463	481,864
Louisiana-Pacific Corp.	6,800	368,628
Masco Corp.	257	12,778
Owens Corning	4,982	477,275
		2,243,793
Electrical Components & Equipment — 0.8%
Acuity Brands, Inc.	168	30,698
Emerson Electric Co.	7,356	641,002
Legrand SA	1,945	177,908
		849,608
Electronics — 2.2%
Flex Ltd. (a)	15,700	361,257
Fortive Corp.	9,256	630,982
Hubbell, Inc.	239	58,151
nVent Electric PLC	11,976	514,249
TE Connectivity Ltd.	3,342	438,303
Vontier Corp.	19,702	538,653
		2,541,595
Engineering & Construction — 0.3%
Vinci SA	3,163	362,953
Environmental Controls — 0.2%
Republic Services, Inc.	1,346	182,006
Tetra Tech, Inc.	166	24,387
		206,393
Machinery – Construction & Mining — 0.8%
Oshkosh Corp.	10,682	888,529
Machinery – Diversified — 0.5%
CNH Industrial NV	19,500	297,765
IMI PLC	14,925	282,589
		580,354
Miscellaneous - Manufacturing — 0.6%
A.O. Smith Corp.	525	36,304
Textron, Inc.	8,715	615,540
		651,844
Packaging & Containers — 1.9%
Amcor PLC	36,479	415,131
Graphic Packaging Holding Co.	27,300	695,877
Packaging Corp. of America	4,992	693,040
Sealed Air Corp.	4,264	195,760

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sonoco Products Co.	3,363	$205,143
		2,204,951
Shipbuilding — 1.3%
Huntington Ingalls Industries, Inc.	6,893	1,426,989
Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	4,531	450,245
Expeditors International of Washington, Inc.	5,247	577,800
FedEx Corp.	3,200	731,168
Heartland Express, Inc.	17,388	276,817
Kirby Corp. (a)	318	22,165
XPO, Inc. (a)	516	16,460
		2,074,655
		14,031,664
Technology — 4.1%
Computers — 1.7%
Amdocs Ltd.	4,815	462,384
Hewlett Packard Enterprise Co.	37,815	602,393
HP, Inc.	11,988	351,848
KBR, Inc.	259	14,258
Western Digital Corp. (a)	13,566	511,031
		1,941,914
Semiconductors — 0.9%
Applied Materials, Inc.	735	90,280
Cirrus Logic, Inc. (a)	2,893	316,436
Skyworks Solutions, Inc.	3,759	443,487
Teradyne, Inc.	1,844	198,249
		1,048,452
Software — 1.5%
Cadence Design Systems, Inc. (a)	106	22,270
DocuSign, Inc. (a)	287	16,732
Doximity, Inc. Class A (a)	3,402	110,157
Dropbox, Inc. Class A (a)	736	15,912
Electronic Arts, Inc.	3,799	457,590
Fidelity National Information Services, Inc.	7,200	391,176
HubSpot, Inc. (a)	39	16,721
Synopsys, Inc. (a)	54	20,857
Teradata Corp. (a)	2,546	102,553
Zoom Video Communications, Inc. Class A (a)	6,688	493,842
		1,647,810
		4,638,176
Utilities — 10.6%
Electric — 8.4%
CenterPoint Energy, Inc.	26,100	768,906
Dominion Energy, Inc.	8,600	480,826

	Number of Shares	Value
DTE Energy Co.	5,428	$594,583
Duke Energy Corp.	4,379	422,442
Edison International	22,521	1,589,757
Evergy, Inc.	18,550	1,133,776
Eversource Energy	10,542	825,017
Exelon Corp.	14,000	586,460
NorthWestern Corp.	10,810	625,467
OGE Energy Corp.	23,419	881,960
PG&E Corp. (a)	40,444	653,979
Pinnacle West Capital Corp.	3,983	315,613
Vistra Corp.	29,400	705,600
		9,584,386
Gas — 2.2%
Atmos Energy Corp.	1,852	208,091
National Fuel Gas Co.	6,100	352,214
NiSource, Inc.	30,700	858,372
Spire, Inc.	11,236	788,093
UGI Corp.	7,273	252,809
		2,459,579
		12,043,965

TOTAL COMMON STOCK (Cost $107,626,160)		106,776,571

PREFERRED STOCK — 0.4%
Consumer, Non-cyclical — 0.4%
Household Products & Wares — 0.4%
Henkel AG & Co. KGaA 2.84%	5,381	420,500

TOTAL PREFERRED STOCK (Cost $351,102)		420,500

TOTAL EQUITIES (Cost $107,977,262)		107,197,071

MUTUAL FUNDS — 0.8%
Diversified Financial Services — 0.8%
iShares Russell Mid-Cap Value ETF (b)	9,087	965,039

TOTAL MUTUAL FUNDS (Cost $947,959)		965,039

TOTAL LONG-TERM INVESTMENTS (Cost $108,925,221)		108,162,110

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (d)	$3,239,335	$3,239,335

TOTAL SHORT-TERM INVESTMENTS (Cost $3,239,335)		3,239,335

TOTAL INVESTMENTS — 98.5% (Cost $112,164,556) (e)		111,401,445

Other Assets/(Liabilities) — 1.5%		1,708,589

NET ASSETS — 100.0%		$113,110,034

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $1,518,959 or 1.34% of net assets. The Fund received $1,557,391 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is a Master Limited Partnership.
(d)

Maturity value of $3,239,723. Collateralized by U.S. Government Agency obligations with rates ranging from 3.875% - 4.815%, maturity dates ranging from 10/31/24 - 3/31/25, and an aggregate market value, including accrued interest, of $3,304,250.

(e)	See Note 6 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	6/30/23	USD	240,095	GBP	195,368	$(1,317)
JP Morgan Chase Bank N.A.	6/30/23	EUR	111,003	USD	120,451	521
JP Morgan Chase Bank N.A.	6/30/23	USD	2,882,986	EUR	2,668,690	(25,367)
						$(26,163)

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Value Equity Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.6%
COMMON STOCK — 94.6%
Basic Materials — 8.6%
Chemicals — 4.4%
Axalta Coating Systems Ltd. (a)	12,759	$386,470
Cabot Corp.	10,566	809,778
Element Solutions, Inc.	26,001	502,079
H.B. Fuller Co.	4,720	323,084
Mativ Holdings, Inc.	17,293	371,281
Orion Engineered Carbons SA	2,277	59,407
		2,452,099
Iron & Steel — 2.1%
ATI, Inc. (a)	30,664	1,210,002
Mining — 2.1%
Ferroglobe PLC (a)	64,324	317,760
Kaiser Aluminum Corp.	11,339	846,230
		1,163,990
		4,826,091
Communications — 4.5%
Internet — 2.4%
ePlus, Inc. (a)	6,208	304,440
Perficient, Inc. (a)	4,420	319,080
Shutterstock, Inc.	4,444	322,635
Ziff Davis, Inc. (a)	4,865	379,713
		1,325,868
Media — 0.3%
WideOpenWest, Inc. (a)	17,388	184,834
Telecommunications — 1.8%
Ciena Corp. (a)	8,845	464,540
Infinera Corp. (a) (b)	72,241	560,590
		1,025,130
		2,535,832
Consumer, Cyclical — 11.7%
Apparel — 1.4%
Deckers Outdoor Corp. (a)	747	335,814
Kontoor Brands, Inc.	9,498	459,608
		795,422
Auto Parts & Equipment — 4.7%
Adient PLC (a)	22,113	905,748
American Axle & Manufacturing Holdings, Inc. (a)	80,349	627,526
Gentherm, Inc. (a)	13,023	786,850
Visteon Corp. (a)	2,099	329,186
		2,649,310
Food Services — 0.9%
Aramark	14,384	514,947

	Number of Shares	Value
Home Builders — 1.7%
Century Communities, Inc.	6,958	$444,756
TRI Pointe Homes, Inc. (a)	19,301	488,701
		933,457
Home Furnishing — 0.5%
Sonos, Inc. (a)	13,565	266,145
Lodging — 0.4%
Wyndham Hotels & Resorts, Inc.	3,703	251,249
Office Furnishings — 0.6%
Interface, Inc.	41,036	333,212
Retail — 0.8%
Five Below, Inc. (a)	2,097	431,919
Textiles — 0.7%
UniFirst Corp.	2,256	397,575
		6,573,236
Consumer, Non-cyclical — 11.2%
Agriculture — 1.4%
Darling Ingredients, Inc. (a)	13,269	774,910
Commercial Services — 4.3%
BrightView Holdings, Inc. (a)	28,927	162,570
Huron Consulting Group, Inc. (a)	5,761	463,012
ICF International, Inc.	2,809	308,147
Monro, Inc.	8,807	435,330
Sterling Check Corp. (a)	17,036	189,951
WillScot Mobile Mini Holdings Corp. (a)	19,165	898,455
		2,457,465
Food — 2.1%
Cranswick PLC	6,304	233,280
Post Holdings, Inc. (a)	2,892	259,904
SunOpta, Inc. (a)	50,618	389,758
United Natural Foods, Inc. (a)	10,936	288,164
		1,171,106
Health Care – Products — 2.0%
Haemonetics Corp. (a)	3,771	312,050
ICU Medical, Inc. (a)	2,397	395,409
Integra LifeSciences Holdings Corp. (a)	7,000	401,870
		1,109,329
Health Care – Services — 0.5%
Syneos Health, Inc. (a)	7,530	268,219
Household Products & Wares — 0.9%
ACCO Brands Corp.	38,675	205,751
Spectrum Brands Holdings, Inc.	4,772	316,002
		521,753
		6,302,782

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 2.0%
Oil & Gas — 1.3%
Chord Energy Corp.	3,031	$407,973
Sitio Royalties Corp. Class A	15,354	347,000
		754,973
Oil & Gas Services — 0.7%
NOW, Inc. (a)	35,383	394,520
		1,149,493
Financial — 22.3%
Banks — 10.5%
Cadence Bank	12,484	259,168
Columbia Banking System, Inc.	33,763	723,204
Eastern Bankshares, Inc.	24,513	309,354
First Citizens BancShares, Inc. Class A	502	488,496
First Interstate BancSystem, Inc. Class A	7,807	233,117
Hancock Whitney Corp.	8,386	305,250
International Bancshares Corp.	5,765	246,857
Live Oak Bancshares, Inc.	9,996	243,603
OFG Bancorp	32,188	802,769
Old National Bancorp	43,246	623,607
Seacoast Banking Corp. of Florida	13,429	318,267
Synovus Financial Corp.	8,543	263,381
Texas Capital Bancshares, Inc. (a)	16,897	827,277
Webster Financial Corp.	6,196	244,246
		5,888,596
Diversified Financial Services — 1.7%
Air Lease Corp.	10,337	406,968
Bread Financial Holdings, Inc.	9,582	290,526
Houlihan Lokey, Inc.	3,057	267,457
		964,951
Insurance — 4.5%
Assured Guaranty Ltd.	5,423	272,614
Kemper Corp.	8,126	444,167
NMI Holdings, Inc. Class A (a)	15,286	341,337
ProAssurance Corp.	21,913	404,952
Reinsurance Group of America, Inc.	3,613	479,662
SiriusPoint Ltd. (a)	33,156	269,558
White Mountains Insurance Group Ltd.	254	349,883
		2,562,173
Real Estate — 0.5%
Alexander & Baldwin, Inc.	14,604	276,162
Real Estate Investment Trusts (REITS) — 4.7%
Centerspace	5,067	276,810
Independence Realty Trust, Inc.	23,887	382,909
Kimco Realty Corp.	14,122	275,803
LXP Industrial Trust	25,781	265,802

	Number of Shares	Value
Pebblebrook Hotel Trust (b)	25,170	$353,387
Phillips Edison & Co., Inc.	10,662	347,794
PotlatchDeltic Corp.	7,798	386,001
RPT Realty	39,133	372,155
		2,660,661
Savings & Loans — 0.4%
Banc of California, Inc.	18,203	228,083
		12,580,626
Industrial — 23.5%
Aerospace & Defense — 0.5%
Leonardo DRS, Inc. (a)	20,652	267,856
Building Materials — 4.8%
American Woodmark Corp. (a)	5,350	278,574
Apogee Enterprises, Inc.	15,971	690,746
Fortune Brands Innovations, Inc.	4,314	253,361
Gibraltar Industries, Inc. (a)	15,480	750,780
Masonite International Corp. (a)	8,084	733,785
		2,707,246
Electrical Components & Equipment — 0.8%
Belden, Inc.	5,299	459,794
Electronics — 3.6%
Brady Corp. Class A	3,527	189,506
Coherent Corp. (a)	21,012	800,137
CTS Corp.	6,984	345,429
FARO Technologies, Inc. (a)	7,371	181,400
National Instruments Corp.	4,472	234,377
Vishay Precision Group, Inc. (a)	6,388	266,763
		2,017,612
Environmental Controls — 1.4%
Clean Harbors, Inc. (a)	2,096	298,806
Harsco Corp. (a)	68,309	466,550
		765,356
Hand & Machine Tools — 3.2%
Enerpac Tool Group Corp.	35,629	908,540
Kennametal, Inc.	23,342	643,772
Luxfer Holdings PLC	16,461	278,191
		1,830,503
Machinery – Diversified — 0.5%
Crane Holdings Co.	1,200	136,200
Thermon Group Holdings, Inc. (a)	5,919	147,502
		283,702
Metal Fabricate & Hardware — 0.8%
Standex International Corp.	3,686	451,314
Miscellaneous - Manufacturing — 1.5%
John Bean Technologies Corp.	2,796	305,575
Materion Corp.	4,668	541,488
		847,063

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers — 1.7%
Sealed Air Corp.	9,707	$445,648
TriMas Corp.	19,009	529,591
		975,239
Transportation — 2.7%
Air Transport Services Group, Inc. (a)	36,899	768,606
Kirby Corp. (a)	10,566	736,450
		1,505,056
Trucking & Leasing — 2.0%
GATX Corp.	3,466	381,329
The Greenbrier Cos., Inc.	23,834	766,740
		1,148,069
		13,258,810
Technology — 8.9%
Computers — 3.4%
Science Applications International Corp.	4,062	436,503
Super Micro Computer, Inc. (a)	10,556	1,124,742
WNS Holdings Ltd. ADR (a)	3,932	366,344
		1,927,589
Semiconductors — 3.0%
Cohu, Inc. (a)	18,920	726,339
Diodes, Inc. (a)	7,617	706,553
Onto Innovation, Inc. (a)	3,083	270,934
		1,703,826
Software — 2.5%
ACI Worldwide, Inc. (a)	16,531	446,006
Concentrix Corp.	3,079	374,252
Progress Software Corp.	9,568	549,682
		1,369,940
		5,001,355
Utilities — 1.9%
Electric — 0.6%
Portland General Electric Co.	6,217	303,949
Gas — 1.3%
New Jersey Resources Corp.	5,801	308,613
ONE Gas, Inc.	3,172	251,318
UGI Corp.	5,470	190,137
		750,068
		1,054,017

TOTAL COMMON STOCK (Cost $47,977,041)		53,282,242

TOTAL EQUITIES (Cost $47,977,041)		53,282,242

	Number of Shares	Value
MUTUAL FUNDS — 0.8%
Diversified Financial Services — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	429,104	$429,104

TOTAL MUTUAL FUNDS (Cost $429,104)		429,104

TOTAL LONG-TERM INVESTMENTS (Cost $48,406,145)		53,711,346
	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (d)	$1,038,611	1,038,611

TOTAL SHORT-TERM INVESTMENTS (Cost $1,038,611)		1,038,611

TOTAL INVESTMENTS — 97.2% (Cost $49,444,756) (e)		54,749,957

Other Assets/(Liabilities) — 2.8%		1,583,757

NET ASSETS — 100.0%		$56,333,714

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $891,610 or 1.58% of net assets. The Fund received $487,742 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $1,038,736. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $1,059,503.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Small Company Value Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%
COMMON STOCK — 99.1%
Basic Materials — 3.4%
Chemicals — 1.9%
AdvanSix, Inc.	41,060	$1,571,366
Element Solutions, Inc.	12,247	236,490
H.B. Fuller Co.	19,640	1,344,358
Innospec, Inc.	953	97,845
Minerals Technologies, Inc.	11,622	702,201
		3,952,260
Iron & Steel — 1.5%
ATI, Inc. (a)	39,470	1,557,486
Haynes International, Inc.	33,680	1,687,031
		3,244,517
		7,196,777
Communications — 2.6%
Advertising — 0.3%
Entravision Communications Corp. Class A	99,260	600,523
Internet — 1.0%
Criteo SA Sponsored ADR (a)	63,861	2,011,941
Solo Brands, Inc. Class A (a)	23,074	165,671
		2,177,612
Media — 0.4%
Cable One, Inc.	1,034	725,868
Townsquare Media, Inc. Class A	9,295	74,360
		800,228
Telecommunications — 0.9%
A10 Networks, Inc.	103,709	1,606,452
Casa Systems, Inc. (a)	203,780	258,801
		1,865,253
		5,443,616
Consumer, Cyclical — 20.1%
Airlines — 0.7%
Alaska Air Group, Inc. (a)	36,590	1,535,317
Apparel — 0.8%
Capri Holdings Ltd. (a)	13,824	649,728
Tapestry, Inc.	22,857	985,365
		1,635,093
Auto Manufacturers — 1.7%
Blue Bird Corp. (a)	81,556	1,666,189
REV Group, Inc.	155,660	1,866,364
		3,532,553
Auto Parts & Equipment — 2.3%
Dana, Inc.	92,286	1,388,904
The Goodyear Tire & Rubber Co. (a)	146,600	1,615,532

	Number of Shares	Value
The Shyft Group, Inc.	82,008	$1,865,682
		4,870,118
Distribution & Wholesale — 1.1%
A-Mark Precious Metals, Inc.	17,518	606,999
H&E Equipment Services, Inc.	27,698	1,225,082
KAR Auction Services, Inc. (a)	37,482	512,754
		2,344,835
Entertainment — 2.1%
Accel Entertainment, Inc. (a)	51,342	467,726
Everi Holdings, Inc. (a)	16,576	284,278
IMAX Corp. (a)	81,320	1,559,718
Penn Entertainment, Inc. (a)	12,899	382,584
Six Flags Entertainment Corp. (a)	67,930	1,814,410
		4,508,716
Home Builders — 3.3%
Cavco Industries, Inc. (a)	841	267,219
KB Home	60,150	2,416,827
Skyline Champion Corp. (a)	23,841	1,793,558
Taylor Morrison Home Corp. (a)	68,294	2,612,929
		7,090,533
Home Furnishing — 0.1%
Vizio Holding Corp. Class A (a)	22,198	203,778
Leisure Time — 1.0%
Brunswick Corp.	17,695	1,450,990
Malibu Boats, Inc. Class A (a)	12,860	725,947
		2,176,937
Lodging — 1.1%
Boyd Gaming Corp.	6,793	435,567
Hilton Grand Vacations, Inc. (a)	43,170	1,918,043
		2,353,610
Retail — 5.9%
Beacon Roofing Supply, Inc. (a)	24,492	1,441,354
Citi Trends, Inc. (a)	43,009	818,031
Dave & Buster’s Entertainment, Inc. (a)	21,575	793,744
Dine Brands Global, Inc.	23,498	1,589,405
Genesco, Inc. (a)	33,660	1,241,381
GMS, Inc. (a)	17,544	1,015,622
MarineMax, Inc. (a)	22,473	646,099
OneWater Marine, Inc. Class A (a) (b)	18,531	518,312
Papa John’s International, Inc.	18,380	1,377,214
Penske Automotive Group, Inc.	4,495	637,436
Red Robin Gourmet Burgers, Inc. (a)	9,738	139,448
Sally Beauty Holdings, Inc. (a)	155,440	2,421,755
		12,639,801
		42,891,291

The accompanying notes are an integral part of the financial statements.

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 13.6%
Commercial Services — 5.5%
Adtalem Global Education, Inc. (a)	48,577	$1,876,044
AMN Healthcare Services, Inc. (a)	1,188	98,556
Barrett Business Services, Inc.	3,873	343,303
The Brink’s Co.	21,152	1,412,954
Deluxe Corp.	29,590	473,440
Euronet Worldwide, Inc. (a)	6,892	771,215
EVERTEC, Inc.	42,563	1,436,501
Herc Holdings, Inc.	17,694	2,015,347
Korn Ferry	55,937	2,894,180
Loomis AB	12,952	443,352
		11,764,892
Cosmetics & Personal Care — 0.6%
Edgewell Personal Care Co.	30,576	1,297,034
Food — 2.0%
The Hain Celestial Group, Inc. (a)	120,814	2,071,960
Nomad Foods Ltd. (a)	120,248	2,253,448
		4,325,408
Health Care – Products — 2.8%
Embecta Corp.	15,601	438,700
Enovis Corp. (a)	10,623	568,224
Envista Holdings Corp. (a)	49,924	2,040,893
Integra LifeSciences Holdings Corp. (a)	41,600	2,388,256
Patterson Cos., Inc.	15,199	406,877
Zimvie, Inc. (a)	9,489	68,606
		5,911,556
Health Care – Services — 2.0%
Acadia Healthcare Co., Inc. (a)	21,370	1,543,982
Pediatrix Medical Group, Inc. (a)	118,802	1,771,338
Syneos Health, Inc. (a)	23,960	853,455
		4,168,775
Household Products & Wares — 0.7%
Spectrum Brands Holdings, Inc.	21,788	1,442,801
		28,910,466
Energy — 3.5%
Energy – Alternate Sources — 0.2%
Enviva, Inc.	16,292	470,513
Oil & Gas — 2.2%
Earthstone Energy, Inc. Class A (a)	21,341	277,647
Helmerich & Payne, Inc.	2,383	85,192
HF Sinclair Corp.	29,980	1,450,432
Magnolia Oil & Gas Corp. Class A	129,028	2,823,133
		4,636,404

	Number of Shares	Value
Oil & Gas Services — 1.1%
ChampionX Corp.	88,289	$2,395,280
		7,502,197
Financial — 29.7%
Banks — 16.3%
1st Source Corp.	31,748	1,369,926
Ameris Bancorp	18,701	684,083
Associated Banc-Corp.	103,219	1,855,878
Bank of Marin Bancorp	32,926	720,750
BankUnited, Inc.	72,288	1,632,263
Carter Bankshares, Inc. (a)	66,675	933,450
Comerica, Inc.	4,045	175,634
ConnectOne Bancorp, Inc.	14,655	259,100
CVB Financial Corp.	18,302	305,277
F.N.B. Corp.	112,166	1,301,126
First BanCorp	277,290	3,166,652
First Busey Corp.	46,434	944,468
First Interstate BancSystem, Inc. Class A	19,639	586,421
First Merchants Corp.	9,426	310,587
First Mid Bancshares, Inc.	4,018	109,370
HarborOne Bancorp, Inc.	125,437	1,530,331
Heritage Financial Corp.	80,802	1,729,163
Home BancShares, Inc.	55,475	1,204,362
Independent Bank Group, Inc.	33,657	1,560,002
Nicolet Bankshares, Inc. (a)	6,390	402,889
Old National Bancorp	105,329	1,518,844
Origin Bancorp, Inc.	9,955	320,053
PacWest Bancorp	8,639	84,057
Peoples Bancorp, Inc.	31,298	805,923
Premier Financial Corp.	80,345	1,665,552
QCR Holdings, Inc.	5,237	229,957
Sandy Spring Bancorp, Inc.	36,129	938,631
SouthState Corp.	19,007	1,354,439
Synovus Financial Corp.	27,337	842,800
Texas Capital Bancshares, Inc. (a)	37,450	1,833,552
Towne Bank	10,841	288,913
TriCo Bancshares	41,210	1,713,924
UMB Financial Corp.	14,361	828,917
Valley National Bancorp	106,857	987,359
Veritex Holdings, Inc.	23,028	420,491
		34,615,144
Diversified Financial Services — 0.8%
Enact Holdings, Inc.	5,795	132,474
Moelis & Co. Class A	41,799	1,606,753
		1,739,227
Insurance — 2.7%
Axis Capital Holdings Ltd.	21,880	1,192,897

The accompanying notes are an integral part of the financial statements.

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Hanover Insurance Group, Inc.	13,180	$1,693,630
Selective Insurance Group, Inc.	30,266	2,885,258
		5,771,785
Investment Companies — 0.6%
Compass Diversified Holdings (b)	59,948	1,143,808
Private Equity — 0.1%
Patria Investments Ltd. Class A	15,392	227,802
Real Estate Investment Trusts (REITS) — 6.4%
Broadstone Net Lease, Inc.	99,420	1,691,134
CareTrust REIT, Inc.	17,544	343,511
Easterly Government Properties, Inc.	16,074	220,857
Four Corners Property Trust, Inc.	23,359	627,423
Getty Realty Corp.	1,865	67,196
Highwoods Properties, Inc.	18,956	439,590
Independence Realty Trust, Inc.	75,390	1,208,502
Kite Realty Group Trust	28,191	589,756
National Health Investors, Inc.	6,540	337,333
National Storage Affiliates Trust	30,354	1,268,190
NETSTREIT Corp.	95,622	1,747,970
Physicians Realty Trust	147,170	2,197,248
STAG Industrial, Inc.	70,652	2,389,450
Summit Hotel Properties, Inc.	34,440	241,080
UMH Properties, Inc.	21,995	325,306
		13,694,546
Savings & Loans — 2.8%
Berkshire Hills Bancorp, Inc.	72,857	1,825,796
Pacific Premier Bancorp, Inc.	92,679	2,226,150
Provident Financial Services, Inc.	16,463	315,760
WSFS Financial Corp.	42,245	1,588,835
		5,956,541
		63,148,853
Industrial — 18.1%
Aerospace & Defense — 0.9%
Leonardo DRS, Inc. (a)	14,539	188,571
Spirit AeroSystems Holdings, Inc. Class A	51,430	1,775,878
		1,964,449
Building Materials — 1.4%
Hayward Holdings, Inc. (a)	30,163	353,510
Masonite International Corp. (a)	20,357	1,847,805
Mohawk Industries, Inc. (a)	2,443	244,838
Tecnoglass, Inc.	12,920	542,123
		2,988,276
Electrical Components & Equipment — 0.9%
Belden, Inc.	21,238	1,842,821
Electronics — 2.8%
Advanced Energy Industries, Inc.	1,020	99,960

	Number of Shares	Value
Avnet, Inc.	27,836	$1,258,187
Coherent Corp. (a)	49,020	1,866,682
TTM Technologies, Inc. (a)	134,257	1,811,127
Vontier Corp.	31,162	851,969
		5,887,925
Engineering & Construction — 3.7%
Arcosa, Inc.	34,369	2,169,028
Dycom Industries, Inc. (a)	30,156	2,824,109
Fluor Corp. (a)	61,051	1,887,087
Great Lakes Dredge & Dock Corp. (a)	183,280	995,210
		7,875,434
Environmental Controls — 0.9%
CECO Environmental Corp. (a)	7,974	111,556
Heritage-Crystal Clean, Inc. (a)	53,958	1,921,444
		2,033,000
Hand & Machine Tools — 0.1%
Luxfer Holdings PLC	9,596	162,172
Machinery – Diversified — 2.1%
Cactus, Inc. Class A	20,740	855,110
DXP Enterprises, Inc. (a)	11,437	307,884
Esab Corp.	4,008	236,753
Gates Industrial Corp. PLC (a)	61,512	854,402
Ichor Holdings Ltd. (a)	67,614	2,213,682
		4,467,831
Metal Fabricate & Hardware — 1.5%
Hillman Solutions Corp. (a)	250,067	2,105,564
The Timken Co.	14,508	1,185,594
		3,291,158
Miscellaneous - Manufacturing — 0.0%
DIRTT Environmental Solutions (a) (b)	61,401	32,727
Packaging & Containers — 1.8%
Graphic Packaging Holding Co.	67,843	1,729,318
Karat Packaging, Inc.	5,242	69,876
O-I Glass, Inc. (a)	68,900	1,564,719
Pactiv Evergreen, Inc.	55,707	445,656
		3,809,569
Transportation — 2.0%
ArcBest Corp.	25,460	2,353,013
Star Bulk Carriers Corp.	90,616	1,913,810
		4,266,823
		38,622,185
Technology — 6.0%
Computers — 0.3%
Unisys Corp. (a)	146,112	566,915
Semiconductors — 3.1%
Cohu, Inc. (a)	10,723	411,656

The accompanying notes are an integral part of the financial statements.

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
FormFactor, Inc. (a)	40,681	$1,295,690
Kulicke & Soffa Industries, Inc.	60,682	3,197,334
Magnachip Semiconductor Corp. (a)	149,800	1,390,144
MKS Instruments, Inc.	4,724	418,641
		6,713,465
Software — 2.6%
ACI Worldwide, Inc. (a)	59,970	1,617,991
CommVault Systems, Inc. (a)	19,417	1,101,720
Digital Turbine, Inc. (a)	25,698	317,627
Donnelley Financial Solutions, Inc. (a)	16,478	673,291
IBEX Holdings Ltd. (a)	9,487	231,483
Teradata Corp. (a)	39,022	1,571,806
		5,513,918
		12,794,298
Utilities — 2.1%
Electric — 1.2%
ALLETE, Inc.	5,161	332,214
IDACORP, Inc.	21,450	2,323,678
		2,655,892
Gas — 0.9%
Northwest Natural Holding Co.	2,920	138,876
Southwest Gas Holdings, Inc.	27,327	1,706,571
		1,845,447
		4,501,339

TOTAL COMMON STOCK (Cost $222,744,629)		211,011,022

TOTAL EQUITIES (Cost $222,744,629)		211,011,022

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	287,630	287,630

TOTAL MUTUAL FUNDS (Cost $287,630)		287,630

TOTAL LONG-TERM INVESTMENTS (Cost $223,032,259)		211,298,652

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (d)	$1,505,607	$1,505,607

TOTAL SHORT-TERM INVESTMENTS (Cost $1,505,607)		1,505,607

TOTAL INVESTMENTS — 99.9% (Cost $224,537,866) (e)		212,804,259

Other Assets/(Liabilities) — 0.1%		131,060

NET ASSETS — 100.0%		$212,935,319

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $1,616,096 or 0.76% of net assets. The Fund received $1,384,907 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $1,505,788. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $1,535,791.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
UBS AG	6/30/23	USD	375,182	SEK	3,875,199	$135

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Growth Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%
COMMON STOCK — 96.6%
Basic Materials — 0.9%
Chemicals — 0.6%
RPM International, Inc.	281,000	$24,514,440
The Sherwin-Williams Co.	38,838	8,729,617
		33,244,057
Iron & Steel — 0.3%
ATI, Inc. (a)	386,246	15,241,267
		48,485,324
Communications — 5.3%
Advertising — 1.5%
The Trade Desk, Inc. Class A (a)	1,276,537	77,753,869
Internet — 2.0%
Chewy, Inc. Class A (a) (b)	178,904	6,687,432
Match Group, Inc. (a)	178,000	6,833,420
Okta, Inc. (a)	246,752	21,279,892
Palo Alto Networks, Inc. (a)	228,198	45,580,268
Spotify Technology SA (a)	214,000	28,594,680
		108,975,692
Media — 1.2%
Liberty Media Corp-Liberty Formula One Class C (a)	657,000	49,163,310
Warner Bros Discovery, Inc. (a)	900,648	13,599,785
		62,763,095
Telecommunications — 0.6%
Arista Networks, Inc. (a)	134,865	22,638,439
Corning, Inc.	286,000	10,090,080
		32,728,519
		282,221,175
Consumer, Cyclical — 14.6%
Airlines — 0.8%
Southwest Airlines Co.	1,261,000	41,032,940
Apparel — 0.0%
On Holding AG, Class A (a)	56,000	1,737,680
Auto Parts & Equipment — 0.1%
Mobileye Global, Inc. Class A (a)	74,000	3,201,980
Entertainment — 0.7%
Caesars Entertainment, Inc. (a)	296,465	14,470,457
Live Nation Entertainment, Inc. (a)	73,451	5,141,570
Vail Resorts, Inc.	78,000	18,227,040
		37,839,067
Leisure Time — 0.4%
Planet Fitness, Inc. Class A (a)	290,487	22,562,125
Lodging — 2.6%
Boyd Gaming Corp.	175,838	11,274,733

	Number of Shares	Value
Hilton Worldwide Holdings, Inc.	434,000	$61,137,580
MGM Resorts International	1,454,000	64,586,680
		136,998,993
Retail — 9.6%
Advance Auto Parts, Inc.	67,230	8,175,840
Bath & Body Works, Inc.	635,000	23,228,300
Burlington Stores, Inc. (a)	407,730	82,402,233
Casey’s General Stores, Inc.	175,000	37,880,500
Chipotle Mexican Grill, Inc. (a)	24,451	41,769,399
Darden Restaurants, Inc.	64,923	10,073,453
Dollar General Corp.	222,093	46,741,693
Dollar Tree, Inc. (a)	339,000	48,663,450
Domino’s Pizza, Inc.	120,000	39,584,400
Five Below, Inc. (a)	153,000	31,513,410
Floor & Decor Holdings, Inc. Class A (a) (b)	22,024	2,163,197
Leslie’s, Inc. (a)	515,369	5,674,213
Lithia Motors, Inc.	48,588	11,123,251
Lululemon Athletica, Inc. (a)	27,000	9,833,130
O’Reilly Automotive, Inc. (a)	51,118	43,398,159
Ross Stores, Inc.	319,817	33,942,178
Tractor Supply Co.	48,096	11,304,484
Victoria’s Secret & Co. (a)	200,112	6,833,825
Yum! Brands, Inc.	106,000	14,000,480
		508,305,595
Toys, Games & Hobbies — 0.4%
Mattel, Inc. (a)	1,296,172	23,862,526
		775,540,906
Consumer, Non-cyclical — 29.9%
Beverages — 0.3%
The Boston Beer Co., Inc. Class A (a) (b)	45,000	14,791,500
Biotechnology — 3.5%
Alnylam Pharmaceuticals, Inc. (a)	212,000	42,467,840
Apellis Pharmaceuticals, Inc. (a)	169,000	11,147,240
Argenx SE ADR (a)	50,000	18,629,000
BioMarin Pharmaceutical, Inc. (a)	77,540	7,539,990
CRISPR Therapeutics AG (a) (b)	169,000	7,643,870
Horizon Therapeutics PLC (a)	211,000	23,028,540
Illumina, Inc. (a)	34,937	8,124,599
Ionis Pharmaceuticals, Inc. (a)	672,000	24,017,280
Karuna Therapeutics, Inc. (a)	71,000	12,896,440
Sarepta Therapeutics, Inc. (a)	59,118	8,148,234
Seagen, Inc. (a)	114,000	23,081,580
		186,724,613
Commercial Services — 8.2%
Block, Inc. (a)	124,362	8,537,451

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bright Horizons Family Solutions, Inc. (a)	360,263	$27,736,648
Cintas Corp.	52,453	24,268,954
CoStar Group, Inc. (a)	517,000	35,595,450
Equifax, Inc.	315,390	63,973,708
FleetCor Technologies, Inc. (a)	244,000	51,447,400
Global Payments, Inc.	143,143	15,064,369
MarketAxess Holdings, Inc.	103,000	40,302,870
Moody’s Corp.	26,820	8,207,456
Paylocity Holding Corp. (a)	162,000	32,202,360
Quanta Services, Inc.	111,604	18,597,691
TransUnion	793,203	49,289,635
United Rentals, Inc.	57,000	22,558,320
Verisk Analytics, Inc.	196,000	37,604,560
		435,386,872
Food — 0.4%
TreeHouse Foods, Inc. (a)	387,000	19,516,410
Health Care – Products — 12.7%
Alcon, Inc.	609,717	43,009,437
Align Technology, Inc. (a)	36,066	12,051,093
Avantor, Inc. (a)	2,346,000	49,594,440
Bruker Corp.	869,000	68,511,960
The Cooper Cos., Inc.	133,000	49,656,880
Edwards Lifesciences Corp. (a)	58,079	4,804,876
Enovis Corp. (a)	455,000	24,337,950
Exact Sciences Corp. (a)	312,849	21,214,291
Hologic, Inc. (a)	1,752,820	141,452,574
ICU Medical, Inc. (a) (b)	122,000	20,125,120
IDEXX Laboratories, Inc. (a)	40,928	20,467,274
Inspire Medical Systems, Inc. (a)	53,422	12,504,487
Insulet Corp. (a)	54,089	17,252,227
Natera, Inc. (a)	177,363	9,847,194
Novocure Ltd. (a) (b)	162,456	9,770,104
Quidelortho Corp. (a)	280,000	24,945,200
ResMed, Inc.	18,031	3,948,609
Teleflex, Inc.	420,041	106,400,586
West Pharmaceutical Services, Inc.	111,000	38,458,170
		678,352,472
Health Care – Services — 2.7%
Acadia Healthcare Co., Inc. (a)	503,000	36,341,750
agilon health, Inc. (a) (b)	185,000	4,393,750
Catalent, Inc. (a)	903,683	59,381,010
Humana, Inc.	44,634	21,668,021
Molina Healthcare, Inc. (a)	81,000	21,666,690
		143,451,221
Household Products & Wares — 1.2%
Avery Dennison Corp.	263,000	47,058,590

	Number of Shares	Value
Reynolds Consumer Products, Inc.	576,000	$15,840,000
		62,898,590
Pharmaceuticals — 0.9%
Ascendis Pharma A/S ADR (a)	128,000	13,724,160
Dentsply Sirona, Inc.	355,000	13,944,400
DexCom, Inc. (a)	178,300	20,714,894
		48,383,454
		1,589,505,132
Energy — 4.0%
Energy – Alternate Sources — 0.7%
Array Technologies, Inc. (a)	653,270	14,293,547
Shoals Technologies Group, Inc. Class A (a)	607,776	13,851,215
SolarEdge Technologies, Inc. (a)	33,644	10,226,094
		38,370,856
Oil & Gas — 2.8%
Coterra Energy, Inc.	1,561,056	38,308,314
Devon Energy Corp.	213,000	10,779,930
EQT Corp.	249,000	7,945,590
Permian Resources Corp.	1,090,416	11,449,368
Pioneer Natural Resources Co.	195,000	39,826,800
SM Energy Co.	516,474	14,543,909
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $652,320) (a) (c) (d) (e)	216	3,699,734
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $4,872,708) (a) (c) (d) (e)	1,328	22,746,515
		149,300,160
Pipelines — 0.5%
Cheniere Energy, Inc.	170,000	26,792,000
		214,463,016
Financial — 5.2%
Diversified Financial Services — 2.0%
Apollo Global Management, Inc.	159,235	10,057,283
Cboe Global Markets, Inc.	51,000	6,846,240
Intercontinental Exchange, Inc.	353,000	36,814,370
Raymond James Financial, Inc.	141,000	13,151,070
Tradeweb Markets, Inc. Class A	507,000	40,063,140
		106,932,103
Insurance — 2.1%
Aon PLC Class A	145,860	45,988,199
Assurant, Inc.	308,000	36,981,560
Axis Capital Holdings Ltd.	279,000	15,211,080
Kemper Corp.	142,000	7,761,720
Markel Corp. (a)	5,000	6,387,050
		112,329,609

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Private Equity — 1.1%
KKR & Co., Inc.	1,160,817	$60,966,109
		280,227,821
Industrial — 16.7%
Building Materials — 1.1%
Builders FirstSource, Inc. (a)	121,344	10,772,920
Eagle Materials, Inc.	50,769	7,450,351
Martin Marietta Materials, Inc.	120,000	42,607,200
		60,830,471
Electrical Components & Equipment — 0.5%
Littelfuse, Inc.	30,000	8,042,700
Universal Display Corp.	116,947	18,141,988
		26,184,688
Electronics — 5.3%
Agilent Technologies, Inc.	833,098	115,250,777
Amphenol Corp. Class A	499,630	40,829,764
Fortive Corp.	837,000	57,058,290
Keysight Technologies, Inc. (a)	363,000	58,617,240
National Instruments Corp.	247,000	12,945,270
		284,701,341
Engineering & Construction — 0.3%
MasTec, Inc. (a)	151,925	14,347,797
Environmental Controls — 0.7%
Waste Connections, Inc.	259,896	36,143,737
Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	85,543	6,893,055
Machinery – Construction & Mining — 0.3%
BWX Technologies, Inc.	245,000	15,444,800
Machinery – Diversified — 3.3%
Cognex Corp.	349,000	17,292,950
Esab Corp.	438,000	25,872,660
IDEX Corp.	139,000	32,113,170
Ingersoll Rand, Inc.	1,679,000	97,684,220
		172,963,000
Miscellaneous - Manufacturing — 1.7%
Textron, Inc.	1,269,000	89,629,470
Packaging & Containers — 1.7%
Ball Corp.	1,047,000	57,700,170
Sealed Air Corp.	745,000	34,202,950
		91,903,120
Transportation — 1.7%
J.B. Hunt Transport Services, Inc.	350,000	61,411,000
Knight-Swift Transportation Holdings, Inc.	275,676	15,597,748
XPO, Inc. (a)	357,121	11,392,160
		88,400,908
		887,442,387

	Number of Shares	Value
Technology — 20.0%
Computers — 3.3%
Crowdstrike Holdings, Inc. Class A (a)	259,000	$35,550,340
EPAM Systems, Inc. (a)	60,649	18,134,051
Fortinet, Inc. (a)	1,091,000	72,507,860
Genpact Ltd.	416,070	19,230,755
KBR, Inc.	437,677	24,094,119
Leidos Holdings, Inc.	49,000	4,510,940
		174,028,065
Semiconductors — 7.2%
KLA Corp.	128,995	51,490,934
Lam Research Corp.	35,240	18,681,429
Lattice Semiconductor Corp. (a)	296,000	28,268,000
Marvell Technology, Inc.	2,191,561	94,894,591
Microchip Technology, Inc.	1,762,190	147,636,278
Monolithic Power Systems, Inc.	27,371	13,700,281
NXP Semiconductor NV	37,000	6,899,575
SiTime Corp. (a) (b)	64,711	9,203,846
Wolfspeed, Inc. (a) (b)	219,240	14,239,638
		385,014,572
Software — 9.5%
Atlassian Corp. (a)	157,830	27,015,761
Autodesk, Inc. (a)	31,921	6,644,675
Bills Holdings, Inc. (a)	215,310	17,470,253
Black Knight, Inc. (a)	569,000	32,751,640
Broadridge Financial Solutions, Inc.	156,000	22,864,920
CCC Intelligent Solutions Holdings, Inc. (a)	2,180,000	19,554,600
Clear Secure Inc. Class A (b)	241,000	6,306,970
Confluent, Inc. Class A (a)	148,000	3,562,360
Doximity, Inc. Class A (a) (b)	284,000	9,195,920
Fair Isaac Corp. (a)	102,372	71,935,781
Guidewire Software, Inc. (a)	29,163	2,392,824
HashiCorp, Inc. Class A (a)	75,000	2,196,750
HubSpot, Inc. (a)	45,411	19,469,966
MongoDB, Inc. (a)	36,000	8,392,320
MSCI, Inc.	45,828	25,649,473
Paycom Software, Inc. (a)	35,503	10,793,267
PTC, Inc. (a)	285,000	36,545,550
Roper Technologies, Inc.	91,000	40,102,790
Synopsys, Inc. (a)	138,000	53,302,500
Veeva Systems, Inc. Class A (a)	423,074	77,756,771
Workday, Inc. Class A (a)	48,712	10,060,977
		503,966,068
		1,063,008,705

TOTAL COMMON STOCK (Cost $4,295,226,593)		5,140,894,466

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.4%
Consumer, Cyclical — 0.0%
Auto Manufacturers — 0.0%
Nuro, Inc., Series D (Acquired 10/29/21, Cost $3,125,295) (a) (c) (d) (e)	149,925	$2,080,959
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.0%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $3,678,889) (a) (c) (d) (e)	77,608	3,929,293
Health Care – Services — 0.1%
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $5,006,003) (a) (c) (d) (e)	618,025	4,066,605
		7,995,898
Financial — 0.1%
Investment Companies — 0.1%
Maplebear, Inc., Series E (Acquired 11/19/21-12/01/21, Cost $10,196,717) (a) (c) (d) (e)	84,807	3,137,859
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $1,765,375) (a) (c) (d) (e)	14,123	522,551
		3,660,410
Industrial — 0.1%
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $7,310,569) (a) (c) (d) (e)	177,128	5,521,080
Technology — 0.1%
Software — 0.1%
Databricks, Inc., Series H (Acquired 8/31/21, Cost $3,472,860) (a) (c) (d) (e)	47,260	2,835,600

TOTAL PREFERRED STOCK (Cost $34,555,706)		22,093,947

TOTAL EQUITIES (Cost $4,329,782,299)		5,162,988,413

	Number of Shares	Value
MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	15,283,994	$15,283,994

TOTAL MUTUAL FUNDS (Cost $15,283,994)		15,283,994

TOTAL LONG-TERM INVESTMENTS (Cost $4,345,066,293)		5,178,272,407

SHORT-TERM INVESTMENTS — 2.8%
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund	66,064	66,064
	Principal Amount
Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (g)	$148,773,036	148,773,036

TOTAL SHORT-TERM INVESTMENTS (Cost $148,839,100)		148,839,100

TOTAL INVESTMENTS — 100.1% (Cost $4,493,905,393) (h)		5,327,111,507

Other Assets/(Liabilities) — (0.1)%		(6,025,785)

NET ASSETS — 100.0%		$5,321,085,722

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $60,831,204 or 1.14% of net assets. The Fund received $47,018,684 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment is valued using significant unobservable inputs.
(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $48,540,196 or 0.91% of net assets.

(e)

Restricted security. Certain securities are restricted as to resale. At March 31, 2023, these securities amounted to a value of $48,540,196 or 0.91% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $148,790,889. Collateralized by U.S. Government Agency obligations with rates ranging from 3.875% - 4.815%, maturity dates ranging from 10/31/24 - 3/31/25, and an aggregate market value, including accrued interest, of $151,748,543.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.4%
COMMON STOCK — 96.4%
Basic Materials — 3.1%
Chemicals — 2.5%
Cabot Corp.	94,724	$7,259,647
Livent Corp. (a) (b)	263,010	5,712,577
Methanex Corp. (b)	53,197	2,475,256
Olin Corp.	50,135	2,782,493
		18,229,973
Iron & Steel — 0.6%
ATI, Inc. (a)	79,368	3,131,862
Commercial Metals Co.	29,048	1,420,447
		4,552,309
		22,782,282
Communications — 3.5%
Internet — 1.8%
Cargurus, Inc. (a)	133,513	2,494,023
Criteo SA Sponsored ADR (a)	72,666	2,289,342
Eventbrite, Inc. Class A (a) (b)	165,945	1,423,808
Perficient, Inc. (a)	47,505	3,429,386
Squarespace, Inc. Class A (a)	34,500	1,096,065
Ziff Davis, Inc. (a)	34,797	2,715,906
		13,448,530
Media — 0.8%
The New York Times Co. Class A	66,116	2,570,590
World Wrestling Entertainment, Inc. Class A (b)	32,819	2,995,062
		5,565,652
Telecommunications — 0.9%
Calix, Inc. (a)	81,523	4,368,818
Viavi Solutions, Inc. (a)	195,521	2,117,492
		6,486,310
		25,500,492
Consumer, Cyclical — 14.0%
Apparel — 2.7%
Carter’s, Inc. (b)	18,946	1,362,596
Crocs, Inc. (a)	63,447	8,022,239
Deckers Outdoor Corp. (a)	3,303	1,484,864
On Holding AG, Class A (a) (b)	56,881	1,765,017
Oxford Industries, Inc.	46,254	4,883,960
Steven Madden Ltd.	61,878	2,227,608
		19,746,284
Auto Parts & Equipment — 0.9%
Visteon Corp. (a)	42,359	6,643,162
Distribution & Wholesale — 1.0%
H&E Equipment Services, Inc.	79,617	3,521,460

	Number of Shares	Value
WESCO International, Inc.	26,187	$4,046,939
		7,568,399
Entertainment — 1.0%
Cinemark Holdings, Inc. (a)	115,835	1,713,200
DraftKings, Inc. Class A (a)	61,628	1,193,118
Red Rock Resorts, Inc. Class A	107,706	4,800,456
		7,706,774
Food Services — 0.4%
Sovos Brands, Inc. (a)	159,861	2,666,481
Home Builders — 1.6%
Century Communities, Inc.	43,227	2,763,070
Skyline Champion Corp. (a)	85,493	6,431,638
Taylor Morrison Home Corp. (a)	76,406	2,923,294
		12,118,002
Leisure Time — 1.3%
Acushnet Holdings Corp. (b)	43,543	2,218,080
Planet Fitness, Inc. Class A (a)	42,280	3,283,888
YETI Holdings, Inc. (a)	98,913	3,956,520
		9,458,488
Lodging — 0.4%
Boyd Gaming Corp.	48,678	3,121,233
Retail — 4.7%
Academy Sports & Outdoors, Inc.	56,423	3,681,601
Boot Barn Holdings, Inc. (a)	43,414	3,327,249
Denny’s Corp. (a)	114,936	1,282,686
Freshpet, Inc. (a)	16,400	1,085,516
Nu Skin Enterprises, Inc. Class A	50,689	1,992,585
Patrick Industries, Inc.	29,471	2,027,900
Rush Enterprises, Inc. Class A	87,193	4,760,738
Texas Roadhouse, Inc.	31,424	3,395,677
Victoria’s Secret & Co. (a)	57,150	1,951,672
Wingstop, Inc.	59,809	10,979,736
		34,485,360
		103,514,183
Consumer, Non-cyclical — 24.8%
Beverages — 1.2%
Celsius Holdings, Inc. (a)	66,667	6,196,031
MGP Ingredients, Inc. (b)	24,049	2,326,019
		8,522,050
Biotechnology — 6.6%
Adicet Bio, Inc. (a) (b)	38,246	220,297
Akero Therapeutics, Inc. (a)	44,690	1,709,839
Amicus Therapeutics, Inc. (a)	188,010	2,085,031
Apellis Pharmaceuticals, Inc. (a)	59,121	3,899,621
Blueprint Medicines Corp. (a)	25,800	1,160,742
Celldex Therapeutics, Inc. (a)	25,693	924,434
Crinetics Pharmaceuticals, Inc. (a)	112,306	1,803,634

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cytokinetics, Inc. (a)	102,975	$3,623,690
Halozyme Therapeutics, Inc. (a)	101,780	3,886,978
Immatics NV (a) (b)	180,788	1,247,437
Immunocore Holdings PLC ADR (a) (b)	20,160	996,710
Intellia Therapeutics, Inc. (a)	30,473	1,135,729
Intra-Cellular Therapies, Inc. (a)	79,509	4,305,412
IVERIC bio, Inc. (a)	62,905	1,530,479
Karuna Therapeutics, Inc. (a)	18,370	3,336,727
Kymera Therapeutics, Inc. (a)	52,954	1,569,027
Myriad Genetics, Inc. (a)	101,180	2,350,412
Prothena Corp. PLC (a)	20,599	998,434
PTC Therapeutics, Inc. (a)	40,321	1,953,149
Relay Therapeutics, Inc. (a)	49,960	822,841
Revolution Medicines, Inc. (a)	85,221	1,845,887
Rocket Pharmaceuticals, Inc. (a)	99,819	1,709,900
Sage Therapeutics, Inc. (a)	14,384	603,553
Syndax Pharmaceuticals, Inc. (a)	82,717	1,746,983
TransMedics Group, Inc. (a)	10,130	767,145
Veracyte, Inc. (a)	66,337	1,479,315
Zentalis Pharmaceuticals, Inc. (a)	43,427	746,944
		48,460,350
Commercial Services — 3.6%
Cross Country Healthcare, Inc. (a)	103,372	2,307,263
European Wax Center, Inc.	84,617	1,607,723
H&R Block, Inc.	61,279	2,160,085
HealthEquity, Inc. (a)	31,821	1,868,211
Herc Holdings, Inc.	30,093	3,427,592
Paylocity Holding Corp. (a)	9,651	1,918,426
TriNet Group, Inc. (a)	57,793	4,658,694
WillScot Mobile Mini Holdings Corp. (a)	176,151	8,257,959
		26,205,953
Cosmetics & Personal Care — 1.2%
elf Beauty, Inc. (a)	108,801	8,959,763
Food — 0.7%
Performance Food Group Co. (a)	55,576	3,353,456
The Simply Good Foods Co. (a)	48,125	1,913,931
		5,267,387
Health Care – Products — 7.0%
10X Genomics, Inc. Class A (a)	30,262	1,688,317
AtriCure, Inc. (a)	17,779	736,940
Axonics Inc. (a)	78,071	4,259,554
Glaukos Corp. (a)	97,396	4,879,540
Globus Medical, Inc. Class A (a)	30,807	1,744,908
Haemonetics Corp. (a)	69,098	5,717,859
ICU Medical, Inc. (a) (b)	12,610	2,080,146
Inari Medical, Inc. (a)	71,972	4,443,551

	Number of Shares	Value
Inspire Medical Systems, Inc. (a)	45,643	$10,683,657
iRhythm Technologies, Inc. (a)	15,540	1,927,426
Lantheus Holdings, Inc. (a)	11,277	931,029
Omnicell, Inc. (a)	34,592	2,029,513
Repligen Corp. (a)	14,105	2,374,718
Shockwave Medical, Inc. (a)	33,805	7,329,938
Silk Road Medical, Inc. (a)	28,087	1,099,044
		51,926,140
Health Care – Services — 2.8%
Acadia Healthcare Co., Inc. (a)	117,512	8,490,242
Amedisys, Inc. (a)	23,068	1,696,651
Encompass Health Corp.	29,349	1,587,781
Medpace Holdings, Inc. (a)	19,080	3,587,994
Surgery Partners, Inc. (a)	150,542	5,189,183
		20,551,851
Pharmaceuticals — 1.7%
Aclaris Therapeutics, Inc. (a)	127,487	1,031,370
Ascendis Pharma A/S ADR (a)	5,609	601,397
BellRing Brands, Inc. (a)	73,776	2,508,384
Bioxcel Therapeutics, Inc. (a) (b)	22,925	427,781
Harmony Biosciences Holdings, Inc. (a)	25,626	836,689
Merus NV (a) (b)	43,176	794,438
Option Care Health, Inc. (a)	95,365	3,029,746
Revance Therapeutics, Inc. (a)	35,716	1,150,412
Vaxcyte, Inc. (a)	28,930	1,084,296
Verona Pharma PLC ADR (a)	61,719	1,239,318
		12,703,831
		182,597,325
Energy — 5.5%
Energy – Alternate Sources — 0.8%
Maxeon Solar Technologies Ltd. (a) (b)	36,823	977,282
Shoals Technologies Group, Inc. Class A (a)	221,068	5,038,140
		6,015,422
Oil & Gas — 4.3%
Chord Energy Corp.	49,152	6,615,859
Magnolia Oil & Gas Corp. Class A	87,506	1,914,631
Matador Resources Co.	80,842	3,852,121
PBF Energy, Inc. Class A	49,506	2,146,580
PDC Energy, Inc.	50,957	3,270,420
Seadrill Ltd. (a)	29,209	1,173,034
Sitio Royalties Corp. Class A	194,842	4,403,429
Viper Energy Partners LP (c)	218,218	6,110,104
Weatherford International PLC (a)	28,501	1,691,535
		31,177,713
Oil & Gas Services — 0.3%
Aris Water Solutions, Inc. (b)	79,046	615,768

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TechnipFMC PLC (a)	133,387	$1,820,733
		2,436,501
Pipelines — 0.1%
New Fortress Energy, Inc. (b)	20,286	597,017
		40,226,653
Financial — 10.4%
Banks — 1.6%
Ameris Bancorp	59,379	2,172,084
Atlantic Union Bankshares Corp.	55,199	1,934,725
Cadence Bank	85,005	1,764,704
First Interstate BancSystem, Inc. Class A	65,875	1,967,027
National Bank Holdings Corp. Class A	60,092	2,010,678
Seacoast Banking Corp. of Florida	82,531	1,955,985
		11,805,203
Diversified Financial Services — 3.3%
Air Lease Corp.	72,287	2,845,939
Bread Financial Holdings, Inc.	30,388	921,364
Evercore, Inc. Class A	23,495	2,710,853
Hamilton Lane, Inc. Class A	78,283	5,791,376
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	141,174	4,037,577
PJT Partners, Inc. Class A	56,915	4,108,694
PRA Group, Inc. (a)	58,594	2,282,822
StepStone Group, Inc. Class A	82,888	2,011,692
		24,710,317
Insurance — 2.1%
Assured Guaranty Ltd.	47,885	2,407,179
The Hanover Insurance Group, Inc.	6,287	807,880
Kemper Corp.	43,778	2,392,905
Kinsale Capital Group, Inc.	18,106	5,434,516
MGIC Investment Corp.	159,278	2,137,511
Selective Insurance Group, Inc.	23,468	2,237,204
		15,417,195
Real Estate — 0.3%
McGrath RentCorp	22,189	2,070,456
Real Estate Investment Trusts (REITS) — 3.1%
Centerspace	2,887	157,717
Douglas Emmett, Inc.	101,306	1,249,103
Essential Properties Realty Trust, Inc.	98,368	2,444,445
National Storage Affiliates Trust	47,581	1,987,934
Outfront Media, Inc.	82,666	1,341,669
Phillips Edison & Co., Inc.	165,398	5,395,282
PotlatchDeltic Corp.	55,566	2,750,517
Ryman Hospitality Properties, Inc.	39,336	3,529,619
Terreno Realty Corp.	33,558	2,167,847

	Number of Shares	Value
Xenia Hotels & Resorts, Inc.	140,053	$1,833,294
		22,857,427
		76,860,598
Industrial — 17.1%
Aerospace & Defense — 2.4%
Curtiss-Wright Corp.	48,928	8,624,049
Hexcel Corp.	43,182	2,947,172
Leonardo DRS, Inc. (a) (b)	138,847	1,800,846
Mercury Systems, Inc. (a)	40,393	2,064,890
Spirit AeroSystems Holdings, Inc. Class A	71,702	2,475,870
		17,912,827
Building Materials — 0.7%
The AZEK Co., Inc (a)	126,723	2,983,059
Louisiana-Pacific Corp.	38,112	2,066,052
		5,049,111
Electrical Components & Equipment — 1.8%
Acuity Brands, Inc.	20,891	3,817,413
Novanta, Inc. (a) (b)	56,804	9,036,948
		12,854,361
Electronics — 0.5%
Atkore, Inc. (a)	16,565	2,327,051
Badger Meter, Inc.	13,270	1,616,552
		3,943,603
Engineering & Construction — 2.3%
Comfort Systems USA, Inc.	53,653	7,831,192
EMCOR Group, Inc.	9,224	1,499,730
Fluor Corp. (a)	247,463	7,649,081
		16,980,003
Environmental Controls — 2.0%
Casella Waste Systems, Inc. Class A (a)	79,049	6,534,190
Clean Harbors, Inc. (a)	57,008	8,127,061
		14,661,251
Hand & Machine Tools — 0.3%
Kennametal, Inc.	84,449	2,329,103
Machinery – Diversified — 3.3%
Albany International Corp. Class A	18,567	1,659,147
Applied Industrial Technologies, Inc.	50,636	7,196,895
Cactus, Inc. Class A	70,329	2,899,664
Chart Industries, Inc. (a) (b)	13,917	1,745,192
Esab Corp.	27,434	1,620,526
Flowserve Corp.	71,484	2,430,456
The Middleby Corp. (a)	15,082	2,211,172
Zurn Elkay Water Solutions Corp.	221,808	4,737,819
		24,500,871

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 1.4%
Helios Technologies, Inc.	30,904	$2,021,122
RBC Bearings, Inc. (a)	10,225	2,379,664
Valmont Industries, Inc.	17,766	5,672,328
		10,073,114
Packaging & Containers — 0.9%
Graphic Packaging Holding Co.	264,495	6,741,978
Transportation — 1.2%
Kirby Corp. (a)	37,378	2,605,247
RXO, Inc. (a)	124,681	2,448,735
Saia, Inc. (a)	13,744	3,739,467
		8,793,449
Trucking & Leasing — 0.3%
GATX Corp.	22,780	2,506,256
		126,345,927
Technology — 16.7%
Computers — 3.0%
CyberArk Software Ltd. (a)	33,442	4,948,747
Exlservice Holdings, Inc. (a)	54,755	8,861,001
KBR, Inc.	54,218	2,984,701
Rapid7, Inc. (a)	35,789	1,643,073
WNS Holdings Ltd. ADR (a)	44,310	4,128,363
		22,565,885
Semiconductors — 6.2%
Allegro MicroSystems, Inc. (a)	55,064	2,642,521
Axcelis Technologies, Inc. (a)	21,704	2,892,058
Cirrus Logic, Inc. (a)	25,140	2,749,813
Diodes, Inc. (a)	25,779	2,391,260
FormFactor, Inc. (a)	66,169	2,107,483
Impinj, Inc. (a)	53,752	7,284,471
Lattice Semiconductor Corp. (a)	80,253	7,664,162
MACOM Technology Solutions Holdings, Inc. (a)	37,675	2,668,897
MKS Instruments, Inc.	9,308	824,875
Power Integrations, Inc.	46,347	3,922,810
Silicon Laboratories, Inc. (a)	17,294	3,028,007
SiTime Corp. (a) (b)	24,270	3,451,922
Synaptics, Inc. (a)	35,756	3,974,279
		45,602,558
Software — 7.5%
Altair Engineering, Inc. Class A (a)	22,121	1,595,145
Clearwater Analytics Holdings, Inc. Class A (a) (b)	76,875	1,226,925
DoubleVerify Holdings, Inc. (a)	171,305	5,164,846
Duolingo, Inc. (a)	28,087	4,004,925
Evolent Health, Inc. Class A (a)	82,215	2,667,877
Five9, Inc. (a)	24,339	1,759,466

	Number of Shares	Value
Gitlab, Inc. Class A (a) (b)	28,170	$965,949
HashiCorp, Inc. Class A (a)	28,733	841,590
Jamf Holding Corp. (a)	243,169	4,722,342
Manhattan Associates, Inc. (a)	61,769	9,564,930
New Relic, Inc. (a)	35,369	2,662,932
PowerSchool Holdings, Inc. Class A (a)	141,783	2,810,139
Privia Health Group, Inc. (a)	68,322	1,886,370
RingCentral, Inc. Class A (a)	35,071	1,075,628
Samsara, Inc. Class A (a)	75,329	1,485,488
Smartsheet, Inc. Class A (a)	72,439	3,462,584
Sprout Social, Inc. Class A (a)	65,022	3,958,539
Verra Mobility Corp. (a) (b)	313,155	5,298,583
		55,154,258
		123,322,701
Utilities — 1.3%
Electric — 1.0%
Ameresco, Inc. Class A (a)	45,017	2,215,737
Atlantica Sustainable Infrastructure PLC	77,860	2,301,542
Portland General Electric Co.	57,098	2,791,521
		7,308,800
Gas — 0.3%
ONE Gas, Inc.	26,145	2,071,468
		9,380,268

TOTAL COMMON STOCK (Cost $677,481,995)		710,530,429

TOTAL EQUITIES (Cost $677,481,995)		710,530,429

MUTUAL FUNDS — 2.6%
Diversified Financial Services — 2.6%
iShares Russell 2000 ETF (b)	29,779	5,312,573
iShares Russell 2000 Growth ETF (b)	14,007	3,177,068
State Street Navigator Securities Lending Government Money Market Portfolio (d)	10,226,490	10,226,490
		18,716,131

TOTAL MUTUAL FUNDS (Cost $18,929,316)		18,716,131

TOTAL LONG-TERM INVESTMENTS (Cost $696,411,311)		729,246,560

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (e)	$17,769,041	$17,769,041

TOTAL SHORT-TERM INVESTMENTS (Cost $17,769,041)		17,769,041

TOTAL INVESTMENTS — 101.4% (Cost $714,180,352) (f)		747,015,601

Other Assets/(Liabilities) — (1.4)%		(10,194,741)

NET ASSETS — 100.0%		$736,820,860

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $33,483,621 or 4.54% of net assets. The Fund received $24,017,220 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $17,771,173. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $18,124,643.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Overseas Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%
COMMON STOCK — 98.1%
Australia — 1.3%
Glencore PLC	448,300	$2,578,669
Orica Ltd.	84,729	875,578
Rio Tinto PLC	41,382	2,804,669
		6,258,916
Belgium — 1.2%
Anheuser-Busch InBev SA	53,000	3,534,135
KBC Group NV	29,817	2,049,956
		5,584,091
Canada — 3.2%
Canadian National Railway Co.	36,554	4,312,276
Intact Financial Corp.	15,052	2,154,168
Open Text Corp.	86,890	3,351,517
Restaurant Brands International, Inc. (a)	9,800	657,972
Suncor Energy, Inc.	57,590	1,787,996
The Toronto-Dominion Bank	55,987	3,353,420
		15,617,349
China — 3.5%
Alibaba Group Holding Ltd. (b)	312,540	3,974,792
Meituan Class B (b) (c)	6,910	125,511
NetEase, Inc.	127,400	2,251,815
Prosus NV (b)	48,523	3,794,620
Tencent Holdings Ltd.	66,000	3,224,981
Vipshop Holdings Ltd. ADR (b)	88,804	1,348,045
Yum China Holdings, Inc.	37,498	2,376,998
		17,096,762
Denmark — 2.7%
Carlsberg A/S Class B	18,491	2,859,081
DSV A/S	10,810	2,086,508
Novo Nordisk A/S Class B	50,680	8,042,541
		12,988,130
France — 16.2%
Accor SA (b)	109,270	3,555,380
Air Liquide SA	53,224	8,916,584
BNP Paribas SA	84,931	5,079,701
Capgemini SE	49,579	9,221,997
Cie de Saint-Gobain	56,826	3,235,542
Cie Generale des Etablissements Michelin SCA	67,960	2,080,106
Danone SA	40,100	2,492,943
Dassault Systemes SE	42,725	1,764,540
Edenred	24,600	1,455,500
Engie SA	268,585	4,247,591
EssilorLuxottica SA	26,807	4,839,371
Kering SA	4,825	3,149,068

	Number of Shares	Value
L’Oreal SA	6,043	$2,703,650
Legrand SA	30,339	2,775,088
LVMH Moet Hennessy Louis Vuitton SE	9,408	8,622,034
Pernod Ricard SA	25,091	5,685,114
Publicis Groupe SA	30,369	2,372,598
Valeo	126,430	2,601,753
Worldline SA (b) (c)	83,700	3,557,193
		78,355,753
Germany — 16.1%
adidas AG	18,745	3,309,640
Allianz SE Registered	18,125	4,184,012
Bayer AG Registered	146,453	9,328,475
Bayerische Motoren Werke AG	40,385	4,421,824
Beiersdorf AG	42,873	5,577,524
Brenntag SE	4,000	300,286
Continental AG	58,280	4,355,921
Daimler Truck Holding AG (b)	103,061	3,480,669
Deutsche Boerse AG	31,095	6,051,755
Fresenius Medical Care AG & Co. KGaA	77,321	3,279,063
Fresenius SE & Co. KGaA	139,100	3,749,669
Henkel AG & Co. KGaA	36,600	2,661,514
Mercedes-Benz Group AG Registered	67,573	5,190,808
Merck KGaA	29,259	5,439,844
MTU Aero Engines AG	8,304	2,076,599
SAP SE	76,786	9,659,464
Siemens AG Registered	20,800	3,366,870
thyssenkrupp AG	194,417	1,395,680
		77,829,617
Hong Kong — 2.6%
AIA Group Ltd.	627,800	6,596,534
Prudential PLC	420,474	5,750,525
		12,347,059
India — 1.5%
Axis Bank Ltd.	98,005	1,023,834
HDFC Bank Ltd.	99,921	1,963,778
Housing Development Finance Corp. Ltd.	71,549	2,287,782
Tata Consultancy Services Ltd.	51,297	2,007,897
		7,283,291
Ireland — 1.4%
Ryanair Holdings PLC Sponsored ADR (b)	73,010	6,884,113
Israel — 0.8%
Check Point Software Technologies Ltd. (b)	30,943	4,022,590

The accompanying notes are an integral part of the financial statements.

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Italy — 2.6%
Eni SpA	233,243	$3,267,220
Intesa Sanpaolo SpA	3,545,209	9,124,083
		12,391,303
Japan — 9.8%
Daikin Industries Ltd.	26,500	4,751,110
Denso Corp.	60,700	3,426,456
Fujitsu Ltd.	11,900	1,608,464
Hitachi Ltd.	117,100	6,436,638
Hoya Corp.	26,200	2,897,279
Koito Manufacturing Co. Ltd. (a)	120,700	2,286,155
Komatsu Ltd.	76,900	1,907,810
Kose Corp.	27,800	3,301,951
Kubota Corp.	94,800	1,436,031
Kyocera Corp.	64,400	3,359,466
Olympus Corp.	170,200	2,989,061
Shin-Etsu Chemical Co. Ltd.	58,000	1,881,204
SMC Corp.	6,300	3,340,240
Sony Group Corp.	52,000	4,727,540
Terumo Corp.	102,200	2,759,040
		47,108,445
Luxembourg — 0.2%
Eurofins Scientific SE (a)	13,500	905,799
Netherlands — 3.1%
Akzo Nobel NV	70,711	5,519,151
EXOR NV (b)	42,500	3,502,174
ING Groep NV	331,822	3,947,711
Randstad NV (a)	34,296	2,036,004
		15,005,040
Portugal — 0.4%
Galp Energia SGPS SA	168,523	1,912,045
Republic of Korea — 1.1%
NAVER Corp.	22,365	3,520,578
Samsung Electronics Co. Ltd.	31,618	1,567,883
		5,088,461
Singapore — 0.8%
DBS Group Holdings, Ltd.	153,200	3,807,359
Spain — 1.3%
Amadeus IT Group SA (b)	91,314	6,114,080
Sweden — 1.2%
Sandvik AB	34,100	724,672
SKF AB Class B (a)	142,600	2,813,913
Volvo AB Class B (a)	119,200	2,458,625
		5,997,210
Switzerland — 6.9%
Cie Financiere Richemont SA Registered Class A	44,764	7,175,709

	Number of Shares	Value
Julius Baer Group Ltd.	38,752	$2,653,325
Novartis AG Registered	73,959	6,789,797
Schindler Holding AG	4,825	1,067,338
Sika AG Registered	9,023	2,532,631
Sonova Holding AG Registered	7,257	2,139,969
The Swatch Group AG	3,925	1,349,579
UBS Group AG Registered	228,878	4,833,024
Zurich Insurance Group AG	9,705	4,643,756
		33,185,128
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	36,140	3,361,743
United Kingdom — 10.5%
Ashtead Group PLC	29,900	1,831,918
CNH Industrial NV	241,697	3,697,320
Compass Group PLC	292,686	7,359,276
Diageo PLC	101,777	4,542,346
Informa PLC	201,300	1,720,224
Liberty Global PLC Class A (b)	110,700	2,158,650
Lloyds Banking Group PLC	8,293,497	4,892,711
London Stock Exchange Group PLC	38,119	3,704,565
Reckitt Benckiser Group PLC	51,693	3,927,352
RELX PLC	162,449	5,258,858
Rolls-Royce Holdings PLC (b)	1,188,235	2,194,575
Schroders PLC	582,464	3,319,120
Smiths Group PLC	39,056	827,694
Tesco PLC	860,921	2,823,031
WPP PLC	190,744	2,263,027
		50,520,667
United States — 9.0%
Experian PLC	131,810	4,338,552
Holcim AG	47,484	3,063,051
Linde PLC	12,162	4,272,692
Nestle SA Registered	88,128	10,758,385
QIAGEN NV (b)	53,076	2,412,670
Roche Holding AG	33,739	9,655,676
Schneider Electric SE	53,195	8,892,552
		43,393,578

TOTAL COMMON STOCK (Cost $405,073,560)		473,058,529

The accompanying notes are an integral part of the financial statements.

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.5%
Republic of Korea — 0.5%
Samsung Electronics Co. Ltd. 1.760%	63,000	$2,630,776

TOTAL PREFERRED STOCK (Cost $3,437,511)		2,630,776

TOTAL EQUITIES (Cost $408,511,071)		475,689,305

MUTUAL FUNDS — 1.5%
United States — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	7,037,607	7,037,607

TOTAL MUTUAL FUNDS (Cost $7,037,607)		7,037,607

TOTAL LONG-TERM INVESTMENTS (Cost $415,548,678)		482,726,912

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (e)	$5,712,500	5,712,500

TOTAL SHORT-TERM INVESTMENTS (Cost $5,712,500)		5,712,500

TOTAL INVESTMENTS — 101.3% (Cost $421,261,178) (f)		488,439,412

Other Assets/(Liabilities) — (1.3)%		(6,143,317)

NET ASSETS — 100.0%		$482,296,095

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $6,803,779 or 1.41% of net assets. The Fund received $105,427 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $3,682,704 or 0.76% of net assets.

(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $5,713,186. Collateralized by U.S. Government Agency obligations with a rate of 3.875% - 4.815%, maturity date of 10/31/24 - 3/31/25, and an aggregate market value, including accrued interest, of $5,826,773.

(f)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	28.6%
Financial	17.6%
Consumer, Cyclical	16.5%
Industrial	14.2%
Technology	8.6%
Basic Materials	5.7%
Communications	5.1%
Mutual Funds	1.5%
Energy	1.4%
Utilities	0.9%
Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%
COMMON STOCK — 96.9%
Australia — 2.5%
ANZ Group Holdings Ltd.	118,872	$1,831,132
BHP Group Ltd.	119,753	3,798,309
BHP Group Ltd. Class DI	217,507	6,882,689
Challenger Ltd.	203,981	852,302
Downer EDI Ltd.	654,438	1,506,231
IGO Ltd.	567,033	4,867,786
Macquarie Group Ltd.	18,236	2,148,246
Rio Tinto Ltd.	12,834	1,033,360
Scentre Group	1,021,187	1,894,738
South32 Ltd.	1,775,221	5,265,199
Suncorp Group Ltd.	205,278	1,664,446
Woodside Energy Group Ltd.	19,231	429,869
Worley Ltd.	513,157	4,945,995
		37,120,302
Austria — 0.5%
BAWAG Group AG (a) (b)	58,961	2,866,980
Erste Group Bank AG	94,415	3,122,923
Mondi PLC	52,857	837,802
OMV AG	5,747	263,205
		7,090,910
Belgium — 0.3%
KBC Group NV	30,137	2,071,957
Umicore SA	62,162	2,110,896
		4,182,853
Brazil — 1.7%
Ambev SA	728,800	2,060,532
B3 SA - Brasil Bolsa Balcao	967,400	1,975,474
Banco BTG Pactual SA	498,300	1,931,872
EDP - Energias do Brasil SA	219,468	967,340
Klabin SA	469,200	1,674,640
Localiza Rent a Car SA	355,468	3,745,127
MercadoLibre, Inc. (b)	1,680	2,214,341
Multiplan Empreendimentos Imobiliarios SA	615,400	2,991,734
Raia Drogasil SA	782,488	3,774,691
Suzano SA	208,927	1,714,797
WEG SA	129,200	1,033,661
XP, Inc. Class A (b)	127,929	1,518,517
		25,602,726
Canada — 3.8%
Brookfield Corp.	32,930	1,072,814
Canadian National Railway Co.	16,300	1,922,911
Canadian Pacific Railway Ltd.	64,363	4,952,089
Constellation Software, Inc.	2,042	3,839,096
Definity Financial Corp.	106,230	2,772,277

	Number of Shares	Value
The Descartes Systems Group, Inc. (b)	16,138	$1,300,884
Element Fleet Management Corp.	261,647	3,436,355
Magna International, Inc. (c)	74,091	3,969,055
Manulife Financial Corp.	223,264	4,096,890
National Bank of Canada	134,722	9,636,386
Shopify, Inc. Class A (b)	51,509	2,469,341
Sun Life Financial, Inc. (c)	132,554	6,192,719
Suncor Energy, Inc.	138,282	4,293,239
TC Energy Corp.	39,592	1,540,031
TMX Group Ltd.	55,449	5,600,288
		57,094,375
Chile — 0.4%
Antofagasta PLC	140,190	2,743,224
Banco de Chile	25,725,259	2,498,446
Banco Santander Chile Sponsored ADR (c)	47,200	841,576
		6,083,246
China — 11.5%
Alibaba Group Holding Ltd. (b)	713,680	9,076,374
Alibaba Group Holding Ltd. Sponsored ADR (b)	111,338	11,376,517
Baidu, Inc. Class A (b)	198,650	3,766,390
Baidu, Inc. Sponsored ADR (b)	15,832	2,389,365
Beijing Capital International Airport Co. Ltd. Class H (b)	1,990,000	1,465,657
Beijing Enterprises Holdings Ltd.	227,000	818,551
Budweiser Brewing Co. APAC Ltd. (a)	1,027,600	3,120,576
Chacha Food Co. Ltd. Class A	183,400	1,134,215
China Construction Bank Corp. Class H	3,965,000	2,564,773
China Oilfield Services Ltd. Class A	944,500	2,005,292
China Overseas Land & Investment Ltd.	1,095,000	2,652,096
China Resources Gas Group Ltd.	694,200	2,566,889
China Resources Mixc Lifestyle Services Ltd. (a)	158,600	834,958
Foshan Haitian Flavouring & Food Co. Ltd. Class A	100,700	1,121,558
Fosun International Ltd.	1,231,000	899,001
Fuyao Glass Industry Group Co. Ltd. Class A	792,800	4,021,824
Glodon Co. Ltd. Class A	125,400	1,358,067
Guangdong Investment Ltd.	1,834,000	1,880,312
Hongfa Technology Co. Ltd. Class A	140,420	668,310
Hundsun Technologies, Inc. Class A	245,000	1,903,964
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	1,143,100	4,838,584
JD Health International, Inc. (a) (b)	262,950	1,942,555
JD.com, Inc. Class A	49,050	1,075,013

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
JOYY, Inc. ADR	50,364	$1,570,350
KE Holdings, Inc. ADR (b)	232,157	4,373,838
Kweichow Moutai Co. Ltd. Class A	12,398	3,277,335
Li Auto, Inc. ADR (b)	33,400	833,330
Li Auto, Inc. Class A (b)	5,200	65,126
Li Ning Co. Ltd.	333,500	2,628,706
Longfor Group Holdings Ltd. (a)	511,091	1,438,908
Meituan Class B (a) (b)	118,030	2,143,852
NARI Technology Co. Ltd. Class A Class A	1,288,138	5,089,349
Nongfu Spring Co. Ltd. Class H (a)	129,200	741,847
NXP Semiconductor NV	29,622	5,523,762
PDD Holdings, Inc. (b)	13,400	1,017,060
PICC Property & Casualty Co. Ltd. Class H	1,912,000	1,953,034
Ping An Insurance Group Co. of China Ltd. Class H	146,000	946,278
Pony Testing International Group Co. Ltd. Class A	125,131	679,854
Prosus NV (b)	168,784	13,199,331
Prosus NV (b)	30,703	2,400,249
Sangfor Technologies, Inc. Class A	1,500	32,322
Shandong Pharmaceutical Glass Co. Ltd. Class A	314,700	1,203,945
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	974,400	1,563,434
Shenzhen Inovance Technology Co. Ltd. Class A	357,700	3,665,597
Silergy Corp.	126,000	2,022,989
Songcheng Performance Development Co. Ltd. Class A	868,400	2,065,173
Sunny Optical Technology Group Co. Ltd.	34,400	417,955
Tencent Holdings Ltd.	266,600	13,026,968
Tingyi Cayman Islands Holding Corp.	914,000	1,527,346
Tongcheng Travel Holdings Ltd. (b)	1,231,200	2,691,545
Trip.com Group Ltd. (b)	83,750	3,161,519
Tsingtao Brewery Co. Ltd. Class H	294,000	3,210,945
Weichai Power Co. Ltd. Class A	1,552,800	2,859,778
Wilmar International Ltd.	1,027,300	3,260,163
Xiamen Faratronic Co. Ltd. Class A	17,100	364,145
Yangzijiang Shipbuilding Holdings Ltd.	3,270,100	2,962,288
Yifeng Pharmacy Chain Co. Ltd. Class A	254,016	2,145,960
Yum China Holdings, Inc.	140,600	8,912,634
Yum China Holdings, Inc.	8,400	526,198
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	267,500	1,005,876
Zhongsheng Group Holdings Ltd.	904,000	4,483,424

	Number of Shares	Value
ZWSOFT Co. Ltd. Guangzhou Class A	25,407	$830,573
		173,303,827
Denmark — 0.7%
Carlsberg A/S Class B	16,438	2,541,646
Genmab A/S (b)	8,560	3,232,238
Novo Nordisk A/S Sponsored ADR	28,069	4,466,901
		10,240,785
Finland — 0.7%
Kojamo OYJ	45,638	538,519
Sampo OYJ Class A	155,591	7,339,483
Stora Enso OYJ Class R	173,186	2,253,675
		10,131,677
France — 7.1%
Air Liquide SA	21,906	3,669,899
Airbus SE	37,470	5,019,716
Alstom SA	77,367	2,113,845
AXA SA	439,888	13,450,380
BNP Paribas SA	120,444	7,203,724
Capgemini SE	21,838	4,062,001
Dassault Aviation SA	38,856	7,696,457
Engie SA	587,308	9,288,100
EssilorLuxottica SA	31,218	5,635,672
Faurecia SE (b)	64,942	1,413,394
Ipsen SA	2,275	250,758
Kering SA	10,842	7,076,103
L’Oreal SA	10,408	4,656,559
Legrand SA	35,676	3,263,260
LVMH Moet Hennessy Louis Vuitton SE	2,318	2,124,349
Safran SA	43,275	6,426,585
Teleperformance	22,520	5,439,277
Thales SA	27,472	4,061,450
TotalEnergies SE	238,422	14,067,556
Ubisoft Entertainment SA (b)	15,273	404,804
		107,323,889
Germany — 5.9%
BASF SE	40,765	2,137,963
Bayer AG Registered	161,319	10,275,381
Brenntag SE	21,945	1,647,444
Covestro AG (a)	107,937	4,464,368
Daimler Truck Holding AG (b)	117,480	3,967,641
Deutsche Boerse AG	12,268	2,387,616
Deutsche Post AG Registered	60,849	2,842,272
Deutsche Telekom AG Registered	409,308	9,913,809
Evotec SE (b)	177,733	3,749,934
Fresenius SE & Co. KGaA	139,984	3,773,498
GEA Group AG	15,286	695,583

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HeidelbergCement AG	23,474	$1,712,203
Infineon Technologies AG	37,003	1,512,482
KION Group AG	40,421	1,561,446
Mercedes-Benz Group AG Registered	37,261	2,862,307
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	18,555	6,489,446
Puma SE	15,333	945,645
SAP SE	37,841	4,760,292
Siemens AG Registered	101,789	16,476,456
Siemens Healthineers AG (a)	63,483	3,651,175
Stroeer SE & Co KGaA	10,988	579,870
Vonovia SE	28,041	527,323
Zalando SE (a) (b)	43,939	1,838,810
		88,772,964
Guatemala — 0.1%
Millicom International Cellular SA (b) (c)	90,403	1,714,884
Hong Kong — 1.4%
AIA Group Ltd.	1,230,400	12,928,281
Hong Kong Exchanges & Clearing Ltd.	33,100	1,469,135
Hongkong Land Holdings Ltd.	300,000	1,321,204
Prudential PLC	364,455	4,984,393
		20,703,013
Hungary — 0.4%
OTP Bank Nyrt	204,183	5,820,198
India — 4.2%
Ashok Leyland Ltd.	378,561	643,732
Asian Paints Ltd.	22,628	763,102
Axis Bank Ltd.	554,076	5,788,293
HDFC Asset Management Co. Ltd. (a)	23,024	478,349
HDFC Bank Ltd.	90,193	1,772,590
HDFC Life Insurance Co. Ltd. (a)	484,298	2,958,085
Hindalco Industries Ltd.	334,134	1,647,172
Hindustan Unilever Ltd.	28,483	889,439
Housing Development Finance Corp. Ltd.	309,560	9,898,195
ICICI Bank Ltd.	319,024	3,419,919
ICICI Bank Ltd. Sponsored ADR	98,443	2,124,400
Indus Towers Ltd.	515,859	895,299
Infosys Ltd.	122,929	2,143,096
Kotak Mahindra Bank Ltd.	122,962	2,595,575
Larsen & Toubro Ltd.	106,106	2,797,182
Maruti Suzuki India Ltd.	8,459	855,200
NTPC Ltd.	2,544,057	5,448,654
Petronet LNG Ltd.	1,091,467	3,046,021
Reliance Industries Ltd.	159,816	4,542,812
Shree Cement Ltd.	6,813	2,158,755
Shriram Finance Ltd.	235,316	3,615,814

	Number of Shares	Value
Tata Consultancy Services Ltd.	11,420	$447,008
Tech Mahindra Ltd.	158,869	2,143,278
Voltas Ltd.	226,405	2,257,738
		63,329,708
Indonesia — 0.7%
Bank Central Asia Tbk PT	8,679,700	5,071,549
Bank Rakyat Indonesia Persero Tbk PT	10,854,564	3,429,650
Sarana Menara Nusantara Tbk PT	23,074,900	1,427,925
Sumber Alfaria Trijaya Tbk PT	1,778,900	342,216
		10,271,340
Ireland — 0.3%
AerCap Holdings NV (b)	45,006	2,530,687
Kerry Group PLC Class A	21,624	2,155,034
		4,685,721
Italy — 1.8%
Amplifon SpA	49,318	1,714,315
Banca Mediolanum SpA	265,439	2,410,791
DiaSorin SpA	19,076	2,012,682
Enel SpA	671,822	4,103,012
Ermenegildo Zegna NV	119,450	1,629,298
Intesa Sanpaolo SpA	378,787	974,860
Leonardo SpA	190,231	2,234,969
Moncler SpA	44,997	3,110,161
Prysmian SpA	141,155	5,942,946
UniCredit SpA	185,182	3,507,437
		27,640,471
Japan — 13.9%
Asahi Group Holdings Ltd.	85,100	3,168,273
Asahi Kasei Corp.	237,100	1,662,840
Asics Corp.	67,400	1,916,676
Astellas Pharma, Inc.	533,200	7,584,445
Central Japan Railway Co.	13,100	1,564,012
Chugai Pharmaceutical Co. Ltd.	129,400	3,198,324
CyberAgent, Inc.	189,000	1,602,241
Daiichi Sankyo Co. Ltd.	90,200	3,291,999
Daikin Industries Ltd.	12,300	2,205,232
Denso Corp.	47,400	2,675,684
DIC Corp.	55,600	1,000,957
Disco Corp.	19,000	2,210,583
Electric Power Development Co. Ltd.	91,800	1,476,447
Fujitsu Ltd.	26,400	3,568,357
Hamamatsu Photonics KK	44,800	2,418,330
Hikari Tsushin, Inc.	9,300	1,308,034
Hitachi Ltd.	88,800	4,881,071
Honda Motor Co. Ltd.	37,800	1,005,508
Isetan Mitsukoshi Holdings Ltd.	95,300	1,066,718
Keyence Corp.	8,200	4,020,186

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kirin Holdings Co. Ltd.	110,700	$1,751,880
MatsukiyoCocokara & Co.	50,700	2,685,142
MINEBEA MITSUMI, Inc.	66,600	1,271,489
Mitsubishi Corp.	66,500	2,390,819
Mitsubishi Electric Corp.	484,900	5,791,377
Mitsubishi Estate Co. Ltd.	164,000	1,957,984
Mitsubishi HC Capital, Inc.	223,600	1,155,670
Mitsubishi UFJ Financial Group, Inc.	1,068,700	6,856,997
Mitsui Fudosan Co. Ltd.	358,200	6,731,504
Murata Manufacturing Co. Ltd.	98,400	6,008,683
Nextage Co. Ltd. (c)	45,400	948,381
Nippon Sanso Holdings Corp.	86,000	1,552,370
Nippon Shokubai Co. Ltd.	21,900	874,763
Nippon Steel Corp.	87,600	2,067,410
Nippon Telegraph & Telephone Corp.	637,400	19,037,543
NTT Data Corp.	251,200	3,303,781
Olympus Corp.	135,600	2,381,414
Omron Corp.	25,900	1,515,434
ORIX Corp.	159,400	2,628,920
Otsuka Holdings Co. Ltd.	193,800	6,178,840
Outsourcing, Inc.	153,600	1,513,796
Pan Pacific International Holding Corp.	55,400	1,072,076
Panasonic Holdings Corp.	239,400	2,142,708
Persol Holdings Co. Ltd.	183,500	3,689,377
Recruit Holdings Co. Ltd.	115,100	3,190,295
Renesas Electronics Corp. (b)	115,700	1,679,811
Seven & i Holdings Co. Ltd.	198,500	8,954,313
Shimadzu Corp.	66,300	2,079,758
SMC Corp.	3,700	1,961,728
Sompo Holdings, Inc.	54,000	2,143,145
Sony Group Corp.	82,100	7,464,058
Stanley Electric Co. Ltd. (c)	193,700	4,304,128
Sumitomo Corp.	282,900	5,010,534
Sumitomo Mitsui Trust Holdings, Inc.	43,200	1,479,971
Suzuki Motor Corp.	117,600	4,280,390
Taiheiyo Cement Corp. (c)	74,600	1,401,692
Takeda Pharmaceutical Co. Ltd.	66,000	2,167,812
TechnoPro Holdings, Inc.	87,700	2,430,669
THK Co. Ltd.	43,300	1,002,035
Tokio Marine Holdings, Inc.	172,400	3,324,078
Tokyo Electron Ltd.	45,900	5,612,278
Tosoh Corp.	21,300	289,406
Toyota Motor Corp.	626,500	8,918,362
Welcia Holdings Co. Ltd.	39,700	849,464
Z Holdings Corp. (c)	1,490,700	4,229,899
		210,108,101
Luxembourg — 0.1%
Eurofins Scientific SE (c)	28,256	1,895,872

	Number of Shares	Value
Macau — 0.3%
Galaxy Entertainment Group Ltd. (b)	675,000	$4,487,146
Malaysia — 0.2%
CIMB Group Holdings Bhd	2,696,396	3,247,827
Mexico — 0.9%
Becle SAB de CV	10,449	27,189
Fresnillo PLC	181,368	1,669,078
Gruma SAB de CV Class B	190,415	2,820,826
Grupo Aeroportuario del Pacifico SAB de CV ADR	10,913	2,129,235
Grupo Financiero Banorte SAB de CV Class O	63,800	537,166
Grupo Mexico SAB de CV Series B	836,182	3,955,392
Wal-Mart de Mexico SAB de CV	635,100	2,537,581
		13,676,467
Netherlands — 4.6%
Adyen NV (a) (b)	1,574	2,495,761
Akzo Nobel NV	133,739	10,438,627
ASML Holding NV	35,381	24,175,657
ASR Nederland NV	21,105	841,316
Heineken NV	26,275	2,828,629
ING Groep NV	1,011,443	12,033,213
Koninklijke DSM NV	9,287	1,097,655
Koninklijke Philips NV	408,627	7,459,839
Shell PLC	193,522	5,541,636
Shell PLC ADR	56,058	3,225,577
		70,137,910
Norway — 0.8%
DNB Bank ASA	250,734	4,497,488
Equinor ASA	182,725	5,196,549
Storebrand ASA	300,820	2,308,485
		12,002,522
Peru — 0.0%
Credicorp Ltd.	5,111	676,645
Philippines — 0.4%
BDO Unibank, Inc.	401,904	953,816
Jollibee Foods Corp.	159,530	658,616
SM Investments Corp.	140,300	2,297,951
TELUS International CDA, Inc. (b)	65,475	1,323,065
Universal Robina Corp.	302,400	801,745
		6,035,193
Poland — 0.1%
Powszechny Zaklad Ubezpieczen SA	213,328	1,734,022
Portugal — 0.6%
Banco Comercial Portugues SA Class R	4,349,863	964,969
Galp Energia SGPS SA	405,937	4,605,720

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Jeronimo Martins SGPS SA	117,774	$2,761,914
		8,332,603
Republic of Korea — 3.5%
Amorepacific Corp.	9,677	1,017,448
CJ CheilJedang Corp. (b)	5,580	1,402,391
Hyundai Motor Co.	18,731	2,672,693
KT Corp. Sponsored ADR (b) (c)	142,340	1,614,136
KT Corp.	68,078	1,543,442
LG Chem Ltd.	4,368	2,412,086
LG H&H Co. Ltd.	641	296,768
Lotte Chemical Corp.	22,332	3,276,704
NAVER Corp.	27,204	4,282,307
POSCO Holdings, Inc.	4,072	1,160,911
Samsung Electronics Co. Ltd.	637,807	31,627,773
SK Hynix, Inc.	21,335	1,471,493
		52,778,152
Russia — 0.0%
Gazprom PJSC (d) (e)	496,602	—
Novatek PJSC (d) (e)	73,140	—
Ozon Holdings Plc. (b) (d) (e)	11,076	—
TCS Group Holding, PLC (b) (d) (e)	10,848	—
X5 Retail Group N.V. (b) (d) (e)	53,349	—
Yandex N.V. (b) (d) (e)	66,647	—
		—
Saudi Arabia — 0.7%
Al Rajhi Bank	63,993	1,257,769
Arabian Internet & Communications Services Co.	11,543	766,304
Nahdi Medical Co.	39,313	1,938,037
Saudi Basic Industries Corp.	106,423	2,568,465
The Saudi British Bank	281,631	2,649,662
The Saudi National Bank	124,672	1,527,246
		10,707,483
Singapore — 1.0%
DBS Group Holdings, Ltd.	81,600	2,027,941
Jardine Cycle & Carriage Ltd. (c)	92,400	2,182,720
Sea Ltd. ADR (b)	41,211	3,566,812
United Overseas Bank Ltd.	323,900	7,267,844
		15,045,317
South Africa — 0.5%
Capitec Bank Holdings Ltd.	29,368	2,787,391
Clicks Group Ltd.	101,732	1,469,297
FirstRand Ltd. (c)	717,625	2,436,788
Kumba Iron Ore Ltd.	56,968	1,441,504
		8,134,980
Spain — 1.0%
Amadeus IT Group SA (b)	95,688	6,406,949

	Number of Shares	Value
Fluidra SA	141,863	$2,501,275
Iberdrola SA	341,592	4,254,960
Indra Sistemas SA (c)	95,934	1,299,578
		14,462,762
Sweden — 1.5%
Assa Abloy AB Class B	111,771	2,683,604
Autoliv, Inc.	21,746	2,030,485
Elekta AB	220,358	1,684,487
Essity AB Class B (c)	126,140	3,607,188
Olink Holding AB ADR (b) (c)	39,713	894,734
Svenska Handelsbanken AB Class A	288,061	2,493,299
Swedbank AB Class A (c)	240,966	3,954,594
Telefonaktiebolaget LM Ericsson Class B (c)	1,006,839	5,914,597
		23,262,988
Switzerland — 3.6%
ABB Ltd. Registered	128,006	4,389,590
Alcon, Inc.	98,533	6,991,049
Barry Callebaut AG Registered	2,381	5,055,007
Julius Baer Group Ltd.	108,499	7,428,859
Lonza Group AG Registered	5,351	3,218,440
Novartis AG Registered	118,302	10,860,701
Partners Group Holding AG	5,426	5,115,827
UBS Group AG Registered	162,627	3,434,057
Zurich Insurance Group AG	17,758	8,497,045
		54,990,575
Taiwan — 3.6%
ASE Technology Holding Co. Ltd.	711,000	2,631,067
Bizlink Holding, Inc.	206,000	1,897,283
Chailease Holding Co. Ltd.	163,000	1,206,012
Hon Hai Precision Industry Co. Ltd.	1,212,000	4,157,620
Largan Precision Co. Ltd.	11,000	790,893
MediaTek, Inc.	142,000	3,706,705
Taiwan Semiconductor Manufacturing Co. Ltd.	2,204,000	39,045,781
Vanguard International Semiconductor Corp.	298,000	950,976
		54,386,337
Thailand — 0.6%
Bangkok Dusit Medical Services PCL Class F	2,163,500	1,866,450
Bumrungrad Hospital PCL	139,600	922,070
CP ALL PCL	2,227,600	4,038,930
Land & Houses PCL	8,758,200	2,524,944
The Siam Cement PCL	44,700	412,600
		9,764,994
United Arab Emirates — 0.1%
First Abu Dhabi Bank PJSC	343,659	1,206,825

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Network International Holdings PLC (a) (b)	149,204	$451,712
		1,658,537
United Kingdom — 8.7%
Ashtead Group PLC	95,275	5,837,323
ASOS PLC (b) (c)	61,785	629,933
AstraZeneca PLC Sponsored ADR	287,862	19,980,501
Barclays PLC	894,065	1,614,253
Bridgepoint Group PLC (a)	744,666	2,028,869
British American Tobacco PLC	57,131	2,002,141
Bunzl PLC	45,510	1,719,657
CK Hutchison Holdings Ltd.	253,000	1,570,989
Compass Group PLC	165,173	4,153,098
DCC PLC	32,319	1,886,266
Diageo PLC	90,426	4,035,747
Direct Line Insurance Group PLC	27,133	46,196
Dr. Martens Plc	280,761	494,628
Great Portland Estates PLC	378,122	2,369,870
HSBC Holdings PLC	696,237	4,740,031
Imperial Brands PLC	166,039	3,818,422
Informa PLC	228,947	1,956,484
InterContinental Hotels Group PLC	32,878	2,160,361
Investec PLC	199,732	1,111,187
Johnson Matthey PLC	87,728	2,149,903
Kingfisher PLC	925,458	2,990,259
Lloyds Banking Group PLC	8,494,063	5,011,034
London Stock Exchange Group PLC	53,702	5,218,987
Melrose Industries PLC	1,369,896	2,823,513
National Grid PLC	226,708	3,077,252
Next PLC	50,885	4,135,137
Persimmon PLC	88,512	1,376,610
Rightmove PLC	212,862	1,484,198
Rolls-Royce Holdings PLC (b)	2,228,336	4,115,559
Smith & Nephew PLC	202,006	2,810,587
Smiths Group PLC	98,580	2,089,156
Standard Chartered PLC	173,775	1,322,209
Taylor Wimpey PLC	1,106,993	1,630,683
Unilever PLC	252,003	13,055,728
Unilever PLC	116,391	6,019,593
Vodafone Group PLC	1,680,856	1,857,829
Vodafone Group PLC Sponsored ADR	187,270	2,067,461
WPP PLC	578,019	6,857,740
		132,249,394
United States — 6.2%
Amcor PLC	242,588	2,717,085
Broadcom, Inc.	7,543	4,839,136
BRP, Inc.	14,221	1,112,847

	Number of Shares	Value
Canva, Inc. (Acquired 8/16/21-11/04/21, Cost $652,842) (b) (d) (e) (f)	383	$211,339
GSK PLC ADR	176,344	6,274,320
Holcim AG (b)	42,486	2,740,645
Las Vegas Sands Corp. (b)	28,700	1,648,815
Linde PLC	19,407	6,817,968
Mastercard, Inc. Class A	7,106	2,582,392
Nestle SA Registered	172,492	21,057,273
Roche Holding AG	65,772	18,823,117
Samsonite International SA (a) (b)	450,000	1,383,103
Sanofi	140,199	15,267,971
Signify NV (a)	54,546	1,818,730
Stellantis NV	147,978	2,692,346
Tenaris SA	114,567	1,629,371
Waste Connections, Inc.	17,876	2,486,015
		94,102,473

TOTAL COMMON STOCK (Cost $1,383,555,191)		1,464,991,189

PREFERRED STOCK — 0.7%
Germany — 0.7%
Dr Ing hc F Porsche AG (b)	53,944	6,903,999
Sartorius AG 0.0340%	5,293	2,221,593
Volkswagen AG 6.014%	16,416	2,240,036
		11,365,628
United States — 0.0%
Canva, Inc., Series A, (Acquired 11/04/21, Cost $39,209) (b) (d) (e) (f)	23	12,691

TOTAL PREFERRED STOCK (Cost $8,773,296)		11,378,319

TOTAL EQUITIES (Cost $1,392,328,487)		1,476,369,508

MUTUAL FUNDS — 1.1%
United States — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	17,072,536	17,072,536

TOTAL MUTUAL FUNDS (Cost $17,072,536)		17,072,536

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Brazil — 0.0%
Localiza Rent a Car S.A. (b) (d) (e)	1,573	$4,075
Russia — 0.0%
Moscow Exchange (b) (d) (e)	83,990	—
Moscow Exchange (b) (d) (e)	1,181,630	—
		—

TOTAL RIGHTS (Cost $2,619,127)		4,075

TOTAL LONG-TERM INVESTMENTS (Cost $1,412,020,150)		1,493,446,119

SHORT-TERM INVESTMENTS — 1.4%
Mutual Fund — 1.3%
T. Rowe Price Government Reserve Investment Fund	19,223,791	19,223,791
	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (h)	$1,496,690	1,496,690

TOTAL SHORT-TERM INVESTMENTS (Cost $20,720,481)		20,720,481

TOTAL INVESTMENTS — 100.1% (Cost $1,432,740,631) (i)		1,514,166,600

Other Assets/(Liabilities) — (0.1)%		(2,150,813)

NET ASSETS — 100.0%		$1,512,015,787

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $34,658,638 or 2.29% of net assets.

(b)	Non-income producing security.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $32,267,551 or 2.13% of net assets. The Fund received $16,762,953 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Investment is valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $228,105 or 0.02% of net assets.
(f)

Restricted security. Certain securities are restricted as to resale. At March 31, 2023, these securities amounted to a value of $224,030 or 0.01% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $1,496,870. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $1,526,632.

(i)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	21.8%
Financial	21.6%
Industrial	11.5%
Consumer, Cyclical	11.0%
Technology	11.0%
Communications	9.4%
Basic Materials	5.8%
Energy	3.3%
Utilities	2.2%
Mutual Funds	1.1%
Diversified	0.0%
Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Julius Baer Group Ltd.	Goldman Sachs International*	4/21/23	64.00	29	CHF	185,600	$(1,665)	$(2,420)	$755
Julius Baer Group Ltd.	Goldman Sachs International*	4/21/23	65.00	58	CHF	377,000	(2,060)	(4,266)	2,206
Julius Baer Group Ltd.	Goldman Sachs International*	5/19/23	65.00	28	CHF	182,000	(1,731)	(1,988)	257
Thales S.A.	JP Morgan Chase Bank N.A.*	4/21/23	140.00	28	EUR	392,000	(3,991)	(5,540)	1,549
Thales S.A.	JP Morgan Chase Bank N.A.*	5/19/23	145.00	13	EUR	188,500	(2,700)	(3,116)	416
							$(12,147)	$(17,330)	$5,183

*	Contracts are subject to a master netting agreement or similar agreement.

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MassMutual Total Return Bond Fund	MassMutual Strategic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$963,823,494	$435,501,489
Repurchase agreements, at value (Note 2) (b)	10,389,049	18,938,643
Total investments (c)	974,212,543	454,440,132
Cash	114,170	—
Foreign currency, at value (d)	7	1,857,419
Receivables from:
Investments sold
Regular delivery	2,067,809	5,007,182
Delayed delivery	136,222,369	5,787,434
Cash collateral pledged for open derivatives (Note 2)	4,494,849	2,557,258
Open forward contracts (Note 2)	1,352	179,987
Fund shares sold	736,914	258,014
Variation margin on open derivative instruments (Note 2)	139,246	2,186,814
Interest and dividends	3,991,359	3,701,579
Foreign tax reclaims	14,304	7,937
Prepaid expenses	53,194	70,418
Unrealized appreciation on:
Unfunded bank loan commitments	30	—
Total assets	1,122,048,146	476,054,174
Liabilities:
Payables for:
Investments purchased
Regular delivery	723,575	2,975,799
Delayed delivery	315,624,956	34,338,536
Written options outstanding, at value (Note 2) (e)	—	377,906
Open forward contracts (Note 2)	13,658	579,469
Fund shares repurchased	3,430,808	2,971,090
Premium on purchased options	—	2,210
Cash collateral held for securities on loan (Note 2)	42,294,860	2,188,915
Trustees’ fees and expenses (Note 3)	132,968	46,391
Variation margin on open derivative instruments (Note 2)	66,158	—
Affiliates (Note 3):
Administration fees	111,958	157,947
Investment advisory fees	187,297	145,188
Service fees	51,552	22,933
Distribution fees	9,724	3,114
Due to custodian	—	88,560
Accrued expense and other liabilities	207,971	244,354
Unrealized depreciation on:
Unfunded bank loan commitments	—	2,684
Total liabilities	362,855,485	44,145,096
Net assets	$759,192,661	$431,909,078
Net assets consist of:
Paid-in capital	$871,150,954	$498,786,786
Accumulated earnings (loss)	(111,958,293)	(66,877,708)
Net assets	$759,192,661	$431,909,078

(a)	Cost of investments:	$1,006,580,512	$465,143,240
(b)	Cost of repurchase agreements:	$10,389,049	$18,938,643
(c)	Securities on loan with market value of:	$42,645,727	$4,653,669
(d)	Cost of foreign currency:	$7	$1,879,423
(e)	Premiums on written options:	$—	$528,567

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund	MassMutual Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Fundamental Growth Fund	MassMutual Blue Chip Growth Fund

$298,325,562	$445,766,760	$2,428,345,585	$621,557,963	$28,723,084	$2,440,605,197
2,625,208	7,332,032	500,177	12,913,898	503,188	5,112,938
300,950,770	453,098,792	2,428,845,762	634,471,861	29,226,272	2,445,718,135
—	26,576	210	—	18	155,537
43	288,731	—	—	—	1

8,793,674	643,586	11,087,139	1,257,167	129,896	8,403,623
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
2,477,442	2,785,048	1,991,434	1,003,162	67,587	1,230,145
—	—	222,334	—	—	—
538,239	723,523	1,768,009	913,755	8,338	531,159
47,825	56,351	—	98,775	—	2,198,814
58,595	59,451	65,670	57,898	65,743	65,936

—	—	—	—	—	—
312,866,588	457,682,058	2,443,980,558	637,802,618	29,497,854	2,458,303,350

9,365,386	1,868,720	—	1,124,461	138,661	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
294,487	410,273	3,284,239	479,341	11,408	5,980,858
—	—	—	—	—	—
—	3,025,123	72,341	—	330,284	4,246,901
115,266	153,993	393,200	102,346	12,959	239,374
—	—	—	—	—	—

48,795	56,770	373,371	72,082	30,002	231,862
126,460	227,864	201,782	363,396	15,672	1,270,270
22,751	19,943	381,640	34,081	6,728	104,520
909	785	143,925	3,387	793	19,250
—	—	—	—	—	—
77,387	87,957	266,726	91,500	76,481	391,304

—	—	—	—	—	—
10,051,441	5,851,428	5,117,224	2,270,594	622,988	12,484,339
$302,815,147	$451,830,630	$2,438,863,334	$635,532,024	$28,874,866	$2,445,819,011

$259,965,368	$381,043,730	$1,376,090,713	$542,856,722	$32,556,095	$1,682,379,376
42,849,779	70,786,900	1,062,772,621	92,675,302	(3,681,229)	763,439,635
$302,815,147	$451,830,630	$2,438,863,334	$635,532,024	$28,874,866	$2,445,819,011

$260,799,265	$382,782,736	$1,393,413,395	$527,982,830	$27,482,959	$1,748,385,036
$2,625,208	$7,332,032	$500,177	$12,913,898	$503,188	$5,112,938
$242,687	$7,337,122	$883,913	$—	$686,559	$7,224,770
$42	$283,622	$—	$—	$—	$1
$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MassMutual Total Return Bond Fund	MassMutual Strategic Bond Fund
Class I shares:
Net assets	$588,155,898	$309,282,880
Shares outstanding (a)	68,045,211	34,872,373
Net asset value, offering price and redemption price per share	$8.64	$8.87
Class R5 shares:
Net assets	$27,536,684	$56,796,147
Shares outstanding (a)	3,189,974	6,397,548
Net asset value, offering price and redemption price per share	$8.63	$8.88
Service Class shares:
Net assets	$50,093,982	$9,737,049
Shares outstanding (a)	5,774,091	1,095,743
Net asset value, offering price and redemption price per share	$8.68	$8.89
Administrative Class shares:
Net assets	$10,789,672	$20,215,179
Shares outstanding (a)	1,249,688	2,280,308
Net asset value, offering price and redemption price per share	$8.63	$8.87
Class R4 shares:
Net assets	$55,265,428	$18,884,879
Shares outstanding (a)	6,348,342	2,143,825
Net asset value, offering price and redemption price per share	$8.71	$8.81
Class A shares:
Net assets	$11,807,357	$11,998,019
Shares outstanding (a)	1,374,475	1,353,016
Net asset value, and redemption price per share	$8.59	$8.87
Offering price per share (100/[100-maximum sales charge] of net asset value)	$8.97	$9.26
Class R3 shares:
Net assets	$15,543,640	$4,896,081
Shares outstanding (a)	1,800,795	559,566
Net asset value, offering price and redemption price per share	$8.63	$8.75
Class Y shares: (b)
Net assets	$—	$98,844
Shares outstanding (a)	—	11,136
Net asset value, offering price and redemption price per share	$—	$8.88

(a)	Authorized unlimited number of shares with no par value.

(b)	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund	MassMutual Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Fundamental Growth Fund	MassMutual Blue Chip Growth Fund

$189,152,522	$298,789,683	$982,740,828	$411,663,899	$2,444,759	$1,619,348,593
17,260,753	36,497,191	70,342,362	25,241,579	707,157	83,894,192
$10.96	$8.19	$13.97	$16.31	$3.46	$19.30

$49,959,181	$71,697,900	$331,239,552	$94,195,988	$5,752,996	$336,132,619
4,542,239	8,663,236	23,531,792	5,734,310	1,653,343	17,494,396
$11.00	$8.28	$14.08	$16.43	$3.48	$19.21

$11,454,328	$26,704,711	$275,069,368	$37,639,503	$4,618,850	$135,540,616
1,040,742	3,252,063	19,450,217	2,369,384	1,443,436	7,174,156
$11.01	$8.21	$14.14	$15.89	$3.20	$18.89

$17,177,591	$24,191,867	$225,940,865	$37,714,074	$5,304,322	$183,130,345
1,544,663	2,903,458	16,574,801	2,431,739	1,835,901	9,957,445
$11.12	$8.33	$13.63	$15.51	$2.89	$18.39

$9,886,189	$4,196,297	$365,755,479	$7,327,399	$1,424,608	$53,153,962
919,766	528,954	27,509,851	529,077	646,842	3,139,733
$10.75	$7.93	$13.30	$13.85	$2.20	$16.93

$23,655,148	$24,932,311	$20,774,708	$41,001,207	$7,911,567	$86,250,606
2,153,549	3,057,958	1,582,380	2,872,114	3,434,405	5,103,063
$10.98	$8.15	$13.13	$14.28	$2.30	$16.90
$11.62	$8.62	$13.89	$15.11	$2.43	$17.88

$1,435,844	$1,223,714	$237,342,534	$5,892,016	$1,319,258	$32,157,883
131,967	155,323	18,918,481	476,650	881,234	2,170,007
$10.88	$7.88	$12.55	$12.36	$1.50	$14.82

$94,344	$94,147	$—	$97,938	$98,506	$104,387
8,576	11,377	—	5,963	28,329	5,432
$11.00	$8.28	$—	$16.42	$3.48	$19.22

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MassMutual Growth Opportunities Fund	MassMutual Mid Cap Value Fund
Assets:
Investments, at value (Note 2) (a)	$257,776,429	$108,162,110
Repurchase agreements, at value (Note 2) (b)	6,665,638	3,239,335
Total investments (c)	264,442,067	111,401,445
Cash	493	—
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	619,331	1,455,782
Delayed delivery	—	—
Open forward contracts (Note 2)	—	521
Fund shares sold	192,434	1,898,358
Investment adviser (Note 3)	—	—
Interest and dividends	43,531	196,811
Foreign tax reclaims	10,968	1,878
Prepaid expenses	54,154	52,680
Total assets	265,362,978	115,007,475
Liabilities:
Payables for:
Investments purchased
Regular delivery	770,589	1,640,031
Written options outstanding, at value (Note 2) (e)	—	—
Open forward contracts (Note 2)	—	26,684
Foreign currency overdraft	—	7
Fund shares repurchased	279,413	62,479
Cash collateral held for securities on loan (Note 2)	—	—
Trustees’ fees and expenses (Note 3)	84,218	17,161
Affiliates (Note 3):
Administration fees	44,772	37,920
Investment advisory fees	155,021	18,315
Service fees	11,499	1,337
Distribution fees	997	98
Due to custodian	—	—
Accrued expense and other liabilities	69,936	93,409
Total liabilities	1,416,445	1,897,441
Net assets	$263,946,533	$113,110,034
Net assets consist of:
Paid-in capital	$272,243,054	$117,320,610
Accumulated earnings (loss)	(8,296,521)	(4,210,576)
Net assets	$263,946,533	$113,110,034

(a)	Cost of investments:	$247,168,932	$108,925,221
(b)	Cost of repurchase agreements:	$6,665,638	$3,239,335
(c)	Securities on loan with market value of:	$3,241,108	$1,518,959
(d)	Cost of foreign currency:	$—	$—
(e)	Premiums on written options:	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Value Equity Fund	MassMutual Small Company Value Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$53,711,346	$211,298,652	$5,178,338,471	$729,246,560	$482,726,912	$1,512,669,910
1,038,611	1,505,607	148,773,036	17,769,041	5,712,500	1,496,690
54,749,957	212,804,259	5,327,111,507	747,015,601	488,439,412	1,514,166,600
—	—	10	8,111	15,608	170,276
66	—	—	12	105,818	4,703,792

73,238	848,826	27,396,280	4,568,341	465,422	7,732,983
—	—	—	—	—	205,418
—	135	—	—	—	—
2,230,742	458,538	2,845,730	1,435,071	571,571	972,298
—	—	—	—	—	61,574
49,256	157,227	903,651	432,343	778,285	5,614,673
—	—	32,171	—	3,393,607	3,464,106
62,511	58,545	67,566	67,028	56,711	16,767
57,165,770	214,327,530	5,358,356,915	753,526,507	493,826,434	1,537,108,487

130,410	665,933	11,627,636	4,910,338	248,207	3,410,352
—	—	—	—	—	12,147
—	—	—	—	—	—
—	—	—	—	—	—
111,482	116,524	5,972,985	705,022	3,323,885	3,088,554
429,104	287,630	15,283,994	10,226,490	7,037,607	17,072,536
17,026	55,696	491,557	93,559	90,202	52,356

28,582	39,058	361,113	60,867	69,324	48,047
34,487	118,122	3,060,856	490,058	254,170	—
4,576	7,997	107,944	22,491	25,857	—
436	250	13,108	2,301	3,192	—
—	9,468	—	—	—	—
75,953	91,533	352,000	194,521	477,895	1,408,708
832,056	1,392,211	37,271,193	16,705,647	11,530,339	25,092,700
$56,333,714	$212,935,319	$5,321,085,722	$736,820,860	$482,296,095	$1,512,015,787

$50,492,489	$221,366,834	$4,452,303,773	$749,502,383	$433,785,586	$1,484,413,362
5,841,225	(8,431,515)	868,781,949	(12,681,523)	48,510,509	27,602,425
$56,333,714	$212,935,319	$5,321,085,722	$736,820,860	$482,296,095	$1,512,015,787

$48,406,145	$223,032,259	$4,345,132,357	$696,411,311	$415,548,678	$1,431,243,941
$1,038,611	$1,505,607	$148,773,036	$17,769,041	$5,712,500	$1,496,690
$891,610	$1,616,096	$60,831,204	$33,483,621	$6,803,779	$32,267,551
$64	$—	$—	$12	$105,655	$4,670,885
$—	$—	$—	$—	$—	$17,330

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MassMutual Growth Opportunities Fund	MassMutual Mid Cap Value Fund
Class I shares:
Net assets	$174,234,535	$109,002,717
Shares outstanding (a)	35,988,816	10,029,659
Net asset value, offering price and redemption price per share	$4.84	$10.87
Class R5 shares:
Net assets	$31,387,823	$852,265
Shares outstanding (a)	6,756,490	77,143
Net asset value, offering price and redemption price per share	$4.65	$11.05
Service Class shares:
Net assets	$12,613,314	$91,617
Shares outstanding (a)	3,015,882	8,370
Net asset value, offering price and redemption price per share	$4.18	$10.95
Administrative Class shares:
Net assets	$26,260,371	$970,262
Shares outstanding (a)	7,288,972	86,177
Net asset value, offering price and redemption price per share	$3.60	$11.26
Class R4 shares:
Net assets	$762,070	$331,346
Shares outstanding (a)	290,942	30,691
Net asset value, offering price and redemption price per share	$2.62	$10.80
Class A shares:
Net assets	$16,905,195	$1,609,664
Shares outstanding (a)	6,729,859	146,293
Net asset value, and redemption price per share	$2.51	$11.00
Offering price per share (100/[100-maximum sales charge] of net asset value)	$2.66	$11.64
Class R3 shares:
Net assets	$1,682,277	$158,633
Shares outstanding (a)	1,167,722	14,717
Net asset value, offering price and redemption price per share	$1.44	$10.78
Class Y shares: (b)
Net assets	$100,948	$93,530
Shares outstanding (a)	21,739	8,467
Net asset value, offering price and redemption price per share	$4.64	$11.05

(a)	Authorized unlimited number of shares with no par value.

(b)	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Value Equity Fund	MassMutual Small Company Value Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$36,817,601	$144,579,158	$3,934,813,443	$552,758,476	$285,530,564	$1,512,015,787
4,234,537	16,866,187	209,888,502	42,262,601	34,128,452	148,936,158
$8.69	$8.57	$18.75	$13.08	$8.37	$10.15

$7,821,607	$38,811,020	$918,398,914	$111,549,073	$109,960,970	$—
898,934	4,480,641	50,043,393	8,764,851	13,072,683	—
$8.70	$8.66	$18.35	$12.73	$8.41	$—

$2,191,536	$7,560,960	$163,754,856	$19,016,989	$27,713,386	$—
250,657	880,512	9,362,351	1,661,366	3,319,784	—
$8.74	$8.59	$17.49	$11.45	$8.35	$—

$2,442,872	$9,900,202	$138,375,579	$17,778,022	$16,792,022	$—
284,489	1,190,377	8,619,002	1,761,900	1,987,074	—
$8.59	$8.32	$16.05	$10.09	$8.45	$—

$1,402,069	$665,529	$52,002,538	$12,509,933	$20,244,951	$—
170,383	86,974	3,745,460	1,577,476	2,539,759	—
$8.23	$7.65	$13.88	$7.93	$7.97	$—

$4,925,115	$10,948,477	$92,824,629	$19,466,076	$16,718,615	$—
593,967	1,400,883	6,813,598	2,501,861	2,032,234	—
$8.29	$7.82	$13.62	$7.78	$8.23	$—
$8.77	$8.28	$14.41	$8.23	$8.71	$—

$640,126	$379,685	$20,818,357	$3,647,056	$5,235,611	$—
79,717	55,616	1,813,671	643,781	647,035	—
$8.03	$6.83	$11.48	$5.67	$8.09	$—

$92,788	$90,288	$97,406	$95,235	$99,976	$—
10,661	10,428	5,308	7,485	11,891	—
$8.70	$8.66	$18.35	$12.72	$8.41	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2023 (Unaudited)

	MassMutual Total Return Bond Fund	MassMutual Strategic Bond Fund
Investment income (Note 2):
Dividends (a)	$—	$—
Interest (b)	15,176,985	8,719,343
Securities lending net income	50,361	18,210
Non-cash income	—	—
Total investment income	15,227,346	8,737,553
Expenses (Note 3):
Investment advisory fees	1,104,345	851,892
Custody fees	81,276	82,309
Dividend expense on short sales	1,021	—
Audit and tax fees	27,973	33,129
Legal fees	14,189	17,229
Proxy fees	1,391	1,387
Accounting & Administration fees	42,372	68,225
Shareholder reporting fees	37,913	32,922
Trustees’ fees	28,273	15,930
Registration and filing fees	52,338	49,976
Transfer agent fees	1,495	1,493
	1,392,586	1,154,492
Administration fees:
Class R5	13,288	27,321
Service Class	49,549	26,754
Administrative Class	14,860	30,812
Class R4	54,271	19,143
Class A	17,297	19,808
Class R3	15,473	5,081
Class Y *	—	15
Distribution and Service fees:
Class R4	67,839	23,928
Class A	14,415	16,506
Class R3	38,683	12,702
Total expenses	1,678,261	1,336,562
Expenses waived (Note 3):
Advisory fees waived	(110,435)	(107,453)
Net expenses:	1,567,826	1,229,109
Net investment income (loss)	13,659,520	7,508,444

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund	MassMutual Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Fundamental Growth Fund	MassMutual Blue Chip Growth Fund

$4,687,608	$4,990,076	$21,076,650	$6,658,721	$100,196	$7,402,301
14,655	50,897	156,392	77,367	2,583	264,606
5,328	8,070	2,033	9,809	392	17,879
8,826	—	—	—	—	314,558
4,716,417	5,049,043	21,235,075	6,745,897	103,171	7,999,344

767,826	1,395,536	1,186,990	2,138,368	92,129	7,586,818
27,051	30,161	105,536	31,477	20,774	123,212
—	—	—	—	—	—
25,125	25,007	25,914	25,379	25,914	25,362
5,416	7,982	42,462	10,697	533	52,725
1,387	1,387	1,387	1,387	1,387	1,387
15,184	16,089	42,760	18,064	10,496	44,252
23,689	25,146	67,129	29,990	13,745	90,217
13,118	19,789	95,225	23,650	1,347	99,770
50,873	52,394	55,178	52,527	49,788	55,152
1,493	1,493	1,493	1,493	1,493	1,493
931,162	1,574,984	1,624,074	2,333,032	217,606	8,080,388

25,801	38,101	163,050	46,299	2,744	166,442
11,967	27,886	328,932	37,620	4,591	127,039
26,808	38,138	398,957	55,612	7,550	265,868
9,980	4,279	445,219	7,085	1,342	49,813
36,753	38,597	34,345	62,264	11,884	125,369
1,500	1,310	284,081	5,079	1,209	30,766
15	15	—	15	15	16

12,474	5,349	445,219	8,856	1,677	62,266
30,627	32,164	24,532	51,887	9,903	104,474
3,749	3,276	568,162	12,699	3,023	76,916
1,090,836	1,764,099	4,316,571	2,620,448	261,544	9,089,357

—	—	—	—	(7,087)	—
1,090,836	1,764,099	4,316,571	2,620,448	254,457	9,089,357
3,625,581	3,284,944	16,918,504	4,125,449	(151,286)	(1,090,013)

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2023 (Unaudited)

	MassMutual Total Return Bond Fund	MassMutual Strategic Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$(11,420,218)	$(13,030,687)
Futures contracts	(3,468,020)	(5,187,096)
Written options	—	1,664,396
Swap agreements	(3,840,273)	2,929,663
Foreign currency transactions	7,591	116,418
Forward contracts	(48,240)	(491,440)
Net realized gain (loss)	(18,769,160)	(13,998,746)
Net change in unrealized appreciation/(depreciation) on:
Investment transactions	36,297,098	24,791,108
Unfunded bank loan commitments	30	(2,684)
Futures contracts	3,665,188	7,569,604
Written options	—	597,005
Swap agreements	3,831,970	(2,319,593)
Translation of assets and liabilities in foreign currencies	4,168	80,210
Forward contracts	(64,530)	828,274
Net change in unrealized appreciation/(depreciation)	43,733,924	31,543,924
Net realized gain (loss) and change in unrealized appreciation/(depreciation)	24,964,764	17,545,178
Net increase (decrease) in net assets resulting from operations	$38,624,284	$25,053,622

(a)	Net of foreign withholding tax of:	$—	$—
(b)	Net of foreign withholding tax of:	$—	$15,586
*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund	MassMutual Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Fundamental Growth Fund	MassMutual Blue Chip Growth Fund

$7,528,419	$9,627,666	$68,067,664	$403,412	$(2,407,800)	$198,280,340
—	—	(279,016)	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
12,440	(1,816)	—	16,222	—	(223)
—	—	—	—	—	—
7,540,859	9,625,850	67,788,648	419,634	(2,407,800)	198,280,117

28,041,678	39,560,975	250,242,285	73,799,107	6,704,525	275,341,514
—	—	—	—	—	—
—	—	2,721,640	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(2,674)	26,557	—	1,333	—	—
—	—	—	—	—	—
28,039,004	39,587,532	252,963,925	73,800,440	6,704,525	275,341,514
35,579,863	49,213,382	320,752,573	74,220,074	4,296,725	473,621,631
$39,205,444	$52,498,326	$337,671,077	$78,345,523	$4,145,439	$472,531,618

$86,344	$33,067	$5,213	$135,299	$127	$327,601
$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2023 (Unaudited)

	MassMutual Growth Opportunities Fund	MassMutual Mid Cap Value Fund
Investment income (Note 2):
Dividends (a)	$608,358	$1,292,282
Interest	42,757	16,609
Securities lending net income	3,015	815
Non-cash income	—	25,133
Total investment income	654,130	1,334,839
Expenses (Note 3):
Investment advisory fees	885,326	386,156
Custody fees	15,035	39,684
Audit and tax fees	25,362	25,379
Legal fees	4,613	1,942
Proxy fees	1,387	1,387
Accounting & Administration fees	13,287	17,203
Shareholder reporting fees	17,319	16,492
Trustees’ fees	11,017	4,164
Registration and filing fees	50,762	51,002
Transfer agent fees	1,493	1,493
	1,025,601	544,902
Administration fees:
Class R5	17,601	437
Service Class	13,370	94
Administrative Class	35,848	1,437
Class R4	688	324
Class A	22,950	2,364
Class R3	1,530	144
Class Y *	15	15
Distribution and Service fees:
Class R4	860	405
Class A	19,125	1,970
Class R3	3,826	361
Total expenses	1,141,414	552,453
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	(200,828)
Class R5 fees reimbursed by adviser	—	(1,653)
Service Class fees reimbursed by adviser	—	(178)
Administrative Class fees reimbursed by adviser	—	(1,811)
Class R4 fees reimbursed by adviser	—	(613)
Class A fees reimbursed by adviser	—	(2,978)
Class R3 fees reimbursed by adviser	—	(274)
Class Y fees reimbursed by adviser *	—	(58)
Advisory fees waived	(24,939)	—
Net expenses:	1,116,475	344,060
Net investment income (loss)	(462,345)	990,779

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Value Equity Fund	MassMutual Small Company Value Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$385,373	$2,203,185	$19,148,185	$3,490,151	$2,769,614	$14,274,549
9,827	15,509	1,996,726	108,134	38,352	597,423
478	20,066	52,879	36,195	22,596	155,301
—	—	—	—	166,943	967,588
395,678	2,238,760	21,197,790	3,634,480	2,997,505	15,994,861

202,824	928,655	18,484,272	2,619,236	1,831,449	—
21,811	36,282	198,733	44,044	112,591	420,071
25,379	25,008	25,379	26,363	35,621	44,144
888	3,688	95,412	9,629	7,707	23,955
1,387	1,387	1,387	1,387	1,387	1,387
10,693	13,893	76,710	16,858	21,205	23,850
17,088	22,026	337,045	45,636	27,403	17,141
2,197	8,813	206,434	22,059	17,680	50,537
50,734	51,624	73,206	59,851	51,838	13,604
1,493	1,493	1,493	1,493	1,493	1,493
334,494	1,092,869	19,500,071	2,846,556	2,108,374	596,182

3,833	19,740	446,417	52,279	50,412	—
2,428	8,052	167,661	19,238	33,467	—
3,697	15,429	214,387	27,557	23,531	—
1,361	714	59,472	12,419	19,045	—
7,711	17,207	138,940	29,499	22,761	—
683	381	20,578	3,641	4,839	—
15	15	15	15	15	—

1,701	892	74,340	15,524	23,807	—
6,426	14,340	115,784	24,583	18,968	—
1,707	954	51,446	9,103	12,097	—
364,056	1,170,593	20,789,111	3,040,414	2,317,316	596,182

—	(103,949)	—	—	(176,064)	(596,182)
—	(27,697)	—	—	(66,182)	—
—	(5,644)	—	—	(21,668)	—
—	(7,181)	—	—	(10,248)	—
—	(498)	—	—	(12,474)	—
—	(8,029)	—	—	(9,987)	—
—	(269)	—	—	(3,174)	—
—	(21)	—	—	(21)	—
—	—	(1,342,212)	—	—	—
364,056	1,017,305	19,446,899	3,040,414	2,017,498	—
31,622	1,221,455	1,750,891	594,066	980,007	15,994,861

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2023 (Unaudited)

	MassMutual Growth Opportunities Fund	MassMutual Mid Cap Value Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$(12,170,255)	$(2,083,567)
Written options	—	—
Foreign currency transactions	1,723	158
Forward contracts	—	(228,669)
Net realized gain (loss)	(12,168,532)	(2,312,078)
Net change in unrealized appreciation/(depreciation) on:
Investment transactions	55,590,223	13,752,523
Written options	—	—
Translation of assets and liabilities in foreign currencies	90	176
Forward contracts	—	(25,660)
Net change in unrealized appreciation/(depreciation)	55,590,313	13,727,039
Net realized gain (loss) and change in unrealized appreciation/(depreciation)	43,421,781	11,414,961
Net increase (decrease) in net assets resulting from operations	$42,959,436	$12,405,740

(a)	Net of foreign withholding tax of:	$4,846	$2,503
(b)	Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$—
*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Value Equity Fund	MassMutual Small Company Value Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund		MassMutual Select T. Rowe Price International Equity Fund

$2,651,115	$5,847,503	$98,284,485	$(13,789,199)	$2,787,578		$(14,577,878)
—	—	—	—	—		46,893
(298)	(136)	5	—	29,917		91,228
—	(31,830)	—	—	—		—
2,650,817	5,815,537	98,284,490	(13,789,199)	2,817,495		(14,439,757)

5,242,241	13,832,875	682,309,859	59,727,440	119,102,352	(b)	309,367,168 (b)
—	—	—	—	—		5,183
(23)	3	—	1	278,425		281,288
—	8,690	—	—	—		—
5,242,218	13,841,568	682,309,859	59,727,441	119,380,777		309,653,639
7,893,035	19,657,105	780,594,349	45,938,242	122,198,272		295,213,882
$7,924,657	$20,878,560	$782,345,240	$46,532,308	$123,178,279		$311,208,743

$1,402	$6,945	$32,206	$2,531	$365,870	$1,784,997
$—	$—	$—	$—	$(62,211)	$(166,022)

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Total Return Bond Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$13,659,520	$14,787,998
Net realized gain (loss)	(18,769,160)	(58,438,781)
Net change in unrealized appreciation/(depreciation)	43,733,924	(94,968,502)
Net increase (decrease) in net assets resulting from operations	38,624,284	(138,619,285)
Distributions to shareholders (Note 2):
Class I	(15,429,719)	(12,175,679)
Class R5	(675,186)	(629,319)
Service Class	(1,235,936)	(1,020,606)
Administrative Class	(224,296)	(271,077)
Class R4	(1,150,319)	(1,037,468)
Class A	(248,471)	(151,047)
Class R3	(287,015)	(234,819)
Total distributions	(19,250,942)	(15,520,015)
Net fund share transactions (Note 5):
Class I	20,336,345	(7,978,138)
Class R5	1,048,375	(8,311,019)
Service Class	(887,082)	(10,451,111)
Administrative Class	1,340,588	(7,623,068)
Class R4	315,696	(14,311,651)
Class A	334,049	1,690,277
Class R3	(2,562,768)	(999,369)
Class Y *	—	—
Increase (decrease) in net assets from fund share transactions	19,925,203	(47,984,079)
Total increase (decrease) in net assets	39,298,545	(202,123,379)
Net assets
Beginning of period	719,894,116	922,017,495
End of period	$759,192,661	$719,894,116

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund		MassMutual Diversified Value Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$7,508,444	$11,331,404	$3,625,581	$6,721,797
(13,998,746)	(34,586,163)	7,540,859	31,436,845
31,543,924	(66,147,761)	28,039,004	(63,526,572)
25,053,622	(89,402,520)	39,205,444	(25,367,930)

(4,853,662)	(20,295,777)	(22,785,580)	(28,645,872)
(838,593)	(4,546,406)	(6,151,253)	(8,493,887)
(446,361)	(2,619,511)	(1,377,003)	(1,877,787)
(266,073)	(1,912,369)	(2,100,599)	(2,424,318)
(216,472)	(1,635,600)	(1,182,896)	(1,549,573)
(139,883)	(1,094,081)	(2,807,578)	(3,138,699)
(44,429)	(396,988)	(184,452)	(130,528)
(6,805,473)	(32,500,732)	(36,589,361)	(46,260,664)

35,026,569	(62,180,026)	18,981,612	(15,793,942)
995,726	(13,402,075)	1,104,544	(10,349,015)
(24,165,073)	13,880,105	(888,215)	(312,742)
(880,874)	(23,921,417)	267,025	(717,783)
(786,429)	(16,414,746)	977,700	(1,474,661)
(2,865,147)	(11,353,295)	1,709,955	102,357
(620,463)	(4,675,194)	30,945	559,826
100,000	—	100,000	—
6,804,309	(118,066,648)	22,283,566	(27,985,960)
25,052,458	(239,969,900)	24,899,649	(99,614,554)

406,856,620	646,826,520	277,915,498	377,530,052
$431,909,078	$406,856,620	$302,815,147	$277,915,498

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Fundamental Value Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,284,944	$7,405,653
Net realized gain (loss)	9,625,850	69,872,106
Net change in unrealized appreciation/(depreciation)	39,587,532	(109,697,669)
Net increase (decrease) in net assets resulting from operations	52,498,326	(32,419,910)
Distributions to shareholders (Note 2):
Class I	(45,555,563)	(42,679,244)
Class R5	(11,547,016)	(13,424,402)
Service Class	(4,262,327)	(3,658,666)
Administrative Class	(3,755,000)	(5,544,501)
Class R4	(625,482)	(1,143,867)
Class A	(3,695,393)	(3,738,569)
Class R3	(187,815)	(189,182)
Total distributions	(69,628,596)	(70,378,431)
Net fund share transactions (Note 5):
Class I	32,610,376	(10,069,823)
Class R5	4,643,196	(24,357,743)
Service Class	1,425,344	2,258,758
Administrative Class	634,621	(16,813,679)
Class R4	397,533	(4,217,325)
Class A	3,239,513	(5,570,490)
Class R3	(59,989)	(75,885)
Class Y *	100,000	—
Increase (decrease) in net assets from fund share transactions	42,990,594	(58,846,187)
Total increase (decrease) in net assets	25,860,324	(161,644,528)
Net assets
Beginning of period	425,970,306	587,614,834
End of period	$451,830,630	$425,970,306

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund		MassMutual Equity Opportunities Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$16,918,504	$35,527,171	$4,125,449	$7,630,397
67,788,648	561,388,585	419,634	91,666,677
252,963,925	(998,181,882)	73,800,440	(134,602,022)
337,671,077	(401,266,126)	78,345,523	(35,304,948)

(233,942,780)	(184,016,801)	(58,808,263)	(51,816,002)
(80,505,814)	(60,703,846)	(13,501,084)	(19,138,493)
(63,714,193)	(45,847,810)	(5,696,040)	(5,530,550)
(56,936,277)	(43,469,722)	(5,667,568)	(6,343,270)
(89,871,911)	(59,838,315)	(1,162,989)	(1,104,425)
(4,858,726)	(2,886,746)	(6,575,646)	(6,388,911)
(59,191,148)	(36,541,127)	(895,204)	(456,521)
(589,020,849)	(433,304,367)	(92,306,794)	(90,778,172)

178,371,036	(255,288,917)	65,276,306	(1,791,654)
65,489,224	(52,512,755)	11,330,137	(58,102,852)
57,203,856	(33,680,700)	3,735,894	(4,247,306)
37,369,180	(74,032,960)	4,550,688	(9,342,480)
72,338,228	(41,857,468)	1,254,879	(849,806)
4,693,760	(1,953,696)	4,268,622	(6,175,857)
52,514,725	17,760,894	2,138,011	1,650,535
—	—	100,000	—
467,980,009	(441,565,602)	92,654,537	(78,859,420)
216,630,237	(1,276,136,095)	78,693,266	(204,942,540)

2,222,233,097	3,498,369,192	556,838,758	761,781,298
$2,438,863,334	$2,222,233,097	$635,532,024	$556,838,758

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Fundamental Growth Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(151,286)	$(359,454)
Net realized gain (loss)	(2,407,800)	(1,530,615)
Net change in unrealized appreciation/(depreciation)	6,704,525	(13,385,532)
Net increase (decrease) in net assets resulting from operations	4,145,439	(15,275,601)
Distributions to shareholders (Note 2):
Class I	(3,932)	(3,135,065)
Class R5	(591)	(2,856,640)
Service Class	—	(1,845,774)
Administrative Class	—	(2,350,670)
Class R4	—	(569,215)
Class A	—	(4,304,968)
Class R3	—	(735,465)
Total distributions	(4,523)	(15,797,797)
Net fund share transactions (Note 5):
Class I	(655,678)	(4,177,932)
Class R5	24,554	(134,116)
Service Class	(270,677)	1,394,111
Administrative Class	(39,071)	1,212,754
Class R4	8,599	591,480
Class A	(478,275)	2,080,096
Class R3	42,857	777,393
Class Y *	100,000	—
Increase (decrease) in net assets from fund share transactions	(1,267,691)	1,743,786
Total increase (decrease) in net assets	2,873,225	(29,329,612)
Net assets
Beginning of period	26,001,641	55,331,253
End of period	$28,874,866	$26,001,641

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

MassMutual Blue Chip Growth Fund		MassMutual Growth Opportunities Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$(1,090,013)	$(8,178,629)	$(462,345)	$(2,313,948)
198,280,117	321,054,779	(12,168,532)	35,962,322
275,341,514	(1,559,109,735)	55,590,313	(256,082,573)
472,531,618	(1,246,233,585)	42,959,436	(222,434,199)

(249,687,270)	(505,752,573)	(17,269,501)	(63,212,251)
(51,101,376)	(109,320,598)	(3,938,449)	(16,825,851)
(19,204,794)	(38,828,325)	(1,905,602)	(7,030,586)
(27,375,979)	(63,222,321)	(3,245,273)	(13,489,206)
(8,144,531)	(25,050,959)	(121,116)	(871,903)
(13,531,519)	(28,345,519)	(2,752,871)	(12,095,384)
(5,728,211)	(11,466,411)	(434,802)	(1,142,314)
(374,773,680)	(781,986,706)	(29,667,614)	(114,667,495)

(198,289,963)	310,223,790	16,980,046	41,322,162
(10,994,755)	(10,020,589)	(4,206,265)	1,550,921
9,355,243	13,091,552	(2,327,930)	4,561,394
5,877,433	(27,500,331)	2,770,938	4,741,775
3,082,504	(19,969,685)	126,954	(236,423)
3,987,153	6,353,988	2,943,521	3,069,711
1,793,440	1,097,524	444,899	1,166,309
100,000	—	100,000	—
(185,088,945)	273,276,249	16,832,163	56,175,849
(87,331,007)	(1,754,944,042)	30,123,985	(280,925,845)

2,533,150,018	4,288,094,060	233,822,548	514,748,393
$2,445,819,011	$2,533,150,018	$263,946,533	$233,822,548

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Mid Cap Value Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$990,779	$1,741,876
Net realized gain (loss)	(2,312,078)	8,444,076
Net change in unrealized appreciation/(depreciation)	13,727,039	(20,299,887)
Net increase (decrease) in net assets resulting from operations	12,405,740	(10,113,935)
Distributions to shareholders (Note 2):
Class I	(9,180,076)	(26,888,446)
Class R5	(74,164)	(232,404)
Service Class	(8,102)	(134,310)
Administrative Class	(76,592)	(217,970)
Class R4	(28,469)	(64,772)
Class A	(123,386)	(345,700)
Class R3	(10,875)	(33,429)
Total distributions	(9,501,664)	(27,917,031)
Net fund share transactions (Note 5):
Class I	8,609,604	19,458,604
Class R5	45,814	102,804
Service Class	292	(358,287)
Administrative Class	104,468	17,849
Class R4	71,898	72,072
Class A	177,052	333,445
Class R3	35,775	20,617
Class Y *	100,000	—
Increase (decrease) in net assets from fund share transactions	9,144,903	19,647,104
Total increase (decrease) in net assets	12,048,979	(18,383,862)
Net assets
Beginning of period	101,061,055	119,444,917
End of period	$113,110,034	$101,061,055

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Value Equity Fund		MassMutual Small Company Value Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$31,622	$(9,714)	$1,221,455	$1,804,236
2,650,817	9,238,406	5,815,537	25,794,786
5,242,218	(16,694,631)	13,841,568	(76,364,653)
7,924,657	(7,465,939)	20,878,560	(48,765,631)

(4,748,599)	(9,194,395)	(18,670,911)	(24,481,352)
(1,080,269)	(2,283,497)	(4,917,264)	(8,756,926)
(351,667)	(701,615)	(994,131)	(1,250,165)
(351,094)	(618,052)	(1,323,216)	(2,095,447)
(203,327)	(353,982)	(98,750)	(113,169)
(765,530)	(1,433,744)	(1,503,213)	(1,983,118)
(103,236)	(177,490)	(54,513)	(57,144)
(7,603,722)	(14,762,775)	(27,561,998)	(38,737,321)

4,603,443	8,892,953	16,544,322	9,672,869
1,312,526	(1,280,738)	4,524,213	(12,319,821)
(18,281)	97,714	596,888	1,464,061
246,699	601,427	856,585	(1,110,615)
220,860	241,957	71,154	117,088
432,422	249,890	971,803	1,183,657
26,594	210,790	68,681	114,824
100,000	—	100,000	—
6,924,263	9,013,993	23,733,646	(877,937)
7,245,198	(13,214,721)	17,050,208	(88,380,889)

49,088,516	62,303,237	195,885,111	284,266,000
$56,333,714	$49,088,516	$212,935,319	$195,885,111

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Mid Cap Growth Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,750,891	$(17,109,414)
Net realized gain (loss)	98,284,490	769,435,881
Net change in unrealized appreciation/(depreciation)	682,309,859	(2,767,704,752)
Net increase (decrease) in net assets resulting from operations	782,345,240	(2,015,378,285)
Distributions to shareholders (Note 2):
Class I	(523,429,364)	(1,191,184,730)
Class R5	(116,400,253)	(296,057,142)
Service Class	(23,403,104)	(60,589,689)
Administrative Class	(21,586,358)	(48,166,646)
Class R4	(10,255,803)	(26,566,357)
Class A	(15,692,257)	(35,773,353)
Class R3	(4,034,311)	(7,898,792)
Total distributions	(714,801,450)	(1,666,236,709)
Net fund share transactions (Note 5):
Class I	48,464,540	(5,330,556)
Class R5	71,285,649	(202,318,073)
Service Class	4,649,351	(41,632,499)
Administrative Class	3,471,060	(7,318,752)
Class R4	(6,055,627)	(45,705,671)
Class A	7,622,530	(7,838,409)
Class R3	2,586,471	3,117,602
Class Y *	100,000	—
Increase (decrease) in net assets from fund share transactions	132,123,974	(307,026,358)
Total increase (decrease) in net assets	199,667,764	(3,988,641,352)
Net assets
Beginning of period	5,121,417,958	9,110,059,310
End of period	$5,321,085,722	$5,121,417,958

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Growth Equity Fund		MassMutual Overseas Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$594,066	$(1,298,357)	$980,007	$9,304,705
(13,789,199)	(21,760,546)	2,817,495	35,867,297
59,727,441	(172,539,431)	119,380,777	(182,280,725)
46,532,308	(195,598,334)	123,178,279	(137,108,723)

(167,678)	(106,892,194)	(23,985,748)	(36,687,508)
—	(33,194,542)	(8,940,287)	(14,531,662)
—	(7,598,507)	(3,168,050)	(4,314,842)
—	(7,499,285)	(1,354,790)	(1,831,463)
—	(5,183,552)	(1,698,415)	(2,008,900)
—	(9,396,325)	(1,262,974)	(2,031,119)
—	(1,924,436)	(411,585)	(623,942)
(167,678)	(171,688,841)	(40,821,849)	(62,029,436)

152,826,337	123,189,907	5,205,016	(32,486,555)
15,144,724	(1,391,715)	5,516,714	(28,533,311)
(610,891)	(3,835,779)	(9,351,761)	305,435
(2,235,610)	3,495,946	279,264	159,356
(400,571)	4,261,260	757,260	2,592,594
(888,665)	3,820,832	1,122,452	(4,725,515)
(61,056)	1,815,321	327,926	(726,116)
100,000	—	100,000	—
163,874,268	131,355,772	3,956,871	(63,414,112)
210,238,898	(235,931,403)	86,313,301	(262,552,271)

526,581,962	762,513,365	395,982,794	658,535,065
$736,820,860	$526,581,962	$482,296,095	$395,982,794

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price International Equity Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$15,994,861	$48,705,008
Net realized gain (loss)	(14,439,757)	(12,001,294)
Net change in unrealized appreciation/(depreciation)	309,653,639	(477,073,999)
Net increase (decrease) in net assets resulting from operations	311,208,743	(440,370,285)
Distributions to shareholders (Note 2):
Class I	(43,014,768)	(71,743,166)
Total distributions	(43,014,768)	(71,743,166)
Net fund share transactions (Note 5):
Class I	(29,174,106)	85,010,969
Increase (decrease) in net assets from fund share transactions	(29,174,106)	85,010,969
Total increase (decrease) in net assets	239,019,869	(427,102,482)
Net assets
Beginning of period	1,272,995,918	1,700,098,400
End of period	$1,512,015,787	$1,272,995,918

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Total Return Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 8.42	$ 0.16	$ 0.29	$ 0.45	$ (0.23)	$ —	$ (0.23)	$ 8.64	5.35%[b]	$ 588,156	0.38%[a]	0.35%[a]	3.73%[a]
9/30/22	10.21	0.18	(1.78)	(1.60)	(0.17)	(0.02)	(0.19)	8.42	(15.97%)	553,149	0.37%	0.34%	1.92%
9/30/21	10.80	0.16	(0.13)	0.03	(0.24)	(0.38)	(0.62)	10.21	0.24%	677,869	0.36%	0.33%	1.55%
9/30/20	10.30	0.22	0.59	0.81	(0.31)	—	(0.31)	10.80	8.06%	616,932	0.36%	N/A	2.08%
9/30/19	9.62	0.30	0.67	0.97	(0.29)	—	(0.29)	10.30	10.42%	479,295	0.36%	N/A	3.03%
9/30/18	9.99	0.25	(0.34)	(0.09)	(0.28)	—	(0.28)	9.62	(0.98%)	426,828	0.34%	N/A	2.62%
Class R5
3/31/23[r]	$ 8.41	$ 0.15	$ 0.29	$ 0.44	$ (0.22)	$ —	$ (0.22)	$ 8.63	5.25%[b]	$ 27,537	0.48%[a]	0.45%[a]	3.63%[a]
9/30/22	10.19	0.16	(1.76)	(1.60)	(0.16)	(0.02)	(0.18)	8.41	(15.99%)	25,777	0.47%	0.44%	1.74%
9/30/21	10.79	0.15	(0.14)	0.01	(0.23)	(0.38)	(0.61)	10.19	0.06%	39,879	0.46%	0.43%	1.45%
9/30/20	10.28	0.21	0.59	0.80	(0.29)	—	(0.29)	10.79	8.04%	38,177	0.46%	N/A	2.04%
9/30/19	9.60	0.29	0.67	0.96	(0.28)	—	(0.28)	10.28	10.32%	44,973	0.46%	N/A	2.93%
9/30/18	9.96	0.24	(0.34)	(0.10)	(0.26)	—	(0.26)	9.60	(1.01%)	51,708	0.44%	N/A	2.49%
Service Class
3/31/23[r]	$ 8.44	$ 0.15	$ 0.30	$ 0.45	$ (0.21)	$ —	$ (0.21)	$ 8.68	5.36%[b]	$ 50,094	0.58%[a]	0.55%[a]	3.53%[a]
9/30/22	10.24	0.16	(1.79)	(1.63)	(0.15)	(0.02)	(0.17)	8.44	(16.22%)	49,614	0.57%	0.54%	1.67%
9/30/21	10.82	0.14	(0.12)	0.02	(0.22)	(0.38)	(0.60)	10.24	0.11%	70,920	0.55%	0.53%	1.33%
9/30/20	10.32	0.20	0.59	0.79	(0.29)	—	(0.29)	10.82	7.82%	93,185	0.56%	N/A	1.93%
9/30/19	9.63	0.28	0.68	0.96	(0.27)	—	(0.27)	10.32	10.24%	116,389	0.56%	N/A	2.83%
9/30/18	10.00	0.23	(0.34)	(0.11)	(0.26)	—	(0.26)	9.63	(1.17%)	131,813	0.54%	N/A	2.41%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	228%	442%	435%	316%	217%	243%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 8.40	$ 0.15	$ 0.28	$ 0.43	$ (0.20)	$ —	$ (0.20)	$ 8.63	5.11%[b]	$ 10,790	0.68%[a]	0.65%[a]	3.44%[a]
9/30/22	10.18	0.14	(1.76)	(1.62)	(0.14)	(0.02)	(0.16)	8.40	(16.20%)	9,165	0.67%	0.64%	1.44%
9/30/21	10.77	0.13	(0.13)	0.00[d]	(0.21)	(0.38)	(0.59)	10.18	(0.07%)	19,333	0.66%	0.63%	1.24%
9/30/20	10.25	0.19	0.59	0.78	(0.26)	—	(0.26)	10.77	7.79%	20,596	0.66%	N/A	1.84%
9/30/19	9.57	0.27	0.67	0.94	(0.26)	—	(0.26)	10.25	10.10%	21,183	0.66%	N/A	2.77%
9/30/18	9.93	0.22	(0.34)	(0.12)	(0.24)	—	(0.24)	9.57	(1.21%)	53,849	0.64%	N/A	2.30%
Class R4
3/31/23[r]	$ 8.46	$ 0.14	$ 0.29	$ 0.43	$ (0.18)	$ —	$ (0.18)	$ 8.71	5.16%[b]	$ 55,265	0.83%[a]	0.80%[a]	3.28%[a]
9/30/22	10.25	0.13	(1.78)	(1.65)	(0.12)	(0.02)	(0.14)	8.46	(16.35%)	53,395	0.82%	0.79%	1.41%
9/30/21	10.83	0.11	(0.13)	(0.02)	(0.18)	(0.38)	(0.56)	10.25	(0.20%)	79,970	0.80%	0.78%	1.07%
9/30/20	10.32	0.18	0.59	0.77	(0.26)	—	(0.26)	10.83	7.64%	102,120	0.81%	N/A	1.72%
9/30/19	9.63	0.25	0.69	0.94	(0.25)	—	(0.25)	10.32	9.96%	160,788	0.81%	N/A	2.58%
9/30/18	9.99	0.21	(0.35)	(0.14)	(0.22)	—	(0.22)	9.63	(1.42%)	172,390	0.79%	N/A	2.15%
Class A
3/31/23[r]	$ 8.35	$ 0.13	$ 0.29	$ 0.42	$ (0.18)	$ —	$ (0.18)	$ 8.59	5.07%[b]	$ 11,807	0.93%[a]	0.90%[a]	3.18%[a]
9/30/22	10.12	0.13	(1.77)	(1.64)	(0.11)	(0.02)	(0.13)	8.35	(16.40%)	11,149	0.92%	0.89%	1.42%
9/30/21	10.72	0.10	(0.13)	(0.03)	(0.19)	(0.38)	(0.57)	10.12	(0.33%)	11,662	0.91%	0.88%	0.98%
9/30/20	10.23	0.16	0.58	0.74	(0.25)	—	(0.25)	10.72	7.45%	11,334	0.91%	N/A	1.56%
9/30/19	9.56	0.24	0.68	0.92	(0.25)	—	(0.25)	10.23	9.89%	8,464	0.91%	N/A	2.48%
9/30/18	9.93	0.20	(0.35)	(0.15)	(0.22)	—	(0.22)	9.56	(1.51%)	4,327	0.89%	N/A	2.07%
Class R3
3/31/23[r]	$ 8.37	$ 0.13	$ 0.29	$ 0.42	$ (0.16)	$ —	$ (0.16)	$ 8.63	5.02%[b]	$ 15,544	1.08%[a]	1.05%[a]	3.02%[a]
9/30/22	10.15	0.11	(1.78)	(1.67)	(0.09)	(0.02)	(0.11)	8.37	(16.62%)	17,646	1.07%	1.04%	1.20%
9/30/21	10.73	0.09	(0.12)	(0.03)	(0.17)	(0.38)	(0.55)	10.15	(0.37%)	22,384	1.05%	1.03%	0.83%
9/30/20	10.23	0.15	0.58	0.73	(0.23)	—	(0.23)	10.73	7.33%	27,785	1.06%	N/A	1.43%
9/30/19	9.55	0.23	0.67	0.90	(0.22)	—	(0.22)	10.23	9.63%	30,478	1.06%	N/A	2.33%
9/30/18	9.90	0.18	(0.34)	(0.16)	(0.19)	—	(0.19)	9.55	(1.61%)	33,583	1.04%	N/A	1.91%

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 8.51	$ 0.15	$ 0.35	$ 0.50	$ (0.14)	$ —	$ (0.14)	$ 8.87	5.93%[b]	$ 309,283	0.54%[a]	0.49%[a]	3.58%[a]
9/30/22	10.90	0.23	(1.97)	(1.74)	(0.44)	(0.21)	(0.65)	8.51	(17.05%)	261,784	0.51%	0.46%	2.35%
9/30/21	11.30	0.25	(0.05)	0.20	(0.33)	(0.27)	(0.60)	10.90	1.79%	400,718	0.46%	0.46%[k]	2.28%
9/30/20	11.05	0.30	0.41	0.71	(0.31)	(0.15)	(0.46)	11.30	6.70%	423,904	0.47%	0.47%[n]	2.76%
9/30/19	10.12	0.35	0.86	1.21	(0.28)	—	(0.28)	11.05	12.31%	377,879	0.49%	0.48%	3.37%
9/30/18	10.65	0.32	(0.60)	(0.28)	(0.25)	—	(0.25)	10.12	(2.69%)	287,070	0.47%	0.47%[n]	3.13%
Class R5
3/31/23[r]	$ 8.51	$ 0.15	$ 0.35	$ 0.50	$ (0.13)	$ —	$ (0.13)	$ 8.88	5.94%[b]	$ 56,796	0.64%[a]	0.59%[a]	3.48%[a]
9/30/22	10.90	0.22	(1.98)	(1.76)	(0.42)	(0.21)	(0.63)	8.51	(17.14%)	53,494	0.61%	0.56%	2.25%
9/30/21	11.31	0.24	(0.06)	0.18	(0.32)	(0.27)	(0.59)	10.90	1.61%	83,071	0.56%	0.56%[k]	2.19%
9/30/20	11.05	0.29	0.42	0.71	(0.30)	(0.15)	(0.45)	11.31	6.66%	89,644	0.57%	0.57%[n]	2.65%
9/30/19	10.12	0.34	0.86	1.20	(0.27)	—	(0.27)	11.05	12.20%	79,978	0.59%	0.58%	3.27%
9/30/18	10.65	0.31	(0.60)	(0.29)	(0.24)	—	(0.24)	10.12	(2.79%)	78,583	0.57%	0.57%[n]	3.02%
Service Class
3/31/23[r]	$ 8.51	$ 0.14	$ 0.36	$ 0.50	$ (0.12)	$ —	$ (0.12)	$ 8.89	5.93%[b]	$ 9,737	0.73%[a]	0.69%[a]	3.34%[a]
9/30/22	10.91	0.21	(1.98)	(1.77)	(0.42)	(0.21)	(0.63)	8.51	(17.25%)	33,007	0.72%	0.67%	2.20%
9/30/21	11.31	0.23	(0.05)	0.18	(0.31)	(0.27)	(0.58)	10.91	1.59%	29,022	0.66%	0.66%[k]	2.08%
9/30/20	11.05	0.28	0.42	0.70	(0.29)	(0.15)	(0.44)	11.31	6.53%	37,611	0.67%	0.67%[n]	2.57%
9/30/19	10.12	0.33	0.86	1.19	(0.26)	—	(0.26)	11.05	12.02%	36,123	0.69%	0.68%	3.17%
9/30/18	10.64	0.30	(0.59)	(0.29)	(0.23)	—	(0.23)	10.12	(2.78%)	52,794	0.67%	0.67%[n]	2.89%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	104%	118%	120%	193%	262%	294%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 8.49	$ 0.14	$ 0.35	$ 0.49	$ (0.11)	$ —	(0.11)	$ 8.87	5.82%[b]	$ 20,215	0.84%[a]	0.79%[a]	3.27%[a]
9/30/22	10.85	0.20	(1.97)	(1.77)	(0.38)	(0.21)	(0.59)	8.49	(17.29%)	20,188	0.81%	0.76%	1.98%
9/30/21	11.25	0.22	(0.05)	0.17	(0.30)	(0.27)	(0.57)	10.85	1.49%	50,859	0.76%	0.76%[k]	1.98%
9/30/20	11.00	0.27	0.41	0.68	(0.28)	(0.15)	(0.43)	11.25	6.40%	70,366	0.77%	0.77%[n]	2.47%
9/30/19	10.08	0.32	0.85	1.17	(0.25)	—	(0.25)	11.00	11.91%	76,297	0.79%	0.78%	3.07%
9/30/18	10.61	0.29	(0.60)	(0.31)	(0.22)	—	(0.22)	10.08	(2.96%)	70,368	0.77%	0.77%[n]	2.81%
Class R4
3/31/23[r]	$ 8.43	$ 0.13	$ 0.35	$ 0.48	$ (0.10)	$ —	$ (0.10)	$ 8.81	5.79%[b]	$ 18,885	0.99%[a]	0.94%[a]	3.13%[a]
9/30/22	10.78	0.18	(1.95)	(1.77)	(0.37)	(0.21)	(0.58)	8.43	(17.40%)	18,821	0.96%	0.91%	1.86%
9/30/21	11.18	0.20	(0.05)	0.15	(0.28)	(0.27)	(0.55)	10.78	1.31%	41,556	0.91%	0.91%[k]	1.83%
9/30/20	10.93	0.25	0.41	0.66	(0.26)	(0.15)	(0.41)	11.18	6.29%	49,770	0.92%	0.92%[n]	2.33%
9/30/19	10.01	0.30	0.86	1.16	(0.24)	—	(0.24)	10.93	11.82%	66,656	0.94%	0.93%	2.91%
9/30/18	10.55	0.27	(0.60)	(0.33)	(0.21)	—	(0.21)	10.01	(3.17%)	67,672	0.92%	0.92%[n]	2.67%
Class A
3/31/23[r]	$ 8.48	$ 0.13	$ 0.35	$ 0.48	$ (0.09)	$ —	$ (0.09)	$ 8.87	5.76%[b]	$ 11,998	1.09%[a]	1.04%[a]	3.01%[a]
9/30/22	10.80	0.17	(1.96)	(1.79)	(0.32)	(0.21)	(0.53)	8.48	(17.46%)	14,285	1.06%	1.01%	1.76%
9/30/21	11.21	0.19	(0.05)	0.14	(0.28)	(0.27)	(0.55)	10.80	1.21%	30,068	1.01%	1.01%[k]	1.72%
9/30/20	10.97	0.24	0.41	0.65	(0.26)	(0.15)	(0.41)	11.21	6.09%	60,452	1.02%	1.02%[n]	2.20%
9/30/19	10.04	0.29	0.86	1.15	(0.22)	—	(0.22)	10.97	11.72%	49,917	1.04%	1.03%	2.82%
9/30/18	10.57	0.26	(0.59)	(0.33)	(0.20)	—	(0.20)	10.04	(3.23%)	45,189	1.02%	1.02%[n]	2.54%
Class R3
3/31/23[r]	$ 8.36	$ 0.12	$ 0.34	$ 0.46	$ (0.07)	$ —	$ (0.07)	$ 8.75	5.57%[b]	$ 4,896	1.24%[a]	1.19%[a]	2.87%[a]
9/30/22	10.67	0.16	(1.94)	(1.78)	(0.32)	(0.21)	(0.53)	8.36	(17.61%)	5,277	1.21%	1.16%	1.60%
9/30/21	11.07	0.17	(0.05)	0.12	(0.25)	(0.27)	(0.52)	10.67	1.03%	11,534	1.16%	1.16%[k]	1.59%
9/30/20	10.82	0.22	0.41	0.63	(0.23)	(0.15)	(0.38)	11.07	6.02%	15,761	1.17%	1.17%[n]	2.09%
9/30/19	9.92	0.27	0.84	1.11	(0.21)	—	(0.21)	10.82	11.48%	18,689	1.19%	1.18%	2.67%
9/30/18	10.45	0.24	(0.58)	(0.34)	(0.19)	—	(0.19)	9.92	(3.32%)	19,519	1.17%	1.17%[n]	2.42%
Class Y
3/31/23[g,r]	$ 8.98	$ 0.05	$ (0.15)aa	$ (0.10)	$ —	$ —	$ —	$ 8.88	(1.11%)[b]	$ 99	0.64%[a]	0.59%[a]	3.56%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 10.87	$ 0.14	$ 1.44	$ 1.58	$ (0.26)	$ (1.23)	$ (1.49)	$ 10.96	14.20%[b]	$ 189,153	0.61%[a]	2.47%[a]
9/30/22	13.48	0.25	(1.15)	(0.90)	(0.26)	(1.45)	(1.71)	10.87	(8.47%)	168,929	0.58%	1.97%
9/30/21	9.87	0.23	3.62	3.85	(0.24)	—	(0.24)	13.48	39.59%	230,230	0.57%	1.84%
9/30/20	11.48	0.25	(1.01)	(0.76)	(0.28)	(0.57)	(0.85)	9.87	(7.64%)	197,915	0.58%	2.42%
9/30/19	13.48	0.26	(0.33)	(0.07)	(0.26)	(1.67)	(1.93)	11.48	1.59%	210,652	0.58%	2.31%
9/30/18	16.69	0.25	1.70	1.95	(0.42)	(4.74)	(5.16)	13.48	13.43%	202,121	0.57%	1.85%
Class R5
3/31/23[r]	$ 10.90	$ 0.14	$ 1.44	$ 1.58	$ (0.25)	$ (1.23)	$ (1.48)	$ 11.00	14.14%[b]	$ 49,959	0.71%[a]	2.36%[a]
9/30/22	13.50	0.24	(1.15)	(0.91)	(0.24)	(1.45)	(1.69)	10.90	(8.48%)	48,259	0.68%	1.86%
9/30/21	9.89	0.22	3.62	3.84	(0.23)	—	(0.23)	13.50	39.38%	70,251	0.67%	1.74%
9/30/20	11.50	0.24	(1.02)	(0.78)	(0.26)	(0.57)	(0.83)	9.89	(7.75%)	62,821	0.68%	2.33%
9/30/19	13.50	0.25	(0.33)	(0.08)	(0.25)	(1.67)	(1.92)	11.50	1.48%	74,403	0.68%	2.19%
9/30/18	16.71	0.24	1.69	1.93	(0.40)	(4.74)	(5.14)	13.50	13.28%	143,091	0.67%	1.80%
Service Class
3/31/23[r]	$ 10.90	$ 0.13	$ 1.44	$ 1.57	$ (0.23)	$ (1.23)	$ (1.46)	$ 11.01	14.08%[b]	$ 11,454	0.81%[a]	2.25%[a]
9/30/22	13.50	0.23	(1.15)	(0.92)	(0.23)	(1.45)	(1.68)	10.90	(8.57%)	11,979	0.78%	1.77%
9/30/21	9.89	0.20	3.63	3.83	(0.22)	—	(0.22)	13.50	39.28%	15,170	0.77%	1.65%
9/30/20	11.51	0.23	(1.02)	(0.79)	(0.26)	(0.57)	(0.83)	9.89	(7.88%)	13,967	0.78%	2.25%
9/30/19	13.49	0.24	(0.32)	(0.08)	(0.23)	(1.67)	(1.90)	11.51	1.40%	10,046	0.78%	2.08%
9/30/18	16.69	0.22	1.70	1.92	(0.38)	(4.74)	(5.12)	13.49	13.21%	13,564	0.77%	1.64%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	22%	43%	60%	52%	42%	75%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 10.99	$ 0.13	$ 1.45	$ 1.58	$ (0.22)	$ (1.23)	$ (1.45)	$ 11.12	14.05%[b]	$ 17,178	0.91%[a]	2.16%[a]
9/30/22	13.61	0.21	(1.17)	(0.96)	(0.21)	(1.45)	(1.66)	10.99	(8.76%)	16,695	0.88%	1.66%
9/30/21	9.96	0.19	3.67	3.86	(0.21)	—	(0.21)	13.61	39.24%	21,354	0.87%	1.54%
9/30/20	11.59	0.22	(1.03)	(0.81)	(0.25)	(0.57)	(0.82)	9.96	(7.99%)	16,359	0.88%	2.12%
9/30/19	13.58	0.23	(0.33)	(0.10)	(0.22)	(1.67)	(1.89)	11.59	1.29%	20,346	0.88%	2.01%
9/30/18	16.76	0.21	1.70	1.91	(0.35)	(4.74)	(5.09)	13.58	13.07%	15,165	0.87%	1.61%
Class R4
3/31/23[r]	$ 10.66	$ 0.11	$ 1.41	$ 1.52	$ (0.20)	$ (1.23)	$ (1.43)	$ 10.75	13.93%[b]	$ 9,886	1.06%[a]	2.02%[a]
9/30/22	13.24	0.19	(1.12)	(0.93)	(0.20)	(1.45)	(1.65)	10.66	(8.83%)	8,853	1.03%	1.51%
9/30/21	9.70	0.17	3.57	3.74	(0.20)	—	(0.20)	13.24	39.00%	12,608	1.02%	1.39%
9/30/20	11.31	0.20	(1.01)	(0.81)	(0.23)	(0.57)	(0.80)	9.70	(8.14%)	9,823	1.03%	2.00%
9/30/19	13.32	0.21	(0.32)	(0.11)	(0.23)	(1.67)	(1.90)	11.31	1.18%	6,570	1.03%	1.88%
9/30/18	16.56	0.19	1.68	1.87	(0.37)	(4.74)	(5.11)	13.32	12.93%	4,523	1.02%	1.44%
Class A
3/31/23[r]	$ 10.86	$ 0.11	$ 1.43	$ 1.54	$ (0.19)	$ (1.23)	$ (1.42)	$ 10.98	13.83%[b]	$ 23,655	1.16%[a]	1.92%[a]
9/30/22	13.45	0.18	(1.15)	(0.97)	(0.17)	(1.45)	(1.62)	10.86	(8.93%)	21,805	1.13%	1.42%
9/30/21	9.85	0.16	3.63	3.79	(0.19)	—	(0.19)	13.45	38.84%	26,835	1.12%	1.29%
9/30/20	11.46	0.19	(1.02)	(0.83)	(0.21)	(0.57)	(0.78)	9.85	(8.22%)	27,575	1.13%	1.87%
9/30/19	13.45	0.20	(0.32)	(0.12)	(0.20)	(1.67)	(1.87)	11.46	1.03%	37,170	1.13%	1.75%
9/30/18	16.64	0.18	1.69	1.87	(0.32)	(4.74)	(5.06)	13.45	12.82%	45,319	1.12%	1.36%
Class R3
3/31/23[r]	$ 10.78	$ 0.10	$ 1.42	$ 1.52	$ (0.19)	$ (1.23)	$ (1.42)	$ 10.88	13.76%[b]	$ 1,436	1.31%[a]	1.78%[a]
9/30/22	13.35	0.16	(1.14)	(0.98)	(0.14)	(1.45)	(1.59)	10.78	(9.09%)	1,395	1.28%	1.31%
9/30/21	9.77	0.14	3.61	3.75	(0.17)	—	(0.17)	13.35	38.73%	1,082	1.27%	1.14%
9/30/20	11.39	0.18	(1.02)	(0.84)	(0.21)	(0.57)	(0.78)	9.77	(8.38%)	1,492	1.28%	1.76%
9/30/19	13.37	0.18	(0.31)	(0.13)	(0.18)	(1.67)	(1.85)	11.39	0.91%	1,387	1.28%	1.59%
9/30/18	16.59	0.15	1.68	1.83	(0.31)	(4.74)	(5.05)	13.37	12.56%	2,177	1.27%	1.13%
Class Y
3/31/23[g,r]	$ 11.66	$ 0.05	$ (0.71)aa	$ (0.66)	$ —	$ —	$ —	$ 11.00	(5.66%)[b]	$ 94	0.71%[a]	2.80%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Fundamental Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 8.54	$ 0.07	$ 1.03	$ 1.10	$ (0.13)	$ (1.32)	$ (1.45)	$ 8.19	12.38%[b]	$ 298,790	0.68%[a]	1.49%[a]
9/30/22	10.48	0.14	(0.77)	(0.63)	(0.08)	(1.23)	(1.31)	8.54	(7.69%)	277,621	0.66%	1.43%
9/30/21	7.52	0.12	2.99	3.11	(0.15)	—	(0.15)	10.48	41.76%	353,238	0.65%	1.19%
9/30/20	10.33	0.15	(0.72)	(0.57)	(0.23)	(2.01)	(2.24)	7.52	(8.51%)	268,368	0.66%	1.85%
9/30/19	11.93	0.20	(0.39)	(0.19)	(0.23)	(1.18)	(1.41)	10.33	(0.07%)	353,302	0.64%	1.96%
9/30/18	13.01	0.23	0.81	1.04	(0.24)	(1.88)	(2.12)	11.93	8.56%	632,974	0.63%	1.91%
Class R5
3/31/23[r]	$ 8.62	$ 0.06	$ 1.04	$ 1.10	$ (0.12)	$ (1.32)	$ (1.44)	$ 8.28	12.24%[b]	$ 71,698	0.78%[a]	1.39%[a]
9/30/22	10.56	0.13	(0.78)	(0.65)	(0.06)	(1.23)	(1.29)	8.62	(7.73%)	69,771	0.76%	1.31%
9/30/21	7.57	0.11	3.02	3.13	(0.14)	—	(0.14)	10.56	41.74%	112,193	0.75%	1.11%
9/30/20	10.39	0.14	(0.73)	(0.59)	(0.22)	(2.01)	(2.23)	7.57	(8.68%)	132,370	0.76%	1.75%
9/30/19	11.98	0.19	(0.38)	(0.19)	(0.22)	(1.18)	(1.40)	10.39	(0.13%)	196,887	0.74%	1.85%
9/30/18	13.06	0.22	0.80	1.02	(0.22)	(1.88)	(2.10)	11.98	8.39%	309,004	0.73%	1.80%
Service Class
3/31/23[r]	$ 8.56	$ 0.06	$ 1.02	$ 1.08	$ (0.11)	$ (1.32)	$ (1.43)	$ 8.21	12.10%[b]	$ 26,705	0.88%[a]	1.30%[a]
9/30/22	10.49	0.12	(0.76)	(0.64)	(0.06)	(1.23)	(1.29)	8.56	(7.76%)	26,311	0.86%	1.23%
9/30/21	7.53	0.10	2.99	3.09	(0.13)	—	(0.13)	10.49	41.43%	29,948	0.85%	0.99%
9/30/20	10.34	0.13	(0.72)	(0.59)	(0.21)	(2.01)	(2.22)	7.53	(8.76%)	21,654	0.86%	1.64%
9/30/19	11.93	0.18	(0.38)	(0.20)	(0.21)	(1.18)	(1.39)	10.34	(0.25%)	30,115	0.84%	1.75%
9/30/18	13.00	0.20	0.81	1.01	(0.20)	(1.88)	(2.08)	11.93	8.36%	49,551	0.83%	1.69%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	16%	30%	38%	54%	103%	46%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 8.65	$ 0.05	$ 1.04	$ 1.09	$ (0.09)	$ (1.32)	$ (1.41)	$ 8.33	12.11%[b]	$ 24,192	0.98%[a]	1.20%[a]
9/30/22	10.59	0.11	(0.78)	(0.67)	(0.04)	(1.23)	(1.27)	8.65	(7.94%)	24,364	0.96%	1.09%
9/30/21	7.60	0.09	3.02	3.11	(0.12)	—	(0.12)	10.59	41.33%	47,797	0.95%	0.92%
9/30/20	10.41	0.13	(0.73)	(0.60)	(0.20)	(2.01)	(2.21)	7.60	(8.78%)	56,880	0.96%	1.53%
9/30/19	12.00	0.17	(0.38)	(0.21)	(0.20)	(1.18)	(1.38)	10.41	(0.36%)	58,983	0.94%	1.65%
9/30/18	13.07	0.19	0.81	1.00	(0.19)	(1.88)	(2.07)	12.00	8.21%	85,905	0.93%	1.60%
Class R4
3/31/23[r]	$ 8.28	$ 0.04	$ 1.00	$ 1.04	$ (0.07)	$ (1.32)	$ (1.39)	$ 7.93	12.02%[b]	$ 4,196	1.13%[a]	1.05%[a]
9/30/22	10.19	0.09	(0.74)	(0.65)	(0.03)	(1.23)	(1.26)	8.28	(8.06%)	3,937	1.11%	0.95%
9/30/21	7.32	0.07	2.91	2.98	(0.11)	—	(0.11)	10.19	41.10%	9,329	1.10%	0.74%
9/30/20	10.11	0.11	(0.70)	(0.59)	(0.19)	(2.01)	(2.20)	7.32	(8.98%)	7,609	1.11%	1.41%
9/30/19	11.67	0.15	(0.37)	(0.22)	(0.16)	(1.18)	(1.34)	10.11	(0.47%)	9,055	1.09%	1.48%
9/30/18	12.77	0.17	0.79	0.96	(0.18)	(1.88)	(2.06)	11.67	8.06%	9,172	1.08%	1.45%
Class A
3/31/23[r]	$ 8.49	$ 0.04	$ 1.01	$ 1.05	$ (0.07)	$ (1.32)	$ (1.39)	$ 8.15	11.89%[b]	$ 24,932	1.23%[a]	0.95%[a]
9/30/22	10.41	0.09	(0.77)	(0.68)	(0.01)	(1.23)	(1.24)	8.49	(8.13%)	22,657	1.21%	0.87%
9/30/21	7.46	0.06	2.98	3.04	(0.09)	—	(0.09)	10.41	40.98%	33,431	1.20%	0.65%
9/30/20	10.26	0.11	(0.73)	(0.62)	(0.17)	(2.01)	(2.18)	7.46	(9.06%)	34,647	1.21%	1.33%
9/30/19	11.83	0.14	(0.37)	(0.23)	(0.16)	(1.18)	(1.34)	10.26	(0.58%)	66,407	1.19%	1.38%
9/30/18	12.90	0.16	0.80	0.96	(0.15)	(1.88)	(2.03)	11.83	7.94%	84,733	1.18%	1.34%
Class R3
3/31/23[r]	$ 8.23	$ 0.03	$ 0.99	$ 1.02	$ (0.05)	$ (1.32)	$ (1.37)	$ 7.88	11.91%[b]	$ 1,224	1.38%[a]	0.78%[a]
9/30/22	10.14	0.07	(0.74)	(0.67)	(0.01)	(1.23)	(1.24)	8.23	(8.26%)	1,310	1.36%	0.73%
9/30/21	7.27	0.05	2.90	2.95	(0.08)	—	(0.08)	10.14	40.82%	1,678	1.35%	0.49%
9/30/20	10.05	0.09	(0.71)	(0.62)	(0.15)	(2.01)	(2.16)	7.27	(9.23%)	989	1.36%	1.15%
9/30/19	11.63	0.12	(0.37)	(0.25)	(0.15)	(1.18)	(1.33)	10.05	(0.77%)	2,362	1.34%	1.23%
9/30/18	12.72	0.14	0.79	0.93	(0.14)	(1.88)	(2.02)	11.63	7.84%	2,831	1.33%	1.21%
Class Y
3/31/23[g,r]	$ 8.79	$ 0.03	$ (0.54)aa	$ (0.51)	$ —	$ —	$ —	$ 8.28	(5.80%)[b]	$ 94	0.78%[a]	1.94%[a]

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 15.93	$ 0.12	$ 2.21	$ 2.33	$ (0.28)	$ (4.01)	$ (4.29)	$ 13.97	15.53%[b]	$ 982,741	0.14%[a]	1.65%[a]
9/30/22	21.46	0.27	(2.98)	(2.71)	(0.29)	(2.53)	(2.82)	15.93	(15.56%)	900,471	0.12%	1.36%
9/30/21	19.31	0.28	4.91	5.19	(0.39)	(2.65)	(3.04)	21.46	29.93%	1,495,161	0.12%	1.36%
9/30/20	17.92	0.32	2.30	2.62	(0.40)	(0.83)	(1.23)	19.31	15.04%	1,210,251	0.12%	1.79%
9/30/19	20.48	0.32	(0.00)d,aa	0.32	(0.37)	(2.51)	(2.88)	17.92	4.17%	1,083,523	0.12%	1.86%
9/30/18	21.59	0.37	3.00	3.37	(0.48)	(4.00)	(4.48)	20.48	17.77%	819,557	0.12%	1.86%
Class R5
3/31/23[r]	$ 16.00	$ 0.11	$ 2.24	$ 2.35	$ (0.26)	$ (4.01)	$ (4.27)	$ 14.08	15.57%[b]	$ 331,240	0.24%[a]	1.55%[a]
9/30/22	21.55	0.25	(3.01)	(2.76)	(0.26)	(2.53)	(2.79)	16.00	(15.68%)	300,070	0.22%	1.27%
9/30/21	19.38	0.26	4.93	5.19	(0.37)	(2.65)	(3.02)	21.55	29.78%	471,641	0.22%	1.26%
9/30/20	17.98	0.30	2.31	2.61	(0.38)	(0.83)	(1.21)	19.38	14.93%	416,360	0.22%	1.70%
9/30/19	20.53	0.31	(0.01)aa	0.30	(0.34)	(2.51)	(2.85)	17.98	4.05%	487,312	0.22%	1.76%
9/30/18	21.63	0.35	3.01	3.36	(0.46)	(4.00)	(4.46)	20.53	17.65%	532,163	0.22%	1.75%
Service Class
3/31/23[r]	$ 16.04	$ 0.10	$ 2.24	$ 2.34	$ (0.23)	$ (4.01)	$ (4.24)	$ 14.14	15.44%[b]	$ 275,069	0.39%[a]	1.40%[a]
9/30/22	21.60	0.22	(3.02)	(2.80)	(0.23)	(2.53)	(2.76)	16.04	(15.84%)	244,212	0.37%	1.12%
9/30/21	19.41	0.23	4.95	5.18	(0.34)	(2.65)	(2.99)	21.60	29.63%	371,149	0.37%	1.11%
9/30/20	18.00	0.28	2.31	2.59	(0.35)	(0.83)	(1.18)	19.41	14.80%	381,745	0.37%	1.54%
9/30/19	20.55	0.28	(0.01)aa	0.27	(0.31)	(2.51)	(2.82)	18.00	3.84%	395,249	0.37%	1.61%
9/30/18	21.64	0.32	3.02	3.34	(0.43)	(4.00)	(4.43)	20.55	17.48%	481,405	0.37%	1.59%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	1%	2%	4%	6%	4%	3%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 12% including securities received from subscriptions in-kind.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 15.59	$ 0.09	$ 2.17	$ 2.26	$ (0.21)	$ (4.01)	$ (4.22)	$ 13.63	15.37%[b]	$ 225,941	0.49%[a]	1.30%[a]
9/30/22	21.05	0.19	(2.92)	(2.73)	(0.20)	(2.53)	(2.73)	15.59	(15.88%)	213,739	0.47%	1.01%
9/30/21	18.99	0.20	4.83	5.03	(0.32)	(2.65)	(2.97)	21.05	29.45%	368,149	0.47%	1.01%
9/30/20	17.63	0.25	2.27	2.52	(0.33)	(0.83)	(1.16)	18.99	14.68%	370,740	0.47%	1.45%
9/30/19	20.19	0.26	(0.01)aa	0.25	(0.30)	(2.51)	(2.81)	17.63	3.77%	476,225	0.47%	1.51%
9/30/18	21.34	0.29	2.97	3.26	(0.41)	(4.00)	(4.41)	20.19	17.34%	606,359	0.47%	1.50%
Class R4
3/31/23[r]	$ 15.29	$ 0.08	$ 2.13	$ 2.21	$ (0.19)	$ (4.01)	$ (4.20)	$ 13.30	15.32%[b]	$ 365,755	0.64%[a]	1.15%[a]
9/30/22	20.69	0.16	(2.87)	(2.71)	(0.16)	(2.53)	(2.69)	15.29	(16.01%)	333,263	0.62%	0.87%
9/30/21	18.71	0.17	4.75	4.92	(0.29)	(2.65)	(2.94)	20.69	29.26%	494,937	0.62%	0.87%
9/30/20	17.39	0.22	2.24	2.46	(0.31)	(0.83)	(1.14)	18.71	14.51%	561,315	0.62%	1.29%
9/30/19	19.95	0.23	(0.02)aa	0.21	(0.26)	(2.51)	(2.77)	17.39	3.61%	594,415	0.62%	1.36%
9/30/18	21.13	0.26	2.93	3.19	(0.37)	(4.00)	(4.37)	19.95	17.15%	681,097	0.62%	1.35%
Class A
3/31/23[r]	$ 15.15	$ 0.07	$ 2.10	$ 2.17	$ (0.18)	$ (4.01)	$ (4.19)	$ 13.13	15.20%[b]	$ 20,775	0.74%[a]	1.06%[a]
9/30/22	20.51	0.14	(2.83)	(2.69)	(0.14)	(2.53)	(2.67)	15.15	(16.06%)	18,172	0.72%	0.77%
9/30/21	18.57	0.15	4.72	4.87	(0.28)	(2.65)	(2.93)	20.51	29.14%	25,655	0.72%	0.76%
9/30/20	17.26	0.21	2.21	2.42	(0.28)	(0.83)	(1.11)	18.57	14.40%	23,908	0.72%	1.20%
9/30/19	19.82	0.21	(0.02)aa	0.19	(0.24)	(2.51)	(2.75)	17.26	3.46%	28,147	0.72%	1.26%
9/30/18	21.03	0.24	2.92	3.16	(0.37)	(4.00)	(4.37)	19.82	17.06%	34,494	0.72%	1.25%
Class R3
3/31/23[r]	$ 14.62	$ 0.06	$ 2.03	$ 2.09	$ (0.15)	$ (4.01)	$ (4.16)	$ 12.55	15.20%[b]	$ 237,343	0.89%[a]	0.90%[a]
9/30/22	19.92	0.11	(2.74)	(2.63)	(0.14)	(2.53)	(2.67)	14.62	(16.25%)	212,307	0.87%	0.63%
9/30/21	18.12	0.11	4.60	4.71	(0.26)	(2.65)	(2.91)	19.92	28.96%	271,678	0.87%	0.60%
9/30/20	16.87	0.17	2.17	2.34	(0.26)	(0.83)	(1.09)	18.12	14.25%	215,443	0.87%	1.04%
9/30/19	19.45	0.18	(0.02)aa	0.16	(0.23)	(2.51)	(2.74)	16.87	3.34%	222,503	0.87%	1.11%
9/30/18	20.72	0.21	2.87	3.08	(0.35)	(4.00)	(4.35)	19.45	16.90%	251,216	0.87%	1.10%

The accompanying notes are an integral part of the financial statements.

MassMutual Equity Opportunities Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 16.66	$ 0.12	$ 2.27	$ 2.39	$ (0.25)	$ (2.49)	$ (2.74)	$ 16.31	14.14%[b]	$ 411,664	0.75%[a]	1.42%[a]
9/30/22	20.17	0.23	(1.29)	(1.06)	(0.25)	(2.20)	(2.45)	16.66	(6.98%)	355,035	0.74%	1.17%
9/30/21	17.22	0.24	3.99	4.23	(0.24)	(1.04)	(1.28)	20.17	25.67%	432,817	0.73%	1.25%
9/30/20	18.33	0.27	0.26	0.53	(0.29)	(1.35)	(1.64)	17.22	2.73%	402,371	0.74%	1.64%
9/30/19	18.41	0.27	1.36	1.63	(0.28)	(1.43)	(1.71)	18.33	10.82%	274,970	0.74%	1.60%
9/30/18	22.45	0.27	2.75	3.02	(0.51)	(6.55)	(7.06)	18.41	16.23%	268,240	0.74%	1.50%
Class R5
3/31/23[r]	$ 16.75	$ 0.11	$ 2.29	$ 2.40	$ (0.23)	$ (2.49)	$ (2.72)	$ 16.43	14.09%[b]	$ 94,196	0.85%[a]	1.32%[a]
9/30/22	20.26	0.21	(1.29)	(1.08)	(0.23)	(2.20)	(2.43)	16.75	(7.05%)	84,471	0.83%	1.06%
9/30/21	17.30	0.22	4.00	4.22	(0.22)	(1.04)	(1.26)	20.26	25.48%	165,143	0.83%	1.15%
9/30/20	18.41	0.26	0.25	0.51	(0.27)	(1.35)	(1.62)	17.30	2.61%	156,171	0.84%	1.50%
9/30/19	18.47	0.26	1.37	1.63	(0.26)	(1.43)	(1.69)	18.41	10.76%	180,002	0.84%	1.50%
9/30/18	22.50	0.25	2.75	3.00	(0.48)	(6.55)	(7.03)	18.47	16.09%	188,418	0.84%	1.38%
Service Class
3/31/23[r]	$ 16.27	$ 0.10	$ 2.22	$ 2.32	$ (0.21)	$ (2.49)	$ (2.70)	$ 15.89	14.05%[b]	$ 37,640	0.95%[a]	1.22%[a]
9/30/22	19.75	0.18	(1.25)	(1.07)	(0.21)	(2.20)	(2.41)	16.27	(7.18%)	34,750	0.94%	0.96%
9/30/21	16.88	0.20	3.91	4.11	(0.20)	(1.04)	(1.24)	19.75	25.44%	46,987	0.93%	1.04%
9/30/20	18.00	0.23	0.25	0.48	(0.25)	(1.35)	(1.60)	16.88	2.52%	48,504	0.94%	1.41%
9/30/19	18.10	0.24	1.33	1.57	(0.24)	(1.43)	(1.67)	18.00	10.61%	53,931	0.94%	1.41%
9/30/18	22.17	0.23	2.71	2.94	(0.46)	(6.55)	(7.01)	18.10	16.00%	50,746	0.94%	1.28%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	9%	25%	25%	41%	33%	35%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 15.92	$ 0.09	$ 2.18	$ 2.27	$ (0.19)	$ (2.49)	$ (2.68)	$ 15.51	14.03%[b]	$ 37,714	1.05%[a]	1.12%[a]
9/30/22	19.38	0.16	(1.23)	(1.07)	(0.19)	(2.20)	(2.39)	15.92	(7.30%)	34,104	1.04%	0.86%
9/30/21	16.59	0.18	3.83	4.01	(0.18)	(1.04)	(1.22)	19.38	25.26%	51,726	1.03%	0.95%
9/30/20	17.71	0.21	0.25	0.46	(0.23)	(1.35)	(1.58)	16.59	2.42%	45,175	1.04%	1.30%
9/30/19	17.84	0.21	1.31	1.52	(0.22)	(1.43)	(1.65)	17.71	10.46%	55,316	1.04%	1.29%
9/30/18	21.94	0.21	2.68	2.89	(0.44)	(6.55)	(6.99)	17.84	15.92%	75,215	1.04%	1.19%
Class R4
3/31/23[r]	$ 14.46	$ 0.07	$ 1.98	$ 2.05	$ (0.17)	$ (2.49)	$ (2.66)	$ 13.85	13.92%[b]	$ 7,327	1.20%[a]	0.97%[a]
9/30/22	17.80	0.12	(1.09)	(0.97)	(0.17)	(2.20)	(2.37)	14.46	(7.41%)	6,354	1.19%	0.71%
9/30/21	15.34	0.13	3.54	3.67	(0.17)	(1.04)	(1.21)	17.80	25.07%	8,727	1.18%	0.79%
9/30/20	16.48	0.18	0.23	0.41	(0.20)	(1.35)	(1.55)	15.34	2.28%	8,716	1.19%	1.18%
9/30/19	16.74	0.17	1.21	1.38	(0.21)	(1.43)	(1.64)	16.48	10.30%	6,921	1.19%	1.13%
9/30/18	21.00	0.17	2.54	2.71	(0.42)	(6.55)	(6.97)	16.74	15.70%	9,409	1.19%	1.04%
Class A
3/31/23[r]	$ 14.83	$ 0.06	$ 2.03	$ 2.09	$ (0.15)	$ (2.49)	$ (2.64)	$ 14.28	13.92%[b]	$ 41,001	1.30%[a]	0.87%[a]
9/30/22	18.18	0.11	(1.12)	(1.01)	(0.14)	(2.20)	(2.34)	14.83	(7.46%)	38,062	1.29%	0.61%
9/30/21	15.64	0.12	3.61	3.73	(0.15)	(1.04)	(1.19)	18.18	24.94%	53,123	1.28%	0.70%
9/30/20	16.78	0.16	0.24	0.40	(0.19)	(1.35)	(1.54)	15.64	2.19%	55,832	1.29%	1.05%
9/30/19	16.98	0.16	1.24	1.40	(0.17)	(1.43)	(1.60)	16.78	10.19%	63,914	1.29%	1.04%
9/30/18	21.17	0.16	2.56	2.72	(0.36)	(6.55)	(6.91)	16.98	15.62%	78,457	1.29%	0.92%
Class R3
3/31/23[r]	$ 13.16	$ 0.05	$ 1.80	$ 1.85	$ (0.16)	$ (2.49)	$ (2.65)	$ 12.36	13.79%[b]	$ 5,892	1.45%[a]	0.75%[a]
9/30/22	16.40	0.07	(0.98)	(0.91)	(0.13)	(2.20)	(2.33)	13.16	(7.66%)	4,064	1.44%	0.49%
9/30/21	14.22	0.09	3.27	3.36	(0.14)	(1.04)	(1.18)	16.40	24.79%	3,259	1.43%	0.55%
9/30/20	15.42	0.13	0.22	0.35	(0.20)	(1.35)	(1.55)	14.22	2.00%	3,447	1.44%	0.92%
9/30/19	15.77	0.13	1.12	1.25	(0.17)	(1.43)	(1.60)	15.42	10.01%	3,297	1.44%	0.92%
9/30/18	20.10	0.12	2.41	2.53	(0.31)	(6.55)	(6.86)	15.77	15.43%	2,679	1.44%	0.78%
Class Y
3/31/23[g,r]	$ 16.77	$ 0.04	$ (0.39)aa	$ (0.35)	$ —	$ —	$ —	$ 16.42	(2.09%)[b]	$ 98	0.85%[a]	1.73%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Fundamental Growth Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 2.98	$ (0.01)	$ 0.49	$ 0.48	$ (0.00)[d]	$ —	$ (0.00)[d]	$ 3.46	16.26%[b]	$ 2,445	1.54%[a]	1.49%[a]	(0.77%)[a]
9/30/22	6.15	(0.02)	(1.42)	(1.44)	—	(1.73)	(1.73)	2.98	(31.76%)	2,654	1.18%	1.18%[k]	(0.59%)
9/30/21	8.33	(0.04)	1.93	1.89	—	(4.07)	(4.07)	6.15	28.46%	13,386	1.04%	N/A	(0.61%)
9/30/20	8.03	0.00[d]	1.67	1.67	(0.02)	(1.35)	(1.37)	8.33	23.25%	12,278	0.89%	N/A	(0.01%)
9/30/19	9.81	0.02	(0.00)d,aa	0.02	(0.05)	(1.75)	(1.80)	8.03	4.27%	67,992	0.82%	0.78%	0.31%
9/30/18	8.44	0.05	1.95	2.00	(0.07)	(0.56)	(0.63)	9.81	24.98%	64,876	0.78%	0.70%	0.56%
Class R5
3/31/23[r]	$ 3.00	$ (0.01)	$ 0.49	$ 0.48	$ (0.00)[d]	$ —	$ (0.00)[d]	$ 3.48	16.01%[b]	$ 5,753	1.63%[a]	1.58%[a]	(0.85%)[a]
9/30/22	6.19	(0.03)	(1.43)	(1.46)	—	(1.73)	(1.73)	3.00	(31.94%)	4,939	1.32%	1.31%	(0.71%)
9/30/21	8.37	(0.05)	1.94	1.89	(0.00)[d]	(4.07)	(4.07)	6.19	28.29%	10,813	1.14%	N/A	(0.71%)
9/30/20	8.05	(0.01)	1.69	1.68	(0.01)	(1.35)	(1.36)	8.37	23.34%	12,351	0.99%	N/A	(0.17%)
9/30/19	9.83	0.02	(0.01)aa	0.01	(0.04)	(1.75)	(1.79)	8.05	4.13%	31,014	0.92%	0.88%	0.21%
9/30/18	8.46	0.04	1.95	1.99	(0.06)	(0.56)	(0.62)	9.83	24.80%	32,604	0.88%	0.80%	0.45%
Service Class
3/31/23[r]	$ 2.76	$ (0.01)	$ 0.45	$ 0.44	$ —	$ —	$ —	$ 3.20	15.94%[b]	$ 4,619	1.73%[a]	1.68%[a]	(0.96%)[a]
9/30/22	5.84	(0.03)	(1.32)	(1.35)	—	(1.73)	(1.73)	2.76	(31.97%)	4,211	1.43%	1.42%	(0.80%)
9/30/21	8.11	(0.05)	1.85	1.80	(0.00)[d]	(4.07)	(4.07)	5.84	28.05%	6,641	1.24%	N/A	(0.81%)
9/30/20	7.83	(0.02)	1.66	1.64	(0.01)	(1.35)	(1.36)	8.11	23.35%	6,285	1.09%	N/A	(0.30%)
9/30/19	9.62	0.01	(0.02)aa	(0.01)	(0.03)	(1.75)	(1.78)	7.83	3.97%	9,805	1.02%	0.98%	0.11%
9/30/18	8.29	0.03	1.92	1.95	(0.06)	(0.56)	(0.62)	9.62	24.72%	9,630	0.98%	0.90%	0.35%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	29%	67%	78%	164%	123%	47%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 2.49	$ (0.01)	$ 0.41	$ 0.40	$ —	$ —	$ —	$ 2.89	16.06%[b]	$ 5,304	1.83%[a]	1.78%[a]	(1.05%)[a]
9/30/22	5.46	(0.03)	(1.21)	(1.24)	—	(1.73)	(1.73)	2.49	(32.21%)	4,610	1.52%	1.51%	(0.90%)
9/30/21	7.80	(0.05)	1.78	1.73	(0.00)[d]	(4.07)	(4.07)	5.46	28.26%	8,032	1.34%	N/A	(0.91%)
9/30/20	7.59	(0.03)	1.59	1.56	—	(1.35)	(1.35)	7.80	23.08%	13,485	1.19%	N/A	(0.41%)
9/30/19	9.38	0.00[d]	(0.02)aa	(0.02)	(0.02)	(1.75)	(1.77)	7.59	3.97%	14,315	1.12%	1.09%	0.01%
9/30/18	8.10	0.02	1.87	1.89	(0.05)	(0.56)	(0.61)	9.38	24.56%	12,307	1.08%	1.00%	0.25%
Class R4
3/31/23[r]	$ 1.90	$ (0.01)	$ 0.31	$ 0.30	$ —	$ —	$ —	$ 2.20	15.79%[b]	$ 1,425	1.99%[a]	1.93%[a]	(1.20%)[a]
9/30/22	4.59	(0.03)	(0.93)	(0.96)	—	(1.73)	(1.73)	1.90	(32.23%)	1,220	1.69%	1.68%	(1.05%)
9/30/21	7.14	(0.05)	1.57	1.52	(0.00)[d]	(4.07)	(4.07)	4.59	27.79%	1,699	1.49%	N/A	(1.06%)
9/30/20	7.06	(0.04)	1.47	1.43	—	(1.35)	(1.35)	7.14	22.94%	1,662	1.34%	N/A	(0.59%)
9/30/19	8.86	(0.01)	(0.03)aa	(0.04)	(0.01)	(1.75)	(1.76)	7.06	3.87%	1,217	1.27%	1.22%	(0.08%)
9/30/18	7.68	0.01	1.77	1.78	(0.04)	(0.56)	(0.60)	8.86	24.48%	2,757	1.23%	1.15%	0.10%
Class A
3/31/23[r]	$ 1.99	$ (0.01)	$ 0.32	$ 0.31	$ —	$ —	$ —	$ 2.30	15.58%[b]	$ 7,912	2.09%[a]	2.04%[a]	(1.31%)[a]
9/30/22	4.72	(0.03)	(0.97)	(1.00)	—	(1.73)	(1.73)	1.99	(32.20%)	7,267	1.77%	1.76%	(1.15%)
9/30/21	7.25	(0.06)	1.60	1.54	(0.00)[d]	(4.07)	(4.07)	4.72	27.60%	13,199	1.59%	N/A	(1.16%)
9/30/20	7.15	(0.04)	1.49	1.45	—	(1.35)	(1.35)	7.25	22.92%	15,843	1.44%	N/A	(0.67%)
9/30/19	8.95	(0.02)	(0.03)aa	(0.05)	—	(1.75)	(1.75)	7.15	3.67%	14,997	1.37%	1.33%	(0.23%)
9/30/18	7.75	0.00[d]	1.79	1.79	(0.03)	(0.56)	(0.59)	8.95	24.31%	18,868	1.33%	1.25%	0.00%[e]
Class R3
3/31/23[r]	$ 1.29	$ (0.01)	$ 0.22	$ 0.21	$ —	$ —	$ —	$ 1.50	16.28%[b]	$ 1,319	2.24%[a]	2.19%[a]	(1.46%)[a]
9/30/22	3.70	(0.02)	(0.66)	(0.68)	—	(1.73)	(1.73)	1.29	(32.59%)	1,101	1.94%	1.93%	(1.30%)
9/30/21	6.45	(0.05)	1.37	1.32	(0.00)[d]	(4.07)	(4.07)	3.70	27.69%	1,562	1.74%	N/A	(1.32%)
9/30/20	6.51	(0.05)	1.34	1.29	—	(1.35)	(1.35)	6.45	22.70%	2,803	1.59%	N/A	(0.82%)
9/30/19	8.34	(0.03)	(0.05)aa	(0.08)	—	(1.75)	(1.75)	6.51	3.54%	2,794	1.52%	1.48%	(0.40%)
9/30/18	7.27	(0.01)	1.67	1.66	(0.03)	(0.56)	(0.59)	8.34	24.08%	3,307	1.48%	1.40%	(0.15%)
Class Y
3/31/23[g,r]	$ 3.53	$ (0.00)[d]	$ (0.05)aa	$ (0.05)	$ —	$ —	$ —	$ 3.48	(1.42%)[b]	$ 99	1.64%[a]	1.59%[a]	(0.62%)[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Blue Chip Growth Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 18.74	$ (0.00)[d]	$ 3.57	$ 3.57	$ (0.09)	$ (2.92)	$ (3.01)	$ 19.30	20.94%[b]	$ 1,619,349	0.65%[a]	(0.01%)[a]
9/30/22	33.66	(0.04)	(8.56)	(8.60)	—	(6.32)	(6.32)	18.74	(31.96%)	1,748,402	0.64%	(0.15%)
9/30/21	28.98	(0.05)	6.11	6.06	—	(1.38)	(1.38)	33.66	21.60%	2,790,281	0.63%	(0.15%)
9/30/20	22.73	0.01	7.59	7.60	(0.09)	(1.26)	(1.35)	28.98	34.96%	2,729,246	0.64%	0.06%
9/30/19	23.37	0.07	0.59	0.66	(0.11)	(1.19)	(1.30)	22.73	3.82%	1,947,695	0.64%	0.34%
9/30/18	19.78	0.06	4.45	4.51	(0.11)	(0.81)	(0.92)	23.37	23.49%	1,799,107	0.64%	0.30%
Class R5
3/31/23[r]	$ 18.65	$ (0.01)	$ 3.56	$ 3.55	$ (0.07)	$ (2.92)	$ (2.99)	$ 19.21	20.88%[b]	$ 336,133	0.76%[a]	(0.11%)[a]
9/30/22	33.56	(0.06)	(8.53)	(8.59)	—	(6.32)	(6.32)	18.65	(32.04%)	333,396	0.74%	(0.25%)
9/30/21	28.93	(0.08)	6.09	6.01	—	(1.38)	(1.38)	33.56	21.46%	616,307	0.73%	(0.25%)
9/30/20	22.69	(0.01)	7.58	7.57	(0.07)	(1.26)	(1.33)	28.93	34.84%	604,630	0.74%	(0.04%)
9/30/19	23.32	0.05	0.59	0.64	(0.08)	(1.19)	(1.27)	22.69	3.75%	456,222	0.74%	0.24%
9/30/18	19.75	0.04	4.43	4.47	(0.09)	(0.81)	(0.90)	23.32	23.31%	503,294	0.74%	0.19%
Service Class
3/31/23[r]	$ 18.37	$ (0.02)	$ 3.51	$ 3.49	$ (0.05)	$ (2.92)	$ (2.97)	$ 18.89	20.84%[b]	$ 135,541	0.86%[a]	(0.20%)[a]
9/30/22	33.18	(0.09)	(8.40)	(8.49)	—	(6.32)	(6.32)	18.37	(32.12%)	121,094	0.84%	(0.35%)
9/30/21	28.64	(0.11)	6.03	5.92	—	(1.38)	(1.38)	33.18	21.36%	207,565	0.83%	(0.35%)
9/30/20	22.47	(0.04)	7.51	7.47	(0.04)	(1.26)	(1.30)	28.64	34.72%	184,567	0.84%	(0.17%)
9/30/19	23.10	0.03	0.58	0.61	(0.05)	(1.19)	(1.24)	22.47	3.61%	114,021	0.84%	0.14%
9/30/18	19.57	0.02	4.39	4.41	(0.07)	(0.81)	(0.88)	23.10	23.21%	122,916	0.84%	0.09%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	11%	16%	20%	28%	25%	17%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
bb

The amount shown for a share outstanding does not correspond with the aggregate net investment (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 17.95	$ (0.03)	$ 3.41	$ 3.38	$ (0.02)	$ (2.92)	$ (2.94)	$ 18.39	20.75%[b]	$ 183,130	0.96%[a]	(0.30%)[a]
9/30/22	32.58	(0.11)	(8.20)	(8.31)	—	(6.32)	(6.32)	17.95	(32.16%)	171,168	0.94%	(0.46%)
9/30/21	28.18	(0.14)	5.92	5.78	—	(1.38)	(1.38)	32.58	21.21%	347,256	0.93%	(0.45%)
9/30/20	22.13	(0.06)	7.40	7.34	(0.03)	(1.26)	(1.29)	28.18	34.60%	388,847	0.94%	(0.24%)
9/30/19	22.78	0.01	0.57	0.58	(0.04)	(1.19)	(1.23)	22.13	3.51%	312,815	0.94%	0.04%
9/30/18	19.31	(0.00)[d]	4.33	4.33	(0.05)	(0.81)	(0.86)	22.78	23.08%	315,952	0.94%	(0.01%)
Class R4
3/31/23[r]	$ 16.73	$ (0.04)	$ 3.16	$ 3.12	$ —	$ (2.92)	$ (2.92)	$ 16.93	20.66%[b]	$ 53,154	1.11%[a]	(0.45%)[a]
9/30/22	30.82	(0.14)	(7.63)	(7.77)	—	(6.32)	(6.32)	16.73	(32.26%)	48,674	1.08%	(0.59%)
9/30/21	26.76	(0.17)	5.61	5.44	—	(1.38)	(1.38)	30.82	21.05%	128,730	1.08%	(0.60%)
9/30/20	21.09	(0.09)	7.02	6.93	—	(1.26)	(1.26)	26.76	34.34%	121,843	1.09%	(0.38%)
9/30/19	21.78	(0.02)	0.54	0.52	(0.02)	(1.19)	(1.21)	21.09	3.38%	106,445	1.09%	(0.11%)
9/30/18	18.51	(0.03)	4.15	4.12	(0.04)	(0.81)	(0.85)	21.78	22.92%	107,811	1.09%	(0.16%)
Class A
3/31/23[r]	$ 16.71	$ (0.04)	$ 3.15	$ 3.11	$ —	$ (2.92)	$ (2.92)	$ 16.90	20.62%[b]	$ 86,251	1.21%[a]	(0.55%)[a]
9/30/22	30.82	(0.16)	(7.63)	(7.79)	—	(6.32)	(6.32)	16.71	(32.34%)	80,084	1.19%	(0.70%)
9/30/21	26.79	(0.20)	5.61	5.41	—	(1.38)	(1.38)	30.82	20.91%	142,265	1.18%	(0.69%)
9/30/20	21.13	(0.11)	7.03	6.92	—	(1.26)	(1.26)	26.79	34.23%	202,794	1.18%	(0.48%)
9/30/19	21.82	(0.04)	0.54	0.50	—	(1.19)	(1.19)	21.13	3.27%	181,457	1.19%	(0.21%)
9/30/18	18.53	(0.05)	4.15	4.10	—	(0.81)	(0.81)	21.82	22.76%	198,284	1.19%	(0.26%)
Class R3
3/31/23[r]	$ 15.00	$ (0.05)	$ 2.79	$ 2.74	$ —	$ (2.92)	$ (2.92)	$ 14.82	20.49%[b]	$ 32,158	1.36%[a]	(0.71%)[a]
9/30/22	28.32	(0.18)	(6.82)	(7.00)	—	(6.32)	(6.32)	15.00	(32.41%)	30,331	1.34%	(0.85%)
9/30/21	24.76	(0.23)	5.17	4.94	—	(1.38)	(1.38)	28.32	20.72%	55,690	1.33%	(0.85%)
9/30/20	19.64	(0.13)	6.51	6.38	—	(1.26)	(1.26)	24.76	34.06%	60,548	1.33%	(0.62%)
9/30/19	20.41	(0.07)	0.49	0.42	—	(1.19)	(1.19)	19.64	3.10%	61,141	1.34%	(0.36%)
9/30/18	17.41	(0.08)	3.90	3.82	(0.01)	(0.81)	(0.82)	20.41	22.57%	60,560	1.34%	(0.41%)
Class Y
3/31/23[g,r]	$ 18.41	$ 0.00d,bb	$ 0.81	$ 0.81	$ —	$ —	$ —	$ 19.22	4.40%[b]	$ 104	0.76%[a]	0.15%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Growth Opportunities Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 4.56	$ (0.01)	$ 0.82	$ 0.81	$ (0.03)	$ (0.50)	$ (0.53)	$ 4.84	18.83%[b]	$ 174,235	0.82%[a]	0.80%[a]	(0.28%)[a]
9/30/22	11.31	(0.04)	(4.23)	(4.27)	—	(2.48)	(2.48)	4.56	(47.25%)	146,814	0.78%	0.76%	(0.53%)
9/30/21	10.57	(0.06)	2.82	2.76	—	(2.02)	(2.02)	11.31	28.69%	304,938	0.76%	0.74%	(0.54%)
9/30/20	10.21	(0.02)	3.53	3.51	(0.06)	(3.09)	(3.15)	10.57	45.81%	248,333	0.77%	0.76%	(0.23%)
9/30/19	13.19	(0.03)	(0.29)aa	(0.32)	—	(2.66)	(2.66)	10.21	1.63%	168,427	0.76%	N/A	(0.24%)
9/30/18	11.97	(0.04)	2.81	2.77	—	(1.55)	(1.55)	13.19	25.79%	390,266	0.74%	N/A	(0.30%)
Class R5
3/31/23[r]	$ 4.40	$ (0.01)	$ 0.78	$ 0.77	$ (0.02)	$ (0.50)	$ (0.52)	$ 4.65	18.71%[b]	$ 31,388	0.92%[a]	0.90%[a]	(0.37%)[a]
9/30/22	11.00	(0.04)	(4.08)	(4.12)	—	(2.48)	(2.48)	4.40	(47.21%)	33,626	0.88%	0.86%	(0.63%)
9/30/21	10.33	(0.07)	2.76	2.69	—	(2.02)	(2.02)	11.00	28.64%	82,696	0.86%	0.84%	(0.64%)
9/30/20	10.05	(0.03)	3.45	3.42	(0.05)	(3.09)	(3.14)	10.33	45.51%	112,882	0.87%	0.86%	(0.31%)
9/30/19	13.04	(0.04)	(0.29)aa	(0.33)	—	(2.66)	(2.66)	10.05	1.56%	127,577	0.86%	N/A	(0.36%)
9/30/18	11.87	(0.05)	2.77	2.72	—	(1.55)	(1.55)	13.04	25.58%	153,460	0.84%	N/A	(0.40%)
Service Class
3/31/23[r]	$ 4.00	$ (0.01)	$ 0.71	$ 0.70	$ (0.02)	$ (0.50)	$ (0.52)	$ 4.18	18.67%[b]	$ 12,613	1.02%[a]	1.00%[a]	(0.49%)[a]
9/30/22	10.27	(0.05)	(3.74)	(3.79)	—	(2.48)	(2.48)	4.00	(47.38%)	14,637	0.98%	0.96%	(0.73%)
9/30/21	9.77	(0.07)	2.59	2.52	—	(2.02)	(2.02)	10.27	28.53%	30,819	0.96%	0.94%	(0.74%)
9/30/20	9.66	(0.03)	3.27	3.24	(0.04)	(3.09)	(3.13)	9.77	45.46%	31,955	0.97%	0.96%	(0.37%)
9/30/19	12.67	(0.05)	(0.30)aa	(0.35)	—	(2.66)	(2.66)	9.66	1.40%	73,129	0.96%	N/A	(0.47%)
9/30/18	11.58	(0.06)	2.70	2.64	—	(1.55)	(1.55)	12.67	25.52%	68,041	0.94%	N/A	(0.50%)

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	17%	29%	26%	47%	33%	28%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 3.51	$ (0.01)	$ 0.62	$ 0.61	$ (0.02)	$ (0.50)	$ (0.52)	$ 3.60	18.61%[b]	$ 26,260	1.12%[a]	1.10%[a]	(0.58%)[a]
9/30/22	9.34	(0.05)	(3.30)	(3.35)	—	(2.48)	(2.48)	3.51	(47.40%)	22,602	1.08%	1.06%	(0.83%)
9/30/21	9.06	(0.08)	2.38	2.30	—	(2.02)	(2.02)	9.34	28.30%	51,978	1.06%	1.04%	(0.84%)
9/30/20	9.17	(0.04)	3.05	3.01	(0.03)	(3.09)	(3.12)	9.06	45.29%	57,076	1.07%	1.06%	(0.52%)
9/30/19	12.19	(0.05)	(0.31)aa	(0.36)	—	(2.66)	(2.66)	9.17	1.38%	48,666	1.06%	N/A	(0.56%)
9/30/18	11.21	(0.07)	2.60	2.53	—	(1.55)	(1.55)	12.19	25.36%	56,625	1.04%	N/A	(0.60%)
Class R4
3/31/23[r]	$ 2.68	$ (0.01)	$ 0.46	$ 0.45	$ (0.01)	$ (0.50)	$ (0.51)	$ 2.62	18.43%[b]	$ 762	1.27%[a]	1.25%[a]	(0.73%)[a]
9/30/22	7.76	(0.05)	(2.55)	(2.60)	—	(2.48)	(2.48)	2.68	(47.38%)	638	1.23%	1.21%	(0.99%)
9/30/21	7.84	(0.08)	2.02	1.94	—	(2.02)	(2.02)	7.76	28.08%	2,721	1.21%	1.19%	(0.99%)
9/30/20	8.32	(0.04)	2.66	2.62	(0.01)	(3.09)	(3.10)	7.84	45.05%	2,777	1.22%	1.21%	(0.60%)
9/30/19	11.37	(0.06)	(0.33)aa	(0.39)	—	(2.66)	(2.66)	8.32	1.17%	9,775	1.21%	N/A	(0.71%)
9/30/18	10.57	(0.08)	2.43	2.35	—	(1.55)	(1.55)	11.37	25.17%	16,920	1.19%	N/A	(0.75%)
Class A
3/31/23[r]	$ 2.59	$ (0.01)	$ 0.44	$ 0.43	$ (0.01)	$ (0.50)	$ (0.51)	$ 2.51	18.37%[b]	$ 16,905	1.37%[a]	1.35%[a]	(0.83%)[a]
9/30/22	7.60	(0.05)	(2.48)	(2.53)	—	(2.48)	(2.48)	2.59	(47.50%)	14,095	1.33%	1.31%	(1.08%)
9/30/21	7.72	(0.08)	1.98	1.90	—	(2.02)	(2.02)	7.60	27.99%	38,900	1.31%	1.29%	(1.09%)
9/30/20	8.24	(0.05)	2.63	2.58	(0.01)	(3.09)	(3.10)	7.72	44.93%	41,810	1.32%	1.31%	(0.77%)
9/30/19	11.30	(0.07)	(0.33)aa	(0.40)	—	(2.66)	(2.66)	8.24	1.06%	36,629	1.31%	N/A	(0.81%)
9/30/18	10.52	(0.09)	2.42	2.33	—	(1.55)	(1.55)	11.30	25.08%	49,746	1.29%	N/A	(0.85%)
Class R3
3/31/23[r]	$ 1.69	$ (0.01)	$ 0.27	$ 0.26	$ (0.01)	$ (0.50)	$ (0.51)	$ 1.44	18.45%[b]	$ 1,682	1.52%[a]	1.50%[a]	(0.98%)[a]
9/30/22	5.90	(0.03)	(1.70)	(1.73)	—	(2.48)	(2.48)	1.69	(47.66%)	1,411	1.48%	1.46%	(1.23%)
9/30/21	6.40	(0.07)	1.59	1.52	—	(2.02)	(2.02)	5.90	27.84%	2,696	1.46%	1.44%	(1.24%)
9/30/20	7.33	(0.05)	2.21	2.16	(0.00)[d]	(3.09)	(3.09)	6.40	44.85%	984	1.47%	1.46%	(0.92%)
9/30/19	10.41	(0.07)	(0.35)aa	(0.42)	—	(2.66)	(2.66)	7.33	0.95%	925	1.46%	N/A	(0.97%)
9/30/18	9.82	(0.10)	2.24	2.14	—	(1.55)	(1.55)	10.41	24.93%	976	1.44%	N/A	(1.00%)
Class Y
3/31/23[g,r]	$ 4.60	$ (0.00)[d]	$ 0.04	$ 0.04	$ —	$ —	$ —	$ 4.64	0.87%[b]	$ 101	0.92%[a]	0.90%[a]	(0.29%)[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 10.56	$ 0.10	$ 1.23	$ 1.33	$ (0.25)	$ (0.77)	$ (1.02)	$ 10.87	12.49%[b]	$ 109,003	0.99%[a]	0.61%[a]	1.81%[a]
9/30/22	15.11	0.19	(1.12)	(0.93)	(0.16)	(3.46)	(3.62)	10.56	(9.37%)	97,584	0.93%	0.61%	1.47%
9/30/21	11.24	0.18	3.87	4.05	(0.18)	—	(0.18)	15.11	36.36%	114,786	0.93%	0.70%	1.28%
9/30/20	12.42	0.20	(1.15)	(0.95)	(0.23)	—	(0.23)	11.24	(7.88%)	97,457	1.00%	0.80%	1.75%
9/30/19	14.05	0.21	(0.11)aa	0.10	(0.16)	(1.57)	(1.73)	12.42	2.92%	93,413	1.00%	0.80%	1.73%
9/30/18	15.20	0.18	0.99	1.17	(0.21)	(2.11)	(2.32)	14.05	8.30%	91,004	0.98%	0.80%	1.28%
Class R5
3/31/23[r]	$ 10.71	$ 0.10	$ 1.24	$ 1.34	$ (0.23)	$ (0.77)	$ (1.00)	$ 11.05	12.46%[b]	$ 852	1.09%[a]	0.71%[a]	1.71%[a]
9/30/22	15.28	0.18	(1.15)	(0.97)	(0.14)	(3.46)	(3.60)	10.71	(9.51%)	782	1.03%	0.71%	1.36%
9/30/21	11.36	0.17	3.91	4.08	(0.16)	—	(0.16)	15.28	36.22%	1,001	1.03%	0.79%	1.18%
9/30/20	12.55	0.20	(1.17)	(0.97)	(0.22)	—	(0.22)	11.36	(7.96%)	843	1.10%	0.90%	1.67%
9/30/19	14.15	0.20	(0.10)aa	0.10	(0.13)	(1.57)	(1.70)	12.55	2.78%	1,332	1.10%	0.90%	1.68%
9/30/18	15.28	0.16	1.02	1.18	(0.20)	(2.11)	(2.31)	14.15	8.26%	949	1.08%	0.90%	1.10%
Service Class
3/31/23[r]	$ 10.60	$ 0.09	$ 1.23	$ 1.32	$ (0.20)	$ (0.77)	$ (0.97)	$ 10.95	12.36%[b]	$ 92	1.19%[a]	0.81%[a]	1.61%[a]
9/30/22	15.16	0.15	(1.12)	(0.97)	(0.13)	(3.46)	(3.59)	10.60	(9.60%)	88	1.12%	0.81%	1.15%
9/30/21	11.28	0.16	3.88	4.04	(0.16)	—	(0.16)	15.16	36.08%	569	1.13%	0.87%	1.07%
9/30/20	12.46	0.18	(1.16)	(0.98)	(0.20)	—	(0.20)	11.28	(8.05%)	203	1.20%	1.00%	1.55%
9/30/19	14.09	0.18	(0.10)aa	0.08	(0.14)	(1.57)	(1.71)	12.46	2.73%	215	1.20%	1.00%	1.53%
9/30/18	15.24	0.17	0.97	1.14	(0.18)	(2.11)	(2.29)	14.09	8.03%	255	1.18%	1.00%	1.14%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	60%	82%	134%	74%	54%	98%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 10.89	$ 0.09	$ 1.26	$ 1.35	$ (0.21)	$ (0.77)	$ (0.98)	$ 11.26	12.31%[b]	$ 970	1.29%[a]	0.91%[a]	1.51%[a]
9/30/22	15.46	0.15	(1.16)	(1.01)	(0.10)	(3.46)	(3.56)	10.89	(9.63%)	841	1.23%	0.91%	1.17%
9/30/21	11.50	0.14	3.97	4.11	(0.15)	—	(0.15)	15.46	35.93%	1,124	1.23%	1.00%	0.98%
9/30/20	12.71	0.17	(1.19)	(1.02)	(0.19)	—	(0.19)	11.50	(8.19%)	873	1.30%	1.10%	1.46%
9/30/19	14.32	0.18	(0.10)aa	0.08	(0.12)	(1.57)	(1.69)	12.71	2.62%	889	1.30%	1.10%	1.44%
9/30/18	15.43	0.14	1.03	1.17	(0.17)	(2.11)	(2.28)	14.32	8.08%	888	1.28%	1.10%	0.97%
Class R4
3/31/23[r]	$ 10.48	$ 0.08	$ 1.21	$ 1.29	$ (0.20)	$ (0.77)	$ (0.97)	$ 10.80	12.24%[b]	$ 331	1.44%[a]	1.06%[a]	1.41%[a]
9/30/22	14.96	0.13	(1.12)	(0.99)	(0.03)	(3.46)	(3.49)	10.48	(9.79%)	255	1.38%	1.06%	1.04%
9/30/21	11.14	0.11	3.84	3.95	(0.13)	—	(0.13)	14.96	35.64%	276	1.38%	1.20%	0.81%
9/30/20	12.31	0.15	(1.14)	(0.99)	(0.18)	—	(0.18)	11.14	(8.27%)	934	1.45%	1.25%	1.29%
9/30/19	13.97	0.16	(0.11)aa	0.05	(0.14)	(1.57)	(1.71)	12.31	2.48%	1,050	1.45%	1.25%	1.36%
9/30/18	15.11	0.13	0.99	1.12	(0.15)	(2.11)	(2.26)	13.97	7.89%	307	1.43%	1.25%	0.90%
Class A
3/31/23[r]	$ 10.65	$ 0.07	$ 1.23	$ 1.30	$ (0.18)	$ (0.77)	$ (0.95)	$ 11.00	12.14%[b]	$ 1,610	1.54%[a]	1.16%[a]	1.26%[a]
9/30/22	15.13	0.12	(1.14)	(1.02)	—	(3.46)	(3.46)	10.65	(9.87%)	1,390	1.48%	1.16%	0.93%
9/30/21	11.27	0.10	3.88	3.98	(0.12)	—	(0.12)	15.13	35.51%	1,544	1.48%	1.26%	0.73%
9/30/20	12.47	0.14	(1.17)	(1.03)	(0.17)	—	(0.17)	11.27	(8.41%)	3,071	1.55%	1.35%	1.23%
9/30/19	14.07	0.14	(0.09)aa	0.05	(0.08)	(1.57)	(1.65)	12.47	2.41%	2,788	1.55%	1.35%	1.18%
9/30/18	15.21	0.10	1.00	1.10	(0.13)	(2.11)	(2.24)	14.07	7.73%	2,464	1.53%	1.35%	0.73%
Class R3
3/31/23[r]	$ 10.44	$ 0.06	$ 1.22	$ 1.28	$ (0.17)	$ (0.77)	$ (0.94)	$ 10.78	12.03%[b]	$ 159	1.69%[a]	1.31%[a]	1.14%[a]
9/30/22	14.92	0.10	(1.12)	(1.02)	—	(3.46)	(3.46)	10.44	(10.05%)	120	1.63%	1.31%	0.77%
9/30/21	11.10	0.07	3.84	3.91	(0.09)	—	(0.09)	14.92	35.39%	144	1.63%	1.42%	0.52%
9/30/20	12.28	0.12	(1.15)	(1.03)	(0.15)	—	(0.15)	11.10	(8.53%)	381	1.70%	1.50%	1.05%
9/30/19	13.90	0.13	(0.11)aa	0.02	(0.07)	(1.57)	(1.64)	12.28	2.19%	503	1.70%	1.50%	1.06%
9/30/18	15.06	0.08	1.00	1.08	(0.13)	(2.11)	(2.24)	13.90	7.66%	383	1.68%	1.50%	0.57%
Class Y
3/31/23[g,r]	$ 11.81	$ 0.04	$ (0.80)aa	$ (0.76)	$ —	$ —	$ —	$ 11.05	(6.44%)[b]	$ 94	1.09%[a]	0.71%[a]	2.40%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Value Equity Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 8.69	$ 0.01	$ 1.41	$ 1.42	$ —	$ (1.42)	$ (1.42)	$ 8.69	16.41%[b]	$ 36,818	1.24%[a]	N/A	0.23%[a]
9/30/22	13.05	0.01bb	(1.25)	(1.24)	—	(3.12)	(3.12)	8.69	(13.54%)	31,863	1.16%	N/A	0.10%
9/30/21	8.72	0.00[d]	4.68	4.68	—	(0.35)	(0.35)	13.05	54.27%	37,021	1.03%	N/A	0.04%
9/30/20	11.17	0.02	(1.39)	(1.37)	(0.03)	(1.05)	(1.08)	8.72	(14.27%)	51,492	1.05%	N/A	0.22%
9/30/19	18.11	0.05	(2.20)	(2.15)	(0.06)	(4.73)	(4.79)	11.17	(8.20%)	47,894	0.97%	0.93%	0.44%
9/30/18	18.07	0.06	2.07	2.13	(0.09)	(2.00)	(2.09)	18.11	12.92%	51,328	0.89%	0.80%	0.32%
Class R5
3/31/23[r]	$ 8.70	$ 0.01	$ 1.41	$ 1.42	$ —	$ (1.42)	$ (1.42)	$ 8.70	16.39%[b]	$ 7,822	1.34%[a]	N/A	0.13%[a]
9/30/22	13.07	(0.00)[d]	(1.25)	(1.25)	—	(3.12)	(3.12)	8.70	(13.61%)	6,513	1.25%	N/A	(0.02%)
9/30/21	8.74	(0.01)	4.69	4.68	—	(0.35)	(0.35)	13.07	54.14%	11,028	1.13%	N/A	(0.07%)
9/30/20	11.19	0.01	(1.40)	(1.39)	(0.01)	(1.05)	(1.06)	8.74	(14.38%)	10,194	1.15%	N/A	0.11%
9/30/19	18.12	0.04	(2.20)	(2.16)	(0.04)	(4.73)	(4.77)	11.19	(8.26%)	16,680	1.07%	1.01%	0.31%
9/30/18	18.08	0.04	2.08	2.12	(0.08)	(2.00)	(2.08)	18.12	12.80%	42,389	0.99%	0.90%	0.24%
Service Class
3/31/23[r]	$ 8.74	$ 0.00[d]	$ 1.42	$ 1.42	$ —	$ (1.42)	$ (1.42)	$ 8.74	16.30%[b]	$ 2,192	1.44%[a]	N/A	0.02%[a]
9/30/22	13.13	(0.01)	(1.26)	(1.27)	—	(3.12)	(3.12)	8.74	(13.72%)	2,189	1.36%	N/A	(0.12%)
9/30/21	8.79	(0.02)	4.71	4.69	—	(0.35)	(0.35)	13.13	53.95%	3,143	1.23%	N/A	(0.15%)
9/30/20	11.24	0.00[d]	(1.40)	(1.40)	(0.00)[d]	(1.05)	(1.05)	8.79	(14.38%)	2,572	1.25%	N/A	0.02%
9/30/19	18.15	0.03	(2.20)	(2.17)	(0.01)	(4.73)	(4.74)	11.24	(8.39%)	4,730	1.17%	1.12%	0.23%
9/30/18	18.11	0.02	2.08	2.10	(0.06)	(2.00)	(2.06)	18.15	12.66%	5,773	1.09%	1.00%	0.14%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	23%	47%	23%	77%	30%	24%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 8.61	$ (0.00)d,bb	$ 1.40	$ 1.40	$ —	$ (1.42)	$ (1.42)	$ 8.59	16.33%[b]	$ 2,443	1.54%[a]	N/A	(0.07%)[a]
9/30/22	12.99	(0.02)	(1.24)	(1.26)	—	(3.12)	(3.12)	8.61	(13.80%)	2,189	1.46%	N/A	(0.21%)
9/30/21	8.70	(0.03)	4.67	4.64	—	(0.35)	(0.35)	12.99	53.93%	2,550	1.33%	N/A	(0.25%)
9/30/20	11.16	(0.01)	(1.40)	(1.41)	—	(1.05)	(1.05)	8.70	(14.58%)	3,126	1.35%	N/A	(0.08%)
9/30/19	18.07	0.02	(2.19)	(2.17)	(0.01)	(4.73)	(4.74)	11.16	(8.45%)	3,240	1.27%	1.22%	0.13%
9/30/18	18.00	(0.00)[d]	2.07	2.07	(0.00)[d]	(2.00)	(2.00)	18.07	12.57%	5,162	1.19%	1.10%	(0.01%)
Class R4
3/31/23[r]	$ 8.31	$ (0.01)bb	$ 1.35	$ 1.34	$ —	$ (1.42)	$ (1.42)	$ 8.23	16.32%[b]	$ 1,402	1.69%[a]	N/A	(0.21%)[a]
9/30/22	12.65	(0.04)	(1.18)	(1.22)	—	(3.12)	(3.12)	8.31	(13.88%)	1,193	1.61%	N/A	(0.36%)
9/30/21	8.50	(0.05)	4.55	4.50	—	(0.35)	(0.35)	12.65	53.54%	1,492	1.48%	N/A	(0.41%)
9/30/20	10.93	(0.02)	(1.36)	(1.38)	—	(1.05)	(1.05)	8.50	(14.62%)	2,332	1.50%	N/A	(0.24%)
9/30/19	17.83	(0.00)[d]	(2.17)	(2.17)	—	(4.73)	(4.73)	10.93	(8.59%)	4,301	1.42%	1.38%	(0.00%)[e]
9/30/18	17.85	(0.01)	2.03	2.02	(0.04)	(2.00)	(2.04)	17.83	12.37%	3,350	1.34%	1.25%	(0.08%)
Class A
3/31/23[r]	$ 8.36	$ (0.01)bb	$ 1.36	$ 1.35	$ —	$ (1.42)	$ (1.42)	$ 8.29	16.18%[b]	$ 4,925	1.79%[a]	N/A	(0.33%)[a]
9/30/22	12.73	(0.05)	(1.20)	(1.25)	—	(3.12)	(3.12)	8.36	(14.05%)	4,521	1.71%	N/A	(0.47%)
9/30/21	8.56	(0.06)	4.58	4.52	—	(0.35)	(0.35)	12.73	53.40%	6,375	1.58%	N/A	(0.50%)
9/30/20	11.01	(0.03)	(1.37)	(1.40)	—	(1.05)	(1.05)	8.56	(14.70%)	4,715	1.60%	N/A	(0.34%)
9/30/19	17.93	(0.01)	(2.18)	(2.19)	—	(4.73)	(4.73)	11.01	(8.68%)	7,990	1.52%	1.47%	(0.11%)
9/30/18	17.92	(0.03)	2.04	2.01	(0.00)[d]	(2.00)	(2.00)	17.93	12.26%	11,623	1.44%	1.35%	(0.20%)
Class R3
3/31/23[r]	$ 8.14	$ (0.02)bb	$ 1.33	$ 1.31	$ —	$ (1.42)	$ (1.42)	$ 8.03	16.13%[b]	$ 640	1.94%[a]	N/A	(0.48%)[a]
9/30/22	12.49	(0.06)	(1.17)	(1.23)	—	(3.12)	(3.12)	8.14	(14.19%)	621	1.86%	N/A	(0.61%)
9/30/21	8.41	(0.08)	4.51	4.43	—	(0.35)	(0.35)	12.49	53.27%	695	1.73%	N/A	(0.66%)
9/30/20	10.86	(0.04)	(1.36)	(1.40)	—	(1.05)	(1.05)	8.41	(14.92%)	748	1.75%	N/A	(0.47%)
9/30/19	17.79	(0.03)	(2.17)	(2.20)	—	(4.73)	(4.73)	10.86	(8.84%)	856	1.67%	1.61%	(0.27%)
9/30/18	17.81	(0.06)	2.04	1.98	—	(2.00)	(2.00)	17.79	12.14%	1,544	1.59%	1.50%	(0.34%)
Class Y
3/31/23[g,r]	$ 9.38	$ 0.01	$ (0.69)aa	$ (0.68)	$ —	$ —	$ —	$ 8.70	(7.25%)[b]	$ 93	1.34%[a]	N/A	0.48%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Small Company Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 8.86	$ 0.05	$ 0.92	$ 0.97	$ (0.07)	$ (1.19)	$ (1.26)	$ 8.57	10.73%[b]	$ 144,579	1.00%[a]	0.86%[a]	1.19%[a]
9/30/22	12.69	0.09	(2.16)	(2.07)	(0.04)	(1.72)	(1.76)	8.86	(19.24%)	132,528	0.95%	0.86%	0.77%
9/30/21	7.36	0.05	5.35	5.40	(0.07)	—	(0.07)	12.69	73.67%	179,847	0.96%	0.94%	0.48%
9/30/20	9.22	0.05	(1.41)	(1.36)	(0.07)	(0.43)	(0.50)	7.36	(15.96%)	86,121	1.00%	N/A	0.67%
9/30/19	12.04	0.07	(1.28)	(1.21)	(0.04)	(1.57)	(1.61)	9.22	(8.59%)	95,423	0.98%	0.98%[k]	0.73%
9/30/18	13.45	0.06	0.93	0.99	(0.09)	(2.31)	(2.40)	12.04	8.45%	103,334	0.95%	0.93%	0.47%
Class R5
3/31/23[r]	$ 8.93	$ 0.05	$ 0.93	$ 0.98	$ (0.06)	$ (1.19)	$ (1.25)	$ 8.66	10.73%[b]	$ 38,811	1.10%[a]	0.96%[a]	1.09%[a]
9/30/22	12.78	0.07	(2.18)	(2.11)	(0.02)	(1.72)	(1.74)	8.93	(19.35%)	35,442	1.05%	0.96%	0.66%
9/30/21	7.42	0.05	5.37	5.42	(0.06)	—	(0.06)	12.78	73.32%	65,854	1.06%	1.04%	0.40%
9/30/20	9.28	0.04	(1.41)	(1.37)	(0.06)	(0.43)	(0.49)	7.42	(15.95%)	48,006	1.10%	N/A	0.55%
9/30/19	12.10	0.06	(1.28)	(1.22)	(0.03)	(1.57)	(1.60)	9.28	(8.67%)	78,145	1.08%	1.08%[k]	0.64%
9/30/18	13.50	0.04	0.95	0.99	(0.08)	(2.31)	(2.39)	12.10	8.35%	74,247	1.05%	1.03%	0.37%
Service Class
3/31/23[r]	$ 8.86	$ 0.05	$ 0.92	$ 0.97	$ (0.05)	$ (1.19)	$ (1.24)	$ 8.59	10.72%[b]	$ 7,561	1.20%[a]	1.06%[a]	0.98%[a]
9/30/22	12.69	0.06	(2.16)	(2.10)	(0.01)	(1.72)	(1.73)	8.86	(19.41%)	7,189	1.15%	1.06%	0.58%
9/30/21	7.37	0.03	5.34	5.37	(0.05)	—	(0.05)	12.69	73.14%	8,737	1.16%	1.14%	0.28%
9/30/20	9.23	0.04	(1.42)	(1.38)	(0.05)	(0.43)	(0.48)	7.37	(16.11%)	4,281	1.20%	N/A	0.44%
9/30/19	12.03	0.05	(1.27)	(1.22)	(0.01)	(1.57)	(1.58)	9.23	(8.70%)	6,847	1.18%	1.18%[k]	0.52%
9/30/18	13.43	0.03	0.94	0.97	(0.06)	(2.31)	(2.37)	12.03	8.25%	8,664	1.15%	1.13%	0.27%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	20%	42%	66%	57%	146%	65%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through March 31,2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 8.61	$ 0.04	$ 0.90	$ 0.94	$ (0.04)	$ (1.19)	$ (1.23)	$ 8.32	10.66%[b]	$ 9,900	1.30%[a]	1.16%[a]	0.89%[a]
9/30/22	12.38	0.05	(2.10)	(2.05)	—	(1.72)	(1.72)	8.61	(19.50%)	9,380	1.25%	1.16%	0.47%
9/30/21	7.19	0.02	5.22	5.24	(0.05)	—	(0.05)	12.38	73.10%	14,862	1.26%	1.24%	0.20%
9/30/20	9.01	0.03	(1.38)	(1.35)	(0.04)	(0.43)	(0.47)	7.19	(16.15%)	12,971	1.30%	N/A	0.36%
9/30/19	11.80	0.04	(1.26)	(1.22)	(0.00)[d]	(1.57)	(1.57)	9.01	(8.88%)	11,363	1.28%	1.28%[k]	0.42%
9/30/18	13.22	0.02	0.92	0.94	(0.05)	(2.31)	(2.36)	11.80	8.14%	14,411	1.25%	1.23%	0.17%
Class R4
3/31/23[r]	$ 8.01	$ 0.03	$ 0.83	$ 0.86	$ (0.03)	$ (1.19)	$ (1.22)	$ 7.65	10.47%[b]	$ 666	1.45%[a]	1.31%[a]	0.74%[a]
9/30/22	11.65	0.03	(1.95)	(1.92)	—	(1.72)	(1.72)	8.01	(19.62%)	628	1.40%	1.31%	0.33%
9/30/21	6.78	0.00[d]	4.91	4.91	(0.04)	—	(0.04)	11.65	72.68%	780	1.41%	1.40%	0.02%
9/30/20	8.52	0.02	(1.30)	(1.28)	(0.03)	(0.43)	(0.46)	6.78	(16.25%)	882	1.45%	N/A	0.28%
9/30/19	11.26	0.02	(1.19)	(1.17)	(0.00)[d]	(1.57)	(1.57)	8.52	(8.96%)	541	1.43%	1.43%[k]	0.27%
9/30/18	12.73	0.00[d]	0.88	0.88	(0.04)	(2.31)	(2.35)	11.26	7.95%	663	1.40%	1.38%	0.02%
Class A
3/31/23[r]	$ 8.14	$ 0.03	$ 0.86	$ 0.89	$ (0.02)	$ (1.19)	$ (1.21)	$ 7.82	10.64%[b]	$ 10,948	1.55%[a]	1.41%[a]	0.64%[a]
9/30/22	11.83	0.02	(1.99)	(1.97)	—	(1.72)	(1.72)	8.14	(19.76%)	10,387	1.50%	1.41%	0.22%
9/30/21	6.87	(0.01)	4.99	4.98	(0.02)	—	(0.02)	11.83	72.61%	13,826	1.51%	1.49%	(0.06%)
9/30/20	8.64	0.01	(1.33)	(1.32)	(0.02)	(0.43)	(0.45)	6.87	(16.45%)	10,694	1.55%	N/A	0.11%
9/30/19	11.40	0.01	(1.20)	(1.19)	—	(1.57)	(1.57)	8.64	(9.03%)	16,723	1.53%	1.53%[k]	0.17%
9/30/18	12.85	(0.01)	0.89	0.88	(0.02)	(2.31)	(2.33)	11.40	7.84%	21,061	1.50%	1.48%	(0.08%)
Class R3
3/31/23[r]	$ 7.25	$ 0.02	$ 0.76	$ 0.78	$ (0.01)	$ (1.19)	$ (1.20)	$ 6.83	10.52%[b]	$ 380	1.70%[a]	1.56%[a]	0.48%[a]
9/30/22	10.73	0.01	(1.77)	(1.76)	—	(1.72)	(1.72)	7.25	(19.84%)	332	1.65%	1.56%	0.08%
9/30/21	6.23	(0.02)	4.52	4.50	—	—	—	10.73	72.23%	359	1.66%	1.64%	(0.23%)
9/30/20	7.86	(0.00)[d]	(1.20)	(1.20)	(0.00)[d]	(0.43)	(0.43)	6.23	(16.47%)	151	1.70%	N/A	(0.04%)
9/30/19	10.57	0.00[d]	(1.14)	(1.14)	—	(1.57)	(1.57)	7.86	(9.30%)	422	1.68%	1.68%[k]	0.04%
9/30/18	12.09	(0.02)	0.83	0.81	(0.02)	(2.31)	(2.33)	10.57	7.76%	418	1.65%	1.63%	(0.19%)
Class Y
3/31/23[g,r]	$ 9.59	$ 0.02	$ (0.95)aa	$ (0.93)	$ —	$ —	$ —	$ 8.66	(9.70%)[b]	$ 90	1.10%[a]	0.96%[a]	1.46%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Growth Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 18.55	$ 0.01	$ 2.82	$ 2.83	$ —	$ (2.63)	$ (2.63)	$ 18.75	15.68%[b]	$ 3,934,813	0.73%[a]	0.68%[a]	0.11%[a]
9/30/22	31.23	(0.05)	(6.68)	(6.73)	—	(5.95)	(5.95)	18.55	(26.70%)	3,824,988	0.71%	0.69%	(0.19%)
9/30/21	25.51	(0.08)	7.39	7.31	—	(1.59)	(1.59)	31.23	29.56%	6,514,823	0.70%	N/A	(0.26%)
9/30/20	23.34	0.01	3.43	3.44	(0.01)	(1.26)	(1.27)	25.51	15.23%	6,188,463	0.71%	N/A	0.03%
9/30/19	24.10	0.03	1.14	1.17	(0.01)	(1.92)	(1.93)	23.34	6.66%	5,925,776	0.71%	N/A	0.15%
9/30/18	21.92	0.01	3.59	3.60	—	(1.42)	(1.42)	24.10	17.21%	5,436,930	0.71%	N/A	0.06%
Class R5
3/31/23[r]	$ 18.22	$ 0.00[d]	$ 2.76	$ 2.76	$ —	$ (2.63)	$ (2.63)	$ 18.35	15.57%[b]	$ 918,399	0.83%[a]	0.78%[a]	0.02%[a]
9/30/22	30.80	(0.07)	(6.56)	(6.63)	—	(5.95)	(5.95)	18.22	(26.76%)	834,945	0.81%	0.79%	(0.30%)
9/30/21	25.20	(0.11)	7.30	7.19	—	(1.59)	(1.59)	30.80	29.44%	1,668,653	0.80%	N/A	(0.36%)
9/30/20	23.08	(0.02)	3.40	3.38	—	(1.26)	(1.26)	25.20	15.13%	1,471,580	0.81%	N/A	(0.07%)
9/30/19	23.87	0.01	1.12	1.13	—	(1.92)	(1.92)	23.08	6.54%	1,533,487	0.81%	N/A	0.05%
9/30/18	21.75	(0.01)	3.55	3.54	—	(1.42)	(1.42)	23.87	17.06%	1,517,553	0.81%	N/A	(0.04%)
Service Class
3/31/23[r]	$ 17.48	$ (0.01)bb	$ 2.65	$ 2.64	$ —	$ (2.63)	$ (2.63)	$ 17.49	15.54%[b]	$ 163,755	0.93%[a]	0.88%[a]	(0.09%)[a]
9/30/22	29.82	(0.09)	(6.30)	(6.39)	—	(5.95)	(5.95)	17.48	(26.85%)	158,487	0.91%	0.89%	(0.39%)
9/30/21	24.47	(0.13)	7.07	6.94	—	(1.59)	(1.59)	29.82	29.29%	325,714	0.90%	N/A	(0.46%)
9/30/20	22.47	(0.04)	3.30	3.26	—	(1.26)	(1.26)	24.47	15.00%	335,782	0.91%	N/A	(0.17%)
9/30/19	23.31	(0.01)	1.09	1.08	—	(1.92)	(1.92)	22.47	6.48%	373,475	0.91%	N/A	(0.05%)
9/30/18	21.30	(0.03)	3.46	3.43	—	(1.42)	(1.42)	23.31	16.90%	405,725	0.91%	N/A	(0.14%)

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	14%	22%	29%	37%	37%	34%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 16.24	$ (0.01)bb	$ 2.45	$ 2.44	$ —	$ (2.63)	$ (2.63)	$ 16.05	15.48%[b]	$ 138,376	1.03%[a]	0.98%[a]	(0.18%)[a]
9/30/22	28.15	(0.10)	(5.86)	(5.96)	—	(5.95)	(5.95)	16.24	(26.93%)	136,292	1.01%	0.99%	(0.49%)
9/30/21	23.20	(0.15)	6.69	6.54	—	(1.59)	(1.59)	28.15	29.16%	246,666	1.00%	N/A	(0.56%)
9/30/20	21.38	(0.06)	3.14	3.08	—	(1.26)	(1.26)	23.20	14.92%	261,188	1.01%	N/A	(0.27%)
9/30/19	22.32	(0.03)	1.01	0.98	—	(1.92)	(1.92)	21.38	6.31%	290,024	1.01%	N/A	(0.15%)
9/30/18	20.46	(0.05)	3.33	3.28	—	(1.42)	(1.42)	22.32	16.85%	337,284	1.01%	N/A	(0.25%)
Class R4
3/31/23[r]	$ 14.37	$ (0.02)bb	$ 2.16	$ 2.14	$ —	$ (2.63)	$ (2.63)	$ 13.88	15.41%[b]	$ 52,003	1.18%[a]	1.13%[a]	(0.35%)[a]
9/30/22	25.63	(0.13)	(5.18)	(5.31)	—	(5.95)	(5.95)	14.37	(27.06%)	59,611	1.16%	1.14%	(0.66%)
9/30/21	21.28	(0.17)	6.11	5.94	—	(1.59)	(1.59)	25.63	28.97%	155,374	1.15%	N/A	(0.72%)
9/30/20	19.74	(0.08)	2.88	2.80	—	(1.26)	(1.26)	21.28	14.73%	176,500	1.16%	N/A	(0.42%)
9/30/19	20.80	(0.06)	0.92	0.86	—	(1.92)	(1.92)	19.74	6.18%	222,247	1.16%	N/A	(0.29%)
9/30/18	19.19	(0.08)	3.11	3.03	—	(1.42)	(1.42)	20.80	16.65%	229,517	1.16%	N/A	(0.39%)
Class A
3/31/23[r]	$ 14.15	$ (0.03)bb	$ 2.13	$ 2.10	$ —	$ (2.63)	$ (2.63)	$ 13.62	15.36%[b]	$ 92,825	1.28%[a]	1.23%[a]	(0.43%)[a]
9/30/22	25.35	(0.14)	(5.11)	(5.25)	—	(5.95)	(5.95)	14.15	(27.14%)	87,758	1.26%	1.24%	(0.74%)
9/30/21	21.08	(0.20)	6.06	5.86	—	(1.59)	(1.59)	25.35	28.86%	167,114	1.25%	N/A	(0.81%)
9/30/20	19.58	(0.10)	2.86	2.76	—	(1.26)	(1.26)	21.08	14.64%	196,756	1.26%	N/A	(0.52%)
9/30/19	20.67	(0.07)	0.90	0.83	—	(1.92)	(1.92)	19.58	6.06%	226,723	1.26%	N/A	(0.40%)
9/30/18	19.10	(0.10)	3.09	2.99	—	(1.42)	(1.42)	20.67	16.52%	272,769	1.26%	N/A	(0.50%)
Class R3
3/31/23[r]	$ 12.30	$ (0.03)bb	$ 1.84	$ 1.81	$ —	$ (2.63)	$ (2.63)	$ 11.48	15.31%[b]	$ 20,818	1.43%[a]	1.38%[a]	(0.59%)[a]
9/30/22	22.84	(0.14)	(4.45)	(4.59)	—	(5.95)	(5.95)	12.30	(27.25%)	19,336	1.41%	1.39%	(0.89%)
9/30/21	19.16	(0.21)	5.48	5.27	—	(1.59)	(1.59)	22.84	28.65%	31,715	1.40%	N/A	(0.96%)
9/30/20	17.93	(0.12)	2.61	2.49	—	(1.26)	(1.26)	19.16	14.48%	31,065	1.41%	N/A	(0.67%)
9/30/19	19.14	(0.09)	0.80	0.71	—	(1.92)	(1.92)	17.93	5.91%	32,770	1.41%	N/A	(0.54%)
9/30/18	17.81	(0.12)	2.87	2.75	—	(1.42)	(1.42)	19.14	16.36%	35,471	1.41%	N/A	(0.64%)
Class Y
3/31/23[g,r]	$ 18.84	$ 0.01	$ (0.50)aa	$ (0.49)	$ —	$ —	$ —	$ 18.35	(2.60%)[b]	$ 97	0.83%[a]	0.78%[a]	0.23%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Growth Equity Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 11.96	$ 0.02	$ 1.10	$ 1.12	$ (0.00)[d]	$ —	$ (0.00)[d]	$ 13.08	9.40%[b]	$ 552,758	0.87%[a]	0.24%[a]
9/30/22	20.88	(0.02)	(4.41)	(4.43)	—	(4.49)	(4.49)	11.96	(26.63%)	368,199	0.87%	(0.12%)
9/30/21	16.42	(0.07)	5.93	5.86	—	(1.40)	(1.40)	20.88	36.62%	487,031	0.86%	(0.37%)
9/30/20	15.30	(0.03)	2.97	2.94	(0.14)	(1.68)	(1.82)	16.42	20.54%	342,888	0.87%	(0.19%)
9/30/19	19.08	(0.01)	(1.04)	(1.05)	—	(2.73)	(2.73)	15.30	(2.31%)	269,356	0.86%	(0.05%)
9/30/18	15.74	(0.03)	4.24	4.21	—	(0.87)	(0.87)	19.08	27.96%	385,194	0.85%	(0.15%)
Class R5
3/31/23[r]	$ 11.64	$ 0.01	$ 1.08	$ 1.09	$ —	$ —	$ —	$ 12.73	9.36%[b]	$ 111,549	0.97%[a]	0.14%[a]
9/30/22	20.47	(0.04)	(4.30)	(4.34)	—	(4.49)	(4.49)	11.64	(26.73%)	88,121	0.97%	(0.24%)
9/30/21	16.13	(0.09)	5.83	5.74	—	(1.40)	(1.40)	20.47	36.53%	155,912	0.96%	(0.47%)
9/30/20	15.06	(0.04)	2.91	2.87	(0.12)	(1.68)	(1.80)	16.13	20.40%	134,136	0.97%	(0.29%)
9/30/19	18.85	(0.02)	(1.04)	(1.06)	—	(2.73)	(2.73)	15.06	(2.40%)	128,280	0.96%	(0.14%)
9/30/18	15.57	(0.04)	4.19	4.15	—	(0.87)	(0.87)	18.85	27.87%	142,284	0.95%	(0.25%)
Service Class
3/31/23[r]	$ 10.47	$ 0.00[d]	$ 0.98	$ 0.98	$ —	$ —	$ —	$ 11.45	9.36%[b]	$ 19,017	1.07%[a]	0.02%[a]
9/30/22	18.89	(0.05)	(3.88)	(3.93)	—	(4.49)	(4.49)	10.47	(26.82%)	17,932	1.06%	(0.34%)
9/30/21	14.99	(0.10)	5.40	5.30	—	(1.40)	(1.40)	18.89	36.36%	36,258	1.06%	(0.57%)
9/30/20	14.12	(0.05)	2.71	2.66	(0.11)	(1.68)	(1.79)	14.99	20.26%	31,977	1.07%	(0.39%)
9/30/19	17.89	(0.03)	(1.01)	(1.04)	—	(2.73)	(2.73)	14.12	(2.43%)	34,404	1.06%	(0.23%)
9/30/18	14.84	(0.06)	3.98	3.92	—	(0.87)	(0.87)	17.89	27.69%	33,978	1.05%	(0.34%)

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	28%	75%	81%	79%	71%	85%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 9.24	$ (0.00)d,bb	$ 0.85	$ 0.85	$ —	$ —	$ —	$ 10.09	9.20%[b]	$ 17,778	1.17%[a]	(0.07%)[a]
9/30/22	17.21	(0.05)	(3.43)	(3.48)	—	(4.49)	(4.49)	9.24	(26.83%)	18,393	1.17%	(0.43%)
9/30/21	13.77	(0.11)	4.95	4.84	—	(1.40)	(1.40)	17.21	36.23%	29,715	1.16%	(0.67%)
9/30/20	13.10	(0.06)	2.51	2.45	(0.10)	(1.68)	(1.78)	13.77	20.16%	29,067	1.17%	(0.49%)
9/30/19	16.87	(0.04)	(1.00)	(1.04)	—	(2.73)	(2.73)	13.10	(2.60%)	28,372	1.16%	(0.34%)
9/30/18	14.05	(0.07)	3.76	3.69	—	(0.87)	(0.87)	16.87	27.60%	35,642	1.15%	(0.45%)
Class R4
3/31/23[r]	$ 7.27	$ (0.01)bb	$ 0.67	$ 0.66	$ —	$ —	$ —	$ 7.93	9.08%[b]	$ 12,510	1.32%[a]	(0.23%)[a]
9/30/22	14.53	(0.05)	(2.72)	(2.77)	—	(4.49)	(4.49)	7.27	(26.91%)	11,840	1.32%	(0.58%)
9/30/21	11.82	(0.12)	4.23	4.11	—	(1.40)	(1.40)	14.53	36.02%	17,129	1.31%	(0.82%)
9/30/20	11.48	(0.07)	2.18	2.11	(0.09)	(1.68)	(1.77)	11.82	20.01%	15,517	1.32%	(0.65%)
9/30/19	15.23	(0.06)	(0.96)	(1.02)	—	(2.73)	(2.73)	11.48	(2.76%)	12,843	1.31%	(0.49%)
9/30/18	12.78	(0.08)	3.40	3.32	—	(0.87)	(0.87)	15.23	27.44%	13,972	1.30%	(0.60%)
Class A
3/31/23[r]	$ 7.13	$ (0.01)bb	$ 0.66	$ 0.65	$ —	$ —	$ —	$ 7.78	9.12%[b]	$ 19,466	1.42%[a]	(0.33%)[a]
9/30/22	14.36	(0.06)	(2.68)	(2.74)	—	(4.49)	(4.49)	7.13	(27.06%)	18,688	1.42%	(0.69%)
9/30/21	11.71	(0.13)	4.18	4.05	—	(1.40)	(1.40)	14.36	35.83%	31,656	1.41%	(0.91%)
9/30/20	11.38	(0.08)	2.16	2.08	(0.07)	(1.68)	(1.75)	11.71	19.94%	34,699	1.42%	(0.74%)
9/30/19	15.14	(0.07)	(0.96)	(1.03)	—	(2.73)	(2.73)	11.38	(2.87%)	33,997	1.41%	(0.59%)
9/30/18	12.72	(0.09)	3.38	3.29	—	(0.87)	(0.87)	15.14	27.33%	43,682	1.40%	(0.70%)
Class R3
3/31/23[r]	$ 5.20	$ (0.01)bb	$ 0.48	$ 0.47	$ —	$ —	$ —	$ 5.67	9.04%[b]	$ 3,647	1.57%[a]	(0.47%)[a]
9/30/22	11.72	(0.06)	(1.97)	(2.03)	—	(4.49)	(4.49)	5.20	(27.10%)	3,408	1.57%	(0.83%)
9/30/21	9.78	(0.12)	3.46	3.34	—	(1.40)	(1.40)	11.72	35.63%	4,813	1.56%	(1.07%)
9/30/20	9.79	(0.08)	1.82	1.74	(0.07)	(1.68)	(1.75)	9.78	19.66%	3,930	1.57%	(0.90%)
9/30/19	13.51	(0.07)	(0.92)	(0.99)	—	(2.73)	(2.73)	9.79	(2.94%)	2,728	1.56%	(0.73%)
9/30/18	11.46	(0.10)	3.02	2.92	—	(0.87)	(0.87)	13.51	27.10%	2,622	1.55%	(0.85%)
Class Y
3/31/23[g,r]	$ 13.36	$ 0.01	$ (0.65)aa	$ (0.64)	$ —	$ —	$ —	$ 12.72	(4.79%)[b]	$ 95	0.97%[a]	0.50%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Overseas Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 6.94	$ 0.02	2.15	$ 2.17	$ (0.17)	$ (0.57)	$ (0.74)	$ 8.37	32.00%[b]	$ 285,531	0.92%[a]	0.79%[a]	0.52%[a]
9/30/22	10.17	0.16	(2.40)	(2.24)	(0.15)	(0.84)	(0.99)	6.94	(24.66%)	232,441	0.91%	0.79%	1.75%
9/30/21	7.99	0.12	2.27	2.39	(0.05)	(0.16)	(0.21)	10.17	30.17%	383,223	0.88%	0.79%	1.23%
9/30/20	8.35	0.05	(0.07)	(0.02)	(0.19)	(0.15)	(0.34)	7.99	(0.59%)	370,549	0.89%	0.83%	0.68%
9/30/19	9.42	0.20	(0.34)	(0.14)	(0.15)	(0.78)	(0.93)	8.35	0.01%	348,467	0.87%	N/A	2.42%
9/30/18	9.61	0.16	(0.16)	0.00[d]	(0.19)	—	(0.19)	9.42	(0.02%)	362,074	0.92%	N/A	1.68%
Class R5
3/31/23[r]	$ 6.97	$ 0.02	$ 2.15	$ 2.17	$ (0.16)	$ (0.57)	$ (0.73)	$ 8.41	31.87%[b]	$ 109,961	1.02%[a]	0.89%[a]	0.44%[a]
9/30/22	10.21	0.15	(2.42)	(2.27)	(0.13)	(0.84)	(0.97)	6.97	(24.74%)	86,220	1.00%	0.89%	1.64%
9/30/21	8.02	0.11	2.28	2.39	(0.04)	(0.16)	(0.20)	10.21	30.07%	158,046	0.98%	0.89%	1.11%
9/30/20	8.38	0.05	(0.08)	(0.03)	(0.18)	(0.15)	(0.33)	8.02	(0.67%)	132,845	0.99%	0.94%	0.58%
9/30/19	9.45	0.19	(0.34)	(0.15)	(0.14)	(0.78)	(0.92)	8.38	(0.14%)	122,168	0.97%	N/A	2.34%
9/30/18	9.64	0.15	(0.16)	(0.01)	(0.18)	—	(0.18)	9.45	(0.11%)	134,803	1.02%	N/A	1.54%
Service Class
3/31/23[r]	$ 6.92	$ 0.01	$ 2.14	$ 2.15	$ (0.15)	$ (0.57)	$ (0.72)	$ 8.35	31.81%[b]	$ 27,713	1.12%[a]	0.99%[a]	0.21%[a]
9/30/22	10.14	0.14	(2.40)	(2.26)	(0.12)	(0.84)	(0.96)	6.92	(24.79%)	30,651	1.10%	0.99%	1.61%
9/30/21	7.97	0.10	2.26	2.36	(0.03)	(0.16)	(0.19)	10.14	29.91%	45,454	1.08%	0.99%	1.02%
9/30/20	8.33	0.04	(0.08)	(0.04)	(0.17)	(0.15)	(0.32)	7.97	(0.79%)	37,997	1.09%	1.03%	0.49%
9/30/19	9.39	0.18	(0.33)	(0.15)	(0.13)	(0.78)	(0.91)	8.33	(0.15%)	36,489	1.07%	N/A	2.27%
9/30/18	9.58	0.14	(0.16)	(0.02)	(0.17)	—	(0.17)	9.39	(0.22%)	39,149	1.12%	N/A	1.45%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	8%	17%	27%	34%	27%	46%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through March 31,2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 6.99	$ 0.01	$ 2.16	$ 2.17	$ (0.14)	$ (0.57)	$ (0.71)	$ 8.45	31.80%[b]	$ 16,792	1.22%[a]	1.09%[a]	0.23%[a]
9/30/22	10.24	0.13	(2.43)	(2.30)	(0.11)	(0.84)	(0.95)	6.99	(24.93%)	13,633	1.20%	1.09%	1.47%
9/30/21	8.05	0.08	2.30	2.38	(0.03)	(0.16)	(0.19)	10.24	29.72%	19,735	1.18%	1.09%	0.81%
9/30/20	8.40	0.03	(0.07)	(0.04)	(0.16)	(0.15)	(0.31)	8.05	(0.77%)	19,034	1.19%	1.14%	0.38%
9/30/19	9.46	0.17	(0.33)	(0.16)	(0.12)	(0.78)	(0.90)	8.40	(0.32%)	21,563	1.17%	N/A	2.03%
9/30/18	9.65	0.13	(0.16)	(0.03)	(0.16)	—	(0.16)	9.46	(0.33%)	31,199	1.22%	N/A	1.31%
Class R4
3/31/23[r]	$ 6.63	$ 0.00[d]	$ 2.04	$ 2.04	$ (0.13)	$ (0.57)	$ (0.70)	$ 7.97	31.56%[b]	$ 20,245	1.37%[a]	1.24%[a]	0.08%[a]
9/30/22	9.75	0.11	(2.29)	(2.18)	(0.10)	(0.84)	(0.94)	6.63	(24.94%)	16,144	1.35%	1.24%	1.34%
9/30/21	7.68	0.07	2.18	2.25	(0.02)	(0.16)	(0.18)	9.75	29.46%	20,875	1.33%	1.24%	0.70%
9/30/20	8.03	0.02	(0.06)	(0.04)	(0.16)	(0.15)	(0.31)	7.68	(0.90%)	18,019	1.34%	1.28%	0.28%
9/30/19	9.10	0.17	(0.34)	(0.17)	(0.12)	(0.78)	(0.90)	8.03	(0.51%)	14,876	1.32%	N/A	2.14%
9/30/18	9.30	0.12	(0.16)	(0.04)	(0.16)	—	(0.16)	9.10	(0.48%)	12,903	1.37%	N/A	1.23%
Class A
3/31/23[r]	$ 6.81	$ (0.00)d,bb	$ 2.11	$ 2.11	$ (0.12)	$ (0.57)	$ (0.69)	$ 8.23	31.67%[b]	$ 16,719	1.47%[a]	1.34%[a]	(0.01%)[a]
9/30/22	9.98	0.11	(2.36)	(2.25)	(0.08)	(0.84)	(0.92)	6.81	(25.07%)	12,858	1.45%	1.34%	1.22%
9/30/21	7.85	0.06	2.24	2.30	(0.01)	(0.16)	(0.17)	9.98	29.45%	24,231	1.43%	1.34%	0.59%
9/30/20	8.21	0.01	(0.08)	(0.07)	(0.14)	(0.15)	(0.29)	7.85	(1.17%)	30,721	1.44%	1.38%	0.17%
9/30/19	9.25	0.15	(0.32)	(0.17)	(0.09)	(0.78)	(0.87)	8.21	(0.48%)	29,537	1.42%	N/A	1.86%
9/30/18	9.44	0.11	(0.16)	(0.05)	(0.14)	—	(0.14)	9.25	(0.60%)	41,179	1.47%	N/A	1.11%
Class R3
3/31/23[r]	$ 6.70	$ (0.01)bb	$ 2.08	$ 2.07	$ (0.11)	$ (0.57)	$ (0.68)	$ 8.09	31.52%[b]	$ 5,236	1.62%[a]	1.49%[a]	(0.17%)[a]
9/30/22	9.85	0.10	(2.34)	(2.24)	(0.07)	(0.84)	(0.91)	6.70	(25.23%)	4,036	1.61%	1.49%	1.16%
9/30/21	7.76	0.05	2.21	2.26	(0.01)	(0.16)	(0.17)	9.85	29.29%	6,971	1.58%	1.49%	0.51%
9/30/20	8.11	(0.00)[d]	(0.07)	(0.07)	(0.13)	(0.15)	(0.28)	7.76	(1.19%)	6,093	1.59%	1.53%	(0.03%)
9/30/19	9.17	0.15	(0.34)	(0.19)	(0.09)	(0.78)	(0.87)	8.11	(0.72%)	3,382	1.57%	N/A	1.86%
9/30/18	9.37	0.10	(0.17)	(0.07)	(0.13)	—	(0.13)	9.17	(0.75%)	3,947	1.62%	N/A	1.08%
Class Y
3/31/23[g,r]	$ 8.41	$ 0.02	$ (0.02)aa	$ 0.00[d]	$ —	$ —	$ —	$ 8.41	0.00%[b]	$ 100	1.02%[a]	0.89%[a]	1.40%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 8.39	$ 0.11	$ 1.93	$ 2.04	$ (0.28)	$ (0.00)[d]	$ (0.28)	$ 10.15	24.56%[b]	$ 1,512,016	0.08%[a]	0.00%[a]	2.20%[a]
9/30/22	11.71	0.32	(3.16)	(2.84)	(0.32)	(0.16)	(0.48)	8.39	(25.28%)	1,272,996	0.08%	0.00%	3.03%
9/30/21	9.51	0.27	2.10	2.37	(0.17)	—	(0.17)	11.71	25.11%	1,700,098	0.07%	0.00%	2.39%
9/30/20	9.43	0.15	0.16	0.31	(0.23)	—	(0.23)	9.51	3.11%	1,314,433	0.65%	0.55%	1.63%
9/30/19	9.70	0.26	(0.39)	(0.13)	(0.14)	—	(0.14)	9.43	(1.17%)	1,135,941	0.79%	0.67%	2.80%
9/30/18[g]	10.00	0.19	(0.49)	(0.30)	—	—	—	9.70	(3.00%)[b]	809,616	0.89%[a]	0.67%[a]	3.03%[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	12%	32%	28%	30%	26%	24%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 12% including securities received from subscriptions in-kind.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 53 series, including the following 16 series listed below (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Diversified Value Fund (“Diversified Value Fund”)

MassMutual Fundamental Value Fund (“Fundamental Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Equity Opportunities Fund (“Equity Opportunities Fund”)

MassMutual Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Mid Cap Value Fund (“Mid Cap Value Fund”)

MassMutual Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Small Company Value Fund (“Small Company Value Fund”)

MassMutual Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MassMutual Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Overseas Fund (“Overseas Fund”)

MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Financial Statements (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Notes to Financial Statements (Unaudited) (Continued)

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Financial Statements (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Fundamental Value Fund, Fundamental Growth Fund, Growth Opportunities Fund, and Small Cap Growth Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2023. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2023, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Total Return Bond Fund
Asset Investments
Bank Loans	$—	$14,773,924	$—		$14,773,924
Corporate Debt	—	213,758,384	—	+	213,758,384
Municipal Obligations	—	4,120,922	—		4,120,922
Non-U.S. Government Agency Obligations	—	125,744,801	—		125,744,801
Sovereign Debt Obligations	—	4,022,679	—		4,022,679
U.S. Government Agency Obligations and Instrumentalities	—	290,947,820	—		290,947,820
U.S. Treasury Obligations	—	192,511,021	—		192,511,021
Mutual Funds	42,294,860	—	—		42,294,860
Common Stock	403,771	—	—		403,771
Rights	—	—	—	+	—
Short-Term Investments	—	85,634,361	—		85,634,361
Unfunded Bank Loan Commitments**	—	30	—		30
Total Investments	$42,698,631	$931,513,942	$—		$974,212,573
Asset Derivatives
Forward Contracts	$—	$1,352	$—		$1,352
Futures Contracts	1,910,699	—	—		1,910,699
Total	$1,910,699	$1,352	$—		$1,912,051
Liability Derivatives
Forward Contracts	$—	$(13,658)	$—		$(13,658)
Futures Contracts	(119,262)	—	—		(119,262)
Swap Agreements	—	(107,690)	—		(107,690)
Total	$(119,262)	$(121,348)	$—		$(240,610)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Strategic Bond Fund
Asset Investments
Bank Loans	$—	$7,087,957		$—	$7,087,957
Corporate Debt	—	118,546,796		—	118,546,796
Municipal Obligations	—	50,536		—	50,536
Non-U.S. Government Agency Obligations	—	31,571,739		—	31,571,739
Sovereign Debt Obligations	—	17,608,291		—	17,608,291
U.S. Government Agency Obligations and Instrumentalities	—	135,324,014		—	135,324,014
U.S. Treasury Obligations	—	120,456,008		—	120,456,008
Purchased Options	247,339	—		—	247,339
Mutual Funds	2,188,915	—		—	2,188,915
Short-Term Investments	—	21,358,537		—	21,358,537
Total Investments	$2,436,254	$452,003,878		$—	$454,440,132
Liability Investments
Unfunded Bank Loan Commitments**	$—	$(2,684)		$—	$(2,684)
Asset Derivatives
Forward Contracts	$—	$179,987		$—	$179,987
Futures Contracts	5,008,254	—		—	5,008,254
Swap Agreements	—	2,552,337		—	2,552,337
Total	$5,008,254	$2,732,324		$—	$7,740,578
Liability Derivatives
Forward Contracts	$—	$(579,469)		$—	$(579,469)
Futures Contracts	(3,375,299)	—		—	(3,375,299)
Swap Agreements	—	(528,357)		—	(528,357)
Written Options	(377,906)	—		—	(377,906)
Total	$(3,753,205)	$(1,107,826)		$—	$(4,861,031)

Diversified Value Fund
Asset Investments
Common Stock	$285,866,674	$4,847,726	*	$—	$290,714,400
Preferred Stock	431,371	3,357,958	*	—	3,789,329
Mutual Funds	3,821,726	—		—	3,821,726
Short-Term Investments	107	2,625,208		—	2,625,315
Total Investments	$290,119,878	$10,830,892		$—	$300,950,770

S&P 500 Index Fund
Asset Investments
Common Stock	$2,424,924,583	$—		$—	$2,424,924,583
Mutual Funds	72,341	—		—	72,341
Short-Term Investments	—	3,848,838		—	3,848,838
Total Investments	$2,424,996,924	$3,848,838		$—	$2,428,845,762
Asset Derivatives
Futures Contracts	$562,748	$—		$—	$562,748

Equity Opportunities Fund
Asset Investments
Common Stock	$607,626,420	$7,752,962	*	$—	$615,379,382
Preferred Stock	730,884	5,447,537	*	—	6,178,421
Short-Term Investments	160	12,913,898		—	12,914,058
Total Investments	$608,357,464	$26,114,397		$—	$634,471,861

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$2,416,211,018	$11,645,292	*	$3,035,133	$2,430,891,443
Preferred Stock	—	—		3,370,186	3,370,186
Corporate Debt	—	2,096,564		—	2,096,564
Mutual Funds	4,246,901	—		—	4,246,901
Short-Term Investments	103	5,112,938		—	5,113,041
Total Investments	$2,420,458,022	$18,854,794		$6,405,319	$2,445,718,135

Mid Cap Value Fund
Asset Investments
Common Stock	$103,533,213	$3,243,358	*	$—	$106,776,571
Preferred Stock	—	420,500	*	—	420,500
Mutual Funds	965,039	—		—	965,039
Short-Term Investments	—	3,239,335		—	3,239,335
Total Investments	$104,498,252	$6,903,193		$—	$111,401,445
Asset Derivatives
Forward Contracts	$—	$521		$—	$521
Liability Derivatives
Forward Contracts	$—	$(26,684)		$—	$(26,684)

Small Cap Value Equity Fund
Asset Investments
Common Stock	$53,048,962	$233,280	*	$—	$53,282,242
Mutual Funds	429,104	—		—	429,104
Short-Term Investments	—	1,038,611		—	1,038,611
Total Investments	$53,478,066	$1,271,891		$—	$54,749,957

Small Company Value Fund
Asset Investments
Common Stock	$210,567,670	$443,352	*	$—	$211,011,022
Mutual Funds	287,630	—		—	287,630
Short-Term Investments	—	1,505,607		—	1,505,607
Total Investments	$210,855,300	$1,948,959		$—	$212,804,259
Asset Derivatives
Forward Contracts	$—	$135		$—	$135

Mid Cap Growth Fund
Asset Investments
Common Stock	$5,114,448,216	$—		$26,446,250	$5,140,894,466
Preferred Stock	—	—		22,093,947	22,093,947
Mutual Funds	15,283,994	—		—	15,283,994
Short-Term Investments	66,064	148,773,036		—	148,839,100
Total Investments	$5,129,798,274	$148,773,036		$48,540,197	$5,327,111,507

Overseas Fund
Asset Investments
Common Stock*
Australia	$—	$6,258,916		$—	$6,258,916
Belgium	—	5,584,091		—	5,584,091
Canada	15,617,349	—		—	15,617,349
China	3,725,043	13,371,719		—	17,096,762

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Overseas Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Denmark	$—	$12,988,130	$—	$12,988,130
France	—	78,355,753	—	78,355,753
Germany	—	77,829,617	—	77,829,617
Hong Kong	—	12,347,059	—	12,347,059
India	—	7,283,291	—	7,283,291
Ireland	6,884,113	—	—	6,884,113
Israel	4,022,590	—	—	4,022,590
Italy	—	12,391,303	—	12,391,303
Japan	—	47,108,445	—	47,108,445
Luxembourg	—	905,799	—	905,799
Netherlands	—	15,005,040	—	15,005,040
Portugal	—	1,912,045	—	1,912,045
Republic of Korea	—	5,088,461	—	5,088,461
Singapore	—	3,807,359	—	3,807,359
Spain	—	6,114,080	—	6,114,080
Sweden	—	5,997,210	—	5,997,210
Switzerland	—	33,185,128	—	33,185,128
Taiwan	3,361,743	—	—	3,361,743
United Kingdom	2,158,650	48,362,017	—	50,520,667
United States	—	43,393,578	—	43,393,578
Preferred Stock*
Republic of Korea	—	2,630,776	—	2,630,776
Mutual Funds	7,037,607	—	—	7,037,607
Short-Term Investments	—	5,712,500	—	5,712,500
Total Investments	$42,807,095	$445,632,317	$—	$488,439,412

MM Select T. Rowe Price International Equity Fund
Asset Investments
Common Stock*
Australia	$—	$37,120,302	$—	$37,120,302
Austria	—	7,090,910	—	7,090,910
Belgium	—	4,182,853	—	4,182,853
Brazil	25,602,726	—	—	25,602,726
Canada	57,094,375	—	—	57,094,375
Chile	3,340,022	2,743,224	—	6,083,246
China	35,996,856	137,306,971	—	173,303,827
Denmark	4,466,901	5,773,884	—	10,240,785
Finland	—	10,131,677	—	10,131,677
France	—	107,323,889	—	107,323,889
Germany	—	88,772,964	—	88,772,964
Guatemala	—	1,714,884	—	1,714,884
Hong Kong	—	20,703,013	—	20,703,013
Hungary	—	5,820,198	—	5,820,198
India	2,124,400	61,205,308	—	63,329,708
Indonesia	—	10,271,340	—	10,271,340
Ireland	2,530,687	2,155,034	—	4,685,721
Italy	1,629,298	26,011,173	—	27,640,471
Japan	—	210,108,101	—	210,108,101
Luxembourg	—	1,895,872	—	1,895,872
Macau	—	4,487,146	—	4,487,146

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
MM Select T. Rowe Price International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Malaysia	$—	$3,247,827	$—		$3,247,827
Mexico	12,007,389	1,669,078	—		13,676,467
Netherlands	3,225,577	66,912,333	—		70,137,910
Norway	—	12,002,522	—		12,002,522
Peru	676,645	—	—		676,645
Philippines	1,323,065	4,712,128	—		6,035,193
Poland	—	1,734,022	—		1,734,022
Portugal	—	8,332,603	—		8,332,603
Republic of Korea	1,614,136	51,164,016	—		52,778,152
Russia	—	—	—	+	—
Saudi Arabia	—	10,707,483	—		10,707,483
Singapore	3,566,812	11,478,505	—		15,045,317
South Africa	—	8,134,980	—		8,134,980
Spain	—	14,462,762	—		14,462,762
Sweden	894,734	22,368,254	—		23,262,988
Switzerland	—	54,990,575	—		54,990,575
Taiwan	—	54,386,337	—		54,386,337
Thailand	5,905,380	3,859,614	—		9,764,994
United Arab Emirates	—	1,658,537	—		1,658,537
United Kingdom	22,047,962	110,201,432	—		132,249,394
United States	18,943,524	74,947,610	211,339		94,102,173
Preferred Stock*
Germany	—	11,365,628	—		11,365,628
United States	—	—	12,691		12,691
Mutual Funds	17,072,536	—	—		17,072,536
Rights	—	—	4,075		4,075
Short-Term Investments	19,223,791	1,496,690	—		20,720,481
Total Investments	$239,286,816	$1,274,651,679	$228,105		$1,514,166,600

Liability Derivatives
Written Options	$—	$(12,147)	$—		$(12,147)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of March 31, 2023.

For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, cash collateral pledged for open derivatives, as well as, any applicable liabilities for investments purchased on a delayed delivery basis, amounts due to custodian, and cash collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2023.

The Funds, with the exception of the Strategic Bond Fund, had no Level 3 transfers during the period ended March 31, 2023. The Strategic Bond Fund had Level 3 transfers during the period ended March 31, 2023; however, none of the transfers individually or collectively had a material impact on the Strategic Bond Fund.

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

At March 31, 2023, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Forward Contracts*	$—	$—	$1,352	$—	$1,352
Futures Contracts^^	—	—	—	1,910,699	1,910,699
Total Value	$—	$—	$1,352	$1,910,699	$1,912,051
Liability Derivatives
Forward Contracts^	$—	$—	$(13,658)	$—	$(13,658)
Futures Contracts^^	—	—	—	(119,262)	(119,262)
Swap Agreements^^,^^^	—	—	—	(107,690)	(107,690)
Total Value	$—	$—	$(13,658)	$(226,952)	$(240,610)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$(48,240)	$—	$(48,240)
Futures Contracts	—	—	—	(3,468,020)	(3,468,020)
Swap Agreements	—	—	—	(3,840,273)	(3,840,273)
Total Realized Gain (Loss)	$—	$—	$(48,240)	$(7,308,293)	$(7,356,533)
Change in Appreciation/(Depreciation)##
Forward Contracts	$—	$—	$(64,530)	$—	$(64,530)
Futures Contracts	—	—	—	3,665,188	3,665,188
Swap Agreements	—	—	—	3,831,970	3,831,970
Total Change in Appreciation/(Depreciation)	$—	$—	$(64,530)	$7,497,158	$7,432,628

Strategic Bond Fund
Asset Derivatives
Purchased Options*,^^^	$—	$—	$—	$247,339	$247,339
Forward Contracts*	—	—	179,987	—	179,987
Futures Contracts^^	—	—	—	5,008,254	5,008,254
Swap Agreements^^,^^^	509,540	—	—	2,042,797	2,552,337
Total Value	$509,540	$—	$179,987	$7,298,390	$7,987,917
Liability Derivatives
Forward Contracts^	$—	$—	$(579,469)	$—	$(579,469)
Futures Contracts^^	—	—	—	(3,375,299)	(3,375,299)
Swap Agreements^^,^^^	(43,247)	—	—	(485,110)	(528,357)
Written Options^,^^^	—	—	—	(377,906)	(377,906)
Total Value	$(43,247)	$—	$(579,469)	$(4,238,315)	$(4,861,031)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Strategic Bond Fund (Continued)
Realized Gain (Loss)#
Purchased Options	$—	$—	$(128,139)	$(1,013,657)	$(1,141,796)
Forward Contracts	—	—	(491,440)	—	(491,440)
Futures Contracts	—	—	—	(5,187,096)	(5,187,096)
Swap Agreements	747,925	—	—	2,181,738	2,929,663
Written Options	—	—	510,787	1,153,609	1,664,396
Total Realized Gain (Loss)	$747,925	$—	$(108,792)	$(2,865,406)	$(2,226,273)
Change in Appreciation/(Depreciation)##
Purchased Options	$—	$—	$60,719	$(50,493)	$10,226
Forward Contracts	—	—	828,274	—	828,274
Futures Contracts	—	—	—	7,569,604	7,569,604
Swap Agreements	256,898	—	—	(2,576,491)	(2,319,593)
Written Options	—	—	11,985	585,020	597,005
Total Change in Appreciation/(Depreciation)	$256,898	$—	$900,978	$5,527,640	$6,685,516

S&P 500 Index Fund
Asset Derivatives
Futures Contracts^^	$—	$562,748	$—	$—	$562,748
Realized Gain( Loss)#
Futures Contracts	$—	$(279,016)	$—	$—	$(279,016)
Change in Appreciation/(Depreciation)##
Futures Contracts	$—	$2,721,640	$—	$—	$2,721,640

Mid Cap Value Fund
Asset Derivatives
Forward Contracts*,^^^	$—	$—	$521	$—	$521
Liability Derivatives
Forward Contracts^,^^^	$—	$—	$(26,684)	$—	$(26,684)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$(228,669)	$—	$(228,669)
Change in Appreciation/(Depreciation)##
Forward Contracts	$—	$—	$(25,660)	$—	$(25,660)

Small Company Value Fund
Asset Derivatives
Forward Contracts *,^^^	$—	$—	$135	$—	$135
Realized Gain (Loss)#
Forward Contracts	$—	$—	$(31,830)	$—	$(31,830)
Change in Appreciation/(Depreciation)##
Forward Contracts	$—	$—	$8,690	$—	$8,690

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
MM Select T. Rowe Price International Equity Fund
Liability Derivatives
Written Options ^	$—	$(12,147)	$—	$—	$(12,147)
Realized Gain (Loss)#
Written Options	$—	$46,893	$—	$—	$46,893
Change in Appreciation/(Depreciation)##
Written Options	$—	$5,183	$—	$—	$5,183

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts, as applicable.

^	Statements of Assets and Liabilities location: Payables for: open forward contracts, or written options outstanding, at value, as applicable.

^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps, exchange-traded purchased and written options, or forward contracts, which are not subject to a master netting agreement or similar agreement.

#

Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the period ended March 31, 2023, the average number of contracts, notional amounts, or shares/units outstanding for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Total Return Bond Fund	845	$1,679,019	$86,196,333	—	—
Strategic Bond Fund	3,758	30,682,853	183,957,933	446	1,630,699
S&P 500 Index Fund	108	—	—	—	—
Mid Cap Value Fund	—	3,305,753	—	—	—
Small Company Value Fund	—	469,629	—	—	—
MM Select T. Rowe Price International Equity Fund	—	—	—	—	143

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2023.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2023. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2023.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Total Return Bond Fund
Bank of America N.A.	$1,352	$(1,352)	$—	$—

Strategic Bond Fund
BNP Paribas SA	$14,302	$(14,302)	$—	$—
Goldman Sachs Bank USA	89,394	(89,394)	—	—
Morgan Stanley & Co. LLC	76,291	(76,291)	—	—
	$179,987	$(179,987)	$—	$—

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2023.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Total Return Bond Fund
Bank of America N.A.	$(4,733)	$1,352	$—	$(3,381)
Citibank N.A.	(8,217)	—	—	(8,217)
Goldman Sachs International	(708)	—	—	(708)
	$(13,658)	$1,352	$—	$(12,306)

Strategic Bond Fund
BNP Paribas SA	$(20,293)	$14,302	$—	$(5,991)
Goldman Sachs Bank USA	(124,510)	89,394	—	(35,116)
Morgan Stanley & Co. LLC	(434,666)	76,291	—	(358,375)
	$(579,469)	$179,987	$—	$(399,482)

MM Select T. Rowe Price International Equity Fund
Goldman Sachs International	$(5,456)	$—	$—	$(5,456)
JP Morgan Chase Bank N.A.	(6,691)	—	—	(6,691)
	$(12,147)	$—	$—	$(12,147)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2023, are discussed below.

Foreign Currency Exchange Transactions

A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of

Notes to Financial Statements (Unaudited) (Continued)

a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include

Notes to Financial Statements (Unaudited) (Continued)

bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Notes to Financial Statements (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Notes to Financial Statements (Unaudited) (Continued)

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Notes to Financial Statements (Unaudited) (Continued)

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

The Total Return Bond Fund and Strategic Bond Fund entered into certain bank loan agreements which are unfunded (“commitments”). The Total Return Bond Fund and Strategic Bond Fund are obligated to fund these commitments at the borrower’s discretion. At March 31, 2023, the Total Return Bond Fund and Strategic Bond Fund had sufficient cash and/or securities to cover these commitments.

Notes to Financial Statements (Unaudited) (Continued)

Commitment interest is marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. At March 31, 2023, the following Fund(s) had commitments:

	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund	Athenahealth Group, Inc. 2022 Delayed Draw Term Loan	$4,716	$4,380	$4,410	$30
Strategic Bond Fund	Athenahealth Group, Inc. 2022 Delayed Draw Term Loan	41,290	41,290	38,606	(2,684)

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Notes to Financial Statements (Unaudited) (Continued)

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2023, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2023, is reflected as securities lending income on the Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Notes to Financial Statements (Unaudited) (Continued)

Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

Each of the Overseas Fund and MM Select T. Rowe Price International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Notes to Financial Statements (Unaudited) (Continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

The Funds’ subadvisory fees, if applicable, are paid monthly by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Total Return Bond Fund	0.30% on the first $2 billion; and	Metropolitan West Asset Management, LLC
0.27% on any excess over $2 billion
Strategic Bond Fund	0.45% on the first $200 million; and 0.35% on any excess over $200 million	Brandywine Global Investment Management, LLC; Western Asset Management Company, LLC; and Western Asset Management Company Limited
Diversified Value Fund	0.50% on the first $400 million; and	Brandywine Global Investment Management, LLC;
	0.475% on any excess over $400 million	and T. Rowe Price Associates, Inc.
Fundamental Value Fund	0.60% on the first $1.25 billion;	Barrow, Hanley, Mewhinney & Strauss, LLC; and
	0.575% on the next $250 million; and	Boston Partners Global Investors, Inc.
0.55% on any excess over $1.5 billion
S&P 500 Index Fund	0.10% on the first $2.5 billion;	Northern Trust Investments, Inc.
0.08% on the next $2.5 billion; and
0.05% on any excess over $5 billion
Equity Opportunities Fund	0.69% on the first $1 billion; and	T. Rowe Price Associates, Inc.; and
	0.64% on any excess over $1 billion	Wellington Management Company LLP
Fundamental Growth Fund	0.65% on the first $300 million; and	Wellington Management Company LLP; and
	0.60% on any excess over $300 million	Westfield Capital Management Company, L.P.
Blue Chip Growth Fund	0.65% on the first $750 million; and	Loomis, Sayles & Company, L.P.; and
	0.60% on any excess over $750 million	T. Rowe Price Associates, Inc.
Growth Opportunities Fund	0.71% on the first $500 million; and	Jackson Square Partners, LLC; and
	0.68% on any excess over $500 million	Sands Capital Management, LLC
Mid Cap Value Fund	0.70% on the first $300 million; and	American Century Investment Management, Inc.;
	0.65% on any excess over $300 million	PanAgora Asset Management, Inc.; and Thompson, Siegel & Walmsley LLC
Small Cap Value Equity Fund	0.75% on the first $300 million; and 0.70% on any excess over $300 million	Barrow, Hanley, Mewhinney & Strauss, LLC; and Wellington Management Company LLP
Small Company Value Fund	0.85% on the first $750 million; and	AllianceBernstein L.P.; and
	0.80% on any excess over $750 million	American Century Investment Management, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee	Investment Subadviser(s)
Mid Cap Growth Fund*	0.72% on the first $2 billion; and	Frontier Capital Management Company, LLC;
	0.67% on any excess over $2 billion	and T. Rowe Price Associates, Inc.
Small Cap Growth Equity Fund	0.80% on the first $1 billion; and	Invesco Advisers, Inc.; and Wellington
	0.78% on any excess over $1 billion	Management Company LLP
Overseas Fund	0.80% on the first $750 million;	Harris Associates L.P.; and
	0.775% on the next $500 million; and	Massachusetts Financial Services Company
0.75% on any excess over $1.25 billion
MM Select T. Rowe Price International Equity Fund**	0.00%	T. Rowe Price Associates, Inc.

*	T. Rowe Price Investment Management, Inc. serves as a sub-subadviser of the Fund.
**	T. Rowe Price International Ltd, T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. each serves as a sub-subadviser of the Fund.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Total Return Bond Fund**	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%
Strategic Bond Fund*	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%
Diversified Value Fund*	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%
Fundamental Value Fund*	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%
S&P 500 Index Fund	None	0.10%	0.25%	0.35%	0.25%	0.35%	0.25%	N/A
Equity Opportunities Fund*	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%
Fundamental Growth Fund*	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%
Blue Chip Growth Fund*	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%
Growth Opportunities Fund*	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%
Mid Cap Value Fund*	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%
Small Cap Value Equity Fund*	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%
Small Company Value Fund*	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%
Mid Cap Growth Fund*	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%
Small Cap Growth Equity Fund*	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%
Overseas Fund*	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%
MM Select T. Rowe Price International Equity Fund	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A

*	Effective February 1, 2023, Class Y was added to the Fund.

**	Class Y is not currently available for purchase.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class R4 shares and Class A shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments

Notes to Financial Statements (Unaudited) (Continued)

compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Mid Cap Value Fund*,**	0.61%	0.71%	0.81%	0.91%	1.06%	1.16%	1.31%	0.71%
Small Company Value Fund*,**	0.86%	0.96%	1.06%	1.16%	1.31%	1.41%	1.56%	0.96%
Overseas Fund*,**	0.79%	0.89%	0.99%	1.09%	1.24%	1.34%	1.49%	0.89%
MM Select T. Rowe Price International Equity Fund*	0.00%	N/A	N/A	N/A	N/A	N/A	N/A	N/A

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2024.
**	Effective February 1, 2023, Class Y was added to the Fund.

MML Advisers has agreed to waive 0.03% of the investment advisory fees of the Total Return Bond Fund through January 31, 2024.

MML Advisers has agreed to waive 0.05% of the investment advisory fees of the Strategic Bond Fund through January 31, 2024.

MML Advisers has agreed to waive 0.05% of the investment advisory fees of the Fundamental Growth Fund through January 31, 2024.

MML Advisers has agreed to waive 0.02% of the investment advisory fees of the Growth Opportunities Fund through January 31, 2024.

MML Advisers has agreed to waive 0.05% of the investment advisory fees of the Mid Cap Growth Fund through January 31, 2024.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Notes to Financial Statements (Unaudited) (Continued)

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2023, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Diversified Value Fund	$1,399
Fundamental Growth Fund	216
Blue Chip Growth Fund	17,430
Growth Opportunities Fund	170
Mid Cap Value Fund	546
Small Cap Value Equity Fund	741
Small Company Value Fund	636
Mid Cap Growth Fund	39,312
Small Cap Growth Equity Fund	5,019

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2023:

Total % Ownership by Related Party
Total Return Bond Fund	85.6%
Strategic Bond Fund	94.2%
Diversified Value Fund	93.0%
Fundamental Value Fund	91.8%
S&P 500 Index Fund	94.8%
Equity Opportunities Fund	85.0%
Fundamental Growth Fund	94.8%
Blue Chip Growth Fund	92.5%
Growth Opportunities Fund	93.2%
Mid Cap Value Fund	96.8%
Small Cap Value Equity Fund	96.9%
Small Company Value Fund	93.7%
Mid Cap Growth Fund	73.3%
Small Cap Growth Equity Fund	77.5%
Overseas Fund	89.2%

Notes to Financial Statements (Unaudited) (Continued)

Total % Ownership by Related Party
MM Select T. Rowe Price International Equity Fund	100.0%

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2023, were as follows:

	Purchases		Sales
	Long- Term U.S. Government Securities	Other Long-Term Securities	Long- Term U.S. Government Securities	Other Long-Term Securities
Total Return Bond Fund	$1,843,395,567	$63,693,160	$1,851,022,671	$76,767,947
Strategic Bond Fund	419,458,592	37,697,432	389,944,988	49,207,783
Diversified Value Fund	—	67,990,891	—	80,735,120
Fundamental Value Fund	—	72,016,185	—	93,877,979
S&P 500 Index Fund	—	15,000,519	—	134,337,858
Equity Opportunities Fund	—	54,048,303	—	54,174,471
Fundamental Growth Fund	—	8,058,467	—	9,678,903
Blue Chip Growth Fund	—	265,965,684	—	826,161,828
Growth Opportunities Fund	—	40,776,574	—	55,764,998
Mid Cap Value Fund	—	40,932,966	—	43,030,900
Small Cap Value Equity Fund	—	11,980,971	—	14,258,681
Small Company Value Fund	—	43,230,368	—	44,102,370
Mid Cap Growth Fund	—	741,051,412	—	1,297,988,399
Small Cap Growth Equity Fund	—	352,473,837	—	181,591,866
Overseas Fund	—	35,882,029	—	66,698,540
MM Select T. Rowe Price International Equity Fund	—	174,101,143	—	225,503,661

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/Losses
Blue Chip Growth Fund	$4,527,161	$—	$—
Mid Cap Value Fund	—	1,031	93
Mid Cap Growth Fund	—	3,333,285	(6,396,662)
Small Cap Growth Equity Fund	—	184,407	(265,560)

Notes to Financial Statements (Unaudited) (Continued)

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Total Return Bond Fund Class I
Sold	11,800,151	$100,498,084	19,268,431	$180,631,888
Issued as reinvestment of dividends	1,804,645	15,429,719	1,213,926	12,175,679
Redeemed	(11,229,168)	(95,591,458)	(21,180,830)	(200,785,705)
Net increase (decrease)	2,375,628	$20,336,345	(698,473)	$(7,978,138)
Total Return Bond Fund Class R5
Sold	225,305	$1,906,678	378,114	$3,440,340
Issued as reinvestment of dividends	78,969	675,186	62,806	629,319
Redeemed	(180,243)	(1,533,489)	(1,286,666)	(12,380,678)
Net increase (decrease)	124,031	$1,048,375	(845,746)	$(8,311,019)
Total Return Bond Fund Service Class
Sold	408,266	$3,488,741	609,708	$5,754,384
Issued as reinvestment of dividends	143,881	1,235,936	101,251	1,020,606
Redeemed	(653,501)	(5,611,759)	(1,764,330)	(17,226,101)
Net increase (decrease)	(101,354)	$(887,082)	(1,053,371)	$(10,451,111)
Total Return Bond Fund Administrative Class
Sold	232,190	$1,972,562	486,547	$4,764,503
Issued as reinvestment of dividends	26,233	224,296	27,027	271,077
Redeemed	(100,235)	(856,270)	(1,321,362)	(12,658,648)
Net increase (decrease)	158,188	$1,340,588	(807,788)	$(7,623,068)
Total Return Bond Fund Class R4
Sold	502,368	$4,321,166	687,484	$6,518,995
Issued as reinvestment of dividends	133,293	1,150,319	102,618	1,037,468
Redeemed	(599,733)	(5,155,789)	(2,280,633)	(21,868,114)
Net increase (decrease)	35,928	$315,696	(1,490,531)	$(14,311,651)
Total Return Bond Fund Class A
Sold	117,473	$989,236	371,616	$3,438,059
Issued as reinvestment of dividends	29,163	248,471	15,120	151,047
Redeemed	(107,197)	(903,658)	(203,610)	(1,898,829)
Net increase (decrease)	39,439	$334,049	183,126	$1,690,277
Total Return Bond Fund Class R3
Sold	177,942	$1,504,275	521,332	$4,807,515
Issued as reinvestment of dividends	33,530	287,015	23,412	234,819
Redeemed	(518,025)	(4,354,058)	(643,656)	(6,041,703)
Net increase (decrease)	(306,553)	$(2,562,768)	(98,912)	$(999,369)
Strategic Bond Fund Class I
Sold	7,115,728	$61,226,905	8,671,159	$83,748,590
Issued as reinvestment of dividends	550,698	4,851,653	1,975,931	20,292,814
Redeemed	(3,565,937)	(31,051,989)	(16,636,543)	(166,221,430)
Net increase (decrease)	4,100,489	$35,026,569	(5,989,453)	$(62,180,026)
Strategic Bond Fund Class R5
Sold	483,947	$4,205,862	750,285	$7,330,910
Issued as reinvestment of dividends	95,079	838,593	442,257	4,546,406
Redeemed	(466,940)	(4,048,729)	(2,525,557)	(25,279,391)
Net increase (decrease)	112,086	$995,726	(1,333,015)	$(13,402,075)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Strategic Bond Fund Service Class
Sold	369,472	$3,265,238	1,963,475	$21,120,432
Issued as reinvestment of dividends	50,608	446,361	254,816	2,619,511
Redeemed	(3,204,599)	(27,876,672)	(999,065)	(9,859,838)
Net increase (decrease)	(2,784,519)	$(24,165,073)	1,219,226	$13,880,105
Strategic Bond Fund Administrative Class
Sold	201,168	$1,748,357	300,891	$2,938,333
Issued as reinvestment of dividends	30,201	266,073	186,209	1,912,369
Redeemed	(329,553)	(2,895,304)	(2,794,950)	(28,772,119)
Net increase (decrease)	(98,184)	$(880,874)	(2,307,850)	$(23,921,417)
Strategic Bond Fund Class R4
Sold	145,117	$1,251,132	296,853	$2,867,133
Issued as reinvestment of dividends	24,711	216,472	160,353	1,635,600
Redeemed	(259,930)	(2,254,033)	(2,078,364)	(20,917,479)
Net increase (decrease)	(90,102)	$(786,429)	(1,621,158)	$(16,414,746)
Strategic Bond Fund Class A
Sold	169,584	$1,468,571	140,027	$1,346,776
Issued as reinvestment of dividends	15,857	139,861	106,519	1,093,950
Redeemed	(517,969)	(4,473,579)	(1,344,105)	(13,794,021)
Net increase (decrease)	(332,528)	$(2,865,147)	(1,097,559)	$(11,353,295)
Strategic Bond Fund Class R3
Sold	46,713	$400,784	168,015	$1,599,808
Issued as reinvestment of dividends	5,107	44,429	39,151	396,988
Redeemed	(123,573)	(1,065,676)	(656,488)	(6,671,990)
Net increase (decrease)	(71,753)	$(620,463)	(449,322)	$(4,675,194)
Strategic Bond Fund Class Y(a)
Sold	11,136	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	11,136	$100,000
Diversified Value Fund Class I
Sold	1,319,616	$15,073,717	3,280,888	$42,214,632
Issued as reinvestment of dividends	2,025,385	22,785,580	2,269,879	28,645,872
Redeemed	(1,626,901)	(18,877,685)	(7,093,566)	(86,654,446)
Net increase (decrease)	1,718,100	$18,981,612	(1,542,799)	$(15,793,942)
Diversified Value Fund Class R5
Sold	146,791	$1,705,844	529,104	$6,772,798
Issued as reinvestment of dividends	544,841	6,151,253	670,394	8,493,887
Redeemed	(577,629)	(6,752,553)	(1,973,294)	(25,615,700)
Net increase (decrease)	114,003	$1,104,544	(773,796)	$(10,349,015)
Diversified Value Fund Service Class
Sold	94,309	$1,065,372	119,767	$1,525,851
Issued as reinvestment of dividends	121,859	1,377,003	148,207	1,877,787
Redeemed	(274,920)	(3,330,590)	(291,952)	(3,716,380)
Net increase (decrease)	(58,752)	$(888,215)	(23,978)	$(312,742)
Diversified Value Fund Administrative Class
Sold	116,058	$1,357,875	197,859	$2,566,448
Issued as reinvestment of dividends	183,940	2,100,599	189,400	2,424,318
Redeemed	(274,147)	(3,191,449)	(437,980)	(5,708,549)
Net increase (decrease)	25,851	$267,025	(50,721)	$(717,783)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Diversified Value Fund Class R4
Sold	44,573	$503,373	102,763	$1,297,321
Issued as reinvestment of dividends	107,049	1,182,896	123,743	1,536,882
Redeemed	(62,595)	(708,569)	(348,040)	(4,308,864)
Net increase (decrease)	89,027	$977,700	(121,534)	$(1,474,661)
Diversified Value Fund Class A
Sold	165,218	$1,902,270	157,190	$2,007,522
Issued as reinvestment of dividends	248,386	2,804,278	247,566	3,136,659
Redeemed	(268,103)	(2,996,593)	(391,831)	(5,041,824)
Net increase (decrease)	145,501	$1,709,955	12,925	$102,357
Diversified Value Fund Class R3
Sold	5,511	$61,645	61,871	$732,416
Issued as reinvestment of dividends	16,484	184,452	10,368	130,528
Redeemed	(19,498)	(215,152)	(23,859)	(303,118)
Net increase (decrease)	2,497	$30,945	48,380	$559,826
Diversified Value Fund Class Y(a)
Sold	8,576	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	8,576	$100,000
Fundamental Value Fund Class I
Sold	1,869,757	$16,301,965	4,154,703	$41,232,959
Issued as reinvestment of dividends	5,403,981	45,555,563	4,341,734	42,679,244
Redeemed	(3,271,861)	(29,247,152)	(9,716,082)	(93,982,026)
Net increase (decrease)	4,001,877	$32,610,376	(1,219,645)	$(10,069,823)
Fundamental Value Fund Class R5
Sold	253,251	$2,252,388	598,274	$6,029,023
Issued as reinvestment of dividends	1,353,695	11,547,016	1,353,266	13,424,402
Redeemed	(1,041,271)	(9,156,208)	(4,483,140)	(43,811,168)
Net increase (decrease)	565,675	$4,643,196	(2,531,600)	$(24,357,743)
Fundamental Value Fund Service Class
Sold	253,382	$2,172,841	660,330	$6,723,705
Issued as reinvestment of dividends	503,761	4,261,821	371,015	3,658,211
Redeemed	(580,190)	(5,009,318)	(810,851)	(8,123,158)
Net increase (decrease)	176,953	$1,425,344	220,494	$2,258,758
Fundamental Value Fund Administrative Class
Sold	111,290	$991,340	197,766	$2,026,958
Issued as reinvestment of dividends	437,136	3,755,000	555,561	5,544,501
Redeemed	(461,216)	(4,111,719)	(2,451,430)	(24,385,138)
Net increase (decrease)	87,210	$634,621	(1,698,103)	$(16,813,679)
Fundamental Value Fund Class R4
Sold	15,141	$123,393	227,033	$2,098,750
Issued as reinvestment of dividends	76,465	625,482	119,651	1,143,866
Redeemed	(38,004)	(351,342)	(787,028)	(7,459,941)
Net increase (decrease)	53,602	$397,533	(440,344)	$(4,217,325)
Fundamental Value Fund Class A
Sold	272,160	$2,298,762	276,458	$2,756,626
Issued as reinvestment of dividends	438,672	3,689,229	380,538	3,733,076
Redeemed	(322,764)	(2,748,478)	(1,199,674)	(12,060,192)
Net increase (decrease)	388,068	$3,239,513	(542,678)	$(5,570,490)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Fundamental Value Fund Class R3
Sold	8,527	$71,840	36,870	$351,938
Issued as reinvestment of dividends	23,101	187,815	19,872	189,182
Redeemed	(35,508)	(319,644)	(62,987)	(617,005)
Net increase (decrease)	(3,880)	$(59,989)	(6,245)	$(75,885)
Fundamental Value Fund Class Y(a)
Sold	11,377	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	11,377	$100,000
S&P 500 Index Fund Class I
Sold	5,176,530	$77,142,524	12,415,578	$241,988,303
Issued as reinvestment of dividends	17,302,648	233,931,800	8,976,077	184,009,587
Redeemed	(8,677,595)	(132,703,288)	(34,517,227)	(681,286,807)
Net increase (decrease)	13,801,583	$178,371,036	(13,125,572)	$(255,288,917)
S&P 500 Index Fund Class R5
Sold	1,413,323	$20,804,938	2,177,188	$43,135,931
Issued as reinvestment of dividends	5,906,516	80,505,814	2,943,930	60,703,846
Redeemed	(2,537,139)	(35,821,528)	(8,254,438)	(156,352,532)
Net increase (decrease)	4,782,700	$65,489,224	(3,133,320)	$(52,512,755)
S&P 500 Index Fund Service Class
Sold	1,108,413	$16,217,621	1,764,830	$35,213,022
Issued as reinvestment of dividends	4,650,671	63,714,193	2,214,870	45,847,810
Redeemed	(1,529,660)	(22,727,958)	(5,944,281)	(114,741,532)
Net increase (decrease)	4,229,424	$57,203,856	(1,964,581)	$(33,680,700)
S&P 500 Index Fund Administrative Class
Sold	1,201,337	$16,918,439	1,481,165	$28,550,360
Issued as reinvestment of dividends	4,310,089	56,936,277	2,159,450	43,469,722
Redeemed	(2,644,631)	(36,485,536)	(7,419,879)	(146,053,042)
Net increase (decrease)	2,866,795	$37,369,180	(3,779,264)	$(74,032,960)
S&P 500 Index Fund Class R4
Sold	1,915,755	$26,487,236	2,805,251	$52,122,826
Issued as reinvestment of dividends	6,972,126	89,870,702	3,028,215	59,837,538
Redeemed	(3,173,352)	(44,019,710)	(7,958,794)	(153,817,832)
Net increase (decrease)	5,714,529	$72,338,228	(2,125,328)	$(41,857,468)
S&P 500 Index Fund Class A
Sold	252,094	$3,649,733	420,533	$7,396,269
Issued as reinvestment of dividends	381,675	4,858,726	147,358	2,886,746
Redeemed	(251,129)	(3,814,699)	(618,869)	(12,236,711)
Net increase (decrease)	382,640	$4,693,760	(50,978)	$(1,953,696)
S&P 500 Index Fund Class R3
Sold	1,891,003	$24,590,579	2,786,022	$50,256,371
Issued as reinvestment of dividends	4,863,693	59,191,148	1,929,310	36,541,127
Redeemed	(2,355,151)	(31,267,002)	(3,837,904)	(69,036,604)
Net increase (decrease)	4,399,545	$52,514,725	877,428	$17,760,894
Equity Opportunities Fund Class I
Sold	2,216,907	$37,685,070	2,195,204	$42,163,425
Issued as reinvestment of dividends	3,564,137	58,808,263	2,666,804	51,816,002
Redeemed	(1,855,449)	(31,217,027)	(5,006,569)	(95,771,081)
Net increase (decrease)	3,925,595	$65,276,306	(144,561)	$(1,791,654)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Equity Opportunities Fund Class R5
Sold	255,133	$4,308,308	1,027,695	$19,913,069
Issued as reinvestment of dividends	811,851	13,501,084	978,951	19,138,493
Redeemed	(377,141)	(6,479,255)	(5,111,865)	(97,154,414)
Net increase (decrease)	689,843	$11,330,137	(3,105,219)	$(58,102,852)
Equity Opportunities Fund Service Class
Sold	120,409	$1,948,737	147,025	$2,787,131
Issued as reinvestment of dividends	354,231	5,696,040	290,928	5,530,550
Redeemed	(241,638)	(3,908,883)	(681,168)	(12,564,987)
Net increase (decrease)	233,002	$3,735,894	(243,215)	$(4,247,306)
Equity Opportunities Fund Administrative Class
Sold	95,391	$1,538,267	130,689	$2,377,512
Issued as reinvestment of dividends	360,762	5,667,568	340,670	6,343,270
Redeemed	(165,951)	(2,655,147)	(998,655)	(18,063,262)
Net increase (decrease)	290,202	$4,550,688	(527,296)	$(9,342,480)
Equity Opportunities Fund Class R4
Sold	22,047	$316,367	69,873	$1,187,174
Issued as reinvestment of dividends	82,893	1,162,989	65,235	1,104,425
Redeemed	(15,240)	(224,477)	(185,953)	(3,141,405)
Net increase (decrease)	89,700	$1,254,879	(50,845)	$(849,806)
Equity Opportunities Fund Class A
Sold	120,340	$1,755,151	111,063	$1,913,973
Issued as reinvestment of dividends	453,903	6,567,973	367,584	6,384,936
Redeemed	(269,496)	(4,054,502)	(832,793)	(14,474,766)
Net increase (decrease)	304,747	$4,268,622	(354,146)	$(6,175,857)
Equity Opportunities Fund Class R3
Sold	143,436	$1,851,697	162,725	$2,434,201
Issued as reinvestment of dividends	71,445	895,204	29,567	456,521
Redeemed	(46,921)	(608,890)	(82,307)	(1,240,187)
Net increase (decrease)	167,960	$2,138,011	109,985	$1,650,535
Equity Opportunities Fund Class Y(a)
Sold	5,963	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	5,963	$100,000
Fundamental Growth Fund Class I
Sold	38,824	$127,796	759,136	$3,067,412
Issued as reinvestment of dividends	1,195	3,932	741,150	3,135,065
Redeemed	(223,660)	(787,406)	(2,786,328)	(10,380,409)
Net increase (decrease)	(183,641)	$(655,678)	(1,286,042)	$(4,177,932)
Fundamental Growth Fund Class R5
Sold	127,244	$423,312	114,385	$480,384
Issued as reinvestment of dividends	179	591	669,002	2,856,640
Redeemed	(122,124)	(399,349)	(881,784)	(3,471,140)
Net increase (decrease)	5,299	$24,554	(98,397)	$(134,116)
Fundamental Growth Fund Service Class
Sold	68,239	$206,406	142,141	$531,470
Issued as reinvestment of dividends	—	—	457,949	1,799,739
Redeemed	(151,982)	(477,083)	(209,547)	(937,098)
Net increase (decrease)	(83,743)	$(270,677)	390,543	$1,394,111

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Fundamental Growth Fund Administrative Class
Sold	38,082	$105,822	103,196	$343,927
Issued as reinvestment of dividends	—	—	662,161	2,350,670
Redeemed	(52,863)	(144,893)	(386,854)	(1,481,843)
Net increase (decrease)	(14,781)	$(39,071)	378,503	$1,212,754
Fundamental Growth Fund Class R4
Sold	29,923	$61,845	151,138	$336,164
Issued as reinvestment of dividends	—	—	199,206	539,848
Redeemed	(25,260)	(53,246)	(78,108)	(284,532)
Net increase (decrease)	4,663	$8,599	272,236	$591,480
Fundamental Growth Fund Class A
Sold	111,992	$243,951	212,935	$564,827
Issued as reinvestment of dividends	—	—	1,515,834	4,304,968
Redeemed	(332,288)	(722,226)	(868,878)	(2,789,699)
Net increase (decrease)	(220,296)	$(478,275)	859,891	$2,080,096
Fundamental Growth Fund Class R3
Sold	78,382	$109,826	298,513	$505,343
Issued as reinvestment of dividends	—	—	397,548	735,465
Redeemed	(48,706)	(66,969)	(267,063)	(463,415)
Net increase (decrease)	29,676	$42,857	428,998	$777,393
Fundamental Growth Fund Class Y(a)
Sold	28,329	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	28,329	$100,000
Blue Chip Growth Fund Class I
Sold	5,688,901	$103,599,179	9,673,480	$241,938,987
Issued as reinvestment of dividends	14,464,485	249,657,008	17,779,562	505,650,751
Redeemed	(29,554,243)	(551,546,150)	(17,057,755)	(437,365,948)
Net increase (decrease)	(9,400,857)	$(198,289,963)	10,395,287	$310,223,790
Blue Chip Growth Fund Class R5
Sold	849,065	$15,048,744	1,236,217	$30,016,798
Issued as reinvestment of dividends	2,972,739	51,101,376	3,858,828	109,320,598
Redeemed	(4,200,911)	(77,144,875)	(5,586,636)	(149,357,985)
Net increase (decrease)	(379,107)	$(10,994,755)	(491,591)	$(10,020,589)
Blue Chip Growth Fund Service Class
Sold	360,508	$6,481,878	772,920	$17,294,659
Issued as reinvestment of dividends	1,135,706	19,204,794	1,390,201	38,828,325
Redeemed	(912,406)	(16,331,429)	(1,829,132)	(43,031,432)
Net increase (decrease)	583,808	$9,355,243	333,989	$13,091,552
Blue Chip Growth Fund Administrative Class
Sold	486,277	$8,540,046	569,232	$12,944,622
Issued as reinvestment of dividends	1,663,182	27,375,979	2,315,836	63,222,321
Redeemed	(1,728,609)	(30,038,592)	(4,007,587)	(103,667,274)
Net increase (decrease)	420,850	$5,877,433	(1,122,519)	$(27,500,331)
Blue Chip Growth Fund Class R4
Sold	168,834	$2,726,153	410,114	$9,072,831
Issued as reinvestment of dividends	537,238	8,144,531	983,162	25,050,959
Redeemed	(476,195)	(7,788,180)	(2,660,512)	(54,093,475)
Net increase (decrease)	229,877	$3,082,504	(1,267,236)	$(19,969,685)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Class A
Sold	247,581	$3,894,301	423,196	$8,776,808
Issued as reinvestment of dividends	891,614	13,499,036	1,109,963	28,270,753
Redeemed	(828,183)	(13,406,184)	(1,357,136)	(30,693,573)
Net increase (decrease)	311,012	$3,987,153	176,023	$6,353,988
Blue Chip Growth Fund Class R3
Sold	201,887	$2,831,538	286,428	$5,575,165
Issued as reinvestment of dividends	431,341	5,728,211	501,154	11,466,411
Redeemed	(485,875)	(6,766,309)	(731,417)	(15,944,052)
Net increase (decrease)	147,353	$1,793,440	56,165	$1,097,524
Blue Chip Growth Fund Class Y(a)
Sold	5,432	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	5,432	$100,000
Growth Opportunities Fund Class I
Sold	2,948,553	$13,545,069	6,817,009	$44,270,684
Issued as reinvestment of dividends	3,898,307	17,269,501	7,852,454	63,212,251
Redeemed	(3,022,212)	(13,834,524)	(9,466,676)	(66,160,773)
Net increase (decrease)	3,824,648	$16,980,046	5,202,787	$41,322,162
Growth Opportunities Fund Class R5
Sold	557,079	$2,452,245	931,257	$5,867,268
Issued as reinvestment of dividends	926,694	3,938,449	2,168,280	16,825,851
Redeemed	(2,374,609)	(10,596,959)	(2,968,007)	(21,142,198)
Net increase (decrease)	(890,836)	$(4,206,265)	131,530	$1,550,921
Growth Opportunities Fund Service Class
Sold	143,695	$574,052	618,173	$4,088,158
Issued as reinvestment of dividends	497,546	1,905,602	994,425	7,030,586
Redeemed	(1,280,404)	(4,807,584)	(959,196)	(6,557,350)
Net increase (decrease)	(639,163)	$(2,327,930)	653,402	$4,561,394
Growth Opportunities Fund Administrative Class
Sold	455,350	$1,549,918	1,065,357	$5,048,692
Issued as reinvestment of dividends	983,416	3,245,273	2,172,175	13,489,206
Redeemed	(581,826)	(2,024,253)	(2,368,525)	(13,796,123)
Net increase (decrease)	856,940	$2,770,938	869,007	$4,741,775
Growth Opportunities Fund Class R4
Sold	4,135	$10,560	29,591	$127,103
Issued as reinvestment of dividends	50,465	121,116	183,946	871,903
Redeemed	(1,804)	(4,722)	(325,831)	(1,235,429)
Net increase (decrease)	52,796	$126,954	(112,294)	$(236,423)
Growth Opportunities Fund Class A
Sold	468,726	$1,126,600	396,938	$1,438,351
Issued as reinvestment of dividends	1,195,809	2,750,360	2,635,032	12,094,799
Redeemed	(374,281)	(933,439)	(2,707,665)	(10,463,439)
Net increase (decrease)	1,290,254	$2,943,521	324,305	$3,069,711
Growth Opportunities Fund Class R3
Sold	46,943	$65,937	128,656	$301,790
Issued as reinvestment of dividends	329,396	434,802	380,771	1,142,314
Redeemed	(42,240)	(55,840)	(133,099)	(277,795)
Net increase (decrease)	334,099	$444,899	376,328	$1,166,309

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Growth Opportunities Fund Class Y(a)
Sold	21,739	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	21,739	$100,000
Mid Cap Value Fund Class I
Sold	902,811	$10,131,721	1,257,943	$15,822,348
Issued as reinvestment of dividends	835,312	9,180,076	2,209,404	26,888,446
Redeemed	(948,720)	(10,702,193)	(1,823,408)	(23,252,190)
Net increase (decrease)	789,403	$8,609,604	1,643,939	$19,458,604
Mid Cap Value Fund Class R5
Sold	6,580	$75,213	31,538	$403,759
Issued as reinvestment of dividends	6,634	74,164	18,803	232,404
Redeemed	(9,099)	(103,563)	(42,869)	(533,359)
Net increase (decrease)	4,115	$45,814	7,472	$102,804
Mid Cap Value Fund Service Class
Sold	—	$—	504	$6,628
Issued as reinvestment of dividends	28	300	8,620	105,510
Redeemed	(1)	(8)	(38,303)	(470,425)
Net increase (decrease)	27	$292	(29,179)	$(358,287)
Mid Cap Value Fund Administrative Class
Sold	7,511	$89,270	11,380	$145,965
Issued as reinvestment of dividends	6,000	68,402	14,968	188,296
Redeemed	(4,576)	(53,204)	(21,782)	(316,412)
Net increase (decrease)	8,935	$104,468	4,566	$17,849
Mid Cap Value Fund Class R4
Sold	5,964	$68,237	7,390	$90,949
Issued as reinvestment of dividends	1,336	14,620	1,257	15,233
Redeemed	(974)	(10,959)	(2,759)	(34,110)
Net increase (decrease)	6,326	$71,898	5,888	$72,072
Mid Cap Value Fund Class A
Sold	12,298	$137,714	25,694	$318,289
Issued as reinvestment of dividends	11,066	123,386	28,037	345,700
Redeemed	(7,590)	(84,048)	(25,277)	(330,544)
Net increase (decrease)	15,774	$177,052	28,454	$333,445
Mid Cap Value Fund Class R3
Sold	2,739	$30,146	1,287	$15,692
Issued as reinvestment of dividends	995	10,875	2,760	33,429
Redeemed	(477)	(5,246)	(2,251)	(28,504)
Net increase (decrease)	3,257	$35,775	1,796	$20,617
Mid Cap Value Fund Class Y(a)
Sold	8,467	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	8,467	$100,000
Small Cap Value Equity Fund Class I
Sold	832,056	$7,511,633	1,167,883	$12,820,652
Issued as reinvestment of dividends	548,337	4,748,599	879,846	9,194,395
Redeemed	(813,135)	(7,656,789)	(1,217,492)	(13,122,094)
Net increase (decrease)	567,258	$4,603,443	830,237	$8,892,953

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Small Cap Value Equity Fund Class R5
Sold	62,165	$571,271	120,937	$1,244,751
Issued as reinvestment of dividends	124,599	1,080,269	218,099	2,283,497
Redeemed	(36,614)	(339,014)	(433,913)	(4,808,986)
Net increase (decrease)	150,150	$1,312,526	(94,877)	$(1,280,738)
Small Cap Value Equity Fund Service Class
Sold	12,390	$116,179	28,655	$318,523
Issued as reinvestment of dividends	40,329	351,667	66,630	701,615
Redeemed	(52,631)	(486,127)	(84,191)	(922,424)
Net increase (decrease)	88	$(18,281)	11,094	$97,714
Small Cap Value Equity Fund Administrative Class
Sold	9,528	$85,731	21,006	$225,176
Issued as reinvestment of dividends	41,016	351,094	59,543	618,051
Redeemed	(20,328)	(190,126)	(22,610)	(241,800)
Net increase (decrease)	30,216	$246,699	57,939	$601,427
Small Cap Value Equity Fund Class R4
Sold	18,066	$152,973	23,940	$233,301
Issued as reinvestment of dividends	24,766	203,327	35,292	353,982
Redeemed	(16,141)	(135,440)	(33,450)	(345,326)
Net increase (decrease)	26,691	$220,860	25,782	$241,957
Small Cap Value Equity Fund Class A
Sold	24,461	$214,684	46,544	$461,230
Issued as reinvestment of dividends	92,455	765,530	141,955	1,433,744
Redeemed	(63,556)	(547,792)	(148,716)	(1,645,084)
Net increase (decrease)	53,360	$432,422	39,783	$249,890
Small Cap Value Equity Fund Class R3
Sold	6,625	$56,745	22,511	$225,025
Issued as reinvestment of dividends	12,872	103,236	18,019	177,490
Redeemed	(16,025)	(133,387)	(19,924)	(191,725)
Net increase (decrease)	3,472	$26,594	20,606	$210,790
Small Cap Value Equity Fund Class Y(a)
Sold	10,661	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	10,661	$100,000
Small Company Value Fund Class I
Sold	784,101	$7,176,975	2,118,392	$24,273,570
Issued as reinvestment of dividends	2,136,260	18,670,911	2,185,835	24,481,352
Redeemed	(1,020,170)	(9,303,564)	(3,510,738)	(39,082,053)
Net increase (decrease)	1,900,191	$16,544,322	793,489	$9,672,869
Small Company Value Fund Class R5
Sold	242,703	$2,222,270	588,489	$6,674,727
Issued as reinvestment of dividends	556,882	4,917,264	774,949	8,756,926
Redeemed	(287,771)	(2,615,321)	(2,546,690)	(27,751,474)
Net increase (decrease)	511,814	$4,524,213	(1,183,252)	$(12,319,821)
Small Company Value Fund Service Class
Sold	42,268	$379,980	146,974	$1,680,344
Issued as reinvestment of dividends	113,485	994,131	111,423	1,250,165
Redeemed	(86,791)	(777,223)	(135,183)	(1,466,448)
Net increase (decrease)	68,962	$596,888	123,214	$1,464,061

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Small Company Value Fund Administrative Class
Sold	42,279	$385,500	98,759	$1,121,612
Issued as reinvestment of dividends	155,856	1,323,216	192,067	2,095,447
Redeemed	(97,511)	(852,131)	(401,496)	(4,327,674)
Net increase (decrease)	100,624	$856,585	(110,670)	$(1,110,615)
Small Company Value Fund Class R4
Sold	6,576	$56,899	7,196	$73,173
Issued as reinvestment of dividends	11,500	89,815	9,904	100,625
Redeemed	(9,487)	(75,560)	(5,716)	(56,710)
Net increase (decrease)	8,589	$71,154	11,384	$117,088
Small Company Value Fund Class A
Sold	46,240	$387,359	198,112	$2,088,446
Issued as reinvestment of dividends	188,368	1,503,179	191,789	1,983,094
Redeemed	(109,012)	(918,735)	(283,124)	(2,887,883)
Net increase (decrease)	125,596	$971,803	106,777	$1,183,657
Small Company Value Fund Class R3
Sold	11,006	$78,271	16,157	$149,603
Issued as reinvestment of dividends	7,821	54,513	6,198	57,144
Redeemed	(8,939)	(64,103)	(10,084)	(91,923)
Net increase (decrease)	9,888	$68,681	12,271	$114,824
Small Company Value Fund Class Y(a)
Sold	10,428	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	10,428	$100,000
Mid Cap Growth Fund Class I
Sold	8,807,626	$165,012,179	20,610,345	$476,359,783
Issued as reinvestment of dividends	28,392,668	517,314,416	46,250,992	1,175,700,217
Redeemed	(33,521,037)	(633,862,055)	(69,265,310)	(1,657,390,556)
Net increase (decrease)	3,679,257	$48,464,540	(2,403,973)	$(5,330,556)
Mid Cap Growth Fund Class R5
Sold	3,399,058	$61,555,077	8,992,426	$210,964,292
Issued as reinvestment of dividends	6,524,678	116,400,253	11,851,698	296,055,421
Redeemed	(5,716,137)	(106,669,681)	(29,181,230)	(709,337,786)
Net increase (decrease)	4,207,599	$71,285,649	(8,337,106)	$(202,318,073)
Mid Cap Growth Fund Service Class
Sold	349,578	$6,119,135	714,735	$16,317,851
Issued as reinvestment of dividends	1,375,844	23,403,104	2,525,623	60,589,689
Redeemed	(1,430,514)	(24,872,888)	(5,095,676)	(118,540,039)
Net increase (decrease)	294,908	$4,649,351	(1,855,318)	$(41,632,499)
Mid Cap Growth Fund Administrative Class
Sold	336,099	$5,480,109	441,681	$8,788,650
Issued as reinvestment of dividends	1,381,969	21,586,358	2,158,971	48,166,646
Redeemed	(1,489,931)	(23,595,407)	(2,971,122)	(64,274,048)
Net increase (decrease)	228,137	$3,471,060	(370,470)	$(7,318,752)
Mid Cap Growth Fund Class R4
Sold	177,336	$2,511,891	615,731	$11,433,813
Issued as reinvestment of dividends	759,127	10,255,803	1,343,771	26,566,357
Redeemed	(1,337,862)	(18,823,321)	(3,875,215)	(83,705,841)
Net increase (decrease)	(401,399)	$(6,055,627)	(1,915,713)	$(45,705,671)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Mid Cap Growth Fund Class A
Sold	221,486	$3,053,884	229,031	$4,280,448
Issued as reinvestment of dividends	1,183,049	15,687,234	1,836,269	35,770,513
Redeemed	(790,880)	(11,118,588)	(2,458,058)	(47,889,370)
Net increase (decrease)	613,655	$7,622,530	(392,758)	$(7,838,409)
Mid Cap Growth Fund Class R3
Sold	136,663	$1,591,420	268,929	$4,468,724
Issued as reinvestment of dividends	360,851	4,034,311	466,005	7,898,792
Redeemed	(255,529)	(3,039,260)	(552,097)	(9,249,914)
Net increase (decrease)	241,985	$2,586,471	182,837	$3,117,602
Mid Cap Growth Fund Class Y(a)
Sold	5,308	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	5,308	$100,000
Small Cap Growth Equity Fund Class I
Sold	15,371,570	$203,123,518	8,410,974	$128,433,942
Issued as reinvestment of dividends	12,859	167,678	6,689,062	106,891,206
Redeemed	(3,908,386)	(50,464,859)	(7,633,386)	(112,135,241)
Net increase (decrease)	11,476,043	$152,826,337	7,466,650	$123,189,907
Small Cap Growth Equity Fund Class R5
Sold	2,063,225	$26,116,185	1,375,497	$18,571,896
Issued as reinvestment of dividends	—	—	2,133,325	33,194,542
Redeemed	(869,179)	(10,971,461)	(3,555,151)	(53,158,153)
Net increase (decrease)	1,194,046	$15,144,724	(46,329)	$(1,391,715)
Small Cap Growth Equity Fund Service Class
Sold	101,401	$1,147,309	157,740	$2,016,421
Issued as reinvestment of dividends	—	—	542,363	7,598,507
Redeemed	(152,165)	(1,758,200)	(907,393)	(13,450,707)
Net increase (decrease)	(50,764)	$(610,891)	(207,290)	$(3,835,779)
Small Cap Growth Equity Fund Administrative Class
Sold	90,341	$910,095	146,697	$1,698,408
Issued as reinvestment of dividends	—	—	606,248	7,499,285
Redeemed	(319,636)	(3,145,705)	(487,977)	(5,701,747)
Net increase (decrease)	(229,295)	$(2,235,610)	264,968	$3,495,946
Small Cap Growth Equity Fund Class R4
Sold	71,900	$564,573	269,555	$2,345,814
Issued as reinvestment of dividends	—	—	532,192	5,183,552
Redeemed	(124,102)	(965,144)	(350,548)	(3,268,106)
Net increase (decrease)	(52,202)	$(400,571)	451,199	$4,261,260
Small Cap Growth Equity Fund Class A
Sold	79,575	$619,926	135,438	$1,176,763
Issued as reinvestment of dividends	—	—	976,336	9,343,532
Redeemed	(198,172)	(1,508,591)	(695,452)	(6,699,463)
Net increase (decrease)	(118,597)	$(888,665)	416,322	$3,820,832
Small Cap Growth Equity Fund Class R3
Sold	66,481	$382,255	103,693	$748,306
Issued as reinvestment of dividends	—	—	275,707	1,924,436
Redeemed	(78,532)	(443,311)	(134,122)	(857,421)
Net increase (decrease)	(12,051)	$(61,056)	245,278	$1,815,321

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund Class Y(a)
Sold	7,485	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	7,485	$100,000
Overseas Fund Class I
Sold	4,437,691	$35,485,967	9,543,684	$84,880,892
Issued as reinvestment of dividends	3,088,244	23,964,770	3,877,276	36,679,034
Redeemed	(6,896,407)	(54,245,721)	(17,598,167)	(154,046,481)
Net increase (decrease)	629,528	$5,205,016	(4,177,207)	$(32,486,555)
Overseas Fund Class R5
Sold	1,065,132	$8,543,134	2,624,329	$22,012,321
Issued as reinvestment of dividends	1,146,191	8,940,287	1,528,040	14,531,662
Redeemed	(1,509,532)	(11,966,707)	(7,259,037)	(65,077,294)
Net increase (decrease)	701,791	$5,516,714	(3,106,668)	$(28,533,311)
Overseas Fund Service Class
Sold	152,863	$1,198,137	661,295	$6,299,812
Issued as reinvestment of dividends	408,781	3,168,050	456,597	4,314,842
Redeemed	(1,673,061)	(13,717,948)	(1,168,642)	(10,309,219)
Net increase (decrease)	(1,111,417)	$(9,351,761)	(50,750)	$305,435
Overseas Fund Administrative Class
Sold	97,461	$774,872	155,540	$1,373,856
Issued as reinvestment of dividends	172,805	1,354,790	191,576	1,831,463
Redeemed	(232,909)	(1,850,398)	(324,641)	(3,045,963)
Net increase (decrease)	37,357	$279,264	22,475	$159,356
Overseas Fund Class R4
Sold	151,921	$1,147,778	494,669	$4,073,590
Issued as reinvestment of dividends	229,516	1,698,415	221,488	2,008,900
Redeemed	(278,450)	(2,088,933)	(419,701)	(3,489,896)
Net increase (decrease)	102,987	$757,260	296,456	$2,592,594
Overseas Fund Class A
Sold	149,620	$1,165,456	223,843	$1,944,155
Issued as reinvestment of dividends	165,301	1,262,897	217,687	2,031,016
Redeemed	(170,713)	(1,305,901)	(980,502)	(8,700,686)
Net increase (decrease)	144,208	$1,122,452	(538,972)	$(4,725,515)
Overseas Fund Class R3
Sold	55,824	$419,091	104,735	$893,761
Issued as reinvestment of dividends	54,732	411,585	67,894	623,942
Redeemed	(65,707)	(502,750)	(278,087)	(2,243,819)
Net increase (decrease)	44,849	$327,926	(105,458)	$(726,116)
Overseas Fund Class Y(a)
Sold	11,891	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	11,891	$100,000

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price International Equity Fund Class I
Sold	7,427,386	$71,036,389	28,306,280	$303,954,011
Issued as reinvestment of dividends	4,443,672	43,014,747	6,457,531	71,743,166
Redeemed	(14,702,828)	(143,225,242)	(28,231,952)	(290,686,208)
Net increase (decrease)	(2,831,770)	$(29,174,106)	6,531,859	$85,010,969

(a)	Commenced Operations on February 1, 2023.

Unless waived, purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the period ended March 31, 2023:

Front-End Sales Charges Retained by Distributor
Diversified Value Fund	$1,750
Equity Opportunities Fund	1,132
Blue Chip Growth Fund	149
Growth Opportunities Fund	282

Unless waived, redemptions of Class A shares made within 18 months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the period ended March 31, 2023, no amounts have been retained by the Distributor.

With respect to Class A shares, the Distributor may pay an up-front concession to financial intermediaries through which sales are made as described in the Funds’ Prospectus.

6. Federal Income Tax Information

At March 31, 2023, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund	$1,016,969,561	$5,481,761	$(48,238,779)	$(42,757,018)
Strategic Bond Fund	484,081,883	3,435,308	(33,077,059)	(29,641,751)
Diversified Value Fund	263,424,473	47,072,144	(9,545,847)	37,526,297
Fundamental Value Fund	390,114,768	79,068,361	(16,084,337)	62,984,024
S&P 500 Index Fund	1,393,913,572	1,108,550,830	(73,618,640)	1,034,932,190
Equity Opportunities Fund	540,896,728	107,004,082	(13,428,949)	93,575,133
Fundamental Growth Fund	27,986,147	3,089,596	(1,849,471)	1,240,125
Blue Chip Growth Fund	1,753,497,974	819,091,900	(126,871,739)	692,220,161
Growth Opportunities Fund	253,834,570	41,657,071	(31,049,574)	10,607,497
Mid Cap Value Fund	112,164,556	6,514,263	(7,277,374)	(763,111)
Small Cap Value Equity Fund	49,444,756	9,372,641	(4,067,440)	5,305,201
Small Company Value Fund	224,537,866	15,866,475	(27,600,082)	(11,733,607)

Notes to Financial Statements (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Mid Cap Growth Fund	$4,493,905,393	$1,103,654,459	$(270,448,345)	$833,206,114
Small Cap Growth Equity Fund	714,180,352	73,951,702	(41,116,453)	32,835,249
Overseas Fund	421,261,178	83,604,575	(16,426,341)	67,178,234
MM Select T. Rowe Price International Equity Fund	1,432,740,631	189,597,665	(108,171,696)	81,425,969

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. Capital losses may be carried forward indefinitely, and retain the character of the original loss.

At September 30, 2022, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Total Return Bond Fund	$36,914,682	$21,099,505

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2022, post-October capital losses:

Post-October Loss
Strategic Bond Fund	$36,444,508
Fundamental Growth Fund	558,057
Small Cap Growth Equity Fund	25,213,098
MM Select T. Rowe Price International Equity Fund	9,477,776

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2022, late year ordinary losses:

Amount
Fundamental Growth Fund	$239,500
Blue Chip Growth Fund	4,335,079
Growth Opportunities Fund	1,463,203
Mid Cap Growth Fund	9,137,771
Small Cap Growth Equity Fund	705,925

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2022, was as follows:

	Ordinary Income	Long Term Capital Gain
Total Return Bond Fund	$15,520,015	$—
Strategic Bond Fund	24,543,559	7,957,173
Diversified Value Fund	19,350,206	26,910,458
Fundamental Value Fund	9,848,859	60,529,572
S&P 500 Index Fund	42,035,877	391,268,490
Equity Opportunities Fund	13,075,519	77,702,653
Fundamental Growth Fund	9,232,807	6,564,990
Blue Chip Growth Fund	37,765,672	744,221,034
Growth Opportunities Fund	9,742,882	104,924,613
Mid Cap Value Fund	17,733,220	10,183,811
Small Cap Value Equity Fund	3,627,991	11,134,784
Small Company Value Fund	16,833,062	21,904,259
Mid Cap Growth Fund	203,027,887	1,463,208,822
Small Cap Growth Equity Fund	42,925,417	128,763,424
Overseas Fund	14,112,279	47,917,157
MM Select T. Rowe Price International Equity Fund	54,455,017	17,288,149

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2022:

Amount
Overseas Fund	$1,601,994
MM Select T. Rowe Price International Equity Fund	4,040,098

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2022, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At September 30, 2022, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation/ (Depreciation)	Total
Total Return Bond Fund	$14,501,233	$(58,014,187)	$(125,130)	$(87,693,551)	$(131,331,635)
Strategic Bond Fund	1,435,360	—	(36,481,768)	(50,079,449)	(85,125,857)
Diversified Value Fund	4,179,651	29,205,957	(108,809)	6,956,897	40,233,696
Fundamental Value Fund	6,504,986	63,123,610	(143,977)	18,432,551	87,917,170
S&P 500 Index Fund	22,700,764	537,331,780	(337,549)	754,427,398	1,314,122,393
Equity Opportunities Fund	5,584,722	82,705,656	(89,494)	18,435,689	106,636,573
Fundamental Growth Fund	—	—	(809,726)	(7,012,419)	(7,822,145)
Blue Chip Growth Fund	—	269,621,836	(4,511,245)	400,571,106	665,681,697
Growth Opportunities Fund	—	28,020,548	(1,540,622)	(48,068,269)	(21,588,343)

Notes to Financial Statements (Unaudited) (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation/ (Depreciation)	Total
Mid Cap Value Fund	$3,121,076	$5,229,263	$(15,104)	$(15,449,887)	$(7,114,652)
Small Cap Value Equity Fund	704,792	6,898,738	(15,977)	(2,067,263)	5,520,290
Small Company Value Fund	3,967,197	22,509,754	(51,049)	(28,173,979)	(1,748,077)
Mid Cap Growth Fund	—	711,603,693	(9,500,286)	99,134,752	801,238,159
Small Cap Growth Equity Fund	—	—	(26,000,678)	(33,045,475)	(59,046,153)
Overseas Fund	8,986,988	31,806,250	(79,818)	(74,559,341)	(33,845,921)
MM Select T. Rowe Price International Equity Fund	35,803,184	—	(9,501,032)	(266,893,702)	(240,591,550)

The Funds did not have any unrecognized tax benefits at March 31, 2023, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2023, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7. Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. New Accounting Pronouncements

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the impact of applying this update.

9. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and may continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects. Such factors, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

Notes to Financial Statements (Unaudited) (Continued)

10. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at https://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at https://www.massmutual.com/funds.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 21, 2023, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2022 through December 31, 2022. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in December 2022, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a proposal to make changes to the existing subadvisory agreement with Harris Associates L.P. (“Harris”) for the Overseas Fund (the “December Amended Subadvisory Agreement”) in order to exclude all cash from the assets of the Overseas Fund on which Harris is paid. In arriving at their decision, the Trustees discussed the fees payable to Harris by MML Advisers under the December Amended Subadvisory Agreement and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected level of profitability due to the December Amended Subadvisory Agreement is not excessive and the subadvisory fee amount under the December Amended Subadvisory agreement is fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.

Other Information (Unaudited) (Continued)

Prior to the vote being taken to approve the December Amended Subadvisory Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The December Amended Subadvisory Agreement became effective on January 1, 2023.

Also at their meeting in December 2022, the Trustees, including the Independent Trustees, reviewed and approved a new subadvisory agreement with Thompson, Siegel & Walmsley LLC (“TSW”) for the Mid Cap Value Fund (the “New Subadvisory Agreement”) due to an expected change in control of TSW which would cause the prior subadvisory agreement with TSW to terminate. The Trustees considered, among other things, that the New Subadvisory Agreement would not result in any changes in the fees payable by the Fund or MML Advisers and that the services provided by TSW as well as the personnel providing such services would remain unchanged. The Trustees concluded that the New Subadvisory Agreement is in the best interests of the Fund and its shareholders. In their deliberations, the Trustees were advised by independent counsel.

Prior to the vote being taken to approve the New Subadvisory Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The New Subadvisory Agreement became effective on January 23, 2023.

At their meeting in March 2023, the Trustees, including the Independent Trustees, reviewed and approved a proposal to make changes to the existing subadvisory agreement with AllianceBernstein L.P. (“AllianceBernstein”) for the Small Company Value Fund (the “April Amended Subadvisory Agreement”) intended to lower the fees payable under the agreement. In arriving at their decision, the Trustees discussed the fees payable to AllianceBernstein by MML Advisers under the April Amended Subadvisory Agreement and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected level of profitability due to the April Amended Subadvisory Agreement is not excessive and the subadvisory fee amount under the April Amended Subadvisory Agreement is fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.

Prior to the vote being taken to approve the April Amended Subadvisory Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The April Amended Subadvisory Agreement became effective on April 1, 2023.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2023

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2023:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2023.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Total Return Bond Fund
Class I	$1,000	0.35%	$1,053.50	$1.79	$1,023.20	$1.77
Class R5	1,000	0.45%	1,052.50	2.30	1,022.70	2.27
Service Class	1,000	0.55%	1,053.60	2.82	1,022.20	2.77
Administrative Class	1,000	0.65%	1,051.10	3.32	1,021.70	3.28
Class R4	1,000	0.80%	1,051.60	4.09	1,020.90	4.03
Class A	1,000	0.90%	1,050.70	4.60	1,020.40	4.53
Class R3	1,000	1.05%	1,050.20	5.37	1,019.70	5.29
Strategic Bond Fund
Class I	1,000	0.49%	1,059.30	2.52	1,022.50	2.47
Class R5	1,000	0.59%	1,059.40	3.03	1,022.00	2.97
Service Class	1,000	0.69%	1,059.30	3.54	1,021.50	3.48
Administrative Class	1,000	0.79%	1,057.00	4.05	1,021.00	3.98
Class R4	1,000	0.94%	1,057.90	4.82	1,020.20	4.73
Class A	1,000	1.04%	1,057.60	5.34	1,019.70	5.24
Class R3	1,000	1.19%	1,055.70	6.10	1,019.00	5.99
Class Y**	1,000	0.59%	988.90	0.93	1,022.00	2.97

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Diversified Value Fund
Class I	$1,000	0.61%	$1,142.00	$3.26	$1,021.90	$3.07
Class R5	1,000	0.71%	1,141.40	3.79	1,021.40	3.58
Service Class	1,000	0.81%	1,140.80	4.32	1,020.90	4.08
Administrative Class	1,000	0.91%	1,140.50	4.86	1,020.40	4.58
Class R4	1,000	1.06%	1,139.30	5.65	1,019.60	5.34
Class A	1,000	1.16%	1,138.30	6.18	1,019.10	5.84
Class R3	1,000	1.31%	1,137.60	6.98	1,018.40	6.59
Class Y**	1,000	0.71%	943.40	1.10	1,021.40	3.58
Fundamental Value Fund
Class I	1,000	0.68%	1,123.80	3.60	1,021.50	3.43
Class R5	1,000	0.78%	1,122.40	4.13	1,021.00	3.93
Service Class	1,000	0.88%	1,121.00	4.65	1,020.50	4.43
Administrative Class	1,000	0.98%	1,121.10	5.18	1,020.00	4.94
Class R4	1,000	1.13%	1,120.20	5.97	1,019.30	5.69
Class A	1,000	1.23%	1,118.90	6.50	1,018.80	6.19
Class R3	1,000	1.38%	1,119.10	7.29	1,018.10	6.94
Class Y**	1,000	0.78%	942.00	1.20	1,021.00	3.93
S&P 500 Index Fund
Class I	1,000	0.14%	1,155.30	0.75	1,024.20	0.71
Class R5	1,000	0.24%	1,155.70	1.29	1,023.70	1.21
Service Class	1,000	0.39%	1,154.40	2.09	1,023.00	1.97
Administrative Class	1,000	0.49%	1,153.70	2.63	1,022.50	2.47
Class R4	1,000	0.64%	1,153.20	3.44	1,021.70	3.23
Class A	1,000	0.74%	1,152.00	3.97	1,021.20	3.73
Class R3	1,000	0.89%	1,152.00	4.78	1,020.50	4.48
Equity Opportunities Fund
Class I	1,000	0.75%	1,141.40	4.00	1,021.20	3.78
Class R5	1,000	0.85%	1,140.90	4.54	1,020.70	4.28
Service Class	1,000	0.95%	1,140.50	5.07	1,020.20	4.78
Administrative Class	1,000	1.05%	1,140.30	5.60	1,019.70	5.29
Class R4	1,000	1.20%	1,139.20	6.40	1,018.90	6.04
Class A	1,000	1.30%	1,139.20	6.93	1,018.40	6.54
Class R3	1,000	1.46%	1,137.90	7.73	1,017.70	7.29
Class Y**	1,000	0.85%	979.10	1.34	1,020.70	4.28
Fundamental Growth Fund
Class I	1,000	1.49%	1,162.60	8.03	1,017.50	7.49
Class R5	1,000	1.58%	1,160.10	8.51	1,017.10	7.95
Service Class	1,000	1.68%	1,159.40	9.04	1,016.60	8.45
Administrative Class	1,000	1.78%	1,160.60	9.59	1,016.10	8.95
Class R4	1,000	1.94%	1,157.90	10.44	1,015.30	9.75
Class A	1,000	2.04%	1,155.80	10.96	1,014.80	10.25
Class R3	1,000	2.19%	1,162.80	11.81	1,014.00	11.00
Class Y**	1,000	1.59%	985.80	2.51	1,017.00	8.00

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blue Chip Growth Fund
Class I	$1,000	0.65%	$1,209.40	$3.58	$1,021.70	$3.28
Class R5	1,000	0.76%	1,208.80	4.19	1,021.10	3.83
Service Class	1,000	0.86%	1,208.40	4.74	1,020.60	4.33
Administrative Class	1,000	0.96%	1,207.50	5.28	1,020.10	4.83
Class R4	1,000	1.11%	1,206.60	6.11	1,019.40	5.59
Class A	1,000	1.21%	1,206.20	6.66	1,018.90	6.09
Class R3	1,000	1.36%	1,204.90	7.48	1,018.20	6.84
Class Y**	1,000	0.76%	1,044.00	1.23	1,021.10	3.83
Growth Opportunities Fund
Class I	1,000	0.80%	1,188.30	4.36	1,020.90	4.03
Class R5	1,000	0.90%	1,187.10	4.91	1,020.40	4.53
Service Class	1,000	1.00%	1,186.70	5.45	1,019.90	5.04
Administrative Class	1,000	1.10%	1,186.10	6.00	1,019.40	5.54
Class R4	1,000	1.25%	1,184.30	6.81	1,018.70	6.29
Class A	1,000	1.35%	1,183.70	7.35	1,018.20	6.79
Class R3	1,000	1.50%	1,184.50	8.17	1,017.50	7.54
Class Y**	1,000	0.90%	1,008.70	1.44	1,020.40	4.53
Mid Cap Value Fund
Class I	1,000	0.61%	1,124.90	3.23	1,021.90	3.07
Class R5	1,000	0.71%	1,124.60	3.76	1,021.40	3.58
Service Class	1,000	0.81%	1,123.60	4.29	1,020.90	4.08
Administrative Class	1,000	0.91%	1,123.10	4.82	1,020.40	4.58
Class R4	1,000	1.06%	1,122.40	5.61	1,019.60	5.34
Class A	1,000	1.16%	1,121.40	6.14	1,019.10	5.84
Class R3	1,000	1.31%	1,120.30	6.92	1,018.40	6.59
Class Y**	1,000	0.71%	935.60	1.09	1,021.40	3.58
Small Cap Value Equity Fund
Class I	1,000	1.24%	1,164.10	6.69	1,018.70	6.24
Class R5	1,000	1.34%	1,163.90	7.23	1,018.20	6.74
Service Class	1,000	1.43%	1,163.00	7.71	1,017.80	7.19
Administrative Class	1,000	1.54%	1,163.30	8.31	1,017.30	7.75
Class R4	1,000	1.69%	1,163.20	9.11	1,016.50	8.50
Class A	1,000	1.79%	1,161.80	9.65	1,016.00	9.00
Class R3	1,000	1.94%	1,161.30	10.45	1,015.30	9.75
Class Y**	1,000	1.34%	927.50	2.05	1,018.20	6.74
Small Company Value Fund
Class I	1,000	0.86%	1,107.30	4.52	1,020.60	4.33
Class R5	1,000	0.96%	1,107.30	5.04	1,020.10	4.83
Service Class	1,000	1.06%	1,107.20	5.57	1,019.60	5.34
Administrative Class	1,000	1.16%	1,106.60	6.09	1,019.10	5.84
Class R4	1,000	1.31%	1,104.70	6.87	1,018.40	6.59
Class A	1,000	1.41%	1,106.40	7.40	1,017.90	7.09
Class R3	1,000	1.56%	1,105.20	8.19	1,017.20	7.85
Class Y**	1,000	0.96%	903.00	1.45	1,020.10	4.84

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Mid Cap Growth Fund
Class I	$1,000	0.68%	$1,156.80	$3.66	$1,021.50	$3.43
Class R5	1,000	0.78%	1,155.70	4.19	1,021.00	3.93
Service Class	1,000	0.88%	1,155.40	4.73	1,020.50	4.43
Administrative Class	1,000	0.98%	1,154.80	5.26	1,020.00	4.94
Class R4	1,000	1.13%	1,153.30	6.07	1,019.30	5.69
Class A	1,000	1.23%	1,152.80	6.60	1,018.80	6.19
Class R3	1,000	1.38%	1,153.10	7.41	1,018.10	6.94
Class Y**	1,000	0.78%	974.00	1.22	1,021.00	3.93
Small Cap Growth Equity Fund
Class I	1,000	0.87%	1,094.00	4.54	1,020.60	4.38
Class R5	1,000	0.97%	1,093.60	5.06	1,020.10	4.89
Service Class	1,000	1.07%	1,093.60	5.59	1,019.60	5.39
Administrative Class	1,000	1.17%	1,092.00	6.10	1,019.10	5.89
Class R4	1,000	1.32%	1,090.80	6.88	1,018.30	6.64
Class A	1,000	1.42%	1,091.20	7.40	1,017.90	7.14
Class R3	1,000	1.57%	1,090.40	8.18	1,017.10	7.90
Class Y**	1,000	0.97%	952.10	1.50	1,020.10	4.89
Overseas Fund
Class I	1,000	0.79%	1,320.00	4.57	1,021.00	3.98
Class R5	1,000	0.89%	1,318.70	5.14	1,020.50	4.48
Service Class	1,000	0.99%	1,318.10	5.72	1,020.00	4.99
Administrative Class	1,000	1.09%	1,318.00	6.30	1,019.50	5.49
Class R4	1,000	1.24%	1,315.60	7.16	1,018.70	6.24
Class A	1,000	1.34%	1,316.70	7.74	1,018.20	6.74
Class R3	1,000	1.49%	1,315.20	8.60	1,017.50	7.49
Class Y**	1,000	0.89%	1,000.00	1.41	1,020.50	4.48
MM Select T. Rowe Price International Equity Fund
Class I	1,000	0.00%	1,245.60	0.00	1,024.90	0.00

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2023, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

**

Actual expenses are calculated using the annualized expense ratio multiplied by the average account value over the period from inception of the share class on February 1, 2023 through March 31, 2023, multiplied by 58 days in the inception period divided by 365 days in the year. Hypothetical expenses are calculated using the annualized expense ratio for the six months ended March 31, 2023, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year.

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2023 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	MM202405-305460

Effective May 1, 2023, MML Distributors, LLC (MMLD) serves as the exclusive wholesale marketing agent and distributor for all MassMutual Funds. Prior to May 1, 2023, the MassMutual Global Floating Rate Fund, MassMutual Global Credit Income Opportunities Fund, MassMutual Emerging Markets Debt Blended Total Return Fund, MassMutual Global Emerging Markets Equity Fund, MassMutual High Yield Fund, and MassMutual Short-Duration Bond Fund were distributed by ALPS Distributors, Inc. (ADI). MMLD Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. Investment advisory services are provided to all MassMutual Funds by MML Investment Advisers, LLC (MML Advisers). MMLD and MML Advisers are subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. ADI is not affiliated with MMLD, MML Advisers, or MassMutual.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

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MassMutual Target Allocation Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual Target Allocation Series, and who is the Series’ investment adviser?

The MassMutual (“MM”) Target Allocation Series (the “Series”) comprises four Funds – each of which has a “fund of funds” structure. The four Funds are MM 20/80 Allocation Fund, MM 40/60 Allocation Fund, MM 60/40 Allocation Fund, and MM 80/20 Allocation Fund. All Funds in the Series seek to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Funds’ stated asset allocation.

Each Fund seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. The Funds are advised by MML Investment Advisers, LLC (MML Advisers). Underlying Funds will include a combination of MassMutual Funds advised by MML Advisers, and may also include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

Each Fund’s assets are allocated among its Underlying Funds according to an asset allocation strategy, as follows:

●	MM 20/80 Allocation Fund: The Fund typically invests approximately 20% of its assets in equity and similar funds and approximately 80% in fixed income funds, including money market funds.

●	MM 40/60 Allocation Fund: The Fund typically invests approximately 40% of its assets in equity and similar funds and approximately 60% in fixed income funds, including money market funds.

●	MM 60/40 Allocation Fund: The Fund typically invests approximately 60% of its assets in equity and similar funds and approximately 40% in fixed income funds, including money market funds.

●	MM 80/20 Allocation Fund: The Fund typically invests approximately 80% of its assets in equity and similar funds and approximately 20% in fixed income funds, including money market funds.

1

MassMutual Target Allocation Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual 20/80 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/23
Fixed Income Funds	79.4%
Equity Funds	20.6%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual 40/60 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	40.7%
Fixed Income Funds	59.4%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual 60/40 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	60.7%
Fixed Income Funds	39.4%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual 80/20 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	80.7%
Fixed Income Funds	19.4%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

2

MassMutual RetireSMARTSM by JPMorgan (target-date) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM by JPMorgan (target date) Series, and who are the Series’ investment adviser and subadviser?

The MassMutual (“MM”) RetireSMART by JPMorgan (target date) Series (the “Series”) comprises 11 Funds – each of which has a “fund of funds” structure.

The 11 Funds are MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, MM RetireSMART by JPMorgan 2060 Fund, and MM RetireSMART by JPMorgan 2065 Fund.

●	MM RetireSMART by JPMorgan In Retirement Fund seeks current income and some capital appreciation.

●

MM RetireSMART by JPMorgan 2020/2025/2030/2035/2040/2045/2050/2055/2060/2065 Funds each seeks total return through the Fund’s asset allocation, which is designed to become more conservative over time. As each Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.

Each Fund seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors who retired on or plan to retire around the year specified in the Fund’s name (the target retirement year) and plan to or then withdraw their investment in the Fund over time throughout retirement (or designed for investors who are retired or expect to retire soon for the MM RetireSMART by JPMorgan In Retirement Fund). Each Fund is advised by MML Investment Advisers, LLC (MML Advisers) and subadvised by J.P. Morgan Investment Management Inc. (J.P. Morgan). J.P. Morgan has responsibility for determining each Fund’s strategic asset allocation (its “glide path” for each Fund with a target retirement year in its name) and tactical asset allocation (adjusting the Fund’s specific exposures in response to changes in market conditions). MML Advisers has overall responsibility for each Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds.

Each Fund with a specified target retirement year in its name seeks to help investors save for retirement and then, after reaching the target retirement year, withdraw a portion of their investment in the Fund each year until 35 years after the target retirement year, the target maturity year. Each Fund assumes a person will be at or around age 65 at the target retirement year.

Underlying Funds will include a combination of MassMutual Funds advised by MML Advisers and J.P. Morgan Funds advised by J.P. Morgan or its affiliates, and may also include other, non-affiliated mutual funds. Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. The Funds will typically invest 80% or more of their assets in mutual funds advised by MML Advisers, J.P. Morgan, or affiliates of J.P. Morgan, including typically a 15% to 35% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates. Non-affiliated Underlying Funds in which the Funds may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry.

Each Fund’s assets are allocated to the Underlying Funds according to an asset allocation strategy, as follows:

●

MM RetireSMART by JPMorgan In Retirement Fund: The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that emphasizes fixed income and money market funds, but also includes smaller allocations to equity and certain other funds.

●

MM RetireSMART by JPMorgan 2020/2025/2030/2035/2040/2045/2050/2055/2060/2065 Funds: Each Fund’s asset allocation strategy is designed with two main goals in mind: promoting asset accumulation prior to retirement, during the Fund’s “Savings Phase,” and supporting investors withdrawing their investments in the Fund throughout retirement, during the Fund’s “Spending Phase.” As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year and then remaining relatively stable afterwards. The asset allocation strategy during the Savings Phase will generally start with a greater emphasis on equity investments and gradually shift to more emphasis on fixed income investments. During the Spending Phase, a Fund will generally have a greater emphasis on fixed income investments.

3

MassMutual RetireSMARTSM by JPMorgan (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART by JPMorgan In Retirement Fund Asset Allocation (% of Net Assets) on 3/31/23
Fixed Income Funds	63.2%
Equity Funds	36.9%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2020 Fund Asset Allocation (% of Net Assets) on 3/31/23
Fixed Income Funds	63.2%
Equity Funds	36.9%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2025 Fund Asset Allocation (% of Net Assets) on 3/31/23
Fixed Income Funds	54.4%
Equity Funds	45.7%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2030 Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	58.7%
Fixed Income Funds	41.4%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2035 Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	71.1%
Fixed Income Funds	29.0%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2040 Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	81.0%
Fixed Income Funds	19.1%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2045 Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	88.8%
Fixed Income Funds	11.3%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2050 Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	91.6%
Fixed Income Funds	8.5%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

4

MassMutual RetireSMARTSM by JPMorgan (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART by JPMorgan 2055 Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	91.6%
Fixed Income Funds	8.5%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2060 Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	91.6%
Fixed Income Funds	8.4%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2065 Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	91.3%
Fixed Income Funds	8.5%
Total Long-Term Investments	99.8%
Other Assets & Liabilities	0.2%
Net Assets	100.0%

5

MassMutual Select T. Rowe Price Retirement Balanced Fund – Portfolio Summaries (Unaudited)

What is the investment approach of the MassMutual Select T. Rowe Price Retirement Balanced Fund, and who is the Fund’s subadviser?

The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The Fund is a “fund of funds” that pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price. The Fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The Fund’s “neutral” allocations, which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook.

MassMutual Select T. Rowe Price Retirement Balanced Fund Asset Allocation (% of Net Assets) on 3/31/23
Fixed Income Funds	60.6%
Equity Funds	39.4%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

6

MassMutual Select T. Rowe Price Retirement (target-date) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual Select T. Rowe Price Retirement (target date) Series, and who is the Series’ subadviser?

The MassMutual (“MM”) Select T. Rowe Price (target-date) Series (the “Series”) comprises 13 Funds – each of which has a “fund of funds” structure. The 13 Funds are MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, MM Select T. Rowe Price Retirement 2060 Fund, and MM Select T. Rowe Price Retirement 2065 Fund. All Funds in the Series seek the highest total return over time consistent with an emphasis on both capital growth and income. Each Fund pursues its investment objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). Each Fund’s allocation among Underlying Funds will change over time in relation to its target retirement date. Each Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). The Underlying Funds in which each Fund invests are predominantly either advised or subadvised by T. Rowe Price.

Each Fund is managed based on the specific retirement year (e.g., target date 2005) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would have retired or would plan to retire and likely stopped or would stop making new investments in the Fund. Each Fund is primarily designed for an investor who retired or anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement.

Each Fund’s assets are allocated to the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative over time, reaching approximately 55% allocation to stocks at the target date and continuing to decline until approximately 30 years after its target date, when its allocation to stocks and bonds will remain unchanged.

7

MassMutual Select T. Rowe Price Retirement (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement 2005 Fund Asset Allocation (% of Net Assets) on 3/31/23
Fixed Income Funds	57.8%
Equity Funds	42.2%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2010 Fund Asset Allocation (% of Net Assets) on 3/31/23
Fixed Income Funds	54.2%
Equity Funds	45.8%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2015 Fund Asset Allocation (% of Net Assets) on 3/31/23
Fixed Income Funds	51.2%
Equity Funds	48.8%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2020 Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	52.2%
Fixed Income Funds	47.8%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2025 Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	58.9%
Fixed Income Funds	41.1%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2030 Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	69.7%
Fixed Income Funds	30.4%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2035 Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	80.8%
Fixed Income Funds	19.2%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2040 Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	89.8%
Fixed Income Funds	10.3%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

8

MassMutual Select T. Rowe Price Retirement (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement 2045 Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	94.8%
Fixed Income Funds	5.2%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2050 Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	96.4%
Fixed Income Funds	3.7%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2055 Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	96.9%
Fixed Income Funds	3.1%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2060 Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	97.0%
Fixed Income Funds	3.1%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2065 Fund Asset Allocation (% of Net Assets) on 3/31/23
Equity Funds	96.1%
Fixed Income Funds	3.1%
Total Long-Term Investments	99.2%
Other Assets & Liabilities	0.8%
Net Assets	100.0%

9

MassMutual 20/80 Allocation Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 20.6%
DFA Commodity Strategy Portfolio	185,405	$863,985
Invesco Real Estate Fund, Class R6	41,841	697,066
MassMutual Blue Chip Growth Fund, Class I (a)	167,910	3,240,667
MassMutual Diversified Value Fund, Class I (a)	195,596	2,143,735
MassMutual Equity Opportunities Fund, Class I (a)	289,291	4,718,334
MassMutual Fundamental Value Fund, Class I (a)	236,790	1,939,308
MassMutual Growth Opportunities Fund, Class I (a)	180,496	873,600
MassMutual International Equity Fund, Class I (a)	158,538	1,304,768
MassMutual Mid Cap Growth Fund, Class I (a)	55,628	1,043,031
MassMutual Mid Cap Value Fund, Class I (a)	95,761	1,040,927
MassMutual Overseas Fund, Class I (a)	312,391	2,614,709
MassMutual Small Cap Growth Equity Fund, Class I (a)	21,374	279,576
MassMutual Small Cap Value Equity Fund, Class I (a)	64,043	556,534
MassMutual Strategic Emerging Markets Fund, Class I (a)	51,376	514,278
MM Equity Asset Fund, Class I (a)	1,230,727	8,590,477
Vanguard Developed Markets Index Fund, Admiral Shares	180,055	2,612,598
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	15,272	512,524
Vanguard Mid-Cap Index Fund, Admiral Shares	5,324	1,390,899
Vanguard Small-Cap Index Fund, Admiral Shares	6,132	557,103
		35,494,119

	Number of Shares	Value
Fixed Income Funds — 79.4%
Invesco International Bond Fund, Class R6	1,588,809	$6,863,655
MassMutual Core Bond Fund, Class I (a)	3,113,913	28,430,024
MassMutual Global Floating Rate Fund, Class I (a)	23,808	205,701
MassMutual High Yield Fund, Class I (a)	63,378	482,307
MassMutual Inflation-Protected and Income Fund, Class I (a)	146,132	1,379,482
MassMutual Short-Duration Bond Fund, Class I (a)	1,577,067	13,657,399
MassMutual Strategic Bond Fund, Class I (a)	3,857,142	34,212,853
MassMutual Total Return Bond Fund, Class I (a)	4,608,409	39,816,655
Vanguard Long-Term Treasury Index Fund, Admiral Shares	8,165	179,132
Vanguard Total Bond Market Index Fund, Institutional Shares	1,177,062	11,429,268
		136,656,476

TOTAL MUTUAL FUNDS (Cost $192,634,156)		172,150,595

TOTAL LONG-TERM INVESTMENTS (Cost $192,634,156)		172,150,595

TOTAL INVESTMENTS — 100.0% (Cost $192,634,156) (b)		172,150,595

Other Assets/(Liabilities) — (0.0)%		(39,837)

NET ASSETS — 100.0%		$172,110,758

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual 40/60 Allocation Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial Services — 100.1%
Equity Funds — 40.7%
DFA Commodity Strategy Portfolio	195,276	$909,984
Invesco Real Estate Fund, Class R6	88,044	1,466,812
MassMutual Blue Chip Growth Fund, Class I (a)	353,544	6,823,391
MassMutual Diversified Value Fund, Class I (a)	411,604	4,511,184
MassMutual Equity Opportunities Fund, Class I (a)	608,793	9,929,421
MassMutual Fundamental Value Fund, Class I (a)	496,483	4,066,196
MassMutual Growth Opportunities Fund, Class I (a)	375,519	1,817,511
MassMutual International Equity Fund, Class I (a)	333,519	2,744,859
MassMutual Mid Cap Growth Fund, Class I (a)	117,066	2,194,984
MassMutual Mid Cap Value Fund, Class I (a)	201,515	2,190,473
MassMutual Overseas Fund, Class I (a)	657,708	5,505,013
MassMutual Small Cap Growth Equity Fund, Class I (a)	44,939	587,803
MassMutual Small Cap Value Equity Fund, Class I (a)	134,776	1,171,204
MassMutual Strategic Emerging Markets Fund, Class I (a)	108,215	1,083,233
MM Equity Asset Fund, Class I (a)	2,597,062	18,127,493
Vanguard Developed Markets Index Fund, Institutional Shares	378,390	5,498,001
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	32,140	1,078,630
Vanguard Mid-Cap Index Fund, Admiral Shares	11,204	2,927,153
Vanguard Small-Cap Index Fund, Admiral Shares	12,905	1,172,447
		73,805,792

	Number of Shares	Value
Fixed Income Funds — 59.4%
Invesco International Bond Fund, Class R6	1,253,583	$5,415,480
MassMutual Core Bond Fund, Class I (a)	2,447,198	22,342,919
MassMutual Global Floating Rate Fund, Class I (a)	18,751	162,009
MassMutual High Yield Fund, Class I (a)	49,910	379,815
MassMutual Inflation-Protected and Income Fund, Class I (a)	115,074	1,086,298
MassMutual Short-Duration Bond Fund, Class I (a)	1,241,881	10,754,688
MassMutual Strategic Bond Fund, Class I (a)	3,030,097	26,876,962
MassMutual Total Return Bond Fund, Class I (a)	3,620,489	31,281,022
Vanguard Long-Term Treasury Index Fund, Admiral Shares	16,810	368,804
Vanguard Total Bond Market Index Fund, Institutional Shares	924,686	8,978,696
		107,646,693

TOTAL MUTUAL FUNDS (Cost $205,563,081)		181,452,485

TOTAL LONG-TERM INVESTMENTS (Cost $205,563,081)		181,452,485

TOTAL INVESTMENTS — 100.1% (Cost $205,563,081) (b)		181,452,485

Other Assets/(Liabilities) — (0.1)%		(153,606)

NET ASSETS — 100.0%		$181,298,879

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MassMutual 60/40 Allocation Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 60.7%
DFA Commodity Strategy Portfolio	184,575	$860,118
Invesco Real Estate Fund, Class R6	124,868	2,080,304
MassMutual Blue Chip Growth Fund, Class I (a)	500,637	9,662,304
MassMutual Diversified Value Fund, Class I (a)	583,771	6,398,132
MassMutual Equity Opportunities Fund, Class I (a)	862,436	14,066,339
MassMutual Fundamental Value Fund, Class I (a)	703,967	5,765,487
MassMutual Growth Opportunities Fund, Class I (a)	534,280	2,585,914
MassMutual International Equity Fund, Class I (a)	473,083	3,893,471
MassMutual Mid Cap Growth Fund, Class I (a)	166,036	3,113,182
MassMutual Mid Cap Value Fund, Class I (a)	285,807	3,106,723
MassMutual Overseas Fund, Class I (a)	930,826	7,791,013
MassMutual Small Cap Growth Equity Fund, Class I (a)	63,756	833,923
MassMutual Small Cap Value Equity Fund, Class I (a)	191,143	1,661,031
MassMutual Strategic Emerging Markets Fund, Class I (a)	153,178	1,533,313
MM Equity Asset Fund, Class I (a)	3,677,385	25,668,149
Vanguard Developed Markets Index Fund, Institutional Shares	536,581	7,796,521
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	45,598	1,530,261
Vanguard Mid-Cap Index Fund, Admiral Shares	15,892	4,151,712
Vanguard Small-Cap Index Fund, Admiral Shares	18,305	1,663,007
		104,160,904

	Number of Shares	Value
Fixed Income Funds — 39.4%
Invesco International Bond Fund, Class R6	790,006	$3,412,825
MassMutual Core Bond Fund, Class I (a)	1,525,447	13,927,333
MassMutual Global Floating Rate Fund, Class I (a)	11,774	101,728
MassMutual High Yield Fund, Class I (a)	31,329	238,416
MassMutual Inflation-Protected and Income Fund, Class I (a)	72,236	681,909
MassMutual Short-Duration Bond Fund, Class I (a)	779,534	6,750,763
MassMutual Strategic Bond Fund, Class I (a)	1,889,894	16,763,355
MassMutual Total Return Bond Fund, Class I (a)	2,258,211	19,510,944
Vanguard Long-Term Treasury Index Fund, Admiral Shares	23,587	517,509
Vanguard Total Bond Market Index Fund, Institutional Shares	577,665	5,609,126
		67,513,908

TOTAL MUTUAL FUNDS (Cost $191,388,323)		171,674,812

TOTAL LONG-TERM INVESTMENTS (Cost $191,388,323)		171,674,812

TOTAL INVESTMENTS — 100.1% (Cost $191,388,323) (b)		171,674,812

Other Assets/(Liabilities) — (0.1)%		(117,642)

NET ASSETS — 100.0%		$171,557,170

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual 80/20 Allocation Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 80.7%
DFA Commodity Strategy Portfolio	137,022	$638,524
Invesco Real Estate Fund, Class R6	123,729	2,061,329
MassMutual Blue Chip Growth Fund, Class I (a)	496,638	9,585,112
MassMutual Diversified Value Fund, Class I (a)	578,401	6,339,277
MassMutual Equity Opportunities Fund, Class I (a)	854,524	13,937,288
MassMutual Fundamental Value Fund, Class I (a)	697,362	5,711,399
MassMutual Growth Opportunities Fund, Class I (a)	527,790	2,554,506
MassMutual International Equity Fund, Class I (a)	468,935	3,859,335
MassMutual Mid Cap Growth Fund, Class I (a)	164,518	3,084,703
MassMutual Mid Cap Value Fund, Class I (a)	283,199	3,078,373
MassMutual Overseas Fund, Class I (a)	923,496	7,729,665
MassMutual Small Cap Growth Equity Fund, Class I (a)	63,185	826,458
MassMutual Small Cap Value Equity Fund, Class I (a)	189,403	1,645,912
MassMutual Strategic Emerging Markets Fund, Class I (a)	151,981	1,521,325
MM Equity Asset Fund, Class I (a)	3,650,334	25,479,333
Vanguard Developed Markets Index Fund, Institutional Shares	531,708	7,725,719
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	45,174	1,516,045
Vanguard Mid-Cap Index Fund, Admiral Shares	15,746	4,113,687
Vanguard Small-Cap Index Fund, Admiral Shares	18,137	1,647,760
		103,055,750

	Number of Shares	Value
Fixed Income Funds — 19.4%
Invesco International Bond Fund, Class R6	293,845	$1,269,410
MassMutual Core Bond Fund, Class I (a)	549,496	5,016,894
MassMutual Global Floating Rate Fund, Class I (a)	7,481	64,634
MassMutual High Yield Fund, Class I (a)	8,530	64,911
MassMutual Inflation-Protected and Income Fund, Class I (a)	27,028	255,146
MassMutual Short-Duration Bond Fund, Class I (a)	285,980	2,476,583
MassMutual Strategic Bond Fund, Class I (a)	682,707	6,055,608
MassMutual Total Return Bond Fund, Class I (a)	815,356	7,044,676
Vanguard Long-Term Treasury Index Fund, Admiral Shares	23,345	512,188
Vanguard Total Bond Market Index Fund, Admiral Shares	208,598	2,025,486
		24,785,536

TOTAL MUTUAL FUNDS (Cost $140,809,582)		127,841,286

TOTAL LONG-TERM INVESTMENTS (Cost $140,809,582)		127,841,286

TOTAL INVESTMENTS — 100.1% (Cost $140,809,582) (b)		127,841,286

Other Assets/(Liabilities) — (0.1)%		(70,598)

NET ASSETS — 100.0%		$127,770,688

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial Services — 100.1%
Equity Funds — 36.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	37,860	$583,418
JPMorgan Large Cap Value Fund, Class R6	62,148	1,128,606
MassMutual Blue Chip Growth Fund, Class I (a)	84,004	1,621,269
MassMutual Diversified Value Fund, Class I (a)	88,127	965,872
MassMutual Equity Opportunities Fund, Class I (a)	158,120	2,578,935
MassMutual Fundamental Value Fund, Class I (a)	157,354	1,288,733
MassMutual Growth Opportunities Fund, Class I (a)	100,789	487,818
MassMutual International Equity Fund, Class I (a)	212,844	1,751,709
MassMutual Mid Cap Growth Fund, Class I (a)	45,377	850,820
MassMutual Mid Cap Value Fund, Class I (a)	78,110	849,055
MassMutual Overseas Fund, Class I (a)	366,646	3,068,831
MassMutual Small Cap Growth Equity Fund, Class I (a)	47,966	627,399
MassMutual Small Cap Value Equity Fund, Class I (a)	96,128	835,350
MassMutual Strategic Emerging Markets Fund, Class I (a)	108,521	1,086,296
MM Equity Asset Fund, Class I (a)	1,157,034	8,076,096
Vanguard Developed Markets Index Fund, Admiral Shares	272,609	3,955,556
Vanguard Mid-Cap Index Fund, Admiral Shares	2,798	730,860
Vanguard Real Estate Index Fund, Admiral Shares	5,941	699,822
Vanguard Small-Cap Index Fund, Admiral Shares	6,928	629,433
		31,815,878

	Number of Shares	Value
Fixed Income Funds — 63.2%
JPMorgan Emerging Markets Debt Fund, Class R6	7,403	$43,750
JPMorgan U.S. Government Money Market Fund, Class IM	8,478,020	8,478,020
MassMutual Core Bond Fund, Class I (a)	1,958,198	17,878,349
MassMutual Global Floating Rate Fund, Class I (a)	5,063	43,742
MassMutual High Yield Fund, Class I (a)	661,041	5,030,522
MassMutual Inflation-Protected and Income Fund, Class I (a)	683,116	6,448,612
MassMutual Strategic Bond Fund, Class I (a)	679,520	6,027,338
MassMutual Total Return Bond Fund, Class I (a)	696,069	6,014,039
Vanguard Total Bond Market Index Fund, Institutional Shares	462,768	4,493,477
		54,457,849

TOTAL MUTUAL FUNDS (Cost $95,677,940)		86,273,727

TOTAL LONG-TERM INVESTMENTS (Cost $95,677,940)		86,273,727

TOTAL INVESTMENTS — 100.1% (Cost $95,677,940) (b)		86,273,727

Other Assets/(Liabilities) — (0.1)%		(94,199)

NET ASSETS — 100.0%		$86,179,528

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual RetireSMARTSM by JPMorgan 2020 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial Services — 100.1%
Equity Funds — 36.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	73,466	$1,132,117
JPMorgan Large Cap Value Fund, Class R6	120,558	2,189,334
MassMutual Blue Chip Growth Fund, Class I (a)	163,046	3,146,791
MassMutual Diversified Value Fund, Class I (a)	170,949	1,873,597
MassMutual Equity Opportunities Fund, Class I (a)	306,135	4,993,059
MassMutual Fundamental Value Fund, Class I (a)	305,443	2,501,576
MassMutual Growth Opportunities Fund, Class I (a)	195,588	946,646
MassMutual International Equity Fund, Class I (a)	413,049	3,399,393
MassMutual Mid Cap Growth Fund, Class I (a)	88,027	1,650,501
MassMutual Mid Cap Value Fund, Class I (a)	151,522	1,647,043
MassMutual Overseas Fund, Class I (a)	712,559	5,964,118
MassMutual Small Cap Growth Equity Fund, Class I (a)	93,054	1,217,151
MassMutual Small Cap Value Equity Fund, Class I (a)	186,482	1,620,529
MassMutual Strategic Emerging Markets Fund, Class I (a)	210,592	2,108,028
MM Equity Asset Fund, Class I (a)	2,245,853	15,676,052
Vanguard Developed Markets Index Fund, Institutional Shares	527,048	7,658,000
Vanguard Mid-Cap Index Fund, Admiral Shares	5,416	1,415,041
Vanguard Real Estate Index Fund, Admiral Shares	11,503	1,354,977
Vanguard Small-Cap Index Fund, Admiral Shares	13,414	1,218,678
		61,712,631

	Number of Shares	Value
Fixed Income Funds — 63.2%
JPMorgan Emerging Markets Debt Fund, Class R6	14,360	$84,870
JPMorgan U.S. Government Money Market Fund, Class IM	16,413,861	16,413,861
MassMutual Core Bond Fund, Class I (a)	3,801,428	34,707,037
MassMutual Global Floating Rate Fund, Class I (a)	9,802	84,688
MassMutual High Yield Fund, Class I (a)	1,282,368	9,758,824
MassMutual Inflation-Protected and Income Fund, Class I (a)	1,325,089	12,508,845
MassMutual Strategic Bond Fund, Class I (a)	1,319,123	11,700,625
MassMutual Total Return Bond Fund, Class I (a)	1,351,285	11,675,100
Vanguard Total Bond Market Index Fund, Institutional Shares	895,943	8,699,602
		105,633,452

TOTAL MUTUAL FUNDS (Cost $185,806,113)		167,346,083

TOTAL LONG-TERM INVESTMENTS (Cost $185,806,113)		167,346,083

TOTAL INVESTMENTS — 100.1% (Cost $185,806,113) (b)		167,346,083

Other Assets/(Liabilities) — (0.1)%		(175,449)

NET ASSETS — 100.0%		$167,170,634

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual RetireSMARTSM by JPMorgan 2025 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 45.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	123,624	$1,905,040
JPMorgan Large Cap Value Fund, Class R6	133,046	2,416,114
MassMutual Blue Chip Growth Fund, Class I (a)	179,497	3,464,301
MassMutual Diversified Value Fund, Class I (a)	188,414	2,065,018
MassMutual Equity Opportunities Fund, Class I (a)	337,609	5,506,402
MassMutual Fundamental Value Fund, Class I (a)	336,128	2,752,888
MassMutual Growth Opportunities Fund, Class I (a)	215,586	1,043,438
MassMutual International Equity Fund, Class I (a)	441,431	3,632,979
MassMutual Mid Cap Growth Fund, Class I (a)	94,888	1,779,159
MassMutual Mid Cap Value Fund, Class I (a)	163,333	1,775,433
MassMutual Overseas Fund, Class I (a)	758,559	6,349,138
MassMutual Small Cap Growth Equity Fund, Class I (a)	100,716	1,317,363
MassMutual Small Cap Value Equity Fund, Class I (a)	202,525	1,759,943
MassMutual Strategic Emerging Markets Fund, Class I (a)	354,540	3,548,946
MM Equity Asset Fund, Class I (a)	2,471,685	17,252,362
Vanguard Developed Markets Index Fund, Institutional Shares	563,348	8,185,446
Vanguard Mid-Cap Index Fund, Admiral Shares	5,856	1,529,964
Vanguard Real Estate Index Fund, Admiral Shares	12,350	1,454,734
Vanguard Small-Cap Index Fund, Admiral Shares	14,519	1,319,093
		69,057,761

	Number of Shares	Value
Fixed Income Funds — 54.4%
JPMorgan Emerging Markets Debt Fund, Class R6	12,571	$74,295
JPMorgan U.S. Government Money Market Fund, Class IM	8,589,967	8,589,967
MassMutual Core Bond Fund, Class I (a)	3,160,134	28,852,025
MassMutual Global Floating Rate Fund, Class I (a)	8,581	74,141
MassMutual High Yield Fund, Class I (a)	1,397,453	10,634,616
MassMutual Inflation-Protected and Income Fund, Class I (a)	766,923	7,239,752
MassMutual Strategic Bond Fund, Class I (a)	1,096,804	9,728,652
MassMutual Total Return Bond Fund, Class I (a)	1,123,520	9,707,211
Vanguard Total Bond Market Index Fund, Institutional Shares	746,476	7,248,280
		82,148,939

TOTAL MUTUAL FUNDS (Cost $168,311,108)		151,206,700

TOTAL LONG-TERM INVESTMENTS (Cost $168,311,108)		151,206,700

TOTAL INVESTMENTS — 100.1% (Cost $168,311,108) (b)		151,206,700

Other Assets/(Liabilities) — (0.1)%		(99,259)

NET ASSETS — 100.0%		$151,107,441

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual RetireSMARTSM by JPMorgan 2030 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 58.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	386,863	$5,961,553
JPMorgan Large Cap Value Fund, Class R6	389,344	7,070,489
MassMutual Blue Chip Growth Fund, Class I (a)	527,432	10,179,433
MassMutual Diversified Value Fund, Class I (a)	551,598	6,045,509
MassMutual Equity Opportunities Fund, Class I (a)	988,592	16,123,935
MassMutual Fundamental Value Fund, Class I (a)	986,679	8,080,903
MassMutual Growth Opportunities Fund, Class I (a)	632,515	3,061,371
MassMutual International Equity Fund, Class I (a)	1,288,901	10,607,653
MassMutual Mid Cap Growth Fund, Class I (a)	275,749	5,170,303
MassMutual Mid Cap Value Fund, Class I (a)	474,671	5,159,673
MassMutual Overseas Fund, Class I (a)	2,228,916	18,656,028
MassMutual Small Cap Growth Equity Fund, Class I (a)	292,152	3,821,343
MassMutual Small Cap Value Equity Fund, Class I (a)	586,985	5,100,903
MassMutual Strategic Emerging Markets Fund, Class I (a)	1,109,717	11,108,268
MM Equity Asset Fund, Class I (a)	7,259,022	50,667,975
Vanguard Developed Markets Index Fund, Institutional Shares	1,644,569	23,895,591
Vanguard Mid-Cap Index Fund, Admiral Shares	16,952	4,428,836
Vanguard Real Estate Index Fund, Institutional Shares	230,852	4,208,426
Vanguard Small-Cap Index Fund, Admiral Shares	42,112	3,825,919
		203,174,111

	Number of Shares	Value
Fixed Income Funds — 41.4%
JPMorgan Emerging Markets Debt Fund, Class R6	29,212	$172,642
JPMorgan U.S. Government Money Market Fund, Class IM	11,674,252	11,674,252
MassMutual Core Bond Fund, Class I (a)	6,224,486	56,829,560
MassMutual High Yield Fund, Class I (a)	2,367,455	18,016,331
MassMutual Inflation-Protected and Income Fund, Class I (a)	437,681	4,131,706
MassMutual Strategic Bond Fund, Class I (a)	2,159,519	19,154,938
MassMutual Total Return Bond Fund, Class I (a)	2,212,098	19,112,528
Vanguard Total Bond Market Index Fund, Institutional Shares	1,465,527	14,230,263
		143,322,220

TOTAL MUTUAL FUNDS (Cost $384,965,145)		346,496,331

TOTAL LONG-TERM INVESTMENTS (Cost $384,965,145)		346,496,331

TOTAL INVESTMENTS — 100.1% (Cost $384,965,145) (b)		346,496,331

Other Assets/(Liabilities) — (0.1)%		(273,034)

NET ASSETS — 100.0%		$346,223,297

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual RetireSMARTSM by JPMorgan 2035 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 71.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	389,704	$6,005,344
JPMorgan Large Cap Value Fund, Class R6	209,911	3,811,993
MassMutual Blue Chip Growth Fund, Class I (a)	425,063	8,203,711
MassMutual Diversified Value Fund, Class I (a)	296,814	3,253,084
MassMutual Equity Opportunities Fund, Class I (a)	332,552	5,423,916
MassMutual Fundamental Value Fund, Class I (a)	464,744	3,806,251
MassMutual Growth Opportunities Fund, Class I (a)	566,349	2,741,129
MassMutual International Equity Fund, Class I (a)	869,766	7,158,177
MassMutual Mid Cap Growth Fund, Class I (a)	148,019	2,775,356
MassMutual Mid Cap Value Fund, Class I (a)	254,771	2,769,360
MassMutual Overseas Fund, Class I (a)	1,369,771	11,464,982
MassMutual Small Cap Growth Equity Fund, Class I (a)	156,675	2,049,314
MassMutual Small Cap Value Equity Fund, Class I (a)	315,062	2,737,885
MassMutual Strategic Emerging Markets Fund, Class I (a)	324,044	3,243,677
MM Equity Asset Fund, Class I (a)	3,902,712	27,240,928
Vanguard Developed Markets Index Fund, Admiral Shares	707,394	10,264,282
Vanguard Mid-Cap Index Fund, Admiral Shares	9,292	2,427,407
Vanguard Real Estate Index Fund, Admiral Shares	19,586	2,307,009
Vanguard Small-Cap Index Fund, Admiral Shares	23,002	2,089,754
		109,773,559

	Number of Shares	Value
Fixed Income Funds — 29.0%
JPMorgan Emerging Markets Debt Fund, Class R6	12,916	$76,333
JPMorgan U.S. Government Money Market Fund, Class IM	4,619,718	4,619,718
MassMutual Core Bond Fund, Class I (a)	852,593	7,784,177
MassMutual High Yield Fund, Class I (a)	625,335	4,758,798
MassMutual Strategic Bond Fund, Class I (a)	1,440,449	12,776,778
MassMutual Total Return Bond Fund, Class I (a)	1,474,931	12,743,405
Vanguard Total Bond Market Index Fund, Admiral Shares	204,765	1,988,269
		44,747,478

TOTAL MUTUAL FUNDS (Cost $170,280,056)		154,521,037

TOTAL LONG-TERM INVESTMENTS (Cost $170,280,056)		154,521,037

TOTAL INVESTMENTS — 100.1% (Cost $170,280,056) (b)		154,521,037

Other Assets/(Liabilities) — (0.1)%		(106,560)

NET ASSETS — 100.0%		$154,414,477

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

MassMutual RetireSMARTSM by JPMorgan 2040 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial Services — 100.1%
Equity Funds — 81.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	731,857	$11,277,914
JPMorgan Large Cap Value Fund, Class R6	401,264	7,286,949
MassMutual Blue Chip Growth Fund, Class I (a)	813,066	15,692,174
MassMutual Diversified Value Fund, Class I (a)	568,454	6,230,251
MassMutual Equity Opportunities Fund, Class I (a)	635,995	10,373,080
MassMutual Fundamental Value Fund, Class I (a)	888,204	7,274,392
MassMutual Growth Opportunities Fund, Class I (a)	1,084,510	5,249,028
MassMutual International Equity Fund, Class I (a)	1,707,434	14,052,185
MassMutual Mid Cap Growth Fund, Class I (a)	284,932	5,342,475
MassMutual Mid Cap Value Fund, Class I (a)	490,456	5,331,253
MassMutual Overseas Fund, Class I (a)	2,689,136	22,508,069
MassMutual Small Cap Growth Equity Fund, Class I (a)	300,019	3,924,246
MassMutual Small Cap Value Equity Fund, Class I (a)	603,359	5,243,193
MassMutual Strategic Emerging Markets Fund, Class I (a)	608,917	6,095,254
MM Equity Asset Fund, Class I (a)	7,462,438	52,087,821
Vanguard Developed Markets Index Fund, Institutional Shares	1,355,439	19,694,531
Vanguard Mid-Cap Index Fund, Admiral Shares	17,525	4,578,304
Vanguard Real Estate Index Fund, Admiral Shares	37,297	4,393,206
Vanguard Small-Cap Index Fund, Admiral Shares	43,251	3,929,342
		210,563,667

	Number of Shares	Value
Fixed Income Funds — 19.1%
JPMorgan Emerging Markets Debt Fund, Class R6	220,231	$1,301,564
JPMorgan U.S. Government Money Market Fund, Class IM	6,462,369	6,462,369
MassMutual Core Bond Fund, Class I (a)	752,478	6,870,121
MassMutual High Yield Fund, Class I (a)	966,642	7,356,147
MassMutual Strategic Bond Fund, Class I (a)	1,453,601	12,893,443
MassMutual Total Return Bond Fund, Class I (a)	1,488,973	12,864,730
Vanguard Total Bond Market Index Fund, Admiral Shares	177,631	1,724,794
		49,473,168

TOTAL MUTUAL FUNDS (Cost $288,150,870)		260,036,835

TOTAL LONG-TERM INVESTMENTS (Cost $288,150,870)		260,036,835

TOTAL INVESTMENTS — 100.1% (Cost $288,150,870) (b)		260,036,835

Other Assets/(Liabilities) — (0.1)%		(172,728)

NET ASSETS — 100.0%		$259,864,107

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MassMutual RetireSMARTSM by JPMorgan 2045 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 88.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	367,787	$5,667,599
JPMorgan Large Cap Value Fund, Class R6	194,337	3,529,165
MassMutual Blue Chip Growth Fund, Class I (a)	393,869	7,601,671
MassMutual Diversified Value Fund, Class I (a)	275,306	3,017,358
MassMutual Equity Opportunities Fund, Class I (a)	308,829	5,037,002
MassMutual Fundamental Value Fund, Class I (a)	430,241	3,523,676
MassMutual Growth Opportunities Fund, Class I (a)	525,279	2,542,350
MassMutual International Equity Fund, Class I (a)	821,323	6,759,492
MassMutual Mid Cap Growth Fund, Class I (a)	137,994	2,587,391
MassMutual Mid Cap Value Fund, Class I (a)	237,531	2,581,961
MassMutual Overseas Fund, Class I (a)	1,293,806	10,829,154
MassMutual Small Cap Growth Equity Fund, Class I (a)	145,315	1,900,714
MassMutual Small Cap Value Equity Fund, Class I (a)	291,460	2,532,789
MassMutual Strategic Emerging Markets Fund, Class I (a)	306,004	3,063,101
MM Equity Asset Fund, Class I (a)	3,612,942	25,218,336
Vanguard Developed Markets Index Fund, Admiral Shares	654,778	9,500,832
Vanguard Mid-Cap Index Fund, Admiral Shares	8,534	2,229,435
Vanguard Real Estate Index Fund, Admiral Shares	18,221	2,146,241
Vanguard Small-Cap Index Fund, Admiral Shares	20,999	1,907,790
		102,176,057

	Number of Shares	Value
Fixed Income Funds — 11.3%
JPMorgan Emerging Markets Debt Fund, Class R6	71,917	$425,032
JPMorgan U.S. Government Money Market Fund, Class IM	2,865,304	2,865,304
MassMutual Core Bond Fund, Class I (a)	176,371	1,610,272
MassMutual High Yield Fund, Class I (a)	210,753	1,603,832
MassMutual Strategic Bond Fund, Class I (a)	340,815	3,023,031
MassMutual Total Return Bond Fund, Class I (a)	349,248	3,017,500
Vanguard Total Bond Market Index Fund, Admiral Shares	41,787	405,755
		12,950,726

TOTAL MUTUAL FUNDS (Cost $126,523,646)		115,126,783

TOTAL LONG-TERM INVESTMENTS (Cost $126,523,646)		115,126,783

TOTAL INVESTMENTS — 100.1% (Cost $126,523,646) (b)		115,126,783

Other Assets/(Liabilities) — (0.1)%		(77,179)

NET ASSETS — 100.0%		$115,049,604

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

20

MassMutual RetireSMARTSM by JPMorgan 2050 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial Services — 100.1%
Equity Funds — 91.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	628,899	$9,691,334
JPMorgan Large Cap Value Fund, Class R6	330,285	5,997,977
MassMutual Blue Chip Growth Fund, Class I (a)	668,835	12,908,507
MassMutual Diversified Value Fund, Class I (a)	466,881	5,117,015
MassMutual Equity Opportunities Fund, Class I (a)	523,540	8,538,936
MassMutual Fundamental Value Fund, Class I (a)	731,270	5,989,099
MassMutual Growth Opportunities Fund, Class I (a)	890,334	4,309,218
MassMutual International Equity Fund, Class I (a)	1,397,635	11,502,538
MassMutual Mid Cap Growth Fund, Class I (a)	235,137	4,408,818
MassMutual Mid Cap Value Fund, Class I (a)	404,750	4,399,629
MassMutual Overseas Fund, Class I (a)	2,201,130	18,423,460
MassMutual Small Cap Growth Equity Fund, Class I (a)	247,811	3,241,369
MassMutual Small Cap Value Equity Fund, Class I (a)	496,645	4,315,842
MassMutual Strategic Emerging Markets Fund, Class I (a)	523,104	5,236,272
MM Equity Asset Fund, Class I (a)	6,137,483	42,839,632
Vanguard Developed Markets Index Fund, Admiral Shares	1,108,214	16,080,182
Vanguard Mid-Cap Index Fund, Admiral Shares	14,437	3,771,540
Vanguard Real Estate Index Fund, Admiral Shares	30,823	3,630,639
Vanguard Small-Cap Index Fund, Admiral Shares	35,648	3,238,627
		173,640,634

	Number of Shares	Value
Fixed Income Funds — 8.5%
JPMorgan Emerging Markets Debt Fund, Class R6	112,460	$664,636
JPMorgan U.S. Government Money Market Fund, Class IM	4,702,649	4,702,649
MassMutual Core Bond Fund, Class I (a)	198,361	1,811,035
MassMutual High Yield Fund, Class I (a)	212,652	1,618,281
MassMutual Strategic Bond Fund, Class I (a)	383,532	3,401,927
MassMutual Total Return Bond Fund, Class I (a)	392,860	3,394,314
Vanguard Total Bond Market Index Fund, Admiral Shares	46,615	452,630
		16,045,472

TOTAL MUTUAL FUNDS (Cost $208,795,137)		189,686,106

TOTAL LONG-TERM INVESTMENTS (Cost $208,795,137)		189,686,106

TOTAL INVESTMENTS — 100.1% (Cost $208,795,137) (b)		189,686,106

Other Assets/(Liabilities) — (0.1)%		(102,549)

NET ASSETS — 100.0%		$189,583,557

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

21

MassMutual RetireSMARTSM by JPMorgan 2055 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 91.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	205,593	$3,168,190
JPMorgan Large Cap Value Fund, Class R6	107,962	1,960,585
MassMutual Blue Chip Growth Fund, Class I (a)	218,657	4,220,076
MassMutual Diversified Value Fund, Class I (a)	152,621	1,672,726
MassMutual Equity Opportunities Fund, Class I (a)	171,137	2,791,241
MassMutual Fundamental Value Fund, Class I (a)	239,066	1,957,952
MassMutual Growth Opportunities Fund, Class I (a)	291,052	1,408,693
MassMutual International Equity Fund, Class I (a)	456,880	3,760,124
MassMutual Mid Cap Growth Fund, Class I (a)	76,863	1,441,185
MassMutual Mid-Cap Value Fund, Class I (a)	132,309	1,438,195
MassMutual Overseas Fund, Class I (a)	719,564	6,022,752
MassMutual Small Cap Growth Equity Fund, Class I (a)	81,014	1,059,659
MassMutual Small Cap Value Equity Fund, Class I (a)	162,350	1,410,819
MassMutual Strategic Emerging Markets Fund, Class I (a)	171,003	1,711,744
MM Equity Asset Fund, Class I (a)	2,006,468	14,005,147
Vanguard Developed Markets Index Fund, Admiral Shares	362,346	5,257,633
Vanguard Mid-Cap Index Fund, Admiral Shares	4,721	1,233,348
Vanguard Real Estate Index Fund, Admiral Shares	10,080	1,187,348
Vanguard Small-Cap Index Fund, Admiral Shares	11,658	1,059,113
		56,766,530

	Number of Shares	Value
Fixed Income Funds — 8.5%
JPMorgan Emerging Markets Debt Fund, Class R6	36,765	$217,279
JPMorgan U.S. Government Money Market Fund, Class IM	1,537,466	1,537,466
MassMutual Core Bond Fund, Class I (a)	64,846	592,044
MassMutual High Yield Fund, Class I (a)	69,516	529,019
MassMutual Strategic Bond Fund, Class I (a)	125,381	1,112,130
MassMutual Total Return Bond Fund, Class I (a)	128,430	1,109,632
Vanguard Total Bond Market Index Fund, Admiral Shares	15,242	148,001
		5,245,571

TOTAL MUTUAL FUNDS (Cost $67,724,970)		62,012,101

TOTAL LONG-TERM INVESTMENTS (Cost $67,724,970)		62,012,101

TOTAL INVESTMENTS — 100.1% (Cost $67,724,970) (b)		62,012,101

Other Assets/(Liabilities) — (0.1)%		(35,005)

NET ASSETS — 100.0%		$61,977,096

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

22

MassMutual RetireSMARTSM by JPMorgan 2060 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Diversified Financial Services — 100.0%
Equity Funds — 91.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	68,185	$1,050,733
JPMorgan Large Cap Value Fund, Class R6	35,771	649,608
MassMutual Blue Chip Growth Fund, Class I (a)	72,554	1,400,296
MassMutual Diversified Value Fund, Class I (a)	50,566	554,202
MassMutual Equity Opportunities Fund, Class I (a)	56,702	924,806
MassMutual Fundamental Value Fund, Class I (a)	79,325	649,671
MassMutual Growth Opportunities Fund, Class I (a)	96,438	466,757
MassMutual International Equity Fund, Class I (a)	151,308	1,245,268
MassMutual Mid Cap Growth Fund, Class I (a)	25,467	477,503
MassMutual Mid Cap Value Fund, Class I (a)	43,836	476,501
MassMutual Overseas Fund, Class I (a)	238,655	1,997,542
MassMutual Small Cap Growth Equity Fund, Class I (a)	26,843	351,102
MassMutual Small Cap Value Equity Fund, Class I (a)	53,788	467,419
MassMutual Strategic Emerging Markets Fund, Class I (a)	56,716	567,730
MM Equity Asset Fund, Class I (a)	665,774	4,647,101
Vanguard Developed Markets Index Fund, Admiral Shares	120,260	1,744,970
Vanguard Mid-Cap Index Fund, Admiral Shares	1,566	409,238
Vanguard Real Estate Index Fund, Admiral Shares	3,344	393,935
Vanguard Small-Cap Index Fund, Admiral Shares	3,868	351,407
		18,825,789

	Number of Shares	Value
Fixed Income Funds — 8.4%
JPMorgan Emerging Markets Debt Fund, Class R6	12,173	$71,943
JPMorgan U.S. Government Money Market Fund, Class IM	510,317	510,317
MassMutual Core Bond Fund, Class I (a)	21,503	196,324
MassMutual High Yield Fund, Class I (a)	23,016	175,155
MassMutual Strategic Bond Fund, Class I (a)	41,577	368,789
MassMutual Total Return Bond Fund, Class I (a)	42,588	367,957
Vanguard Total Bond Market Index Fund, Admiral Shares	5,058	49,117
		1,739,602

TOTAL MUTUAL FUNDS (Cost $21,957,139)		20,565,391

TOTAL LONG-TERM INVESTMENTS (Cost $21,957,139)		20,565,391

TOTAL INVESTMENTS — 100.0% (Cost $21,957,139) (b)		20,565,391

Other Assets/(Liabilities) — (0.0)%		(6,589)

NET ASSETS — 100.0%		$20,558,802

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

23

MassMutual RetireSMARTSM by JPMorgan 2065 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.8%
Diversified Financial Services — 99.8%
Equity Funds — 91.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	3,244	$49,994
JPMorgan Large Cap Value Fund, Class R6	1,708	31,020
MassMutual Blue Chip Growth Fund, Class I (a)	3,459	66,751
MassMutual Diversified Value Fund, Class I (a)	2,414	26,462
MassMutual Equity Opportunities Fund, Class I (a)	2,707	44,158
MassMutual Fundamental Value Fund, Class I (a)	3,781	30,968
MassMutual Growth Opportunities Fund, Class I (a)	4,605	22,290
MassMutual International Equity Fund, Class I (a)	7,210	59,341
MassMutual Mid Cap Growth Fund, Class I (a)	1,216	22,801
MassMutual Mid Cap Value Fund, Class I (a)	2,093	22,753
MassMutual Overseas Fund, Class I (a)	11,355	95,040
MassMutual Small Cap Growth Equity Fund, Class I (a)	1,282	16,765
MassMutual Small Cap Value Equity Fund, Class I (a)	2,568	22,320
MassMutual Strategic Emerging Markets Fund, Class I (a)	2,699	27,012
MM Equity Asset Fund, Class I (a)	31,736	221,516
Vanguard Developed Markets Index Fund, Admiral Shares	5,787	83,976
Vanguard Mid-Cap Index Fund, Admiral Shares	75	19,695
Vanguard Real Estate Index Fund, Admiral Shares	161	18,966
Vanguard Small-Cap Index Fund, Admiral Shares	186	16,912
		898,740

	Number of Shares	Value
Fixed Income Funds — 8.5%
JPMorgan Emerging Markets Debt Fund, Class R6	582	$3,437
JPMorgan U.S. Government Money Market Fund, Class IM	24,377	24,377
MassMutual Core Bond Fund, Class I (a)	1,026	9,363
MassMutual High Yield Fund, Class I (a)	1,100	8,368
MassMutual Strategic Bond Fund, Class I (a)	1,983	17,588
MassMutual Total Return Bond Fund, Class I (a)	2,031	17,549
Vanguard Total Bond Market Index Fund, Admiral Shares	243	2,364
		83,046

TOTAL MUTUAL FUNDS (Cost $996,182)		981,786

TOTAL LONG-TERM INVESTMENTS (Cost $996,182)		981,786

TOTAL INVESTMENTS — 99.8% (Cost $996,182) (b)		981,786

Other Assets/(Liabilities) — 0.2%		2,421

NET ASSETS — 100.0%		$984,207

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

24

MassMutual Select T. Rowe Price Retirement Balanced Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 39.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,985,554	$20,153,373
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	2,461,531	28,061,456
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	284,979	3,188,915
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	825,007	9,471,085
MM S&P 500 Index Fund, Class I (a)	493,281	6,891,129
		67,765,958
Fixed Income Funds — 60.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	4,188,041	35,556,468
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	980,125	7,105,905
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	3,650,424	33,547,394
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,017,506	5,687,860
State Street Institutional U.S. Government Money Market Fund	5,670,771	5,670,771
T. Rowe Price Dynamic Global Bond Fund, Class I	810,851	6,851,690

	Number of Shares	Value
T. Rowe Price Institutional Floating Rate Fund	339,859	$3,150,494
T. Rowe Price Institutional High Yield Fund	856,707	6,433,866
		104,004,448

TOTAL MUTUAL FUNDS (Cost $196,616,227)		171,770,406

TOTAL LONG-TERM INVESTMENTS (Cost $196,616,227)		171,770,406

TOTAL INVESTMENTS — 100.0% (Cost $196,616,227) (b)		171,770,406

Other Assets/(Liabilities) — (0.0)%		(59,801)

NET ASSETS — 100.0%		$171,710,605

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

25

MassMutual Select T. Rowe Price Retirement 2005 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 42.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	252,666	$2,564,563
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	317,296	3,617,175
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	37,301	417,400
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	105,531	1,211,496
MM S&P 500 Index Fund, Class I (a)	63,913	892,864
		8,703,498
Fixed Income Funds — 57.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	502,355	4,264,994
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	112,181	813,311
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	370,096	3,401,184
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	126,094	704,867
State Street Institutional U.S. Government Money Market Fund	782,725	782,725
T. Rowe Price Dynamic Global Bond Fund, Class I	95,179	804,264

	Number of Shares	Value
T. Rowe Price Institutional Floating Rate Fund	40,882	$378,975
T. Rowe Price Institutional High Yield Fund	99,693	748,695
		11,899,015

TOTAL MUTUAL FUNDS (Cost $23,567,527)		20,602,513

TOTAL LONG-TERM INVESTMENTS (Cost $23,567,527)		20,602,513

TOTAL INVESTMENTS — 100.0% (Cost $23,567,527) (b)		20,602,513

Other Assets/(Liabilities) — (0.0)%		(4,223)

NET ASSETS — 100.0%		$20,598,290

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

26

MassMutual Select T. Rowe Price Retirement 2010 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 45.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,391,519	$14,123,921
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,742,509	19,864,606
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	206,574	2,311,561
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	590,971	6,784,346
MM S&P 500 Index Fund, Class I (a)	347,810	4,858,905
		47,943,339
Fixed Income Funds — 54.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,449,409	20,795,482
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	547,792	3,971,491
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,660,567	15,260,612
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	636,846	3,559,970
State Street Institutional U.S. Government Money Market Fund	3,731,813	3,731,813

	Number of Shares	Value
T. Rowe Price Dynamic Global Bond Fund, Class I	470,107	$3,972,405
T. Rowe Price Institutional Floating Rate Fund	192,319	1,782,795
T. Rowe Price Institutional High Yield Fund	485,905	3,649,145
		56,723,713

TOTAL MUTUAL FUNDS (Cost $120,962,840)		104,667,052

TOTAL LONG-TERM INVESTMENTS (Cost $120,962,840)		104,667,052

TOTAL INVESTMENTS — 100.0% (Cost $120,962,840) (b)		104,667,052

Other Assets/(Liabilities) — (0.0)%		(39,075)

NET ASSETS — 100.0%		$104,627,977

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

27

MassMutual Select T. Rowe Price Retirement 2015 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 48.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,578,986	$16,026,711
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,963,070	22,378,994
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	234,830	2,627,743
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	665,226	7,636,797
MM S&P 500 Index Fund, Class I (a)	393,676	5,499,656
		54,169,901
Fixed Income Funds — 51.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,523,888	21,427,805
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	548,077	3,973,557
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,521,163	13,979,491
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	673,312	3,763,815
State Street Institutional U.S. Government Money Market Fund	4,153,517	4,153,517

	Number of Shares	Value
T. Rowe Price Dynamic Global Bond Fund, Class I	483,259	$4,083,540
T. Rowe Price Institutional Floating Rate Fund	195,103	1,808,605
T. Rowe Price Institutional High Yield Fund	495,457	3,720,882
		56,911,212

TOTAL MUTUAL FUNDS (Cost $127,103,821)		111,081,113

TOTAL LONG-TERM INVESTMENTS (Cost $127,103,821)		111,081,113

TOTAL INVESTMENTS — 100.0% (Cost $127,103,821) (b)		111,081,113

Other Assets/(Liabilities) — (0.0)%		(32,772)

NET ASSETS — 100.0%		$111,048,341

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

28

MassMutual Select T. Rowe Price Retirement 2020 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 52.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	7,988,880	$81,087,132
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	10,085,308	114,972,513
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,161,090	12,992,603
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	3,384,131	38,849,822
MM S&P 500 Index Fund, Class I (a)	1,897,498	26,508,044
		274,410,114
Fixed Income Funds — 47.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	11,396,165	96,753,440
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,454,101	17,792,230
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	6,100,148	56,060,364
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	3,162,740	17,679,714
State Street Institutional U.S. Government Money Market Fund	20,134,498	20,134,498

	Number of Shares	Value
T. Rowe Price Dynamic Global Bond Fund, Class I	2,183,325	$18,449,094
T. Rowe Price Institutional Floating Rate Fund	876,408	8,124,299
T. Rowe Price Institutional High Yield Fund	2,211,492	16,608,306
		251,601,945

TOTAL MUTUAL FUNDS (Cost $595,429,438)		526,012,059

TOTAL LONG-TERM INVESTMENTS (Cost $595,429,438)		526,012,059

TOTAL INVESTMENTS — 100.0% (Cost $595,429,438) (b)		526,012,059

Other Assets/(Liabilities) — (0.0)%		(246,180)

NET ASSETS — 100.0%		$525,765,879

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

29

MassMutual Select T. Rowe Price Retirement 2025 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 58.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	9,309,518	$94,491,609
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	12,019,926	137,027,151
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,395,058	15,610,703
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	3,988,655	45,789,757
MM S&P 500 Index Fund, Class I (a)	2,173,640	30,365,752
		323,284,972
Fixed Income Funds — 41.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	10,625,636	90,211,647
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,072,168	15,023,217
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,421,191	40,630,749
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	3,432,920	19,190,024
State Street Institutional U.S. Government Money Market Fund	21,995,227	21,995,227

	Number of Shares	Value
T. Rowe Price Dynamic Global Bond Fund, Class I	2,021,501	$17,081,682
T. Rowe Price Institutional Floating Rate Fund	772,370	7,159,867
T. Rowe Price Institutional High Yield Fund	1,912,762	14,364,841
		225,657,254

TOTAL MUTUAL FUNDS (Cost $623,703,246)		548,942,226

TOTAL LONG-TERM INVESTMENTS (Cost $623,703,246)		548,942,226

TOTAL INVESTMENTS — 100.0% (Cost $623,703,246) (b)		548,942,226

Other Assets/(Liabilities) — (0.0)%		(236,231)

NET ASSETS — 100.0%		$548,705,995

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

30

MassMutual Select T. Rowe Price Retirement 2030 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 69.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	25,929,566	$263,185,097
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	33,264,525	379,215,587
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	3,856,993	43,159,751
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	11,149,974	128,001,702
MM S&P 500 Index Fund, Class I (a)	5,937,752	82,950,396
		896,512,533
Fixed Income Funds — 30.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	20,069,962	170,393,982
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	3,205,231	23,237,926
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	3,593,417	33,023,503
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	8,169,286	45,666,307
State Street Institutional U.S. Government Money Market Fund	50,604,033	50,604,033

	Number of Shares	Value
T. Rowe Price Dynamic Global Bond Fund, Class I	3,760,898	$31,779,585
T. Rowe Price Institutional Floating Rate Fund	1,290,684	11,964,644
T. Rowe Price Institutional High Yield Fund	3,115,521	23,397,567
		390,067,547

TOTAL MUTUAL FUNDS (Cost $1,412,453,873)		1,286,580,080

TOTAL LONG-TERM INVESTMENTS (Cost $1,412,453,873)		1,286,580,080

TOTAL INVESTMENTS — 100.1% (Cost $1,412,453,873) (b)		1,286,580,080

Other Assets/(Liabilities) — (0.1)%		(649,516)

NET ASSETS — 100.0%		$1,285,930,564

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

31

MassMutual Select T. Rowe Price Retirement 2035 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 80.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	16,280,256	$165,244,601
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	20,900,479	238,265,466
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,405,533	26,917,916
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,929,483	79,550,463
MM S&P 500 Index Fund, Class I (a)	3,952,205	55,212,303
		565,190,749
Fixed Income Funds — 19.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	7,095,499	60,240,782
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	901,337	6,534,695
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	5,938	54,567
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	3,529,656	19,730,778
State Street Institutional U.S. Government Money Market Fund	26,385,285	26,385,285

	Number of Shares	Value
T. Rowe Price Dynamic Global Bond Fund, Class I	1,317,019	$11,128,807
T. Rowe Price Institutional Floating Rate Fund	401,261	3,719,694
T. Rowe Price Institutional High Yield Fund	928,837	6,975,566
		134,770,174

TOTAL MUTUAL FUNDS (Cost $772,050,055)		699,960,923

TOTAL LONG-TERM INVESTMENTS (Cost $772,050,055)		699,960,923

TOTAL INVESTMENTS — 100.0% (Cost $772,050,055) (b)		699,960,923

Other Assets/(Liabilities) — (0.0)%		(334,869)

NET ASSETS — 100.0%		$699,626,054

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

32

MassMutual Select T. Rowe Price Retirement 2040 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 89.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	30,661,804	$311,217,311
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	38,790,311	442,209,550
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	4,494,723	50,295,945
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	13,055,530	149,877,487
MM S&P 500 Index Fund, Class I (a)	7,577,123	105,852,415
		1,059,452,708
Fixed Income Funds — 10.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	5,465,332	46,400,666
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	365,299	2,648,417
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	26,617	244,609
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	3,126,221	17,475,577
State Street Institutional U.S. Government Money Market Fund	39,748,490	39,748,490

	Number of Shares	Value
T. Rowe Price Dynamic Global Bond Fund, Class I	977,720	$8,261,737
T. Rowe Price Institutional Floating Rate Fund	169,072	1,567,302
T. Rowe Price Institutional High Yield Fund	658,423	4,944,754
		121,291,552

TOTAL MUTUAL FUNDS (Cost $1,281,791,046)		1,180,744,260

TOTAL LONG-TERM INVESTMENTS (Cost $1,281,791,046)		1,180,744,260

TOTAL INVESTMENTS — 100.1% (Cost $1,281,791,046) (b)		1,180,744,260

Other Assets/(Liabilities) — (0.1)%		(628,124)

NET ASSETS — 100.0%		$1,180,116,136

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

33

MassMutual Select T. Rowe Price Retirement 2045 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 94.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	15,421,472	$156,527,936
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	19,355,158	220,648,807
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,238,825	25,052,457
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,513,224	74,771,815
MM S&P 500 Index Fund, Class I (a)	3,967,578	55,427,063
		532,428,078
Fixed Income Funds — 5.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,008,850	8,565,138
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	7,470	68,649
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	671,104	3,751,471
State Street Institutional U.S. Government Money Market Fund	15,695,704	15,695,705

	Number of Shares	Value
T. Rowe Price Dynamic Global Bond Fund, Class I	156,925	$1,326,016
		29,406,979

TOTAL MUTUAL FUNDS (Cost $616,971,177)		561,835,057

TOTAL LONG-TERM INVESTMENTS (Cost $616,971,177)		561,835,057

TOTAL INVESTMENTS — 100.0% (Cost $616,971,177) (b)		561,835,057

Other Assets/(Liabilities) — (0.0)%		(276,987)

NET ASSETS — 100.0%		$561,558,070

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

34

MassMutual Select T. Rowe Price Retirement 2050 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial Services — 100.1%
Equity Funds — 96.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	23,025,113	$233,704,901
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	28,888,777	329,332,062
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	3,331,336	37,277,646
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	9,699,071	111,345,336
MM S&P 500 Index Fund, Class I (a)	5,970,500	83,407,878
		795,067,823
Fixed Income Funds — 3.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	643,322	5,461,801
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	11,669	107,239
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	386,844	2,162,459
State Street Institutional U.S. Government Money Market Fund	21,808,741	21,808,741

	Number of Shares	Value
T. Rowe Price Dynamic Global Bond Fund, Class I	109,357	$924,068
		30,464,308

TOTAL MUTUAL FUNDS (Cost $898,223,566)		825,532,131

TOTAL LONG-TERM INVESTMENTS (Cost $898,223,566)		825,532,131

TOTAL INVESTMENTS — 100.1% (Cost $898,223,566) (b)		825,532,131

Other Assets/(Liabilities) — (0.1)%		(445,974)

NET ASSETS — 100.0%		$825,086,157

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

35

MassMutual Select T. Rowe Price Retirement 2055 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 96.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	10,051,399	$102,021,697
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	12,573,222	143,334,731
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,453,035	16,259,464
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,245,756	48,741,277
MM S&P 500 Index Fund, Class I (a)	2,558,472	35,741,849
		346,099,018
Fixed Income Funds — 3.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	248,726	2,111,681
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	2,508	23,049
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	169,938	949,952
State Street Institutional U.S. Government Money Market Fund	7,817,484	7,817,484

	Number of Shares	Value
T. Rowe Price Dynamic Global Bond Fund, Class I	49,004	$414,082
		11,316,248

TOTAL MUTUAL FUNDS (Cost $394,371,302)		357,415,266

TOTAL LONG-TERM INVESTMENTS (Cost $394,371,302)		357,415,266

TOTAL INVESTMENTS — 100.0% (Cost $394,371,302) (b)		357,415,266

Other Assets/(Liabilities) — (0.0)%		(177,429)

NET ASSETS — 100.0%		$357,237,837

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

36

MassMutual Select T. Rowe Price Retirement 2060 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 97.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	5,003,638	$50,786,928
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	6,268,244	71,457,982
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	727,407	8,139,680
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,111,569	24,240,818
MM S&P 500 Index Fund, Class I (a)	1,275,133	17,813,607
		172,439,015
Fixed Income Funds — 3.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	131,145	1,113,423
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,207	11,091
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	84,689	473,413
State Street Institutional U.S. Government Money Market Fund	3,713,275	3,713,275

	Number of Shares	Value
T. Rowe Price Dynamic Global Bond Fund, Class I	23,080	$195,029
		5,506,231

TOTAL MUTUAL FUNDS (Cost $198,645,894)		177,945,246

TOTAL LONG-TERM INVESTMENTS (Cost $198,645,894)		177,945,246

TOTAL INVESTMENTS — 100.1% (Cost $198,645,894) (b)		177,945,246

Other Assets/(Liabilities) — (0.1)%		(88,961)

NET ASSETS — 100.0%		$177,856,285

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

37

MassMutual Select T. Rowe Price Retirement 2065 Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.2%
Equity Funds — 96.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	27,383	$277,939
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	34,240	390,333
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	4,016	44,941
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	11,542	132,499
MM S&P 500 Index Fund, Class I (a)	7,029	98,198
		943,910
Fixed Income Funds — 3.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	687	5,835
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	520	2,906
State Street Institutional U.S. Government Money Market Fund	20,956	20,956

	Number of Shares	Value
T. Rowe Price Dynamic Global Bond Fund, Class I	132	$1,115
		30,812

TOTAL MUTUAL FUNDS (Cost $991,229)		974,722

TOTAL LONG-TERM INVESTMENTS (Cost $991,229)		974,722

TOTAL INVESTMENTS — 99.2% (Cost $991,229) (b)		974,722

Other Assets/(Liabilities) — 0.8%		7,700

NET ASSETS — 100.0%		$982,422

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

38

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Funds – Financial Statements
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MassMutual 20/80 Allocation Fund	MassMutual 40/60 Allocation Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$25,106,230	$27,816,007
Investments, at value - affiliated issuers (Note 2 & 7) (b)	147,044,365	153,636,478
Total investments	172,150,595	181,452,485
Receivables from:
Investments sold
Regular delivery	906,213	1,055,137
Fund shares sold	81,932	162,915
Investment adviser (Note 3)	17,833	14,704
Dividends	100,277	80,331
Prepaid expenses	55,018	55,194
Total assets	173,311,868	182,820,766
Liabilities:
Payables for:
Investments purchased
Regular delivery	1,040,452	1,232,938
Fund shares repurchased	1,775	55,344
Trustees’ fees and expenses (Note 3)	22,408	36,704
Affiliates (Note 3):
Administration fees	68,776	70,723
Service fees	13,973	62,190
Distribution fees	2,644	9,370
Accrued expense and other liabilities	51,082	54,618
Total liabilities	1,201,110	1,521,887
Net assets	$172,110,758	$181,298,879
Net assets consist of:
Paid-in capital	$197,652,349	$208,071,698
Accumulated earnings (loss)	(25,541,591)	(26,772,819)
Net assets	$172,110,758	$181,298,879

(a)	Cost of investments - unaffiliated issuers:	$26,667,806	$28,979,265
(b)	Cost of investments - affiliated issuers:	$165,966,350	$176,583,816

The accompanying notes are an integral part of the financial statements.

40

MassMutual 60/40 Allocation Fund	MassMutual 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund	MassMutual RetireSMART by JPMorgan 2030 Fund

$27,621,383	$21,510,148	$20,742,942	$40,166,480	$32,722,933	$75,467,971
144,053,429	106,331,138	65,530,785	127,179,603	118,483,767	271,028,360
171,674,812	127,841,286	86,273,727	167,346,083	151,206,700	346,496,331

1,427,607	1,249,381	799,605	1,565,295	1,364,771	3,289,606
90,859	73,381	46,674	146,215	114,962	432,488
15,077	15,237	25,361	17,301	22,289	13,655
51,082	19,663	71,562	139,773	109,683	178,501
54,954	54,954	63,759	64,626	66,596	64,058
173,314,391	129,253,902	87,280,688	169,279,293	152,885,001	350,474,639

1,417,012	1,298,214	746,224	1,785,044	1,372,417	3,819,631
142,561	34,746	163,625	57,301	192,092	70,052
30,002	11,391	34,017	59,187	16,219	58,929

69,452	57,536	53,909	62,201	60,025	87,031
40,437	31,325	22,710	45,169	45,140	81,071
6,196	9,337	9,951	22,200	25,890	47,804
51,561	40,665	70,724	77,557	65,777	86,824
1,757,221	1,483,214	1,101,160	2,108,659	1,777,560	4,251,342
$171,557,170	$127,770,688	$86,179,528	$167,170,634	$151,107,441	$346,223,297

$195,256,921	$145,515,814	$97,198,262	$190,471,652	$174,102,921	$396,350,653
(23,699,751)	(17,745,126)	(11,018,734)	(23,301,018)	(22,995,480)	(50,127,356)
$171,557,170	$127,770,688	$86,179,528	$167,170,634	$151,107,441	$346,223,297

$28,276,690	$20,596,730	$21,287,859	$41,232,202	$33,472,594	$76,023,381
$163,111,633	$120,212,852	$74,390,081	$144,573,911	$134,838,514	$308,941,764

The accompanying notes are an integral part of the financial statements.

41

MassMutual Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MassMutual 20/80 Allocation Fund	MassMutual 40/60 Allocation Fund
Class I shares:
Net assets	$13,569,022	$30,444,374
Shares outstanding (a)	1,583,100	3,664,158
Net asset value, offering price and redemption price per share	$8.57	$8.31
Class R5 shares:
Net assets	$2,697,634	$5,969,360
Shares outstanding (a)	315,026	717,215
Net asset value, offering price and redemption price per share	$8.56	$8.32
Service Class shares:
Net assets	$114,650,952	$14,578,303
Shares outstanding (a)	13,392,911	1,740,676
Net asset value, offering price and redemption price per share	$8.56	$8.38
Administrative Class shares:
Net assets	$20,157,919	$29,909,107
Shares outstanding (a)	2,345,303	3,570,685
Net asset value, offering price and redemption price per share	$8.60	$8.38
Class R4 shares:
Net assets	$3,020,252	$37,473,662
Shares outstanding (a)	345,141	4,527,827
Net asset value, offering price and redemption price per share	$8.75	$8.28
Class A shares:
Net assets	$14,123,166	$47,769,520
Shares outstanding (a)	1,632,650	5,676,702
Net asset value, and redemption price per share	8.65	8.42
Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.15	$8.91
Class R3 shares:
Net assets	$3,793,091	$15,055,910
Shares outstanding (a)	447,241	1,824,584
Net asset value, offering price and redemption price per share	$8.48	$8.25
Class Y shares: (b)
Net assets	$98,722	$98,643
Shares outstanding (a)	11,534	11,848
Net asset value, offering price and redemption price per share	$8.56	$8.33

(a)	Authorized unlimited number of shares with no par value.
(b)	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

42

MassMutual 60/40 Allocation Fund	MassMutual 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund	MassMutual RetireSMART by JPMorgan 2030 Fund

$31,885,190	$37,524,218	$15,348,515	$39,580,967	$45,720,043	$63,976,493
3,963,941	4,226,600	1,613,035	3,827,904	4,591,667	6,267,836
$8.04	$8.88	$9.52	$10.34	$9.96	$10.21

$8,938,308	$3,613,841	$4,163,571	$25,260,472	$1,523,544	$77,956,589
1,109,920	406,042	435,858	2,447,557	151,007	7,682,596
$8.05	$8.90	$9.55	$10.32	$10.09	$10.15

$23,084,595	$16,107,244	$6,584,120	$9,349,314	$4,185,429	$16,813,891
2,850,054	1,807,340	687,838	897,472	418,607	1,640,510
$8.10	$8.91	$9.57	$10.42	$10.00	$10.25

$43,427,449	$19,928,718	$23,608,150	$21,241,736	$27,084,271	$56,642,463
5,355,700	2,234,401	2,466,417	2,046,804	2,724,513	5,548,687
$8.11	$8.92	$9.57	$10.38	$9.94	$10.21

$8,789,701	$13,259,240	$10,005,308	$16,995,235	$21,687,841	$25,478,781
1,094,945	1,515,081	1,065,348	1,683,360	2,222,902	2,546,969
$8.03	$8.75	$9.39	$10.10	$9.76	$10.00

$45,144,974	$22,209,036	$10,529,340	$19,542,352	$9,376,763	$28,165,006
5,532,279	2,489,051	1,100,757	1,891,600	941,518	2,773,431
8.16	8.92	9.57	10.33	9.96	10.16
$8.63	$9.44	$10.13	$10.93	$10.54	$10.75

$10,188,383	$15,029,925	$15,940,524	$35,200,558	$41,529,550	$77,190,074
1,274,527	1,728,036	1,712,443	3,561,746	4,265,707	7,891,198
$7.99	$8.70	$9.31	$9.88	$9.74	$9.78

$98,570	$98,466	$—	$—	$—	$—
12,240	11,062	—	—	—	—
$8.05	$8.90	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

43

MassMutual Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MassMutual RetireSMART by JPMorgan 2035 Fund	MassMutual RetireSMART by JPMorgan 2040 Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$33,590,109	$60,648,972
Investments, at value - affiliated issuers (Note 2 & 7) (b)	120,930,928	199,387,863
Total investments	154,521,037	260,036,835
Receivables from:
Investments sold
Regular delivery	4,378,225	2,777,936
Fund shares sold	122,029	452,587
Investment adviser (Note 3)	17,208	16,062
Dividends	49,257	69,499
Prepaid expenses	66,596	64,132
Total assets	159,154,352	263,417,051
Liabilities:
Payables for:
Investments purchased
Regular delivery	1,832,852	2,837,228
Fund shares repurchased	2,695,312	452,861
Trustees’ fees and expenses (Note 3)	18,065	36,715
Affiliates (Note 3):
Administration fees	59,806	74,830
Service fees	46,159	52,475
Distribution fees	28,956	31,101
Accrued expense and other liabilities	58,725	67,734
Total liabilities	4,739,875	3,552,944
Net assets	$154,414,477	$259,864,107
Net assets consist of:
Paid-in capital	$175,497,667	$290,098,802
Accumulated earnings (loss)	(21,083,190)	(30,234,695)
Net assets	$154,414,477	$259,864,107

(a)	Cost of investments - unaffiliated issuers:	$33,207,508	$59,667,664
(b)	Cost of investments - affiliated issuers:	$137,072,548	$228,483,206

The accompanying notes are an integral part of the financial statements.

44

MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund	MassMutual RetireSMART by JPMorgan 2065 Fund

$28,677,153	$48,230,214	$15,768,963	$5,231,268	$250,741
86,449,630	141,455,892	46,243,138	15,334,123	731,045
115,126,783	189,686,106	62,012,101	20,565,391	981,786

1,648,660	2,549,734	850,248	309,503	18,689
120,600	491,614	135,356	32,977	—
21,813	21,409	26,095	25,985	13,307
20,912	28,139	9,183	3,027	583
66,596	62,589	59,388	47,657	—
117,005,364	192,839,591	63,092,371	20,984,540	1,014,365

1,425,660	2,908,682	963,008	328,901	11,826
356,217	151,708	24,086	9,128	—
11,036	19,823	3,006	926	220

55,635	65,512	48,195	40,975	6,215
36,008	36,092	20,034	1,963	157
21,926	20,655	14,558	1,017	—
49,278	53,562	42,388	42,828	11,740
1,955,760	3,256,034	1,115,275	425,738	30,158
$115,049,604	$189,583,557	$61,977,096	$20,558,802	$984,207

$129,634,746	$210,726,497	$70,019,229	$23,385,558	$1,000,000
(14,585,142)	(21,142,940)	(8,042,133)	(2,826,756)	(15,793)
$115,049,604	$189,583,557	$61,977,096	$20,558,802	$984,207

$28,108,661	$47,321,512	$15,469,701	$5,154,237	$259,549
$98,414,985	$161,473,625	$52,255,269	$16,802,902	$736,633

The accompanying notes are an integral part of the financial statements.

45

MassMutual Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MassMutual RetireSMART by JPMorgan 2035 Fund	MassMutual RetireSMART by JPMorgan 2040 Fund
Class I shares:
Net assets	$47,177,895	$53,649,073
Shares outstanding (a)	4,635,420	5,230,483
Net asset value, offering price and redemption price per share	$10.18	$10.26
Class R5 shares:
Net assets	$1,929,108	$55,164,759
Shares outstanding (a)	189,003	5,380,053
Net asset value, offering price and redemption price per share	$10.21	$10.25
Service Class shares:
Net assets	$6,048,449	$13,850,894
Shares outstanding (a)	583,069	1,341,092
Net asset value, offering price and redemption price per share	$10.37	$10.33
Administrative Class shares:
Net assets	$23,969,098	$52,169,425
Shares outstanding (a)	2,325,453	5,089,934
Net asset value, offering price and redemption price per share	$10.31	$10.25
Class R4 shares:
Net assets	$20,219,352	$17,890,412
Shares outstanding (a)	2,000,523	1,785,597
Net asset value, offering price and redemption price per share	$10.11	$10.02
Class A shares:
Net assets	$8,061,313	$16,987,611
Shares outstanding (a)	785,015	1,666,019
Net asset value, and redemption price per share	10.27	10.20
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.87	$10.79
Class R3 shares:
Net assets	$47,009,262	$50,151,933
Shares outstanding (a)	4,671,352	5,134,882
Net asset value, offering price and redemption price per share	$10.06	$9.77

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

46

MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund	MassMutual RetireSMART by JPMorgan 2065 Fund

$30,825,450	$31,620,779	$14,770,391	$12,729,188	$393,827
3,063,450	4,208,121	1,689,429	1,467,306	40,000
$10.06	$7.51	$8.74	$8.68	$9.85

$828,659	$50,241,183	$477,050	$193,745	$98,441
82,271	6,698,942	54,461	22,318	10,000
$10.07	$7.50	$8.76	$8.68	$9.84

$3,083,116	$5,374,448	$3,100,801	$1,747,016	$98,425
305,714	709,355	352,567	202,251	10,000
$10.08	$7.58	$8.79	$8.64	$9.84

$21,155,990	$42,634,177	$10,975,182	$2,559,321	$98,410
2,113,072	5,670,509	1,260,124	297,464	10,000
$10.01	$7.52	$8.71	$8.60	$9.84

$16,276,518	$15,740,287	$7,682,989	$1,205,506	$98,386
1,662,123	2,130,410	888,319	140,108	10,000
$9.79	$7.39	$8.65	$8.60	$9.84

$6,910,661	$9,783,818	$1,425,524	$393,787	$98,371
692,538	1,306,066	160,436	45,577	10,000
9.98	7.49	8.89	8.64	9.84
$10.56	$7.93	$9.41	$9.14	$10.41

$35,969,210	$34,188,865	$23,545,159	$1,730,239	$98,347
3,687,487	4,680,438	2,741,045	201,900	10,000
$9.75	$7.30	$8.59	$8.57	$9.83

The accompanying notes are an integral part of the financial statements.

47

MassMutual Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$22,106,821	$2,714,659
Investments, at value - affiliated issuers (Note 2 & 7) (b)	149,663,585	17,887,854
Total investments	171,770,406	20,602,513
Receivables from:
Investments sold
Regular delivery	75,000	15,000
Fund shares sold	116,525	15,938
Dividends	110,713	15,494
Total assets	172,072,644	20,648,945
Liabilities:
Payables for:
Investments purchased
Regular delivery	234,121	33,622
Fund shares repurchased	62,243	8,667
Affiliates (Note 3):
Investment advisory fees	56,470	5,290
Service fees	7,007	2,140
Distribution fees	2,198	936
Total liabilities	362,039	50,655
Net assets	$171,710,605	$20,598,290
Net assets consist of:
Paid-in capital	$195,128,169	$24,688,934
Accumulated earnings (loss)	(23,417,564)	(4,090,644)
Net assets	$171,710,605	$20,598,290

(a)	Cost of investments - unaffiliated issuers:	$24,026,030	$2,925,870
(b)	Cost of investments - affiliated issuers:	$172,590,197	$20,641,657

The accompanying notes are an integral part of the financial statements.

48

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retiremaent 2030 Fund	MassMutual Select T. Rowe Price Retiremaent 2035 Fund

$13,136,158	$13,766,544	$63,316,197	$60,601,617	$117,745,829	$48,209,352
91,530,894	97,314,569	462,695,862	488,340,609	1,168,834,251	651,751,571
104,667,052	111,081,113	526,012,059	548,942,226	1,286,580,080	699,960,923

25,000	455,241	600,000	650,000	600,000	1,100,000
24,275	40,179	422,108	495,172	1,219,833	730,998
65,359	68,866	310,629	296,096	556,461	218,850
104,781,686	111,645,399	527,344,796	550,383,494	1,288,956,374	702,010,771

99,316	183,865	1,035,660	1,173,498	2,117,911	1,851,983
10,117	375,100	286,986	257,415	239,783	185,948

27,750	32,678	168,838	175,507	473,434	252,905
11,431	4,237	65,522	52,800	147,187	70,460
5,095	1,178	21,911	18,279	47,495	23,421
153,709	597,058	1,578,917	1,677,499	3,025,810	2,384,717
$104,627,977	$111,048,341	$525,765,879	$548,705,995	$1,285,930,564	$699,626,054

$120,941,894	$127,108,904	$592,444,859	$614,365,845	$1,372,962,085	$741,324,546
(16,313,917)	(16,060,563)	(66,678,980)	(65,659,850)	(87,031,521)	(41,698,492)
$104,627,977	$111,048,341	$525,765,879	$548,705,995	$1,285,930,564	$699,626,054

$14,185,105	$14,871,175	$68,436,424	$65,184,672	$125,160,685	$50,470,605
$106,777,735	$112,232,646	$526,993,014	$558,518,574	$1,287,293,188	$721,579,450

The accompanying notes are an integral part of the financial statements.

49

MassMutual Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Class I shares:
Net assets	$23,195,339	$10,867,498
Shares outstanding (a)	1,736,996	876,935
Net asset value, offering price and redemption price per share	$13.35	$12.39
Class M5 shares:
Net assets	$137,088,873	$6,189,341
Shares outstanding (a)	10,243,962	500,251
Net asset value, offering price and redemption price per share	$13.38	$12.37
Class M4 shares:
Net assets	$7,804,179	$2,009,243
Shares outstanding (a)	580,884	161,929
Net asset value, offering price and redemption price per share	$13.44	$12.41
Class M3 shares:
Net assets	$3,622,214	$1,532,208
Shares outstanding (a)	269,933	124,337
Net asset value, offering price and redemption price per share	$13.42	$12.32

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

50

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund	MassMutual Select T. Rowe Price Retirement 2035 Fund

$65,925,702	$64,998,752	$284,976,971	$386,090,009	$707,342,600	$482,759,396
5,136,696	4,927,019	22,053,127	28,503,644	50,416,534	32,738,728
$12.83	$13.19	$12.92	$13.55	$14.03	$14.75

$20,800,793	$39,372,049	$136,975,636	$78,069,045	$338,910,859	$101,273,003
1,620,915	2,987,101	10,593,113	5,760,796	24,140,449	6,866,791
$12.83	$13.18	$12.93	$13.55	$14.04	$14.75

$10,182,316	$4,913,269	$69,619,087	$55,332,426	$162,541,370	$77,242,547
790,274	369,982	5,373,585	4,079,257	11,567,129	5,237,140
$12.88	$13.28	$12.96	$13.56	$14.05	$14.75

$7,719,166	$1,764,271	$34,194,185	$29,214,515	$77,135,735	$38,351,108
600,108	131,452	2,636,493	2,154,875	5,484,206	2,599,630
$12.86	$13.42	$12.97	$13.56	$14.07	$14.75

The accompanying notes are an integral part of the financial statements.

51

MassMutual Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2040 Fund	MassMutual Select T. Rowe Price Retirement 2045 Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$54,522,283	$17,021,721
Investments, at value - affiliated issuers (Note 2 & 7) (b)	1,126,221,977	544,813,336
Total investments	1,180,744,260	561,835,057
Receivables from:
Investments sold
Regular delivery	1,350,000	500,000
Fund shares sold	1,001,724	742,282
Investment adviser (Note 3)	—	—
Dividends	221,446	63,379
Total assets	1,183,317,430	563,140,718
Liabilities:
Payables for:
Investments purchased
Regular delivery	1,986,146	918,918
Fund shares repurchased	569,704	376,399
Affiliates (Note 3):
Investment advisory fees	470,177	216,283
Service fees	130,878	52,956
Distribution fees	44,389	18,092
Total liabilities	3,201,294	1,582,648
Net assets	$1,180,116,136	$561,558,070
Net assets consist of:
Paid-in capital	$1,220,372,333	$584,594,388
Accumulated earnings (loss)	(40,256,197)	(23,036,318)
Net assets	$1,180,116,136	$561,558,070

(a)	Cost of investments - unaffiliated issuers:	$56,052,070	$17,207,282
(b)	Cost of investments - affiliated issuers:	$1,225,738,976	$599,763,895

The accompanying notes are an integral part of the financial statements.

52

MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund	MassMutual Select T. Rowe Price Retirement 2065 Fund

$22,732,809	$8,231,566	$3,908,304	$22,071
802,799,322	349,183,700	174,036,942	952,651
825,532,131	357,415,266	177,945,246	974,722

600,000	200,000	100,000	5,011
1,025,761	665,048	598,458	—
—	—	—	3,728
84,030	29,656	14,630	159
827,241,922	358,309,970	178,658,334	983,620

1,084,198	842,339	483,483	1,081
612,342	44,382	223,732	—

346,788	140,372	72,322	—
81,518	32,020	17,337	117
30,919	13,020	5,175	—
2,155,765	1,072,133	802,049	1,198
$825,086,157	$357,237,837	$177,856,285	$982,422

$848,713,226	$372,545,997	$188,723,177	$1,000,000
(23,627,069)	(15,308,160)	(10,866,892)	(17,578)
$825,086,157	$357,237,837	$177,856,285	$982,422

$22,860,511	$8,288,545	$3,931,385	$22,054
$875,363,055	$386,082,757	$194,714,509	$969,175

The accompanying notes are an integral part of the financial statements.

53

MassMutual Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2040 Fund	MassMutual Select T. Rowe Price Retirement 2045 Fund
Class I shares:
Net assets	$647,354,778	$407,102,024
Shares outstanding (a)	43,769,444	26,553,934
Net asset value, offering price and redemption price per share	$14.79	$15.33
Class M5 shares:
Net assets	$318,407,459	$66,889,993
Shares outstanding (a)	21,510,918	4,357,273
Net asset value, offering price and redemption price per share	$14.80	$15.35
Class M4 shares:
Net assets	$142,189,385	$57,399,467
Shares outstanding (a)	9,605,578	3,739,968
Net asset value, offering price and redemption price per share	$14.80	$15.35
Class M3 shares:
Net assets	$72,164,514	$30,166,586
Shares outstanding (a)	4,875,259	1,965,287
Net asset value, offering price and redemption price per share	$14.80	$15.35

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

54

MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund	MassMutual Select T. Rowe Price Retirement 2065 Fund

$448,282,826	$272,203,117	$106,351,624	$687,837
29,339,600	17,460,956	6,678,559	70,000
$15.28	$15.59	$15.92	$9.83

$241,375,852	$31,989,405	$41,524,717	$98,234
15,785,733	2,045,780	2,612,223	10,000
$15.29	$15.64	$15.90	$9.82

$84,841,621	$31,207,721	$21,154,293	$98,195
5,538,296	1,998,759	1,333,638	10,000
$15.32	$15.61	$15.86	$9.82

$50,585,858	$21,837,594	$8,825,651	$98,156
3,313,089	1,403,945	557,546	10,000
$15.27	$15.55	$15.83	$9.82

The accompanying notes are an integral part of the financial statements.

55

MassMutual Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2023 (Unaudited)

	MassMutual 20/80 Allocation Fund	MassMutual 40/60 Allocation Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$405,624	$458,740
Dividends - affiliated issuers (Note 7)	3,395,422	3,138,327
Total investment income	3,801,046	3,597,067
Expenses (Note 3):
Custody fees	4,495	4,572
Audit and tax fees	21,608	21,608
Legal fees	2,920	3,218
Proxy fees	1,387	1,387
Accounting & Administration fees	18,948	18,946
Shareholder reporting fees	14,991	15,468
Trustees’ fees	6,203	7,014
Registration and filing fees	49,525	49,906
Transfer agent fees	1,493	1,493
	121,570	123,612
Administration fees:
Class R5	1,297	2,877
Service Class	109,327	13,877
Administrative Class	28,508	43,697
Class R4	2,982	35,205
Class A	22,507	71,170
Class R3	4,232	15,074
Class Y *	16	15
Distribution and Service fees:
Class R4	3,727	44,006
Class A	18,756	59,309
Class R3	10,579	37,685
Total expenses	323,501	446,527
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(6,999)	(12,204)
Class R5 fees reimbursed by adviser	(1,378)	(2,288)
Service Class fees reimbursed by adviser	(58,065)	(5,517)
Administrative Class fees reimbursed by adviser	(10,097)	(11,579)
Class R4 fees reimbursed by adviser	(1,583)	(14,018)
Class A fees reimbursed by adviser	(7,927)	(18,828)
Class R3 fees reimbursed by adviser	(2,233)	(5,985)
Class Y fees reimbursed by adviser *	(17)	(13)
Net expenses:	235,202	376,095
Net investment income (loss)	3,565,844	3,220,972
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	(75,288)	67,032
Investment transactions - affiliated issuers (Note 7)	(4,007,895)	(2,771,474)
Realized gain distributions - affiliated issuers (Note 7)	3,415,420	7,032,828
Net realized gain (loss)	(667,763)	4,328,386
Net change in unrealized appreciation/(depreciation) on:
Investment transactions - unaffiliated issuers	1,577,892	2,227,161
Investment transactions - affiliated issuers (Note 7)	7,474,738	6,483,728
Net change in unrealized appreciation/(depreciation)	9,052,630	8,710,889
Net realized gain (loss) and change in unrealized appreciation/(depreciation)	8,384,867	13,039,275
Net increase (decrease) in net assets resulting from operations	$11,950,711	$16,260,247

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

56

MassMutual 60/40 Allocation Fund	MassMutual 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund	MassMutual RetireSMART by JPMorgan 2030 Fund

$432,921	$358,803	$430,002	$839,912	$693,321	$1,596,862
2,566,011	1,581,826	1,548,924	3,022,588	2,577,337	5,064,430
2,998,932	1,940,629	1,978,926	3,862,500	3,270,658	6,661,292

3,855	3,997	6,673	6,410	5,913	6,028
21,592	21,592	21,608	21,318	21,592	21,608
2,994	2,161	1,464	3,049	2,632	5,724
1,387	1,387	1,387	1,387	1,387	1,387
18,946	18,946	18,948	18,947	18,946	18,940
15,223	14,060	25,181	18,279	15,521	21,032
6,418	4,464	3,685	7,264	5,635	12,790
49,481	49,480	50,538	51,182	50,742	50,691
1,493	1,493	1,493	1,493	1,493	1,493
121,389	117,580	130,977	129,329	123,861	139,693

4,315	1,694	2,001	12,287	642	37,159
22,032	14,675	6,357	9,289	4,052	16,525
61,717	28,541	35,182	31,434	39,073	80,897
8,623	12,849	9,758	16,443	21,581	24,425
68,808	32,859	15,778	30,374	13,616	41,570
9,630	14,628	16,036	35,455	40,590	75,057
15	15	—	—	—	—

10,779	16,061	12,198	20,553	26,976	30,531
57,340	27,382	13,148	25,311	11,346	34,641
24,075	36,569	40,090	88,638	101,475	187,642
388,723	302,853	281,525	399,113	383,212	668,140

(13,141)	(18,479)	(18,482)	(22,491)	(35,814)	(13,402)
(3,702)	(1,716)	(4,969)	(14,268)	(1,014)	(16,311)
(9,453)	(7,443)	(7,892)	(5,388)	(3,182)	(3,626)
(17,653)	(9,627)	(29,089)	(12,163)	(20,465)	(11,832)
(3,695)	(6,488)	(12,107)	(9,549)	(16,950)	(5,362)
(19,621)	(11,041)	(13,049)	(11,747)	(7,134)	(6,078)
(4,129)	(7,380)	(19,885)	(20,581)	(31,889)	(16,474)
(13)	(16)	—	—	—	—
317,316	240,663	176,052	302,926	266,764	595,055
2,681,616	1,699,966	1,802,874	3,559,574	3,003,894	6,066,237

(209,247)	(133,320)	16,549	18,550	(181,857)	(493,604)
(3,741,024)	(3,429,962)	(2,090,060)	(4,317,628)	(4,936,027)	(8,032,172)
9,939,291	9,241,105	2,341,321	4,560,405	5,225,675	14,903,747
5,989,020	5,677,823	267,810	261,327	107,791	6,377,971

2,678,135	2,618,447	1,241,472	2,439,598	3,088,148	8,362,040
7,444,335	6,394,212	4,026,855	8,114,811	9,045,784	18,246,994
10,122,470	9,012,659	5,268,327	10,554,409	12,133,932	26,609,034
16,111,490	14,690,482	5,536,137	10,815,736	12,241,723	32,987,005
$18,793,106	$16,390,448	$7,339,011	$14,375,310	$15,245,617	$39,053,242

The accompanying notes are an integral part of the financial statements.

57

MassMutual Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2023 (Unaudited)

	MassMutual RetireSMART by JPMorgan 2035 Fund	MassMutual RetireSMART by JPMorgan 2040 Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$773,739	$1,398,420
Dividends - affiliated issuers (Note 7)	1,844,515	2,683,204
Total investment income	2,618,254	4,081,624
Expenses (Note 3):
Custody fees	6,255	6,011
Audit and tax fees	21,608	21,608
Legal fees	2,546	4,179
Proxy fees	1,387	1,387
Accounting & Administration fees	18,939	18,938
Shareholder reporting fees	14,702	17,167
Trustees’ fees	5,217	9,211
Registration and filing fees	50,742	50,863
Transfer agent fees	1,493	1,493
	122,889	130,857
Administration fees:
Class R5	1,061	26,212
Service Class	6,623	13,058
Administrative Class	34,023	73,523
Class R4	19,574	17,022
Class A	11,502	24,494
Class R3	45,221	48,187
Distribution and Service fees:
Class R4	24,467	21,278
Class A	9,585	20,412
Class R3	113,052	120,468
Total expenses	387,997	495,511
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(26,343)	(16,798)
Class R5 fees reimbursed by adviser	(1,208)	(17,298)
Service Class fees reimbursed by adviser	(3,743)	(4,306)
Administrative Class fees reimbursed by adviser	(12,888)	(16,171)
Class R4 fees reimbursed by adviser	(11,122)	(5,619)
Class A fees reimbursed by adviser	(4,357)	(5,388)
Class R3 fees reimbursed by adviser	(25,670)	(15,889)
Net expenses:	302,666	414,042
Net investment income (loss)	2,315,588	3,667,582
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	36,919	(482,643)
Investment transactions - affiliated issuers (Note 7)	(5,374,869)	(5,705,014)
Realized gain distributions - affiliated issuers (Note 7)	8,235,014	15,264,148
Net realized gain (loss)	2,897,064	9,076,491
Net change in unrealized appreciation/(depreciation) on:
Investment transactions - unaffiliated issuers	3,849,737	7,819,392
Investment transactions - affiliated issuers (Note 7)	10,804,902	14,947,140
Net change in unrealized appreciation/(depreciation)	14,654,639	22,766,532
Net realized gain (loss) and change in unrealized appreciation/(depreciation)	17,551,703	31,843,023
Net increase (decrease) in net assets resulting from operations	$19,867,291	$35,510,605

+	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

58

MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund	MassMutual RetireSMART by JPMorgan 2065 Fund+

$651,295	$1,047,666	$350,805	$114,241	$1,386
1,064,354	1,663,562	561,601	189,348	88
1,715,649	2,711,228	912,406	303,589	1,474

5,951	6,042	6,706	7,271	2,362
21,608	21,608	21,592	21,592	9,699
1,857	2,905	962	323	118
1,387	1,387	1,387	1,387	281
18,939	18,939	18,939	18,939	6,207
12,987	15,414	14,562	13,830	3,361
3,827	6,016	2,026	683	220
50,740	50,183	50,005	54,002	2,155
1,493	1,493	1,493	1,493	493
118,789	123,987	117,672	119,520	24,896

465	23,219	299	97	16
3,433	5,107	3,041	1,489	31
29,569	59,009	15,199	3,343	47
16,045	14,268	6,962	1,077	31
10,046	14,021	2,031	551	47
33,916	31,781	22,496	1,507	31

20,056	17,835	8,702	1,346	39
8,372	11,684	1,693	459	39
84,789	79,453	56,241	3,767	78
325,480	380,364	234,336	133,156	25,255

(28,866)	(17,894)	(28,154)	(76,569)	(9,961)
(907)	(28,106)	(1,189)	(1,209)	(2,490)
(3,349)	(3,086)	(6,089)	(9,274)	(2,490)
(19,279)	(23,794)	(20,373)	(13,870)	(2,490)
(15,657)	(8,641)	(14,010)	(6,712)	(2,490)
(6,540)	(5,651)	(2,716)	(2,286)	(2,490)
(33,165)	(19,229)	(45,140)	(9,391)	(2,490)
217,717	273,963	116,665	13,845	354
1,497,932	2,437,265	795,741	289,744	1,120

24,359	(31,314)	(43,151)	(14,121)	(1,311)
(4,344,100)	(5,130,036)	(2,745,594)	(1,390,397)	(1,206)
7,340,419	11,927,892	4,028,708	1,358,706	—
3,020,678	6,766,542	1,239,963	(45,812)	(2,517)

3,532,556	5,623,957	1,911,568	623,274	(8,808)
8,759,470	11,788,267	4,911,193	2,042,254	(5,588)
12,292,026	17,412,224	6,822,761	2,665,528	(14,396)
15,312,704	24,178,766	8,062,724	2,619,716	(16,913)
$16,810,636	$26,616,031	$8,858,465	$2,909,460	$(15,793)

The accompanying notes are an integral part of the financial statements.

59

MassMutual Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2023 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$1,363,859	$207,167
Dividends - affiliated issuers (Note 7)	6,748,888	972,427
Total investment income	8,112,747	1,179,594
Expenses (Note 3):
Management fees:
Class I	41,812	32,747
Class M5	362,212	17,068
Class M4	20,619	5,533
Class M3	9,635	4,243
Distribution and Service fees:
Class M4	9,441	2,422
Class M3	8,823	3,715
Total expenses	452,542	65,728
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(12,215)	(10,928)
Class M5 fees reimbursed by adviser	(76,740)	(4,208)
Class M4 fees reimbursed by adviser	(4,368)	(1,363)
Class M3 fees reimbursed by adviser	(2,038)	(1,045)
Net expenses:	357,181	48,184
Net investment income (loss)	7,755,566	1,131,410
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	(59,453)	(103,259)
Investment transactions - affiliated issuers (Note 7)	(1,056,337)	(1,400,516)
Realized gain distributions - affiliated issuers (Note 7)	4,785,233	788,516
Net realized gain (loss)	3,669,443	(715,259)
Net change in unrealized appreciation/(depreciation) on:
Investment transactions - unaffiliated issuers	(678,349)	(16,861)
Investment transactions - affiliated issuers (Note 7)	2,936,437	1,713,923
Net change in unrealized appreciation/(depreciation)	2,258,088	1,697,062
Net realized gain (loss) and change in unrealized appreciation/(depreciation)	5,927,531	981,803
Net increase (decrease) in net assets resulting from operations	$13,683,097	$2,113,213

The accompanying notes are an integral part of the financial statements.

60

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund	MassMutual Select T. Rowe Price Retirement 2035 Fund

$831,651	$892,096	$3,885,944	$3,630,799	$6,575,929	$2,348,680
3,823,119	4,000,837	17,319,879	15,783,464	29,182,885	13,052,714
4,654,770	4,892,933	21,205,823	19,414,263	35,758,814	15,401,394

136,222	145,139	647,300	928,636	1,794,356	1,270,366
60,655	117,732	432,253	280,478	1,158,008	378,467
29,111	14,553	214,325	175,616	528,532	260,167
23,497	6,612	107,024	95,606	256,323	128,487

12,746	6,240	87,408	68,068	194,028	91,351
20,576	5,670	87,295	74,113	188,196	90,230
282,807	295,946	1,575,605	1,622,517	4,119,443	2,219,068

(44,931)	(43,452)	(205,970)	(289,585)	(546,175)	(389,629)
(14,752)	(26,177)	(96,822)	(62,752)	(240,825)	(80,981)
(7,079)	(3,236)	(48,016)	(39,303)	(109,918)	(55,676)
(5,712)	(1,464)	(23,966)	(21,375)	(53,284)	(27,491)
210,333	221,617	1,200,831	1,209,502	3,169,241	1,665,291
4,444,437	4,671,316	20,004,992	18,204,761	32,589,573	13,736,103

(75,493)	(119,242)	(284,244)	(265,696)	(306,846)	(126,013)
(1,106,772)	(2,021,370)	(5,354,843)	(4,901,734)	(6,059,672)	(2,008,129)
3,531,066	4,125,313	20,234,285	23,951,388	64,495,674	40,082,456
2,348,801	1,984,701	14,595,198	18,783,958	58,129,156	37,948,314

(377,589)	(371,814)	(1,859,333)	(1,768,054)	(3,562,731)	(1,268,773)
3,151,896	4,583,717	18,968,797	22,795,082	59,224,209	35,080,180
2,774,307	4,211,903	17,109,464	21,027,028	55,661,478	33,811,407
5,123,108	6,196,604	31,704,662	39,810,986	113,790,634	71,759,721
$9,567,545	$10,867,920	$51,709,654	$58,015,747	$146,380,207	$85,495,824

The accompanying notes are an integral part of the financial statements.

61

MassMutual Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2023 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2040 Fund	MassMutual Select T. Rowe Price Retirement 2045 Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$2,024,904	$465,593
Dividends - affiliated issuers (Note 7)	19,663,361	8,711,027
Total investment income	21,688,265	9,176,620
Expenses (Note 3):
Trustees’ fees	22	—
	22	—
Management fees:
Class I	1,762,435	1,138,425
Class M5	1,178,359	273,537
Class M4	494,925	204,055
Class M3	254,261	103,633
Distribution and Service fees:
Class M4	168,113	67,568
Class M3	172,732	68,631
Total expenses	4,030,847	1,855,849
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(532,191)	(340,882)
Class M5 fees reimbursed by adviser	(251,271)	(54,761)
Class M4 fees reimbursed by adviser	(105,541)	(40,854)
Class M3 fees reimbursed by adviser	(54,216)	(20,743)
Net expenses:	3,087,628	1,398,609
Net investment income (loss)	18,600,637	7,778,011
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	(308,257)	718
Investment transactions - affiliated issuers (Note 7)	(2,285,191)	(355,547)
Realized gain distributions - affiliated issuers (Note 7)	75,553,832	37,825,462
Net realized gain (loss)	72,960,384	37,470,633
Net change in unrealized appreciation/(depreciation) on:
Investment transactions - unaffiliated issuers	(753,084)	(208,684)
Investment transactions - affiliated issuers (Note 7)	63,291,567	29,710,464
Net change in unrealized appreciation/(depreciation)	62,538,483	29,501,780
Net realized gain (loss) and change in unrealized appreciation/(depreciation)	135,498,867	66,972,413
Net increase (decrease) in net assets resulting from operations	$154,099,504	$74,750,424

+	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

62

MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund	MassMutual Select T. Rowe Price Retirement 2065 Fund+

$538,927	$203,395	$94,940	$233
12,536,306	5,297,713	2,489,946	—
13,075,233	5,501,108	2,584,886	233

—	—	—	—
—	—	—	—

1,262,958	756,344	270,475	673
920,567	138,098	157,144	120
299,098	113,638	72,025	120
182,667	76,621	29,618	120

98,001	37,185	23,568	39
119,703	50,144	19,382	78
2,882,994	1,172,030	572,212	1,150

(368,122)	(208,556)	(74,545)	(178)
(179,383)	(25,179)	(28,640)	(21)
(58,281)	(20,721)	(13,126)	(22)
(35,592)	(13,970)	(5,397)	(23)
2,241,616	903,604	450,504	906
10,833,617	4,597,504	2,134,382	(673)

(4,479)	(1,940)	(2,199)	—
(598,060)	151,736	(750,024)	(398)
56,704,380	24,151,155	11,340,891	—
56,101,841	24,300,951	10,588,668	(398)

(142,112)	(62,041)	(25,913)	17
44,878,076	18,631,271	9,043,132	(16,524)
44,735,964	18,569,230	9,017,219	(16,507)
100,837,805	42,870,181	19,605,887	(16,905)
$111,671,422	$47,467,685	$21,740,269	$(17,578)

The accompanying notes are an integral part of the financial statements.

63

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual 20/80 Allocation Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,565,844	$5,550,389
Net realized gain (loss)	(667,763)	5,427,556
Net change in unrealized appreciation/(depreciation)	9,052,630	(41,235,179)
Net increase (decrease) in net assets resulting from operations	11,950,711	(30,257,234)
Distributions to shareholders (Note 2):
Class I	(640,649)	(1,238,827)
Class R5	(122,530)	(600,769)
Service Class	(5,093,925)	(8,033,664)
Administrative Class	(859,307)	(1,380,292)
Class R4	(129,313)	(245,146)
Class A	(654,843)	(1,138,922)
Class R3	(179,061)	(352,697)
Total distributions	(7,679,628)	(12,990,317)
Net fund share transactions (Note 5):
Class I	95,647	(2,103,974)
Class R5	142,286	(2,305,651)
Service Class	8,834,163	6,779,177
Administrative Class	1,449,162	(3,903,293)
Class R4	(128,476)	(345,473)
Class A	(485,511)	(1,622,237)
Class R3	(443,837)	(318,660)
Class Y *	100,000	—
Increase (decrease) in net assets from fund share transactions	9,563,434	(3,820,111)
Total increase (decrease) in net assets	13,834,517	(47,067,662)
Net assets
Beginning of period	158,276,241	205,343,903
End of period	$172,110,758	$158,276,241

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

64

MassMutual 40/60 Allocation Fund		MassMutual 60/40 Allocation Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$3,220,972	$4,981,216	$2,681,616	$3,831,174
4,328,386	11,179,987	5,989,020	20,015,080
8,710,889	(51,619,335)	10,122,470	(55,295,077)
16,260,247	(35,458,132)	18,793,106	(31,448,823)

(2,055,129)	(4,148,911)	(3,260,867)	(3,794,867)
(384,889)	(1,032,740)	(890,196)	(3,219,903)
(908,402)	(1,343,448)	(2,285,237)	(3,146,970)
(1,884,705)	(3,071,255)	(4,179,251)	(6,382,082)
(2,276,436)	(2,964,646)	(910,830)	(1,207,371)
(2,957,749)	(4,443,631)	(4,529,555)	(6,723,767)
(910,614)	(1,638,358)	(946,735)	(1,497,170)
(11,377,924)	(18,642,989)	(17,002,671)	(25,972,130)

(892,045)	(6,098,250)	3,185,598	8,957,790
314,625	(936,236)	539,419	(7,481,634)
1,378,088	(155,878)	2,522,935	3,069,423
888,152	(7,212,434)	5,129,179	(9,391,568)
4,515,184	8,541,664	693,271	128,550
1,189,572	(2,901,611)	83,855	2,953,733
(734,300)	13,071,702	457,452	(1,229,515)
100,000	—	100,000	—
6,759,276	4,308,957	12,711,709	(2,993,221)
11,641,599	(49,792,164)	14,502,144	(60,414,174)

169,657,280	219,449,444	157,055,026	217,469,200
$181,298,879	$169,657,280	$171,557,170	$157,055,026

The accompanying notes are an integral part of the financial statements.

65

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual 80/20 Allocation Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,699,966	$2,393,927
Net realized gain (loss)	5,677,823	16,123,048
Net change in unrealized appreciation/(depreciation)	9,012,659	(43,426,587)
Net increase (decrease) in net assets resulting from operations	16,390,448	(24,909,612)
Distributions to shareholders (Note 2):
Class I	(4,562,908)	(4,471,193)
Class R5	(408,930)	(1,041,225)
Service Class	(1,853,287)	(1,807,424)
Administrative Class	(2,312,351)	(2,483,791)
Class R4	(1,569,151)	(1,513,090)
Class A	(2,636,182)	(3,033,006)
Class R3	(1,725,856)	(1,933,462)
Total distributions	(15,068,665)	(16,283,191)
Net fund share transactions (Note 5):
Class I	3,957,568	6,133,707
Class R5	269,809	(2,472,773)
Service Class	3,050,142	1,534,430
Administrative Class	2,418,352	75,659
Class R4	1,072,384	1,838,245
Class A	1,156,361	(4,488,481)
Class R3	669,435	169,252
Class Y *	100,000	—
Increase (decrease) in net assets from fund share transactions	12,694,051	2,790,039
Total increase (decrease) in net assets	14,015,834	(38,402,764)
Net assets
Beginning of period	113,754,854	152,157,618
End of period	$127,770,688	$113,754,854

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

66

MassMutual RetireSMART by JPMorgan In Retirement Fund		MassMutual RetireSMART by JPMorgan 2020 Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$1,802,874	$2,748,049	$3,559,574	$6,070,225
267,810	3,361,952	261,327	9,904,182
5,268,327	(22,928,403)	10,554,409	(49,550,980)
7,339,011	(16,818,402)	14,375,310	(33,576,573)

(1,099,052)	(2,168,614)	(2,144,021)	(5,427,736)
(290,743)	(583,890)	(1,325,660)	(3,589,231)
(456,318)	(1,226,005)	(495,387)	(2,853,464)
(1,675,268)	(3,703,959)	(1,083,859)	(3,361,305)
(679,791)	(1,429,001)	(855,596)	(2,185,392)
(710,788)	(1,511,593)	(1,004,151)	(2,911,317)
(1,087,614)	(2,558,247)	(1,783,972)	(5,025,570)
(5,999,574)	(13,181,309)	(8,692,646)	(25,354,015)

1,044,812	1,483,711	822,444	(594,904)
280,236	(1,426,083)	479,073	(6,616,765)
515,528	(1,786,063)	(12,736)	(15,164,374)
498,489	(1,422,162)	548,927	(15,337,082)
334,794	965,450	778,328	(2,784,252)
33,507	(783,912)	(1,691,329)	(4,218,129)
(903,081)	(743,759)	(1,028,214)	(2,272,463)
—	—	—	—
1,804,285	(3,712,818)	(103,507)	(46,987,969)
3,143,722	(33,712,529)	5,579,157	(105,918,557)

83,035,806	116,748,335	161,591,477	267,510,034
$86,179,528	$83,035,806	$167,170,634	$161,591,477

The accompanying notes are an integral part of the financial statements.

67

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2025 Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,003,894	$4,798,414
Net realized gain (loss)	107,791	12,172,970
Net change in unrealized appreciation/(depreciation)	12,133,932	(48,604,539)
Net increase (decrease) in net assets resulting from operations	15,245,617	(31,633,155)
Distributions to shareholders (Note 2):
Class I	(3,937,604)	(6,727,045)
Class R5	(98,090)	(170,263)
Service Class	(336,885)	(1,005,276)
Administrative Class	(2,132,964)	(4,048,008)
Class R4	(1,753,245)	(3,159,331)
Class A	(720,734)	(1,319,721)
Class R3	(3,216,163)	(6,859,146)
Total distributions	(12,195,685)	(23,288,790)
Net fund share transactions (Note 5):
Class I	842,826	3,796,983
Class R5	308,593	229,396
Service Class	295,917	(3,127,399)
Administrative Class	2,189,166	(872,659)
Class R4	(52,401)	(452,825)
Class A	516,239	(1,813,979)
Class R3	1,901,436	(5,089,454)
Increase (decrease) in net assets from fund share transactions	6,001,776	(7,329,937)
Total increase (decrease) in net assets	9,051,708	(62,251,882)
Net assets
Beginning of period	142,055,733	204,307,615
End of period	$151,107,441	$142,055,733

The accompanying notes are an integral part of the financial statements.

68

MassMutual RetireSMART by JPMorgan 2030 Fund		MassMutual RetireSMART by JPMorgan 2035 Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$6,066,237	$9,668,808	$2,315,588	$3,736,703
6,377,971	35,888,132	2,897,064	19,417,047
26,609,034	(115,975,315)	14,654,639	(55,513,581)
39,053,242	(70,418,375)	19,867,291	(32,359,831)

(5,853,234)	(7,590,627)	(5,178,655)	(7,493,815)
(7,159,635)	(9,879,698)	(195,833)	(507,462)
(1,579,399)	(4,887,084)	(741,028)	(1,116,572)
(5,062,806)	(8,294,775)	(2,373,994)	(4,300,099)
(2,277,426)	(3,261,072)	(2,007,206)	(3,138,533)
(2,540,100)	(3,907,101)	(780,364)	(1,587,976)
(7,093,523)	(9,912,512)	(4,776,856)	(7,197,154)
(31,566,123)	(47,732,869)	(16,053,936)	(25,341,611)

5,876,787	11,540,005	5,070,848	4,176,558
7,675,286	14,286,906	(825,238)	251,733
769,446	(21,407,161)	(428,299)	689,935
6,501,840	(8,251,960)	2,936,505	(3,135,451)
2,195,557	(2,558,212)	647,843	2,298,212
1,052,762	(962,124)	442,863	(3,140,448)
5,522,368	8,851,699	4,463,763	4,710,453
29,594,046	1,499,153	12,308,285	5,850,992
37,081,165	(116,652,091)	16,121,640	(51,850,450)

309,142,132	425,794,223	138,292,837	190,143,287
$346,223,297	$309,142,132	$154,414,477	$138,292,837

The accompanying notes are an integral part of the financial statements.

69

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2040 Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,667,582	$5,852,550
Net realized gain (loss)	9,076,491	35,051,771
Net change in unrealized appreciation/(depreciation)	22,766,532	(95,021,125)
Net increase (decrease) in net assets resulting from operations	35,510,605	(54,116,804)
Distributions to shareholders (Note 2):
Class I	(5,809,434)	(7,184,429)
Class R5	(5,781,138)	(7,743,505)
Service Class	(1,452,117)	(3,883,802)
Administrative Class	(5,323,215)	(8,831,913)
Class R4	(1,861,099)	(2,703,434)
Class A	(1,725,507)	(3,004,403)
Class R3	(5,372,313)	(7,294,397)
Total distributions	(27,324,823)	(40,645,883)
Net fund share transactions (Note 5):
Class I	5,818,195	12,439,829
Class R5	5,474,603	4,018,713
Service Class	1,752,414	(9,323,196)
Administrative Class	6,698,908	(1,620,308)
Class R4	1,636,526	710,885
Class A	1,092,086	(3,716,959)
Class R3	5,293,745	8,645,354
Increase (decrease) in net assets from fund share transactions	27,766,477	11,154,318
Total increase (decrease) in net assets	35,952,259	(83,608,369)
Net assets
Beginning of period	223,911,848	307,520,217
End of period	$259,864,107	$223,911,848

The accompanying notes are an integral part of the financial statements.

70

MassMutual RetireSMART by JPMorgan 2045 Fund		MassMutual RetireSMART by JPMorgan 2050 Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$1,497,932	$2,215,433	$2,437,265	$3,608,607
3,020,678	18,050,854	6,766,542	25,288,510
12,292,026	(44,492,326)	17,412,224	(67,325,361)
16,810,636	(24,226,039)	26,616,031	(38,428,244)

(3,977,946)	(5,197,007)	(3,397,106)	(4,001,187)
(97,499)	(233,390)	(5,256,874)	(6,771,126)
(480,213)	(750,930)	(572,869)	(1,792,181)
(2,574,934)	(4,119,090)	(4,402,189)	(6,326,202)
(1,993,731)	(3,070,820)	(1,583,369)	(2,086,826)
(884,534)	(1,394,259)	(1,023,608)	(1,613,009)
(4,445,492)	(6,234,573)	(3,540,081)	(4,577,472)
(14,454,349)	(21,000,069)	(19,776,096)	(27,168,003)

3,823,065	7,715,151	4,053,786	10,073,048
(446,049)	387,622	6,751,370	7,904,319
(232,718)	35,405	692,641	(5,029,138)
3,359,797	(1,062,181)	6,387,115	3,181,675
(197,439)	3,364,801	2,765,450	1,281,405
512,773	(2,516,569)	818,384	(2,365,207)
4,799,545	4,216,865	4,433,302	5,682,779
11,618,974	12,141,094	25,902,048	20,728,881
13,975,261	(33,085,014)	32,741,983	(44,867,366)

101,074,343	134,159,357	156,841,574	201,708,940
$115,049,604	$101,074,343	$189,583,557	$156,841,574

The accompanying notes are an integral part of the financial statements.

71

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2055 Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$795,741	$1,091,325
Net realized gain (loss)	1,239,963	8,659,477
Net change in unrealized appreciation/(depreciation)	6,822,761	(22,550,793)
Net increase (decrease) in net assets resulting from operations	8,858,465	(12,799,991)
Distributions to shareholders (Note 2):
Class I	(1,843,278)	(2,006,510)
Class R5	(57,279)	(140,902)
Service Class	(399,805)	(427,079)
Administrative Class	(1,271,770)	(1,486,503)
Class R4	(863,273)	(978,197)
Class A	(162,677)	(278,324)
Class R3	(2,780,779)	(3,173,283)
Total distributions	(7,378,861)	(8,490,798)
Net fund share transactions (Note 5):
Class I	1,586,265	3,926,497
Class R5	(462,162)	(330,743)
Service Class	373,638	439,012
Administrative Class	1,868,553	1,567,180
Class R4	1,532,329	588,767
Class A	117,202	(4,415,857)
Class R3	2,861,095	4,398,521
Increase (decrease) in net assets from fund share transactions	7,876,920	6,173,377
Total increase (decrease) in net assets	9,356,524	(15,117,412)
Net assets
Beginning of period	52,620,572	67,737,984
End of period	$61,977,096	$52,620,572

+	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

72

MassMutual RetireSMART by JPMorgan 2060 Fund		MassMutual RetireSMART by JPMorgan 2065 Fund+
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Period Ended March 31, 2023 (Unaudited)

$289,744	$448,209	$1,120
(45,812)	2,799,082	(2,517)
2,665,528	(7,360,029)	(14,396)
2,909,460	(4,112,738)	(15,793)

(1,693,451)	(1,805,036)	—
(25,192)	(29,013)	—
(187,087)	(294,339)	—
(283,229)	(264,001)	—
(134,231)	(126,810)	—
(48,042)	(59,676)	—
(182,699)	(163,129)	—
(2,553,931)	(2,742,004)	—

1,022,404	1,165,849	400,000
(7,341)	(1,094,424)	100,000
500,499	(175,190)	100,000
728,806	300,268	100,000
255,585	243,735	100,000
58,202	(150,516)	100,000
346,426	304,892	100,000
2,904,581	594,614	1,000,000
3,260,110	(6,260,128)	984,207

17,298,692	23,558,820	—
$20,558,802	$17,298,692	$984,207

The accompanying notes are an integral part of the financial statements.

73

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement Balanced Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$7,755,566	$4,950,647
Net realized gain (loss)	3,669,443	9,178,349
Net change in unrealized appreciation/(depreciation)	2,258,088	(43,066,429)
Net increase (decrease) in net assets resulting from operations	13,683,097	(28,937,433)
Distributions to shareholders (Note 2):
Class I	(2,083,792)	(2,585,460)
Class M5	(12,897,182)	(14,662,986)
Class M4	(703,701)	(981,001)
Class M3	(303,774)	(532,352)
Total distributions	(15,988,449)	(18,761,799)
Net fund share transactions (Note 5):
Class I	3,310,781	1,445,857
Class M5	12,456,234	11,700,499
Class M4	578,659	(4,323,266)
Class M3	(460,787)	(776,293)
Increase (decrease) in net assets from fund share transactions	15,884,887	8,046,797
Total increase (decrease) in net assets	13,579,535	(39,652,435)
Net assets
Beginning of period	158,131,070	197,783,505
End of period	$171,710,605	$158,131,070

The accompanying notes are an integral part of the financial statements.

74

MassMutual Select T. Rowe Price Retirement 2005 Fund		MassMutual Select T. Rowe Price Retirement 2010 Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$1,131,410	$739,183	$4,444,437	$3,418,483
(715,259)	1,391,096	2,348,801	8,498,920
1,697,062	(6,704,616)	2,774,307	(33,381,727)
2,113,213	(4,574,337)	9,567,545	(21,464,324)

(1,407,669)	(2,750,646)	(7,409,599)	(8,034,238)
(523,707)	(1,254,316)	(2,418,095)	(4,122,512)
(152,332)	(435,381)	(1,078,821)	(2,002,161)
(119,775)	(252,072)	(883,160)	(1,406,657)
(2,203,483)	(4,692,415)	(11,789,675)	(15,565,568)

(4,206,195)	3,300,787	4,057,055	7,923,247
515,252	249,065	527,955	(3,276,299)
(73,128)	(176,218)	(226,796)	(11,183,029)
73,391	372,464	(771,049)	(1,981,825)
(3,690,680)	3,746,098	3,587,165	(8,517,906)
(3,780,950)	(5,520,654)	1,365,035	(45,547,798)

24,379,240	29,899,894	103,262,942	148,810,740
$20,598,290	$24,379,240	$104,627,977	$103,262,942

The accompanying notes are an integral part of the financial statements.

75

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2015 Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,671,316	$3,499,411
Net realized gain (loss)	1,984,701	10,774,424
Net change in unrealized appreciation/(depreciation)	4,211,903	(38,590,069)
Net increase (decrease) in net assets resulting from operations	10,867,920	(24,316,234)
Distributions to shareholders (Note 2):
Class I	(7,786,710)	(7,318,355)
Class M5	(4,703,572)	(6,292,593)
Class M4	(527,680)	(911,386)
Class M3	(177,093)	(672,724)
Total distributions	(13,195,055)	(15,195,058)
Net fund share transactions (Note 5):
Class I	993,502	7,283,459
Class M5	972,772	(9,817,010)
Class M4	(106,679)	(4,509,670)
Class M3	(2,715,553)	(784,711)
Increase (decrease) in net assets from fund share transactions	(855,958)	(7,827,932)
Total increase (decrease) in net assets	(3,183,093)	(47,339,224)
Net assets
Beginning of period	114,231,434	161,570,658
End of period	$111,048,341	$114,231,434

The accompanying notes are an integral part of the financial statements.

76

MassMutual Select T. Rowe Price Retirement 2020 Fund		MassMutual Select T. Rowe Price Retirement 2025 Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$20,004,992	$15,881,874	$18,204,761	$13,322,494
14,595,198	60,739,809	18,783,958	62,953,320
17,109,464	(188,805,167)	21,027,028	(199,100,601)
51,709,654	(112,183,484)	58,015,747	(122,824,787)

(37,135,320)	(34,844,854)	(49,501,853)	(39,896,413)
(18,245,174)	(34,353,981)	(11,472,649)	(20,726,297)
(8,827,372)	(12,573,464)	(6,910,733)	(9,222,674)
(4,310,980)	(5,847,991)	(3,539,461)	(5,178,774)
(68,518,846)	(87,620,290)	(71,424,696)	(75,024,158)

26,632,901	53,228,140	38,917,164	95,751,574
4,119,720	(78,657,276)	(3,649,758)	(67,154,610)
833,631	(39,379,155)	4,971,053	(23,823,246)
(869,232)	(5,415,025)	(5,695,293)	(1,689,685)
30,717,020	(70,223,316)	34,543,166	3,084,033
13,907,828	(270,027,090)	21,134,217	(194,764,912)

511,858,051	781,885,141	527,571,778	722,336,690
$525,765,879	$511,858,051	$548,705,995	$527,571,778

The accompanying notes are an integral part of the financial statements.

77

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2030 Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$32,589,573	$24,419,312
Net realized gain (loss)	58,129,156	158,881,626
Net change in unrealized appreciation/(depreciation)	55,661,478	(480,141,300)
Net increase (decrease) in net assets resulting from operations	146,380,207	(296,840,362)
Distributions to shareholders (Note 2):
Class I	(89,308,577)	(57,773,560)
Class M5	(43,648,928)	(64,993,323)
Class M4	(19,583,770)	(22,804,375)
Class M3	(9,130,988)	(10,071,168)
Total distributions	(161,672,263)	(155,642,426)
Net fund share transactions (Note 5):
Class I	89,577,604	245,256,169
Class M5	19,483,219	(169,919,501)
Class M4	20,840,717	(79,993,542)
Class M3	(1,805,660)	(3,403,119)
Increase (decrease) in net assets from fund share transactions	128,095,880	(8,059,993)
Total increase (decrease) in net assets	112,803,824	(460,542,781)
Net assets
Beginning of period	1,173,126,740	1,633,669,521
End of period	$1,285,930,564	$1,173,126,740

The accompanying notes are an integral part of the financial statements.

78

MassMutual Select T. Rowe Price Retirement 2035 Fund		MassMutual Select T. Rowe Price Retirement 2040 Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$13,736,103	$10,038,522	$18,600,637	$15,444,739
37,948,314	83,234,210	72,960,384	169,636,273
33,811,407	(255,898,025)	62,538,483	(476,809,768)
85,495,824	(162,625,293)	154,099,504	(291,728,756)

(53,962,632)	(32,763,576)	(82,791,145)	(36,056,081)
(12,699,918)	(20,742,335)	(42,625,996)	(53,396,718)
(8,298,444)	(9,244,410)	(17,706,685)	(16,502,684)
(4,034,514)	(3,608,202)	(8,989,189)	(6,931,706)
(78,995,508)	(66,358,523)	(152,113,015)	(112,887,189)

66,684,805	171,342,119	104,795,407	296,917,672
1,777,159	(81,585,427)	22,138,877	(159,456,975)
9,051,909	(21,868,048)	17,994,619	(64,617,604)
1,826,496	4,198,299	5,946,023	117,669
79,340,369	72,086,943	150,874,926	72,960,762
85,840,685	(156,896,873)	152,861,415	(331,655,183)

613,785,369	770,682,242	1,027,254,721	1,358,909,904
$699,626,054	$613,785,369	$1,180,116,136	$1,027,254,721

The accompanying notes are an integral part of the financial statements.

79

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2045 Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$7,778,011	$6,117,222
Net realized gain (loss)	37,470,633	71,989,508
Net change in unrealized appreciation/(depreciation)	29,501,780	(213,940,049)
Net increase (decrease) in net assets resulting from operations	74,750,424	(135,833,319)
Distributions to shareholders (Note 2):
Class I	(45,395,168)	(21,166,192)
Class M5	(8,635,706)	(16,777,545)
Class M4	(6,096,550)	(7,420,678)
Class M3	(3,138,892)	(2,571,996)
Total distributions	(63,266,316)	(47,936,411)
Net fund share transactions (Note 5):
Class I	65,893,928	190,273,471
Class M5	(536,324)	(90,582,508)
Class M4	7,222,447	(14,537,787)
Class M3	2,058,958	2,860,943
Increase (decrease) in net assets from fund share transactions	74,639,009	88,014,119
Total increase (decrease) in net assets	86,123,117	(95,755,611)
Net assets
Beginning of period	475,434,953	571,190,564
End of period	$561,558,070	$475,434,953

+	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

80

MassMutual Select T. Rowe Price Retirement 2050 Fund		MassMutual Select T. Rowe Price Retirement 2055 Fund		MassMutual Select T. Rowe Price Retirement 2060 Fund		MassMutual Select T. Rowe Price Retirement 2065 Fund+
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Period Ended March 31, 2023 (Unaudited)

$10,833,617	$9,265,441	$4,597,504	$3,383,364	$2,134,382	$1,192,084	$(673)
56,101,841	114,470,349	24,300,951	40,732,829	10,588,668	14,813,682	(398)
44,735,964	(328,897,584)	18,569,230	(126,715,974)	9,017,219	(49,833,271)	(16,507)
111,671,422	(205,161,794)	47,467,685	(82,599,781)	21,740,269	(33,827,505)	(17,578)

(53,739,968)	(20,743,294)	(26,744,224)	(9,025,508)	(7,603,946)	(4,688,197)	—
(30,227,423)	(31,856,014)	(3,855,725)	(11,205,031)	(3,403,805)	(2,856,276)	—
(9,646,526)	(10,328,244)	(3,046,858)	(3,746,457)	(1,568,194)	(1,576,504)	—
(5,858,975)	(4,275,899)	(2,007,743)	(1,509,059)	(631,426)	(472,782)	—
(99,472,892)	(67,203,451)	(35,654,550)	(25,486,055)	(13,207,371)	(9,593,759)	—

78,529,159	217,391,343	48,259,531	163,059,428	31,512,687	36,639,255	700,000
15,684,694	(93,244,315)	(2,267,807)	(81,677,025)	2,522,944	15,997,233	100,000
12,512,848	(47,277,199)	2,910,186	(7,108,746)	3,095,897	4,230,614	100,000
5,061,644	885,289	1,723,422	4,716,926	1,769,122	2,524,638	100,000
111,788,345	77,755,118	50,625,332	78,990,583	38,900,650	59,391,740	1,000,000
123,986,875	(194,610,127)	62,438,467	(29,095,253)	47,433,548	15,970,476	982,422

701,099,282	895,709,409	294,799,370	323,894,623	130,422,737	114,452,261	—
$825,086,157	$701,099,282	$357,237,837	$294,799,370	$177,856,285	$130,422,737	$982,422

The accompanying notes are an integral part of the financial statements.

81

MassMutual 20/80 Allocation Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 8.37	$ 0.19	$ 0.43	$ 0.62	$ (0.25)	$ (0.17)	$ (0.42)	$ 8.57	7.59%[b]	$ 13,569	0.15%[a]	0.04%[a]	4.52%[a]
9/30/22	10.60	0.32	(1.84)	(1.52)	(0.33)	(0.38)	(0.71)	8.37	(15.46%)	13,143	0.12%	0.04%	3.35%
9/30/21	10.34	0.28	0.56	0.84	(0.38)	(0.20)	(0.58)	10.60	8.35%	18,990	0.12%	0.03%	2.67%
9/30/20	10.15	0.25	0.45	0.70	(0.31)	(0.20)	(0.51)	10.34	7.09%	17,848	0.11%	0.02%	2.49%
9/30/19	10.02	0.27	0.37	0.64	(0.32)	(0.19)	(0.51)	10.15	6.95%	12,197	0.12%	0.02%	2.78%
9/30/18	10.04	0.23	0.04	0.27	(0.29)	—	(0.29)	10.02	2.71%	8,431	0.12%	0.02%	2.27%
Class R5
3/31/23[r]	$ 8.35	$ 0.19	$ 0.43	$ 0.62	$ (0.24)	$ (0.17)	$ (0.41)	$ 8.56	7.55%[b]	$ 2,698	0.25%[a]	0.14%[a]	4.47%[a]
9/30/22	10.59	0.45	(1.99)	(1.54)	(0.32)	(0.38)	(0.70)	8.35	(15.64%)	2,488	0.22%	0.14%	4.59%
9/30/21	10.32	0.27	0.57	0.84	(0.37)	(0.20)	(0.57)	10.59	8.37%	6,108	0.22%	0.13%	2.62%
9/30/20	10.14	0.28	0.40	0.68	(0.30)	(0.20)	(0.50)	10.32	6.89%	5,946	0.21%	0.12%	2.85%
9/30/19	10.01	0.29	0.34	0.63	(0.31)	(0.19)	(0.50)	10.14	6.83%	6,919	0.22%	0.12%	2.96%
9/30/18	10.02	0.34	(0.07)	0.27	(0.28)	—	(0.28)	10.01	2.72%	7,023	0.22%	0.13%	3.45%
Service Class
3/31/23[r]	$ 8.35	$ 0.18	$ 0.43	$ 0.61	$ (0.23)	$ (0.17)	$ (0.40)	$ 8.56	7.50%[b]	$ 114,651	0.35%[a]	0.24%[a]	4.31%[a]
9/30/22	10.58	0.28	(1.82)	(1.54)	(0.31)	(0.38)	(0.69)	8.35	(15.66%)	103,035	0.32%	0.24%	2.95%
9/30/21	10.32	0.24	0.59	0.83	(0.37)	(0.20)	(0.57)	10.58	8.21%	123,549	0.32%	0.23%	2.27%
9/30/20	10.13	0.05	0.63	0.68	(0.29)	(0.20)	(0.49)	10.32	6.90%	114,464	0.31%	0.22%	0.51%
9/30/19	10.01	0.27	0.34	0.61	(0.30)	(0.19)	(0.49)	10.13	6.62%	9,225	0.32%	0.22%	2.74%
9/30/18	10.02	0.23	0.03	0.26	(0.27)	—	(0.27)	10.01	2.61%	7,882	0.32%	0.22%	2.27%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	18%	27%	26%	33%	39%	62%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

82

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 8.38	$ 0.18	$ 0.43	$ 0.61	$ (0.22)	$ (0.17)	$ (0.39)	$ 8.60	7.48%[b]	$ 20,158	0.45%[a]	0.34%[a]	4.21%[a]
9/30/22	10.60	0.28	(1.84)	(1.56)	(0.28)	(0.38)	(0.66)	8.38	(15.72%)	18,215	0.42%	0.34%	2.88%
9/30/21	10.33	0.25	0.57	0.82	(0.35)	(0.20)	(0.55)	10.60	8.11%	26,944	0.42%	0.33%	2.40%
9/30/20	10.14	0.22	0.44	0.66	(0.27)	(0.20)	(0.47)	10.33	6.72%	34,036	0.41%	0.32%	2.17%
9/30/19	10.01	0.28	0.33	0.61	(0.29)	(0.19)	(0.48)	10.14	6.57%	32,206	0.42%	0.32%	2.87%
9/30/18	10.02	0.27	(0.02)	0.25	(0.26)	—	(0.26)	10.01	2.50%	39,271	0.42%	0.33%	2.72%
Class R4
3/31/23[r]	$ 8.51	$ 0.18	$ 0.44	$ 0.62	$ (0.21)	$ (0.17)	$ (0.38)	$ 8.75	7.39%[b]	$ 3,020	0.60%[a]	0.49%[a]	4.13%[a]
9/30/22	10.76	0.27	(1.87)	(1.60)	(0.27)	(0.38)	(0.65)	8.51	(15.92%)	3,066	0.57%	0.49%	2.80%
9/30/21	10.21	0.26	0.55	0.81	(0.06)	(0.20)	(0.26)	10.76	8.00%	4,254	0.57%	0.48%	2.46%
9/30/20	10.04	0.39	0.25	0.64	(0.27)	(0.20)	(0.47)	10.21	6.51%	6,643	0.56%	0.47%	3.94%
9/30/19	9.92	0.24	0.35	0.59	(0.28)	(0.19)	(0.47)	10.04	6.42%	124,050	0.57%	0.47%	2.47%
9/30/18	9.94	0.22	0.01	0.23	(0.25)	—	(0.25)	9.92	2.31%	106,763	0.57%	0.48%	2.24%
Class A
3/31/23[r]	$ 8.42	$ 0.17	$ 0.43	$ 0.60	$ (0.20)	$ (0.17)	(0.37)	$ 8.65	7.28%[b]	$ 14,123	0.70%[a]	0.59%[a]	4.08%[a]
9/30/22	10.65	0.26	(1.84)	(1.58)	(0.27)	(0.38)	(0.65)	8.42	(15.90%)	14,202	0.67%	0.59%	2.69%
9/30/21	10.38	0.22	0.57	0.79	(0.32)	(0.20)	(0.52)	10.65	7.76%	19,773	0.67%	0.58%	2.08%
9/30/20	10.19	0.23	0.41	0.64	(0.25)	(0.20)	(0.45)	10.38	6.45%	22,073	0.66%	0.57%	2.30%
9/30/19	10.05	0.25	0.34	0.59	(0.26)	(0.19)	(0.45)	10.19	6.34%	25,898	0.67%	0.57%	2.59%
9/30/18	10.05	0.23	0.00[d]	0.23	(0.23)	—	(0.23)	10.05	2.30%	27,681	0.67%	0.58%	2.25%
Class R3
3/31/23[r]	$ 8.25	$ 0.16	$ 0.42	$ 0.58	$ (0.18)	$ (0.17)	$ (0.35)	$ 8.48	7.18%[b]	$ 3,793	0.85%[a]	0.74%[a]	3.94%[a]
9/30/22	10.45	0.24	(1.81)	(1.57)	(0.25)	(0.38)	(0.63)	8.25	(16.05%)	4,126	0.82%	0.74%	2.49%
9/30/21	10.20	0.21	0.56	0.77	(0.32)	(0.20)	(0.52)	10.45	7.64%	5,725	0.82%	0.73%	2.06%
9/30/20	10.01	0.21	0.41	0.62	(0.23)	(0.20)	(0.43)	10.20	6.32%	6,964	0.81%	0.72%	2.11%
9/30/19	9.89	0.22	0.34	0.56	(0.25)	(0.19)	(0.44)	10.01	6.15%	7,102	0.82%	0.72%	2.30%
9/30/18	9.91	0.20	0.01	0.21	(0.23)	—	(0.23)	9.89	2.10%	7,635	0.82%	0.73%	2.03%
Class Y
3/31/23[g,r]	$ 8.67	$ 0.00[d]	$ (0.11)aa	$ (0.11)	$ —	$ —	$ —	$ 8.56	(1.27%)[b]	$ 99	0.25%[a]	0.14%[a]	0.29%[a]

The accompanying notes are an integral part of the financial statements.

83

MassMutual 40/60 Allocation Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 8.11	$ 0.16	$ 0.62	$ 0.78	$ (0.21)	$ (0.37)	$ (0.58)	$ 8.31	9.97%[b]	$ 30,444	0.14%[a]	0.06%[a]	3.94%[a]
9/30/22	10.57	0.27	(1.85)	(1.58)	(0.33)	(0.55)	(0.88)	8.11	(16.39%)	30,477	0.11%	0.06%	2.83%
9/30/21	9.80	0.22	1.11	1.33	(0.33)	(0.23)	(0.56)	10.57	13.89%	47,449	0.11%	0.05%	2.09%
9/30/20	9.93	0.18	0.71	0.89	(0.24)	(0.78)	(1.02)	9.80	9.29%	36,725	0.10%	0.04%	1.94%
9/30/19	10.58	0.21	0.13	0.34	(0.31)	(0.68)	(0.99)	9.93	4.69%	28,843	0.10%	0.04%	2.13%
9/30/18	10.31	0.16	0.47	0.63	(0.34)	(0.02)	(0.36)	10.58	6.21%	12,666	0.09%	0.05%	1.50%
Class R5
3/31/23[r]	$ 8.12	$ 0.16	$ 0.61	$ 0.77	$ (0.20)	$ (0.37)	$ (0.57)	$ 8.32	9.82%[b]	$ 5,969	0.24%[a]	0.16%[a]	3.90%[a]
9/30/22	10.57	0.34	(1.92)	(1.58)	(0.32)	(0.55)	(0.87)	8.12	(16.37%)	5,503	0.21%	0.16%	3.59%
9/30/21	9.81	0.23	1.08	1.31	(0.32)	(0.23)	(0.55)	10.57	13.66%	8,580	0.21%	0.15%	2.23%
9/30/20	9.94	0.22	0.65	0.87	(0.22)	(0.78)	(1.00)	9.81	9.12%	9,331	0.20%	0.14%	2.34%
9/30/19	10.57	0.28	0.06	0.34	(0.29)	(0.68)	(0.97)	9.94	4.76%	9,972	0.20%	0.14%	2.88%
9/30/18	10.31	0.29	0.32	0.61	(0.33)	(0.02)	(0.35)	10.57	6.01%	25,611	0.19%	0.15%	2.78%
Service Class
3/31/23[r]	$ 8.17	$ 0.16	$ 0.62	$ 0.78	$ (0.20)	$ (0.37)	$ (0.57)	$ 8.38	9.78%[b]	$ 14,578	0.34%[a]	0.26%[a]	3.78%[a]
9/30/22	10.62	0.23	(1.82)	(1.59)	(0.31)	(0.55)	(0.86)	8.17	(16.40%)	12,834	0.31%	0.26%	2.43%
9/30/21	9.85	0.21	1.10	1.31	(0.31)	(0.23)	(0.54)	10.62	13.62%	16,971	0.31%	0.25%	2.06%
9/30/20	9.98	0.13	0.73	0.86	(0.21)	(0.78)	(0.99)	9.85	8.98%	17,683	0.30%	0.24%	1.37%
9/30/19	10.62	0.23	0.10	0.33	(0.29)	(0.68)	(0.97)	9.98	4.53%	11,427	0.30%	0.24%	2.35%
9/30/18	10.35	0.10	0.51	0.61	(0.32)	(0.02)	(0.34)	10.62	5.97%	11,330	0.29%	0.25%	0.96%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	18%	32%	24%	52%	43%	52%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

84

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 8.16	$ 0.15	$ 0.62	$ 0.77	$ (0.18)	$ (0.37)	$ (0.55)	$ 8.38	9.77%[b]	$ 29,909	0.44%[a]	0.36%[a]	3.71%[a]
9/30/22	10.61	0.22	(1.83)	(1.61)	(0.29)	(0.55)	(0.84)	8.16	(16.55%)	28,220	0.41%	0.36%	2.30%
9/30/21	9.84	0.21	1.09	1.30	(0.30)	(0.23)	(0.53)	10.61	13.46%	44,399	0.41%	0.35%	2.02%
9/30/20	9.96	0.19	0.67	0.86	(0.20)	(0.78)	(0.98)	9.84	8.94%	53,133	0.40%	0.34%	1.98%
9/30/19	10.59	0.23	0.09	0.32	(0.27)	(0.68)	(0.95)	9.96	4.50%	70,893	0.40%	0.34%	2.40%
9/30/18	10.32	0.23	0.37	0.60	(0.31)	(0.02)	(0.33)	10.59	5.86%	87,160	0.39%	0.35%	2.18%
Class R4
3/31/23[r]	$ 8.07	$ 0.15	$ 0.61	$ 0.76	$ (0.18)	$ (0.37)	$ (0.55)	$ 8.28	9.65%[b]	$ 37,474	0.59%[a]	0.51%[a]	3.57%[a]
9/30/22	10.51	0.20	(1.80)	(1.60)	(0.29)	(0.55)	(0.84)	8.07	(16.65%)	32,058	0.56%	0.51%	2.14%
9/30/21	9.75	0.17	1.10	1.27	(0.28)	(0.23)	(0.51)	10.51	13.27%	32,786	0.56%	0.50%	1.65%
9/30/20	9.88	0.18	0.67	0.85	(0.20)	(0.78)	(0.98)	9.75	8.87%	29,626	0.55%	0.49%	1.96%
9/30/19	10.53	0.19	0.10	0.29	(0.26)	(0.68)	(0.94)	9.88	4.19%	40,232	0.55%	0.49%	2.02%
9/30/18	10.26	0.18	0.41	0.59	(0.30)	(0.02)	(0.32)	10.53	5.80%	34,455	0.54%	0.50%	1.69%
Class A
3/31/23[r]	$ 8.18	$ 0.15	$ 0.62	$ 0.77	$ (0.16)	$ (0.37)	$ (0.53)	$ 8.42	9.72%[b]	$ 47,770	0.69%[a]	0.61%[a]	3.48%[a]
9/30/22	10.64	0.20	(1.84)	(1.64)	(0.27)	(0.55)	(0.82)	8.18	(16.82%)	45,256	0.66%	0.61%	2.10%
9/30/21	9.86	0.18	1.10	1.28	(0.27)	(0.23)	(0.50)	10.64	13.26%	61,814	0.66%	0.60%	1.73%
9/30/20	9.99	0.16	0.67	0.83	(0.18)	(0.78)	(0.96)	9.86	8.56%	69,682	0.65%	0.59%	1.67%
9/30/19	10.61	0.21	0.09	0.30	(0.24)	(0.68)	(0.92)	9.99	4.24%	81,959	0.65%	0.59%	2.13%
9/30/18	10.34	0.20	0.37	0.57	(0.28)	(0.02)	(0.30)	10.61	5.56%	91,459	0.64%	0.60%	1.90%
Class R3
3/31/23[r]	$ 8.03	$ 0.13	$ 0.61	$ 0.74	$ (0.15)	$ (0.37)	$ (0.52)	$ 8.25	9.42%[b]	$ 15,056	0.84%[a]	0.76%[a]	3.29%[a]
9/30/22	10.50	0.21	(1.83)	(1.62)	(0.30)	(0.55)	(0.85)	8.03	(16.91%)	15,309	0.81%	0.76%	2.25%
9/30/21	9.74	0.17	1.08	1.25	(0.26)	(0.23)	(0.49)	10.50	13.07%	7,450	0.81%	0.75%	1.69%
9/30/20	9.86	0.14	0.68	0.82	(0.16)	(0.78)	(0.94)	9.74	8.56%	8,785	0.80%	0.74%	1.46%
9/30/19	10.50	0.18	0.09	0.27	(0.23)	(0.68)	(0.91)	9.86	3.95%	9,050	0.80%	0.74%	1.90%
9/30/18	10.24	0.18	0.37	0.55	(0.27)	(0.02)	(0.29)	10.50	5.46%	11,230	0.79%	0.75%	1.73%
Class Y
3/31/23[g,r]	$ 8.44	$ 0.00[d]	$ (0.11)aa	$ (0.11)	$ —	$ —	$ —	$ 8.33	(1.30%)[b]	$ 99	0.24%[a]	0.16%[a]	0.10%[a]

The accompanying notes are an integral part of the financial statements.

85

MassMutual 60/40 Allocation Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 8.02	$ 0.14	$ 0.80	$ 0.94	$ (0.20)	$ (0.72)	$ (0.92)	$ 8.04	12.27%[b]	$ 31,885	0.15%[a]	0.06%[a]	3.57%[a]
9/30/22	10.96	0.19	(1.73)	(1.54)	(0.38)	(1.02)	(1.40)	8.02	(16.45%)	28,473	0.12%	0.06%	2.05%
9/30/21	9.50	0.19	1.70	1.89	(0.28)	(0.15)	(0.43)	10.96	20.32%	28,917	0.11%	0.05%	1.81%
9/30/20	9.90	0.16	0.71	0.87	(0.21)	(1.06)	(1.27)	9.50	9.14%	21,696	0.11%	0.04%	1.73%
9/30/19	11.21	0.21	(0.12)aa	0.09	(0.32)	(1.08)	(1.40)	9.90	3.17%	15,679	0.11%	0.04%	2.19%
9/30/18	10.77	0.20	0.75	0.95	(0.40)	(0.11)	(0.51)	11.21	9.07%	8,011	0.10%	0.06%	1.84%
Class R5
3/31/23[r]	$ 8.03	$ 0.14	$ 0.78	$ 0.92	$ (0.18)	$ (0.72)	$ (0.90)	$ 8.05	12.10%[b]	$ 8,938	0.25%[a]	0.16%[a]	3.40%[a]
9/30/22	10.96	0.32	(1.86)	(1.54)	(0.37)	(1.02)	(1.39)	8.03	(16.42%)	8,300	0.21%	0.16%	3.24%
9/30/21	9.50	0.16	1.72	1.88	(0.27)	(0.15)	(0.42)	10.96	20.21%	20,602	0.21%	0.15%	1.56%
9/30/20	9.91	0.18	0.67	0.85	(0.20)	(1.06)	(1.26)	9.50	8.93%	15,435	0.21%	0.14%	1.92%
9/30/19	11.21	0.22	(0.14)aa	0.08	(0.30)	(1.08)	(1.38)	9.91	3.12%	12,028	0.21%	0.14%	2.21%
9/30/18	10.77	0.29	0.65	0.94	(0.39)	(0.11)	(0.50)	11.21	8.96%	13,583	0.20%	0.16%	2.60%
Service Class
3/31/23[r]	$ 8.07	$ 0.14	$ 0.79	$ 0.93	$ (0.18)	$ (0.72)	$ (0.90)	$ 8.10	12.09%[b]	$ 23,085	0.35%[a]	0.26%[a]	3.35%[a]
9/30/22	11.01	0.19	(1.75)	(1.56)	(0.36)	(1.02)	(1.38)	8.07	(16.55%)	20,361	0.32%	0.26%	2.00%
9/30/21	9.54	0.17	1.71	1.88	(0.26)	(0.15)	(0.41)	11.01	20.15%	24,617	0.31%	0.25%	1.60%
9/30/20	9.93	0.07	0.79	0.86	(0.19)	(1.06)	(1.25)	9.54	8.94%	25,087	0.31%	0.24%	0.76%
9/30/19	11.24	0.20	(0.14)aa	0.06	(0.29)	(1.08)	(1.37)	9.93	2.90%	9,014	0.31%	0.24%	2.03%
9/30/18	10.80	0.11	0.82	0.93	(0.38)	(0.11)	(0.49)	11.24	8.81%	8,522	0.30%	0.25%	1.01%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	24%	26%	28%	58%	44%	55%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

86

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 8.07	$ 0.13	$ 0.80	$ 0.93	$ (0.17)	$ (0.72)	$ (0.89)	$ 8.11	12.09%[b]	$ 43,427	0.45%[a]	0.36%[a]	3.22%[a]
9/30/22	11.00	0.19	(1.76)	(1.57)	(0.34)	(1.02)	(1.36)	8.07	(16.62%)	37,871	0.41%	0.36%	1.98%
9/30/21	9.53	0.16	1.71	1.87	(0.25)	(0.15)	(0.40)	11.00	20.00%	61,143	0.41%	0.35%	1.53%
9/30/20	9.92	0.16	0.68	0.84	(0.17)	(1.06)	(1.23)	9.53	8.78%	59,725	0.41%	0.34%	1.71%
9/30/19	11.22	0.21	(0.15)aa	0.06	(0.28)	(1.08)	(1.36)	9.92	2.88%	81,829	0.41%	0.34%	2.11%
9/30/18	10.79	0.19	0.72	0.91	(0.37)	(0.11)	(0.48)	11.22	8.62%	93,858	0.40%	0.36%	1.75%
Class R4
3/31/23[r]	$ 7.99	$ 0.13	$ 0.79	$ 0.92	$ (0.16)	$ (0.72)	$ (0.88)	$ 8.03	12.05%[b]	$ 8,790	0.60%[a]	0.51%[a]	3.15%[a]
9/30/22	10.91	0.16	(1.74)	(1.58)	(0.32)	(1.02)	(1.34)	7.99	(16.78%)	8,037	0.56%	0.51%	1.72%
9/30/21	9.43	0.13	1.71	1.84	(0.21)	(0.15)	(0.36)	10.91	19.83%	10,735	0.56%	0.50%	1.26%
9/30/20	9.84	0.20	0.62	0.82	(0.17)	(1.06)	(1.23)	9.43	8.59%	10,218	0.56%	0.49%	2.13%
9/30/19	11.14	0.18	(0.13)aa	0.05	(0.27)	(1.08)	(1.35)	9.84	2.75%	27,212	0.56%	0.49%	1.87%
9/30/18	10.72	0.16	0.73	0.89	(0.36)	(0.11)	(0.47)	11.14	8.47%	24,118	0.55%	0.51%	1.46%
Class A
3/31/23[r]	$ 8.10	$ 0.12	$ 0.80	$ 0.92	$ (0.14)	$ (0.72)	$ (0.86)	$ 8.16	11.96%[b]	$ 45,145	0.70%[a]	0.61%[a]	2.98%[a]
9/30/22	11.04	0.16	(1.76)	(1.60)	(0.32)	(1.02)	(1.34)	8.10	(16.84%)	44,420	0.66%	0.61%	1.69%
9/30/21	9.57	0.14	1.70	1.84	(0.22)	(0.15)	(0.37)	11.04	19.60%	57,203	0.66%	0.60%	1.31%
9/30/20	9.96	0.13	0.69	0.82	(0.15)	(1.06)	(1.21)	9.57	8.51%	59,454	0.66%	0.59%	1.43%
9/30/19	11.24	0.19	(0.14)aa	0.05	(0.25)	(1.08)	(1.33)	9.96	2.67%	65,910	0.66%	0.59%	1.90%
9/30/18	10.80	0.17	0.72	0.89	(0.34)	(0.11)	(0.45)	11.24	8.42%	77,780	0.65%	0.61%	1.54%
Class R3
3/31/23[r]	$ 7.94	$ 0.11	$ 0.79	$ 0.90	$ (0.13)	$ (0.72)	$ (0.85)	$ 7.99	11.87%[b]	$ 10,188	0.85%[a]	0.76%[a]	2.81%[a]
9/30/22	10.84	0.15	(1.74)	(1.59)	(0.29)	(1.02)	(1.31)	7.94	(17.00%)	9,592	0.81%	0.76%	1.53%
9/30/21	9.40	0.12	1.68	1.80	(0.21)	(0.15)	(0.36)	10.84	19.50%	14,252	0.81%	0.75%	1.13%
9/30/20	9.80	0.11	0.68	0.79	(0.13)	(1.06)	(1.19)	9.40	8.33%	15,686	0.81%	0.74%	1.16%
9/30/19	11.10	0.16	(0.13)aa	0.03	(0.25)	(1.08)	(1.33)	9.80	2.45%	16,144	0.81%	0.74%	1.66%
9/30/18	10.69	0.13	0.73	0.86	(0.34)	(0.11)	(0.45)	11.10	8.21%	16,492	0.80%	0.76%	1.16%
Class Y
3/31/23[g,r]	$ 8.17	$ (0.00)bb,d	$ (0.12)aa	$ (0.12)	$ —	$ —	$ —	$ 8.05	(1.47%)[b]	$ 99	0.25%[a]	0.16%[a]	(0.01%)[a]

The accompanying notes are an integral part of the financial statements.

87

MassMutual 80/20 Allocation Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 8.86	$ 0.14	$ 1.09	$ 1.23	$ (0.20)	$ (1.01)	$ (1.21)	$ 8.88	14.74%[b]	$ 37,524	0.19%[a]	0.09%[a]	3.07%[a]
9/30/22	12.13	0.20	(2.08)	(1.88)	(0.41)	(0.98)	(1.39)	8.86	(17.85%)	33,246	0.16%	0.09%	1.91%
9/30/21	10.28	0.18	2.24	2.42	(0.23)	(0.34)	(0.57)	12.13	24.09%	38,991	0.16%	0.08%	1.51%
9/30/20	10.59	0.16	0.86	1.02	(0.19)	(1.14)	(1.33)	10.28	9.81%	30,942	0.18%	0.07%	1.58%
9/30/19	12.25	0.21	(0.27)	(0.06)	(0.34)	(1.26)	(1.60)	10.59	2.28%	23,314	0.20%	0.07%	2.06%
9/30/18	11.62	0.16	1.01	1.17	(0.43)	(0.11)	(0.54)	12.25	10.36%	17,151	0.21%	0.08%	1.34%
Class R5
3/31/23[r]	$ 8.87	$ 0.13	$ 1.10	$ 1.23	$ (0.19)	$ (1.01)	$ (1.20)	$ 8.90	14.68%[b]	$ 3,614	0.29%[a]	0.19%[a]	2.91%[a]
9/30/22	12.14	0.32	(2.21)	(1.89)	(0.40)	(0.98)	(1.38)	8.87	(17.91%)	3,301	0.25%	0.19%	2.90%
9/30/21	10.29	0.15	2.26	2.41	(0.22)	(0.34)	(0.56)	12.14	23.96%	7,435	0.26%	0.18%	1.32%
9/30/20	10.60	0.15	0.86	1.01	(0.18)	(1.14)	(1.32)	10.29	9.71%	6,025	0.28%	0.17%	1.54%
9/30/19	12.25	0.19	(0.25)	(0.06)	(0.33)	(1.26)	(1.59)	10.60	2.21%	5,024	0.30%	0.17%	1.83%
9/30/18	11.62	0.23	0.93	1.16	(0.42)	(0.11)	(0.53)	12.25	10.26%	5,780	0.31%	0.19%	1.96%
Service Class
3/31/23[r]	$ 8.88	$ 0.13	$ 1.09	$ 1.22	$ (0.18)	$ (1.01)	$ (1.19)	$ 8.91	14.60%[b]	$ 16,107	0.39%[a]	0.29%[a]	2.82%[a]
9/30/22	12.16	0.20	(2.11)	(1.91)	(0.39)	(0.98)	(1.37)	8.88	(18.04%)	12,945	0.35%	0.29%	1.85%
9/30/21	10.31	0.13	2.27	2.40	(0.21)	(0.34)	(0.55)	12.16	23.83%	15,973	0.36%	0.28%	1.13%
9/30/20	10.61	0.05	0.95	1.00	(0.16)	(1.14)	(1.30)	10.31	9.64%	11,041	0.38%	0.27%	0.51%
9/30/19	12.27	0.19	(0.27)	(0.08)	(0.32)	(1.26)	(1.58)	10.61	2.01%	3,115	0.40%	0.27%	1.84%
9/30/18	11.63	0.11	1.05	1.16	(0.41)	(0.11)	(0.52)	12.27	10.22%	2,834	0.41%	0.28%	0.94%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	26%	28%	29%	62%	38%	64%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

88

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 8.88	$ 0.12	$ 1.10	$ 1.22	$ (0.17)	$ (1.01)	$ (1.18)	$ 8.92	14.56%[b]	$ 19,929	0.49%[a]	0.39%[a]	2.77%[a]
9/30/22	12.15	0.18	(2.10)	(1.92)	(0.37)	(0.98)	(1.35)	8.88	(18.10%)	17,296	0.45%	0.39%	1.69%
9/30/21	10.29	0.14	2.25	2.39	(0.19)	(0.34)	(0.53)	12.15	23.77%	23,648	0.46%	0.38%	1.23%
9/30/20	10.59	0.14	0.84	0.98	(0.14)	(1.14)	(1.28)	10.29	9.49%	23,105	0.48%	0.37%	1.38%
9/30/19	12.25	0.20	(0.30)	(0.10)	(0.30)	(1.26)	(1.56)	10.59	1.88%	31,091	0.50%	0.37%	1.91%
9/30/18	11.62	0.18	0.96	1.14	(0.40)	(0.11)	(0.51)	12.25	10.05%	36,154	0.51%	0.39%	1.50%
Class R4
3/31/23[r]	$ 8.73	$ 0.12	$ 1.07	$ 1.19	$ (0.16)	$ (1.01)	$ (1.17)	$ 8.75	14.41%[b]	$ 13,259	0.64%[a]	0.54%[a]	2.62%[a]
9/30/22	11.96	0.16	(2.05)	(1.89)	(0.36)	(0.98)	(1.34)	8.73	(18.17%)	12,041	0.60%	0.54%	1.48%
9/30/21	10.14	0.11	2.22	2.33	(0.17)	(0.34)	(0.51)	11.96	23.47%	14,161	0.61%	0.53%	0.98%
9/30/20	10.46	0.15	0.81	0.96	(0.14)	(1.14)	(1.28)	10.14	9.37%	13,465	0.63%	0.52%	1.51%
9/30/19	12.12	0.18	(0.29)	(0.11)	(0.29)	(1.26)	(1.55)	10.46	1.73%	17,701	0.65%	0.52%	1.71%
9/30/18	11.51	0.15	0.96	1.11	(0.39)	(0.11)	(0.50)	12.12	9.86%	16,469	0.66%	0.54%	1.26%
Class A
3/31/23[r]	$ 8.87	$ 0.12	$ 1.08	$ 1.20	$ (0.14)	$ (1.01)	$ (1.15)	$ 8.92	14.35%[b]	$ 22,209	0.74%[a]	0.64%[a]	2.56%[a]
9/30/22	12.13	0.17	(2.11)	(1.94)	(0.34)	(0.98)	(1.32)	8.87	(18.30%)	20,773	0.70%	0.64%	1.61%
9/30/21	10.27	0.10	2.26	2.36	(0.16)	(0.34)	(0.50)	12.13	23.49%	32,829	0.71%	0.63%	0.88%
9/30/20	10.58	0.11	0.85	0.96	(0.13)	(1.14)	(1.27)	10.27	9.19%	31,252	0.73%	0.62%	1.11%
9/30/19	12.22	0.18	(0.29)	(0.11)	(0.27)	(1.26)	(1.53)	10.58	1.66%	30,795	0.75%	0.62%	1.69%
9/30/18	11.59	0.17	0.94	1.11	(0.37)	(0.11)	(0.48)	12.22	9.77%	34,466	0.75%	0.64%	1.46%
Class R3
3/31/23[r]	$ 8.67	$ 0.10	$ 1.07	$ 1.17	$ (0.13)	$ (1.01)	$ (1.14)	$ 8.70	14.26%[b]	$ 15,030	0.89%[a]	0.79%[a]	2.33%[a]
9/30/22	11.88	0.13	(2.04)	(1.91)	(0.32)	(0.98)	(1.30)	8.67	(18.38%)	14,153	0.85%	0.79%	1.27%
9/30/21	10.08	0.10	2.20	2.30	(0.16)	(0.34)	(0.50)	11.88	23.30%	19,120	0.86%	0.78%	0.86%
9/30/20	10.44	0.10	0.82	0.92	(0.14)	(1.14)	(1.28)	10.08	8.98%	17,928	0.88%	0.77%	1.08%
9/30/19	12.08	0.14	(0.26)	(0.12)	(0.26)	(1.26)	(1.52)	10.44	1.58%	9,013	0.90%	0.77%	1.36%
9/30/18	11.47	0.12	0.96	1.08	(0.36)	(0.11)	(0.47)	12.08	9.63%	8,381	0.91%	0.79%	1.04%
Class Y
3/31/23[g,r]	$ 9.04	$ (0.00)bb,d	$ (0.14)aa	$ (0.14)	$ —	$ —	$ —	$ 8.90	(1.55%)[b]	$ 98	0.29%[a]	0.19%[a]	(0.11%)[a]

The accompanying notes are an integral part of the financial statements.

89

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 9.41	$ 0.22	$ 0.63	$ 0.85	$ (0.49)	$ (0.25)	$ (0.74)	$ 9.52	9.27%[b]	$ 15,349	0.31%[a]	0.06%[a]	4.57%[a]
9/30/22	12.78	0.33	(2.12)	(1.79)	(0.42)	(1.16)	(1.58)	9.41	(16.12%)	14,100	0.22%	0.06%	2.97%
9/30/21	12.02	0.34	1.16	1.50	(0.44)	(0.30)	(0.74)	12.78	12.84%	17,522	0.14%	0.06%	2.69%
9/30/20	11.78	0.29	0.33	0.62	(0.28)	(0.10)	(0.38)	12.02	5.27%	19,693	0.12%	0.06%	2.52%
9/30/19	11.69	0.12	0.52	0.64	(0.40)	(0.15)	(0.55)	11.78	6.08%	16,125	0.22%	0.06%	1.08%
9/30/18	11.55	0.32	0.05	0.37	(0.23)	—	(0.23)	11.69	3.22%	2,436	0.30%	0.07%	2.77%
Class R5
3/31/23[r]	$ 9.44	$ 0.21	$ 0.63	$ 0.84	$ (0.48)	$ (0.25)	$ (0.73)	$ 9.55	9.12%[b]	$ 4,164	0.41%[a]	0.16%[a]	4.49%[a]
9/30/22	12.81	0.32	(2.12)	(1.80)	(0.41)	(1.16)	(1.57)	9.44	(16.20%)	3,826	0.32%	0.16%	2.91%
9/30/21	12.05	0.27	1.22	1.49	(0.43)	(0.30)	(0.73)	12.81	12.68%	6,568	0.24%	0.16%	2.14%
9/30/20	11.80	0.37	0.25	0.62	(0.27)	(0.10)	(0.37)	12.05	5.26%	5,758	0.22%	0.16%	3.16%
9/30/19	11.69	0.12	0.51	0.63	(0.37)	(0.15)	(0.52)	11.80	6.02%	8,776	0.32%	0.16%	1.01%
9/30/18	11.56	0.31	0.04	0.35	(0.22)	—	(0.22)	11.69	3.02%	1,270	0.39%	0.17%	2.66%
Service Class
3/31/23[r]	$ 9.45	$ 0.21	$ 0.63	$ 0.84	$ (0.47)	$ (0.25)	$ (0.72)	$ 9.57	9.07%[b]	$ 6,584	0.51%[a]	0.26%[a]	4.42%[a]
9/30/22	12.82	0.35	(2.16)	(1.81)	(0.40)	(1.16)	(1.56)	9.45	(16.26%)	5,973	0.42%	0.26%	3.10%
9/30/21	12.06	0.40	1.08	1.48	(0.42)	(0.30)	(0.72)	12.82	12.58%	10,332	0.34%	0.26%	3.18%
9/30/20	11.81	0.28	0.32	0.60	(0.25)	(0.10)	(0.35)	12.06	5.13%	16,755	0.32%	0.26%	2.39%
9/30/19	11.71	0.28	0.34	0.62	(0.37)	(0.15)	(0.52)	11.81	5.89%	15,324	0.42%	0.26%	2.44%
9/30/18	11.57	0.28	0.06	0.34	(0.20)	—	(0.20)	11.71	3.00%	12,630	0.50%	0.27%	2.40%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	17%	58%	28%	74%	39%	80%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

90

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 9.44	$ 0.21	$ 0.63	$ 0.84	$ (0.46)	$ (0.25)	$ (0.71)	$ 9.57	9.09%[b]	$ 23,608	0.61%[a]	0.36%[a]	4.35%[a]
9/30/22	12.82	0.31	(2.15)	(1.84)	(0.38)	(1.16)	(1.54)	9.44	(16.45%)	22,751	0.52%	0.36%	2.82%
9/30/21	12.05	0.25	1.22	1.47	(0.40)	(0.30)	(0.70)	12.82	12.54%	32,436	0.44%	0.36%	1.99%
9/30/20	11.81	0.31	0.27	0.58	(0.24)	(0.10)	(0.34)	12.05	4.95%	30,972	0.42%	0.36%	2.69%
9/30/19	11.71	0.23	0.38	0.61	(0.36)	(0.15)	(0.51)	11.81	5.79%	39,483	0.52%	0.36%	1.97%
9/30/18	11.56	0.27	0.07	0.34	(0.19)	—	(0.19)	11.71	2.97%	22,101	0.60%	0.37%	2.35%
Class R4
3/31/23[r]	$ 9.27	$ 0.19	$ 0.62	$ 0.81	$ (0.44)	$ (0.25)	$ (0.69)	$ 9.39	8.96%[b]	$ 10,005	0.76%[a]	0.51%[a]	4.09%[a]
9/30/22	12.60	0.27	(2.08)	(1.81)	(0.36)	(1.16)	(1.52)	9.27	(16.47%)	9,504	0.67%	0.51%	2.48%
9/30/21	11.86	0.26	1.16	1.42	(0.38)	(0.30)	(0.68)	12.60	12.27%	11,952	0.59%	0.51%	2.08%
9/30/20	11.62	0.34	0.23	0.57	(0.23)	(0.10)	(0.33)	11.86	4.90%	14,384	0.57%	0.51%	2.93%
9/30/19	11.53	0.06	0.52	0.58	(0.34)	(0.15)	(0.49)	11.62	5.55%	24,032	0.67%	0.51%	0.52%
9/30/18	11.39	0.25	0.06	0.31	(0.17)	—	(0.17)	11.53	2.75%	4,368	0.75%	0.52%	2.22%
Class A
3/31/23[r]	$ 9.42	$ 0.19	$ 0.64	$ 0.83	$ (0.43)	$ (0.25)	$ (0.68)	$ 9.57	9.01%[b]	$ 10,529	0.86%[a]	0.61%[a]	4.03%[a]
9/30/22	12.65	0.29	(2.15)	(1.86)	(0.21)	(1.16)	(1.37)	9.42	(16.64%)	10,307	0.77%	0.61%	2.59%
9/30/21	11.91	0.30	1.12	1.42	(0.38)	(0.30)	(0.68)	12.65	12.20%	14,697	0.69%	0.61%	2.45%
9/30/20	11.68	0.23	0.32	0.55	(0.22)	(0.10)	(0.32)	11.91	4.74%	74,154	0.67%	0.61%	2.02%
9/30/19	11.61	0.17	0.40	0.57	(0.35)	(0.15)	(0.50)	11.68	5.47%	63,336	0.77%	0.61%	1.53%
9/30/18	11.47	0.26	0.04	0.30	(0.16)	—	(0.16)	11.61	2.67%	20,199	0.84%	0.62%	2.29%
Class R3
3/31/23[r]	$ 9.18	$ 0.18	$ 0.61	$ 0.79	$ (0.41)	$ (0.25)	$ (0.66)	$ 9.31	8.83%[b]	$ 15,941	1.01%[a]	0.76%[a]	3.88%[a]
9/30/22	12.48	0.26	(2.08)	(1.82)	(0.32)	(1.16)	(1.48)	9.18	(16.67%)	16,575	0.92%	0.76%	2.36%
9/30/21	11.76	0.24	1.13	1.37	(0.35)	(0.30)	(0.65)	12.48	11.95%	23,241	0.84%	0.76%	1.94%
9/30/20	11.52	0.25	0.28	0.53	(0.19)	(0.10)	(0.29)	11.76	4.62%	28,918	0.82%	0.76%	2.23%
9/30/19	11.43	0.10	0.45	0.55	(0.31)	(0.15)	(0.46)	11.52	5.35%	37,510	0.92%	0.76%	0.88%
9/30/18	11.30	0.22	0.06	0.28	(0.15)	—	(0.15)	11.43	2.45%	13,161	1.00%	0.77%	1.92%

The accompanying notes are an integral part of the financial statements.

91

MassMutual RetireSMARTSM by JPMorgan 2020 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 10.02	$ 0.24	$ 0.66	$ 0.90	$ (0.30)	$ (0.28)	$ (0.58)	$ 10.34	9.22%[b]	$ 39,581	0.16%[a]	0.04%[a]	4.62%[a]
9/30/22	13.37	0.35	(2.25)	(1.90)	(0.44)	(1.01)	(1.45)	10.02	(16.09%)	37,478	0.11%	0.04%	3.03%
9/30/21	12.46	0.30	1.31	1.61	(0.45)	(0.25)	(0.70)	13.37	13.31%	51,145	0.09%	0.04%	2.25%
9/30/20	12.53	0.31	0.39	0.70	(0.36)	(0.41)	(0.77)	12.46	5.74%	43,646	0.07%	0.04%	2.58%
9/30/19	13.32	0.36	0.20	0.56	(0.39)	(0.96)	(1.35)	12.53	5.63%	35,602	0.08%	0.04%	2.95%
9/30/18	13.01	0.32	0.42	0.74	(0.42)	(0.01)	(0.43)	13.32	5.77%	19,424	0.06%	0.05%	2.41%
Class R5
3/31/23[r]	$ 9.99	$ 0.23	$ 0.67	$ 0.90	$ (0.29)	$ (0.28)	$ (0.57)	$ 10.32	9.22%[b]	$ 25,260	0.26%[a]	0.14%[a]	4.49%[a]
9/30/22	13.34	0.35	(2.26)	(1.91)	(0.43)	(1.01)	(1.44)	9.99	(16.24%)	23,950	0.21%	0.14%	2.98%
9/30/21	12.43	0.32	1.28	1.60	(0.44)	(0.25)	(0.69)	13.34	13.22%	39,112	0.19%	0.14%	2.47%
9/30/20	12.51	0.35	0.33	0.68	(0.35)	(0.41)	(0.76)	12.43	5.57%	44,058	0.17%	0.14%	2.91%
9/30/19	13.30	0.30	0.25	0.55	(0.38)	(0.96)	(1.34)	12.51	5.56%	60,303	0.18%	0.14%	2.45%
9/30/18	12.99	0.32	0.41	0.73	(0.41)	(0.01)	(0.42)	13.30	5.69%	13,848	0.16%	0.15%	2.48%
Service Class
3/31/23[r]	$ 10.07	$ 0.23	$ 0.67	$ 0.90	$ (0.27)	$ (0.28)	$ (0.55)	$ 10.42	9.16%[b]	$ 9,349	0.36%[a]	0.24%[a]	4.51%[a]
9/30/22	13.43	0.46	(2.40)	(1.94)	(0.41)	(1.01)	(1.42)	10.07	(16.29%)	9,053	0.31%	0.24%	3.81%
9/30/21	12.51	0.32	1.28	1.60	(0.43)	(0.25)	(0.68)	13.43	13.11%	29,244	0.29%	0.24%	2.40%
9/30/20	12.58	0.28	0.40	0.68	(0.34)	(0.41)	(0.75)	12.51	5.49%	35,285	0.27%	0.24%	2.33%
9/30/19	13.34	0.40	0.14	0.54	(0.34)	(0.96)	(1.30)	12.58	5.42%	31,848	0.28%	0.24%	3.22%
9/30/18	13.03	0.28	0.43	0.71	(0.39)	(0.01)	(0.40)	13.34	5.50%	83,925	0.26%	0.25%	2.14%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	13%	52%	30%	69%	46%	62%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

92

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 10.03	$ 0.22	$ 0.67	$ 0.89	$ (0.26)	$ (0.28)	$ (0.54)	$ 10.38	9.12%[b]	$ 21,242	0.46%[a]	0.34%[a]	4.33%[a]
9/30/22	13.38	0.33	(2.28)	(1.95)	(0.39)	(1.01)	(1.40)	10.03	(16.43%)	19,966	0.41%	0.34%	2.82%
9/30/21	12.46	0.28	1.30	1.58	(0.41)	(0.25)	(0.66)	13.38	13.02%	42,876	0.39%	0.34%	2.17%
9/30/20	12.53	0.35	0.31	0.66	(0.32)	(0.41)	(0.73)	12.46	5.40%	46,758	0.37%	0.34%	2.84%
9/30/19	13.30	0.34	0.19	0.53	(0.34)	(0.96)	(1.30)	12.53	5.38%	74,837	0.38%	0.34%	2.79%
9/30/18	12.99	0.29	0.40	0.69	(0.37)	(0.01)	(0.38)	13.30	5.43%	86,230	0.36%	0.35%	2.24%
Class R4
3/31/23[r]	$ 9.77	$ 0.21	$ 0.65	$ 0.86	$ (0.25)	$ (0.28)	$ (0.53)	$ 10.10	9.03%[b]	$ 16,995	0.61%[a]	0.49%[a]	4.16%[a]
9/30/22	13.06	0.30	(2.21)	(1.91)	(0.37)	(1.01)	(1.38)	9.77	(16.51%)	15,666	0.56%	0.49%	2.63%
9/30/21	12.17	0.26	1.27	1.53	(0.39)	(0.25)	(0.64)	13.06	12.89%	23,718	0.54%	0.49%	2.05%
9/30/20	12.26	0.36	0.27	0.63	(0.31)	(0.41)	(0.72)	12.17	5.23%	29,367	0.52%	0.49%	2.98%
9/30/19	13.04	0.31	0.19	0.50	(0.32)	(0.96)	(1.28)	12.26	5.21%	50,600	0.53%	0.49%	2.60%
9/30/18	12.76	0.24	0.41	0.65	(0.36)	(0.01)	(0.37)	13.04	5.18%	57,866	0.51%	0.50%	1.90%
Class A
3/31/23[r]	$ 9.97	$ 0.21	$ 0.66	$ 0.87	$ (0.23)	$ (0.28)	$ (0.51)	$ 10.33	8.97%[b]	$ 19,542	0.71%[a]	0.59%[a]	4.10%[a]
9/30/22	13.24	0.31	(2.27)	(1.96)	(0.30)	(1.01)	(1.31)	9.97	(16.60%)	20,470	0.66%	0.59%	2.62%
9/30/21	12.35	0.30	1.23	1.53	(0.39)	(0.25)	(0.64)	13.24	12.69%	31,861	0.64%	0.59%	2.35%
9/30/20	12.44	0.24	0.38	0.62	(0.30)	(0.41)	(0.71)	12.35	5.10%	88,011	0.62%	0.59%	2.04%
9/30/19	13.22	0.27	0.22	0.49	(0.31)	(0.96)	(1.27)	12.44	5.05%	73,800	0.63%	0.59%	2.19%
9/30/18	12.91	0.23	0.43	0.66	(0.34)	(0.01)	(0.35)	13.22	5.15%	76,268	0.61%	0.60%	1.72%
Class R3
3/31/23[r]	$ 9.56	$ 0.19	$ 0.63	$ 0.82	$ (0.22)	$ (0.28)	$ (0.50)	$ 9.88	8.81%[b]	$ 35,201	0.86%[a]	0.74%[a]	3.90%[a]
9/30/22	12.81	0.27	(2.16)	(1.89)	(0.35)	(1.01)	(1.36)	9.56	(16.70%)	35,009	0.81%	0.74%	2.43%
9/30/21	11.96	0.23	1.24	1.47	(0.37)	(0.25)	(0.62)	12.81	12.57%	49,554	0.79%	0.74%	1.85%
9/30/20	12.05	0.25	0.34	0.59	(0.27)	(0.41)	(0.68)	11.96	4.97%	57,238	0.77%	0.74%	2.14%
9/30/19	12.84	0.28	0.18	0.46	(0.29)	(0.96)	(1.25)	12.05	4.93%	66,638	0.78%	0.74%	2.37%
9/30/18	12.56	0.22	0.40	0.62	(0.33)	(0.01)	(0.34)	12.84	4.98%	77,690	0.76%	0.75%	1.71%

The accompanying notes are an integral part of the financial statements.

93

MassMutual RetireSMARTSM by JPMorgan 2025 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 9.80	$ 0.22	$ 0.83	$ 1.05	$ (0.30)	$ (0.59)	$ (0.89)	$ 9.96	11.11%[b]	$ 45,720	0.17%[a]	0.01%[a]	4.45%[a]
9/30/22	13.47	0.34	(2.35)	(2.01)	(0.46)	(1.20)	(1.66)	9.80	(17.29%)	44,023	0.13%	0.01%	2.91%
9/30/21	12.23	0.28	1.77	2.05	(0.43)	(0.38)	(0.81)	13.47	17.23%	56,362	0.10%	0.01%	2.16%
9/30/20	12.50	0.31	0.42	0.73	(0.32)	(0.68)	(1.00)	12.23	6.02%	49,478	0.09%	0.01%	2.59%
9/30/19	13.49	0.33	0.15	0.48	(0.40)	(1.07)	(1.47)	12.50	5.30%	40,806	0.10%	0.01%	2.74%
9/30/18	13.29	0.30	0.63	0.93	(0.49)	(0.24)	(0.73)	13.49	7.15%	21,942	0.09%	0.03%	2.28%
Class R5
3/31/23[r]	$ 9.91	$ 0.20	$ 0.85	$ 1.05	$ (0.28)	$ (0.59)	$ (0.87)	$ 10.09	11.06%[b]	$ 1,524	0.27%[a]	0.11%[a]	3.96%[a]
9/30/22	13.61	0.33	(2.39)	(2.06)	(0.44)	(1.20)	(1.64)	9.91	(17.42%)	1,186	0.23%	0.11%	2.81%
9/30/21	12.35	0.16	1.90	2.06	(0.42)	(0.38)	(0.80)	13.61	17.13%	1,376	0.20%	0.11%	1.21%
9/30/20	12.62	0.28	0.44	0.72	(0.31)	(0.68)	(0.99)	12.35	5.87%	468	0.19%	0.11%	2.32%
9/30/19	13.51	0.07	0.42	0.49	(0.31)	(1.07)	(1.38)	12.62	5.26%	527	0.20%	0.11%	0.61%
9/30/18	13.29	0.23	0.70	0.93	(0.47)	(0.24)	(0.71)	13.51	7.16%	44	0.19%	0.12%	1.72%
Service Class
3/31/23[r]	$ 9.82	$ 0.21	$ 0.83	$ 1.04	$ (0.27)	$ (0.59)	$ (0.86)	$ 10.00	11.00%[b]	$ 4,185	0.37%[a]	0.21%[a]	4.23%[a]
9/30/22	13.49	0.42	(2.46)	(2.04)	(0.43)	(1.20)	(1.63)	9.82	(17.48%)	3,811	0.32%	0.21%	3.50%
9/30/21	12.25	0.27	1.76	2.03	(0.41)	(0.38)	(0.79)	13.49	16.97%	8,867	0.30%	0.21%	2.04%
9/30/20	12.52	0.28	0.42	0.70	(0.29)	(0.68)	(0.97)	12.25	5.76%	9,970	0.29%	0.21%	2.37%
9/30/19	13.49	0.39	0.08	0.47	(0.37)	(1.07)	(1.44)	12.52	5.14%	9,278	0.30%	0.21%	3.23%
9/30/18	13.29	0.27	0.63	0.90	(0.46)	(0.24)	(0.70)	13.49	6.94%	19,582	0.29%	0.23%	2.00%

		Year ended September 30
	Six months ended March 31, 2023[r]	2022	2021	2020	2019	2018
Portfolio turnover rate	18%	54%	35%	73%	47%	67%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

94

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 9.77	$ 0.20	$ 0.82	$ 1.02	$ (0.26)	$ (0.59)	$ (0.85)	$ 9.94	10.87%[b]	$ 27,084	0.47%[a]	0.31%[a]	4.08%[a]
9/30/22	13.42	0.32	(2.36)	(2.04)	(0.41)	(1.20)	(1.61)	9.77	(17.50%)	24,363	0.43%	0.31%	2.73%
9/30/21	12.19	0.28	1.72	2.00	(0.39)	(0.38)	(0.77)	13.42	16.86%	34,778	0.40%	0.31%	2.12%
9/30/20	12.47	0.27	0.42	0.69	(0.29)	(0.68)	(0.97)	12.19	5.64%	39,673	0.39%	0.31%	2.30%
9/30/19	13.44	0.32	0.14	0.46	(0.36)	(1.07)	(1.43)	12.47	5.07%	43,407	0.40%	0.31%	2.61%
9/30/18	13.25	0.26	0.62	0.88	(0.45)	(0.24)	(0.69)	13.44	6.79%	47,433	0.39%	0.33%	1.94%
Class R4
3/31/23[r]	$ 9.59	$ 0.19	$ 0.81	$ 1.00	$ (0.24)	$ (0.59)	$ (0.83)	$ 9.76	10.89%[b]	$ 21,688	0.62%[a]	0.46%[a]	3.90%[a]
9/30/22	13.20	0.28	(2.30)	(2.02)	(0.39)	(1.20)	(1.59)	9.59	(17.65%)	21,218	0.58%	0.46%	2.47%
9/30/21	12.00	0.25	1.70	1.95	(0.37)	(0.38)	(0.75)	13.20	16.65%	29,432	0.55%	0.46%	1.90%
9/30/20	12.29	0.36	0.30	0.66	(0.27)	(0.68)	(0.95)	12.00	5.49%	30,218	0.54%	0.46%	3.02%
9/30/19	13.27	0.30	0.13	0.43	(0.34)	(1.07)	(1.41)	12.29	4.88%	58,761	0.55%	0.46%	2.50%
9/30/18	13.09	0.22	0.63	0.85	(0.43)	(0.24)	(0.67)	13.27	6.66%	66,329	0.54%	0.48%	1.70%
Class A
3/31/23[r]	$ 9.77	$ 0.19	$ 0.82	$ 1.01	$ (0.23)	$ (0.59)	$ (0.82)	$ 9.96	10.75%[b]	$ 9,377	0.72%[a]	0.56%[a]	3.85%[a]
9/30/22	13.25	0.29	(2.37)	(2.08)	(0.20)	(1.20)	(1.40)	9.77	(17.74%)	8,655	0.68%	0.56%	2.48%
9/30/21	12.05	0.30	1.65	1.95	(0.37)	(0.38)	(0.75)	13.25	16.60%	13,796	0.65%	0.56%	2.33%
9/30/20	12.34	0.22	0.44	0.66	(0.27)	(0.68)	(0.95)	12.05	5.46%	69,042	0.64%	0.56%	1.89%
9/30/19	13.32	0.21	0.21	0.42	(0.33)	(1.07)	(1.40)	12.34	4.74%	53,785	0.65%	0.56%	1.71%
9/30/18	13.13	0.20	0.63	0.83	(0.40)	(0.24)	(0.64)	13.32	6.50%	40,219	0.64%	0.58%	1.54%
Class R3
3/31/23[r]	$ 9.56	$ 0.18	$ 0.81	$ 0.99	$ (0.22)	$ (0.59)	$ (0.81)	$ 9.74	10.72%[b]	$ 41,530	0.87%[a]	0.71%[a]	3.70%[a]
9/30/22	13.16	0.29	(2.33)	(2.04)	(0.36)	(1.20)	(1.56)	9.56	(17.85%)	38,799	0.83%	0.71%	2.49%
9/30/21	11.97	0.21	1.70	1.91	(0.34)	(0.38)	(0.72)	13.16	16.35%	59,696	0.80%	0.71%	1.63%
9/30/20	12.25	0.24	0.39	0.63	(0.23)	(0.68)	(0.91)	11.97	5.27%	66,066	0.79%	0.71%	2.02%
9/30/19	13.23	0.26	0.14	0.40	(0.31)	(1.07)	(1.38)	12.25	4.59%	78,974	0.80%	0.71%	2.18%
9/30/18	13.04	0.20	0.63	0.83	(0.40)	(0.24)	(0.64)	13.23	6.47%	87,865	0.79%	0.73%	1.52%

The accompanying notes are an integral part of the financial statements.

95

MassMutual RetireSMARTSM by JPMorgan 2030 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 10.02	$ 0.20	$ 1.03	$ 1.23	$ (0.28)	$ (0.76)	$ (1.04)	$ 10.21	12.86%[b]	$ 63,976	0.08%[a]	0.04%[a]	3.92%[a]
9/30/22	13.80	0.32	(2.49)	(2.17)	(0.45)	(1.16)	(1.61)	10.02	(18.08%)	56,717	0.07%	0.04%	2.68%
9/30/21	12.05	0.25	2.14	2.39	(0.36)	(0.28)	(0.64)	13.80	20.27%	65,036	0.06%	0.04%	1.88%
9/30/20	12.51	0.28	0.45	0.73	(0.30)	(0.89)	(1.19)	12.05	5.91%	50,325	0.06%	0.04%	2.41%
9/30/19	13.91	0.32	0.03	0.35	(0.40)	(1.35)	(1.75)	12.51	4.77%	42,529	0.06%	0.04%	2.64%
9/30/18	13.38	0.29	0.78	1.07	(0.49)	(0.05)	(0.54)	13.91	8.11%	20,448	0.05%	0.04%	2.09%
Class R5
3/31/23[r]	$ 9.96	$ 0.20	$ 1.02	$ 1.22	$ (0.27)	$ (0.76)	$ (1.03)	$ 10.15	12.82%[b]	$ 77,957	0.18%[a]	0.14%[a]	3.86%[a]
9/30/22	13.73	0.32	(2.50)	(2.18)	(0.43)	(1.16)	(1.59)	9.96	(18.18%)	68,661	0.17%	0.14%	2.69%
9/30/21	11.99	0.25	2.11	2.36	(0.34)	(0.28)	(0.62)	13.73	20.17%	79,905	0.16%	0.14%	1.90%
9/30/20	12.45	0.29	0.43	0.72	(0.29)	(0.89)	(1.18)	11.99	5.84%	72,808	0.16%	0.14%	2.50%
9/30/19	13.87	0.25	0.08	0.33	(0.40)	(1.35)	(1.75)	12.45	4.56%	88,078	0.16%	0.14%	2.03%
9/30/18	13.35	0.31	0.74	1.05	(0.48)	(0.05)	(0.53)	13.87	7.96%	11,359	0.15%	0.14%	2.26%
Service Class
3/31/23[r]	$ 10.04	$ 0.20	$ 1.02	$ 1.22	$ (0.25)	$ (0.76)	$ (1.01)	$ 10.25	12.72%[b]	$ 16,814	0.28%[a]	0.24%[a]	3.82%[a]
9/30/22	13.82	0.43	(2.63)	(2.20)	(0.42)	(1.16)	(1.58)	10.04	(18.23%)	15,661	0.27%	0.24%	3.46%
9/30/21	12.06	0.27	2.10	2.37	(0.33)	(0.28)	(0.61)	13.82	20.11%	45,510	0.26%	0.24%	2.03%
9/30/20	12.52	0.24	0.47	0.71	(0.28)	(0.89)	(1.17)	12.06	5.67%	50,072	0.26%	0.24%	2.00%
9/30/19	13.90	0.36	(0.03)aa	0.33	(0.36)	(1.35)	(1.71)	12.52	4.48%	44,334	0.26%	0.24%	2.88%
9/30/18	13.37	0.25	0.79	1.04	(0.46)	(0.05)	(0.51)	13.90	7.88%	115,828	0.25%	0.24%	1.87%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	15%	58%	32%	70%	39%	63%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

96

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 10.00	$ 0.19	$ 1.03	$ 1.22	$ (0.25)	$ (0.76)	$ (1.01)	$ 10.21	12.71%[b]	$ 56,642	0.38%[a]	0.34%[a]	3.67%[a]
9/30/22	13.77	0.32	(2.53)	(2.21)	(0.40)	(1.16)	(1.56)	10.00	(18.33%)	48,874	0.37%	0.34%	2.63%
9/30/21	12.03	0.22	2.12	2.34	(0.32)	(0.28)	(0.60)	13.77	19.86%	76,955	0.36%	0.34%	1.68%
9/30/20	12.48	0.28	0.42	0.70	(0.26)	(0.89)	(1.15)	12.03	5.66%	70,563	0.36%	0.34%	2.33%
9/30/19	13.88	0.28	0.03	0.31	(0.36)	(1.35)	(1.71)	12.48	4.38%	106,439	0.36%	0.34%	2.33%
9/30/18	13.35	0.24	0.78	1.02	(0.44)	(0.05)	(0.49)	13.88	7.78%	104,308	0.35%	0.34%	1.79%
Class R4
3/31/23[r]	$ 9.81	$ 0.17	$ 1.01	$ 1.18	$ (0.23)	$ (0.76)	$ (0.99)	$ 10.00	12.57%[b]	$ 25,479	0.53%[a]	0.49%[a]	3.46%[a]
9/30/22	13.53	0.27	(2.46)	(2.19)	(0.37)	(1.16)	(1.53)	9.81	(18.47%)	22,702	0.52%	0.49%	2.27%
9/30/21	11.82	0.20	2.08	2.28	(0.29)	(0.28)	(0.57)	13.53	19.74%	33,601	0.51%	0.49%	1.55%
9/30/20	12.29	0.29	0.38	0.67	(0.25)	(0.89)	(1.14)	11.82	5.42%	34,745	0.51%	0.49%	2.50%
9/30/19	13.69	0.27	0.02	0.29	(0.34)	(1.35)	(1.69)	12.29	4.23%	57,900	0.51%	0.49%	2.22%
9/30/18	13.18	0.21	0.78	0.99	(0.43)	(0.05)	(0.48)	13.69	7.62%	68,964	0.50%	0.49%	1.57%
Class A
3/31/23[r]	$ 9.94	$ 0.17	$ 1.03	$ 1.20	$ (0.22)	$ (0.76)	$ (0.98)	$ 10.16	12.57%[b]	$ 28,165	0.63%[a]	0.59%[a]	3.41%[a]
9/30/22	13.64	0.27	(2.50)	(2.23)	(0.31)	(1.16)	(1.47)	9.94	(18.55%)	26,417	0.62%	0.59%	2.27%
9/30/21	11.92	0.25	2.05	2.30	(0.30)	(0.28)	(0.58)	13.64	19.67%	37,483	0.61%	0.59%	1.88%
9/30/20	12.39	0.19	0.47	0.66	(0.24)	(0.89)	(1.13)	11.92	5.34%	92,603	0.61%	0.59%	1.66%
9/30/19	13.78	0.23	0.05	0.28	(0.32)	(1.35)	(1.67)	12.39	4.13%	73,893	0.61%	0.59%	1.92%
9/30/18	13.25	0.20	0.78	0.98	(0.40)	(0.05)	(0.45)	13.78	7.52%	75,440	0.60%	0.59%	1.44%
Class R3
3/31/23[r]	$ 9.60	$ 0.16	$ 0.99	$ 1.15	$ (0.21)	$ (0.76)	$ (0.97)	$ 9.78	12.47%[b]	$ 77,190	0.78%[a]	0.74%[a]	3.29%[a]
9/30/22	13.28	0.24	(2.41)	(2.17)	(0.35)	(1.16)	(1.51)	9.60	(18.67%)	70,110	0.77%	0.74%	2.05%
9/30/21	11.62	0.18	2.03	2.21	(0.27)	(0.28)	(0.55)	13.28	19.41%	87,304	0.76%	0.74%	1.38%
9/30/20	12.09	0.20	0.43	0.63	(0.21)	(0.89)	(1.10)	11.62	5.21%	89,115	0.76%	0.74%	1.78%
9/30/19	13.50	0.25	0.00[d]	0.25	(0.31)	(1.35)	(1.66)	12.09	3.92%	103,094	0.76%	0.74%	2.08%
9/30/18	13.00	0.18	0.77	0.95	(0.40)	(0.05)	(0.45)	13.50	7.38%	118,905	0.75%	0.74%	1.35%

The accompanying notes are an integral part of the financial statements.

97

MassMutual RetireSMARTSM by JPMorgan 2035 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 9.99	$ 0.18	$ 1.20	$ 1.38	$ (0.24)	$ (0.95)	$ (1.19)	$ 10.18	14.62%[b]	$ 47,178	0.16%[a]	0.05%[a]	3.48%[a]
9/30/22	14.28	0.31	(2.58)	(2.27)	(0.50)	(1.52)	(2.02)	9.99	(18.91%)	41,191	0.13%	0.05%	2.56%
9/30/21	12.07	0.21	2.59	2.80	(0.31)	(0.28)	(0.59)	14.28	23.66%	53,885	0.12%	0.05%	1.54%
9/30/20	12.73	0.26	0.48	0.74	(0.30)	(1.10)	(1.40)	12.07	5.75%	42,470	0.12%	0.05%	2.23%
9/30/19	14.18	0.32	(0.09)aa	0.23	(0.41)	(1.27)	(1.68)	12.73	3.77%	33,309	0.12%	0.05%	2.56%
9/30/18	13.77	0.25	0.93	1.18	(0.51)	(0.26)	(0.77)	14.18	8.81%	21,586	0.11%	0.07%	1.83%
Class R5
3/31/23[r]	$ 10.00	$ 0.14	$ 1.24	$ 1.38	$ (0.22)	$ (0.95)	$ (1.17)	$ 10.21	14.62%[b]	$ 1,929	0.26%[a]	0.15%[a]	2.82%[a]
9/30/22	14.30	0.30	(2.59)	(2.29)	(0.49)	(1.52)	(2.01)	10.00	(19.03%)	2,624	0.23%	0.15%	2.46%
9/30/21	12.09	0.18	2.61	2.79	(0.30)	(0.28)	(0.58)	14.30	23.52%	3,537	0.22%	0.15%	1.30%
9/30/20	12.75	0.23	0.50	0.73	(0.29)	(1.10)	(1.39)	12.09	5.67%	2,270	0.22%	0.15%	1.91%
9/30/19	14.16	0.05	0.17	0.22	(0.36)	(1.27)	(1.63)	12.75	3.68%	1,801	0.22%	0.15%	0.41%
9/30/18	13.75	0.43	0.73	1.16	(0.49)	(0.26)	(0.75)	14.16	8.68%	132	0.21%	0.18%	3.09%
Service Class
3/31/23[r]	$ 10.15	$ 0.18	$ 1.21	$ 1.39	$ (0.22)	$ (0.95)	$ (1.17)	$ 10.37	14.44%[b]	$ 6,048	0.36%[a]	0.25%[a]	3.40%[a]
9/30/22	14.47	0.30	(2.63)	(2.33)	(0.47)	(1.52)	(1.99)	10.15	(19.06%)	6,293	0.33%	0.25%	2.42%
9/30/21	12.23	0.20	2.60	2.80	(0.28)	(0.28)	(0.56)	14.47	23.36%	8,127	0.32%	0.25%	1.43%
9/30/20	12.87	0.23	0.50	0.73	(0.27)	(1.10)	(1.37)	12.23	5.60%	8,234	0.32%	0.25%	1.89%
9/30/19	14.30	0.33	(0.12)aa	0.21	(0.37)	(1.27)	(1.64)	12.87	3.55%	8,093	0.32%	0.25%	2.62%
9/30/18	13.88	0.25	0.91	1.16	(0.48)	(0.26)	(0.74)	14.30	8.59%	12,908	0.31%	0.27%	1.78%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	19%	63%	34%	92%	50%	62%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized (loss) and net change in unrealized appreciation (depreciation) on investments due to the timing of the commencement of operations of the share class in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

98

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 10.08	$ 0.16	$ 1.22	$ 1.38	$ (0.20)	$ (0.95)	$ (1.15)	$ 10.31	14.49%[b]	$ 23,969	0.46%[a]	0.35%[a]	3.09%[a]
9/30/22	14.39	0.29	(2.62)	(2.33)	(0.46)	(1.52)	(1.98)	10.08	(19.17%)	20,432	0.43%	0.35%	2.35%
9/30/21	12.16	0.17	2.61	2.78	(0.27)	(0.28)	(0.55)	14.39	23.29%	32,891	0.42%	0.35%	1.24%
9/30/20	12.81	0.22	0.49	0.71	(0.26)	(1.10)	(1.36)	12.16	5.46%	28,848	0.42%	0.35%	1.83%
9/30/19	14.25	0.29	(0.09)aa	0.20	(0.37)	(1.27)	(1.64)	12.81	3.44%	32,361	0.42%	0.35%	2.31%
9/30/18	13.83	0.23	0.92	1.15	(0.47)	(0.26)	(0.73)	14.25	8.53%	33,416	0.41%	0.37%	1.63%
Class R4
3/31/23[r]	$ 9.90	$ 0.14	$ 1.21	$ 1.35	$ (0.19)	$ (0.95)	$ (1.14)	$ 10.11	14.37%[b]	$ 20,219	0.61%[a]	0.50%[a]	2.86%[a]
9/30/22	14.16	0.25	(2.56)	(2.31)	(0.43)	(1.52)	(1.95)	9.90	(19.29%)	18,897	0.58%	0.50%	2.02%
9/30/21	11.97	0.17	2.54	2.71	(0.24)	(0.28)	(0.52)	14.16	23.08%	24,087	0.57%	0.50%	1.22%
9/30/20	12.63	0.30	0.38	0.68	(0.24)	(1.10)	(1.34)	11.97	5.30%	24,244	0.57%	0.50%	2.47%
9/30/19	14.06	0.27	(0.09)aa	0.18	(0.34)	(1.27)	(1.61)	12.63	3.37%	49,044	0.57%	0.50%	2.17%
9/30/18	13.67	0.19	0.91	1.10	(0.45)	(0.26)	(0.71)	14.06	8.28%	56,342	0.56%	0.52%	1.40%
Class A
3/31/23[r]	$ 10.03	$ 0.15	$ 1.21	$ 1.36	$ (0.17)	$ (0.95)	$ (1.12)	$ 10.27	14.28%[b]	$ 8,061	0.71%[a]	0.60%[a]	2.83%[a]
9/30/22	14.21	0.27	(2.62)	(2.35)	(0.31)	(1.52)	(1.83)	10.03	(19.34%)	7,392	0.68%	0.60%	2.16%
9/30/21	12.03	0.19	2.52	2.71	(0.25)	(0.28)	(0.53)	14.21	22.92%	13,939	0.67%	0.60%	1.42%
9/30/20	12.69	0.17	0.51	0.68	(0.24)	(1.10)	(1.34)	12.03	5.26%	42,080	0.67%	0.60%	1.48%
9/30/19	14.12	0.22	(0.05)aa	0.17	(0.33)	(1.27)	(1.60)	12.69	3.21%	34,479	0.67%	0.60%	1.74%
9/30/18	13.70	0.17	0.93	1.10	(0.42)	(0.26)	(0.68)	14.12	8.23%	33,548	0.66%	0.62%	1.25%
Class R3
3/31/23[r]	$ 9.85	$ 0.14	$ 1.19	$ 1.33	$ (0.17)	$ (0.95)	$ (1.12)	$ 10.06	14.19%[b]	$ 47,009	0.86%[a]	0.75%[a]	2.77%[a]
9/30/22	14.10	0.22	(2.55)	(2.33)	(0.40)	(1.52)	(1.92)	9.85	(19.50%)	41,463	0.83%	0.75%	1.85%
9/30/21	11.93	0.14	2.53	2.67	(0.22)	(0.28)	(0.50)	14.10	22.76%	53,677	0.82%	0.75%	1.02%
9/30/20	12.58	0.18	0.48	0.66	(0.21)	(1.10)	(1.31)	11.93	5.12%	54,970	0.82%	0.75%	1.51%
9/30/19	14.02	0.24	(0.10)aa	0.14	(0.31)	(1.27)	(1.58)	12.58	2.99%	61,925	0.82%	0.75%	1.95%
9/30/18	13.62	0.17	0.90	1.07	(0.41)	(0.26)	(0.67)	14.02	8.08%	69,914	0.81%	0.77%	1.26%

The accompanying notes are an integral part of the financial statements.

99

MassMutual RetireSMARTSM by JPMorgan 2040 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 9.98	$ 0.17	$ 1.34	$ 1.51	$ (0.23)	$ (1.00)	$ (1.23)	$ 10.26	16.02%[b]	$ 53,649	0.11%[a]	0.04%[a]	3.32%[a]
9/30/22	14.28	0.27	(2.60)	(2.33)	(0.49)	(1.48)	(1.97)	9.98	(19.31%)	46,252	0.09%	0.04%	2.25%
9/30/21	11.54	0.19	2.81	3.00	(0.26)	—	(0.26)	14.28	26.26%	51,708	0.08%	0.04%	1.36%
9/30/20	12.19	0.23	0.47	0.70	(0.27)	(1.08)	(1.35)	11.54	5.59%	38,583	0.09%	0.04%	2.06%
9/30/19	13.81	0.28	(0.16)aa	0.12	(0.39)	(1.35)	(1.74)	12.19	3.22%	28,872	0.09%	0.04%	2.32%
9/30/18	13.23	0.27	0.92	1.19	(0.49)	(0.12)	(0.61)	13.81	9.19%	12,676	0.08%	0.05%	2.00%
Class R5
3/31/23[r]	$ 9.97	$ 0.16	$ 1.34	$ 1.50	$ (0.22)	$ (1.00)	$ (1.22)	$ 10.25	15.90%[b]	$ 55,165	0.21%[a]	0.14%[a]	3.14%[a]
9/30/22	14.26	0.27	(2.60)	(2.33)	(0.48)	(1.48)	(1.96)	9.97	(19.36%)	47,871	0.19%	0.14%	2.19%
9/30/21	11.53	0.18	2.80	2.98	(0.25)	—	(0.25)	14.26	26.08%	62,894	0.18%	0.14%	1.35%
9/30/20	12.18	0.24	0.45	0.69	(0.26)	(1.08)	(1.34)	11.53	5.51%	51,048	0.19%	0.14%	2.15%
9/30/19	13.80	0.22	(0.11)aa	0.11	(0.38)	(1.35)	(1.73)	12.18	3.14%	63,062	0.19%	0.14%	1.84%
9/30/18	13.22	0.26	0.92	1.18	(0.48)	(0.12)	(0.60)	13.80	9.10%	10,301	0.18%	0.15%	1.94%
Service Class
3/31/23[r]	$ 10.02	$ 0.16	$ 1.35	$ 1.51	$ (0.20)	$ (1.00)	$ (1.20)	$ 10.33	15.93%[b]	$ 13,851	0.31%[a]	0.24%[a]	3.12%[a]
9/30/22	14.33	0.34	(2.71)	(2.37)	(0.46)	(1.48)	(1.94)	10.02	(19.49%)	11,683	0.29%	0.24%	2.72%
9/30/21	11.58	0.18	2.81	2.99	(0.24)	—	(0.24)	14.33	26.04%	27,788	0.28%	0.24%	1.31%
9/30/20	12.23	0.19	0.48	0.67	(0.24)	(1.08)	(1.32)	11.58	5.32%	25,091	0.29%	0.24%	1.67%
9/30/19	13.81	0.34	(0.23)aa	0.11	(0.34)	(1.35)	(1.69)	12.23	3.08%	22,042	0.29%	0.24%	2.77%
9/30/18	13.23	0.23	0.93	1.16	(0.46)	(0.12)	(0.58)	13.81	8.95%	68,297	0.28%	0.25%	1.71%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	15%	61%	33%	89%	40%	59%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

100

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 9.95	$ 0.15	$ 1.34	$ 1.49	$ (0.19)	$ (1.00)	$ (1.19)	$ 10.25	15.87%[b]	$ 52,169	0.41%[a]	0.34%[a]	2.94%[a]
9/30/22	14.24	0.27	(2.63)	(2.36)	(0.45)	(1.48)	(1.93)	9.95	(19.56%)	43,754	0.39%	0.34%	2.22%
9/30/21	11.51	0.15	2.81	2.96	(0.23)	—	(0.23)	14.24	25.89%	65,351	0.38%	0.34%	1.08%
9/30/20	12.17	0.23	0.42	0.65	(0.23)	(1.08)	(1.31)	11.51	5.18%	52,611	0.39%	0.34%	1.99%
9/30/19	13.77	0.26	(0.16)aa	0.10	(0.35)	(1.35)	(1.70)	12.17	2.99%	75,729	0.39%	0.34%	2.20%
9/30/18	13.19	0.22	0.92	1.14	(0.44)	(0.12)	(0.56)	13.77	8.86%	73,290	0.38%	0.35%	1.66%
Class R4
3/31/23[r]	$ 9.74	$ 0.14	$ 1.32	$ 1.46	$ (0.18)	$ (1.00)	$ (1.18)	$ 10.02	15.83%[b]	$ 17,890	0.56%[a]	0.49%[a]	2.78%[a]
9/30/22	13.97	0.23	(2.56)	(2.33)	(0.42)	(1.48)	(1.90)	9.74	(19.70%)	15,650	0.54%	0.49%	1.87%
9/30/21	11.29	0.14	2.74	2.88	(0.20)	—	(0.20)	13.97	25.69%	21,449	0.53%	0.49%	1.07%
9/30/20	11.96	0.24	0.38	0.62	(0.21)	(1.08)	(1.29)	11.29	5.04%	24,740	0.54%	0.49%	2.15%
9/30/19	13.56	0.24	(0.16)aa	0.08	(0.33)	(1.35)	(1.68)	11.96	2.84%	43,641	0.54%	0.49%	2.05%
9/30/18	13.01	0.19	0.91	1.10	(0.43)	(0.12)	(0.55)	13.56	8.63%	46,980	0.53%	0.50%	1.40%
Class A
3/31/23[r]	$ 9.89	$ 0.14	$ 1.33	$ 1.47	$ (0.16)	$ (1.00)	$ (1.16)	$ 10.20	15.71%[b]	$ 16,988	0.66%[a]	0.59%[a]	2.67%[a]
9/30/22	14.10	0.24	(2.62)	(2.38)	(0.35)	(1.48)	(1.83)	9.89	(19.73%)	15,262	0.64%	0.59%	1.93%
9/30/21	11.41	0.15	2.74	2.89	(0.20)	—	(0.20)	14.10	25.54%	25,723	0.63%	0.59%	1.13%
9/30/20	12.07	0.15	0.48	0.63	(0.21)	(1.08)	(1.29)	11.41	5.03%	49,795	0.64%	0.59%	1.34%
9/30/19	13.66	0.20	(0.14)aa	0.06	(0.30)	(1.35)	(1.65)	12.07	2.68%	42,006	0.64%	0.59%	1.71%
9/30/18	13.09	0.18	0.92	1.10	(0.41)	(0.12)	(0.53)	13.66	8.54%	44,233	0.63%	0.60%	1.34%
Class R3
3/31/23[r]	$ 9.52	$ 0.13	$ 1.28	$ 1.41	$ (0.16)	$ (1.00)	$ (1.16)	$ 9.77	15.62%[b]	$ 50,152	0.81%[a]	0.74%[a]	2.58%[a]
9/30/22	13.70	0.19	(2.50)	(2.31)	(0.39)	(1.48)	(1.87)	9.52	(19.88%)	43,439	0.79%	0.74%	1.64%
9/30/21	11.09	0.11	2.68	2.79	(0.18)	—	(0.18)	13.70	25.36%	52,607	0.78%	0.74%	0.85%
9/30/20	11.75	0.15	0.45	0.60	(0.18)	(1.08)	(1.26)	11.09	4.92%	54,015	0.79%	0.74%	1.34%
9/30/19	13.36	0.21	(0.18)aa	0.03	(0.29)	(1.35)	(1.64)	11.75	2.48%	59,312	0.79%	0.74%	1.85%
9/30/18	12.82	0.16	0.90	1.06	(0.40)	(0.12)	(0.52)	13.36	8.44%	64,385	0.78%	0.75%	1.19%

The accompanying notes are an integral part of the financial statements.

101

MassMutual RetireSMARTSM by JPMorgan 2045 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 9.97	$ 0.16	$ 1.41	$ 1.57	$ (0.22)	$ (1.26)	$ (1.48)	$ 10.06	16.79%[b]	$ 30,825	0.22%[a]	0.02%[a]	3.13%[a]
9/30/22	14.76	0.27	(2.59)	(2.32)	(0.53)	(1.94)	(2.47)	9.97	(19.49%)	26,481	0.18%	0.02%	2.15%
9/30/21	11.96	0.17	3.18	3.35	(0.24)	(0.31)	(0.55)	14.76	28.57%	30,290	0.16%	0.02%	1.24%
9/30/20	12.75	0.24	0.48	0.72	(0.29)	(1.22)	(1.51)	11.96	5.41%	21,522	0.18%	0.02%	2.04%
9/30/19	14.41	0.29	(0.18)aa	0.11	(0.39)	(1.38)	(1.77)	12.75	3.08%	19,099	0.18%	0.02%	2.32%
9/30/18	13.88	0.21	1.06	1.27	(0.51)	(0.23)	(0.74)	14.41	9.38%	9,650	0.18%	0.03%	1.51%
Class R5
3/31/23[r]	$ 9.97	$ 0.12	$ 1.44	$ 1.56	$ (0.20)	$ (1.26)	$ (1.46)	$ 10.07	16.69%[b]	$ 829	0.31%[a]	0.12%[a]	2.36%[a]
9/30/22	14.76	0.25	(2.59)	(2.34)	(0.51)	(1.94)	(2.45)	9.97	(19.57%)	1,199	0.28%	0.12%	2.01%
9/30/21	11.96	0.17	3.17	3.34	(0.23)	(0.31)	(0.54)	14.76	28.46%	1,327	0.26%	0.12%	1.17%
9/30/20	12.76	0.20	0.50	0.70	(0.28)	(1.22)	(1.50)	11.96	5.25%	935	0.28%	0.12%	1.70%
9/30/19	14.41	0.12	(0.02)aa	0.10	(0.37)	(1.38)	(1.75)	12.76	3.02%	750	0.28%	0.12%	0.92%
9/30/18	13.88	0.33	0.92	1.25	(0.49)	(0.23)	(0.72)	14.41	9.24%	147	0.28%	0.14%	2.33%
Service Class
3/31/23[r]	$ 9.97	$ 0.16	$ 1.41	$ 1.57	$ (0.20)	$ (1.26)	$ (1.46)	$ 10.08	16.74%[b]	$ 3,083	0.42%[a]	0.22%[a]	3.15%[a]
9/30/22	14.77	0.29	(2.66)	(2.37)	(0.49)	(1.94)	(2.43)	9.97	(19.74%)	3,251	0.38%	0.22%	2.32%
9/30/21	11.97	0.16	3.17	3.33	(0.22)	(0.31)	(0.53)	14.77	28.30%	4,642	0.36%	0.22%	1.14%
9/30/20	12.75	0.20	0.48	0.68	(0.24)	(1.22)	(1.46)	11.97	5.15%	4,391	0.38%	0.22%	1.69%
9/30/19	14.39	0.32	(0.23)aa	0.09	(0.35)	(1.38)	(1.73)	12.75	2.92%	3,874	0.38%	0.22%	2.58%
9/30/18	13.86	0.23	1.01	1.24	(0.48)	(0.23)	(0.71)	14.39	9.19%	9,964	0.38%	0.24%	1.66%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	23%	63%	34%	95%	46%	58%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

102

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 9.90	$ 0.14	$ 1.41	$ 1.55	$ (0.18)	$ (1.26)	$ (1.44)	$ 10.01	16.72%[b]	$ 21,156	0.52%[a]	0.32%[a]	2.79%[a]
9/30/22	14.67	0.25	(2.60)	(2.35)	(0.48)	(1.94)	(2.42)	9.90	(19.76%)	17,419	0.48%	0.32%	1.99%
9/30/21	11.90	0.12	3.17	3.29	(0.21)	(0.31)	(0.52)	14.67	28.11%	26,780	0.46%	0.32%	0.87%
9/30/20	12.69	0.19	0.49	0.68	(0.25)	(1.22)	(1.47)	11.90	5.12%	19,671	0.48%	0.32%	1.59%
9/30/19	14.35	0.26	(0.19)aa	0.07	(0.35)	(1.38)	(1.73)	12.69	2.72%	21,597	0.48%	0.32%	2.12%
9/30/18	13.82	0.22	1.01	1.23	(0.47)	(0.23)	(0.70)	14.35	9.12%	18,549	0.48%	0.34%	1.54%
Class R4
3/31/23[r]	$ 9.70	$ 0.12	$ 1.39	$ 1.51	$ (0.16)	$ (1.26)	$ (1.42)	$ 9.79	16.62%[b]	$ 16,277	0.67%[a]	0.47%[a]	2.47%[a]
9/30/22	14.42	0.20	(2.53)	(2.33)	(0.45)	(1.94)	(2.39)	9.70	(19.92%)	15,864	0.63%	0.47%	1.67%
9/30/21	11.70	0.12	3.10	3.22	(0.19)	(0.31)	(0.50)	14.42	27.98%	19,388	0.61%	0.47%	0.90%
9/30/20	12.51	0.24	0.40	0.64	(0.23)	(1.22)	(1.45)	11.70	4.89%	18,225	0.63%	0.47%	2.04%
9/30/19	14.15	0.24	(0.18)aa	0.06	(0.32)	(1.38)	(1.70)	12.51	2.68%	29,963	0.63%	0.47%	1.93%
9/30/18	13.65	0.20	0.98	1.18	(0.45)	(0.23)	(0.68)	14.15	8.86%	30,899	0.63%	0.49%	1.42%
Class A
3/31/23[r]	$ 9.86	$ 0.13	$ 1.40	$ 1.53	$ (0.15)	$ (1.26)	$ (1.41)	$ 9.98	16.54%[b]	$ 6,911	0.77%[a]	0.57%[a]	2.62%[a]
9/30/22	14.50	0.20	(2.58)	(2.38)	(0.32)	(1.94)	(2.26)	9.86	(19.94%)	6,267	0.73%	0.57%	1.60%
9/30/21	11.77	0.14	3.09	3.23	(0.19)	(0.31)	(0.50)	14.50	27.88%	11,723	0.71%	0.57%	1.04%
9/30/20	12.58	0.14	0.49	0.63	(0.22)	(1.22)	(1.44)	11.77	4.79%	28,190	0.73%	0.57%	1.18%
9/30/19	14.22	0.20	(0.15)aa	0.05	(0.31)	(1.38)	(1.69)	12.58	2.54%	19,901	0.73%	0.57%	1.61%
9/30/18	13.70	0.18	0.99	1.17	(0.42)	(0.23)	(0.65)	14.22	8.77%	19,675	0.74%	0.59%	1.25%
Class R3
3/31/23[r]	$ 9.66	$ 0.12	$ 1.37	$ 1.49	$ (0.14)	$ (1.26)	$ (1.40)	$ 9.75	16.45%[b]	$ 35,969	0.92%[a]	0.72%[a]	2.41%[a]
9/30/22	14.36	0.18	(2.53)	(2.35)	(0.41)	(1.94)	(2.35)	9.66	(20.09%)	30,594	0.88%	0.72%	1.50%
9/30/21	11.66	0.10	3.06	3.16	(0.15)	(0.31)	(0.46)	14.36	27.59%	40,009	0.86%	0.72%	0.72%
9/30/20	12.47	0.14	0.47	0.61	(0.20)	(1.22)	(1.42)	11.66	4.62%	42,710	0.88%	0.72%	1.25%
9/30/19	14.11	0.22	(0.19)aa	0.03	(0.29)	(1.38)	(1.67)	12.47	2.41%	46,767	0.88%	0.72%	1.82%
9/30/18	13.61	0.16	0.99	1.15	(0.42)	(0.23)	(0.65)	14.11	8.62%	49,481	0.88%	0.74%	1.19%

The accompanying notes are an integral part of the financial statements.

103

MassMutual RetireSMARTSM by JPMorgan 2050 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 7.28	$ 0.12	$ 1.04	$ 1.16	$ (0.16)	$ (0.77)	$ (0.93)	$ 7.51	16.86%[b]	$ 31,621	0.14%[a]	0.02%[a]	3.08%[a]
9/30/22	10.46	0.19	(1.91)	(1.72)	(0.36)	(1.10)	(1.46)	7.28	(19.60%)	26,439	0.12%	0.02%	2.08%
9/30/21	8.31	0.12	2.23	2.35	(0.17)	(0.03)	(0.20)	10.46	28.53%	26,674	0.12%	0.02%	1.21%
9/30/20	8.80	0.16	0.33	0.49	(0.19)	(0.79)	(0.98)	8.31	5.29%	18,528	0.13%	0.02%	2.02%
9/30/19	10.18	0.20	(0.15)aa	0.05	(0.28)	(1.15)	(1.43)	8.80	3.10%	15,050	0.14%	0.02%	2.27%
9/30/18	9.77	0.18	0.77	0.95	(0.36)	(0.18)	(0.54)	10.18	10.02%	5,973	0.14%	0.04%	1.82%
Class R5
3/31/23[r]	$ 7.26	$ 0.11	$ 1.05	$ 1.16	$ (0.15)	$ (0.77)	$ (0.92)	$ 7.50	16.92%[b]	$ 50,241	0.24%[a]	0.12%[a]	2.95%[a]
9/30/22	10.44	0.18	(1.91)	(1.73)	(0.35)	(1.10)	(1.45)	7.26	(19.73%)	41,662	0.22%	0.12%	2.04%
9/30/21	8.29	0.13	2.21	2.34	(0.16)	(0.03)	(0.19)	10.44	28.49%	50,534	0.22%	0.12%	1.31%
9/30/20	8.78	0.16	0.32	0.48	(0.18)	(0.79)	(0.97)	8.29	5.20%	42,985	0.23%	0.12%	1.93%
9/30/19	10.16	0.17	(0.13)aa	0.04	(0.27)	(1.15)	(1.42)	8.78	3.03%	45,022	0.24%	0.12%	1.94%
9/30/18	9.76	0.18	0.75	0.93	(0.35)	(0.18)	(0.53)	10.16	9.83%	5,701	0.24%	0.14%	1.78%
Service Class
3/31/23[r]	$ 7.31	$ 0.11	$ 1.06	$ 1.17	$ (0.13)	$ (0.77)	$ (0.90)	$ 7.58	16.96%[b]	$ 5,374	0.34%[a]	0.22%[a]	2.90%[a]
9/30/22	10.50	0.22	(1.97)	(1.75)	(0.34)	(1.10)	(1.44)	7.31	(19.78%)	4,478	0.32%	0.22%	2.39%
9/30/21	8.34	0.12	2.23	2.35	(0.16)	(0.03)	(0.19)	10.50	28.34%	12,565	0.32%	0.22%	1.19%
9/30/20	8.82	0.13	0.34	0.47	(0.16)	(0.79)	(0.95)	8.34	5.13%	10,119	0.33%	0.22%	1.59%
9/30/19	10.17	0.24	(0.20)aa	0.04	(0.24)	(1.15)	(1.39)	8.82	2.92%	8,399	0.34%	0.22%	2.73%
9/30/18	9.76	0.15	0.78	0.93	(0.34)	(0.18)	(0.52)	10.17	9.81%	41,405	0.34%	0.24%	1.55%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	18%	60%	36%	92%	40%	65%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

104

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 7.27	$ 0.10	$ 1.05	$ 1.15	$ (0.13)	$ (0.77)	$ (0.90)	$ 7.52	16.79%[b]	$ 42,634	0.44%[a]	0.32%[a]	2.77%[a]
9/30/22	10.45	0.18	(1.93)	(1.75)	(0.33)	(1.10)	(1.43)	7.27	(19.88%)	34,706	0.42%	0.32%	1.95%
9/30/21	8.30	0.09	2.23	2.32	(0.14)	(0.03)	(0.17)	10.45	28.20%	46,558	0.42%	0.32%	0.91%
9/30/20	8.79	0.16	0.30	0.46	(0.16)	(0.79)	(0.95)	8.30	4.98%	34,367	0.43%	0.32%	1.97%
9/30/19	10.16	0.18	(0.15)aa	0.03	(0.25)	(1.15)	(1.40)	8.79	2.84%	52,850	0.44%	0.32%	2.06%
9/30/18	9.75	0.15	0.77	0.92	(0.33)	(0.18)	(0.51)	10.16	9.72%	44,569	0.44%	0.34%	1.47%
Class R4
3/31/23[r]	$ 7.15	$ 0.10	$ 1.03	$ 1.13	$ (0.12)	$ (0.77)	$ (0.89)	$ 7.39	16.76%[b]	$ 15,740	0.59%[a]	0.47%[a]	2.58%[a]
9/30/22	10.29	0.15	(1.88)	(1.73)	(0.31)	(1.10)	(1.41)	7.15	(19.97%)	12,419	0.57%	0.47%	1.72%
9/30/21	8.18	0.08	2.19	2.27	(0.13)	(0.03)	(0.16)	10.29	27.93%	16,268	0.57%	0.47%	0.86%
9/30/20	8.68	0.16	0.28	0.44	(0.15)	(0.79)	(0.94)	8.18	4.78%	15,258	0.58%	0.47%	1.93%
9/30/19	10.05	0.16	(0.15)aa	0.01	(0.23)	(1.15)	(1.38)	8.68	2.66%	23,206	0.59%	0.47%	1.91%
9/30/18	9.65	0.13	0.77	0.90	(0.32)	(0.18)	(0.50)	10.05	9.56%	22,706	0.59%	0.49%	1.37%
Class A
3/31/23[r]	$ 7.23	$ 0.09	$ 1.05	$ 1.14	$ (0.11)	$ (0.77)	$ (0.88)	$ 7.49	16.65%[b]	$ 9,784	0.69%[a]	0.57%[a]	2.51%[a]
9/30/22	10.35	0.15	(1.91)	(1.76)	(0.26)	(1.10)	(1.36)	7.23	(20.08%)	8,582	0.67%	0.57%	1.67%
9/30/21	8.23	0.10	2.18	2.28	(0.13)	(0.03)	(0.16)	10.35	27.87%	14,761	0.67%	0.57%	1.00%
9/30/20	8.72	0.10	0.34	0.44	(0.14)	(0.79)	(0.93)	8.23	4.81%	26,813	0.68%	0.57%	1.22%
9/30/19	10.08	0.15	(0.14)aa	0.01	(0.22)	(1.15)	(1.37)	8.72	2.54%	21,195	0.69%	0.57%	1.70%
9/30/18	9.68	0.12	0.76	0.88	(0.30)	(0.18)	(0.48)	10.08	9.34%	20,721	0.69%	0.59%	1.25%
Class R3
3/31/23[r]	$ 7.07	$ 0.09	$ 1.01	$ 1.10	$ (0.10)	$ (0.77)	$ (0.87)	$ 7.30	16.50%[b]	$ 34,189	0.84%[a]	0.72%[a]	2.37%[a]
9/30/22	10.20	0.13	(1.87)	(1.74)	(0.29)	(1.10)	(1.39)	7.07	(20.23%)	28,557	0.82%	0.72%	1.47%
9/30/21	8.11	0.07	2.16	2.23	(0.11)	(0.03)	(0.14)	10.20	27.70%	34,349	0.82%	0.72%	0.71%
9/30/20	8.60	0.10	0.32	0.42	(0.12)	(0.79)	(0.91)	8.11	4.59%	32,608	0.83%	0.72%	1.23%
9/30/19	9.96	0.16	(0.16)aa	0.00[d]	(0.21)	(1.15)	(1.36)	8.60	2.44%	34,061	0.84%	0.72%	1.86%
9/30/18	9.57	0.11	0.76	0.87	(0.30)	(0.18)	(0.48)	9.96	9.28%	39,324	0.84%	0.74%	1.13%

The accompanying notes are an integral part of the financial statements.

105

MassMutual RetireSMARTSM by JPMorgan 2055 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 8.59	$ 0.14	$ 1.22	$ 1.36	$ (0.19)	$ (1.02)	$ (1.21)	$ 8.74	16.91%[b]	$ 14,770	0.40%[a]	0.00%[a]	3.17%[a]
9/30/22	12.33	0.23	(2.26)	(2.03)	(0.44)	(1.27)	(1.71)	8.59	(19.58%)	12,871	0.34%	0.00%	2.15%
9/30/21	10.15	0.14	2.67	2.81	(0.21)	(0.42)	(0.63)	12.33	28.46%	13,996	0.33%	0.00%	1.20%
9/30/20	10.73	0.21	0.40	0.61	(0.23)	(0.96)	(1.19)	10.15	5.43%	9,429	0.39%	0.00%	2.09%
9/30/19	12.04	0.24	(0.13)aa	0.11	(0.33)	(1.09)	(1.42)	10.73	3.15%	7,761	0.41%	0.00%	2.31%
9/30/18	11.71	0.19	0.94	1.13	(0.44)	(0.36)	(0.80)	12.04	9.97%	3,804	0.49%	0.02%	1.61%
Class R5
3/31/23[r]	$ 8.59	$ 0.10	$ 1.26	$ 1.36	$ (0.17)	$ (1.02)	$ (1.19)	$ 8.76	16.92%[b]	$ 477	0.50%[a]	0.10%[a]	2.26%[a]
9/30/22	12.33	0.21	(2.26)	(2.05)	(0.42)	(1.27)	(1.69)	8.59	(19.69%)	877	0.44%	0.10%	1.97%
9/30/21	10.15	0.10	2.70	2.80	(0.20)	(0.42)	(0.62)	12.33	28.35%	1,523	0.43%	0.10%	0.79%
9/30/20	10.73	0.17	0.43	0.60	(0.22)	(0.96)	(1.18)	10.15	5.34%	643	0.49%	0.10%	1.72%
9/30/19	12.04	0.17	(0.08)aa	0.09	(0.31)	(1.09)	(1.40)	10.73	3.02%	534	0.51%	0.10%	1.61%
9/30/18	11.71	0.15	0.96	1.11	(0.42)	(0.36)	(0.78)	12.04	9.84%	231	0.59%	0.11%	1.24%
Service Class
3/31/23[r]	$ 8.62	$ 0.13	$ 1.23	$ 1.36	$ (0.17)	$ (1.02)	$ (1.19)	$ 8.79	16.86%[b]	$ 3,101	0.60%[a]	0.20%[a]	3.04%[a]
9/30/22	12.38	0.23	(2.31)	(2.08)	(0.41)	(1.27)	(1.68)	8.62	(19.85%)	2,666	0.54%	0.20%	2.12%
9/30/21	10.18	0.13	2.68	2.81	(0.19)	(0.42)	(0.61)	12.38	28.34%	3,260	0.53%	0.20%	1.11%
9/30/20	10.75	0.18	0.40	0.58	(0.19)	(0.96)	(1.15)	10.18	5.15%	2,498	0.59%	0.20%	1.77%
9/30/19	12.05	0.28	(0.19)aa	0.09	(0.30)	(1.09)	(1.39)	10.75	2.99%	2,291	0.61%	0.20%	2.63%
9/30/18	11.72	0.18	0.93	1.11	(0.42)	(0.36)	(0.78)	12.05	9.78%	5,512	0.69%	0.22%	1.55%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	22%	64%	38%	89%	50%	62%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

106

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 8.54	$ 0.12	$ 1.23	$ 1.35	$ (0.16)	$ (1.02)	$ (1.18)	$ 8.71	16.89%[b]	$ 10,975	0.70%[a]	0.30%[a]	2.81%[a]
9/30/22	12.28	0.20	(2.27)	(2.07)	(0.40)	(1.27)	(1.67)	8.54	(19.92%)	8,852	0.64%	0.30%	1.87%
9/30/21	10.11	0.10	2.67	2.77	(0.18)	(0.42)	(0.60)	12.28	28.13%	10,954	0.63%	0.30%	0.85%
9/30/20	10.69	0.16	0.42	0.58	(0.20)	(0.96)	(1.16)	10.11	5.13%	7,482	0.69%	0.30%	1.61%
9/30/19	12.00	0.21	(0.14)aa	0.07	(0.29)	(1.09)	(1.38)	10.69	2.79%	8,364	0.71%	0.30%	1.98%
9/30/18	11.67	0.18	0.92	1.10	(0.41)	(0.36)	(0.77)	12.00	9.73%	6,286	0.79%	0.32%	1.52%
Class R4
3/31/23[r]	$ 8.49	$ 0.11	$ 1.22	$ 1.33	$ (0.15)	$ (1.02)	$ (1.17)	$ 8.65	16.71%[b]	$ 7,683	0.85%[a]	0.45%[a]	2.60%[a]
9/30/22	12.20	0.19	(2.25)	(2.06)	(0.38)	(1.27)	(1.65)	8.49	(19.98%)	5,976	0.79%	0.45%	1.76%
9/30/21	10.04	0.11	2.63	2.74	(0.16)	(0.42)	(0.58)	12.20	28.02%	7,822	0.78%	0.45%	0.92%
9/30/20	10.64	0.22	0.33	0.55	(0.19)	(0.96)	(1.15)	10.04	4.85%	6,887	0.84%	0.45%	2.20%
9/30/19	11.94	0.21	(0.14)aa	0.07	(0.28)	(1.09)	(1.37)	10.64	2.75%	12,251	0.86%	0.45%	2.02%
9/30/18	11.62	0.14	0.93	1.07	(0.39)	(0.36)	(0.75)	11.94	9.50%	11,111	0.94%	0.47%	1.19%
Class A
3/31/23[r]	$ 8.67	$ 0.11	$ 1.26	$ 1.37	$ (0.12)	$ (1.03)	$ (1.15)	$ 8.89	16.74%[b]	$ 1,426	0.95%[a]	0.55%[a]	2.53%[a]
9/30/22	12.23	0.14	(2.26)	(2.12)	(0.17)	(1.27)	(1.44)	8.67	(19.98%)	1,265	0.89%	0.55%	1.27%
9/30/21	10.08	0.11	2.62	2.73	(0.16)	(0.42)	(0.58)	12.23	27.80%	6,298	0.88%	0.55%	0.96%
9/30/20	10.67	0.13	0.42	0.55	(0.18)	(0.96)	(1.14)	10.08	4.83%	10,137	0.94%	0.55%	1.29%
9/30/19	11.97	0.16	(0.11)aa	0.05	(0.26)	(1.09)	(1.35)	10.67	2.55%	7,587	0.96%	0.55%	1.57%
9/30/18	11.64	0.12	0.94	1.06	(0.37)	(0.36)	(0.73)	11.97	9.41%	7,070	1.04%	0.57%	1.02%
Class R3
3/31/23[r]	$ 8.42	$ 0.10	$ 1.21	$ 1.31	$ (0.12)	$ (1.02)	$ (1.14)	$ 8.59	16.64%[b]	$ 23,545	1.10%[a]	0.70%[a]	2.40%[a]
9/30/22	12.12	0.15	(2.23)	(2.08)	(0.35)	(1.27)	(1.62)	8.42	(20.23%)	20,114	1.04%	0.70%	1.46%
9/30/21	9.99	0.09	2.60	2.69	(0.14)	(0.42)	(0.56)	12.12	27.60%	23,885	1.03%	0.70%	0.76%
9/30/20	10.58	0.11	0.42	0.53	(0.16)	(0.96)	(1.12)	9.99	4.69%	24,149	1.09%	0.70%	1.17%
9/30/19	11.88	0.19	(0.15)aa	0.04	(0.25)	(1.09)	(1.34)	10.58	2.44%	22,185	1.11%	0.70%	1.79%
9/30/18	11.57	0.13	0.90	1.03	(0.36)	(0.36)	(0.72)	11.88	9.22%	21,236	1.19%	0.72%	1.10%

The accompanying notes are an integral part of the financial statements.

107

MassMutual RetireSMARTSM by JPMorgan 2060 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 8.54	$ 0.14	$ 1.23	$ 1.37	$ (0.19)	$ (1.04)	$ (1.23)	$ 8.68	17.05%[b]	$ 12,729	1.24%[a]	0.00%[a]	3.23%[a]
9/30/22	12.03	0.24	(2.27)	(2.03)	(0.41)	(1.05)	(1.46)	8.54	(19.60%)	11,505	0.95%	0.00%	2.31%
9/30/21	9.91	0.15	2.59	2.74	(0.20)	(0.42)	(0.62)	12.03	28.43%	14,808	1.07%	0.00%	1.29%
9/30/20	10.53	0.20	0.39	0.59	(0.23)	(0.98)	(1.21)	9.91	5.39%	10,758	1.32%	0.00%	2.06%
9/30/19	11.92	0.28	(0.19)	0.09	(0.32)	(1.16)	(1.48)	10.53	3.15%	10,904	1.57%	0.00%	2.70%
9/30/18	11.40	0.22	0.89	1.11	(0.39)	(0.20)	(0.59)	11.92	10.03%	11,994	1.68%	0.02%	1.90%
Class R5
3/31/23[r]	$ 8.54	$ 0.13	$ 1.23	$ 1.36	$ (0.18)	$ (1.04)	$ (1.22)	$ 8.68	16.90%[b]	$ 194	1.35%[a]	0.10%[a]	2.98%[a]
9/30/22	12.00	0.22	(2.26)	(2.04)	(0.37)	(1.05)	(1.42)	8.54	(19.72%)	194	1.05%	0.10%	2.05%
9/30/21	9.89	0.13	2.59	2.72	(0.19)	(0.42)	(0.61)	12.00	28.27%	1,352	1.17%	0.10%	1.12%
9/30/20	10.51	0.25	0.33	0.58	(0.22)	(0.98)	(1.20)	9.89	5.33%	764	1.42%	0.10%	2.51%
9/30/19	11.91	0.10	(0.03)	0.07	(0.31)	(1.16)	(1.47)	10.51	2.96%	1,257	1.67%	0.10%	1.01%
9/30/18	11.39	0.13	0.97	1.10	(0.38)	(0.20)	(0.58)	11.91	9.94%	319	1.78%	0.11%	1.09%
Service Class
3/31/23[r]	$ 8.49	$ 0.12	$ 1.23	$ 1.35	$ (0.16)	$ (1.04)	$ (1.20)	$ 8.64	16.91%[b]	$ 1,747	1.45%[a]	0.20%[a]	2.82%[a]
9/30/22	11.97	0.21	(2.24)	(2.03)	(0.40)	(1.05)	(1.45)	8.49	(19.75%)	1,215	1.15%	0.20%	1.97%
9/30/21	9.87	0.12	2.58	2.70	(0.18)	(0.42)	(0.60)	11.97	28.15%	2,047	1.27%	0.21%	1.03%
9/30/20	10.49	0.12	0.45	0.57	(0.21)	(0.98)	(1.19)	9.87	5.23%	1,453	1.52%	0.20%	1.20%
9/30/19	11.90	0.32	(0.27)	0.05	(0.30)	(1.16)	(1.46)	10.49	2.79%	529	1.77%	0.20%	3.10%
9/30/18	11.38	0.12	0.98	1.10	(0.38)	(0.20)	(0.58)	11.90	9.88%	668	1.88%	0.21%	1.01%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	26%	78%	38%	77%	51%	58%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

108

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 8.46	$ 0.12	$ 1.22	$ 1.34	$ (0.16)	$ (1.04)	$ (1.20)	$ 8.60	16.84%[b]	$ 2,559	1.54%[a]	0.30%[a]	2.74%[a]
9/30/22	11.95	0.19	(2.25)	(2.06)	(0.38)	(1.05)	(1.43)	8.46	(19.96%)	1,788	1.25%	0.30%	1.81%
9/30/21	9.85	0.09	2.60	2.69	(0.17)	(0.42)	(0.59)	11.95	28.08%	2,210	1.37%	0.33%	0.79%
9/30/20	10.48	0.12	0.43	0.55	(0.20)	(0.98)	(1.18)	9.85	5.07%	1,304	1.62%	0.30%	1.29%
9/30/19	11.87	0.20	(0.15)	0.05	(0.28)	(1.16)	(1.44)	10.48	2.81%	665	1.87%	0.30%	1.97%
9/30/18	11.36	0.17	0.91	1.08	(0.37)	(0.20)	(0.57)	11.87	9.71%	448	1.98%	0.32%	1.47%
Class R4
3/31/23[r]	$ 8.46	$ 0.11	$ 1.22	$ 1.33	$ (0.15)	$ (1.04)	$ (1.19)	$ 8.60	16.65%[b]	$ 1,206	1.70%[a]	0.45%[a]	2.59%[a]
9/30/22	11.94	0.18	(2.25)	(2.07)	(0.36)	(1.05)	(1.41)	8.46	(20.02%)	923	1.40%	0.45%	1.74%
9/30/21	9.85	0.11	2.57	2.68	(0.17)	(0.42)	(0.59)	11.94	27.90%	1,019	1.52%	0.45%	0.92%
9/30/20	10.47	0.12	0.42	0.54	(0.18)	(0.98)	(1.16)	9.85	4.97%	769	1.77%	0.45%	1.26%
9/30/19	11.87	0.14	(0.11)	0.03	(0.27)	(1.16)	(1.43)	10.47	2.60%	374	2.02%	0.45%	1.36%
9/30/18	11.36	0.14	0.92	1.06	(0.35)	(0.20)	(0.55)	11.87	9.58%	255	2.13%	0.47%	1.24%
Class A
3/31/23[r]	$ 8.48	$ 0.12	$ 1.21	$ 1.33	$ (0.13)	$ (1.04)	$ (1.17)	$ 8.64	16.69%[b]	$ 394	1.80%[a]	0.55%[a]	2.64%[a]
9/30/22	11.89	0.20	(2.28)	(2.08)	(0.28)	(1.05)	(1.33)	8.48	(20.10%)	329	1.50%	0.55%	1.86%
9/30/21	9.83	0.12	2.52	2.64	(0.16)	(0.42)	(0.58)	11.89	27.59%	613	1.62%	0.59%	1.04%
9/30/20	10.46	0.07	0.46	0.53	(0.18)	(0.98)	(1.16)	9.83	4.89%	1,190	1.87%	0.55%	0.74%
9/30/19	11.86	0.19	(0.17)	0.02	(0.26)	(1.16)	(1.42)	10.46	2.50%	437	2.12%	0.55%	1.84%
9/30/18	11.35	0.10	0.95	1.05	(0.34)	(0.20)	(0.54)	11.86	9.47%	304	2.23%	0.56%	0.89%
Class R3
3/31/23[r]	$ 8.42	$ 0.10	$ 1.21	$ 1.31	$ (0.12)	$ (1.04)	$ (1.16)	$ 8.57	16.56%[b]	$ 1,730	1.95%[a]	0.70%[a]	2.28%[a]
9/30/22	11.87	0.14	(2.22)	(2.08)	(0.32)	(1.05)	(1.37)	8.42	(20.18%)	1,343	1.65%	0.70%	1.34%
9/30/21	9.80	0.12	2.51	2.63	(0.14)	(0.42)	(0.56)	11.87	27.53%	1,510	1.77%	0.70%	1.03%
9/30/20	10.41	0.08	0.43	0.51	(0.14)	(0.98)	(1.12)	9.80	4.66%	1,885	2.02%	0.70%	0.89%
9/30/19	11.80	0.14	(0.12)	0.02	(0.25)	(1.16)	(1.41)	10.41	2.49%	1,096	2.27%	0.70%	1.38%
9/30/18	11.32	0.08	0.94	1.02	(0.34)	(0.20)	(0.54)	11.80	9.20%	800	2.38%	0.72%	0.73%

The accompanying notes are an integral part of the financial statements.

109

MassMutual RetireSMARTSM by JPMorgan 2065 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[g,r]	$ 10.00	$ 0.01	$ (0.16)	$ (0.15)	$ —	$ —	$ —	$ 9.85	(1.50%)[b]	$ 394	16.17%[a]	0.00%[a]	0.96%[a]
Class R5
3/31/23[g,r]	$ 10.00	$ 0.01	$ (0.17)	$ (0.16)	$ —	$ —	$ —	$ 9.84	(1.60%)[b]	$ 98	16.27%[a]	0.10%[a]	0.86%[a]
Service Class
3/31/23[g,r]	10.00	$ 0.01	$ (0.17)	$ (0.16)	$ —	$ —	$ —	$ 9.84	(1.60%)[b]	$ 98	16.37%[a]	0.20%[a]	0.75%[a]

Six months ended March 31, 2023[b,r]
Portfolio turnover rate	25%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	Commenced operations on February 1, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

110

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[g,r]	$ 10.00	$ 0.01	$ (0.17)	$ (0.16)	$ —	$ —	$ —	$ 9.84	(1.60%)[b]	$ 98	16.48%[a]	0.30%[a]	0.66%[a]
Class R4
3/31/23[g,r]	$ 10.00	$ 0.01	$ (0.17)	$ (0.16)	$ —	$ —	$ —	$ 9.84	(1.60%)[b]	$ 98	16.63%[a]	0.45%[a]	0.50%[a]
Class A
3/31/23[g,r]	$ 10.00	$ 0.01	$ (0.17)	$ (0.16)	$ —	$ —	$ —	$ 9.84	(1.60%)[b]	$ 98	16.73%[a]	0.55%[a]	0.40%[a]
Class R3
3/31/23[g,r]	$ 10.00	$ 0.00[d]	$ (0.17)	$ (0.17)	$ —	$ —	$ —	$ 9.83	(1.70%)[b]	$ 98	16.88%[a]	0.70%[a]	0.25%[a]

The accompanying notes are an integral part of the financial statements.

111

MassMutual Select T. Rowe Price Retirement Balanced Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 13.62	$ 0.65	$ 0.49	$ 1.14	$ (0.67)	$ (0.74)	$ (1.41)	$ 13.35	8.75%[b]	$ 23,195	0.40%[a]	0.28%[a]	9.59%[a]
9/30/22	17.72	0.46	(2.83)	(2.37)	(0.65)	(1.08)	(1.73)	13.62	(14.93%)	20,187	0.40%	0.27%	2.90%
9/30/21	16.19	0.25	2.00	2.25	(0.36)	(0.36)	(0.72)	17.72	14.19%	25,173	0.40%	0.27%	1.42%
9/30/20	15.46	0.31	0.91	1.22	(0.38)	(0.11)	(0.49)	16.19	8.01%	18,598	0.19%	0.06%	2.03%
9/30/19	15.22	0.29	0.44	0.73	(0.36)	(0.13)	(0.49)	15.46	5.24%	14,363	0.27%	0.01%	1.94%
9/30/18[g]	15.00	0.02	0.20	0.22	—	—	—	15.22	1.47%[b]	5,429	0.41%[a]	0.00%[a]	0.25%[a]
Class M5
3/31/23[r]	$ 13.63	$ 0.64	$ 0.50	$ 1.14	$ (0.65)	$ (0.74)	$ (1.39)	$ 13.38	8.73%[b]	$ 137,089	0.55%[a]	0.43%[a]	9.41%[a]
9/30/22	17.73	0.42	(2.83)	(2.41)	(0.61)	(1.08)	(1.69)	13.63	(15.09%)	126,517	0.55%	0.42%	2.66%
9/30/21	16.20	0.23	2.00	2.23	(0.34)	(0.36)	(0.70)	17.73	14.02%	152,253	0.55%	0.42%	1.30%
9/30/20	15.48	0.34	0.85	1.19	(0.36)	(0.11)	(0.47)	16.20	7.85%	126,059	0.33%	0.20%	2.17%
9/30/19	15.21	0.08	0.64	0.72	(0.32)	(0.13)	(0.45)	15.48	5.11%	118,872	0.42%	0.16%	0.53%
9/30/18[g]	15.00	0.01	0.20	0.21	—	—	—	15.21	1.40%[b]	9,189	0.56%[a]	0.15%[a]	0.09%[a]
Class M4
3/31/23[r]	$ 13.65	$ 0.62	$ 0.51	$ 1.13	$ (0.60)	$ (0.74)	$ (1.34)	$ 13.44	8.62%[b]	$ 7,804	0.80%[a]	0.68%[a]	9.15%[a]
9/30/22	17.66	0.40	(2.85)	(2.45)	(0.48)	(1.08)	(1.56)	13.65	(15.28%)	7,314	0.80%	0.67%	2.50%
9/30/21	16.13	0.22	1.97	2.19	(0.30)	(0.36)	(0.66)	17.66	13.80%	14,092	0.80%	0.67%	1.27%
9/30/20	15.42	0.30	0.84	1.14	(0.32)	(0.11)	(0.43)	16.13	7.52%	19,598	0.58%	0.45%	1.94%
9/30/19	15.18	0.27	0.41	0.68	(0.31)	(0.13)	(0.44)	15.42	4.85%	17,961	0.67%	0.40%	1.79%
9/30/18[g]	15.00	(0.02)	0.20	0.18	—	—	—	15.18	1.20%[b]	14,251	0.81%[a]	0.40%[a]	(0.16%)[a]
Class M3
3/31/23[r]	$ 13.57	$ 0.59	$ 0.52	$ 1.11	$ (0.52)	$ (0.74)	$ (1.26)	$ 13.42	8.48%[b]	$ 3,622	1.05%[a]	0.93%[a]	8.67%[a]
9/30/22	17.65	0.33	(2.81)	(2.48)	(0.52)	(1.08)	(1.60)	13.57	(15.55%)	4,113	1.05%	0.92%	2.11%
9/30/21	16.11	0.13	2.01	2.14	(0.24)	(0.36)	(0.60)	17.65	13.47%	6,265	1.05%	0.92%	0.74%
9/30/20	15.39	0.28	0.82	1.10	(0.27)	(0.11)	(0.38)	16.11	7.27%	6,073	0.83%	0.70%	1.79%
9/30/19	15.16	0.25	0.39	0.64	(0.28)	(0.13)	(0.41)	15.39	4.61%	7,417	0.92%	0.66%	1.68%
9/30/18[g]	15.00	(0.04)	0.20	0.16	—	—	—	15.16	1.07%[b]	6,340	1.06%[a]	0.65%[a]	(0.41%)[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	8%	34%	38%	50%	19%	60%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

112

MassMutual Select T. Rowe Price Retirement 2005 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 12.45	$ 0.58	$ 0.52	$ 1.10	$ (0.59)	$ (0.57)	$ (1.16)	$ 12.39	9.22%[b]	$ 10,867	0.42%[a]	0.28%[a]	9.27%[a]
9/30/22	17.52	0.39	(2.66)	(2.27)	(0.62)	(2.18)	(2.80)	12.45	(15.62%)	15,173	0.42%	0.28%	2.65%
9/30/21	16.24	0.30	1.84	2.14	(0.38)	(0.48)	(0.86)	17.52	13.48%	17,418	0.42%	0.28%	1.74%
9/30/20	15.74	0.34	0.85	1.19	(0.43)	(0.26)	(0.69)	16.24	7.74%	19,736	0.62%	0.06%	2.21%
9/30/19	15.19	0.21	0.66	0.87	(0.29)	(0.03)	(0.32)	15.74	5.96%	13,386	0.87%	0.02%	1.40%
9/30/18[g]	15.00	0.04	0.15	0.19	—	—	—	15.19	1.27%[b]	4,932	2.26%[a]	0.00%[a]	0.38%[a]
Class M5
3/31/23[r]	$ 12.42	$ 0.56	$ 0.53	$ 1.09	$ (0.57)	$ (0.57)	$ (1.14)	$ 12.37	9.13%[b]	$ 6,189	0.57%[a]	0.43%[a]	9.01%[a]
9/30/22	17.48	0.41	(2.69)	(2.28)	(0.60)	(2.18)	(2.78)	12.42	(15.73%)	5,681	0.57%	0.43%	2.79%
9/30/21	16.20	0.24	1.87	2.11	(0.35)	(0.48)	(0.83)	17.48	13.33%	7,783	0.57%	0.43%	1.39%
9/30/20	15.71	0.41	0.75	1.16	(0.41)	(0.26)	(0.67)	16.20	7.55%	8,440	0.77%	0.20%	2.63%
9/30/19	15.17	0.34	0.50	0.84	(0.27)	(0.03)	(0.30)	15.71	5.80%	8,422	1.03%	0.16%	2.26%
9/30/18[g]	15.00	0.02	0.15	0.17	—	—	—	15.17	1.13%[b]	7,754	2.41%[a]	0.15%[a]	0.21%[a]
Class M4
3/31/23[r]	$ 12.42	$ 0.51	$ 0.57	$ 1.08	$ (0.52)	$ (0.57)	$ (1.09)	$ 12.41	8.98%[b]	$ 2,009	0.82%[a]	0.68%[a]	8.26%[a]
9/30/22	17.46	0.36	(2.68)	(2.32)	(0.54)	(2.18)	(2.72)	12.42	(15.93%)	2,073	0.82%	0.68%	2.46%
9/30/21	16.17	0.21	1.86	2.07	(0.30)	(0.48)	(0.78)	17.46	13.07%	3,096	0.82%	0.68%	1.22%
9/30/20	15.69	0.36	0.76	1.12	(0.38)	(0.26)	(0.64)	16.17	7.29%	3,455	1.02%	0.45%	2.30%
9/30/19	15.15	0.25	0.56	0.81	(0.24)	(0.03)	(0.27)	15.69	5.53%	3,138	1.28%	0.41%	1.64%
9/30/18[g]	15.00	(0.00)[d]	0.15	0.15	—	—	—	15.15	1.00%[b]	2,059	2.66%[a]	0.40%[a]	(0.05%)[a]
Class M3
3/31/23[r]	$ 12.34	$ 0.51	$ 0.54	$ 1.05	$ (0.50)	$ (0.57)	$ (1.07)	$ 12.32	8.85%[b]	$ 1,532	1.07%[a]	0.93%[a]	8.19%[a]
9/30/22	17.39	0.29	(2.64)	(2.35)	(0.52)	(2.18)	(2.70)	12.34	(16.17%)	1,453	1.07%	0.93%	2.01%
9/30/21	16.11	0.12	1.90	2.02	(0.26)	(0.48)	(0.74)	17.39	12.77%	1,603	1.07%	0.93%	0.72%
9/30/20	15.64	0.32	0.76	1.08	(0.35)	(0.26)	(0.61)	16.11	7.01%	1,227	1.27%	0.69%	2.07%
9/30/19	15.12	0.22	0.55	0.77	(0.22)	(0.03)	(0.25)	15.64	5.28%	1,539	1.53%	0.66%	1.45%
9/30/18[g]	15.00	(0.03)	0.15	0.12	—	—	—	15.12	0.80%[b]	895	2.91%[a]	0.65%[a]	(0.30%)[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	20%	37%	54%	59%	41%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

113

MassMutual Select T. Rowe Price Retirement 2010 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 13.23	$ 0.56	$ 0.64	$ 1.20	$ (0.59)	$ (1.01)	$ (1.60)	$ 12.83	9.60%[b]	$ 65,926	0.42%[a]	0.28%[a]	8.60%[a]
9/30/22	17.63	0.39	(2.90)	(2.51)	(0.62)	(1.27)	(1.89)	13.23	(16.02%)	63,308	0.42%	0.28%	2.51%
9/30/21	16.05	0.27	2.05	2.32	(0.37)	(0.37)	(0.74)	17.63	14.74%	75,734	0.42%	0.28%	1.55%
9/30/20	15.66	0.37	0.85	1.22	(0.43)	(0.40)	(0.83)	16.05	8.02%	72,187	0.20%	0.05%	2.40%
9/30/19	15.20	0.34	0.50	0.84	(0.37)	(0.01)	(0.38)	15.66	5.84%	65,842	0.16%	0.01%	2.26%
9/30/18[g]	15.00	0.02	0.18	0.20	—	—	—	15.20	1.33%[b]	19,842	0.26%[a]	0.00%[a]	0.33%[a]
Class M5
3/31/23[r]	$ 13.21	$ 0.56	$ 0.63	$ 1.19	$ (0.56)	$ (1.01)	$ (1.57)	$ 12.83	9.51%[b]	$ 20,801	0.57%[a]	0.43%[a]	8.61%[a]
9/30/22	17.61	0.47	(2.99)	(2.52)	(0.61)	(1.27)	(1.88)	13.21	(16.10%)	20,741	0.57%	0.43%	2.98%
9/30/21	16.03	0.21	2.08	2.29	(0.34)	(0.37)	(0.71)	17.61	14.57%	32,649	0.57%	0.43%	1.20%
9/30/20	15.65	0.39	0.80	1.19	(0.41)	(0.40)	(0.81)	16.03	7.81%	28,892	0.34%	0.20%	2.53%
9/30/19	15.19	0.36	0.46	0.82	(0.35)	(0.01)	(0.36)	15.65	5.70%	30,690	0.31%	0.16%	2.43%
9/30/18[g]	15.00	0.01	0.18	0.19	—	—	—	15.19	1.27%[b]	32,952	0.41%[a]	0.15%[a]	0.16%[a]
Class M4
3/31/23[r]	$ 13.20	$ 0.54	$ 0.64	$ 1.18	$ (0.49)	$ (1.01)	$ (1.50)	$ 12.88	9.43%[b]	$ 10,182	0.82%[a]	0.68%[a]	8.21%[a]
9/30/22	17.56	0.38	(2.96)	(2.58)	(0.51)	(1.27)	(1.78)	13.20	(16.40%)	10,567	0.82%	0.68%	2.45%
9/30/21	15.99	0.23	2.02	2.25	(0.31)	(0.37)	(0.68)	17.56	14.35%	26,545	0.82%	0.68%	1.37%
9/30/20	15.61	0.33	0.82	1.15	(0.37)	(0.40)	(0.77)	15.99	7.56%	30,398	0.60%	0.45%	2.16%
9/30/19	15.17	0.31	0.46	0.77	(0.32)	(0.01)	(0.33)	15.61	5.37%	23,473	0.56%	0.41%	2.06%
9/30/18[g]	15.00	(0.01)	0.18	0.17	—	—	—	15.17	1.13%[b]	20,459	0.66%[a]	0.40%[a]	(0.08%)[a]
Class M3
3/31/23[r]	$ 13.18	$ 0.52	$ 0.65	$ 1.17	$ (0.48)	$ (1.01)	$ (1.49)	$ 12.86	9.28%[b]	$ 7,719	1.07%[a]	0.93%[a]	7.97%[a]
9/30/22	17.56	0.35	(2.95)	(2.60)	(0.51)	(1.27)	(1.78)	13.18	(16.57%)	8,647	1.07%	0.93%	2.28%
9/30/21	15.99	0.15	2.04	2.19	(0.25)	(0.37)	(0.62)	17.56	13.97%	13,883	1.07%	0.93%	0.90%
9/30/20	15.59	0.25	0.87	1.12	(0.32)	(0.40)	(0.72)	15.99	7.34%	14,512	0.85%	0.70%	1.62%
9/30/19	15.14	0.26	0.48	0.74	(0.28)	(0.01)	(0.29)	15.59	5.15%	13,737	0.81%	0.66%	1.74%
9/30/18[g]	15.00	(0.04)	0.18	0.14	—	—	—	15.14	0.93%[b]	15,085	0.91%[a]	0.65%[a]	(0.33%)[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	13%	34%	33%	53%	27%	14%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

114

MassMutual Select T. Rowe Price Retirement 2015 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 13.57	$ 0.55	$ 0.73	$ 1.28	$ (0.55)	$ (1.11)	$ (1.66)	$ 13.19	9.98%[b]	$ 64,999	0.43%[a]	0.30%[a]	8.20%[a]
9/30/22	17.97	0.36	(2.99)	(2.63)	(0.62)	(1.15)	(1.77)	13.57	(16.38%)	65,438	0.44%	0.30%	2.29%
9/30/21	16.17	0.24	2.32	2.56	(0.35)	(0.41)	(0.76)	17.97	16.19%	78,555	0.44%	0.32%	1.35%
9/30/20	15.64	0.35	0.93	1.28	(0.41)	(0.34)	(0.75)	16.17	8.40%	65,346	0.20%	0.06%	2.29%
9/30/19	15.21	0.30	0.49	0.79	(0.34)	(0.02)	(0.36)	15.64	5.52%	56,389	0.17%	0.01%	1.99%
9/30/18[g]	15.00	0.02	0.19	0.21	—	—	—	15.21	1.40%[b]	27,304	0.34%[a]	0.00%[a]	0.29%[a]
Class M5
3/31/23[r]	$ 13.54	$ 0.55	$ 0.72	$ 1.27	$ (0.52)	$ (1.11)	$ (1.63)	$ 13.18	9.91%[b]	$ 39,372	0.58%[a]	0.45%[a]	8.18%[a]
9/30/22	17.94	0.42	(3.07)	(2.65)	(0.60)	(1.15)	(1.75)	13.54	(16.50%)	39,275	0.59%	0.45%	2.64%
9/30/21	16.14	0.21	2.32	2.53	(0.32)	(0.41)	(0.73)	17.94	16.05%	64,169	0.59%	0.47%	1.21%
9/30/20	15.62	0.36	0.89	1.25	(0.39)	(0.34)	(0.73)	16.14	8.19%	53,926	0.35%	0.21%	2.30%
9/30/19	15.19	0.32	0.46	0.78	(0.33)	(0.02)	(0.35)	15.62	5.44%	52,284	0.32%	0.16%	2.14%
9/30/18[g]	15.00	0.01	0.18	0.19	—	—	—	15.19	1.27%[b]	53,386	0.49%[a]	0.15%[a]	0.14%[a]
Class M4
3/31/23[r]	$ 13.56	$ 0.52	$ 0.74	$ 1.26	$ (0.43)	$ (1.11)	$ (1.54)	$ 13.28	9.79%[b]	$ 4,913	0.83%[a]	0.70%[a]	7.72%[a]
9/30/22	17.92	0.35	(3.04)	(2.69)	(0.52)	(1.15)	(1.67)	13.56	(16.68%)	5,066	0.84%	0.70%	2.21%
9/30/21	16.12	0.19	2.30	2.49	(0.28)	(0.41)	(0.69)	17.92	15.74%	11,856	0.84%	0.72%	1.07%
9/30/20	15.60	0.31	0.89	1.20	(0.34)	(0.34)	(0.68)	16.12	7.89%	12,857	0.60%	0.46%	2.03%
9/30/19	15.17	0.23	0.51	0.74	(0.29)	(0.02)	(0.31)	15.60	5.15%	13,738	0.57%	0.41%	1.52%
9/30/18[g]	15.00	(0.01)	0.18	0.17	—	—	—	15.17	1.13%[b]	11,781	0.74%[a]	0.40%[a]	(0.12%)[a]
Class M3
3/31/23[r]	$ 13.49	$ 0.46	$ 0.78	$ 1.24	$ (0.20)	$ (1.11)	$ (1.31)	$ 13.42	9.61%[b]	$ 1,764	1.08%[a]	0.95%[a]	6.83%[a]
9/30/22	17.87	0.32	(3.04)	(2.72)	(0.51)	(1.15)	(1.66)	13.49	(16.89%)	4,452	1.09%	0.95%	2.01%
9/30/21	16.08	0.13	2.31	2.44	(0.24)	(0.41)	(0.65)	17.87	15.46%	6,990	1.09%	0.97%	0.76%
9/30/20	15.56	0.30	0.87	1.17	(0.31)	(0.34)	(0.65)	16.08	7.65%	7,211	0.85%	0.70%	1.96%
9/30/19	15.15	0.28	0.41	0.69	(0.26)	(0.02)	(0.28)	15.56	4.84%	8,621	0.82%	0.66%	1.89%
9/30/18[g]	15.00	(0.04)	0.19	0.15	—	—	—	15.15	1.00%[b]	7,694	0.99%[a]	0.65%[a]	(0.37%)[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	14%	35%	35%	57%	32%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

115

MassMutual Select T. Rowe Price Retirement 2020 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 13.48	$ 0.51	$ 0.82	$ 1.33	$ (0.54)	$ (1.35)	$ (1.89)	$ 12.92	10.52%[b]	$ 284,977	0.46%[a]	0.32%[a]	7.74%[a]
9/30/22	18.31	0.34	(3.04)	(2.70)	(0.64)	(1.49)	(2.13)	13.48	(16.84%)	267,728	0.47%	0.31%	2.16%
9/30/21	16.22	0.22	2.62	2.84	(0.34)	(0.41)	(0.75)	18.31	17.87%	303,954	0.47%	0.35%	1.25%
9/30/20	15.63	0.33	0.99	1.32	(0.39)	(0.34)	(0.73)	16.22	8.63%	265,328	0.12%	0.07%	2.11%
9/30/19	15.23	0.27	0.47	0.74	(0.33)	(0.01)	(0.34)	15.63	5.20%	219,375	0.05%	0.02%	1.81%
9/30/18[g]	15.00	0.02	0.21	0.23	—	—	—	15.23	1.53%[b]	110,027	0.05%[a]	0.00%[a]	0.25%[a]
Class M5
3/31/23[r]	$ 13.46	$ 0.51	$ 0.81	$ 1.32	$ (0.50)	$ (1.35)	$ (1.85)	$ 12.93	10.43%[b]	$ 136,976	0.61%[a]	0.48%[a]	7.66%[a]
9/30/22	18.29	0.47	(3.19)	(2.72)	(0.62)	(1.49)	(2.11)	13.46	(16.98%)	137,211	0.62%	0.47%	2.89%
9/30/21	16.20	0.19	2.62	2.81	(0.31)	(0.41)	(0.72)	18.29	17.71%	282,667	0.62%	0.50%	1.05%
9/30/20	15.61	0.34	0.96	1.30	(0.37)	(0.34)	(0.71)	16.20	8.49%	257,134	0.26%	0.21%	2.17%
9/30/19	15.21	0.29	0.43	0.72	(0.31)	(0.01)	(0.32)	15.61	5.07%	251,317	0.20%	0.17%	1.93%
9/30/18[g]	15.00	0.01	0.20	0.21	—	—	—	15.21	1.40%[b]	243,194	0.20%[a]	0.15%[a]	0.09%[a]
Class M4
3/31/23[r]	$ 13.46	$ 0.48	$ 0.82	$ 1.30	$ (0.45)	$ (1.35)	$ (1.80)	$ 12.96	10.28%[b]	$ 69,619	0.86%[a]	0.73%[a]	7.33%[a]
9/30/22	18.24	0.33	(3.09)	(2.76)	(0.53)	(1.49)	(2.02)	13.46	(17.15%)	70,876	0.87%	0.72%	2.07%
9/30/21	16.17	0.19	2.57	2.76	(0.28)	(0.41)	(0.69)	18.24	17.38%	139,862	0.87%	0.75%	1.08%
9/30/20	15.58	0.30	0.96	1.26	(0.33)	(0.34)	(0.67)	16.17	8.24%	159,246	0.51%	0.46%	1.92%
9/30/19	15.19	0.26	0.42	0.68	(0.28)	(0.01)	(0.29)	15.58	4.79%	147,162	0.45%	0.42%	1.77%
9/30/18[g]	15.00	(0.01)	0.20	0.19	—	—	—	15.19	1.27%[b]	136,540	0.45%[a]	0.40%[a]	(0.16%)[a]
Class M3
3/31/23[r]	$ 13.45	$ 0.46	$ 0.83	$ 1.29	$ (0.42)	$ (1.35)	$ (1.77)	$ 12.97	10.16%[b]	$ 34,194	1.11%[a]	0.98%[a]	7.00%[a]
9/30/22	18.24	0.30	(3.10)	(2.80)	(0.50)	(1.49)	(1.99)	13.45	(17.37%)	36,043	1.12%	0.97%	1.86%
9/30/21	16.16	0.12	2.58	2.70	(0.21)	(0.41)	(0.62)	18.24	17.02%	55,402	1.12%	1.00%	0.66%
9/30/20	15.56	0.25	0.97	1.22	(0.28)	(0.34)	(0.62)	16.16	8.01%	65,611	0.76%	0.71%	1.65%
9/30/19	15.17	0.21	0.43	0.64	(0.24)	(0.01)	(0.25)	15.56	4.49%	74,882	0.70%	0.67%	1.39%
9/30/18[g]	15.00	(0.04)	0.21	0.17	—	—	—	15.17	1.13%[b]	76,167	0.70%[a]	0.65%[a]	(0.41%)[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	12%	35%	35%	53%	19%	11%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

116

MassMutual Select T. Rowe Price Retirement 2025 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 14.02	$ 0.47	$ 1.03	$ 1.50	$ (0.49)	$ (1.48)	$ (1.97)	$ 13.55	11.39%[b]	$ 386,090	0.50%[a]	0.34%[a]	6.74%[a]
9/30/22	19.04	0.31	(3.31)	(3.00)	(0.66)	(1.36)	(2.02)	14.02	(17.83%)	356,557	0.50%	0.34%	1.88%
9/30/21	16.46	0.20	3.07	3.27	(0.33)	(0.36)	(0.69)	19.04	20.22%	377,165	0.51%	0.39%	1.06%
9/30/20	15.62	0.29	1.15	1.44	(0.36)	(0.24)	(0.60)	16.46	9.35%	284,762	0.14%	0.08%	1.89%
9/30/19	15.23	0.22	0.47	0.69	(0.29)	(0.01)	(0.30)	15.62	4.91%	202,728	0.06%	0.02%	1.43%
9/30/18[g]	15.00	0.02	0.21	0.23	—	—	—	15.23	1.53%[b]	81,689	0.09%[a]	0.00%[a]	0.20%[a]
Class M5
3/31/23[r]	$ 13.99	$ 0.47	$ 1.02	$ 1.49	$ (0.45)	$ (1.48)	$ (1.93)	$ 13.55	11.25%[b]	$ 78,069	0.65%[a]	0.50%[a]	6.74%[a]
9/30/22	19.01	0.45	(3.48)	(3.03)	(0.63)	(1.36)	(1.99)	13.99	(17.99%)	83,947	0.65%	0.50%	2.63%
9/30/21	16.43	0.17	3.07	3.24	(0.30)	(0.36)	(0.66)	19.01	20.08%	195,342	0.66%	0.54%	0.93%
9/30/20	15.60	0.32	1.09	1.41	(0.34)	(0.24)	(0.58)	16.43	9.15%	158,255	0.27%	0.22%	2.07%
9/30/19	15.22	0.26	0.41	0.67	(0.28)	(0.01)	(0.29)	15.60	4.72%	154,071	0.21%	0.16%	1.73%
9/30/18[g]	15.00	0.00[d]	0.22	0.22	—	—	—	15.22	1.47%[b]	147,045	0.24%[a]	0.15%[a]	0.05%[a]
Class M4
3/31/23[r]	$ 13.97	$ 0.44	$ 1.03	$ 1.47	$ (0.40)	$ (1.48)	$ (1.88)	$ 13.56	11.10%[b]	$ 55,332	0.90%[a]	0.75%[a]	6.43%[a]
9/30/22	18.96	0.30	(3.36)	(3.06)	(0.57)	(1.36)	(1.93)	13.97	(18.16%)	51,635	0.90%	0.75%	1.81%
9/30/21	16.40	0.14	3.04	3.18	(0.26)	(0.36)	(0.62)	18.96	19.73%	98,755	0.91%	0.79%	0.76%
9/30/20	15.58	0.26	1.11	1.37	(0.31)	(0.24)	(0.55)	16.40	8.85%	89,755	0.53%	0.48%	1.69%
9/30/19	15.20	0.20	0.44	0.64	(0.25)	(0.01)	(0.26)	15.58	4.48%	81,705	0.46%	0.41%	1.33%
9/30/18[g]	15.00	(0.02)	0.22	0.20	—	—	—	15.20	1.33%[b]	61,589	0.49%[a]	0.40%[a]	(0.20%)[a]
Class M3
3/31/23[r]	$ 13.92	$ 0.41	$ 1.04	$ 1.45	$ (0.33)	$ (1.48)	$ (1.81)	$ 13.56	11.01%[b]	$ 29,215	1.15%[a]	1.00%[a]	5.92%[a]
9/30/22	18.90	0.26	(3.36)	(3.10)	(0.52)	(1.36)	(1.88)	13.92	(18.37%)	35,432	1.15%	1.00%	1.57%
9/30/21	16.35	0.10	3.02	3.12	(0.21)	(0.36)	(0.57)	18.90	19.41%	51,074	1.16%	1.04%	0.57%
9/30/20	15.53	0.25	1.08	1.33	(0.27)	(0.24)	(0.51)	16.35	8.62%	55,244	0.77%	0.72%	1.59%
9/30/19	15.17	0.16	0.44	0.60	(0.23)	(0.01)	(0.24)	15.53	4.23%	64,120	0.71%	0.66%	1.10%
9/30/18[g]	15.00	(0.04)	0.21	0.17	—	—	—	15.17	1.13%[b]	44,333	0.74%[a]	0.65%[a]	(0.45%)[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	14%	38%	40%	42%	14%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

117

MassMutual Select T. Rowe Price Retirement 2030 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 14.37	$ 0.38	$ 1.33	$ 1.71	$ (0.40)	$ (1.65)	$ (2.05)	$ 14.03	12.69%[b]	$ 707,343	0.53%[a]	0.37%[a]	5.34%[a]
9/30/22	19.67	0.25	(3.65)	(3.40)	(0.69)	(1.21)	(1.90)	14.37	(19.32%)	627,370	0.53%	0.37%	1.44%
9/30/21	16.54	0.17	3.54	3.71	(0.31)	(0.27)	(0.58)	19.67	22.79%	582,489	0.54%	0.43%	0.88%
9/30/20	15.60	0.27	1.23	1.50	(0.34)	(0.22)	(0.56)	16.54	9.78%	432,292	0.13%	0.09%	1.74%
9/30/19	15.23	0.20	0.45	0.65	(0.28)	(0.00)[d]	(0.28)	15.60	4.61%	329,602	0.04%	0.01%	1.37%
9/30/18[g]	15.00	0.01	0.22	0.23	—	—	—	15.23	1.53%[b]	148,473	0.04%[a]	0.00%[a]	0.16%[a]
Class M5
3/31/23[r]	$ 14.34	$ 0.38	$ 1.32	$ 1.70	$ (0.35)	$ (1.65)	$ (2.00)	$ 14.04	12.62%[b]	$ 338,911	0.68%[a]	0.54%[a]	5.31%[a]
9/30/22	19.65	0.37	(3.81)	(3.44)	(0.66)	(1.21)	(1.87)	14.34	(19.51%)	322,959	0.69%	0.54%	2.09%
9/30/21	16.52	0.13	3.55	3.68	(0.28)	(0.27)	(0.55)	19.65	22.65%	646,934	0.69%	0.58%	0.67%
9/30/20	15.58	0.28	1.20	1.48	(0.32)	(0.22)	(0.54)	16.52	9.65%	489,123	0.27%	0.23%	1.77%
9/30/19	15.22	0.23	0.39	0.62	(0.26)	(0.00)[d]	(0.26)	15.58	4.41%	434,061	0.19%	0.16%	1.53%
9/30/18[g]	15.00	0.00[d]	0.22	0.22	—	—	—	15.22	1.47%[b]	409,120	0.19%[a]	0.15%[a]	0.00%[a]
Class M4
3/31/23[r]	$ 14.32	$ 0.35	$ 1.33	$ 1.68	$ (0.30)	$ (1.65)	$ (1.95)	$ 14.05	12.45%[b]	$ 162,541	0.93%[a]	0.79%[a]	4.91%[a]
9/30/22	19.58	0.24	(3.71)	(3.47)	(0.58)	(1.21)	(1.79)	14.32	(19.66%)	143,393	0.94%	0.79%	1.41%
9/30/21	16.48	0.14	3.48	3.62	(0.25)	(0.27)	(0.52)	19.58	22.29%	291,355	0.94%	0.83%	0.73%
9/30/20	15.55	0.23	1.20	1.43	(0.28)	(0.22)	(0.50)	16.48	9.34%	298,652	0.52%	0.48%	1.51%
9/30/19	15.20	0.20	0.39	0.59	(0.24)	(0.00)[d]	(0.24)	15.55	4.16%	247,113	0.44%	0.41%	1.34%
9/30/18[g]	15.00	(0.02)	0.22	0.20	—	—	—	15.20	1.33%[b]	193,313	0.44%[a]	0.40%[a]	(0.25%)[a]
Class M3
3/31/23[r]	$ 14.31	$ 0.32	$ 1.35	$ 1.67	$ (0.26)	$ (1.65)	$ (1.91)	$ 14.07	12.39%[b]	$ 77,136	1.18%[a]	1.04%[a]	4.55%[a]
9/30/22	19.59	0.21	(3.73)	(3.52)	(0.55)	(1.21)	(1.76)	14.31	(19.91%)	79,404	1.19%	1.04%	1.19%
9/30/21	16.46	0.06	3.52	3.58	(0.18)	(0.27)	(0.45)	19.59	22.06%	112,891	1.19%	1.08%	0.34%
9/30/20	15.53	0.20	1.19	1.39	(0.24)	(0.22)	(0.46)	16.46	9.06%	123,936	0.77%	0.73%	1.30%
9/30/19	15.17	0.15	0.41	0.56	(0.20)	(0.00)[d]	(0.20)	15.53	3.93%	131,017	0.69%	0.66%	1.01%
9/30/18[g]	15.00	(0.05)	0.22	0.17	—	—	—	15.17	1.13%[b]	123,963	0.69%[a]	0.65%[a]	(0.50%)[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	10%	34%	27%	34%	12%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

118

MassMutual Select T. Rowe Price Retirement 2035 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 14.72	$ 0.31	$ 1.64	$ 1.95	$ (0.31)	$ (1.61)	$ (1.92)	$ 14.75	14.08%[b]	$ 482,759	0.56%[a]	0.39%[a]	4.21%[a]
9/30/22	20.26	0.22	(4.01)	(3.79)	(0.75)	(1.00)	(1.75)	14.72	(20.63%)	412,008	0.57%	0.39%	1.24%
9/30/21	16.64	0.14	4.02	4.16	(0.28)	(0.26)	(0.54)	20.26	25.35%	372,474	0.57%	0.44%	0.71%
9/30/20	15.58	0.25	1.30	1.55	(0.32)	(0.17)	(0.49)	16.64	10.08%	250,301	0.15%	0.09%	1.59%
9/30/19	15.24	0.17	0.42	0.59	(0.25)	(0.00)[d]	(0.25)	15.58	4.23%	172,985	0.07%	0.02%	1.15%
9/30/18[g]	15.00	0.01	0.23	0.24	—	—	—	15.24	1.60%[b]	70,756	0.10%[a]	0.00%[a]	0.12%[a]
Class M5
3/31/23[r]	$ 14.68	$ 0.31	$ 1.63	$ 1.94	$ (0.26)	$ (1.61)	$ (1.87)	$ 14.75	13.99%[b]	$ 101,273	0.71%[a]	0.56%[a]	4.15%[a]
9/30/22	20.22	0.36	(4.17)	(3.81)	(0.73)	(1.00)	(1.73)	14.68	(20.78%)	98,488	0.72%	0.56%	1.98%
9/30/21	16.62	0.12	3.99	4.11	(0.25)	(0.26)	(0.51)	20.22	25.09%	233,159	0.72%	0.61%	0.62%
9/30/20	15.56	0.26	1.27	1.53	(0.30)	(0.17)	(0.47)	16.62	9.95%	176,646	0.29%	0.23%	1.68%
9/30/19	15.23	0.20	0.37	0.57	(0.24)	(0.00)[d]	(0.24)	15.56	4.05%	155,562	0.22%	0.16%	1.31%
9/30/18[g]	15.00	(0.00)[d]	0.23	0.23	—	—	—	15.23	1.53%[b]	136,793	0.25%[a]	0.15%[a]	(0.03%)[a]
Class M4
3/31/23[r]	$ 14.65	$ 0.28	$ 1.63	$ 1.91	$ (0.20)	$ (1.61)	$ (1.81)	$ 14.75	13.80%[b]	$ 77,243	0.96%[a]	0.81%[a]	3.79%[a]
9/30/22	20.16	0.20	(4.04)	(3.84)	(0.67)	(1.00)	(1.67)	14.65	(20.92%)	67,260	0.97%	0.81%	1.10%
9/30/21	16.58	0.06	4.00	4.06	(0.22)	(0.26)	(0.48)	20.16	24.81%	120,031	0.97%	0.86%	0.30%
9/30/20	15.53	0.22	1.27	1.49	(0.27)	(0.17)	(0.44)	16.58	9.66%	75,337	0.55%	0.49%	1.38%
9/30/19	15.20	0.16	0.38	0.54	(0.21)	(0.00)[d]	(0.21)	15.53	3.81%	65,583	0.47%	0.41%	1.05%
9/30/18[g]	15.00	(0.03)	0.23	0.20	—	—	—	15.20	1.33%[b]	54,036	0.50%[a]	0.40%[a]	(0.28%)[a]
Class M3
3/31/23[r]	$ 14.65	$ 0.26	$ 1.64	$ 1.90	$ (0.19)	$ (1.61)	$ (1.80)	$ 14.75	13.68%[b]	$ 38,351	1.21%[a]	1.06%[a]	3.52%[a]
9/30/22	20.13	0.15	(4.05)	(3.90)	(0.58)	(1.00)	(1.58)	14.65	(21.16%)	36,030	1.22%	1.06%	0.86%
9/30/21	16.55	0.05	3.95	4.00	(0.16)	(0.26)	(0.42)	20.13	24.44%	45,019	1.22%	1.12%	0.25%
9/30/20	15.50	0.19	1.25	1.44	(0.22)	(0.17)	(0.39)	16.55	9.39%	58,793	0.79%	0.73%	1.19%
9/30/19	15.18	0.12	0.39	0.51	(0.19)	(0.00)[d]	(0.19)	15.50	3.57%	57,490	0.72%	0.66%	0.80%
9/30/18[g]	15.00	(0.05)	0.23	0.18	—	—	—	15.18	1.20%[b]	50,119	0.75%[a]	0.65%[a]	(0.53%)[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	9%	27%	21%	27%	12%	9%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

119

MassMutual Select T. Rowe Price Retirement 2040 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 14.94	$ 0.26	$ 1.85	$ 2.11	$ (0.25)	$ (2.01)	$ (2.26)	$ 14.79	15.16%[b]	$ 647,355	0.59%[a]	0.41%[a]	3.41%[a]
9/30/22	20.77	0.17	(4.26)	(4.09)	(0.83)	(0.91)	(1.74)	14.94	(21.66%)	542,666	0.59%	0.41%	0.95%
9/30/21	16.73	0.12	4.41	4.53	(0.25)	(0.24)	(0.49)	20.77	27.48%	416,707	0.59%	0.47%	0.63%
9/30/20	15.56	0.23	1.38	1.61	(0.31)	(0.13)	(0.44)	16.73	10.45%	300,976	0.14%	0.09%	1.49%
9/30/19	15.24	0.16	0.40	0.56	(0.24)	(0.00)[d]	(0.24)	15.56	3.97%	223,242	0.04%	0.02%	1.05%
9/30/18[g]	15.00	0.01	0.23	0.24	—	—	—	15.24	1.60%[b]	99,534	0.05%[a]	0.00%[a]	0.08%[a]
Class M5
3/31/23[r]	$ 14.91	$ 0.25	$ 1.84	$ 2.09	$ (0.19)	$ (2.01)	$ (2.20)	$ 14.80	15.04%[b]	$ 318,407	0.74%[a]	0.58%[a]	3.35%[a]
9/30/22	20.74	0.32	(4.44)	(4.12)	(0.80)	(0.91)	(1.71)	14.91	(21.80%)	295,087	0.74%	0.58%	1.69%
9/30/21	16.71	0.07	4.43	4.50	(0.23)	(0.24)	(0.47)	20.74	27.28%	602,095	0.74%	0.64%	0.36%
9/30/20	15.54	0.23	1.36	1.59	(0.29)	(0.13)	(0.42)	16.71	10.32%	405,437	0.29%	0.25%	1.47%
9/30/19	15.23	0.18	0.35	0.53	(0.22)	(0.00)[d]	(0.22)	15.54	3.77%	337,741	0.19%	0.16%	1.20%
9/30/18[g]	15.00	(0.01)	0.24	0.23	—	—	—	15.23	1.53%[b]	316,521	0.20%[a]	0.15%[a]	(0.07%)[a]
Class M4
3/31/23[r]	$ 14.87	$ 0.23	$ 1.85	$ 2.08	$ (0.14)	$ (2.01)	$ (2.15)	$ 14.80	14.92%[b]	$ 142,189	0.99%[a]	0.83%[a]	3.01%[a]
9/30/22	20.66	0.18	(4.35)	(4.17)	(0.71)	(0.91)	(1.62)	14.87	(22.03%)	123,661	0.99%	0.83%	0.96%
9/30/21	16.66	0.09	4.35	4.44	(0.20)	(0.24)	(0.44)	20.66	26.97%	249,137	0.99%	0.89%	0.48%
9/30/20	15.50	0.19	1.35	1.54	(0.25)	(0.13)	(0.38)	16.66	10.03%	249,598	0.54%	0.50%	1.22%
9/30/19	15.21	0.15	0.34	0.49	(0.20)	(0.00)[d]	(0.20)	15.50	3.48%	189,684	0.44%	0.42%	1.00%
9/30/18[g]	15.00	(0.03)	0.24	0.21	—	—	—	15.21	1.40%[b]	132,361	0.45%[a]	0.40%[a]	(0.32%)[a]
Class M3
3/31/23[r]	$ 14.88	$ 0.21	$ 1.84	$ 2.05	$ (0.12)	$ (2.01)	$ (2.13)	$ 14.80	14.74%[b]	$ 72,165	1.24%[a]	1.08%[a]	2.74%[a]
9/30/22	20.67	0.14	(4.35)	(4.21)	(0.67)	(0.91)	(1.58)	14.88	(22.18%)	65,842	1.24%	1.08%	0.78%
9/30/21	16.65	0.01	4.38	4.39	(0.13)	(0.24)	(0.37)	20.67	26.62%	90,972	1.24%	1.15%	0.04%
9/30/20	15.49	0.15	1.35	1.50	(0.21)	(0.13)	(0.34)	16.65	9.76%	98,070	0.78%	0.74%	0.96%
9/30/19	15.18	0.09	0.38	0.47	(0.16)	(0.00)[d]	(0.16)	15.49	3.30%	94,948	0.69%	0.66%	0.64%
9/30/18[g]	15.00	(0.05)	0.23	0.18	—	—	—	15.18	1.20%[b]	86,806	0.70%[a]	0.65%[a]	(0.57%)[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	7%	29%	18%	22%	10%	6%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

120

MassMutual Select T. Rowe Price Retirement 2045 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 15.11	$ 0.23	$ 2.00	$ 2.23	$ (0.22)	$ (1.79)	$ (2.01)	$ 15.33	15.73%[b]	$ 407,102	0.61%[a]	0.42%[a]	3.02%[a]
9/30/22	21.07	0.16	(4.37)	(4.21)	(0.85)	(0.90)	(1.75)	15.11	(21.99%)	333,390	0.61%	0.42%	0.88%
9/30/21	16.76	0.10	4.69	4.79	(0.24)	(0.24)	(0.48)	21.07	28.97%	247,138	0.61%	0.47%	0.50%
9/30/20	15.54	0.22	1.41	1.63	(0.29)	(0.12)	(0.41)	16.76	10.60%	154,476	0.18%	0.10%	1.39%
9/30/19	15.25	0.14	0.38	0.52	(0.23)	(0.00)[d]	(0.23)	15.54	3.71%	111,981	0.08%	0.01%	0.91%
9/30/18[g]	15.00	0.01	0.24	0.25	—	—	—	15.25	1.67%[b]	41,249	0.12%[a]	0.00%[a]	0.06%[a]
Class M5
3/31/23[r]	$ 15.07	$ 0.23	$ 1.99	$ 2.22	$ (0.15)	$ (1.79)	$ (1.94)	$ 15.35	15.64%[b]	$ 66,890	0.76%[a]	0.60%[a]	2.92%[a]
9/30/22	21.02	0.36	(4.59)	(4.23)	(0.82)	(0.90)	(1.72)	15.07	(22.11%)	65,768	0.76%	0.60%	1.88%
9/30/21	16.74	0.07	4.66	4.73	(0.21)	(0.24)	(0.45)	21.02	28.65%	198,343	0.76%	0.67%	0.37%
9/30/20	15.53	0.22	1.38	1.60	(0.27)	(0.12)	(0.39)	16.74	10.40%	141,319	0.31%	0.25%	1.40%
9/30/19	15.23	0.16	0.35	0.51	(0.21)	(0.00)[d]	(0.21)	15.53	3.64%	119,760	0.23%	0.15%	1.08%
9/30/18[g]	15.00	(0.01)	0.24	0.23	—	—	—	15.23	1.53%[b]	106,428	0.27%[a]	0.15%[a]	(0.09%)[a]
Class M4
3/31/23[r]	$ 15.01	$ 0.20	$ 2.00	$ 2.20	$ (0.07)	$ (1.79)	$ (1.86)	$ 15.35	15.53%[b]	$ 57,399	1.01%[a]	0.85%[a]	2.61%[a]
9/30/22	20.96	0.15	(4.42)	(4.27)	(0.78)	(0.90)	(1.68)	15.01	(22.35%)	48,715	1.01%	0.85%	0.82%
9/30/21	16.70	0.03	4.65	4.68	(0.18)	(0.24)	(0.42)	20.96	28.38%	90,570	1.01%	0.92%	0.16%
9/30/20	15.50	0.18	1.38	1.56	(0.24)	(0.12)	(0.36)	16.70	10.12%	60,056	0.56%	0.50%	1.15%
9/30/19	15.21	0.12	0.35	0.47	(0.18)	(0.00)[d]	(0.18)	15.50	3.35%	53,040	0.48%	0.40%	0.78%
9/30/18[g]	15.00	(0.03)	0.24	0.21	—	—	—	15.21	1.40%[b]	39,913	0.52%[a]	0.40%[a]	(0.34%)[a]
Class M3
3/31/23[r]	$ 15.05	$ 0.18	$ 2.00	$ 2.18	$ (0.09)	$ (1.79)	$ (1.88)	$ 15.35	15.32%[b]	$ 30,167	1.26%[a]	1.10%[a]	2.38%[a]
9/30/22	20.95	0.11	(4.44)	(4.33)	(0.67)	(0.90)	(1.57)	15.05	(22.50%)	27,562	1.26%	1.10%	0.57%
9/30/21	16.67	0.01	4.61	4.62	(0.10)	(0.24)	(0.34)	20.95	28.02%	35,140	1.26%	1.17%	0.03%
9/30/20	15.47	0.14	1.38	1.52	(0.20)	(0.12)	(0.32)	16.67	9.86%	46,619	0.81%	0.74%	0.92%
9/30/19	15.19	0.08	0.36	0.44	(0.16)	(0.00)[d]	(0.16)	15.47	3.08%	44,515	0.73%	0.65%	0.55%
9/30/18[g]	15.00	(0.05)	0.24	0.19	—	—	—	15.19	1.27%[b]	35,501	0.77%[a]	0.65%[a]	(0.59%)[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	8%	23%	18%	22%	10%	8%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

121

MassMutual Select T. Rowe Price Retirement 2050 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 15.20	$ 0.22	$ 2.05	$ 2.27	$ (0.22)	$ (1.97)	$ (2.19)	$ 15.28	15.97%[b]	$ 448,283	0.61%[a]	0.43%[a]	2.88%[a]
9/30/22	21.08	0.16	(4.46)	(4.30)	(0.86)	(0.72)	(1.58)	15.20	(22.18%)	364,457	0.61%	0.43%	0.86%
9/30/21	16.78	0.10	4.70	4.80	(0.24)	(0.26)	(0.50)	21.08	29.03%	258,313	0.61%	0.48%	0.49%
9/30/20	15.55	0.22	1.41	1.63	(0.29)	(0.11)	(0.40)	16.78	10.57%	161,863	0.16%	0.10%	1.39%
9/30/19	15.25	0.13	0.40	0.53	(0.23)	(0.00)[d]	(0.23)	15.55	3.75%	121,897	0.06%	0.01%	0.90%
9/30/18[g]	15.00	0.00[d]	0.25	0.25	—	—	—	15.25	1.67%[b]	46,555	0.08%[a]	0.00%[a]	0.06%[a]
Class M5
3/31/23[r]	$ 15.17	$ 0.22	$ 2.03	$ 2.25	$ (0.16)	$ (1.97)	$ (2.13)	$ 15.29	15.84%[b]	$ 241,376	0.76%[a]	0.61%[a]	2.81%[a]
9/30/22	21.04	0.28	(4.60)	(4.32)	(0.83)	(0.72)	(1.55)	15.17	(22.30%)	221,155	0.76%	0.61%	1.46%
9/30/21	16.76	0.05	4.71	4.76	(0.22)	(0.26)	(0.48)	21.04	28.76%	415,859	0.76%	0.67%	0.27%
9/30/20	15.53	0.21	1.40	1.61	(0.27)	(0.11)	(0.38)	16.76	10.44%	280,003	0.30%	0.25%	1.34%
9/30/19	15.23	0.16	0.35	0.51	(0.21)	(0.00)[d]	(0.21)	15.53	3.62%	223,250	0.21%	0.15%	1.11%
9/30/18[g]	15.00	(0.01)	0.24	0.23	—	—	—	15.23	1.53%[b]	199,760	0.23%[a]	0.15%[a]	(0.09%)[a]
Class M4
3/31/23[r]	$ 15.12	$ 0.19	$ 2.04	$ 2.23	$ (0.06)	$ (1.97)	$ (2.03)	$ 15.32	15.73%[b]	$ 84,842	1.01%[a]	0.86%[a]	2.49%[a]
9/30/22	20.96	0.16	(4.52)	(4.36)	(0.76)	(0.72)	(1.48)	15.12	(22.51%)	70,887	1.01%	0.86%	0.87%
9/30/21	16.71	0.06	4.64	4.70	(0.19)	(0.26)	(0.45)	20.96	28.47%	160,626	1.01%	0.92%	0.32%
9/30/20	15.49	0.17	1.39	1.56	(0.23)	(0.11)	(0.34)	16.71	10.16%	147,994	0.55%	0.50%	1.09%
9/30/19	15.21	0.14	0.33	0.47	(0.19)	(0.00)[d]	(0.19)	15.49	3.33%	106,909	0.46%	0.41%	0.93%
9/30/18[g]	15.00	(0.03)	0.24	0.21	—	—	—	15.21	1.40%[b]	76,013	0.48%[a]	0.40%[a]	(0.34%)[a]
Class M3
3/31/23[r]	$ 15.12	$ 0.17	$ 2.03	$ 2.20	$ (0.08)	$ (1.97)	$ (2.05)	$ 15.27	15.54%[b]	$ 50,586	1.26%[a]	1.11%[a]	2.19%[a]
9/30/22	20.95	0.13	(4.52)	(4.39)	(0.72)	(0.72)	(1.44)	15.12	(22.64%)	44,600	1.26%	1.11%	0.67%
9/30/21	16.69	(0.01)	4.65	4.64	(0.12)	(0.26)	(0.38)	20.95	28.09%	60,911	1.26%	1.17%	(0.07%)
9/30/20	15.47	0.13	1.39	1.52	(0.19)	(0.11)	(0.30)	16.69	9.91%	57,934	0.80%	0.74%	0.84%
9/30/19	15.19	0.08	0.35	0.43	(0.15)	(0.00)[d]	(0.15)	15.47	3.03%	53,218	0.71%	0.65%	0.54%
9/30/18[g]	15.00	(0.05)	0.24	0.19	—	—	—	15.19	1.27%[b]	44,079	0.73%[a]	0.65%[a]	(0.59%)[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	6%	27%	15%	22%	10%	5%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

122

MassMutual Select T. Rowe Price Retirement 2055 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 15.13	$ 0.22	$ 2.06	$ 2.28	$ (0.28)	$ (1.54)	$ (1.82)	$ 15.59	15.97%[b]	$ 272,203	0.61%[a]	0.44%[a]	2.85%[a]
9/30/22	21.03	0.11	(4.39)	(4.28)	(0.85)	(0.77)	(1.62)	15.13	(22.22%)	215,507	0.61%	0.44%	0.60%
9/30/21	16.75	0.10	4.70	4.80	(0.24)	(0.28)	(0.52)	21.03	29.06%	112,730	0.61%	0.48%	0.48%
9/30/20	15.54	0.21	1.41	1.62	(0.29)	(0.12)	(0.41)	16.75	10.55%	67,777	0.22%	0.10%	1.32%
9/30/19	15.25	0.13	0.39	0.52	(0.23)	(0.00)[d]	(0.23)	15.54	3.70%	46,245	0.15%	0.01%	0.85%
9/30/18[g]	15.00	0.00[d]	0.25	0.25	—	—	—	15.25	1.67%[b]	16,170	0.24%[a]	0.00%[a]	0.06%[a]
Class M5
3/31/23[r]	$ 15.09	$ 0.22	$ 2.05	$ 2.27	$ (0.18)	$ (1.54)	$ (1.72)	$ 15.64	15.90%[b]	$ 31,989	0.76%[a]	0.62%[a]	2.76%[a]
9/30/22	20.98	0.43	(4.72)	(4.29)	(0.83)	(0.77)	(1.60)	15.09	(22.33%)	32,887	0.76%	0.62%	2.19%
9/30/21	16.73	0.07	4.67	4.74	(0.21)	(0.28)	(0.49)	20.98	28.76%	140,685	0.76%	0.67%	0.34%
9/30/20	15.52	0.21	1.39	1.60	(0.27)	(0.12)	(0.39)	16.73	10.43%	94,767	0.36%	0.24%	1.34%
9/30/19	15.23	0.16	0.34	0.50	(0.21)	(0.00)[d]	(0.21)	15.52	3.57%	75,163	0.30%	0.15%	1.06%
9/30/18[g]	15.00	(0.01)	0.24	0.23	—	—	—	15.23	1.53%[b]	59,887	0.39%[a]	0.15%[a]	(0.09%)[a]
Class M4
3/31/23[r]	$ 15.04	$ 0.20	$ 2.04	$ 2.24	$ (0.13)	$ (1.54)	$ (1.67)	$ 15.61	15.66%[b]	$ 31,208	1.01%[a]	0.87%[a]	2.50%[a]
9/30/22	20.92	0.14	(4.47)	(4.33)	(0.78)	(0.77)	(1.55)	15.04	(22.52%)	27,142	1.01%	0.87%	0.77%
9/30/21	16.69	0.02	4.67	4.69	(0.18)	(0.28)	(0.46)	20.92	28.46%	49,056	1.01%	0.92%	0.11%
9/30/20	15.50	0.17	1.38	1.55	(0.24)	(0.12)	(0.36)	16.69	10.07%	32,270	0.61%	0.50%	1.07%
9/30/19	15.21	0.11	0.36	0.47	(0.18)	(0.00)[d]	(0.18)	15.50	3.34%	25,459	0.55%	0.40%	0.71%
9/30/18[g]	15.00	(0.03)	0.24	0.21	—	—	—	15.21	1.40%[b]	18,047	0.64%[a]	0.40%[a]	(0.34%)[a]
Class M3
3/31/23[r]	$ 15.03	$ 0.17	$ 2.04	$ 2.21	$ (0.15)	$ (1.54)	$ (1.69)	$ 15.55	15.51%[b]	$ 21,838	1.26%[a]	1.12%[a]	2.13%[a]
9/30/22	20.87	0.09	(4.47)	(4.38)	(0.69)	(0.77)	(1.46)	15.03	(22.72%)	19,264	1.26%	1.12%	0.49%
9/30/21	16.64	(0.01)	4.64	4.63	(0.12)	(0.28)	(0.40)	20.87	28.16%	21,424	1.26%	1.18%	(0.03%)
9/30/20	15.46	0.13	1.37	1.50	(0.20)	(0.12)	(0.32)	16.64	9.79%	22,526	0.86%	0.74%	0.86%
9/30/19	15.19	0.08	0.35	0.43	(0.16)	(0.00)[d]	(0.16)	15.46	3.05%	19,819	0.80%	0.65%	0.51%
9/30/18[g]	15.00	(0.05)	0.24	0.19	—	—	—	15.19	1.27%[b]	13,616	0.89%[a]	0.65%[a]	(0.59%)[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	6%	22%	17%	24%	9%	9%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

123

MassMutual Select T. Rowe Price Retirement 2060 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$ 15.09	$ 0.22	$ 2.07	$ 2.29	$ (0.22)	$ (1.24)	$ (1.46)	$ 15.92	$ 15.90%[b]	$ 106,352	0.61%[a]	0.44%[a]	2.77%[a]
9/30/22	21.00	0.19	(4.45)	(4.26)	(0.85)	(0.80)	(1.65)	15.09	(22.19%)	70,208	0.61%	0.44%	1.05%
9/30/21	16.73	0.08	4.71	4.79	(0.24)	(0.28)	(0.52)	21.00	29.03%	55,382	0.61%	0.48%	0.41%
9/30/20	15.51	0.17	1.46	1.63	(0.29)	(0.12)	(0.41)	16.73	10.58%	27,484	0.49%	0.12%	1.10%
9/30/19	15.25	0.12	0.39	0.51	(0.23)	(0.02)	(0.25)	15.51	3.67%	14,159	0.85%	0.01%	0.79%
9/30/18[g]	15.00	0.00[d]	0.25	0.25	—	—	—	15.25	1.67%[b]	3,616	2.35%[a]	0.00%[a]	0.06%[a]
Class M5
3/31/23[r]	$ 15.04	$ 0.23	$ 2.05	$ 2.28	$ (0.18)	$ (1.24)	$ (1.42)	$ 15.90	15.86%[b]	$ 41,525	0.76%[a]	0.62%[a]	2.87%[a]
9/30/22	20.95	0.17	(4.46)	(4.29)	(0.82)	(0.80)	(1.62)	15.04	(22.34%)	36,564	0.76%	0.62%	0.94%
9/30/21	16.70	0.03	4.72	4.75	(0.22)	(0.28)	(0.50)	20.95	28.82%	33,062	0.76%	0.67%	0.13%
9/30/20	15.49	0.17	1.43	1.60	(0.27)	(0.12)	(0.39)	16.70	10.41%	15,067	0.64%	0.27%	1.07%
9/30/19	15.24	0.12	0.36	0.48	(0.21)	(0.02)	(0.23)	15.49	3.50%	7,791	1.00%	0.15%	0.78%
9/30/18[g]	15.00	(0.01)	0.25	0.24	—	—	—	15.24	1.60%[b]	3,032	2.50%[a]	0.15%[a]	(0.09%)[a]
Class M4
3/31/23[r]	$ 14.97	$ 0.20	$ 2.05	$ 2.25	$ (0.12)	$ (1.24)	$ (1.36)	$ 15.86	15.69%[b]	$ 21,154	1.01%[a]	0.87%[a]	2.54%[a]
9/30/22	20.87	0.13	(4.45)	(4.32)	(0.78)	(0.80)	(1.58)	14.97	(22.54%)	17,032	1.01%	0.87%	0.69%
9/30/21	16.65	0.04	4.64	4.68	(0.18)	(0.28)	(0.46)	20.87	28.44%	19,688	1.01%	0.92%	0.19%
9/30/20	15.46	0.15	1.40	1.55	(0.24)	(0.12)	(0.36)	16.65	10.10%	14,447	0.88%	0.52%	0.96%
9/30/19	15.21	0.10	0.36	0.46	(0.19)	(0.02)	(0.21)	15.46	3.34%	8,489	1.25%	0.40%	0.68%
9/30/18[g]	15.00	(0.02)	0.23	0.21	—	—	—	15.21	1.40%[b]	3,919	2.75%[a]	0.40%[a]	(0.34%)[a]
Class M3
3/31/23[r]	$ 14.95	$ 0.17	$ 2.06	$ 2.23	$ (0.11)	$ (1.24)	$ (1.35)	$ 15.83	15.60%[b]	$ 8,826	1.26%[a]	1.12%[a]	2.17%[a]
9/30/22	20.80	0.08	(4.45)	(4.37)	(0.68)	(0.80)	(1.48)	14.95	(22.76%)	6,619	1.26%	1.12%	0.44%
9/30/21	16.61	0.00[d]	4.62	4.62	(0.15)	(0.28)	(0.43)	20.80	28.14%	6,320	1.26%	1.18%	0.03%
9/30/20	15.42	0.09	1.42	1.51	(0.20)	(0.12)	(0.32)	16.61	9.87%	5,798	1.13%	0.77%	0.61%
9/30/19	15.19	0.07	0.35	0.42	(0.17)	(0.02)	(0.19)	15.42	3.03%	3,420	1.50%	0.65%	0.49%
9/30/18[g]	15.00	(0.04)	0.23	0.19	—	—	—	15.19	1.27%[b]	2,126	3.00%[a]	0.65%[a]	(0.59%)[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	8%	23%	19%	31%	16%	36%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

124

MassMutual Select T. Rowe Price Retirement 2065 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[j,w]	Ratio of expenses to average daily net assets after expense waivers	Net investment income (loss) to average daily net assets
Class I
3/31/23[g,r]	$ 10.00	$ (0.00)[d]	$ (0.17)	$ (0.17)	$ —	$ —	$ —	$ 9.83	(1.70%)[b]	$ 688	0.62%[a]	0.46%[a]	(0.31%)[a]
Class M5
3/31/23[g,r]	$ 10.00	$ (0.01)	$ (0.17)	$ (0.18)	$ —	$ —	$ —	$ 9.82	(1.80%)[b]	$ 98	0.78%[a]	0.64%[a]	(0.49%)[a]
Class M4
3/31/23[g,r]	$ 10.00	$ (0.01)	$ (0.17)	$ (0.18)	$ —	$ —	$ —	$ 9.82	(1.80%)[b]	$ 98	1.03%[a]	0.89%[a]	(0.74%)[a]
Class M3
3/31/23[g,r]	$ 10.00	$ (0.02)	$ (0.16)	$ (0.18)	$ —	$ —	$ —	$ 9.82	(1.90%)[b]	$ 98	1.29%[a]	1.14%[a]	(0.99%)[a]

Period ended March 31, 2023[b,r]
Portfolio turnover rate	2%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	Commenced operations on February 1, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

125

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 53 series, including the following 29 series listed below (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual 20/80 Allocation Fund (“20/80 Allocation Fund”)

MassMutual 40/60 Allocation Fund (“40/60 Allocation Fund”)

MassMutual 60/40 Allocation Fund (“60/40 Allocation Fund”)

MassMutual 80/20 Allocation Fund (“80/20 Allocation Fund”)

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (“MM RetireSMART by JPMorgan In Retirement Fund”)

MassMutual RetireSMARTSM by JPMorgan 2020 Fund (“MM RetireSMART by JPMorgan 2020 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2025 Fund (“MM RetireSMART by JPMorgan 2025 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2030 Fund (“MM RetireSMART by JPMorgan 2030 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2035 Fund (“MM RetireSMART by JPMorgan 2035 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2040 Fund (“MM RetireSMART by JPMorgan 2040 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2045 Fund (“MM RetireSMART by JPMorgan 2045 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2050 Fund (“MM RetireSMART by JPMorgan 2050 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2055 Fund (“MM RetireSMART by JPMorgan 2055 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2060 Fund (“MM RetireSMART by JPMorgan 2060 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2065 Fund (“MM RetireSMART by JPMorgan 2065 Fund”)

MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)

MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)

MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)

MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)

MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)

MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)

MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)

MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)

MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)

MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)

MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)

MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)

MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)

MassMutual Select T. Rowe Price Retirement 2065 Fund (“MM Select T. Rowe Price Retirement 2065 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectuses.

The 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund (the “MM Target Allocation Funds”) invest their investable assets in shares of MassMutual Funds advised by MML Investment Advisers, LLC (“MML Advisers”) and non-affiliated mutual funds (together, the “MM Target Allocation Underlying Funds”).

The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, MM RetireSMART by JPMorgan 2060 Fund, and MM RetireSMART by

126

Notes to Financial Statements (Unaudited) (Continued)

JPMorgan 2065 Fund (the “MM RetireSMART by JPMorgan Funds”) invest their investable assets in shares of MassMutual Funds, J.P. Morgan Funds advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates, and non-affiliated mutual funds (together, the “MM RetireSMART by JPMorgan Underlying Funds”).

The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, MM Select T. Rowe Price Retirement 2060 Fund, and MM Select T. Rowe Price Retirement 2065 Fund (the “MM Select T. Rowe Price Retirement Funds”) invest their investable assets primarily in shares of MassMutual Funds and T. Rowe Price Funds (together, the “MM Select T. Rowe Price Underlying Funds”). The MM Target Allocation Underlying Funds, MM RetireSMART by JPMorgan Underlying Funds, and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the “Underlying Funds.”

The financial statements included herein are those of the MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds. The financial statements of the applicable Underlying Funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

Certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

127

Notes to Financial Statements (Unaudited) (Continued)

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

Each Fund characterized all investments at Level 1, as of March 31, 2023. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no Level 3 transfers during the period ended March 31, 2023.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

128

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities

Certain Underlying Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadviser

MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund.

With respect to the MM Target Allocation Funds and MM RetireSMART by JPMorgan Funds, MML Advisers does not receive advisory fees in return for these services.

With respect to the MM Select T. Rowe Price Retirement Funds, in return for these services, MML Advisers receives all-inclusive advisory fees based on each share class of each Fund’s average daily net assets. The all-inclusive advisory fees are computed and accrued daily and payable monthly, and include investment management services and ordinary, recurring operating expenses, but do not cover interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expense; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. The difference in all-inclusive advisory fees among the classes, if any, is a result of their separate arrangements for administrative and shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of an MM Select T. Rowe Price Retirement Fund’s assets, which do not vary by class.

129

Notes to Financial Statements (Unaudited) (Continued)

The applicable all-inclusive fee rate for each class of an MM Select T. Rowe Price Retirement Fund with a specified target retirement year in its name (“Annual Fee Rate”) shall be determined on each June 1 by calculating the “Years to Target Date” by subtracting the calendar year in which such June 1 falls (e.g., 2030) from the target year in the name of the Fund (e.g., 2060); and (ii) identifying the Annual Fee Rate shown in the table below next to the Years to Target Date so determined. The applicable Annual Fee Rate determined as of any June 1 shall be in effect from, and including, that June 1 through, and including, the following May 31.

	Annual Fee Rate (%)
Years to Target Date	Class I	Class M5	Class M4	Class M3
All Prior Years	0.614%	0.764%	0.764%	0.764%
31	0.613%	0.763%	0.763%	0.763%
30	0.613%	0.763%	0.763%	0.763%
29	0.613%	0.763%	0.763%	0.763%
28	0.613%	0.763%	0.763%	0.763%
27	0.613%	0.763%	0.763%	0.763%
26	0.613%	0.763%	0.763%	0.763%
25	0.610%	0.760%	0.760%	0.760%
24	0.608%	0.758%	0.758%	0.758%
23	0.605%	0.755%	0.755%	0.755%
22	0.603%	0.753%	0.753%	0.753%
21	0.599%	0.749%	0.749%	0.749%
20	0.595%	0.745%	0.745%	0.745%
19	0.591%	0.741%	0.741%	0.741%
18	0.586%	0.736%	0.736%	0.736%
17	0.582%	0.732%	0.732%	0.732%
16	0.578%	0.728%	0.728%	0.728%
15	0.573%	0.723%	0.723%	0.723%
14	0.567%	0.717%	0.717%	0.717%
13	0.562%	0.712%	0.712%	0.712%
12	0.556%	0.706%	0.706%	0.706%
11	0.551%	0.701%	0.701%	0.701%
10	0.544%	0.694%	0.694%	0.694%
9	0.537%	0.687%	0.687%	0.687%
8	0.531%	0.681%	0.681%	0.681%
7	0.524%	0.674%	0.674%	0.674%
6	0.517%	0.667%	0.667%	0.667%
5	0.510%	0.660%	0.660%	0.660%
4	0.502%	0.652%	0.652%	0.652%
3	0.495%	0.645%	0.645%	0.645%
2	0.487%	0.637%	0.637%	0.637%
1	0.480%	0.630%	0.630%	0.630%
0	0.474%	0.624%	0.624%	0.624%
(1)	0.469%	0.619%	0.619%	0.619%
(2)	0.463%	0.613%	0.613%	0.613%
(3)	0.458%	0.608%	0.608%	0.608%
(4)	0.452%	0.602%	0.602%	0.602%
(5)	0.446%	0.596%	0.596%	0.596%
(6)	0.440%	0.590%	0.590%	0.590%
(7)	0.433%	0.583%	0.583%	0.583%
(8)	0.427%	0.577%	0.577%	0.577%
Thereafter	0.421%	0.571%	0.571%	0.571%

130

Notes to Financial Statements (Unaudited) (Continued)

The all-inclusive fee rate for each class of the MM Select T. Rowe Price Retirement Balanced Fund is as shown below.

	Annual Fee Rate (%)
	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund	0.396%	0.546%	0.546%	0.546%

MML Advisers has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, J.P. Morgan, for each of the MM RetireSMART by JPMorgan Funds, and with the unaffiliated investment subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), for each of the MM Select T. Rowe Price Retirement Funds.

MML Advisers pays a subadvisory fee to T. Rowe Price based upon the aggregate net assets under management which includes the average daily net assets of the specified Fund which it manages. The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class M5	Class M4	Class M3
20/80 Allocation Fund*	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%	N/A	N/A	N/A
40/60 Allocation Fund*	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%	N/A	N/A	N/A
60/40 Allocation Fund*	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%	N/A	N/A	N/A
80/20 Allocation Fund*	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%	N/A	N/A	N/A
MM RetireSMART by JPMorgan In Retirement Fund	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2020 Fund	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2025 Fund	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2030 Fund	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2035 Fund	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2040 Fund	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2045 Fund	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2050 Fund	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2055 Fund	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2060 Fund	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2065 Fund+	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	N/A	N/A	N/A	N/A

131

Notes to Financial Statements (Unaudited) (Continued)

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund**	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2005 Fund**	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2010 Fund**	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2015 Fund**	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2020 Fund**	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2025 Fund**	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2030 Fund**	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2035 Fund**	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2040 Fund**	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2045 Fund**	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2050 Fund**	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2055 Fund**	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2060 Fund**	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2065 Fund**,+	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%

*	Effective February 1, 2023, Class Y was added to the Fund.
**

Pursuant to the Fund’s investment advisory agreement, MML Advisers has agreed to pay all of the fees payable by the Fund under the Administrative and Shareholder Services Agreement. As a component of the all-inclusive advisory fees that it receives, MML Advisers receives administrative services fees from the Fund, which are equal to the fees payable under the Administrative and Shareholder Services Agreement.

+	Commenced operations on February 1, 2023.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as a distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class R4 shares, Class A shares, and Class M4 shares of each applicable Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares and Class M3 shares of each applicable Fund pay an annual fee of 0.50% of the average

132

Notes to Financial Statements (Unaudited) (Continued)

daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
20/80 Allocation Fund*,**	0.04%	0.14%	0.24%	0.34%	0.49%	0.59%	0.74%	0.14%
40/60 Allocation Fund*,**	0.06%	0.16%	0.26%	0.36%	0.51%	0.61%	0.76%	0.16%
60/40 Allocation Fund*,**	0.06%	0.16%	0.26%	0.36%	0.51%	0.61%	0.76%	0.16%
80/20 Allocation Fund*,**	0.09%	0.19%	0.29%	0.39%	0.54%	0.64%	0.79%	0.19%
MM RetireSMART by JPMorgan In Retirement Fund*	0.06%	0.16%	0.26%	0.36%	0.51%	0.61%	0.76%	N/A
MM RetireSMART by JPMorgan 2020 Fund*	0.04%	0.14%	0.24%	0.34%	0.49%	0.59%	0.74%	N/A
MM RetireSMART by JPMorgan 2025 Fund*	0.01%	0.11%	0.21%	0.31%	0.46%	0.56%	0.71%	N/A
MM RetireSMART by JPMorgan 2030 Fund*	0.04%	0.14%	0.24%	0.34%	0.49%	0.59%	0.74%	N/A
MM RetireSMART by JPMorgan 2035 Fund*	0.05%	0.15%	0.25%	0.35%	0.50%	0.60%	0.75%	N/A
MM RetireSMART by JPMorgan 2040 Fund*	0.04%	0.14%	0.24%	0.34%	0.49%	0.59%	0.74%	N/A
MM RetireSMART by JPMorgan 2045 Fund*	0.02%	0.12%	0.22%	0.32%	0.47%	0.57%	0.72%	N/A
MM RetireSMART by JPMorgan 2050 Fund*	0.02%	0.12%	0.22%	0.32%	0.47%	0.57%	0.72%	N/A
MM RetireSMART by JPMorgan 2055 Fund*	0.00%	0.10%	0.20%	0.30%	0.45%	0.55%	0.70%	N/A
MM RetireSMART by JPMorgan 2060 Fund*	0.00%	0.10%	0.20%	0.30%	0.45%	0.55%	0.70%	N/A
MM RetireSMART by JPMorgan 2065 Fund*,+	0.00%	0.10%	0.20%	0.30%	0.45%	0.55%	0.70%	N/A

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2024.
**	Effective February 1, 2023, Class Y was added to the Fund.
+	Commenced operations on February 1, 2023.

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund*	0.34%	0.49%	0.74%	0.99%
MM Select T. Rowe Price Retirement 2005 Fund*	0.34%	0.49%	0.74%	0.99%
MM Select T. Rowe Price Retirement 2010 Fund*	0.34%	0.49%	0.74%	0.99%
MM Select T. Rowe Price Retirement 2015 Fund*	0.36%	0.51%	0.76%	1.01%
MM Select T. Rowe Price Retirement 2020 Fund*	0.37%	0.53%	0.78%	1.03%
MM Select T. Rowe Price Retirement 2025 Fund*	0.39%	0.55%	0.80%	1.05%
MM Select T. Rowe Price Retirement 2030 Fund*	0.41%	0.58%	0.83%	1.08%
MM Select T. Rowe Price Retirement 2035 Fund*	0.42%	0.59%	0.84%	1.09%
MM Select T. Rowe Price Retirement 2040 Fund*	0.43%	0.60%	0.85%	1.10%
MM Select T. Rowe Price Retirement 2045 Fund*	0.44%	0.62%	0.87%	1.12%

133

Notes to Financial Statements (Unaudited) (Continued)

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement 2050 Fund*	0.45%	0.63%	0.88%	1.13%
MM Select T. Rowe Price Retirement 2055 Fund*	0.46%	0.64%	0.89%	1.14%
MM Select T. Rowe Price Retirement 2060 Fund*	0.46%	0.64%	0.89%	1.14%
MM Select T. Rowe Price Retirement 2065 Fund*,+	0.46%	0.64%	0.89%	1.14%

*	Expense caps in effect through January 31, 2024.
+	Commenced operations on February 1, 2023.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2023:

Total % Ownership by Related Party
20/80 Allocation Fund	90.4%
40/60 Allocation Fund	97.4%
60/40 Allocation Fund	96.9%
80/20 Allocation Fund	95.7%
MM RetireSMART by JPMorgan In Retirement Fund	90.9%
MM RetireSMART by JPMorgan 2020 Fund	98.5%
MM RetireSMART by JPMorgan 2025 Fund	98.8%
MM RetireSMART by JPMorgan 2030 Fund	95.0%
MM RetireSMART by JPMorgan 2035 Fund	99.4%
MM RetireSMART by JPMorgan 2040 Fund	98.3%
MM RetireSMART by JPMorgan 2045 Fund	99.6%
MM RetireSMART by JPMorgan 2050 Fund	99.5%
MM RetireSMART by JPMorgan 2055 Fund	99.5%
MM RetireSMART by JPMorgan 2060 Fund	93.8%
MM RetireSMART by JPMorgan 2065 Fund	100.0%
MM Select T. Rowe Price Retirement Balanced Fund	95.4%
MM Select T. Rowe Price Retirement 2005 Fund	97.1%
MM Select T. Rowe Price Retirement 2010 Fund	99.3%
MM Select T. Rowe Price Retirement 2015 Fund	96.7%
MM Select T. Rowe Price Retirement 2020 Fund	92.4%
MM Select T. Rowe Price Retirement 2025 Fund	92.4%
MM Select T. Rowe Price Retirement 2030 Fund	94.2%
MM Select T. Rowe Price Retirement 2035 Fund	93.1%
MM Select T. Rowe Price Retirement 2040 Fund	94.2%
MM Select T. Rowe Price Retirement 2045 Fund	92.0%

134

Notes to Financial Statements (Unaudited) (Continued)

Total % Ownership by Related Party
MM Select T. Rowe Price Retirement 2050 Fund	92.8%
MM Select T. Rowe Price Retirement 2055 Fund	94.0%
MM Select T. Rowe Price Retirement 2060 Fund	96.5%
MM Select T. Rowe Price Retirement 2065 Fund	100.0%

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investments in Underlying Funds for the period ended March 31, 2023, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
20/80 Allocation Fund	$—	$39,368,997	$—	$30,534,491
40/60 Allocation Fund	—	37,418,428	—	31,813,593
60/40 Allocation Fund	—	48,437,988	—	40,140,411
80/20 Allocation Fund	—	41,010,052	—	32,476,380
MM RetireSMART by JPMorgan In Retirement Fund	—	14,561,683	—	14,656,546
MM RetireSMART by JPMorgan 2020 Fund	—	21,924,730	—	21,166,115
MM RetireSMART by JPMorgan 2025 Fund	—	28,836,117	—	26,846,047
MM RetireSMART by JPMorgan 2030 Fund	—	70,629,249	—	51,664,168
MM RetireSMART by JPMorgan 2035 Fund	—	35,831,205	—	29,067,015
MM RetireSMART by JPMorgan 2040 Fund	—	57,084,161	—	37,743,600
MM RetireSMART by JPMorgan 2045 Fund	—	30,988,287	—	25,029,782
MM RetireSMART by JPMorgan 2050 Fund	—	52,924,467	—	32,470,697
MM RetireSMART by JPMorgan 2055 Fund	—	18,337,855	—	13,045,125
MM RetireSMART by JPMorgan 2060 Fund	—	6,950,051	—	4,993,621
MM RetireSMART by JPMorgan 2065 Fund	—	1,246,329	—	247,630
MM Select T. Rowe Price Retirement Balanced Fund	—	25,361,180	—	12,918,807
MM Select T. Rowe Price Retirement 2005 Fund	—	4,882,777	—	8,854,651
MM Select T. Rowe Price Retirement 2010 Fund	—	13,460,642	—	13,687,702
MM Select T. Rowe Price Retirement 2015 Fund	—	15,876,501	—	21,134,350
MM Select T. Rowe Price Retirement 2020 Fund	—	68,141,029	—	65,710,996
MM Select T. Rowe Price Retirement 2025 Fund	—	84,267,930	—	79,004,934
MM Select T. Rowe Price Retirement 2030 Fund	—	186,622,297	—	123,100,356
MM Select T. Rowe Price Retirement 2035 Fund	—	114,115,174	—	59,933,944
MM Select T. Rowe Price Retirement 2040 Fund	—	167,603,041	—	74,651,975
MM Select T. Rowe Price Retirement 2045 Fund	—	97,400,308	—	40,405,975
MM Select T. Rowe Price Retirement 2050 Fund	—	130,016,186	—	50,130,199
MM Select T. Rowe Price Retirement 2055 Fund	—	64,994,460	—	21,258,550
MM Select T. Rowe Price Retirement 2060 Fund	—	51,188,397	—	12,000,225
MM Select T. Rowe Price Retirement 2065 Fund	—	1,011,655	—	20,028

135

Notes to Financial Statements (Unaudited) (Continued)

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
20/80 Allocation Fund Class I
Sold	95,166	$806,805	423,951	$4,033,587
Issued as reinvestment of dividends	76,909	640,649	124,256	1,238,827
Redeemed	(159,555)	(1,351,807)	(768,339)	(7,376,388)
Net increase (decrease)	12,520	$95,647	(220,132)	$(2,103,974)
20/80 Allocation Fund Class R5
Sold	14,896	$126,472	322,000	$3,418,809
Issued as reinvestment of dividends	14,709	122,530	60,379	600,769
Redeemed	(12,536)	(106,716)	(661,324)	(6,325,229)
Net increase (decrease)	17,069	$142,286	(278,945)	$(2,305,651)
20/80 Allocation Fund Service Class
Sold	870,786	$7,404,607	1,337,448	$12,737,043
Issued as reinvestment of dividends	611,516	5,093,925	806,593	8,033,664
Redeemed	(430,210)	(3,664,369)	(1,480,152)	(13,991,530)
Net increase (decrease)	1,052,092	$8,834,163	663,889	$6,779,177
20/80 Allocation Fund Administrative Class
Sold	172,039	$1,467,427	256,571	$2,459,877
Issued as reinvestment of dividends	102,788	859,307	138,029	1,380,292
Redeemed	(104,082)	(877,572)	(761,541)	(7,743,462)
Net increase (decrease)	170,745	$1,449,162	(366,941)	$(3,903,293)
20/80 Allocation Fund Class R4
Sold	37,920	$328,843	66,574	$642,276
Issued as reinvestment of dividends	15,178	129,313	24,105	245,146
Redeemed	(68,249)	(586,632)	(125,883)	(1,232,895)
Net increase (decrease)	(15,151)	$(128,476)	(35,204)	$(345,473)
20/80 Allocation Fund Class A
Sold	167,672	$1,431,014	177,692	$1,720,692
Issued as reinvestment of dividends	77,772	654,843	113,100	1,138,922
Redeemed	(300,266)	(2,571,368)	(459,164)	(4,481,851)
Net increase (decrease)	(54,822)	$(485,511)	(168,372)	$(1,622,237)
20/80 Allocation Fund Class R3
Sold	45,547	$381,095	344,254	$3,277,658
Issued as reinvestment of dividends	21,678	179,061	35,734	352,697
Redeemed	(120,402)	(1,003,993)	(427,407)	(3,949,015)
Net increase (decrease)	(53,177)	$(443,837)	(47,419)	$(318,660)
20/80 Allocation Fund Class Y(a)
Sold	11,534	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	11,534	$100,000
40/60 Allocation Fund Class I
Sold	195,361	$1,617,825	1,388,047	$13,549,712
Issued as reinvestment of dividends	257,213	2,055,129	420,782	4,148,911
Redeemed	(544,308)	(4,564,999)	(2,543,747)	(23,796,873)
Net increase (decrease)	(91,734)	$(892,045)	(734,918)	$(6,098,250)

136

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
40/60 Allocation Fund Class R5
Sold	39,576	$329,180	538,833	$5,647,066
Issued as reinvestment of dividends	48,051	384,889	104,528	1,032,740
Redeemed	(47,986)	(399,444)	(777,160)	(7,616,042)
Net increase (decrease)	39,641	$314,625	(133,799)	$(936,236)
40/60 Allocation Fund Service Class
Sold	88,506	$738,011	193,014	$1,845,937
Issued as reinvestment of dividends	112,705	908,402	135,156	1,343,448
Redeemed	(32,225)	(268,325)	(353,931)	(3,345,263)
Net increase (decrease)	168,986	$1,378,088	(25,761)	$(155,878)
40/60 Allocation Fund Administrative Class
Sold	149,720	$1,246,787	193,470	$1,843,868
Issued as reinvestment of dividends	233,834	1,884,705	308,979	3,071,255
Redeemed	(271,069)	(2,243,340)	(1,227,855)	(12,127,557)
Net increase (decrease)	112,485	$888,152	(725,406)	$(7,212,434)
40/60 Allocation Fund Class R4
Sold	465,119	$3,850,319	1,655,895	$15,864,204
Issued as reinvestment of dividends	285,626	2,276,436	301,285	2,964,646
Redeemed	(196,888)	(1,611,571)	(1,102,485)	(10,287,186)
Net increase (decrease)	553,857	$4,515,184	854,695	$8,541,664
40/60 Allocation Fund Class A
Sold	369,494	$3,097,613	380,461	$3,580,805
Issued as reinvestment of dividends	364,704	2,957,749	444,808	4,443,631
Redeemed	(586,658)	(4,865,790)	(1,105,489)	(10,926,047)
Net increase (decrease)	147,540	$1,189,572	(280,220)	$(2,901,611)
40/60 Allocation Fund Class R3
Sold	129,880	$1,066,012	1,872,290	$19,355,867
Issued as reinvestment of dividends	114,543	910,614	167,009	1,638,358
Redeemed	(327,449)	(2,710,926)	(841,536)	(7,922,523)
Net increase (decrease)	(83,026)	$(734,300)	1,197,763	$13,071,702
40/60 Allocation Fund Class Y(a)
Sold	11,848	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	11,848	$100,000
60/40 Allocation Fund Class I
Sold	150,963	$1,222,535	1,234,145	$12,093,525
Issued as reinvestment of dividends	425,146	3,260,867	383,320	3,794,867
Redeemed	(160,406)	(1,297,804)	(707,895)	(6,930,602)
Net increase (decrease)	415,703	$3,185,598	909,570	$8,957,790
60/40 Allocation Fund Class R5
Sold	41,083	$335,907	644,350	$7,118,216
Issued as reinvestment of dividends	115,911	890,196	324,915	3,219,903
Redeemed	(81,322)	(686,684)	(1,814,154)	(17,819,753)
Net increase (decrease)	75,672	$539,419	(844,889)	$(7,481,634)

137

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
60/40 Allocation Fund Service Class
Sold	175,233	$1,425,401	305,096	$2,990,863
Issued as reinvestment of dividends	296,015	2,285,237	315,644	3,146,970
Redeemed	(145,723)	(1,187,703)	(333,038)	(3,068,410)
Net increase (decrease)	325,525	$2,522,935	287,702	$3,069,423
60/40 Allocation Fund Administrative Class
Sold	306,971	$2,477,412	404,343	$3,819,249
Issued as reinvestment of dividends	540,653	4,179,251	639,487	6,382,082
Redeemed	(185,683)	(1,527,484)	(1,907,803)	(19,592,899)
Net increase (decrease)	661,941	$5,129,179	(863,973)	$(9,391,568)
60/40 Allocation Fund Class R4
Sold	111,157	$932,077	205,498	$1,953,469
Issued as reinvestment of dividends	118,907	910,830	122,080	1,207,371
Redeemed	(141,055)	(1,149,636)	(305,696)	(3,032,290)
Net increase (decrease)	89,009	$693,271	21,882	$128,550
60/40 Allocation Fund Class A
Sold	255,526	$2,100,382	332,144	$3,196,807
Issued as reinvestment of dividends	581,458	4,529,555	669,698	6,723,767
Redeemed	(788,318)	(6,546,082)	(698,211)	(6,966,841)
Net increase (decrease)	48,666	$83,855	303,631	$2,953,733
60/40 Allocation Fund Class R3
Sold	76,498	$610,066	148,165	$1,379,297
Issued as reinvestment of dividends	124,081	946,735	151,843	1,497,170
Redeemed	(133,540)	(1,099,349)	(406,930)	(4,105,982)
Net increase (decrease)	67,039	$457,452	(106,922)	$(1,229,515)
60/40 Allocation Fund Class Y(a)
Sold	12,240	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	12,240	$100,000
80/20 Allocation Fund Class I
Sold	190,809	$1,722,100	876,254	$9,538,289
Issued as reinvestment of dividends	546,456	4,562,908	400,286	4,471,193
Redeemed	(262,131)	(2,327,440)	(739,056)	(7,875,775)
Net increase (decrease)	475,134	$3,957,568	537,484	$6,133,707
80/20 Allocation Fund Class R5
Sold	28,588	$257,203	308,793	$3,597,966
Issued as reinvestment of dividends	48,857	408,930	93,050	1,041,225
Redeemed	(43,329)	(396,324)	(642,285)	(7,111,964)
Net increase (decrease)	34,116	$269,809	(240,442)	$(2,472,773)
80/20 Allocation Fund Service Class
Sold	282,663	$2,564,711	443,848	$4,823,322
Issued as reinvestment of dividends	221,156	1,853,287	161,233	1,807,424
Redeemed	(153,661)	(1,367,856)	(461,582)	(5,096,316)
Net increase (decrease)	350,158	$3,050,142	143,499	$1,534,430
80/20 Allocation Fund Administrative Class
Sold	171,213	$1,547,331	368,149	$4,124,673
Issued as reinvestment of dividends	275,608	2,312,351	221,372	2,483,791
Redeemed	(159,592)	(1,441,330)	(588,613)	(6,532,805)
Net increase (decrease)	287,229	$2,418,352	908	$75,659

138

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
80/20 Allocation Fund Class R4
Sold	80,337	$710,846	424,491	$4,200,012
Issued as reinvestment of dividends	190,431	1,569,151	137,055	1,513,090
Redeemed	(135,005)	(1,207,613)	(365,828)	(3,874,857)
Net increase (decrease)	135,763	$1,072,384	195,718	$1,838,245
80/20 Allocation Fund Class A
Sold	208,506	$1,852,551	276,585	$2,783,968
Issued as reinvestment of dividends	313,831	2,636,182	270,081	3,033,006
Redeemed	(374,942)	(3,332,372)	(911,845)	(10,305,455)
Net increase (decrease)	147,395	$1,156,361	(365,179)	$(4,488,481)
80/20 Allocation Fund Class R3
Sold	98,940	$867,587	145,996	$1,522,676
Issued as reinvestment of dividends	210,727	1,725,856	176,089	1,933,462
Redeemed	(214,884)	(1,924,008)	(298,674)	(3,286,886)
Net increase (decrease)	94,783	$669,435	23,411	$169,252
80/20 Allocation Fund Class Y(a)
Sold	11,062	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	11,062	$100,000
MM RetireSMART by JPMorgan In Retirement Fund Class I
Sold	92,723	$880,086	326,376	$3,627,768
Issued as reinvestment of dividends	119,722	1,099,052	190,731	2,168,614
Redeemed	(98,045)	(934,326)	(389,315)	(4,312,671)
Net increase (decrease)	114,400	$1,044,812	127,792	$1,483,711
MM RetireSMART by JPMorgan In Retirement Fund Class R5
Sold	14,023	$133,774	25,753	$275,531
Issued as reinvestment of dividends	30,844	284,383	49,925	570,147
Redeemed	(14,413)	(137,921)	(183,020)	(2,271,761)
Net increase (decrease)	30,454	$280,236	(107,342)	$(1,426,083)
MM RetireSMART by JPMorgan In Retirement Fund Service Class
Sold	37,295	$359,403	104,816	$1,133,320
Issued as reinvestment of dividends	49,385	456,318	107,168	1,226,005
Redeemed	(31,154)	(300,193)	(385,402)	(4,145,388)
Net increase (decrease)	55,526	$515,528	(173,418)	$(1,786,063)
MM RetireSMART by JPMorgan In Retirement Fund Administrative Class
Sold	115,154	$1,104,929	183,237	$1,970,479
Issued as reinvestment of dividends	181,306	1,675,268	323,773	3,703,959
Redeemed	(239,259)	(2,281,708)	(628,407)	(7,096,600)
Net increase (decrease)	57,201	$498,489	(121,397)	$(1,422,162)
MM RetireSMART by JPMorgan In Retirement Fund Class R4
Sold	41,462	$389,415	751,231	$8,053,513
Issued as reinvestment of dividends	74,949	679,791	127,135	1,429,001
Redeemed	(76,451)	(734,412)	(801,273)	(8,517,064)
Net increase (decrease)	39,960	$334,794	77,093	$965,450

139

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan In Retirement Fund Class A
Sold	14,950	$143,747	52,812	$569,104
Issued as reinvestment of dividends	76,923	710,766	131,835	1,508,190
Redeemed	(85,078)	(821,006)	(252,796)	(2,861,206)
Net increase (decrease)	6,795	$33,507	(68,149)	$(783,912)
MM RetireSMART by JPMorgan In Retirement Fund Class R3
Sold	110,551	$1,031,543	364,136	$3,762,568
Issued as reinvestment of dividends	120,846	1,087,614	229,439	2,558,247
Redeemed	(325,168)	(3,022,238)	(649,003)	(7,064,574)
Net increase (decrease)	(93,771)	$(903,081)	(55,428)	$(743,759)
MM RetireSMART by JPMorgan 2020 Fund Class I
Sold	144,998	$1,486,092	666,104	$7,748,692
Issued as reinvestment of dividends	215,047	2,144,021	448,203	5,427,736
Redeemed	(273,146)	(2,807,669)	(1,197,840)	(13,771,332)
Net increase (decrease)	86,899	$822,444	(83,533)	$(594,904)
MM RetireSMART by JPMorgan 2020 Fund Class R5
Sold	110,651	$1,134,823	276,373	$3,239,613
Issued as reinvestment of dividends	133,098	1,325,660	296,876	3,589,231
Redeemed	(192,783)	(1,981,410)	(1,108,675)	(13,445,609)
Net increase (decrease)	50,966	$479,073	(535,426)	$(6,616,765)
MM RetireSMART by JPMorgan 2020 Fund Service Class
Sold	27,544	$285,100	135,551	$1,604,963
Issued as reinvestment of dividends	49,292	495,387	234,082	2,853,464
Redeemed	(78,445)	(793,223)	(1,647,808)	(19,622,801)
Net increase (decrease)	(1,609)	$(12,736)	(1,278,175)	$(15,164,374)
MM RetireSMART by JPMorgan 2020 Fund Administrative Class
Sold	124,876	$1,288,444	230,012	$2,678,038
Issued as reinvestment of dividends	108,170	1,083,859	276,651	3,361,305
Redeemed	(176,426)	(1,823,376)	(1,722,111)	(21,376,425)
Net increase (decrease)	56,620	$548,927	(1,215,448)	$(15,337,082)
MM RetireSMART by JPMorgan 2020 Fund Class R4
Sold	60,383	$604,812	223,131	$2,570,365
Issued as reinvestment of dividends	87,753	855,596	184,421	2,185,392
Redeemed	(68,369)	(682,080)	(620,282)	(7,540,009)
Net increase (decrease)	79,767	$778,328	(212,730)	$(2,784,252)
MM RetireSMART by JPMorgan 2020 Fund Class A
Sold	23,305	$238,309	85,568	$989,774
Issued as reinvestment of dividends	100,616	1,004,151	240,406	2,911,317
Redeemed	(284,826)	(2,933,789)	(679,637)	(8,119,220)
Net increase (decrease)	(160,905)	$(1,691,329)	(353,663)	$(4,218,129)
MM RetireSMART by JPMorgan 2020 Fund Class R3
Sold	236,101	$2,309,571	644,883	$7,055,806
Issued as reinvestment of dividends	186,803	1,783,972	432,493	5,025,570
Redeemed	(523,946)	(5,121,757)	(1,282,920)	(14,353,839)
Net increase (decrease)	(101,042)	$(1,028,214)	(205,544)	$(2,272,463)

140

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2025 Fund Class I
Sold	276,687	$2,744,712	680,009	$7,840,753
Issued as reinvestment of dividends	412,747	3,937,604	556,875	6,727,045
Redeemed	(590,556)	(5,839,490)	(928,540)	(10,770,815)
Net increase (decrease)	98,878	$842,826	308,344	$3,796,983
MM RetireSMART by JPMorgan 2025 Fund Class R5
Sold	33,196	$332,096	22,491	$256,692
Issued as reinvestment of dividends	10,144	98,090	13,922	170,263
Redeemed	(12,021)	(121,593)	(17,844)	(197,559)
Net increase (decrease)	31,319	$308,593	18,569	$229,396
MM RetireSMART by JPMorgan 2025 Fund Service Class
Sold	30,426	$305,489	121,698	$1,423,126
Issued as reinvestment of dividends	35,165	336,885	82,875	1,005,276
Redeemed	(35,039)	(346,457)	(473,798)	(5,555,801)
Net increase (decrease)	30,552	$295,917	(269,225)	$(3,127,399)
MM RetireSMART by JPMorgan 2025 Fund Administrative Class
Sold	100,850	$1,001,740	385,967	$4,532,380
Issued as reinvestment of dividends	223,816	2,132,964	335,378	4,048,008
Redeemed	(94,924)	(945,538)	(817,664)	(9,453,047)
Net increase (decrease)	229,742	$2,189,166	(96,319)	$(872,659)
MM RetireSMART by JPMorgan 2025 Fund Class R4
Sold	132,628	$1,298,278	286,564	$3,239,691
Issued as reinvestment of dividends	187,313	1,753,245	266,161	3,159,331
Redeemed	(309,459)	(3,103,924)	(569,428)	(6,851,847)
Net increase (decrease)	10,482	$(52,401)	(16,703)	$(452,825)
MM RetireSMART by JPMorgan 2025 Fund Class A
Sold	48,357	$481,352	193,654	$2,221,071
Issued as reinvestment of dividends	75,470	720,734	109,158	1,319,721
Redeemed	(68,572)	(685,847)	(458,106)	(5,354,771)
Net increase (decrease)	55,255	$516,239	(155,294)	$(1,813,979)
MM RetireSMART by JPMorgan 2025 Fund Class R3
Sold	284,938	$2,774,329	500,081	$5,772,128
Issued as reinvestment of dividends	344,343	3,216,163	578,831	6,859,146
Redeemed	(423,620)	(4,089,056)	(1,554,963)	(17,720,728)
Net increase (decrease)	205,661	$1,901,436	(476,051)	$(5,089,454)
MM RetireSMART by JPMorgan 2030 Fund Class I
Sold	440,296	$4,502,842	1,203,134	$14,332,736
Issued as reinvestment of dividends	602,805	5,853,234	605,796	7,590,627
Redeemed	(436,727)	(4,479,289)	(859,968)	(10,383,358)
Net increase (decrease)	606,374	$5,876,787	948,962	$11,540,005
MM RetireSMART by JPMorgan 2030 Fund Class R5
Sold	430,073	$4,393,357	1,281,379	$16,763,225
Issued as reinvestment of dividends	741,931	7,159,635	792,277	9,879,698
Redeemed	(383,296)	(3,877,706)	(1,000,087)	(12,356,017)
Net increase (decrease)	788,708	$7,675,286	1,073,569	$14,286,906

141

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2030 Fund Service Class
Sold	114,184	$1,182,212	416,104	$4,909,520
Issued as reinvestment of dividends	161,990	1,579,399	388,790	4,887,084
Redeemed	(195,953)	(1,992,165)	(2,538,103)	(31,203,765)
Net increase (decrease)	80,221	$769,446	(1,733,209)	$(21,407,161)
MM RetireSMART by JPMorgan 2030 Fund Administrative Class
Sold	451,831	$4,615,530	593,909	$7,077,979
Issued as reinvestment of dividends	520,865	5,062,806	661,465	8,294,775
Redeemed	(311,255)	(3,176,496)	(1,955,644)	(23,624,714)
Net increase (decrease)	661,441	$6,501,840	(700,270)	$(8,251,960)
MM RetireSMART by JPMorgan 2030 Fund Class R4
Sold	156,362	$1,563,622	364,708	$4,261,776
Issued as reinvestment of dividends	238,974	2,277,426	264,697	3,261,072
Redeemed	(162,259)	(1,645,491)	(799,032)	(10,081,060)
Net increase (decrease)	233,077	$2,195,557	(169,627)	$(2,558,212)
MM RetireSMART by JPMorgan 2030 Fund Class A
Sold	124,743	$1,262,020	372,786	$4,382,292
Issued as reinvestment of dividends	262,678	2,540,100	313,069	3,907,101
Redeemed	(272,265)	(2,749,358)	(776,370)	(9,251,517)
Net increase (decrease)	115,156	$1,052,762	(90,515)	$(962,124)
MM RetireSMART by JPMorgan 2030 Fund Class R3
Sold	615,062	$6,066,724	1,065,678	$12,199,652
Issued as reinvestment of dividends	761,108	7,093,523	820,572	9,912,512
Redeemed	(785,893)	(7,637,879)	(1,157,250)	(13,260,465)
Net increase (decrease)	590,277	$5,522,368	729,000	$8,851,699
MM RetireSMART by JPMorgan 2035 Fund Class I
Sold	471,090	$4,937,787	706,972	$8,595,786
Issued as reinvestment of dividends	540,569	5,178,655	590,064	7,493,815
Redeemed	(499,230)	(5,045,594)	(946,853)	(11,913,043)
Net increase (decrease)	512,429	$5,070,848	350,183	$4,176,558
MM RetireSMART by JPMorgan 2035 Fund Class R5
Sold	17,258	$177,430	31,149	$376,615
Issued as reinvestment of dividends	19,481	187,215	38,740	492,774
Redeemed	(110,058)	(1,189,883)	(54,922)	(617,656)
Net increase (decrease)	(73,319)	$(825,238)	14,967	$251,733
MM RetireSMART by JPMorgan 2035 Fund Service Class
Sold	45,464	$472,575	96,635	$1,182,111
Issued as reinvestment of dividends	75,847	741,028	86,422	1,116,572
Redeemed	(158,298)	(1,641,902)	(124,554)	(1,608,748)
Net increase (decrease)	(36,987)	$(428,299)	58,503	$689,935
MM RetireSMART by JPMorgan 2035 Fund Administrative Class
Sold	189,579	$1,958,460	511,058	$6,316,851
Issued as reinvestment of dividends	244,490	2,373,994	334,899	4,300,099
Redeemed	(134,867)	(1,395,949)	(1,105,064)	(13,752,401)
Net increase (decrease)	299,202	$2,936,505	(259,107)	$(3,135,451)

142

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2035 Fund Class R4
Sold	131,950	$1,340,229	295,268	$3,449,835
Issued as reinvestment of dividends	210,620	2,007,206	248,498	3,138,533
Redeemed	(250,744)	(2,699,592)	(336,147)	(4,290,156)
Net increase (decrease)	91,826	$647,843	207,619	$2,298,212
MM RetireSMART by JPMorgan 2035 Fund Class A
Sold	67,708	$700,371	98,528	$1,191,771
Issued as reinvestment of dividends	80,616	780,364	124,061	1,587,976
Redeemed	(100,327)	(1,037,872)	(466,347)	(5,920,195)
Net increase (decrease)	47,997	$442,863	(243,758)	$(3,140,448)
MM RetireSMART by JPMorgan 2035 Fund Class R3
Sold	364,660	$3,669,478	630,921	$7,485,737
Issued as reinvestment of dividends	503,357	4,776,856	571,656	7,197,154
Redeemed	(405,061)	(3,982,571)	(800,783)	(9,972,438)
Net increase (decrease)	462,956	$4,463,763	401,794	$4,710,453
MM RetireSMART by JPMorgan 2040 Fund Class I
Sold	578,690	$6,063,486	1,075,427	$12,911,956
Issued as reinvestment of dividends	605,149	5,809,434	561,722	7,184,429
Redeemed	(589,736)	(6,054,725)	(622,851)	(7,656,556)
Net increase (decrease)	594,103	$5,818,195	1,014,298	$12,439,829
MM RetireSMART by JPMorgan 2040 Fund Class R5
Sold	407,096	$4,176,548	558,573	$6,714,498
Issued as reinvestment of dividends	602,202	5,781,138	605,434	7,743,505
Redeemed	(432,138)	(4,483,083)	(770,478)	(10,439,290)
Net increase (decrease)	577,160	$5,474,603	393,529	$4,018,713
MM RetireSMART by JPMorgan 2040 Fund Service Class
Sold	136,576	$1,420,314	521,544	$6,514,305
Issued as reinvestment of dividends	150,167	1,452,117	302,006	3,883,802
Redeemed	(111,653)	(1,120,017)	(1,597,050)	(19,721,303)
Net increase (decrease)	175,090	$1,752,414	(773,500)	$(9,323,196)
MM RetireSMART by JPMorgan 2040 Fund Administrative Class
Sold	344,823	$3,498,481	805,936	$9,988,039
Issued as reinvestment of dividends	554,502	5,323,215	690,533	8,831,913
Redeemed	(206,438)	(2,122,788)	(1,687,925)	(20,440,260)
Net increase (decrease)	692,887	$6,698,908	(191,456)	$(1,620,308)
MM RetireSMART by JPMorgan 2040 Fund Class R4
Sold	149,743	$1,500,529	227,577	$2,706,756
Issued as reinvestment of dividends	198,200	1,861,099	215,585	2,703,434
Redeemed	(168,469)	(1,725,102)	(371,938)	(4,699,305)
Net increase (decrease)	179,474	$1,636,526	71,224	$710,885
MM RetireSMART by JPMorgan 2040 Fund Class A
Sold	128,485	$1,298,221	225,774	$2,727,256
Issued as reinvestment of dividends	180,492	1,725,507	236,010	3,004,403
Redeemed	(186,613)	(1,931,642)	(742,122)	(9,448,618)
Net increase (decrease)	122,364	$1,092,086	(280,338)	$(3,716,959)

143

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2040 Fund Class R3
Sold	470,397	$4,590,322	912,147	$10,629,034
Issued as reinvestment of dividends	586,497	5,372,313	594,490	7,294,397
Redeemed	(486,660)	(4,668,890)	(783,064)	(9,278,077)
Net increase (decrease)	570,234	$5,293,745	723,573	$8,645,354
MM RetireSMART by JPMorgan 2045 Fund Class I
Sold	258,841	$2,635,131	592,449	$7,567,213
Issued as reinvestment of dividends	424,088	3,977,946	404,436	5,197,007
Redeemed	(276,893)	(2,790,012)	(392,045)	(5,049,069)
Net increase (decrease)	406,036	$3,823,065	604,840	$7,715,151
MM RetireSMART by JPMorgan 2045 Fund Class R5
Sold	15,031	$150,911	21,658	$276,808
Issued as reinvestment of dividends	9,265	86,994	16,774	215,718
Redeemed	(62,308)	(683,954)	(8,061)	(104,904)
Net increase (decrease)	(38,012)	$(446,049)	30,371	$387,622
MM RetireSMART by JPMorgan 2045 Fund Service Class
Sold	40,861	$417,404	78,611	$937,620
Issued as reinvestment of dividends	51,032	480,213	58,302	750,930
Redeemed	(112,093)	(1,130,335)	(125,387)	(1,653,145)
Net increase (decrease)	(20,200)	$(232,718)	11,526	$35,405
MM RetireSMART by JPMorgan 2045 Fund Administrative Class
Sold	170,639	$1,724,792	436,888	$5,335,791
Issued as reinvestment of dividends	275,689	2,574,934	321,804	4,119,090
Redeemed	(92,113)	(939,929)	(824,739)	(10,517,062)
Net increase (decrease)	354,215	$3,359,797	(66,047)	$(1,062,181)
MM RetireSMART by JPMorgan 2045 Fund Class R4
Sold	152,671	$1,515,276	255,261	$3,074,716
Issued as reinvestment of dividends	218,133	1,993,731	244,492	3,070,820
Redeemed	(343,512)	(3,706,446)	(209,554)	(2,780,735)
Net increase (decrease)	27,292	$(197,439)	290,199	$3,364,801
MM RetireSMART by JPMorgan 2045 Fund Class A
Sold	42,730	$429,804	124,962	$1,514,932
Issued as reinvestment of dividends	94,907	884,534	109,182	1,394,259
Redeemed	(80,852)	(801,565)	(406,878)	(5,425,760)
Net increase (decrease)	56,785	$512,773	(172,734)	$(2,516,569)
MM RetireSMART by JPMorgan 2045 Fund Class R3
Sold	376,184	$3,671,825	533,627	$6,223,059
Issued as reinvestment of dividends	487,979	4,445,492	497,572	6,234,573
Redeemed	(342,804)	(3,317,772)	(650,613)	(8,240,767)
Net increase (decrease)	521,359	$4,799,545	380,586	$4,216,865
MM RetireSMART by JPMorgan 2050 Fund Class I
Sold	429,276	$3,228,500	1,231,698	$11,292,625
Issued as reinvestment of dividends	485,301	3,397,106	425,658	4,001,187
Redeemed	(340,263)	(2,571,820)	(574,106)	(5,220,764)
Net increase (decrease)	574,314	$4,053,786	1,083,250	$10,073,048
MM RetireSMART by JPMorgan 2050 Fund Class R5
Sold	682,009	$5,126,651	858,393	$7,586,241
Issued as reinvestment of dividends	752,056	5,256,874	721,868	6,771,126
Redeemed	(474,406)	(3,632,155)	(682,322)	(6,453,048)
Net increase (decrease)	959,659	$6,751,370	897,939	$7,904,319

144

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2050 Fund Service Class
Sold	88,341	$670,847	455,042	$4,161,020
Issued as reinvestment of dividends	81,143	572,869	189,649	1,792,181
Redeemed	(72,535)	(551,075)	(1,229,167)	(10,982,339)
Net increase (decrease)	96,949	$692,641	(584,476)	$(5,029,138)
MM RetireSMART by JPMorgan 2050 Fund Administrative Class
Sold	581,500	$4,310,899	946,201	$8,542,156
Issued as reinvestment of dividends	627,987	4,402,189	672,285	6,326,202
Redeemed	(314,892)	(2,325,973)	(1,299,460)	(11,686,683)
Net increase (decrease)	894,595	$6,387,115	319,026	$3,181,675
MM RetireSMART by JPMorgan 2050 Fund Class R4
Sold	264,682	$1,932,106	303,105	$2,667,840
Issued as reinvestment of dividends	229,807	1,583,369	225,116	2,086,826
Redeemed	(100,897)	(750,025)	(371,598)	(3,473,261)
Net increase (decrease)	393,592	$2,765,450	156,623	$1,281,405
MM RetireSMART by JPMorgan 2050 Fund Class A
Sold	148,783	$1,115,712	225,995	$2,031,725
Issued as reinvestment of dividends	146,439	1,023,608	171,963	1,613,009
Redeemed	(176,186)	(1,320,936)	(637,062)	(6,009,941)
Net increase (decrease)	119,036	$818,384	(239,104)	$(2,365,207)
MM RetireSMART by JPMorgan 2050 Fund Class R3
Sold	560,184	$4,050,217	1,009,350	$8,760,808
Issued as reinvestment of dividends	519,073	3,540,081	498,635	4,577,472
Redeemed	(438,247)	(3,156,996)	(837,554)	(7,655,501)
Net increase (decrease)	641,010	$4,433,302	670,431	$5,682,779
MM RetireSMART by JPMorgan 2055 Fund Class I
Sold	230,547	$2,030,517	403,186	$4,250,814
Issued as reinvestment of dividends	226,169	1,843,278	180,930	2,006,510
Redeemed	(266,197)	(2,287,530)	(220,175)	(2,330,827)
Net increase (decrease)	190,519	$1,586,265	363,941	$3,926,497
MM RetireSMART by JPMorgan 2055 Fund Class R5
Sold	8,913	$78,986	20,162	$215,789
Issued as reinvestment of dividends	4,309	35,163	9,869	109,550
Redeemed	(60,861)	(576,311)	(51,453)	(656,082)
Net increase (decrease)	(47,639)	$(462,162)	(21,422)	$(330,743)
MM RetireSMART by JPMorgan 2055 Fund Service Class
Sold	72,485	$650,391	88,583	$939,606
Issued as reinvestment of dividends	37,826	310,173	26,957	300,838
Redeemed	(66,849)	(586,926)	(69,870)	(801,432)
Net increase (decrease)	43,462	$373,638	45,670	$439,012
MM RetireSMART by JPMorgan 2055 Fund Administrative Class
Sold	153,285	$1,343,153	322,959	$3,346,192
Issued as reinvestment of dividends	156,622	1,271,770	134,404	1,486,503
Redeemed	(85,790)	(746,370)	(313,419)	(3,265,515)
Net increase (decrease)	224,117	$1,868,553	143,944	$1,567,180

145

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2055 Fund Class R4
Sold	124,095	$1,081,974	170,486	$1,769,505
Issued as reinvestment of dividends	106,973	863,273	88,927	978,197
Redeemed	(46,881)	(412,918)	(196,555)	(2,158,935)
Net increase (decrease)	184,187	$1,532,329	62,858	$588,767
MM RetireSMART by JPMorgan 2055 Fund Class A
Sold	26,547	$238,576	83,704	$922,581
Issued as reinvestment of dividends	19,623	162,677	24,762	278,324
Redeemed	(31,667)	(284,051)	(477,313)	(5,616,762)
Net increase (decrease)	14,503	$117,202	(368,847)	$(4,415,857)
MM RetireSMART by JPMorgan 2055 Fund Class R3
Sold	329,976	$2,830,716	548,413	$5,661,983
Issued as reinvestment of dividends	346,731	2,780,779	290,062	3,173,283
Redeemed	(323,570)	(2,750,400)	(421,357)	(4,436,745)
Net increase (decrease)	353,137	$2,861,095	417,118	$4,398,521
MM RetireSMART by JPMorgan 2060 Fund Class I
Sold	138,060	$1,205,951	180,852	$1,860,657
Issued as reinvestment of dividends	64,870	524,148	37,118	409,416
Redeemed	(82,966)	(707,695)	(101,256)	(1,104,224)
Net increase (decrease)	119,964	$1,022,404	116,714	$1,165,849
MM RetireSMART by JPMorgan 2060 Fund Class R5
Sold	3,867	$33,564	3,642	$37,494
Issued as reinvestment of dividends	277	2,240	207	2,290
Redeemed	(4,585)	(43,145)	(93,773)	(1,134,208)
Net increase (decrease)	(441)	$(7,341)	(89,924)	$(1,094,424)
MM RetireSMART by JPMorgan 2060 Fund Service Class
Sold	40,412	$351,291	181,904	$1,899,588
Issued as reinvestment of dividends	20,429	164,453	24,323	267,065
Redeemed	(1,756)	(15,245)	(234,100)	(2,341,843)
Net increase (decrease)	59,085	$500,499	(27,873)	$(175,190)
MM RetireSMART by JPMorgan 2060 Fund Administrative Class
Sold	71,175	$616,315	123,649	$1,284,482
Issued as reinvestment of dividends	33,799	271,070	22,762	249,474
Redeemed	(18,778)	(158,579)	(120,113)	(1,233,688)
Net increase (decrease)	86,196	$728,806	26,298	$300,268
MM RetireSMART by JPMorgan 2060 Fund Class R4
Sold	23,743	$204,806	39,226	$398,864
Issued as reinvestment of dividends	15,218	122,204	10,262	112,476
Redeemed	(8,021)	(71,425)	(25,718)	(267,605)
Net increase (decrease)	30,940	$255,585	23,770	$243,735
MM RetireSMART by JPMorgan 2060 Fund Class A
Sold	6,510	$57,138	13,231	$138,834
Issued as reinvestment of dividends	3,214	25,902	3,152	34,668
Redeemed	(2,968)	(24,838)	(29,102)	(324,018)
Net increase (decrease)	6,756	$58,202	(12,719)	$(150,516)

146

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2060 Fund Class R3
Sold	46,968	$401,291	53,991	$551,892
Issued as reinvestment of dividends	21,364	170,911	13,655	149,244
Redeemed	(26,021)	(225,776)	(35,288)	(396,244)
Net increase (decrease)	42,311	$346,426	32,358	$304,892
MM RetireSMART by JPMorgan 2065 Fund Class I(a)
Sold	40,000	$400,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	40,000	$400,000
MM RetireSMART by JPMorgan 2065 Fund Class R5(a)
Sold	10,000	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	10,000	$100,000
MM RetireSMART by JPMorgan 2065 Fund Service Class(a)
Sold	10,000	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	10,000	$100,000
MM RetireSMART by JPMorgan 2065 Fund Administrative Class(a)
Sold	10,000	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	10,000	$100,000
MM RetireSMART by JPMorgan 2065 Fund Class R4(a)
Sold	10,000	$100,000
Issued as reinvestment of dividends	—	—
Net increase (decrease)	10,000	$100,000
MM RetireSMART by JPMorgan 2065 Fund Class A(a)
Sold	10,000	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	10,000	$100,000
MM RetireSMART by JPMorgan 2065 Fund Class R3(a)
Sold	10,000	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	10,000	$100,000
MM Select T. Rowe Price Retirement Balanced Fund Class I
Sold	196,364	$2,621,416	305,970	$5,129,030
Issued as reinvestment of dividends	161,911	2,083,792	159,695	2,585,460
Redeemed	(103,768)	(1,394,427)	(403,719)	(6,268,633)
Net increase (decrease)	254,507	$3,310,781	61,946	$1,445,857

147

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement Balanced Fund Class M5
Sold	486,189	$6,617,301	939,621	$15,021,860
Issued as reinvestment of dividends	999,007	12,897,182	903,450	14,662,986
Redeemed	(521,133)	(7,058,249)	(1,149,916)	(17,984,347)
Net increase (decrease)	964,063	$12,456,234	693,155	$11,700,499
MM Select T. Rowe Price Retirement Balanced Fund Class M4
Sold	33,276	$452,750	65,162	$1,048,778
Issued as reinvestment of dividends	54,256	703,701	60,258	981,001
Redeemed	(42,552)	(577,792)	(387,506)	(6,353,045)
Net increase (decrease)	44,980	$578,659	(262,086)	$(4,323,266)
MM Select T. Rowe Price Retirement Balanced Fund Class M3
Sold	51,879	$721,564	441,659	$6,880,981
Issued as reinvestment of dividends	23,439	303,774	32,800	532,352
Redeemed	(108,457)	(1,486,125)	(526,393)	(8,189,626)
Net increase (decrease)	(33,139)	$(460,787)	(51,934)	$(776,293)
MM Select T. Rowe Price Retirement 2005 Fund Class I
Sold	140,403	$1,744,748	233,822	$3,354,818
Issued as reinvestment of dividends	117,994	1,407,669	184,236	2,750,646
Redeemed	(599,832)	(7,358,612)	(193,687)	(2,804,677)
Net increase (decrease)	(341,435)	$(4,206,195)	224,371	$3,300,787
MM Select T. Rowe Price Retirement 2005 Fund Class M5
Sold	33,621	$421,533	86,908	$1,386,710
Issued as reinvestment of dividends	43,972	523,707	84,126	1,254,316
Redeemed	(34,631)	(429,988)	(158,881)	(2,391,961)
Net increase (decrease)	42,962	$515,252	12,153	$249,065
MM Select T. Rowe Price Retirement 2005 Fund Class M4
Sold	19,202	$237,305	31,602	$497,323
Issued as reinvestment of dividends	12,737	152,332	29,162	435,381
Redeemed	(36,967)	(462,765)	(71,163)	(1,108,922)
Net increase (decrease)	(5,028)	$(73,128)	(10,399)	$(176,218)
MM Select T. Rowe Price Retirement 2005 Fund Class M3
Sold	28,407	$352,012	14,692	$214,246
Issued as reinvestment of dividends	9,480	112,625	15,742	234,087
Redeemed	(31,244)	(391,246)	(4,908)	(75,869)
Net increase (decrease)	6,643	$73,391	25,526	$372,464
MM Select T. Rowe Price Retirement 2010 Fund Class I
Sold	202,461	$2,634,097	1,143,144	$17,306,645
Issued as reinvestment of dividends	600,941	7,409,599	503,398	8,034,238
Redeemed	(452,452)	(5,986,641)	(1,156,618)	(17,417,636)
Net increase (decrease)	350,950	$4,057,055	489,924	$7,923,247
MM Select T. Rowe Price Retirement 2010 Fund Class M5
Sold	64,763	$871,144	534,947	$9,126,725
Issued as reinvestment of dividends	196,115	2,418,095	258,465	4,122,512
Redeemed	(210,635)	(2,761,284)	(1,076,399)	(16,525,536)
Net increase (decrease)	50,243	$527,955	(282,987)	$(3,276,299)

148

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2010 Fund Class M4
Sold	19,011	$247,275	116,771	$1,933,606
Issued as reinvestment of dividends	87,072	1,078,821	125,292	2,002,161
Redeemed	(116,062)	(1,552,892)	(953,754)	(15,118,796)
Net increase (decrease)	(9,979)	$(226,796)	(711,691)	$(11,183,029)
MM Select T. Rowe Price Retirement 2010 Fund Class M3
Sold	35,141	$448,474	46,966	$730,513
Issued as reinvestment of dividends	71,338	883,160	87,971	1,406,657
Redeemed	(162,345)	(2,102,683)	(269,373)	(4,118,995)
Net increase (decrease)	(55,866)	$(771,049)	(134,436)	$(1,981,825)
MM Select T. Rowe Price Retirement 2015 Fund Class I
Sold	253,139	$3,354,759	1,408,416	$21,902,134
Issued as reinvestment of dividends	615,550	7,786,710	444,615	7,318,355
Redeemed	(765,064)	(10,147,967)	(1,401,511)	(21,937,030)
Net increase (decrease)	103,625	$993,502	451,520	$7,283,459
MM Select T. Rowe Price Retirement 2015 Fund Class M5
Sold	74,007	$994,250	240,413	$3,934,063
Issued as reinvestment of dividends	371,824	4,703,572	382,761	6,292,593
Redeemed	(360,135)	(4,725,050)	(1,298,852)	(20,043,666)
Net increase (decrease)	85,696	$972,772	(675,678)	$(9,817,010)
MM Select T. Rowe Price Retirement 2015 Fund Class M4
Sold	48,656	$669,616	198,709	$3,285,817
Issued as reinvestment of dividends	41,387	527,680	55,236	911,386
Redeemed	(93,733)	(1,303,975)	(541,783)	(8,706,873)
Net increase (decrease)	(3,690)	$(106,679)	(287,838)	$(4,509,670)
MM Select T. Rowe Price Retirement 2015 Fund Class M3
Sold	18,016	$248,441	63,261	$1,058,577
Issued as reinvestment of dividends	13,728	177,093	40,920	672,724
Redeemed	(230,462)	(3,141,087)	(165,128)	(2,516,012)
Net increase (decrease)	(198,718)	$(2,715,553)	(60,947)	$(784,711)
MM Select T. Rowe Price Retirement 2020 Fund Class I
Sold	1,047,085	$13,750,818	7,537,641	$118,800,632
Issued as reinvestment of dividends	3,002,047	37,135,320	2,115,656	34,844,854
Redeemed	(1,850,264)	(24,253,237)	(6,399,516)	(100,417,346)
Net increase (decrease)	2,198,868	$26,632,901	3,253,781	$53,228,140
MM Select T. Rowe Price Retirement 2020 Fund Class M5
Sold	481,576	$6,360,924	2,073,917	$36,474,873
Issued as reinvestment of dividends	1,473,762	18,245,174	2,087,119	34,353,981
Redeemed	(1,553,705)	(20,486,378)	(9,427,089)	(149,486,130)
Net increase (decrease)	401,633	$4,119,720	(5,266,053)	$(78,657,276)
MM Select T. Rowe Price Retirement 2020 Fund Class M4
Sold	230,429	$3,069,268	1,015,694	$16,572,201
Issued as reinvestment of dividends	710,739	8,827,372	762,490	12,573,464
Redeemed	(834,462)	(11,063,009)	(4,180,320)	(68,524,820)
Net increase (decrease)	106,706	$833,631	(2,402,136)	$(39,379,155)
MM Select T. Rowe Price Retirement 2020 Fund Class M3
Sold	181,431	$2,410,911	385,892	$6,387,993
Issued as reinvestment of dividends	346,542	4,310,980	354,209	5,847,991
Redeemed	(570,696)	(7,591,123)	(1,097,789)	(17,651,009)
Net increase (decrease)	(42,723)	$(869,232)	(357,688)	$(5,415,025)

149

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2025 Fund Class I
Sold	2,331,659	$31,968,037	8,539,331	$140,810,463
Issued as reinvestment of dividends	3,831,413	49,501,853	2,295,536	39,896,413
Redeemed	(3,094,639)	(42,552,726)	(5,208,866)	(84,955,302)
Net increase (decrease)	3,068,433	$38,917,164	5,626,001	$95,751,574
MM Select T. Rowe Price Retirement 2025 Fund Class M5
Sold	339,008	$4,723,209	1,563,591	$27,503,087
Issued as reinvestment of dividends	887,289	11,472,649	1,193,224	20,726,297
Redeemed	(1,466,301)	(19,845,616)	(7,032,570)	(115,383,994)
Net increase (decrease)	(240,004)	$(3,649,758)	(4,275,755)	$(67,154,610)
MM Select T. Rowe Price Retirement 2025 Fund Class M4
Sold	252,675	$3,537,229	1,489,503	$26,528,455
Issued as reinvestment of dividends	533,647	6,910,733	530,954	9,222,674
Redeemed	(403,093)	(5,476,909)	(3,531,937)	(59,574,375)
Net increase (decrease)	383,229	$4,971,053	(1,511,480)	$(23,823,246)
MM Select T. Rowe Price Retirement 2025 Fund Class M3
Sold	330,433	$4,757,815	556,793	$9,492,429
Issued as reinvestment of dividends	273,317	3,539,461	298,488	5,178,774
Redeemed	(994,076)	(13,992,569)	(1,011,720)	(16,360,888)
Net increase (decrease)	(390,326)	$(5,695,293)	(156,439)	$(1,689,685)
MM Select T. Rowe Price Retirement 2030 Fund Class I
Sold	3,155,540	$44,876,191	17,006,579	$292,539,511
Issued as reinvestment of dividends	6,714,931	89,308,577	3,174,371	57,773,560
Redeemed	(3,124,022)	(44,607,164)	(6,119,019)	(105,056,902)
Net increase (decrease)	6,746,449	$89,577,604	14,061,931	$245,256,169
MM Select T. Rowe Price Retirement 2030 Fund Class M5
Sold	1,126,671	$16,040,144	4,535,657	$84,779,466
Issued as reinvestment of dividends	3,279,409	43,648,928	3,573,025	64,993,323
Redeemed	(2,788,286)	(40,205,853)	(18,516,774)	(319,692,290)
Net increase (decrease)	1,617,794	$19,483,219	(10,408,092)	$(169,919,501)
MM Select T. Rowe Price Retirement 2030 Fund Class M4
Sold	858,224	$12,152,623	2,073,734	$37,649,230
Issued as reinvestment of dividends	1,468,049	19,583,770	1,252,988	22,804,376
Redeemed	(774,058)	(10,895,676)	(8,189,081)	(140,447,148)
Net increase (decrease)	1,552,215	$20,840,717	(4,862,359)	$(79,993,542)
MM Select T. Rowe Price Retirement 2030 Fund Class M3
Sold	364,976	$5,192,150	966,388	$17,088,642
Issued as reinvestment of dividends	683,457	9,130,988	552,753	10,071,168
Redeemed	(1,112,434)	(16,128,798)	(1,734,460)	(30,562,929)
Net increase (decrease)	(64,001)	$(1,805,660)	(215,319)	$(3,403,119)
MM Select T. Rowe Price Retirement 2035 Fund Class I
Sold	2,835,511	$42,185,308	11,256,790	$198,143,268
Issued as reinvestment of dividends	3,884,999	53,962,632	1,726,216	32,763,576
Redeemed	(1,972,386)	(29,463,135)	(3,378,692)	(59,564,725)
Net increase (decrease)	4,748,124	$66,684,805	9,604,314	$171,342,119
MM Select T. Rowe Price Retirement 2035 Fund Class M5
Sold	490,969	$7,285,921	1,713,564	$32,461,820
Issued as reinvestment of dividends	913,663	12,699,918	1,094,005	20,742,335
Redeemed	(1,246,126)	(18,208,680)	(7,630,090)	(134,789,582)
Net increase (decrease)	158,506	$1,777,159	(4,822,521)	$(81,585,427)

150

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2035 Fund Class M4
Sold	478,261	$7,060,877	1,974,053	$36,677,551
Issued as reinvestment of dividends	596,581	8,298,444	487,832	9,244,410
Redeemed	(429,870)	(6,307,412)	(3,822,459)	(67,790,009)
Net increase (decrease)	644,972	$9,051,909	(1,360,574)	$(21,868,048)
MM Select T. Rowe Price Retirement 2035 Fund Class M3
Sold	591,657	$9,083,624	576,007	$10,520,197
Issued as reinvestment of dividends	289,836	4,034,514	190,005	3,608,202
Redeemed	(740,842)	(11,291,642)	(543,110)	(9,930,100)
Net increase (decrease)	140,651	$1,826,496	222,902	$4,198,299
MM Select T. Rowe Price Retirement 2040 Fund Class I
Sold	3,512,950	$52,657,614	17,842,756	$323,377,353
Issued as reinvestment of dividends	5,973,387	82,791,145	1,844,301	36,056,081
Redeemed	(2,033,149)	(30,653,352)	(3,433,976)	(62,515,762)
Net increase (decrease)	7,453,188	$104,795,407	16,253,081	$296,917,672
MM Select T. Rowe Price Retirement 2040 Fund Class M5
Sold	1,223,461	$18,398,369	4,171,443	$82,602,986
Issued as reinvestment of dividends	3,071,037	42,625,996	2,732,688	53,396,718
Redeemed	(2,572,948)	(38,885,488)	(16,150,828)	(295,456,679)
Net increase (decrease)	1,721,550	$22,138,877	(9,246,697)	$(159,456,975)
MM Select T. Rowe Price Retirement 2040 Fund Class M4
Sold	712,776	$10,580,528	2,395,284	$45,742,603
Issued as reinvestment of dividends	1,274,779	17,706,685	844,992	16,502,684
Redeemed	(695,368)	(10,292,594)	(6,988,390)	(126,862,891)
Net increase (decrease)	1,292,187	$17,994,619	(3,748,114)	$(64,617,604)
MM Select T. Rowe Price Retirement 2040 Fund Class M3
Sold	450,206	$6,751,140	855,996	$15,886,397
Issued as reinvestment of dividends	646,704	8,989,189	354,201	6,931,706
Redeemed	(646,445)	(9,794,306)	(1,186,981)	(22,700,434)
Net increase (decrease)	450,465	$5,946,023	23,216	$117,669
MM Select T. Rowe Price Retirement 2045 Fund Class I
Sold	2,684,356	$41,450,003	11,288,128	$205,849,243
Issued as reinvestment of dividends	3,170,054	45,395,168	1,064,698	21,166,192
Redeemed	(1,365,645)	(20,951,243)	(2,017,855)	(36,741,964)
Net increase (decrease)	4,488,765	$65,893,928	10,334,971	$190,273,471
MM Select T. Rowe Price Retirement 2045 Fund Class M5
Sold	493,415	$7,688,001	1,343,450	$25,847,325
Issued as reinvestment of dividends	601,791	8,635,706	844,791	16,777,545
Redeemed	(1,101,421)	(16,860,031)	(7,258,926)	(133,207,378)
Net increase (decrease)	(6,215)	$(536,324)	(5,070,685)	$(90,582,508)
MM Select T. Rowe Price Retirement 2045 Fund Class M4
Sold	345,317	$5,290,287	1,940,581	$38,287,849
Issued as reinvestment of dividends	424,551	6,096,550	374,404	7,420,678
Redeemed	(274,669)	(4,164,390)	(3,391,168)	(60,246,314)
Net increase (decrease)	495,199	$7,222,447	(1,076,183)	$(14,537,787)
MM Select T. Rowe Price Retirement 2045 Fund Class M3
Sold	602,766	$9,834,924	422,286	$7,951,088
Issued as reinvestment of dividends	218,434	3,138,892	129,246	2,571,996
Redeemed	(687,755)	(10,914,858)	(397,067)	(7,662,141)
Net increase (decrease)	133,445	$2,058,958	154,465	$2,860,943

151

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2050 Fund Class I
Sold	3,076,897	$47,351,430	12,533,874	$231,236,518
Issued as reinvestment of dividends	3,768,581	53,739,968	1,034,578	20,743,294
Redeemed	(1,476,522)	(22,562,239)	(1,853,714)	(34,588,469)
Net increase (decrease)	5,368,956	$78,529,159	11,714,738	$217,391,343
MM Select T. Rowe Price Retirement 2050 Fund Class M5
Sold	1,231,841	$18,959,647	3,013,172	$59,185,787
Issued as reinvestment of dividends	2,116,766	30,227,423	1,590,415	31,856,014
Redeemed	(2,138,947)	(33,502,376)	(9,794,915)	(184,286,116)
Net increase (decrease)	1,209,660	$15,684,694	(5,191,328)	$(93,244,315)
MM Select T. Rowe Price Retirement 2050 Fund Class M4
Sold	608,571	$9,378,051	2,415,289	$47,389,056
Issued as reinvestment of dividends	673,640	9,646,526	516,154	10,328,244
Redeemed	(430,793)	(6,511,729)	(5,909,371)	(104,994,499)
Net increase (decrease)	851,418	$12,512,848	(2,977,928)	$(47,277,199)
MM Select T. Rowe Price Retirement 2050 Fund Class M3
Sold	351,038	$5,390,226	579,263	$11,001,966
Issued as reinvestment of dividends	410,292	5,858,975	213,368	4,275,899
Redeemed	(398,433)	(6,187,557)	(749,277)	(14,392,576)
Net increase (decrease)	362,897	$5,061,644	43,354	$885,289
MM Select T. Rowe Price Retirement 2055 Fund Class I
Sold	2,262,892	$35,244,862	9,407,027	$172,120,699
Issued as reinvestment of dividends	1,838,091	26,744,224	451,953	9,025,508
Redeemed	(881,902)	(13,729,555)	(978,561)	(18,086,779)
Net increase (decrease)	3,219,081	$48,259,531	8,880,419	$163,059,428
MM Select T. Rowe Price Retirement 2055 Fund Class M5
Sold	346,245	$5,419,769	1,111,691	$21,879,145
Issued as reinvestment of dividends	264,091	3,855,725	561,937	11,205,031
Redeemed	(743,239)	(11,543,301)	(6,200,220)	(114,761,201)
Net increase (decrease)	(132,903)	$(2,267,807)	(4,526,592)	$(81,677,025)
MM Select T. Rowe Price Retirement 2055 Fund Class M4
Sold	242,962	$3,786,394	1,404,133	$27,210,498
Issued as reinvestment of dividends	208,832	3,046,858	188,075	3,746,457
Redeemed	(257,897)	(3,923,066)	(2,131,753)	(38,065,701)
Net increase (decrease)	193,897	$2,910,186	(539,545)	$(7,108,746)
MM Select T. Rowe Price Retirement 2055 Fund Class M3
Sold	234,027	$3,630,101	364,367	$6,750,865
Issued as reinvestment of dividends	138,084	2,007,743	75,680	1,509,059
Redeemed	(250,040)	(3,914,422)	(184,672)	(3,542,998)
Net increase (decrease)	122,071	$1,723,422	255,375	$4,716,926
MM Select T. Rowe Price Retirement 2060 Fund Class I
Sold	1,983,702	$31,281,201	2,425,971	$43,805,340
Issued as reinvestment of dividends	511,706	7,603,946	235,469	4,688,197
Redeemed	(470,502)	(7,372,460)	(645,198)	(11,854,282)
Net increase (decrease)	2,024,906	$31,512,687	2,016,242	$36,639,255

152

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2060 Fund Class M5
Sold	669,820	$10,582,717	1,076,260	$20,001,196
Issued as reinvestment of dividends	229,367	3,403,805	143,748	2,856,276
Redeemed	(718,639)	(11,463,578)	(366,788)	(6,860,239)
Net increase (decrease)	180,548	$2,522,944	853,220	$15,997,233
MM Select T. Rowe Price Retirement 2060 Fund Class M4
Sold	388,240	$6,114,719	1,055,966	$19,445,369
Issued as reinvestment of dividends	105,816	1,568,194	79,541	1,576,504
Redeemed	(298,241)	(4,587,016)	(941,124)	(16,791,259)
Net increase (decrease)	195,815	$3,095,897	194,383	$4,230,614
MM Select T. Rowe Price Retirement 2060 Fund Class M3
Sold	147,502	$2,317,914	209,526	$3,852,887
Issued as reinvestment of dividends	42,664	631,426	23,830	472,782
Redeemed	(75,214)	(1,180,218)	(94,635)	(1,801,031)
Net increase (decrease)	114,952	$1,769,122	138,721	$2,524,638
MM Select T. Rowe Price Retirement 2065 Fund Class I(a)
Sold	70,000	$700,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	70,000	$700,000
MM Select T. Rowe Price Retirement 2065 Fund Class M5(a)
Sold	10,000	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	10,000	$100,000
MM Select T. Rowe Price Retirement 2065 Fund Class M4(a)
Sold	10,000	$100,000
Issued as reinvestment of dividends	—	—
Net increase (decrease)	10,000	$100,000
MM Select T. Rowe Price Retirement 2065 Fund Class M3(a)
Sold	10,000	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	10,000	$100,000

(a)	Commenced operations on February 1, 2023.

153

Notes to Financial Statements (Unaudited) (Continued)

Unless waived, purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the period ended March 31, 2023:

Front-End Sales Charges Retained by Distributor
MM RetireSMART by JPMorgan 2030 Fund	$1,645
MM RetireSMART by JPMorgan 2040 Fund	13

Unless waived, redemptions of Class A shares made within 18 months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the year ended March 31, 2023, no amounts have been retained by the Distributor.

With respect to Class A shares, the Distributor may pay an up-front concession to financial intermediaries through which sales are made as described in the Funds’ Prospectus.

6. Federal Income Tax Information

At March 31, 2023, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
20/80 Allocation Fund	$192,634,156	$531,839	$(21,015,400)	$(20,483,561)
40/60 Allocation Fund	205,563,081	1,113,321	(25,223,917)	(24,110,596)
60/40 Allocation Fund	191,388,323	1,096,519	(20,810,030)	(19,713,511)
80/20 Allocation Fund	140,809,582	1,481,910	(14,450,206)	(12,968,296)
MM RetireSMART by JPMorgan In Retirement Fund	95,677,940	243,211	(9,647,424)	(9,404,213)
MM RetireSMART by JPMorgan 2020 Fund	185,806,113	423,657	(18,883,687)	(18,460,030)
MM RetireSMART by JPMorgan 2025 Fund	168,311,108	477,620	(17,582,028)	(17,104,408)
MM RetireSMART by JPMorgan 2030 Fund	384,965,145	1,533,537	(40,002,351)	(38,468,814)
MM RetireSMART by JPMorgan 2035 Fund	170,280,056	830,979	(16,589,998)	(15,759,019)
MM RetireSMART by JPMorgan 2040 Fund	288,150,870	1,734,109	(29,848,144)	(28,114,035)
MM RetireSMART by JPMorgan 2045 Fund	126,523,646	907,173	(12,304,036)	(11,396,863)
MM RetireSMART by JPMorgan 2050 Fund	208,795,137	1,450,140	(20,559,171)	(19,109,031)
MM RetireSMART by JPMorgan 2055 Fund	67,724,970	475,331	(6,188,200)	(5,712,869)
MM RetireSMART by JPMorgan 2060 Fund	21,957,139	127,375	(1,519,123)	(1,391,748)
MM RetireSMART by JPMorgan 2065 Fund	996,182	3,674	(18,070)	(14,396)
MM Select T. Rowe Price Retirement Balanced Fund	196,616,227	509,422	(25,355,243)	(24,845,821)
MM Select T. Rowe Price Retirement 2005 Fund	23,567,527	—	(2,965,014)	(2,965,014)
MM Select T. Rowe Price Retirement 2010 Fund	120,962,840	399,914	(16,695,702)	(16,295,788)
MM Select T. Rowe Price Retirement 2015 Fund	127,103,821	105,557	(16,128,265)	(16,022,708)
MM Select T. Rowe Price Retirement 2020 Fund	595,429,438	2,544,177	(71,961,556)	(69,417,379)
MM Select T. Rowe Price Retirement 2025 Fund	623,703,246	—	(74,761,020)	(74,761,020)
MM Select T. Rowe Price Retirement 2030 Fund	1,412,453,873	9,146,897	(135,020,690)	(125,873,793)
MM Select T. Rowe Price Retirement 2035 Fund	772,050,055	1,720,186	(73,809,318)	(72,089,132)
MM Select T. Rowe Price Retirement 2040 Fund	1,281,791,046	5,643,784	(106,690,570)	(101,046,786)
MM Select T. Rowe Price Retirement 2045 Fund	616,971,177	1,187,638	(56,323,758)	(55,136,120)
MM Select T. Rowe Price Retirement 2050 Fund	898,223,566	3,009,511	(75,700,946)	(72,691,435)

154

Notes to Financial Statements (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
MM Select T. Rowe Price Retirement 2055 Fund	$394,371,302	$307,538	$(37,263,574)	$(36,956,036)
MM Select T. Rowe Price Retirement 2060 Fund	198,645,894	—	(20,700,648)	(20,700,648)
MM Select T. Rowe Price Retirement 2065 Fund	991,229	87	(16,594)	(16,507)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. Capital losses may be carried forward indefinitely, and retain the character of the original loss.

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2022, late year ordinary losses:

Amount
MM Select T. Rowe Price Retirement 2030 Fund	$2,603,189
MM Select T. Rowe Price Retirement 2035 Fund	1,830,737
MM Select T. Rowe Price Retirement 2040 Fund	4,734,635
MM Select T. Rowe Price Retirement 2045 Fund	2,178,724
MM Select T. Rowe Price Retirement 2050 Fund	3,574,783
MM Select T. Rowe Price Retirement 2060 Fund	560,467

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2022, was as follows:

	Ordinary Income	Long Term Capital Gain
20/80 Allocation Fund	$5,773,608	$7,216,709
40/60 Allocation Fund	6,696,300	11,946,689
60/40 Allocation Fund	8,155,101	17,817,029
80/20 Allocation Fund	4,486,636	11,796,555
MM RetireSMART by JPMorgan In Retirement Fund	3,851,393	9,329,916
MM RetireSMART by JPMorgan 2020 Fund	9,288,244	16,065,771
MM RetireSMART by JPMorgan 2025 Fund	7,124,617	16,164,173
MM RetireSMART by JPMorgan 2030 Fund	13,540,089	34,192,780
MM RetireSMART by JPMorgan 2035 Fund	6,080,813	19,260,798
MM RetireSMART by JPMorgan 2040 Fund	9,354,902	31,290,981
MM RetireSMART by JPMorgan 2045 Fund	4,166,318	16,833,751
MM RetireSMART by JPMorgan 2050 Fund	6,883,238	20,284,765
MM RetireSMART by JPMorgan 2055 Fund	2,039,207	6,451,591
MM RetireSMART by JPMorgan 2060 Fund	783,889	1,958,115
MM Select T. Rowe Price Retirement Balanced Fund	7,115,125	11,646,674
MM Select T. Rowe Price Retirement 2005 Fund	1,357,592	3,334,823
MM Select T. Rowe Price Retirement 2010 Fund	5,310,387	10,255,181
MM Select T. Rowe Price Retirement 2015 Fund	5,206,666	9,988,392
MM Select T. Rowe Price Retirement 2020 Fund	25,271,795	62,348,495
MM Select T. Rowe Price Retirement 2025 Fund	23,345,921	51,678,237
MM Select T. Rowe Price Retirement 2030 Fund	54,756,932	100,885,494
MM Select T. Rowe Price Retirement 2035 Fund	27,736,963	38,621,560
MM Select T. Rowe Price Retirement 2040 Fund	52,502,131	60,385,058

155

Notes to Financial Statements (Unaudited) (Continued)

	Ordinary Income	Long Term Capital Gain
MM Select T. Rowe Price Retirement 2045 Fund	$22,858,059	$25,078,352
MM Select T. Rowe Price Retirement 2050 Fund	35,715,171	31,488,280
MM Select T. Rowe Price Retirement 2055 Fund	11,815,181	13,670,874
MM Select T. Rowe Price Retirement 2060 Fund	4,846,160	4,747,599

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2022:

Amount
20/80 Allocation Fund	$16,804
40/60 Allocation Fund	35,053
60/40 Allocation Fund	32,402
80/20 Allocation Fund	46,848
MM RetireSMART by JPMorgan In Retirement Fund	29,290
MM RetireSMART by JPMorgan 2020 Fund	64,002
MM RetireSMART by JPMorgan 2025 Fund	76,456
MM RetireSMART by JPMorgan 2030 Fund	313,670
MM RetireSMART by JPMorgan 2035 Fund	107,484
MM RetireSMART by JPMorgan 2045 Fund	96,217
MM RetireSMART by JPMorgan 2050 Fund	149,584
MM RetireSMART by JPMorgan 2055 Fund	47,108
MM RetireSMART by JPMorgan 2060 Fund	17,131
MM Select T. Rowe Price Retirement Balanced Fund	51,445
MM Select T. Rowe Price Retirement 2005 Fund	8,143
MM Select T. Rowe Price Retirement 2010 Fund	43,596
MM Select T. Rowe Price Retirement 2015 Fund	49,759
MM Select T. Rowe Price Retirement 2020 Fund	264,456
MM Select T. Rowe Price Retirement 2025 Fund	285,652
MM Select T. Rowe Price Retirement 2030 Fund	759,038
MM Select T. Rowe Price Retirement 2035 Fund	401,922
MM Select T. Rowe Price Retirement 2040 Fund	768,558
MM Select T. Rowe Price Retirement 2045 Fund	342,200
MM Select T. Rowe Price Retirement 2050 Fund	536,247
MM Select T. Rowe Price Retirement 2055 Fund	198,600
MM Select T. Rowe Price Retirement 2060 Fund	72,764

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2022, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At September 30, 2022, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
20/80 Allocation Fund	$1,332,743	$3,272,268	$(19,101)	$(34,398,584)	$(29,812,674)
40/60 Allocation Fund	932,404	7,653,087	(32,969)	(40,207,664)	(31,655,142)
60/40 Allocation Fund	568,379	13,844,710	(26,545)	(39,876,730)	(25,490,186)

156

Notes to Financial Statements (Unaudited) (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
80/20 Allocation Fund	$492,395	$12,912,102	$(8,945)	$(32,462,461)	$(19,066,909)
MM RetireSMART by JPMorgan In Retirement Fund	3,877,541	2,122,032	(32,209)	(18,325,535)	(12,358,171)
MM RetireSMART by JPMorgan 2020 Fund	2,043,946	4,516,664	(55,325)	(35,488,967)	(28,983,682)
MM RetireSMART by JPMorgan 2025 Fund	1,263,528	8,525,878	(13,045)	(35,821,773)	(26,045,412)
MM RetireSMART by JPMorgan 2030 Fund	2,631,893	23,853,271	(52,131)	(84,047,508)	(57,614,475)
MM RetireSMART by JPMorgan 2035 Fund	916,469	13,262,571	(14,321)	(39,061,264)	(24,896,545)
MM RetireSMART by JPMorgan 2040 Fund	1,656,575	22,847,024	(31,780)	(62,892,296)	(38,420,477)
MM RetireSMART by JPMorgan 2045 Fund	645,703	12,669,855	(8,457)	(30,248,530)	(16,941,429)
MM RetireSMART by JPMorgan 2050 Fund	1,112,798	16,834,365	(15,672)	(45,914,366)	(27,982,875)
MM RetireSMART by JPMorgan 2055 Fund	324,589	6,449,064	(1,917)	(16,293,473)	(9,521,737)
MM RetireSMART by JPMorgan 2060 Fund	152,120	2,185,008	(556)	(5,518,857)	(3,182,285)
MM Select T. Rowe Price Retirement Balanced Fund	115,374	8,500,659	—	(29,728,245)	(21,112,212)
MM Select T. Rowe Price Retirement 2005 Fund	26,986	1,080,455	—	(5,107,815)	(4,000,374)
MM Select T. Rowe Price Retirement 2010 Fund	73,182	7,543,051	—	(21,708,020)	(14,091,787)
MM Select T. Rowe Price Retirement 2015 Fund	78,570	8,956,493	—	(22,768,491)	(13,733,428)
MM Select T. Rowe Price Retirement 2020 Fund	—	49,831,294	—	(99,701,082)	(49,869,788)
MM Select T. Rowe Price Retirement 2025 Fund	—	54,274,394	—	(106,525,295)	(52,250,901)
MM Select T. Rowe Price Retirement 2030 Fund	17,739	132,629,224	(2,603,189)	(201,783,239)	(71,739,465)
MM Select T. Rowe Price Retirement 2035 Fund	—	66,805,545	(1,830,737)	(113,173,616)	(48,198,808)
MM Select T. Rowe Price Retirement 2040 Fund	—	137,037,635	(4,734,635)	(174,545,686)	(42,242,686)
MM Select T. Rowe Price Retirement 2045 Fund	—	56,849,527	(2,178,724)	(89,191,229)	(34,520,426)
MM Select T. Rowe Price Retirement 2050 Fund	—	91,161,364	(3,574,783)	(123,412,180)	(35,825,599)
MM Select T. Rowe Price Retirement 2055 Fund	—	30,549,313	—	(57,670,608)	(27,121,295)
MM Select T. Rowe Price Retirement 2060 Fund	—	11,546,252	(560,467)	(30,385,575)	(19,399,790)

The Funds did not have any unrecognized tax benefits at March 31, 2023, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2023, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

157

Notes to Financial Statements (Unaudited) (Continued)

7. Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2023, was as follows:

	Beginning Value as of 9/30/22	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/23	Number of Shares Held as of 3/31/23	Dividend Income	Realized Gains Distributions
20/80 Allocation Fund
MassMutual Blue Chip Growth Fund, Class I	$3,106,536	$717,320	$(711,660)	$244,355	$(115,884)	$3,240,667	167,910	$15,401	$487,784
MassMutual Core Bond Fund, Class I	25,870,850	3,849,228	(1,381,038)	321,431	(230,447)	28,430,024	3,113,913	1,014,819	—
MassMutual Diversified Value Fund, Class I	2,350,436	447,386	(739,906)	(43,785)	129,604	2,143,735	195,596	46,334	220,208
MassMutual Equity Opportunities Fund, Class I	4,390,370	999,907	(566,536)	(52,349)	(53,058)	4,718,334	289,291	66,439	662,870
MassMutual Fundamental Value Fund, Class I	2,746,981	534,141	(1,396,949)	(207,861)	262,996	1,939,308	236,790	28,206	292,832
MassMutual Global Floating Rate Fund, Class I	502,000	13,829	(319,907)	35,218	(25,439)	205,701	23,808	13,184	—
MassMutual Growth Opportunities Fund, Class I	717,241	126,886	(23,489)	81,714	(28,752)	873,600	180,496	4,598	79,610
MassMutual High Yield Fund, Class I	1,433,505	44,591	(1,026,620)	110,970	(80,139)	482,307	63,378	22,666	—
MassMutual Inflation-Protected and Income Fund, Class I	1,643,259	135,055	(408,561)	93,465	(83,736)	1,379,482	146,132	64,241	—
MassMutual International Equity Fund, Class I	502,848	777,436	(63,883)	99,693	(11,326)	1,304,768	158,538	7,119	26,434
MassMutual Mid Cap Growth Fund, Class I	1,024,044	211,452	(209,817)	16,317	1,035	1,043,031	55,628	—	146,486
MassMutual Mid-Cap Value Fund, Class I	1,089,407	198,806	(288,089)	(23,518)	64,321	1,040,927	95,761	25,508	80,621
MassMutual Overseas Fund, Class I	2,870,205	552,137	(1,404,196)	667,821	(71,258)	2,614,709	312,391	70,180	236,783
MassMutual Short-Duration Bond Fund, Class I	28,057,391	999,429	(15,264,221)	2,443,117	(2,578,317)	13,657,399	1,577,067	353,561	—
MassMutual Small Cap Growth Equity Fund, Class I	176,193	96,402	(7,398)	15,381	(1,002)	279,576	21,374	65	—
MassMutual Small Cap Value Equity Fund, Class I	717,500	177,773	(353,602)	95,604	(80,741)	556,534	64,043	—	118,023
MassMutual Strategic Bond Fund, Class I	21,293,795	13,261,053	(1,830,629)	1,844,401	(355,767)	34,212,853	3,857,142	538,980	—
MassMutual Strategic Emerging Markets Fund, Class I	734,534	55,394	(437,912)	326,131	(163,869)	514,278	51,376	3,226	—
MassMutual Total Return Bond Fund, Class I	34,792,943	6,337,946	(2,266,438)	1,415,337	(463,133)	39,816,655	4,608,409	1,006,534	—
MM Equity Asset Fund, Class I	6,301,846	3,443,868	(1,023,551)	(8,704)	(122,982)	8,590,477	1,230,727	114,361	1,063,769
	$140,321,884	$32,980,039	$(29,724,401)	$7,474,738	$(4,007,895)	$147,044,365		$3,395,422	$3,415,420
40/60 Allocation Fund
MassMutual Blue Chip Growth Fund, Class I	$5,990,319	$1,324,422	$(769,974)	$402,444	$(123,820)	$6,823,391	353,544	$28,980	$917,834
MassMutual Core Bond Fund, Class I	19,983,148	3,897,408	(1,601,208)	445,518	(381,947)	22,342,919	2,447,198	769,298	—
MassMutual Diversified Value Fund, Class I	4,628,956	875,337	(1,065,923)	(57,844)	130,658	4,511,184	411,604	109,555	520,681

158

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/22	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/23	Number of Shares Held as of 3/31/23	Dividend Income	Realized Gains Distributions
40/60 Allocation Fund (Continued)
MassMutual Equity Opportunities Fund, Class I	$7,445,347	$3,074,678	$(301,668)	$(279,015)	$(9,921)	$9,929,421	608,793	$123,209	$1,229,253
MassMutual Fundamental Value Fund, Class I	5,855,407	1,139,851	(2,934,988)	(500,869)	506,795	4,066,196	496,483	66,376	689,096
MassMutual Global Floating Rate Fund, Class I	843,680	17,307	(715,713)	72,362	(55,627)	162,009	18,751	17,345	—
MassMutual Growth Opportunities Fund, Class I	1,394,572	408,951	(88,702)	161,309	(58,619)	1,817,511	375,519	8,708	150,798
MassMutual High Yield Fund, Class I	2,047,623	38,841	(1,786,154)	202,363	(122,858)	379,815	49,910	30,754	—
MassMutual Inflation-Protected and Income Fund, Class I	905,701	251,395	(84,133)	28,227	(14,892)	1,086,298	115,074	34,336	—
MassMutual International Equity Fund, Class I	1,950,143	706,100	(214,318)	341,482	(38,548)	2,744,859	333,519	26,400	98,026
MassMutual Mid Cap Growth Fund, Class I	1,623,178	638,342	(87,323)	23,836	(3,049)	2,194,984	117,066	—	226,888
MassMutual Mid Cap Value Fund, Class I	2,591,176	383,171	(880,271)	38,006	58,391	2,190,473	201,515	59,579	188,312
MassMutual Overseas Fund, Class I	4,404,672	1,297,511	(1,121,532)	876,747	47,615	5,505,013	657,708	104,099	351,217
MassMutual Short-Duration Bond Fund, Class I	19,346,403	436,564	(8,974,453)	1,400,433	(1,454,259)	10,754,688	1,241,881	278,875	—
MassMutual Small Cap Growth Equity Fund, Class I	386,287	199,308	(28,231)	34,751	(4,312)	587,803	44,939	137	—
MassMutual Small Cap Value Equity Fund, Class I	1,844,744	396,205	(1,092,869)	280,688	(257,564)	1,171,204	134,776	—	299,634
MassMutual Strategic Bond Fund, Class I	17,355,061	10,618,735	(2,032,244)	1,463,532	(528,122)	26,876,962	3,030,097	403,898	—
MassMutual Strategic Emerging Markets Fund, Class I	1,097,501	82,030	(329,760)	360,762	(127,300)	1,083,233	108,215	4,718	—
MassMutual Total Return Bond Fund, Class I	30,593,366	2,384,371	(2,491,653)	1,295,100	(500,162)	31,281,022	3,620,489	818,228	—
MM Equity Asset Fund, Class I	16,886,259	5,032,849	(3,851,578)	(106,104)	166,067	18,127,493	2,597,062	253,832	2,361,089
	$147,173,543	$33,203,376	$(30,452,695)	$6,483,728	$(2,771,474)	$153,636,478		$3,138,327	$7,032,828
60/40 Allocation Fund
MassMutual Blue Chip Growth Fund, Class I	$8,210,320	$2,130,746	$(1,109,895)	$788,280	$(357,147)	$9,662,304	500,637	$39,124	$1,239,101
MassMutual Core Bond Fund, Class I	12,195,555	2,631,188	(944,341)	265,191	(220,260)	13,927,333	1,525,447	459,781	—
MassMutual Diversified Value Fund, Class I	6,650,039	1,232,097	(1,594,256)	(108,988)	219,240	6,398,132	583,771	155,731	740,138
MassMutual Equity Opportunities Fund, Class I	10,720,004	4,337,986	(524,843)	(445,667)	(21,141)	14,066,339	862,436	182,899	1,824,786
MassMutual Fundamental Value Fund, Class I	7,978,415	1,379,989	(3,690,945)	(507,923)	605,951	5,765,487	703,967	76,622	795,458
MassMutual Global Floating Rate Fund, Class I	2,251,981	29,457	(2,208,358)	216,391	(187,743)	101,728	11,774	29,481	—
MassMutual Growth Opportunities Fund, Class I	1,781,631	798,298	(135,168)	258,145	(116,992)	2,585,914	534,280	10,927	189,230
MassMutual High Yield Fund, Class I	3,950,346	54,958	(3,906,227)	640,552	(501,213)	238,416	31,329	47,075	—

159

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/22	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/23	Number of Shares Held as of 3/31/23	Dividend Income	Realized Gains Distributions
60/40 Allocation Fund (Continued)
MassMutual Inflation-Protected and Income Fund, Class I	$423,661	$301,830	$(54,076)	$19,712	$(9,218)	$681,909	72,236	$15,533	$—
MassMutual International Equity Fund, Class I	1,949,169	1,904,302	(259,102)	459,661	(160,559)	3,893,471	473,083	25,316	93,997
MassMutual Mid Cap Growth Fund, Class I	2,560,631	642,618	(130,937)	67,737	(26,867)	3,113,182	166,036	—	354,471
MassMutual Mid-Cap Value Fund, Class I	4,008,413	568,192	(1,641,726)	228,049	(56,205)	3,106,723	285,807	91,602	289,523
MassMutual Overseas Fund, Class I	4,424,617	3,311,316	(919,030)	1,025,295	(51,185)	7,791,013	930,826	102,632	346,272
MassMutual Short-Duration Bond Fund, Class I	10,710,938	297,078	(4,260,645)	687,341	(683,949)	6,750,763	779,534	169,287	—
MassMutual Small Cap Growth Equity Fund, Class I	834,643	45,498	(126,813)	94,736	(14,141)	833,923	63,756	295	—
MassMutual Small Cap Value Equity Fund, Class I	2,257,501	500,622	(1,131,404)	297,092	(262,780)	1,661,031	191,143	—	363,069
MassMutual Strategic Bond Fund, Class I	8,175,411	9,255,653	(1,226,233)	881,573	(323,049)	16,763,355	1,889,894	264,911	—
MassMutual Strategic Emerging Markets Fund, Class I	269,666	1,339,995	(133,367)	145,821	(88,802)	1,533,313	153,178	1,015	—
MassMutual Total Return Bond Fund, Class I	16,283,943	4,298,123	(1,516,078)	801,780	(356,824)	19,510,944	2,258,211	495,659	—
MM Equity Asset Fund, Class I	30,160,787	8,322,001	(13,316,056)	1,629,557	(1,128,140)	25,668,149	3,677,385	398,121	3,703,246
	$135,797,671	$43,381,947	$(38,829,500)	$7,444,335	$(3,741,024)	$144,053,429		$2,566,011	$9,939,291
80/20 Allocation Fund
MassMutual Blue Chip Growth Fund, Class I	$7,383,551	$3,753,359	$(2,004,650)	$980,288	$(527,436)	$9,585,112	496,638	$40,260	$1,275,057
MassMutual Core Bond Fund, Class I	3,930,195	2,225,068	(1,157,415)	326,990	(307,944)	5,016,894	549,496	149,252	—
MassMutual Diversified Value Fund, Class I	4,964,284	1,696,459	(322,452)	(39,474)	40,460	6,339,277	578,401	116,933	555,746
MassMutual Equity Opportunities Fund, Class I	7,853,104	7,471,039	(625,208)	(704,517)	(57,130)	13,937,288	854,524	175,138	1,747,361
MassMutual Fundamental Value Fund, Class I	6,390,439	1,432,568	(2,047,296)	(412,981)	348,669	5,711,399	697,362	73,907	767,273
MassMutual Global Floating Rate Fund, Class I	1,772,935	24,658	(1,757,376)	171,548	(147,131)	64,634	7,481	24,673	—
MassMutual Growth Opportunities Fund, Class I	1,547,978	1,049,530	(170,740)	240,100	(112,362)	2,554,506	527,790	9,572	165,765
MassMutual High Yield Fund, Class I	3,912,539	49,936	(4,036,014)	695,896	(557,446)	64,911	8,530	44,723	—
MassMutual Inflation-Protected and Income Fund, Class I	136,977	138,283	(24,306)	8,900	(4,708)	255,146	27,028	4,966	—
MassMutual International Equity Fund, Class I	1,373,095	2,598,609	(373,925)	327,101	(65,545)	3,859,335	468,935	39,746	147,580
MassMutual Mid Cap Growth Fund, Class I	2,916,472	540,435	(420,354)	148,783	(100,633)	3,084,703	164,518	—	407,811
MassMutual Mid-Cap Value Fund, Class I	3,558,971	559,037	(1,175,030)	222,670	(87,275)	3,078,373	283,199	81,749	258,380
MassMutual Overseas Fund, Class I	6,070,597	1,323,480	(952,289)	1,292,642	(4,765)	7,729,665	923,496	143,178	483,067

160

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/22	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/23	Number of Shares Held as of 3/31/23	Dividend Income	Realized Gains Distributions
80/20 Allocation Fund (Continued)
MassMutual Short-Duration Bond Fund, Class I	$5,392,597	$142,076	$(3,061,525)	$458,780	$(455,345)	$2,476,583	285,980	$78,307	$—
MassMutual Small Cap Growth Equity Fund, Class I	926,270	50,539	(242,849)	130,078	(37,580)	826,458	63,185	331	—
MassMutual Small Cap Value Equity Fund, Class I	2,604,724	430,221	(1,557,773)	385,484	(216,744)	1,645,912	189,403	—	283,061
MassMutual Strategic Bond Fund, Class I	2,790,199	3,654,077	(555,279)	342,435	(175,824)	6,055,608	682,707	62,161	—
MassMutual Strategic Emerging Markets Fund, Class I	2,004,445	144,566	(1,062,934)	775,544	(340,296)	1,521,325	151,981	8,574	—
MassMutual Total Return Bond Fund, Class I	6,037,165	2,571,333	(1,720,273)	506,754	(350,303)	7,044,676	815,356	189,712	—
MM Equity Asset Fund, Class I	24,123,131	6,690,697	(5,601,062)	537,191	(270,624)	25,479,333	3,650,334	338,644	3,150,004
	$95,689,668	$36,545,970	$(28,868,750)	$6,394,212	$(3,429,962)	$106,331,138		$1,581,826	$9,241,105
MM RetireSMART by JPMorgan In Retirement Fund
MassMutual Blue Chip Growth Fund, Class I	$1,485,007	$373,458	$(300,230)	$294,588	$(231,554)	$1,621,269	84,004	$7,374	$233,557
MassMutual Core Bond Fund, Class I	16,252,626	2,950,541	(1,411,524)	481,918	(395,212)	17,878,349	1,958,198	636,233	—
MassMutual Diversified Value Fund, Class I	896,307	194,315	(140,468)	35,441	(19,723)	965,872	88,127	19,026	90,425
MassMutual Equity Opportunities Fund, Class I	2,380,089	525,221	(289,372)	(41,937)	4,934	2,578,935	158,120	33,051	329,751
MassMutual Fundamental Value Fund, Class I	1,201,178	353,251	(231,234)	2,294	(36,756)	1,288,733	157,354	15,891	164,976
MassMutual Global Floating Rate Fund, Class I	178,107	3,704	(139,656)	14,577	(12,990)	43,742	5,063	3,715	—
MassMutual Growth Opportunities Fund, Class I	446,639	82,095	(70,428)	95,404	(65,892)	487,818	100,789	2,892	50,083
MassMutual High Yield Fund, Class I	4,361,340	799,638	(330,716)	254,059	(53,799)	5,030,522	661,041	148,914	—
MassMutual Inflation-Protected and Income Fund, Class I	6,218,155	781,034	(621,617)	167,803	(96,763)	6,448,612	683,116	237,850	—
MassMutual International Equity Fund, Class I	1,486,972	339,267	(290,126)	304,321	(88,725)	1,751,709	212,844	18,622	69,148
MassMutual Mid Cap Growth Fund, Class I	699,012	231,542	(85,718)	37,199	(31,215)	850,820	45,377	—	94,958
MassMutual Mid-Cap Value Fund, Class I	697,253	238,678	(104,445)	12,427	5,142	849,055	78,110	14,745	46,604
MassMutual Overseas Fund, Class I	2,587,988	825,383	(850,615)	771,093	(265,018)	3,068,831	366,646	56,158	189,470
MassMutual Small Cap Growth Equity Fund, Class I	504,671	153,242	(72,298)	97,787	(56,003)	627,399	47,966	170	—
MassMutual Small Cap Value Equity Fund, Class I	664,053	306,888	(139,820)	68,273	(64,044)	835,350	96,128	—	95,209
MassMutual Strategic Bond Fund, Class I	5,493,275	835,490	(550,277)	420,482	(171,632)	6,027,338	679,520	93,491	—
MassMutual Strategic Emerging Markets Fund, Class I	1,513,967	13,481	(751,199)	482,375	(172,328)	1,086,296	108,521	6,329	—
MassMutual Total Return Bond Fund, Class I	5,487,106	920,898	(551,365)	306,698	(149,298)	6,014,039	696,069	149,414	—
MM Equity Asset Fund, Class I	7,422,572	1,566,279	(945,624)	222,053	(189,184)	8,076,096	1,157,034	105,049	977,140
	$59,976,317	$11,494,405	$(7,876,732)	$4,026,855	$(2,090,060)	$65,530,785		$1,548,924	$2,341,321

161

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/22	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/23	Number of Shares Held as of 3/31/23	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2020 Fund
MassMutual Blue Chip Growth Fund, Class I	$2,886,943	$740,594	$(603,824)	$599,306	$(476,228)	$3,146,791	163,046	$14,340	$454,180
MassMutual Core Bond Fund, Class I	31,634,913	5,751,054	(2,849,437)	981,741	(811,234)	34,707,037	3,801,428	1,242,565	—
MassMutual Diversified Value Fund, Class I	1,747,134	330,348	(236,136)	54,183	(21,932)	1,873,597	170,949	37,114	176,393
MassMutual Equity Opportunities Fund, Class I	4,639,628	882,352	(457,039)	(117,737)	45,855	4,993,059	306,135	64,791	646,427
MassMutual Fundamental Value Fund, Class I	2,335,332	724,003	(493,032)	8,721	(73,448)	2,501,576	305,443	30,901	320,804
MassMutual Global Floating Rate Fund, Class I	344,517	7,194	(270,124)	28,038	(24,937)	84,688	9,802	7,213	—
MassMutual Growth Opportunities Fund, Class I	870,646	142,371	(124,970)	191,001	(132,402)	946,646	195,588	5,630	97,500
MassMutual High Yield Fund, Class I	8,489,836	1,511,338	(634,653)	490,692	(98,389)	9,758,824	1,282,368	290,867	—
MassMutual Inflation-Protected and Income Fund, Class I	12,102,642	1,473,888	(1,208,034)	296,708	(156,359)	12,508,845	1,325,089	464,572	—
MassMutual International Equity Fund, Class I	2,907,114	645,569	(575,837)	609,923	(187,376)	3,399,393	413,049	36,404	135,167
MassMutual Mid Cap Growth Fund, Class I	1,362,569	423,389	(148,150)	42,467	(29,774)	1,650,501	88,027	—	185,201
MassMutual Mid-Cap Value Fund, Class I	1,359,160	426,965	(174,489)	23,562	11,845	1,647,043	151,522	28,762	90,907
MassMutual Overseas Fund, Class I	5,029,025	1,687,722	(1,736,829)	1,547,841	(563,641)	5,964,118	712,559	109,176	368,347
MassMutual Small Cap Growth Equity Fund, Class I	983,753	266,790	(115,806)	169,006	(86,592)	1,217,151	93,054	331	—
MassMutual Small Cap Value Equity Fund, Class I	1,294,436	560,892	(244,736)	112,967	(103,030)	1,620,529	186,482	—	185,375
MassMutual Strategic Bond Fund, Class I	10,692,160	1,545,898	(1,021,239)	799,122	(315,316)	11,700,625	1,319,123	182,157	—
MassMutual Strategic Emerging Markets Fund, Class I	2,960,581	12,377	(1,472,610)	1,142,688	(535,008)	2,108,028	210,592	12,377	—
MassMutual Total Return Bond Fund, Class I	10,680,131	1,712,531	(1,022,826)	582,583	(277,319)	11,675,100	1,351,285	291,115	—
MM Equity Asset Fund, Class I	14,430,574	3,203,875	(2,028,053)	551,999	(482,34)	15,676,052	2,245,853	204,273	1,900,104
	$116,751,094	$22,049,150	$(15,417,824)	$8,114,811	$(4,317,628)	$127,179,603		$3,022,588	$4,560,405
MM RetireSMART by JPMorgan 2025 Fund
MassMutual Blue Chip Growth Fund, Class I	$3,277,716	$923,289	$(878,337)	$785,388	$(643,755)	$3,464,301	179,497	$16,479	$521,898
MassMutual Core Bond Fund, Class I	26,697,133	4,538,166	(2,516,684)	856,538	(723,128)	28,852,025	3,160,134	1,056,000	—
MassMutual Diversified Value Fund, Class I	1,993,229	405,630	(375,531)	40,462	1,228	2,065,018	188,414	42,663	202,763
MassMutual Equity Opportunities Fund, Class I	5,287,700	1,051,623	(756,402)	(227,014)	150,495	5,506,402	337,609	74,036	738,662
MassMutual Fundamental Value Fund, Class I	2,652,861	787,233	(615,424)	(22,301)	(49,481)	2,752,888	336,128	35,527	368,826
MassMutual Global Floating Rate Fund, Class I	290,558	6,478	(225,449)	23,646	(21,092)	74,141	8,581	6,201	—

162

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/22	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/23	Number of Shares Held as of 3/31/23	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2025 Fund (Continued)
MassMutual Growth Opportunities Fund, Class I	$991,507	$174,388	$(191,000)	$284,216	$(215,673)	$1,043,438	215,586	$6,460	$111,864
MassMutual High Yield Fund, Class I	7,285,532	3,562,085	(541,561)	411,610	(83,050)	10,634,616	1,397,453	270,066	—
MassMutual Inflation-Protected and Income Fund, Class I	5,532,456	2,249,155	(643,182)	232,841	(131,518)	7,239,752	766,923	213,988	—
MassMutual International Equity Fund, Class I	3,280,272	585,892	(714,966)	708,238	(226,457)	3,632,979	441,431	41,465	153,962
MassMutual Mid Cap Growth Fund, Class I	1,519,645	393,428	(152,402)	26,850	(8,362)	1,779,159	94,888	—	208,119
MassMutual Mid-Cap Value Fund, Class I	1,515,798	402,626	(187,888)	32,511	12,386	1,775,433	163,333	32,316	102,139
MassMutual Overseas Fund, Class I	5,689,596	1,512,724	(1,975,501)	1,698,282	(575,963)	6,349,138	758,559	125,522	423,501
MassMutual Small Cap Growth Equity Fund, Class I	1,090,195	264,490	(132,437)	174,815	(79,700)	1,317,363	100,716	370	—
MassMutual Small Cap Value Equity Fund, Class I	1,437,432	578,370	(271,822)	90,336	(74,373)	1,759,943	202,525	—	207,368
MassMutual Strategic Bond Fund, Class I	9,013,330	1,278,029	(968,072)	707,290	(301,925)	9,728,652	1,096,804	154,991	—
MassMutual Strategic Emerging Markets Fund, Class I	4,378,314	66,702	(1,811,758)	1,912,119	(996,431)	3,548,946	354,540	18,476	—
MassMutual Total Return Bond Fund, Class I	9,003,189	1,418,585	(969,263)	517,805	(263,105)	9,707,211	1,123,520	247,707	—
MM Equity Asset Fund, Class I	16,407,076	3,747,511	(2,988,254)	792,152	(706,123)	17,252,362	2,471,685	235,070	2,186,573
	$107,343,539	$23,946,404	$(16,915,933)	$9,045,784	$(4,936,027)	$118,483,767		$2,577,337	$5,225,675
MM RetireSMART by JPMorgan 2030 Fund
MassMutual Blue Chip Growth Fund, Class I	$9,126,647	$2,664,384	$(2,023,805)	$1,713,304	$(1,301,097)	$10,179,433	527,432	$47,075	$1,490,935
MassMutual Core Bond Fund, Class I	47,977,718	11,567,180	(2,955,765)	1,066,777	(826,350)	56,829,560	6,224,486	1,953,300	—
MassMutual Diversified Value Fund, Class I	5,499,928	1,191,189	(732,244)	(43,075)	129,711	6,045,509	551,598	121,637	578,101
MassMutual Equity Opportunities Fund, Class I	14,593,512	3,057,087	(1,253,584)	(184,882)	(88,198)	16,123,935	988,592	211,118	2,106,325
MassMutual Fundamental Value Fund, Class I	7,379,233	2,309,910	(1,368,053)	(370,143)	129,956	8,080,903	986,679	101,424	1,052,949
MassMutual Growth Opportunities Fund, Class I	2,735,934	531,446	(404,059)	694,354	(496,304)	3,061,371	632,515	18,411	318,830
MassMutual High Yield Fund, Class I	13,564,456	4,353,652	(531,430)	711,423	(81,770)	18,016,331	2,367,455	495,572	—
MassMutual International Equity Fund, Class I	9,129,380	1,617,699	(1,501,064)	1,835,642	(474,004)	10,607,653	1,288,901	119,515	443,765
MassMutual Mid Cap Growth Fund, Class I	4,116,982	1,200,864	(188,721)	46,961	(5,783)	5,170,303	275,749	—	582,394
MassMutual Mid-Cap Value Fund, Class I	4,106,542	1,246,507	(294,739)	40,962	60,401	5,159,673	474,671	90,455	285,899
MassMutual Overseas Fund, Class I	15,970,176	4,387,701	(4,891,722)	4,602,794	(1,412,921)	18,656,028	2,228,916	360,221	1,215,349
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,857,071	2,417,985	(219,345)	103,602	(27,607)	4,131,706	437,681	73,869	—

163

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/22	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/23	Number of Shares Held as of 3/31/23	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2030 Fund (Continued)
MassMutual Small Cap Growth Equity Fund, Class I	$2,973,963	$785,767	$(196,366)	$390,064	$(132,085)	$3,821,343	292,152	$1,042	$—
MassMutual Small Cap Value Equity Fund, Class I	3,923,985	1,697,149	(539,004)	(20,316)	39,089	5,100,903	586,985	—	584,899
MassMutual Strategic Bond Fund, Class I	16,198,443	3,500,278	(1,310,001)	1,161,527	(395,309)	19,154,938	2,159,519	286,739	—
MassMutual Strategic Emerging Markets Fund, Class I	12,459,089	221,449	(4,253,222)	4,168,724	(1,487,772)	11,108,268	1,109,717	54,454	—
MassMutual Total Return Bond Fund, Class I	16,180,252	3,711,279	(1,266,121)	822,133	(335,015)	19,112,528	2,212,098	458,298	—
MM Equity Asset Fund, Class I	45,660,666	10,721,697	(5,894,417)	1,507,143	(1,327,114)	50,667,975	7,259,022	671,300	6,244,301
	$233,453,977	$57,183,223	$(29,823,662)	$18,246,994	$(8,032,172)	$271,028,360		$5,064,430	$14,903,747
MM RetireSMART by JPMorgan 2035 Fund
MassMutual Blue Chip Growth Fund, Class I	$7,354,394	$2,435,611	$(1,927,560)	$1,533,927	$(1,192,661)	$8,203,711	425,063	$38,308	$1,213,254
MassMutual Core Bond Fund, Class I	6,150,261	2,300,094	(699,995)	197,597	(163,780)	7,784,177	852,593	251,707	—
MassMutual Diversified Value Fund, Class I	2,962,450	766,760	(524,090)	(31,174)	79,138	3,253,084	296,814	65,177	309,767
MassMutual Equity Opportunities Fund, Class I	4,909,785	1,176,809	(575,399)	(69,442)	(17,837)	5,423,916	332,552	70,660	704,985
MassMutual Fundamental Value Fund, Class I	3,469,640	1,195,956	(741,219)	(85,665)	(32,461)	3,806,251	464,744	48,165	500,031
MassMutual Growth Opportunities Fund, Class I	2,459,150	541,038	(441,020)	691,882	(509,921)	2,741,129	566,349	16,468	285,188
MassMutual High Yield Fund, Class I	3,721,095	1,206,367	(342,379)	235,052	(61,337)	4,758,798	625,335	135,443	—
MassMutual International Equity Fund, Class I	6,168,761	1,150,727	(1,083,922)	1,160,836	(238,225)	7,158,177	869,766	80,211	297,824
MassMutual Mid Cap Growth Fund, Class I	2,209,417	759,124	(217,483)	74,303	(50,005)	2,775,356	148,019	—	311,009
MassMutual Mid-Cap Value Fund, Class I	2,203,818	804,108	(292,918)	3,603	50,749	2,769,360	254,771	48,291	152,633
MassMutual Overseas Fund, Class I	9,814,244	3,293,330	(3,628,215)	2,822,313	(836,690)	11,464,982	1,369,771	225,913	762,208
MassMutual Small Cap Growth Equity Fund, Class I	1,592,613	508,023	(189,729)	243,828	(105,421)	2,049,314	156,675	555	—
MassMutual Small Cap Value Equity Fund, Class I	2,098,930	1,028,654	(400,759)	28,017	(16,957)	2,737,885	315,062	—	311,246
MassMutual Strategic Bond Fund, Class I	10,473,078	3,153,290	(1,357,658)	855,497	(347,429)	12,776,778	1,440,449	186,102	—
MassMutual Strategic Emerging Markets Fund, Class I	3,665,464	223,468	(1,431,535)	1,467,968	(681,688)	3,243,677	324,044	15,970	—
MassMutual Total Return Bond Fund, Class I	10,457,290	3,289,998	(1,329,585)	594,920	(269,218)	12,743,405	1,474,931	297,437	—
MM Equity Asset Fund, Class I	24,523,070	6,528,639	(3,911,095)	1,081,440	(981,126)	27,240,928	3,902,712	364,108	3,386,869
	$104,233,460	$30,361,996	$(19,094,561)	$10,804,902	$(5,374,869)	$120,930,928		$1,844,515	$8,235,014
MM RetireSMART by JPMorgan 2040 Fund
MassMutual Blue Chip Growth Fund, Class I	$13,494,495	$4,346,639	$(2,807,187)	$2,266,398	$(1,608,171)	$15,692,174	813,066	$70,692	$2,238,911
MassMutual Core Bond Fund, Class I	5,345,450	1,884,821	(389,410)	120,590	(91,330)	6,870,121	752,478	220,220	—

164

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/22	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/23	Number of Shares Held as of 3/31/23	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2040 Fund (Continued)
MassMutual Diversified Value Fund, Class I	$5,421,859	$1,383,086	$(647,149)	$(41,049)	$113,504	$6,230,251	568,454	$120,639	$573,360
MassMutual Equity Opportunities Fund, Class I	8,994,559	2,152,163	(591,557)	(149,376)	(32,709)	10,373,080	635,995	131,609	1,313,070
MassMutual Fundamental Value Fund, Class I	6,365,970	2,151,576	(1,014,372)	(308,380)	79,598	7,274,392	888,204	88,890	922,823
MassMutual Growth Opportunities Fund, Class I	4,498,440	1,009,479	(600,357)	1,019,713	(678,247)	5,249,028	1,084,510	30,459	527,491
MassMutual High Yield Fund, Class I	4,639,696	2,751,327	(246,693)	255,871	(44,054)	7,356,147	966,642	181,243	—
MassMutual International Equity Fund, Class I	11,610,500	2,173,279	(1,473,445)	2,022,110	(280,257)	14,052,186	1,707,434	152,801	567,356
MassMutual Mid Cap Growth Fund , Class I	4,006,555	1,459,976	(160,984)	71,947	(35,019)	5,342,475	284,932	—	570,036
MassMutual Mid-Cap Value Fund, Class I	3,996,370	1,525,335	(274,273)	84,776	(955)	5,331,253	490,456	88,537	279,837
MassMutual Overseas Fund, Class I	18,540,308	5,661,352	(5,466,737)	4,986,396	(1,213,250)	22,508,069	2,689,136	427,520	1,442,410
MassMutual Small Cap Growth Equity Fund, Class I	2,898,074	933,560	(155,091)	320,981	(73,278)	3,924,246	300,019	1,021	—
MassMutual Small Cap Value Equity Fund, Class I	3,827,579	1,887,009	(475,990)	(21,651)	26,246	5,243,193	603,359	—	573,800
MassMutual Strategic Bond Fund, Class I	10,057,701	3,248,038	(909,474)	701,648	(204,470)	12,893,443	1,453,601	180,191	—
MassMutual Strategic Emerging Markets Fund, Class I	6,625,655	395,398	(2,362,271)	2,317,422	(880,950)	6,095,254	608,917	29,159	—
MassMutual Total Return Bond Fund, Class I	10,037,981	3,402,621	(895,706)	479,854	(160,020)	12,864,730	1,488,973	287,768	—
MM Equity Asset Fund, Class I	45,031,049	11,774,332	(4,915,798)	819,890	(621,652)	52,087,821	7,462,438	672,455	6,255,054
	$165,392,241	$48,139,991	$(23,386,494)	$14,947,140	$(5,705,014)	$199,387,863		$2,683,204	$15,264,148
MM RetireSMART by JPMorgan 2045 Fund
MassMutual Blue Chip Growth Fund, Class I	$6,631,222	$2,231,402	$(1,604,760)	$1,256,181	$(912,374)	$7,601,671	393,869	$34,054	$1,078,548
MassMutual Core Bond Fund, Class I	1,207,475	536,742	(142,392)	24,419	(15,972)	1,610,272	176,371	48,737	—
MassMutual Diversified Value Fund, Class I	2,667,336	662,914	(359,840)	(23,327)	70,275	3,017,358	275,306	58,017	275,735
MassMutual Equity Opportunities Fund, Class I	4,428,636	3,775,168	(3,105,164)	157,026	(218,664)	5,037,002	308,829	63,019	628,742
MassMutual Fundamental Value Fund, Class I	3,130,881	1,080,173	(589,609)	(66,676)	(31,093)	3,523,676	430,241	42,793	444,261
MassMutual Growth Opportunities Fund, Class I	2,217,950	489,331	(335,215)	551,654	(381,370)	2,542,350	525,279	14,702	254,604
MassMutual High Yield Fund, Class I	1,057,534	597,597	(100,486)	66,657	(17,470)	1,603,832	210,753	40,258	—
MassMutual International Equity Fund, Class I	5,723,596	1,046,672	(878,872)	1,044,321	(176,225)	6,759,492	821,323	73,322	272,247
MassMutual Mid Cap Growth Fund, Class I	1,975,366	738,950	(152,172)	56,381	(31,134)	2,587,391	137,994	—	275,046
MassMutual Mid-Cap Value Fund, Class I	1,970,321	768,465	(204,792)	4,672	43,295	2,581,961	237,531	42,671	134,870
MassMutual Overseas Fund, Class I	9,106,041	2,953,956	(3,104,190)	2,608,275	(734,928)	10,829,154	1,293,806	205,256	692,512

165

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/22	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/23	Number of Shares Held as of 3/31/23	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2045 Fund (Continued)
MassMutual Small Cap Growth Equity Fund, Class I	$1,428,886	$467,116	$(118,936)	$176,362	$(52,714)	$1,900,714	145,315	$492	$—
MassMutual Small Cap Value Equity Fund, Class I	1,881,282	930,892	(290,493)	(12,678)	23,786	2,532,789	291,460	—	275,669
MassMutual Strategic Bond Fund, Class I	2,271,070	940,243	(306,069)	145,013	(27,226)	3,023,031	340,815	39,883	—
MassMutual Strategic Emerging Markets Fund, Class I	3,280,714	199,589	(1,129,029)	1,173,807	(461,980)	3,063,101	306,004	14,024	—
MassMutual Total Return Bond Fund, Class I	2,268,531	977,933	(306,646)	106,433	(28,751)	3,017,500	349,248	63,728	—
MM Equity Asset Fund, Class I	22,107,022	8,535,081	(5,523,162)	1,490,950	(1,391,555)	25,218,336	3,612,942	323,398	3,008,185
	$73,353,863	$26,932,224	$(18,251,827)	$8,759,470	$(4,344,100)	$86,449,630		$1,064,354	$7,340,419
MM RetireSMART by JPMorgan 2050 Fund
MassMutual Blue Chip Growth Fund, Class I	$10,463,758	$3,692,381	$(1,806,938)	$1,547,599	$(988,293)	$12,908,507	668,835	$55,300	$1,751,418
MassMutual Core Bond Fund, Class I	1,518,434	376,794	(92,547)	19,358	(11,004)	1,811,035	198,361	63,078	—
MassMutual Diversified Value Fund, Class I	4,198,553	1,206,525	(334,469)	(14,994)	61,400	5,117,015	466,881	94,207	447,734
MassMutual Equity Opportunities Fund, Class I	6,971,114	6,926,702	(5,226,587)	375,939	(508,232)	8,538,936	523,540	102,076	1,018,418
MassMutual Fundamental Value Fund, Class I	4,940,290	1,814,275	(573,500)	(246,132)	54,166	5,989,099	731,270	69,584	722,400
MassMutual Growth Opportunities Fund, Class I	3,491,057	880,966	(336,985)	667,644	(393,464)	4,309,218	890,334	23,841	412,880
MassMutual High Yield Fund, Class I	1,341,512	263,539	(51,269)	74,539	(10,040)	1,618,281	212,652	48,403	—
MassMutual International Equity Fund, Class I	9,014,221	2,206,073	(1,089,496)	1,586,951	(215,211)	11,502,538	1,397,635	119,848	444,998
MassMutual Mid Cap Growth Fund, Class I	3,118,475	1,340,420	(77,748)	46,236	(18,565)	4,408,818	235,137	—	448,363
MassMutual Mid-Cap Value Fund, Class I	3,110,575	1,401,265	(169,703)	67,878	(10,386)	4,399,629	404,750	69,643	220,118
MassMutual Overseas Fund, Class I	14,396,937	5,119,222	(4,067,677)	3,960,400	(985,422)	18,423,460	2,201,130	334,524	1,128,650
MassMutual Small Cap Growth Equity Fund, Class I	2,249,143	901,912	(98,628)	233,563	(44,621)	3,241,369	247,811	801	—
MassMutual Small Cap Value Equity Fund, Class I	2,961,344	1,677,745	(314,906)	(26,415)	18,074	4,315,842	496,645	—	448,638
MassMutual Strategic Bond Fund, Class I	2,857,625	626,445	(220,073)	157,924	(19,994)	3,401,927	383,532	51,632	—
MassMutual Strategic Emerging Markets Fund, Class I	5,191,926	524,939	(1,624,697)	1,705,648	(561,544)	5,236,272	523,104	23,014	—
MassMutual Total Return Bond Fund, Class I	2,854,432	669,423	(216,879)	108,311	(20,973)	3,394,314	392,860	82,522	—
MM Equity Asset Fund, Class I	34,856,582	15,405,046	(7,469,887)	1,523,818	(1,475,927)	42,839,632	6,137,483	525,089	4,884,275
	$113,535,978	$45,033,672	$(23,771,989)	$11,788,267	$(5,130,036)	$141,455,892		$1,663,562	$11,927,892
MM RetireSMART by JPMorgan 2055 Fund
MassMutual Blue Chip Growth Fund, Class I	$3,511,680	$1,313,194	$(775,710)	$655,054	$(484,142)	$4,220,076	218,657	$18,703	$592,359
MassMutual Core Bond Fund, Class I	509,578	133,817	(53,806)	9,118	(6,663)	592,046	64,844	21,307	—

166

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/22	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/23	Number of Shares Held as of 3/31/23	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2055 Fund (Continued)
MassMutual Diversified Value Fund, Class I	$1,408,068	$430,732	$(181,635)	$1,030	$14,531	$1,672,726	152,621	$31,647	$150,407
MassMutual Equity Opportunities Fund, Class I	2,337,900	2,307,612	(1,807,834)	134,961	(181,398)	2,791,241	171,137	34,303	342,239
MassMutual Fundamental Value Fund, Class I	1,657,994	638,474	(274,456)	(38,290)	(25,770)	1,957,952	239,066	23,539	244,375
MassMutual Growth Opportunities Fund, Class I	1,170,851	319,585	(169,568)	298,248	(210,423)	1,408,693	291,052	8,025	138,966
MassMutual High Yield Fund, Class I	450,188	95,569	(38,213)	29,604	(8,129)	529,019	69,516	16,131	—
MassMutual International Equity Fund, Class I	3,021,617	800,250	(516,776)	598,281	(143,248)	3,760,124	456,880	40,460	150,233
MassMutual Mid Cap Growth Fund, Class I	1,045,907	473,531	(85,482)	24,719	(17,490)	1,441,185	76,863	—	151,164
MassMutual Mid-Cap Value Fund, Class I	1,043,240	490,342	(114,563)	3,826	15,350	1,438,195	132,309	23,483	74,223
MassMutual Overseas Fund, Class I	4,829,382	1,809,270	(1,607,657)	1,453,493	(461,736)	6,022,752	719,564	113,027	381,338
MassMutual Small Cap Growth Equity Fund, Class I	754,402	313,750	(71,763)	104,902	(41,632)	1,059,659	81,014	270	—
MassMutual Small Cap Value Equity Fund, Class I	993,233	580,201	(159,453)	6,080	(9,242)	1,410,819	162,350	—	151,285
MassMutual Strategic Bond Fund, Class I	959,010	223,753	(116,013)	56,705	(11,325)	1,112,130	125,381	17,428	—
MassMutual Strategic Emerging Markets Fund, Class I	1,742,565	220,965	(632,723)	715,527	(334,590)	1,711,744	171,003	7,810	—
MassMutual Total Return Bond Fund, Class I	957,939	238,264	(115,078)	40,312	(11,805)	1,109,632	128,430	27,856	—
MM Equity Asset Fund, Class I	11,697,963	5,326,716	(3,009,273)	817,623	(827,882)	14,005,147	2,006,468	177,612	1,652,119
	$38,091,517	$15,716,025	$(9,730,003)	$4,911,193	$(2,745,594)	$46,243,138		$561,601	$4,028,708
MM RetireSMART by JPMorgan 2060 Fund
MassMutual Blue Chip Growth Fund, Class I	$1,155,979	$499,461	$(303,098)	$297,338	$(249,384)	$1,400,296	72,554	$6,301	$199,530
MassMutual Core Bond Fund, Class I	167,798	52,045	(24,306)	3,836	(3,049)	196,324	21,503	7,164	—
MassMutual Diversified Value Fund, Class I	463,844	171,030	(83,558)	17,518	(14,632)	554,202	50,566	10,692	50,814
MassMutual Equity Opportunities Fund, Class I	770,138	816,803	(642,612)	77,974	(97,497)	924,806	56,702	11,591	115,646
MassMutual Fundamental Value Fund, Class I	545,772	238,618	(110,250)	(1,921)	(22,548)	649,671	79,325	7,935	82,379
MassMutual High Yield Fund, Class I	148,240	37,580	(17,758)	11,034	(3,941)	175,155	23,016	5,278	—
MassMutual Mid Cap Growth Fund , Class I	344,527	178,716	(46,293)	22,527	(21,974)	477,503	25,467	—	50,904
MassMutual Overseas Fund, Class I	1,589,770	670,249	(579,079)	521,080	(204,478)	1,997,542	238,655	38,335	129,339
MassMutual Small Cap Growth Equity Fund, Class I	248,512	117,592	(35,154)	43,577	(23,425)	351,102	26,843	91	—
MassMutual Small Cap Value Equity Fund, Class I	327,174	213,489	(69,738)	27,829	(31,335)	467,419	53,788	—	50,968
MassMutual Strategic Bond Fund, Class I	315,792	88,761	(50,991)	20,085	(4,858)	368,789	41,577	5,865	—

167

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/22	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/23	Number of Shares Held as of 3/31/23	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2060 Fund (Continued)
MassMutual Strategic Emerging Markets Fund, Class I	$572,787	$112,666	$(242,153)	$259,517	$(135,087)	$567,730	56,716	$2,626	$—
MassMutual Growth Opportunities Fund, Class I	385,683	131,764	(77,247)	115,378	(88,821)	466,757	96,438	2,703	46,816
MassMutual International Equity Fund, Class I	995,368	317,554	(215,593)	214,186	(66,247)	1,245,268	151,308	13,661	50,725
MassMutual Mid-Cap Value Fund, Class I	343,647	181,685	(53,761)	5,922	(992)	476,501	43,836	7,886	24,928
MassMutual Total Return Bond Fund, Class I	315,439	93,256	(50,295)	14,677	(5,120)	367,957	42,588	9,376	—
MM Equity Asset Fund, Class I	3,850,731	1,986,980	(1,165,298)	391,697	(417,009)	4,647,101	665,774	59,844	556,657
	$12,541,201	$5,908,249	$(3,767,184)	$2,042,254	$(1,390,397)	$15,334,123		$189,348	$1,358,706
MM RetireSMART by JPMorgan 2065 Fund
MassMutual Blue Chip Growth Fund, Class I	$—	$75,648	$(11,999)	$2,849	$253	$66,751	3,459	$—	$—
MassMutual Core Bond Fund, Class I	—	9,949	(416)	(162)	(8)	9,363	1,026	—	—
MassMutual Diversified Value Fund, Class I	—	31,419	(3,464)	(1,465)	(28)	26,462	2,414	—	—
MassMutual Equity Opportunities Fund, Class I	—	114,071	(69,005)	(473)	(435)	44,158	2,707	—	—
MassMutual Fundamental Value Fund, Class I	—	36,724	(3,938)	(1,766)	(52)	30,968	3,781	—	—
MassMutual Growth Opportunities Fund, Class I	—	25,216	(3,187)	206	55	22,290	4,605	—	—
MassMutual High Yield Fund, Class I	—	8,899	(408)	(117)	(6)	8,368	1,100	88	—
MassMutual International Equity Fund, Class I	—	75,701	(16,029)	(177)	(154)	59,341	7,210	—	—
MassMutual Mid Cap Growth Fund, Class I	—	23,701	(311)	(576)	(13)	22,801	1,216	—	—
MassMutual Mid Cap Value Fund, Class I	—	24,545	(310)	(1,456)	(26)	22,753	2,093	—	—
MassMutual Overseas Fund, Class I	—	121,138	(25,930)	81	(249)	95,040	11,355	—	—
MassMutual Small Cap Growth Equity Fund, Class I	—	17,799	(228)	(792)	(14)	16,765	1,282	—	—
MassMutual Small Cap Value Equity Fund, Class I	—	24,301	(350)	(1,600)	(31)	22,320	2,568	—	—
MassMutual Strategic Bond Fund, Class I	—	18,655	(859)	(194)	(14)	17,588	1,983	—	—
MassMutual Strategic Emerging Markets Fund, Class I	—	44,747	(17,069)	(272)	(394)	27,012	2,699	—	—
MassMutual Total Return Bond Fund, Class I	—	18,656	(913)	(179)	(15)	17,549	2,031	—	—
MM Equity Asset Fund, Class I	—	262,577	(41,491)	505	(75)	221,516	31,736	—	—
	$—	$933,746	$(195,907)	$(5,588)	$(1,206)	$731,045		$88	$—
MM Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$33,880,728	$3,921,782	$(1,710,699)	$(153,466)	$(381,877)	$35,556,468	4,188,041	$2,108,112	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	6,308,894	748,488	(352,733)	553,850	(152,594)	7,105,905	980,125	415,575	—

168

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/22	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/23	Number of Shares Held as of 3/31/23	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement Balanced Fund (Continued)
MassMutual Select T. Rowe Price International Equity Fund, Class I	$16,815,662	$1,557,968	$(1,728,199)	$3,510,337	$(2,395)	$20,153,373	1,985,554	$547,832	$5,578
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	24,353,536	4,832,280	(1,638,483)	653,758	(139,635)	28,061,456	2,461,531	208,890	2,529,516
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	32,495,550	4,780,243	(1,621,760)	(1,976,662)	(129,977)	33,547,394	3,650,424	3,074,601	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	2,714,833	406,170	(155,968)	216,189	7,691	3,188,915	284,979	87,439	146,125
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	8,515,421	1,207,868	(632,559)	377,035	3,320	9,471,085	825,007	74,439	610,056
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	4,811,303	1,035,351	(270,732)	281,596	(169,658)	5,687,860	1,017,506	127,366	—
MM S&P 500 Index Fund, Class I	6,527,362	1,903,214	(922,035)	(526,200)	(91,212)	6,891,129	493,281	104,634	1,493,958
	$136,423,289	$20,393,364	$(9,033,168)	$2,936,437	$(1,056,337)	$149,663,585		$6,748,888	$4,785,233
MM Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$5,201,816	$815,938	$(1,667,729)	$292,148	$(377,179)	$4,264,994	502,355	$322,895	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	946,977	145,779	(338,932)	148,072	(88,585)	813,311	112,181	61,963	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	2,783,353	352,508	(1,131,219)	402,648	157,273	2,564,563	252,666	90,842	925
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	4,080,715	927,773	(1,446,539)	688,904	(633,678)	3,617,175	317,296	34,448	417,137
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	4,233,959	789,979	(1,346,436)	(91,544)	(184,774)	3,401,184	370,096	397,612	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	457,498	90,293	(164,280)	13,719	20,170	417,400	37,301	14,827	24,779
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	1,452,168	229,551	(526,455)	25,492	30,740	1,211,496	105,531	12,263	100,500
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	772,825	193,325	(278,800)	130,387	(112,870)	704,867	126,094	20,405	—
MM S&P 500 Index Fund, Class I	1,087,971	386,367	(473,958)	104,097	(211,613)	892,864	63,913	17,172	245,175
	$21,017,282	$3,931,513	$(7,374,348)	$1,713,923	$(1,400,516)	$17,887,854		$972,427	$788,516
MM Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$21,316,665	$1,819,605	$(2,007,498)	$70,464	$(403,754)	$20,795,482	2,449,409	$1,290,676	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	3,826,371	304,344	(401,636)	372,539	(130,127)	3,971,491	547,792	243,573	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	12,786,049	684,849	(1,967,970)	2,574,167	46,826	14,123,921	1,391,519	410,024	4,175

169

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/22	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/23	Number of Shares Held as of 3/31/23	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2010 Fund (Continued)
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	$18,828,760	$2,905,349	$(2,269,321)	$656,160	$(256,342)	$19,864,606	1,742,509	$154,566	$1,871,701
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	15,744,144	1,992,006	(1,485,047)	(861,041)	(129,450)	15,260,612	1,660,567	1,442,345	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	2,097,283	260,922	(222,808)	159,545	16,619	2,311,561	206,574	66,343	110,870
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	6,621,101	604,369	(740,867)	237,480	62,263	6,784,346	590,971	55,178	452,209
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	3,312,288	521,016	(345,097)	251,266	(179,503)	3,559,970	636,846	83,925	—
MM S&P 500 Index Fund, Class I	4,983,657	1,428,382	(1,111,146)	(308,684)	(133,304)	4,858,905	347,810	76,489	1,092,111
	$89,516,318	$10,520,842	$(10,551,390)	$3,151,896	$(1,106,772)	$91,530,894		$3,823,119	$3,531,066
MM Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$22,770,341	$2,288,972	$(3,249,487)	$435,989	$(818,010)	$21,427,805	2,523,888	$1,380,169	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	4,027,616	340,315	(642,539)	447,616	(199,451)	3,973,557	548,077	254,410	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	15,192,313	895,667	(3,144,625)	3,015,694	67,662	16,026,711	1,578,986	483,867	4,927
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	22,235,508	3,495,241	(3,787,901)	815,255	(379,109)	22,378,994	1,963,070	181,743	2,200,794
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	15,107,415	1,963,335	(2,140,759)	(754,403)	(196,097)	13,979,491	1,521,163	1,377,127	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	2,478,619	337,446	(395,906)	159,908	47,676	2,627,743	234,830	78,430	131,072
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	7,955,434	751,135	(1,437,261)	344,398	23,091	7,636,797	665,226	65,149	533,915
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	3,672,806	594,279	(573,710)	367,556	(297,116)	3,763,815	673,312	92,072	—
MM S&P 500 Index Fund, Class I	5,709,460	1,701,934	(1,393,426)	(248,296)	(270,016)	5,499,656	393,676	87,870	1,254,605
	$99,149,512	$12,368,324	$(16,765,614)	$4,583,717	$(2,021,370)	$97,314,569		$4,000,837	$4,125,313
MM Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$99,661,860	$7,204,425	$(8,491,743)	$347,718	$(1,968,820)	$96,753,440	11,396,165	$6,080,570	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	17,053,450	1,317,255	(1,647,760)	1,646,753	(577,468)	17,792,230	2,454,101	1,099,115	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	74,325,793	3,694,777	(12,167,458)	14,518,171	715,849	81,087,132	7,988,880	2,382,276	24,256

170

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/22	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/23	Number of Shares Held as of 3/31/23	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2020 Fund (Continued)
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	$106,019,636	$16,624,370	$(9,580,760)	$2,573,678	$(664,411)	$114,972,513	10,085,308	$893,057	$10,814,354
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	57,329,199	7,322,403	(4,937,847)	(3,160,198)	(493,193)	56,060,364	6,100,148	5,318,290	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	12,013,357	1,156,276	(1,158,565)	863,284	118,251	12,992,603	1,161,090	375,531	627,581
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	38,231,353	3,654,403	(4,804,089)	1,590,950	177,205	38,849,822	3,384,131	322,354	2,641,796
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	16,548,103	2,350,885	(1,559,714)	1,173,739	(833,299)	17,679,714	3,162,740	419,612	—
MM S&P 500 Index Fund, Class I	28,069,532	8,572,024	(7,719,257)	(585,298)	(1,828,957)	26,508,044	1,897,498	429,074	6,126,298
	$449,252,283	$51,896,818	$(52,067,193)	$18,968,797	$(5,354,843)	$462,695,862		$17,319,879	$20,234,285
MM Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$91,350,803	$8,896,017	$(8,516,429)	$499,344	$(2,018,088)	$90,211,647	10,625,636	$5,585,224	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	14,352,134	1,294,995	(1,516,927)	1,370,656	(477,641)	15,023,217	2,072,168	927,012	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	86,069,408	5,676,165	(15,044,276)	17,078,700	711,612	94,491,609	9,309,518	2,785,775	28,364
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	125,951,849	20,977,009	(12,186,159)	2,013,752	270,700	137,027,151	12,019,926	1,064,938	12,895,727
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	38,618,648	8,191,101	(3,730,484)	(1,963,214)	(485,302)	40,630,749	4,421,191	3,632,760	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	14,246,400	1,657,268	(1,475,537)	1,035,855	146,717	15,610,703	1,395,058	449,679	751,497
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	45,468,612	5,127,585	(6,985,221)	2,004,609	174,172	45,789,757	3,988,655	381,240	3,124,386
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	18,075,564	2,599,694	(1,831,647)	1,356,816	(1,010,403)	19,190,024	3,432,920	455,965	—
MM S&P 500 Index Fund, Class I	33,239,405	10,587,421	(10,646,137)	(601,436)	(2,213,501)	30,365,752	2,173,640	500,871	7,151,414
	$467,372,823	$65,007,255	$(61,932,817)	$22,795,082	$(4,901,734)	$488,340,609		$15,783,464	$23,951,388
MM Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$166,937,807	$14,213,666	$(8,117,293)	$(1,247,116)	$(1,393,082)	$170,393,982	20,069,962	$10,358,837	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	21,239,488	1,858,857	(1,213,148)	1,760,544	(407,815)	23,237,926	3,205,231	1,394,373	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	228,925,991	12,939,961	(26,346,250)	47,446,032	219,363	263,185,097	25,929,566	7,529,049	76,658

171

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/22	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/23	Number of Shares Held as of 3/31/23	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2030 Fund (Continued)
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	$336,034,396	$54,530,296	$(17,511,673)	$5,480,144	$682,424	$379,215,587	33,264,525	$2,875,140	$34,816,114
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	24,665,077	11,295,048	(1,457,180)	(1,272,194)	(207,248)	33,023,503	3,593,417	2,394,420	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	38,091,163	4,029,653	(2,070,885)	2,996,470	113,350	43,159,751	3,856,993	1,212,283	2,025,947
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	119,146,811	13,829,352	(10,395,184)	4,560,144	860,579	128,001,702	11,149,974	1,039,385	8,518,101
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	41,394,630	5,567,975	(2,216,304)	3,940,229	(3,020,223)	45,666,307	8,169,286	1,044,556	—
MM S&P 500 Index Fund, Class I	87,996,174	26,827,939	(24,526,653)	(4,440,044)	(2,907,020)	82,950,396	5,937,752	1,334,842	19,058,854
	$1,064,431,537	$145,092,747	$(93,854,570)	$59,224,209	$(6,059,672)	$1,168,834,251		$29,182,885	$64,495,674
MM Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$56,717,237	$7,233,563	$(2,780,191)	$(496,957)	$(432,870)	$60,240,782	7,095,499	$3,558,838	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	5,795,993	708,403	(334,726)	482,202	(117,177)	6,534,695	901,337	385,118	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	141,006,016	12,258,413	(17,555,769)	28,995,903	540,038	165,244,601	16,280,256	4,668,485	47,533
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	204,201,090	40,566,647	(10,349,995)	3,353,886	493,838	238,265,466	20,900,479	1,763,207	21,351,314
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund Class I	326,326	5,055	(275,001)	8,732	(10,545)	54,567	5,938	5,055	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	23,111,135	3,184,651	(1,252,701)	1,789,153	85,678	26,917,916	2,405,533	743,465	1,242,467
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	72,626,897	9,886,225	(6,196,536)	2,420,198	813,679	79,550,463	6,929,483	635,713	5,209,884
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	16,651,820	3,623,734	(918,252)	1,679,108	(1,305,632)	19,730,778	3,529,656	436,181	—
MM S&P 500 Index Fund, Class I	50,912,772	19,013,024	(9,486,310)	(3,152,045)	(2,075,138)	55,212,303	3,952,205	856,652	12,231,258
	$571,349,286	$96,479,715	$(49,149,481)	$35,080,180	$(2,008,129)	$651,751,571		$13,052,714	$40,082,456
MM Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$44,496,064	$4,266,454	$(1,658,581)	$(414,785)	$(288,486)	$46,400,666	5,465,332	$2,792,660	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	2,356,952	278,042	(137,439)	204,750	(53,888)	2,648,417	365,299	156,735	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	260,966,760	20,576,469	(25,289,197)	55,753,531	(790,252)	311,217,311	30,661,804	8,759,039	89,182

172

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/22	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/23	Number of Shares Held as of 3/31/23	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2040 Fund (Continued)
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	$381,959,678	$68,137,529	$(14,961,914)	$6,097,885	$976,372	$442,209,550	38,790,311	$3,296,138	$39,914,137
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	535,724	22,659	(300,000)	151	(13,925)	244,609	26,617	22,660	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	43,255,420	5,338,033	(1,809,578)	3,397,571	114,499	50,295,945	4,494,723	1,392,727	2,327,503
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	136,305,591	15,629,606	(7,898,956)	5,489,954	351,292	149,877,487	13,055,530	1,194,214	9,786,972
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	15,397,932	2,387,917	(678,704)	1,287,348	(918,916)	17,475,577	3,126,221	407,776	—
MM S&P 500 Index Fund, Class I	96,157,761	31,121,571	(11,240,192)	(8,524,838)	(1,661,887)	105,852,415	7,577,123	1,641,412	23,436,038
	$981,431,882	$147,758,280	$(63,974,561)	$63,291,567	$(2,285,191)	$1,126,221,977		$19,663,361	$75,553,832
MM Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$8,041,326	$1,026,365	$(367,430)	$(51,044)	$(84,079)	$8,565,138	1,008,850	$512,003	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	127,230,715	14,870,336	(12,540,211)	26,916,537	50,559	156,527,936	15,421,472	4,352,254	44,314
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	184,511,397	42,793,270	(10,078,294)	2,977,129	445,305	220,648,807	19,355,158	1,624,076	19,666,526
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	240,606	6,359	(175,000)	5,518	(8,834)	68,649	7,470	6,359	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	21,052,785	3,500,675	(1,189,669)	1,616,720	71,946	25,052,457	2,238,825	688,397	1,150,439
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	67,462,988	10,228,030	(5,765,308)	2,751,805	94,300	74,771,815	6,513,224	593,579	4,864,579
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	3,106,295	761,609	(188,905)	334,263	(261,791)	3,751,471	671,104	86,927	—
MM S&P 500 Index Fun, Class I	47,459,123	18,328,339	(4,856,982)	(4,840,464)	(662,953)	55,427,063	3,967,578	847,432	12,099,604
	$459,105,235	$91,514,983	$(35,161,799)	$29,710,464	$(355,547)	$544,813,336		$8,711,027	$37,825,462
MM Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$5,157,848	$568,741	$(181,600)	$(38,309)	$(44,879)	$5,461,801	643,322	$327,733	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	191,194,494	18,397,141	(16,447,415)	40,701,444	(140,763)	233,704,901	23,025,113	6,524,122	66,427
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	276,260,366	60,233,134	(12,263,792)	4,775,718	326,636	329,332,062	28,888,777	2,438,078	29,523,573
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	377,475	9,934	(275,000)	8,860	(14,030)	107,239	11,669	9,934	—

173

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/22	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/23	Number of Shares Held as of 3/31/23	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2050 Fund (Continued)
MassMutual Select T. Rowe Price Real Assets Fund, Class I	$31,486,565	$4,655,439	$(1,422,683)	$2,481,781	$76,544	$37,277,646	3,331,336	$1,028,844	$1,719,385
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	100,447,523	13,652,694	(6,987,368)	3,985,927	246,560	111,345,336	9,699,071	888,863	7,284,532
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	1,876,296	333,465	(92,964)	92,519	(46,857)	2,162,459	386,844	50,313	—
MM S&P 500 Index Fund, Class I	71,757,681	25,823,077	(6,041,745)	(7,129,864)	(1,001,271)	83,407,878	5,970,500	1,268,419	18,110,463
	$678,558,248	$123,673,625	$(43,712,567)	44,878,076	$(598,060)	$802,799,322		$12,536,306	$56,704,380
MM Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$2,128,967	$300,105	$(281,500)	$27,632	$(63,523)	$2,111,681	248,726	$135,510	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	80,373,659	10,827,507	(6,340,345)	17,037,166	123,710	102,021,697	10,051,399	2,746,926	27,968
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	116,859,191	29,734,458	(5,514,252)	1,672,499	582,835	143,334,731	12,573,222	1,033,868	12,519,492
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	146,626	2,135	(125,000)	5,049	(5,761)	23,049	2,508	2,135	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	13,327,629	2,511,576	(667,057)	1,039,036	48,280	16,259,464	1,453,035	436,307	729,150
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	42,633,047	7,317,523	(3,065,509)	1,747,902	108,314	48,741,277	4,245,756	375,258	3,075,363
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	797,710	175,161	(41,442)	40,836	(22,313)	949,952	169,938	21,470	—
MM S&P 500 Index Fund, Class I	30,325,790	11,553,611	(2,578,897)	(2,938,849)	(619,806)	35,741,849	2,558,472	546,239	7,799,182
	$286,592,619	$62,422,076	$(18,614,002)	$18,631,271	$151,736	$349,183,700		$5,297,713	$24,151,155
MM Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$917,837	$261,815	$(51,007)	$(3,618)	$(11,604)	$1,113,423	131,145	$61,759	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	35,431,987	11,023,714	(3,518,843)	7,944,963	(94,893)	50,786,928	5,003,638	1,292,933	13,164
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	51,832,191	22,122,033	(3,450,807)	1,087,075	(132,510)	71,457,982	6,268,244	485,862	5,883,490
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	60,468	1,027	(50,160)	1,794	(2,038)	11,091	1,207	1,027	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	5,907,018	2,186,036	(417,282)	406,062	57,847	8,139,680	727,407	205,942	344,168
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	18,827,080	6,322,817	(1,648,816)	787,154	(47,416)	24,240,818	2,111,569	176,539	1,446,798
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	357,552	131,738	(25,936)	18,088	(8,028)	473,413	84,689	10,015	—
MM S&P 500 Index Fund, Class I	13,419,519	7,566,599	(1,462,745)	(1,198,386)	(511,382)	17,813,607	1,275,133	255,869	3,653,271
	$126,753,652	$49,615,779	$(10,625,597)	$9,043,132	$(750,024)	$174,036,942		$2,489,946	$11,340,891

174

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/22	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/23	Number of Shares Held as of 3/31/23	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2065 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$—	$5,900	$(51)	$(14)	$—	$5,835	687	$—	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	—	285,800	(2,391)	(5,373)	(97)	277,939	27,383	—	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	—	400,900	(10,410)	—	(157)	390,333	34,240	—	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	—	48,400	(413)	(3,012)	(34)	44,941	4,016	—	—
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	—	141,901	(1,185)	(8,127)	(90)	132,499	11,542	—	—
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	—	3,001	(27)	(68)	—	2,906	520	—	—
MM S&P 500 Index Fund, Class I	—	100,001	(1,853)	70	(20)	98,198	7,029	—	—
	$—	$985,903	$(16,330)	$(16,524)	$(398)	$952,651		$—	$—

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and may continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects. Such factors, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

10.	Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Underlying Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of an Underlying Fund’s investments, even beyond any direct exposure the Underlying Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair an Underlying Fund’s ability to buy, sell, receive, or deliver Russian

175

Notes to Financial Statements (Unaudited) (Continued)

securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause an Underlying Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

176

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is, or will be, available, without charge, upon request, on the MassMutual website at https://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at https://www.massmutual.com/funds.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 21, 2023, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2022 through December 31, 2022. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in September 2022 (the “September Meeting”), the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), approved the advisory agreements for the MM RetireSMART by JPMorgan 2065 Fund and MM Select T. Rowe Price Retirement 2065 Fund (the “Funds”) with MML Advisers (“Advisory Agreements”) and the subadvisory agreements for the Funds with J.P. Morgan and T. Rowe Price, respectively (“Subadvisory Agreements”) (together, the “Agreements”), subject to approval by the sole shareholder of the Funds of the Agreements prior to the public offering of shares of the Funds. In preparation for the September Meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the Agreements (the “September Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

177

Other Information (Unaudited) (Continued)

In approving the Advisory Agreements, the Independent Trustees considered the September Materials and information discussed with representatives of MML Advisers at the September Meeting relating to MML Advisers and the nature, scope, and quality of services MML Advisers would provide to the Funds. In reviewing the Advisory Agreements for the Funds, the Independent Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the Funds, including information presented at the September Meeting or provided at previous meetings generally, which included among other things: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the ability of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Independent Trustees also reviewed and considered information included in the September Materials concerning the potential profitability of MML Advisers’ advisory relationship with the Funds.

In reviewing the Subadvisory Agreements for the Funds, the Independent Trustees discussed with MML Advisers and considered a wide range of information about, among other things: (i) J.P. Morgan and T. Rowe Price and their respective personnel with responsibilities for providing services to the respective Funds; (ii) the terms of each Subadvisory Agreement; (iii) the scope and quality of services that J.P. Morgan and T. Rowe Price will provide under the respective Subadvisory Agreements; and (iv) the fees payable to T. Rowe Price by MML Advisers and the effect of such fees on the profitability to MML Advisers.

The Independent Trustees considered that, in the case of the MM RetireSMART 2065 Fund, the Fund would pay no investment advisory or subadvisory fees, but that each of MML Advisers and J.P. Morgan would be compensated for their services through any fees they receive from underlying funds in which the MM RetireSMART 2065 Fund invests, which, in the case of underlying MassMutual funds, are overseen by the Trustees and, in the case of the J.P. Morgan funds, are overseen by the board of those funds. The Independent Trustees considered that, in the case of the MM Select T. Rowe Price 2065 Fund, the acquired fund fees and expenses would be zero or close to zero, and that all of the compensation to MML Advisers and T. Rowe Price would be paid at the fund of funds level.

Prior to the votes being taken to approve the Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the Agreements, including the anticipated level of MML Advisers’ oversight of the Funds and the subadvisory process; (ii) MML Advisers’ projected level of profitability from its relationships to the Funds was not excessive and the advisory and subadvisory fee amounts under the Advisory Agreement and Subadvisory Agreement, respectively (in the case of the MM Select T. Rowe Price 2065 Fund), and the Funds’ total expenses are fair and reasonable; (iii) the investment process and expertise of each of J.P. Morgan and T. Rowe Price appear well suited to the respective Fund given such Fund’s investment objectives and policies; and (iv) the terms of the Agreements are fair and reasonable with respect to each Fund, and are in the best interests of each Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Agreements.

Each of the Agreements became effective on February 1, 2023.

178

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2023

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2023:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2023.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
20/80 Allocation Fund
Class I	$1,000	0.04%	$1,075.90	$0.21	$1,024.70	$0.20
Class R5	1,000	0.14%	1,075.50	0.72	1,024.20	0.71
Service Class	1,000	0.24%	1,075.00	1.24	1,023.70	1.21
Administrative Class	1,000	0.34%	1,073.50	1.76	1,023.20	1.72
Class R4	1,000	0.49%	1,073.90	2.53	1,022.50	2.47
Class A	1,000	0.59%	1,072.80	3.05	1,022.00	2.97
Class R3	1,000	0.74%	1,071.80	3.82	1,021.20	3.73
Class Y**	1,000	0.14%	987.30	0.22	1,024.20	0.71

179

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
40/60 Allocation Fund
Class I	$1,000	0.06%	$1,099.70	$0.31	$1,024.60	$0.30
Class R5	1,000	0.16%	1,098.20	0.84	1,024.10	0.81
Service Class	1,000	0.26%	1,097.80	1.36	1,023.60	1.31
Administrative Class	1,000	0.36%	1,097.70	1.88	1,023.10	1.82
Class R4	1,000	0.51%	1,096.50	2.67	1,022.40	2.57
Class A	1,000	0.61%	1,095.90	3.19	1,021.90	3.07
Class R3	1,000	0.76%	1,095.50	3.97	1,021.10	3.83
Class Y**	1,000	0.16%	987.00	0.25	1,024.10	0.81
60/40 Allocation Fund
Class I	1,000	0.06%	1,122.70	0.32	1,024.60	0.30
Class R5	1,000	0.16%	1,122.30	0.85	1,024.10	0.81
Service Class	1,000	0.26%	1,122.30	1.38	1,023.60	1.31
Administrative Class	1,000	0.36%	1,120.90	1.90	1,023.10	1.82
Class R4	1,000	0.51%	1,120.50	2.70	1,022.40	2.57
Class A	1,000	0.61%	1,119.60	3.22	1,021.90	3.07
Class R3	1,000	0.76%	1,118.70	4.01	1,021.10	3.83
Class Y**	1,000	0.16%	985.30	0.25	1,024.10	0.81
80/20 Allocation Fund
Class I	1,000	0.09%	1,147.40	0.48	1,024.50	0.45
Class R5	1,000	0.19%	1,146.80	1.02	1,024.00	0.96
Service Class	1,000	0.29%	1,146.00	1.55	1,023.50	1.46
Administrative Class	1,000	0.39%	1,145.60	2.09	1,023.00	1.97
Class R4	1,000	0.54%	1,144.10	2.89	1,022.20	2.72
Class A	1,000	0.64%	1,143.50	3.42	1,021.70	3.23
Class R3	1,000	0.79%	1,143.90	4.22	1,021.00	3.98
Class Y**	1,000	0.19%	984.50	0.30	1,024.00	0.96
MM RetireSMART by JPMorgan In Retirement Fund
Class I	1,000	0.06%	1,091.60	0.31	1,024.60	0.30
Class R5	1,000	0.16%	1,091.20	0.83	1,024.10	0.81
Service Class	1,000	0.26%	1,090.70	1.36	1,023.60	1.31
Administrative Class	1,000	0.36%	1,090.90	1.88	1,023.10	1.82
Class R4	1,000	0.51%	1,089.60	2.66	1,022.40	2.57
Class A	1,000	0.61%	1,089.00	3.18	1,021.90	3.07
Class R3	1,000	0.76%	1,088.30	3.96	1,021.10	3.83
MM RetireSMART by JPMorgan 2020 Fund
Class I	1,000	0.04%	1,092.20	0.21	1,024.70	0.20
Class R5	1,000	0.14%	1,092.20	0.73	1,024.20	0.71
Service Class	1,000	0.24%	1,091.60	1.25	1,023.70	1.21
Administrative Class	1,000	0.34%	1,091.20	1.77	1,023.20	1.72
Class R4	1,000	0.49%	1,090.30	2.55	1,022.50	2.47
Class A	1,000	0.59%	1,089.70	3.07	1,022.00	2.97
Class R3	1,000	0.74%	1,088.10	3.85	1,021.20	3.73
MM RetireSMART by JPMorgan 2025 Fund
Class I	1,000	0.01%	1,111.10	0.05	1,024.90	0.05
Class R5	1,000	0.11%	1,110.60	0.58	1,024.40	0.56
Service Class	1,000	0.21%	1,110.00	1.10	1,023.90	1.06
Administrative Class	1,000	0.31%	1,108.70	1.63	1,023.40	1.56
Class R4	1,000	0.46%	1,108.90	2.42	1,022.60	2.32
Class A	1,000	0.56%	1,107.50	2.94	1,022.10	2.82
Class R3	1,000	0.71%	1,107.20	3.73	1,021.40	3.58

180

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART by JPMorgan 2030 Fund
Class I	$1,000	0.04%	$1,128.60	$0.21	$1,024.70	$0.20
Class R5	1,000	0.14%	1,128.20	0.74	1,024.20	0.71
Service Class	1,000	0.24%	1,127.20	1.27	1,023.70	1.21
Administrative Class	1,000	0.34%	1,127.10	1.80	1,023.20	1.72
Class R4	1,000	0.49%	1,125.70	2.60	1,022.50	2.47
Class A	1,000	0.59%	1,125.70	3.13	1,022.00	2.97
Class R3	1,000	0.74%	1,124.70	3.92	1,021.20	3.73
MM RetireSMART by JPMorgan 2035 Fund
Class I	1,000	0.05%	1,146.20	0.27	1,024.70	0.25
Class R5	1,000	0.15%	1,146.20	0.80	1,024.20	0.76
Service Class	1,000	0.25%	1,144.40	1.34	1,023.70	1.26
Administrative Class	1,000	0.35%	1,144.90	1.87	1,023.20	1.77
Class R4	1,000	0.50%	1,143.70	2.67	1,022.40	2.52
Class A	1,000	0.60%	1,142.80	3.21	1,021.90	3.02
Class R3	1,000	0.75%	1,141.90	4.01	1,021.20	3.78
MM RetireSMART by JPMorgan 2040 Fund
Class I	1,000	0.04%	1,160.20	0.22	1,024.70	0.20
Class R5	1,000	0.14%	1,159.00	0.75	1,024.20	0.71
Service Class	1,000	0.24%	1,159.30	1.29	1,023.70	1.21
Administrative Class	1,000	0.34%	1,158.70	1.83	1,023.20	1.72
Class R4	1,000	0.49%	1,158.30	2.64	1,022.50	2.47
Class A	1,000	0.59%	1,157.10	3.17	1,022.00	2.97
Class R3	1,000	0.74%	1,156.20	3.98	1,021.20	3.73
MM RetireSMART by JPMorgan 2045 Fund
Class I	1,000	0.02%	1,167.90	0.11	1,024.80	0.10
Class R5	1,000	0.12%	1,166.90	0.65	1,024.30	0.61
Service Class	1,000	0.22%	1,167.40	1.19	1,023.80	1.11
Administrative Class	1,000	0.32%	1,167.20	1.73	1,023.30	1.61
Class R4	1,000	0.47%	1,166.20	2.54	1,022.60	2.37
Class A	1,000	0.57%	1,165.40	3.08	1,022.10	2.87
Class R3	1,000	0.72%	1,164.50	3.89	1,021.30	3.63
MM RetireSMART by JPMorgan 2050 Fund
Class I	1,000	0.02%	1,168.60	0.11	1,024.80	0.10
Class R5	1,000	0.12%	1,169.20	0.65	1,024.30	0.61
Service Class	1,000	0.22%	1,169.60	1.19	1,023.80	1.11
Administrative Class	1,000	0.32%	1,167.90	1.73	1,023.30	1.61
Class R4	1,000	0.47%	1,167.60	2.54	1,022.60	2.37
Class A	1,000	0.57%	1,166.50	3.08	1,022.10	2.87
Class R3	1,000	0.72%	1,165.00	3.89	1,021.30	3.63
MM RetireSMART by JPMorgan 2055 Fund
Class I	1,000	0.00%	1,169.10		1,024.90
Class R5	1,000	0.10%	1,169.20	0.54	1,024.40	0.50
Service Class	1,000	0.20%	1,168.60	1.08	1,023.90	1.01
Administrative Class	1,000	0.30%	1,168.90	1.62	1,023.40	1.51
Class R4	1,000	0.45%	1,167.10	2.43	1,022.70	2.27
Class A	1,000	0.55%	1,167.40	2.97	1,022.20	2.77
Class R3	1,000	0.70%	1,166.40	3.78	1,021.40	3.53

181

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART by JPMorgan 2060 Fund
Class I	$1,000	0.00%	$1,170.50	$0.00	$1,024.90	$0.00
Class R5	1,000	0.10%	1,169.00	0.54	1,024.40	0.50
Service Class	1,000	0.20%	1,169.10	1.08	1,023.90	1.01
Administrative Class	1,000	0.30%	1,168.40	1.62	1,023.40	1.51
Class R4	1,000	0.45%	1,166.50	2.43	1,022.70	2.27
Class A	1,000	0.55%	1,166.90	2.97	1,022.20	2.77
Class R3	1,000	0.70%	1,165.60	3.78	1,021.40	3.53
MM RetireSMART by JPMorgan 2065 Fund**
Class I	1,000	0.00%	984.00	0.00	1,024.90	0.00
Class R5	1,000	0.10%	984.00	0.16	1,024.40	0.50
Service Class	1,000	0.06%	984.00	0.32	1,024.60	1.01
Administrative Class	1,000	0.10%	984.00	0.47	1,024.40	1.51
Class R4	1,000	0.45%	984.00	0.71	1,022.70	2.27
Class A	1,000	0.18%	984.00	0.87	1,024.00	2.78
Class R3	1,000	0.70%	983.00	1.10	1,021.40	3.53
MM Select T. Rowe Price Retirement Balanced Fund
Class I	1,000	0.28%	1,087.50	1.46	1,023.50	1.41
Class M5	1,000	0.43%	1,087.30	2.24	1,022.80	2.17
Class M4	1,000	0.68%	1,085.30	3.54	1,021.50	3.43
Class M3	1,000	0.93%	1,084.80	4.83	1,020.30	4.68
MM Select T. Rowe Price Retirement 2005 Fund
Class I	1,000	0.28%	1,092.20	1.46	1,023.50	1.41
Class M5	1,000	0.43%	1,091.30	2.24	1,022.80	2.17
Class M4	1,000	0.68%	1,089.80	3.54	1,021.50	3.43
Class M3	1,000	0.93%	1,088.50	4.84	1,020.30	4.68
MM Select T. Rowe Price Retirement 2010 Fund
Class I	1,000	0.28%	1,096.00	1.46	1,023.50	1.41
Class M5	1,000	0.43%	1,095.10	2.25	1,022.80	2.17
Class M4	1,000	0.68%	1,094.30	3.55	1,021.50	3.43
Class M3	1,000	0.93%	1,092.80	4.85	1,020.30	4.68
MM Select T. Rowe Price Retirement 2015 Fund
Class I	1,000	0.30%	1,099.80	1.57	1,023.40	1.51
Class M5	1,000	0.45%	1,099.10	2.36	1,022.70	2.27
Class M4	1,000	0.70%	1,097.90	3.66	1,021.40	3.53
Class M3	1,000	0.95%	1,096.10	4.96	1,020.20	4.78
MM Select T. Rowe Price Retirement 2020 Fund
Class I	1,000	0.32%	1,105.20	1.68	1,023.30	1.61
Class M5	1,000	0.48%	1,104.30	2.52	1,022.50	2.42
Class M4	1,000	0.73%	1,102.80	3.83	1,021.30	3.68
Class M3	1,000	0.98%	1,101.60	5.13	1,020.00	4.94
MM Select T. Rowe Price Retirement 2025 Fund
Class I	1,000	0.34%	1,113.00	1.79	1,023.20	1.72
Class M5	1,000	0.50%	1,112.50	2.63	1,022.40	2.52
Class M4	1,000	0.75%	1,111.00	3.95	1,021.20	3.78
Class M3	1,000	1.00%	1,110.10	5.26	1,019.90	5.04
MM Select T. Rowe Price Retirement 2030 Fund
Class I	1,000	0.37%	1,126.90	1.96	1,023.10	1.87
Class M5	1,000	0.54%	1,126.20	2.86	1,022.20	2.72
Class M4	1,000	0.79%	1,124.50	4.18	1,021.00	3.98
Class M3	1,000	1.04%	1,123.10	5.50	1,019.70	5.24

182

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Retirement 2035 Fund
Class I	$1,000	0.39%	$1,140.80	$2.08	$1,023.00	$1.97
Class M5	1,000	0.56%	1,139.90	2.99	1,022.10	2.82
Class M4	1,000	0.81%	1,138.00	4.32	1,020.90	4.08
Class M3	1,000	1.06%	1,136.80	5.65	1,019.60	5.34
MM Select T. Rowe Price Retirement 2040 Fund
Class I	1,000	0.41%	1,151.60	2.20	1,022.90	2.07
Class M5	1,000	0.58%	1,150.40	3.11	1,022.00	2.92
Class M4	1,000	0.83%	1,149.20	4.45	1,020.80	4.18
Class M3	1,000	1.08%	1,147.40	5.78	1,019.50	5.44
MM Select T. Rowe Price Retirement 2045 Fund
Class I	1,000	0.42%	1,157.30	2.26	1,022.80	2.12
Class M5	1,000	0.60%	1,156.40	3.23	1,021.90	3.02
Class M4	1,000	0.85%	1,155.30	4.57	1,020.70	4.28
Class M3	1,000	1.10%	1,153.20	5.91	1,019.40	5.54
MM Select T. Rowe Price Retirement 2050 Fund
Class I	1,000	0.43%	1,159.70	2.32	1,022.80	2.17
Class M5	1,000	0.61%	1,158.40	3.28	1,021.90	3.07
Class M4	1,000	0.86%	1,157.30	4.63	1,020.60	4.33
Class M3	1,000	1.11%	1,155.40	5.96	1,019.40	5.59
MM Select T. Rowe Price Retirement 2055 Fund
Class I	1,000	0.44%	1,159.70	2.37	1,022.70	2.22
Class M5	1,000	0.62%	1,159.00	3.34	1,021.80	3.13
Class M4	1,000	0.87%	1,156.60	4.68	1,020.60	4.38
Class M3	1,000	1.12%	1,155.10	6.02	1,019.30	5.64
MM Select T. Rowe Price Retirement 2060 Fund
Class I	1,000	0.44%	1,159.00	2.37	1,022.70	2.22
Class M5	1,000	0.62%	1,158.60	3.34	1,021.80	3.13
Class M4	1,000	0.87%	1,156.90	4.68	1,020.60	4.38
Class M3	1,000	1.12%	1,156.00	6.02	1,019.30	5.64
MM Select T. Rowe Price Retirement 2065 Fund**
Class I	1,000	0.46%	983.00	0.72	1,022.60	2.32
Class M5	1,000	0.64%	982.00	1.01	1,021.70	3.23
Class M4	1,000	0.89%	982.00	1.40	1,020.50	4.48
Class M3	1,000	1.14%	981.00	1.79	1,019.20	5.74

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2023, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

**

Actual expenses are calculated using the annualized expense ratio multiplied by the average account value over the period from inception of the Fund/share class on February 1, 2023 through March 31, 2023, multiplied by 58 days in the inception period divided by 365 days in the year. Hypothetical expenses are calculated using the annualized expense ratio for the six months ended March 31, 2023, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year.

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Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2023 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	MM202405- 305461

Effective May 1, 2023, MML Distributors, LLC (MMLD) serves as the exclusive wholesale marketing agent and distributor for all MassMutual Funds. Prior to May 1, 2023, the MassMutual Global Floating Rate Fund, MassMutual Global Credit Income Opportunities Fund, MassMutual Emerging Markets Debt Blended Total Return Fund, MassMutual Global Emerging Markets Equity Fund, MassMutual High Yield Fund, and MassMutual Short-Duration Bond Fund were distributed by ALPS Distributors, Inc. (ADI). MMLD Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. Investment advisory services are provided to all MassMutual Funds by MML Investment Advisers, LLC (MML Advisers). MMLD and MML Advisers are subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. ADI is not affiliated with MMLD, MML Advisers, or MassMutual.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

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MM Equity Asset Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MM Equity Asset Fund, and who is the Fund’s subadviser?

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index (S&P 500® Index*). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadviser is J.P. Morgan Investment Management Inc. (J.P. Morgan).

* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MM Equity Asset Fund Largest Holdings (% of Net Assets) on 3/31/23
Apple, Inc.	7.1%
Microsoft Corp.	6.5%
Amazon.com, Inc.	3.1%
Alphabet, Inc. Class A	2.0%
Meta Platforms, Inc. Class A	1.7%
NVIDIA Corp.	1.7%
Exxon Mobil Corp.	1.7%
UnitedHealth Group, Inc.	1.6%
Mastercard, Inc. Class A	1.6%
Tesla, Inc.	1.5%
28.5%

MM Equity Asset Fund Sector Table (% of Net Assets) on 3/31/23
Technology	25.2%
Consumer, Non-cyclical	20.4%
Financial	14.8%
Communications	12.1%
Consumer, Cyclical	8.8%
Industrial	8.1%
Energy	4.6%
Utilities	2.9%
Basic Materials	2.5%
Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%
Net Assets	100.0%

1

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Bond Asset Fund, and who is the Fund’s subadviser?

The Fund seeks a regular level of income consistent with the preservation of capital over time. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund’s investments may include, but are not limited to, obligations issued by U.S. and foreign governments and their agencies, bonds issued by U.S. and foreign corporations, U.S. and non-U.S. dollar denominated foreign securities (including securities of emerging market issuers), mortgage- and asset-backed securities, Treasury inflation protected securities, and bank loans (which represent interests in amounts loaned to companies by banks and other lenders). The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, each of T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited serves as a sub-subadviser for the Fund.

MassMutual Select T. Rowe Price Bond Asset Fund Portfolio Characteristics (% of Net Assets) on 3/31/23
Corporate Debt	27.4%
U.S. Government Agency Obligations and Instrumentalities*	24.1%
Sovereign Debt Obligations	18.5%
U.S. Treasury Obligations	16.9%
Non-U.S. Government Agency Obligations	8.6%
Bank Loans	0.9%
Diversified Financial Services	0.2%
Municipal Obligations	0.1%
Purchased Options	0.0%
Total Long-Term Investments	96.7%
Short-Term Investments and Other Assets and Liabilities	3.3%
Net Assets	100.0%

* May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

2

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to provide high income and capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities of emerging market governments or companies located in emerging market countries (including so-called “frontier markets”). The Fund relies on a classification by either J.P. Morgan or the International Monetary Fund to determine which countries are considered emerging markets. The Fund normally will invest in at least three countries. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Emerging Markets Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/23
Sovereign Debt Obligations	68.4%
Corporate Debt	28.3%
Mutual Funds	1.6%
Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%
Net Assets	100.0%

3

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Large Cap Blend Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation through investments in common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large cap companies. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Large Cap Blend Fund Largest Holdings (% of Net Assets) on 3/31/23
Microsoft Corp.	7.1%
Apple, Inc.	5.2%
Amazon.com, Inc.	2.4%
Alphabet, Inc. Class C	2.2%
NVIDIA Corp.	2.1%
UnitedHealth Group, Inc.	1.9%
Alphabet, Inc. Class A	1.8%
Visa, Inc. Class A	1.7%
Elevance Health, Inc.	1.6%
Fiserv, Inc.	1.4%
27.4%

MassMutual Select T. Rowe Price Large Cap Blend Fund Sector Table (% of Net Assets) on 3/31/23
Technology	26.7%
Consumer, Non-cyclical	23.1%
Financial	14.8%
Communications	11.1%
Industrial	8.5%
Consumer, Cyclical	8.4%
Utilities	2.7%
Energy	2.7%
Basic Materials	1.3%
Mutual Funds	0.4%
Corporate Debt	0.0%
Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%
Net Assets	100.0%

4

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, and who is the Fund’s subadviser?

The Fund seeks a level of income that is consistent with the current rate of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund invests in a diversified portfolio of short- and intermediate-term investment-grade bonds. The Fund’s investments may include inflation-linked securities, including Treasury Inflation Protected Securities, as well as corporate, government, mortgage-backed, and asset-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, each of T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited serves as a sub-subadviser for the Fund.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/23
U.S. Treasury Obligations	97.6%
Non-U.S. Government Agency Obligations	0.7%
Municipal Obligations	0.4%
Corporate Debt	0.2%
U.S. Government Agency Obligations and Instrumentalities*	0.2%
Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%
Net Assets	100.0%

* May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

5

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Real Assets Fund, and who is the Fund’s subadviser?

The Fund seeks to provide long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in “real assets” and securities of companies that derive at least 50% of their profits or revenues from, or commit at least 50% of assets to, real assets and activities related to real assets. The Fund’s subadviser currently defines real assets broadly and considers them to include any assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, T. Rowe Price Japan, Inc. serves as a sub-subadviser for the Fund.

MassMutual Select T. Rowe Price Real Assets Fund Largest Holdings (% of Net Assets) on 3/31/23
BHP Group Ltd.	3.6%
Prologis, Inc.	3.0%
Equinix, Inc.	2.4%
Public Storage	1.8%
Equity LifeStyle Properties, Inc.	1.7%
American Tower Corp.	1.5%
Nutrien Ltd.	1.4%
Reliance Steel & Aluminum Co.	1.4%
Northern Star Resources Ltd.	1.4%
Simon Property Group, Inc.	1.3%
19.5%

MassMutual Select T. Rowe Price Real Assets Fund Sector Table (% of Net Assets) on 3/31/23
Financial	36.2%
Basic Materials	30.8%
Energy	11.7%
Industrial	9.6%
Consumer, Cyclical	3.6%
Mutual Funds	3.3%
Utilities	1.8%
Consumer, Non-cyclical	0.9%
Technology	0.6%
Communications	0.1%
Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%
Net Assets	100.0%

6

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of small and mid cap companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and mid cap companies. The Fund’s subadviser and sub-subadviser currently consider small and mid cap companies to include companies with market capitalizations at the time of purchase that are within the market capitalization range of companies included in either the Russell 2000® Index or the Russell Midcap® Index. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, T. Rowe Price Investment Management, Inc. serves as a sub-subadviser for the Fund.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund Largest Holdings (% of Net Assets) on 3/31/23
Ingersoll Rand, Inc.	1.2%
Burlington Stores, Inc.	1.2%
Textron, Inc.	1.1%
Microchip Technology, Inc.	0.9%
Marvell Technology, Inc.	0.9%
J.B. Hunt Transport Services, Inc.	0.9%
Hologic, Inc.	0.8%
Select Medical Holdings Corp.	0.8%
Teleflex, Inc.	0.8%
Veeva Systems, Inc. Class A	0.8%
9.4%

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund Sector Table (% of Net Assets) on 3/31/23
Consumer, Non-cyclical	25.8%
Industrial	17.3%
Financial	15.3%
Technology	14.1%
Consumer, Cyclical	11.1%
Energy	3.9%
Communications	3.5%
Utilities	3.2%
Basic Materials	2.0%
Mutual Funds	0.8%
Diversified	0.1%
Total Long-Term Investments	97.1%
Short-Term Investments and Other Assets and Liabilities	2.9%
Net Assets	100.0%

7

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, and who is the Fund’s subadviser?

The Fund seeks a high level of income consistent with capital preservation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are held in its benchmark index, the Bloomberg U.S. Long Treasury Bond Index*, and at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

* “Bloomberg®” and Bloomberg U.S. Long Treasury Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by MassMutual. Bloomberg is not affiliated with MassMutual, and Bloomberg does not approve, endorse, review, or recommend the Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Fund.

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund Portfolio Characteristics (% of Net Assets) on 3/31/23
U.S. Treasury Obligations	95.2%
U.S. Government Agency Obligations and Instrumentalities*	0.5%
Total Long-Term Investments	95.7%
Short-Term Investments and Other Assets and Liabilities	4.3%
Net Assets	100.0%

* May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

8

MM Equity Asset Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%
COMMON STOCK — 99.4%
Basic Materials — 2.5%
Chemicals — 2.2%
Air Products & Chemicals, Inc.	2,063	$592,514
Celanese Corp.	2,140	233,025
Dow, Inc.	19,887	1,090,205
DuPont de Nemours, Inc.	4,641	333,085
Eastman Chemical Co.	11,514	971,091
Linde PLC	6,654	2,365,098
LyondellBasell Industries NV Class A	5,507	517,052
PPG Industries, Inc.	10,288	1,374,271
		7,476,341
Iron & Steel — 0.2%
Nucor Corp.	3,583	553,466
Mining — 0.1%
Freeport-McMoRan, Inc.	11,565	473,124
		8,502,931
Communications — 12.1%
Internet — 10.0%
Alphabet, Inc. Class A (a)	65,785	6,823,878
Alphabet, Inc. Class C (a)	49,178	5,114,512
Amazon.com, Inc. (a)	102,189	10,555,102
Booking Holdings, Inc. (a)	818	2,169,671
Expedia Group, Inc. (a)	10,034	973,599
Meta Platforms, Inc. Class A (a)	26,801	5,680,204
Netflix, Inc. (a)	5,812	2,007,930
Uber Technologies, Inc. (a)	11,489	364,201
		33,689,097
Media — 1.4%
Charter Communications, Inc. Class A (a)	5,212	1,863,864
Comcast Corp. Class A	71,253	2,701,201
		4,565,065
Telecommunications — 0.7%
AT&T, Inc.	5,043	97,078
Corning, Inc.	12,529	442,023
Motorola Solutions, Inc.	2,793	799,161
T-Mobile US, Inc. (a)	7,299	1,057,187
		2,395,449
		40,649,611
Consumer, Cyclical — 8.8%
Airlines — 0.1%
Southwest Airlines Co.	8,938	290,843
Apparel — 0.5%
NIKE, Inc. Class B	14,849	1,821,081

	Number of Shares	Value
Auto Manufacturers — 1.5%
Tesla, Inc. (a)	24,948	$5,175,712
Auto Parts & Equipment — 0.2%
Aptiv PLC (a)	4,257	477,593
Magna International, Inc. (b)	2,505	134,193
		611,786
Distribution & Wholesale — 0.1%
LKQ Corp.	3,590	203,768
Home Builders — 0.4%
Lennar Corp. Class A	7,262	763,309
Toll Brothers, Inc.	7,168	430,295
		1,193,604
Home Furnishing — 0.0%
Whirlpool Corp.	682	90,038
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd. (a)	2,041	133,277
Lodging — 0.3%
Marriott International, Inc. Class A	6,393	1,061,494
Retail — 5.7%
AutoNation, Inc. (a)	4,291	576,539
AutoZone, Inc. (a)	693	1,703,498
Best Buy Co., Inc.	14,177	1,109,634
Burlington Stores, Inc. (a)	2,930	592,153
Chipotle Mexican Grill, Inc. (a)	1,189	2,031,157
Costco Wholesale Corp.	5,147	2,557,390
Domino’s Pizza, Inc.	1,254	413,657
The Home Depot, Inc.	5,561	1,641,162
Lowe’s Cos., Inc.	16,752	3,349,897
McDonald’s Corp.	5,676	1,587,066
O’Reilly Automotive, Inc. (a)	1,050	891,429
The TJX Cos., Inc.	12,781	1,001,519
Yum! Brands, Inc.	11,900	1,571,752
		19,026,853
		29,608,456
Consumer, Non-cyclical — 20.4%
Agriculture — 0.5%
Altria Group, Inc.	11,978	534,459
Philip Morris International, Inc.	10,757	1,046,118
		1,580,577
Beverages — 2.6%
The Coca-Cola Co.	67,126	4,163,826
Constellation Brands, Inc. Class A	4,852	1,096,018
Monster Beverage Corp. (a)	7,566	408,640
PepsiCo, Inc.	16,406	2,990,814
		8,659,298
Biotechnology — 1.8%
Biogen, Inc. (a)	3,963	1,101,833

The accompanying notes are an integral part of the financial statements.

9

MM Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BioMarin Pharmaceutical, Inc. (a)	3,011	$292,790
Regeneron Pharmaceuticals, Inc. (a)	2,714	2,230,012
Sarepta Therapeutics, Inc. (a)	3,068	422,862
Vertex Pharmaceuticals, Inc. (a)	6,626	2,087,654
		6,135,151
Commercial Services — 1.1%
Booz Allen Hamilton Holding Corp.	2,871	266,113
Cintas Corp.	1,351	625,081
FleetCor Technologies, Inc. (a)	5,845	1,232,418
S&P Global, Inc.	4,629	1,595,940
		3,719,552
Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	26,112	1,962,317
The Procter & Gamble Co.	17,932	2,666,309
		4,628,626
Food — 0.3%
Mondelez International, Inc. Class A	13,930	971,200
Health Care – Products — 4.1%
Abbott Laboratories	18,894	1,913,206
Baxter International, Inc.	20,917	848,394
Boston Scientific Corp. (a)	32,786	1,640,284
Danaher Corp.	7,138	1,799,061
Intuitive Surgical, Inc. (a)	6,030	1,540,484
Medtronic PLC	14,555	1,173,424
ResMed, Inc.	459	100,516
Stryker Corp.	2,409	687,697
Thermo Fisher Scientific, Inc.	6,853	3,949,864
		13,652,930
Health Care – Services — 2.7%
Centene Corp. (a)	15,392	972,928
Elevance Health, Inc.	3,994	1,836,481
Humana, Inc.	1,947	945,190
Town Health International Medical Group Ltd.	62,000	2,532
UnitedHealth Group, Inc.	11,552	5,459,360
		9,216,491
Household Products & Wares — 0.3%
Avery Dennison Corp.	1,338	239,408
Kimberly-Clark Corp.	7,180	963,700
		1,203,108
Pharmaceuticals — 5.6%
AbbVie, Inc.	29,103	4,638,145
Bristol-Myers Squibb Co.	45,728	3,169,408
CVS Health Corp.	7,320	543,949
DexCom, Inc. (a)	3,779	439,044
Eli Lilly & Co.	8,914	3,061,246
Johnson & Johnson	17,559	2,721,645

	Number of Shares	Value
McKesson Corp.	2,016	$717,797
Merck & Co., Inc.	20,902	2,223,764
Neurocrine Biosciences, Inc. (a)	2,815	284,934
Pfizer, Inc.	21,660	883,728
		18,683,660
		68,450,593
Energy — 4.6%
Oil & Gas — 4.4%
Chevron Corp.	8,683	1,416,718
ConocoPhillips	26,864	2,665,177
Diamondback Energy, Inc.	14,037	1,897,381
EOG Resources, Inc.	20,566	2,357,481
Exxon Mobil Corp.	51,223	5,617,114
Marathon Oil Corp.	28,572	684,585
Phillips 66	2,462	249,598
		14,888,054
Oil & Gas Services — 0.2%
Baker Hughes Co.	17,220	496,969
		15,385,023
Financial — 14.8%
Banks — 4.2%
Bank of America Corp.	95,668	2,736,105
Citigroup, Inc.	24,320	1,140,365
Fifth Third Bancorp	26,284	700,206
The Goldman Sachs Group, Inc.	1,231	402,672
M&T Bank Corp.	2,724	325,709
Morgan Stanley	16,322	1,433,071
State Street Corp.	9,551	722,915
Truist Financial Corp.	41,474	1,414,263
US Bancorp	59,373	2,140,397
Wells Fargo & Co.	77,637	2,902,071
		13,917,774
Diversified Financial Services — 4.8%
American Express Co.	8,165	1,346,817
Capital One Financial Corp.	3,613	347,426
The Charles Schwab Corp.	6,804	356,393
CME Group, Inc.	11,686	2,238,103
Intercontinental Exchange, Inc.	14,497	1,511,892
Mastercard, Inc. Class A	14,581	5,298,881
Raymond James Financial, Inc.	12,543	1,169,886
Visa, Inc. Class A	17,647	3,978,693
		16,248,091
Insurance — 3.3%
Berkshire Hathaway, Inc. Class B (a)	15,255	4,710,286
Globe Life, Inc.	6,077	668,592
MetLife, Inc.	3,248	188,189
The Progressive Corp.	22,473	3,214,988

The accompanying notes are an integral part of the financial statements.

10

MM Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Prudential Financial, Inc.	3,637	$300,925
The Travelers Cos., Inc.	11,402	1,954,417
		11,037,397
Real Estate Investment Trusts (REITS) — 2.5%
Equinix, Inc.	1,434	1,033,971
Equity LifeStyle Properties, Inc.	9,808	658,411
Host Hotels & Resorts, Inc.	8,321	137,213
Prologis, Inc.	19,685	2,456,098
SBA Communications Corp.	5,496	1,434,841
Sun Communities, Inc.	5,872	827,247
UDR, Inc.	19,568	803,462
Ventas, Inc.	24,294	1,053,145
		8,404,388
		49,607,650
Industrial — 8.1%
Aerospace & Defense — 1.1%
General Dynamics Corp.	1,584	361,484
Howmet Aerospace, Inc.	4,365	184,945
Raytheon Technologies Corp.	31,162	3,051,695
		3,598,124
Building Materials — 0.9%
Masco Corp.	15,162	753,855
Trane Technologies PLC	12,159	2,237,013
		2,990,868
Electronics — 1.1%
Honeywell International, Inc.	19,969	3,816,475
Machinery – Diversified — 1.4%
Deere & Co.	6,316	2,607,750
Dover Corp.	5,177	786,594
Otis Worldwide Corp.	15,470	1,305,668
		4,700,012
Miscellaneous - Manufacturing — 1.5%
Eaton Corp. PLC	12,206	2,091,376
Parker-Hannifin Corp.	5,219	1,754,158
Textron, Inc.	19,278	1,361,605
		5,207,139
Transportation — 2.1%
CSX Corp.	21,194	634,548
FedEx Corp.	2,499	570,997
Norfolk Southern Corp.	5,365	1,137,380
Union Pacific Corp.	5,998	1,207,157
United Parcel Service, Inc. Class B	17,638	3,421,596
		6,971,678
		27,284,296

	Number of Shares	Value
Technology — 25.2%
Computers — 8.9%
Accenture PLC Class A	10,386	$2,968,423
Apple, Inc.	145,364	23,970,524
Cognizant Technology Solutions Corp. Class A	18,928	1,153,283
Leidos Holdings, Inc.	8,242	758,758
Seagate Technology Holdings PLC	18,563	1,227,385
		30,078,373
Semiconductors — 7.0%
Advanced Micro Devices, Inc. (a)	27,319	2,677,535
Analog Devices, Inc.	16,660	3,285,685
Broadcom, Inc.	1,036	664,636
Lam Research Corp.	5,248	2,782,070
NVIDIA Corp.	20,433	5,675,674
NXP Semiconductor NV	15,535	2,896,889
Qorvo, Inc. (a)	3,717	377,536
QUALCOMM, Inc.	1,099	140,211
Teradyne, Inc.	8,232	885,022
Texas Instruments, Inc.	21,695	4,035,487
		23,420,745
Software — 9.3%
Adobe, Inc. (a)	7,848	3,024,384
Cadence Design Systems, Inc. (a)	2,687	564,512
DocuSign, Inc. (a)	2,577	150,239
Intuit, Inc.	4,883	2,176,988
Microsoft Corp.	76,273	21,989,506
Oracle Corp.	14,822	1,377,260
Salesforce, Inc. (a)	4,889	976,724
Workday, Inc. Class A (a)	4,757	982,511
		31,242,124
		84,741,242
Utilities — 2.9%
Electric — 2.9%
Ameren Corp.	9,711	838,933
CenterPoint Energy, Inc.	32,015	943,162
CMS Energy Corp.	6,359	390,315
Dominion Energy, Inc.	10,069	562,958
NextEra Energy, Inc.	43,419	3,346,736
PG&E Corp. (a)	78,563	1,270,364
Public Service Enterprise Group, Inc.	19,671	1,228,454

The accompanying notes are an integral part of the financial statements.

11

MM Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sempra Energy	7,130	$1,077,771
		9,658,693

TOTAL COMMON STOCK (Cost $279,691,337)		333,888,495

TOTAL EQUITIES (Cost $279,691,337)		333,888,495

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics Inc.,CVR (c) (d)	505	—

TOTAL RIGHTS (Cost $30)		—

TOTAL LONG-TERM INVESTMENTS (Cost $279,691,367)		333,888,495

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (e)	$1,904,321	$1,904,321

TOTAL SHORT-TERM INVESTMENTS (Cost $1,904,321)		1,904,321

TOTAL INVESTMENTS — 100.0% (Cost $281,595,688) (f)		335,792,816

Other Assets/(Liabilities) — (0.0)%		(73,122)

NET ASSETS — 100.0%		$335,719,694

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $127,085 or 0.04% of net assets. The Fund received $130,728 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $0 or 0.00% of net assets.
(e)

Maturity value of $1,904,549. Collateralized by U.S. Government Agency obligations with a rate of 4.815%, maturity date of 10/31/24, and an aggregate market value, including accrued interest, of $1,942,434.

(f)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	6/16/23	10	$1,978,281	$90,594

The accompanying notes are an integral part of the financial statements.

12

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.5%
BANK LOANS — 0.9%
Advertising — 0.1%
Lamar Media Corp., 2020 Term Loan B, 1 mo. USD LIBOR + 1.500%
6.279% VRN 2/05/27	$305,000	$298,366
Aerospace & Defense — 0.0%
TransDigm, Inc., 2022 Term Loan H, 3 mo. USD SOFR CME + 3.250%
8.148% VRN 2/22/27	118,893	118,623
Airlines — 0.0%
American Airlines, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
9.558% VRN 4/20/28	85,000	86,193
Mileage Plus Holdings LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 5.250%
10.213% VRN 6/21/27	87,684	90,874
		177,067
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 4/30/26	83,229	82,605
Cosmetics & Personal Care — 0.0%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 3 mo. USD LIBOR + 3.750%
8.909% VRN 10/01/26	113,829	112,620
Entertainment — 0.1%
Formula One Holdings Ltd., Term Loan B, 1 mo. USD SOFR CME + 3.250%
8.057% VRN 1/15/30	240,000	240,101
UFC Holdings LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
7.570% VRN 4/29/26	267,553	265,838
		505,939
Environmental Controls — 0.1%
Filtration Group Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
7.840% VRN 3/29/25	395,291	393,746
Madison IAQ LLC, Term Loan, 6 mo. USD LIBOR + 3.250%
8.302% VRN 6/21/28	82,829	78,687
		472,433

	Principal Amount	Value
Health Care – Products — 0.0%
Maravai Intermediate Holdings LLC, 2022 Term Loan B, 3 mo. USD SOFR + 3.000%
7.633% VRN 10/19/27	$84,530	$84,001
Health Care – Services — 0.0%
Surgery Center Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
8.460% VRN 8/31/26	90,591	89,932
Insurance — 0.2%
Acrisure, LLC, 2022 Incremental Term Loan, 3 mo. USD SOFR CME + 5.750%
10.447% VRN 2/15/27	69,825	69,127
Asurion LLC
2018 Term Loan B7, 1 mo. USD LIBOR + 3.000%
9.157% VRN 11/03/24	169,655	169,230
2021 2nd Lien Term Loan B3, 1 mo. USD LIBOR + 5.250%
10.090% VRN 1/31/28	25,000	20,725
2021 Second Lien Term Loan B4, 1 mo. USD LIBOR + 5.250%
10.090% VRN 1/20/29	255,000	209,610
Hub International Ltd.
2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
8.058% VRN 4/25/25	481,933	480,300
2022 Term Loan B, 3 mo. USD SOFR CME + 4.000%
8.692% VRN 11/10/29	24,938	24,835
		973,827
Internet — 0.0%
NortonLifeLock, Inc., 2021 Term Loan A, 1 mo. USD SOFR CME + 1.750%
6.657% VRN 9/10/27	130,000	126,913
Machinery – Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
7.590% VRN 8/01/25	91,074	90,484
Packaging & Containers — 0.0%
Charter NEX US, Inc., 2021 Term Loan, 1 mo. USD SOFR CME + 3.750%
8.672% VRN 12/01/27	206,851	203,942

The accompanying notes are an integral part of the financial statements.

13

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD SOFR CME + 4.000%
8.998% VRN 10/01/27	$139,923	$133,277
PetVet Care Centers LLC, 2021 Term Loan B3, 1 mo. USD LIBOR + 3.500%
8.340% VRN 2/14/25	104,269	100,464
		233,741
Retail — 0.0%
WOOF Holdings, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
8.529% VRN 12/21/27	126,130	120,454
Software — 0.3%
Applied Systems, Inc., 2022 Extended 1st Lien Term Loan, 3 mo. USD SOFR CME + 4.500%
9.398% VRN 9/18/26	482,227	480,848
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD SOFR CME + 3.500%
8.407% VRN 12/11/28	97,619	89,932
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD SOFR CME + 3.500%
8.259% VRN 2/15/29	97,091	90,780
Epicor Software Corp., 2020 Term Loan, 1 mo. USD LIBOR + 3.250%
8.090% VRN 7/30/27	99,901	97,948
RealPage, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
7.840% VRN 4/24/28	86,243	83,508
The The Ultimate Software Group, Inc.
2021 Term Loan, 3 mo. USD LIBOR + 3.250%
8.032% VRN 5/04/26	616,581	599,914
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 5.250%
10.032% VRN 5/03/27	95,000	90,773
		1,533,703

TOTAL BANK LOANS (Cost $5,338,356)		5,224,650

CORPORATE DEBT — 27.4%
Advertising — 0.0%
Lamar Media Corp.
4.875% 1/15/29	80,000	75,284

	Principal Amount	Value
Aerospace & Defense — 0.0%
TransDigm, Inc.
6.750% 8/15/28 (a)	$85,000	$85,956
Agriculture — 0.5%
BAT Capital Corp.
3.557% 8/15/27	770,000	715,361
4.906% 4/02/30	470,000	453,601
BAT International Finance PLC
1.668% 3/25/26	205,000	186,418
3.950% 6/15/25 (a)	786,000	763,795
Bunge Finance Europe BV
1.850% 6/16/23 EUR (b)	220,000	237,670
Darling Ingredients, Inc.
6.000% 6/15/30 (a)	55,000	54,813
Philip Morris International, Inc.
5.125% 2/15/30	280,000	282,938
5.625% 11/17/29	125,000	130,358
Reynolds American, Inc.
4.450% 6/12/25	84,000	82,433
		2,907,387
Airlines — 0.2%
American Airlines, Inc.
11.750% 7/15/25 (a)	50,000	54,709
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (a)	105,000	103,339
5.750% 4/20/29 (a)	70,000	67,159
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (a)	446,245	444,808
United Airlines Pass Through Trust
Series 2019-2, Class A, 2.900% 11/01/29	140,621	119,745
Series 2019-2, Class AA, 2.700% 11/01/33	88,452	74,438
		864,198
Apparel — 0.1%
VF Corp.
4.125% 3/07/26 EUR (b)	112,000	122,042
4.250% 3/07/29 EUR (b)	115,000	124,508
Wolverine World Wide, Inc.
4.000% 8/15/29 (a)	90,000	73,131
		319,681
Auto Manufacturers — 1.3%
American Honda Finance Corp.
0.750% 11/25/26 GBP (b)	130,000	139,380
1.950% 10/18/24 EUR (b)	200,000	211,657

The accompanying notes are an integral part of the financial statements.

14

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BMW Finance NV
0.000% 4/14/23 EUR (a) (b)	$84,000	$91,011
Daimler Truck Finance North America LLC
5.125% 1/19/28 (a)	150,000	150,389
Ford Motor Co.
6.100% 8/19/32	105,000	101,414
9.625% 4/22/30	85,000	98,698
Ford Motor Credit Co. LLC
4.867% 8/03/27 EUR (b)	171,000	179,886
4.950% 5/28/27	265,000	252,761
6.950% 3/06/26	200,000	203,250
7.350% 11/04/27	200,000	206,500
General Motors Co.
4.200% 10/01/27	290,000	277,775
5.600% 10/15/32	135,000	131,595
General Motors Financial Co., Inc.
0.850% 2/26/26 EUR (a) (b)	150,000	147,785
0.955% 9/07/23 EUR (a) (b)	110,000	117,944
4.000% 10/06/26	150,000	143,369
4.350% 4/09/25	380,000	371,876
Hyundai Capital America
1.800% 10/15/25 (a)	300,000	274,999
2.100% 9/15/28 (a)	470,000	396,798
5.500% 3/30/26 (a)	135,000	135,174
5.600% 3/30/28 (a)	355,000	355,387
Mercedes-Benz International Finance BV
0.750% 5/11/23 EUR (a) (b)	80,000	86,534
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	160,000	138,547
RCI Banque SA
0.750% 4/10/23 EUR (a) (b)	68,000	73,700
Stellantis NV
2.375% 4/14/23 EUR (a) (b)	53,000	57,448
Volkswagen Bank GmbH
0.750% 6/15/23 EUR (a) (b)	80,000	86,321
2.500% 7/31/26 EUR (a) (b)	700,000	722,664
Volkswagen Financial Services AG
0.875% 4/12/23 EUR (a) (b)	72,000	78,023
2.500% 4/06/23 EUR (a) (b)	67,000	72,637
Volkswagen Group of America Finance LLC
3.200% 9/26/26 (a)	1,320,000	1,241,317
4.600% 6/08/29 (a)	215,000	208,411
Volkswagen Leasing GmbH
1.500% 6/19/26 EUR (a) (b)	145,000	146,113
1.625% 8/15/25 EUR (a) (b)	150,000	155,629
		7,054,992

	Principal Amount	Value
Auto Parts & Equipment — 0.0%
Clarios Global LP / Clarios US Finance Co.
6.250% 5/15/26 (a)	$75,000	$74,438
Continental AG
0.000% 9/12/23 EUR (a) (b)	45,000	48,020
The Goodyear Tire & Rubber Co.
5.000% 7/15/29 (c)	140,000	125,076
		247,534
Banks — 8.5%
ABN AMRO Bank NV
2.500% 11/29/23 EUR (a) (b)	114,000	122,916
Banco Bilbao Vizcaya Argentaria SA 1 year CMT + 2.300%
5.862% VRN 9/14/26	400,000	396,251
Banco de Bogota SA
6.250% 5/12/26 (a)	250,000	243,054
Banco de Credito del Peru SA 5 year CMT + 3.000%
3.125% VRN 7/01/30 (a)	200,000	180,335
Banco de Sabadell SA 1 year EURIBOR ICE Swap + 1.150%
0.875% VRN 6/16/28 EUR (a) (b)	200,000	176,302
Banco Santander SA
1.125% 1/17/25 EUR (a) (b)	200,000	206,712
2.746% 5/28/25	1,200,000	1,131,070
Bangkok Bank PCL 5 year CMT + 1.900%
3.733% VRN 9/25/34 (a)	250,000	212,022
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (a)	200,000	166,360
Bank of America Corp.
0.750% 7/26/23 EUR (a) (b)	110,000	118,296
3 mo. EURIBOR + .890% 1.662% VRN 4/25/28 EUR (a) (b)	125,000	122,470
SOFR + .960% 1.734% VRN 7/22/27	585,000	521,973
SOFR + 1.530% 1.898% VRN 7/23/31	1,400,000	1,117,235
SOFR + 1.220% 2.299% VRN 7/21/32	425,000	342,369
2.375% 6/19/24 EUR (a) (b)	150,000	160,161
2.375% 6/19/24 EUR (a) (b)	150,000	160,161
3 mo. USD LIBOR + .990% 2.496% VRN 2/13/31	1,735,000	1,468,576
SOFR + 2.150% 2.592% VRN 4/29/31	585,000	494,869
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	55,000	51,127

The accompanying notes are an integral part of the financial statements.

15

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 1.060% 3.559% VRN 4/23/27	$465,000	$441,385
4.250% 10/22/26	302,000	292,293
Bank of Ireland Group PLC 1 year CMT + 2.650%
6.253% VRN 9/16/26 (a)	355,000	352,853
Bank of Nova Scotia
4.850% 2/01/30	570,000	563,477
Banque Federative du Credit Mutuel SA
0.750% 6/15/23 EUR (a) (b)	100,000	107,914
1.250% 5/26/27 EUR (a) (b)	100,000	97,956
1.375% 7/16/28 EUR (a) (b)	100,000	95,571
Barclays PLC
1 year EUR Swap + 1.260% 0.577% VRN 8/09/29 EUR (a) (b)	215,000	185,746
1 year EURIBOR ICE Swap + .850% 0.877% VRN 1/28/28 EUR (a) (b)	100,000	93,202
1 year CMT + 1.050% 2.279% VRN 11/24/27	295,000	258,896
SOFR + 2.714% 2.852% VRN 5/07/26	270,000	252,035
3 mo. USD LIBOR + 1.610% 3.932% VRN 5/07/25	475,000	461,952
1 year CMT + 2.650% 5.501% VRN 8/09/28	225,000	221,680
BBVA Bancomer SA 5 year CMT + 2.650%
5.125% VRN 1/18/33 (a)	300,000	256,653
BNP Paribas SA
SOFR + 1.004% 1.323% VRN 1/13/27 (a)	890,000	786,187
3 mo. EURIBOR + 1.800% 2.125% VRN 1/23/27 EUR (a) (b)	200,000	204,195
SOFR + 1.228% 2.591% VRN 1/20/28 (a)	680,000	610,085
2.875% 9/26/23 EUR (a) (b)	153,000	165,580
BPCE SA
0.250% 1/14/31 EUR (a) (b)	200,000	163,493
0.375% 10/05/23 EUR (a) (b)	100,000	106,765
4.625% 7/18/23 EUR (a) (b)	100,000	108,602
CaixaBank SA
1.125% 5/17/24 EUR (a) (b)	100,000	105,109
1.750% 10/24/23 EUR (a) (b)	100,000	107,246
5 year EUR Swap + 2.350% 2.750% VRN 7/14/28 EUR (a) (b)	200,000	214,550
SOFR + 2.700% 6.208% VRN 1/18/29 (a)	500,000	502,578
Citigroup, Inc.
0.750% 10/26/23 EUR (a) (b)	110,000	117,394

	Principal Amount	Value
SOFR + 1.167% 2.561% VRN 5/01/32	$300,000	$248,731
SOFR + 1.280% 3.070% VRN 2/24/28	570,000	529,539
SOFR + 2.842% 3.106% VRN 4/08/26	240,000	229,327
SOFR + 1.546% 5.610% VRN 9/29/26	565,000	568,940
Commerzbank AG
0.500% 8/28/23 EUR (a) (b)	142,000	152,120
Cooperatieve Rabobank UA
0.750% 8/29/23 EUR (a) (b)	100,000	107,314
2.375% 5/22/23 EUR (a) (b)	130,000	140,841
3.875% 7/25/23 EUR (a) (b)	118,000	127,924
4.625% 5/23/29 GBP (a) (b)	150,000	169,013
Credit Agricole SA
1.000% 9/16/24 EUR (a) (b)	200,000	208,094
Credit Suisse AG
1.000% 6/07/23 EUR (a) (b)	111,000	119,026
1.250% 8/07/26	260,000	219,375
Credit Suisse Group AG
1 year GBP Swap + 1.230% 2.125% VRN 9/12/25 GBP (a) (b)	250,000	284,106
1 year EUR Swap + 1.950% 2.875% VRN 4/02/32 EUR (a) (b)	185,000	166,086
Danske Bank A/S
0.875% 5/22/23 EUR (a) (b)	110,000	118,926
1 year EUR Swap + .850% 1.375% VRN 2/17/27 EUR (a) (b)	110,000	109,229
5 year EUR Swap + 1.700% 1.375% VRN 2/12/30 EUR (a) (b)	200,000	200,654
3 mo. USD LIBOR + 1.591% 3.244% VRN 12/20/25 (a)	1,040,000	988,739
1 year CMT + 1.450% 3.773% VRN 3/28/25 (a)	355,000	346,397
3.875% 9/12/23 (a)	5,000	4,958
5.375% 1/12/24 (a)	200,000	198,143
Deutsche Bank AG
1.125% 8/30/23 EUR (a) (b)	114,000	122,337
Discover Bank
4.650% 9/13/28	405,000	382,620
DNB Bank ASA
0.050% 11/14/23 EUR (a) (b)	109,000	115,734
Fifth Third Bancorp
2.375% 1/28/25	90,000	83,426
2.550% 5/05/27	50,000	43,039
SOFR + 2.127% 4.772% VRN 7/28/30	140,000	129,331
The Goldman Sachs Group, Inc.
1.375% 5/15/24 EUR (a) (b)	40,000	42,279

The accompanying notes are an integral part of the financial statements.

16

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + .818% 1.542% VRN 9/10/27	$605,000	$531,552
1.625% 7/27/26 EUR (a) (b)	140,000	141,723
2.000% 7/27/23 EUR (a) (b)	130,000	140,351
SOFR + 1.248% 2.383% VRN 7/21/32	510,000	413,412
3.500% 11/16/26	385,000	367,504
SOFR + 1.846% 3.615% VRN 3/15/28	550,000	520,859
SOFR + 1.725% 4.482% VRN 8/23/28	520,000	508,165
HSBC Holdings PLC
SOFR + 1.538% 1.645% VRN 4/18/26	335,000	305,720
SOFR + 1.929% 2.099% VRN 6/04/26	410,000	376,187
SOFR + 1.430% 2.999% VRN 3/10/26	560,000	527,474
SOFR + 2.110% 4.755% VRN 6/09/28	970,000	938,720
SOFR + 2.610% 5.210% VRN 8/11/28	440,000	435,166
SOFR + 2.390% 6.254% VRN 3/09/34	705,000	735,999
Huntington Bancshares, Inc.
4.000% 5/15/25	231,000	217,624
The Huntington National Bank SOFR + 1.215%
5.699% VRN 11/18/25	250,000	241,706
ING Groep NV
1.000% 9/20/23 EUR (a) (b)	100,000	107,233
Intesa Sanpaolo SpA
1.000% 7/04/24 EUR (a) (b)	300,000	313,855
2.125% 8/30/23 EUR (a) (b)	114,000	122,818
1 year CMT + 2.600% 4.198% VRN 6/01/32 (a)	200,000	145,395
JP Morgan Chase & Co.
SOFR + .885% 1.578% VRN 4/22/27	465,000	416,480
3 mo. TSFR + 1.105% 1.764% VRN 11/19/31	955,000	757,375
SOFR + 1.890% 2.182% VRN 6/01/28	675,000	604,147
SOFR + 2.040% 2.522% VRN 4/22/31	165,000	140,966
SOFR + 1.510% 2.739% VRN 10/15/30	445,000	388,000
SOFR + 1.170% 2.947% VRN 2/24/28	570,000	527,860
SOFR + 2.515% 2.956% VRN 5/13/31	1,320,000	1,140,353

	Principal Amount	Value
KBC Group NV
0.750% 10/18/23 EUR (a) (b)	$100,000	$106,842
1 year CMT + 2.100% 5.796% VRN 1/19/29 (a)	620,000	623,237
Kreditanstalt fuer Wiederaufbau
4.700% 6/02/37 CAD (b)	65,000	51,340
4.700% 6/02/37 CAD (b)	75,000	59,238
Landsbankinn HF
0.375% 5/23/25 EUR (a) (b)	265,000	250,000
1.000% 5/30/23 EUR (a) (b)	100,000	107,851
Mitsubishi UFJ Financial Group, Inc. 1 year CMT + 1.900%
5.354% VRN 9/13/28	230,000	230,550
Morgan Stanley
3 mo. EURIBOR + .698% 0.406% VRN 10/29/27 EUR (b)	100,000	94,675
3 mo. EURIBOR + .753% 0.637% VRN 7/26/24 EUR (b)	100,000	107,299
SOFR + .858% 1.512% VRN 7/20/27	630,000	559,375
SOFR + .879% 1.593% VRN 5/04/27	670,000	599,937
SOFR + 1.485% 3.217% VRN 4/22/42	165,000	127,047
3 mo. USD LIBOR + 1.340% 3.591% VRN 7/22/28	180,000	169,742
3 mo. USD LIBOR + 1.140% 3.772% VRN 1/24/29	270,000	255,420
SOFR + 1.730% 5.123% VRN 2/01/29	880,000	885,213
3 mo. EURIBOR + 1.954% 5.148% VRN 1/25/34 EUR (b)	100,000	113,656
National Australia Bank Ltd.
0.625% 11/10/23 EUR (a) (b)	56,000	59,688
The Nationale-Nederlanden Bank NV
0.375% 2/26/25 EUR (a) (b)	100,000	101,086
Natwest Group PLC
3 mo. EURIBOR + .949% 0.780% VRN 2/26/30 EUR (a) (b)	180,000	156,412
1 year CMT + 2.850% 7.472% VRN 11/10/26	235,000	242,691
Nordea Bank Abp
5.375% 9/22/27 (a)	320,000	321,223
Northern Trust Corp.
3.950% 10/30/25	155,000	148,271
4.000% 5/10/27	97,000	94,898
The PNC Financial Services Group, Inc.
2.550% 1/22/30	145,000	123,579
SOFR + 2.140% 6.037% VRN 10/28/33	460,000	483,672

The accompanying notes are an integral part of the financial statements.

17

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
QNB Finance Ltd.
2.750% 2/12/27 (a)	$200,000	$184,500
Santander Holdings USA, Inc.
SOFR + 1.249% 2.490% VRN 1/06/28	190,000	164,137
SOFR + 2.356% 6.499% VRN 3/09/29	220,000	219,607
Santander UK Group Holdings PLC
1 year EUR Swap + .800% 0.603% VRN 9/13/29 EUR (a) (b)	275,000	237,017
1.125% 9/08/23 EUR (a) (b)	111,000	119,133
1 year CMT + 1.250% 1.532% VRN 8/21/26	1,465,000	1,306,211
1 year GBP ICE Swap + 1.250 2.421% VRN 1/17/29 GBP (a) (b)	100,000	105,332
Shinhan Bank Co. Ltd.
3.875% 3/24/26 (a)	200,000	190,206
4.000% 4/23/29 (a)	500,000	457,110
Standard Chartered PLC
1 year CMT + 1.000% 1.456% VRN 1/14/27 (a)	295,000	258,685
5 year EUR Swap + 2.800% 2.500% VRN 9/09/30 EUR (a) (b)	300,000	304,723
3 mo. USD LIBOR + 1.209% 2.819% VRN 1/30/26 (a)	200,000	188,379
1 year CMT + 1.650% 3.971% VRN 3/30/26 (a)	285,000	274,033
The Toronto-Dominion Bank
0.625% 7/20/23 EUR (a) (b)	110,000	118,359
Truist Financial Corp. SOFR + 1.368%
4.123% VRN 6/06/28	525,000	497,059
UBS Group AG
1 year CMT + 1.080% 1.364% VRN 1/30/27 (a)	235,000	206,200
1 year CMT + 1.750% 4.751% VRN 5/12/28 (a)	200,000	190,790
1 year CMT + 2.200% 5.959% VRN 1/12/34 (a)	445,000	456,361
UniCredit SpA 5 year EURIBOR ICE Swap + 4.739%
4.875% VRN 2/20/29 EUR (a) (b)	200,000	213,216
Wells Fargo & Co.
2.250% 5/02/23 EUR (a) (b)	114,000	123,523
SOFR + 2.100% 2.393% VRN 6/02/28	1,105,000	994,205
SOFR + 1.262% 2.572% VRN 2/11/31	1,225,000	1,037,388
3 mo. TSFR + 1.432% 2.879% VRN 10/30/30	2,145,000	1,861,783
SOFR + 2.530% 3.068% VRN 4/30/41	335,000	248,686

	Principal Amount	Value
4.300% 7/22/27	$290,000	$280,742
		47,798,875
Beverages — 0.2%
Anheuser-Busch InBev SA
1.650% 3/28/31 EUR (a) (b)	165,000	156,102
Anheuser-Busch InBev Worldwide, Inc.
4.500% 6/01/50	380,000	354,669
5.550% 1/23/49	400,000	429,956
		940,727
Biotechnology — 0.2%
Amgen, Inc.
4.875% 3/01/53	440,000	410,860
5.250% 3/02/30	265,000	270,639
5.650% 3/02/53	210,000	217,275
CSL Finance PLC
4.050% 4/27/29 (a)	260,000	250,541
		1,149,315
Building Materials — 0.1%
Cie de Saint-Gobain
1.750% 4/03/23 EUR (a) (b)	100,000	108,450
CRH Finance UK PLC
4.125% 12/02/29 GBP (a) (b)	150,000	174,535
Holcim Finance Luxembourg SA
1.375% 5/26/23 EUR (a) (b)	111,000	120,037
Johnson Controls International PLC
1.000% 9/15/23 EUR (b)	111,000	119,059
		522,081
Chemicals — 0.4%
Avient Corp.
7.125% 8/01/30 (a)	39,000	40,217
BASF SE
0.101% 6/05/23 EUR (a) (b)	100,000	107,877
Braskem Netherlands Finance BV
4.500% 1/31/30 (a)	300,000	254,778
Celanese US Holdings LLC
6.050% 3/15/25	430,000	431,823
6.165% 7/15/27	285,000	287,629
Eastman Chemical Co.
1.500% 5/26/23 EUR (b)	111,000	119,951
Equate Petrochemical BV
2.625% 4/28/28 (a)	200,000	175,986
INEOS Finance PLC
6.625% 5/15/28 EUR (a) (b)	100,000	109,373
Methanex Corp.
5.125% 10/15/27	65,000	61,238
The Sherwin-Williams Co.
2.950% 8/15/29	145,000	129,990

The accompanying notes are an integral part of the financial statements.

18

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Westlake Corp.
1.625% 7/17/29 EUR (b)	$575,000	$524,168
		2,243,030
Commercial Services — 0.2%
Abertis Infraestructuras SA
3.000% 3/27/31 EUR (a) (b)	100,000	98,484
Autostrade per l’Italia SpA
2.000% 12/04/28 EUR (a) (b)	165,000	154,724
2.250% 1/25/32 EUR (a) (b)	100,000	87,678
Equifax, Inc.
5.100% 12/15/27	305,000	306,503
Transurban Finance Co.
3.375% 3/22/27 (a)	560,000	524,523
Verisure Holding AB
3.875% 7/15/26 EUR (a) (b)	100,000	100,360
		1,272,272
Computers — 0.0%
Capgemini SE
2.500% 7/01/23 EUR (a) (b)	100,000	108,181
Distribution & Wholesale — 0.0%
Ritchie Bros Holdings, Inc.
6.750% 3/15/28 (a) (c)	20,000	20,597
7.750% 3/15/31 (a) (c)	15,000	15,720
		36,317
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	525,000	471,723
3.500% 1/15/25	150,000	143,113
4.450% 4/03/26	270,000	258,323
4.875% 1/16/24	540,000	533,880
6.500% 7/15/25	150,000	151,005
Ally Financial, Inc.
4.750% 6/09/27	1,065,000	991,017
Capital One Financial Corp.
1.650% 6/12/29 EUR (b)	300,000	251,520
SOFR + 1.790% 3.273% VRN 3/01/30	265,000	225,485
3.650% 5/11/27	510,000	464,547
3.750% 3/09/27	115,000	104,232
SOFR + 2.160% 4.985% VRN 7/24/26	525,000	505,757
SOFR + 2.600% 5.247% VRN 7/26/30	140,000	131,913
SOFR + 2.600% 5.817% VRN 2/01/34	445,000	431,302
Discover Financial Services
4.100% 2/09/27	265,000	250,261

	Principal Amount	Value
Encore Capital Group, Inc.
5.375% 2/15/26 GBP (a) (b)	$140,000	$153,922
FCA Bank SpA
0.500% 9/18/23 EUR (a) (b)	109,000	116,706
0.500% 9/13/24 EUR (a) (b)	160,000	164,753
Intercontinental Exchange, Inc.
2.650% 9/15/40	130,000	93,946
4.350% 6/15/29	465,000	458,491
Iqera Group SAS
4.250% 9/30/24 EUR (a) (b)	100,000	104,357
LeasePlan Corp. NV
0.125% 9/13/23 EUR (b)	108,000	115,127
5 year EURIBOR ICE Swap + 7.556% 7.375% VRN EUR (a) (b) (d)	200,000	208,371
LSEGA Financing PLC
2.000% 4/06/28 (a)	1,520,000	1,303,412
2.500% 4/06/31 (a)	435,000	367,941
3.200% 4/06/41 (a)	200,000	152,288
OneMain Finance Corp.
7.125% 3/15/26	55,000	52,871
		8,206,263
Electric — 1.6%
Ausgrid Finance Pty Ltd.
4.350% 8/01/28 (a)	260,000	245,624
Duke Energy Corp.
5.000% 8/15/52	430,000	398,693
Duke Energy Indiana LLC
5.400% 4/01/53	165,000	167,451
E.ON International Finance BV
6.250% 6/03/30 GBP (a) (b)	135,000	175,167
E.ON SE
0.375% 4/20/23 EUR (a) (b)	104,000	112,604
Edison International
4.950% 4/15/25	30,000	29,778
EDP - Energias de Portugal SA
2.875% 6/01/26 EUR (a) (b)	200,000	210,900
EDP Finance BV
6.300% 10/11/27 (a)	200,000	207,021
Enel Finance America LLC
7.100% 10/14/27 (a)	200,000	215,212
Enel Finance International NV
4.875% 4/17/23 EUR (a) (b)	120,000	130,130
5.250% 9/29/23 EUR (b)	26,000	28,421
5.625% 8/14/24 GBP (a) (b)	150,000	186,114
6.800% 10/14/25 (a)	200,000	206,815
Indiana Michigan Power Co.
5.625% 4/01/53	35,000	36,338

The accompanying notes are an integral part of the financial statements.

19

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Interchile SA
4.500% 6/30/56 (a)	$280,000	$223,860
Minejesa Capital BV
5.625% 8/10/37 (a)	300,000	234,358
NextEra Energy Capital Holdings, Inc.
2.440% 1/15/32	435,000	360,503
3.000% 1/15/52	425,000	284,864
5.000% 7/15/32	125,000	125,733
5.250% 2/28/53	175,000	172,304
NRG Energy, Inc.
4.450% 6/15/29 (a)	170,000	154,018
Orsted AS
4.875% 1/12/32 GBP (a) (b)	150,000	182,819
Pacific Gas and Electric Co.
2.100% 8/01/27	540,000	469,590
2.500% 2/01/31	465,000	376,474
4.550% 7/01/30	510,000	477,297
6.700% 4/01/53	145,000	148,711
Public Service Co. of Colorado
5.250% 4/01/53 (e)	245,000	248,707
RTE Reseau de Transport d’Electricite SADIR
0.750% 1/12/34 EUR (a) (b)	200,000	163,466
Sempra Energy
3.700% 4/01/29	145,000	134,379
Southern California Edison Co.
4.700% 6/01/27	340,000	340,459
5.700% 3/01/53	220,000	228,094
State Grid Overseas Investment BVI Ltd.
1.375% 5/02/25 EUR (a) (b)	100,000	102,415
Vistra Corp. 5 year CMT + 6.930%
8.000% VRN (a) (d)	310,000	289,560
Vistra Operations Co. LLC
3.550% 7/15/24 (a)	1,285,000	1,240,346
4.375% 5/01/29 (a)	100,000	88,515
5.125% 5/13/25 (a)	485,000	472,645
		8,869,385
Electrical Components & Equipment — 0.0%
Schneider Electric SE
1.500% 9/08/23 EUR (a) (b)	100,000	107,644
Electronics — 0.1%
Arrow Electronics, Inc.
4.000% 4/01/25	375,000	363,700
Sensata Technologies BV
5.875% 9/01/30 (a)	345,000	341,981
		705,681

	Principal Amount	Value
Engineering & Construction — 0.1%
ABB Finance BV
3.375% 1/16/31 EUR (a) (b)	$115,000	$121,874
Avinor AS
0.750% 10/01/30 EUR (a) (b)	140,000	123,430
Cellnex Telecom SA
1.750% 10/23/30 EUR (a) (b)	300,000	259,483
Infrastrutture Wireless Italiane SpA
1.625% 10/21/28 EUR (a) (b)	155,000	149,188
		653,975
Entertainment — 0.2%
Caesars Entertainment, Inc.
7.000% 2/15/30 (a)	70,000	71,400
8.125% 7/01/27 (a) (c)	15,000	15,300
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.375% 4/15/27 (c)	75,000	71,661
Cirsa Finance International Sarl
6.250% 12/20/23 EUR (a) (b)	24,133	26,059
International Game Technology PLC
3.500% 6/15/26 EUR (a) (b)	100,000	104,491
3.500% 6/15/26 EUR (a) (b)	100,000	104,492
Warnermedia Holdings, Inc.
3.755% 3/15/27 (a)	705,000	663,717
		1,057,120
Environmental Controls — 0.0%
Madison IAQ LLC
4.125% 6/30/28 (a)	95,000	82,175
Food — 0.1%
Bellis Acquisition Co. PLC
3.250% 2/16/26 GBP (a) (b)	100,000	100,859
Chobani LLC / Chobani Finance Corp., Inc.
4.625% 11/15/28 (a) (c)	105,000	95,681
Mondelez International Holdings Netherlands BV
0.250% 9/09/29 EUR (a) (b)	198,000	172,549
Mondelez International, Inc.
0.250% 3/17/28 EUR (b)	100,000	91,488
Nestle Finance International Ltd.
0.750% 5/16/23 EUR (a) (b)	39,000	42,169
Tesco Corporate Treasury Services PLC
0.875% 5/29/26 EUR (a) (b)	150,000	147,759
1.875% 11/02/28 GBP (a) (b)	150,000	155,737
		806,242

The accompanying notes are an integral part of the financial statements.

20

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
4.200% 1/29/30 (a)	$200,000	$181,958
Suzano Austria GmbH
5.000% 1/15/30	200,000	190,750
		372,708
Gas — 0.2%
APA Infrastructure Ltd.
3.125% 7/18/31 GBP (a) (b)	150,000	152,188
4.250% 7/15/27 (a)	885,000	857,452
NiSource, Inc.
5.250% 3/30/28	85,000	86,392
		1,096,032
Health Care – Products — 0.2%
Abbott Ireland Financing DAC
0.875% 9/27/23 EUR (a) (b)	111,000	118,948
Avantor Funding, Inc.
4.625% 7/15/28 (a)	105,000	99,654
Becton Dickinson Euro Finance SARL
0.632% 6/04/23 EUR (b)	109,000	117,658
1.213% 2/12/36 EUR (b)	100,000	76,801
Medtronic Global Holdings SCA
0.375% 10/15/28 EUR (b)	100,000	91,943
PerkinElmer, Inc.
1.900% 9/15/28	410,000	349,454
2.250% 9/15/31	220,000	176,221
3.300% 9/15/29	195,000	173,782
Thermo Fisher Scientific, Inc.
0.875% 10/01/31 EUR (b)	140,000	121,795
2.375% 4/15/32 EUR (b)	100,000	97,915
		1,424,171
Health Care – Services — 1.3%
Catalent Pharma Solutions, Inc.
5.000% 7/15/27 (a)	61,000	59,569
Centene Corp.
2.450% 7/15/28	230,000	198,910
2.625% 8/01/31	315,000	254,151
3.375% 2/15/30	515,000	449,181
4.625% 12/15/29	875,000	829,561
Charles River Laboratories International, Inc.
4.000% 3/15/31 (a) (c)	110,000	96,251
Elevance Health, Inc.
5.125% 2/15/53	220,000	218,373
Fresenius Medical Care AG & Co. KGaA
0.250% 11/29/23 EUR (a) (b)	72,000	76,315

	Principal Amount	Value
Fresenius SE & Co. KGaA
5.000% 11/28/29 EUR (a) (b)	$100,000	$110,646
HCA, Inc.
3.125% 3/15/27 (a)	235,000	218,202
3.375% 3/15/29 (a)	90,000	81,040
3.500% 9/01/30	499,000	444,186
5.375% 9/01/26	170,000	170,414
5.875% 2/15/26	625,000	633,414
Humana, Inc.
3.700% 3/23/29	170,000	159,650
4.875% 4/01/30	645,000	647,776
5.500% 3/15/53	185,000	187,470
Molina Healthcare, Inc.
4.375% 6/15/28 (a)	75,000	69,772
Tenet Healthcare Corp.
6.125% 6/15/30 (a)	90,000	88,785
UnitedHealth Group, Inc.
2.000% 5/15/30	190,000	161,785
4.500% 4/15/33	420,000	417,279
5.050% 4/15/53	1,040,000	1,046,868
5.875% 2/15/53	735,000	824,914
		7,444,512
Holding Company – Diversified — 0.0%
CK Hutchison Finance 16 Ltd.
1.250% 4/06/23 EUR (a) (b)	111,000	120,359
Insurance — 1.1%
AIA Group Ltd.
3.900% 4/06/28 (a)	640,000	618,354
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.750% 4/15/28 (a)	295,000	291,681
Allianz SE 10 mo. EURIBOR ICE Swap + 3.200%
3.375% VRN EUR (a) (b) (d)	400,000	422,508
American International Group, Inc.
5.125% 3/27/33	285,000	282,861
Aon Corp.
2.800% 5/15/30	145,000	128,048
Berkshire Hathaway Finance Corp.
1.500% 3/18/30 EUR (b)	167,000	158,985
2.500% 1/15/51	610,000	391,001
2.850% 10/15/50	185,000	129,973
3.850% 3/15/52	195,000	162,442
CNO Financial Group, Inc.
5.250% 5/30/25	217,000	214,588
Corebridge Financial, Inc.
3.900% 4/05/32 (a)	145,000	125,301
Equitable Holdings, Inc.
4.350% 4/20/28	1,150,000	1,103,969

The accompanying notes are an integral part of the financial statements.

21

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hannover Rueck SE 3 mo. EURIBOR + 3.000%
1.750% VRN 10/08/40 EUR (a) (b)	$300,000	$252,055
Jackson Financial, Inc.
5.170% 6/08/27 (c)	400,000	398,682
Jones Deslauriers Insurance Management, Inc.
8.500% 3/15/30 (a)	65,000	67,370
Legal & General Group PLC 5 yr. U.K. Government Bond + 4.580%
5.375% VRN 10/27/45 GBP (a) (b)	185,000	222,598
Marsh & McLennan Cos., Inc.
2.250% 11/15/30	185,000	155,112
Metropolitan Life Global Funding I
5.000% 1/10/30 GBP (a) (b)	100,000	123,541
5.150% 3/28/33 (a)	240,000	242,045
Trinity Acquisition PLC
4.400% 3/15/26	545,000	534,399
		6,025,513
Internet — 0.2%
Gen Digital, Inc.
6.750% 9/30/27 (a)	15,000	15,078
7.125% 9/30/30 (a) (c)	32,000	31,840
Match Group Holdings II LLC
5.000% 12/15/27 (a)	128,000	121,248
MercadoLibre, Inc.
3.125% 1/14/31	200,000	154,367
Netflix, Inc.
3.875% 11/15/29 EUR (a) (b)	225,000	238,789
4.625% 5/15/29 EUR (b)	100,000	110,468
Tencent Holdings Ltd.
3.240% 6/03/50 (a)	350,000	228,711
United Group BV
4.625% 8/15/28 EUR (a) (b)	100,000	79,877
		980,378
Investment Companies — 0.1%
Criteria Caixa SA
1.500% 5/10/23 EUR (a) (b)	100,000	108,235
JAB Holdings BV
2.000% 5/18/28 EUR (a) (b)	300,000	292,294
		400,529
Iron & Steel — 0.0%
ABJA Investment Co. Pte Ltd.
5.450% 1/24/28 (a)	200,000	193,032
Leisure Time — 0.0%
Deuce Finco Plc
5.500% 6/15/27 GBP (a) (b)	100,000	102,617

	Principal Amount	Value
Royal Caribbean Cruises Ltd.
8.250% 1/15/29 (a)	$120,000	$125,377
		227,994
Lodging — 0.1%
Las Vegas Sands Corp.
3.500% 8/18/26	210,000	195,816
Marriott International, Inc.
4.900% 4/15/29	100,000	98,980
5.000% 10/15/27	335,000	335,417
		630,213
Machinery – Diversified — 0.0%
Highland Holdings Sarl
0.318% 12/15/26 EUR (b)	122,000	117,512
TK Elevator Midco GmbH
4.375% 7/15/27 EUR (a) (b)	100,000	97,876
		215,388
Media — 0.3%
Altice Financing SA
4.250% 8/15/29 EUR (a) (b)	100,000	87,019
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (a)	130,000	107,841
6.375% 9/01/29 (a)	75,000	71,625
7.375% 3/01/31 (a)	25,000	24,609
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% 1/15/29	355,000	295,758
3.750% 2/15/28	225,000	208,766
4.200% 3/15/28	485,000	458,858
6.484% 10/23/45	105,000	99,345
Comcast Corp.
3.250% 11/01/39	295,000	239,134
DISH DBS Corp.
5.750% 12/01/28 (a)	65,000	48,506
DISH Network Corp.
11.750% 11/15/27 (a)	85,000	81,813
Sirius XM Radio, Inc.
4.000% 7/15/28 (a)	125,000	107,367
Univision Communications, Inc.
7.375% 6/30/30 (a)	65,000	61,454
Ziggo BV
2.875% 1/15/30 EUR (a) (b)	100,000	88,929
		1,981,024
Mining — 0.1%
Anglo American Capital PLC
3.375% 3/11/29 GBP (a) (b)	140,000	151,652

The accompanying notes are an integral part of the financial statements.

22

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Arconic Corp.
6.125% 2/15/28 (a) (c)	$90,000	$88,638
Hudbay Minerals, Inc.
6.125% 4/01/29 (a) (c)	60,000	56,700
		296,990
Miscellaneous - Manufacturing — 0.1%
Parker-Hannifin Corp.
4.250% 9/15/27	165,000	161,768
4.500% 9/15/29	175,000	173,089
Siemens Financieringsmaatschappij NV
0.375% 9/06/23 EUR (a) (b)	107,000	114,647
		449,504
Oil & Gas — 0.9%
Aker BP ASA
2.875% 1/15/26 (a)	180,000	170,114
BP Capital Markets PLC
2.213% 9/25/26 EUR (a) (b)	160,000	166,163
Chesapeake Energy Corp.
6.750% 4/15/29 (a)	75,000	74,457
Eni SpA
3.250% 7/10/23 EUR (a) (b)	117,000	126,831
4.750% 9/12/28 (a)	875,000	863,651
Leviathan Bond Ltd.
6.500% 6/30/27 (a)	300,000	287,250
Occidental Petroleum Corp.
6.200% 3/15/40	95,000	95,513
6.450% 9/15/36	80,000	83,914
8.500% 7/15/27	115,000	126,500
8.875% 7/15/30	85,000	97,963
OMV AG
0.000% 6/16/23 EUR (a) (b)	71,000	76,484
Petroleos Mexicanos
4.750% 2/26/29 EUR (a) (b)	365,000	312,478
Pioneer Natural Resources Co.
5.100% 3/29/26	145,000	145,482
Saudi Arabian Oil Co.
4.250% 4/16/39 (a)	200,000	179,020
Wintershall Dea Finance BV
0.452% 9/25/23 EUR (a) (b)	100,000	106,552
Woodside Finance Ltd.
3.700% 9/15/26 (a)	2,000,000	1,916,398
		4,828,770
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.000% 9/01/29 EUR (a) (b)	180,000	144,944

	Principal Amount	Value
Ball Corp.
6.875% 3/15/28	$140,000	$143,914
Graphic Packaging International LLC
2.625% 2/01/29 EUR (a) (b)	100,000	93,909
Sealed Air Corp.
5.000% 4/15/29 (a)	75,000	70,393
Sealed Air Corp. / Sealed Air Corp. US
6.125% 2/01/28 (a)	20,000	20,150
Trivium Packaging Finance BV
3.750% 8/15/26 EUR (a) (b)	100,000	99,887
		573,197
Pharmaceuticals — 1.1%
AbbVie, Inc.
2.625% 11/15/28 EUR (b)	225,000	230,684
4.050% 11/21/39	270,000	240,158
4.250% 11/21/49	325,000	285,868
4.700% 5/14/45	530,000	495,883
4.875% 11/14/48	980,000	940,681
Astrazeneca Finance LLC
1.750% 5/28/28	445,000	394,478
Bayer Capital Corp. BV
1.250% 11/13/23 EUR (a) (b)	56,000	59,921
Becton Dickinson & Co.
2.823% 5/20/30	510,000	454,717
3.020% 5/24/25 GBP (b)	150,000	177,125
CVS Health Corp.
3.250% 8/15/29	135,000	123,317
5.050% 3/25/48	823,000	767,651
5.625% 2/21/53	430,000	434,051
GlaxoSmithKline Capital PLC
0.125% 5/12/23 EUR (a) (b)	100,000	108,083
Sanofi
2.500% 11/14/23 EUR (a) (b)	100,000	107,943
Teva Pharmaceutical Finance Netherlands III BV
7.875% 9/15/29	200,000	209,500
Upjohn Finance BV
1.908% 6/23/32 EUR (a) (b)	145,000	120,811
Utah Acquisition Sub, Inc.
3.950% 6/15/26	1,030,000	979,649
		6,130,520
Pipelines — 1.5%
Boardwalk Pipelines LP
3.400% 2/15/31	890,000	773,493
Cheniere Corpus Christi Holdings LLC
3.700% 11/15/29	65,000	59,634
5.125% 6/30/27	140,000	140,107

The accompanying notes are an integral part of the financial statements.

23

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cheniere Energy Partners LP
3.250% 1/31/32	$95,000	$78,366
Cheniere Energy, Inc.
4.625% 10/15/28	145,000	137,620
Energy Transfer LP
2.900% 5/15/25	185,000	176,206
4.500% 4/15/24	65,000	64,222
5.875% 1/15/24	390,000	389,861
6.000% 6/15/48	368,000	350,547
6.250% 4/15/49	105,000	103,559
Enterprise Products Operating LLC
2.800% 1/31/30	145,000	128,530
3.200% 2/15/52	260,000	184,197
Gray Oak Pipeline LLC
2.000% 9/15/23 (a)	55,000	54,078
2.600% 10/15/25 (a)	170,000	157,445
3.450% 10/15/27 (a)	70,000	63,401
Kinetik Holdings LP
5.875% 6/15/30 (a)	90,000	86,625
NuStar Logistics LP
5.750% 10/01/25	80,000	77,803
Sabine Pass Liquefaction LLC
4.500% 5/15/30	425,000	409,727
5.000% 3/15/27	290,000	288,367
5.875% 6/30/26	1,715,000	1,749,015
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp
7.500% 10/01/25 (a)	110,000	109,953
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% 1/15/32	125,000	108,943
4.875% 2/01/31	25,000	23,425
5.500% 3/01/30	150,000	146,585
6.875% 1/15/29	345,000	351,284
Transcanada Trust 3 mo. CDOR + 3.080%
4.650% VRN 5/18/77 CAD (b)	650,000	432,438
Transcontinental Gas Pipe Line Co. LLC
4.000% 3/15/28	125,000	119,290
4.600% 3/15/48	110,000	96,339
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (a)	55,000	49,610
3.875% 11/01/33 (a)	180,000	151,371
4.125% 8/15/31 (a)	65,000	57,108
6.250% 1/15/30 (a)	75,000	75,563
The Williams Cos., Inc.
3.750% 6/15/27	1,170,000	1,121,707
		8,316,419

	Principal Amount	Value
Real Estate — 0.2%
Akelius Residential Property AB
1.750% 2/07/25 EUR (a) (b)	$170,000	$171,581
Blackstone Property Partners Europe Holdings SARL
0.500% 9/12/23 EUR (a) (b)	100,000	106,006
1.750% 3/12/29 EUR (a) (b)	280,000	224,338
EMG SUKUK Ltd.
4.564% 6/18/24 (a)	200,000	197,032
Howard Hughes Corp.
4.125% 2/01/29 (a)	95,000	80,458
5.375% 8/01/28 (a)	40,000	36,424
Vonovia Finance BV
2.250% 12/15/23 EUR (a) (b)	100,000	106,880
		922,719
Real Estate Investment Trusts (REITS) — 1.6%
Brixmor Operating Partnership LP
4.050% 7/01/30	585,000	526,673
4.125% 6/15/26	2,000,000	1,894,817
4.125% 5/15/29	160,000	146,216
Crown Castle, Inc.
2.250% 1/15/31	715,000	592,278
2.900% 3/15/27	135,000	125,200
3.800% 2/15/28	665,000	630,504
5.000% 1/11/28	305,000	307,011
Essex Portfolio LP
4.000% 3/01/29	760,000	716,141
GLP Capital LP/GLP Financing II, Inc.
3.350% 9/01/24	125,000	118,954
Healthcare Realty Holdings LP
2.050% 3/15/31	230,000	175,122
3.625% 1/15/28	850,000	771,705
Inmobiliaria Colonial Socimi SA
1.625% 11/28/25 EUR (a) (b)	200,000	204,378
Klepierre SA
1.000% 4/17/23 EUR (a) (b)	100,000	108,287
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.750% 2/01/27	55,000	53,900
Prologis LP
2.250% 6/30/29 GBP (b)	150,000	157,185
Realty Income Corp.
3.950% 8/15/27	650,000	625,784
Regency Centers LP
3.600% 2/01/27	305,000	291,686
4.125% 3/15/28	815,000	772,625
SBA Tower Trust
1.840% 4/15/27 (a)	635,000	553,203

The accompanying notes are an integral part of the financial statements.

24

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2.593% 10/15/56 (a)	$515,000	$416,717
		9,188,386
Retail — 0.3%
Bath & Body Works, Inc.
6.625% 10/01/30 (a)	90,000	87,739
Lowe’s Cos., Inc.
4.250% 4/01/52	265,000	216,736
5.625% 4/15/53 (c)	195,000	194,961
5.750% 7/01/53	150,000	152,333
Next Group PLC
3.625% 5/18/28 GBP (a) (b)	250,000	284,708
Ross Stores, Inc.
1.875% 4/15/31	535,000	431,273
Yum! Brands, Inc.
5.375% 4/01/32	140,000	135,524
		1,503,274
Savings & Loans — 0.1%
Nationwide Building Society
3 mo. EURIBOR + .930% 1.500% VRN 3/08/26 EUR (a) (b)	140,000	143,229
5 year EUR Swap + 1.500% 2.000% VRN 7/25/29 EUR (a) (b)	150,000	155,501
		298,730
Semiconductors — 0.4%
Broadcom, Inc.
4.110% 9/15/28	135,000	128,861
Entegris Escrow Corp.
5.950% 6/15/30 (a)	110,000	106,623
Micron Technology, Inc.
4.185% 2/15/27	262,000	253,262
4.975% 2/06/26	435,000	433,692
6.750% 11/01/29	210,000	223,106
NXP BV / NXP Funding LLC
5.350% 3/01/26	1,115,000	1,117,420
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700% 5/01/25	45,000	42,686
3.150% 5/01/27	95,000	87,931
		2,393,581
Software — 0.2%
Central Parent, Inc. / CDK Global, Inc.
7.250% 6/15/29 (a)	74,000	72,725
Fidelity National Information Services, Inc.
0.750% 5/21/23 EUR (b)	110,000	118,872
Fiserv, Inc.
3.000% 7/01/31 GBP (b)	250,000	261,054
3.500% 7/01/29	150,000	139,062

	Principal Amount	Value
Oracle Corp.
2.300% 3/25/28	$355,000	$317,102
5.550% 2/06/53	400,000	379,551
Workday, Inc.
3.700% 4/01/29	110,000	102,806
		1,391,172
Telecommunications — 1.8%
Altice France SA
3.375% 1/15/28 EUR (a) (b)	135,000	114,125
5.500% 1/15/28 (a)	290,000	234,175
America Movil SAB de CV
5.750% 6/28/30 GBP (b)	190,000	242,488
AT&T, Inc.
1.650% 2/01/28	415,000	364,256
3.500% 9/15/53	1,120,000	808,625
Axiata SPV2 Bhd
2.163% 8/19/30 (a)	250,000	210,189
Chorus Ltd.
3.625% 9/07/29 EUR (b)	215,000	227,332
CK Hutchison Group Telecom Finance SA
0.375% 10/17/23 EUR (a) (b)	109,000	116,204
Deutsche Telekom International Finance BV
0.625% 4/03/23 EUR (a) (b)	112,000	121,464
NBN Co., Ltd.
2.625% 5/05/31 (a)	480,000	402,294
NTT Finance Corp.
1.591% 4/03/28 (a)	765,000	660,365
Orange SA
0.750% 9/11/23 EUR (a) (b)	100,000	107,253
PLT VII Finance Sarl
4.625% 1/05/26 EUR (a) (b)	100,000	101,726
Rogers Communications, Inc.
3.200% 3/15/27 (a)	185,000	173,831
3.800% 3/15/32 (a)	295,000	264,525
4.350% 5/01/49	40,000	32,301
4.550% 3/15/52 (a)	745,000	612,276
Sprint Capital Corp.
6.875% 11/15/28	60,000	64,590
T-Mobile USA, Inc.
2.050% 2/15/28	270,000	239,446
3.750% 4/15/27	2,765,000	2,656,138
Tele2 AB
0.750% 3/23/31 EUR (a) (b)	230,000	192,679
Verizon Communications, Inc.
2.100% 3/22/28	365,000	324,745
2.550% 3/21/31	370,000	314,999
2.625% 12/01/31 EUR (b)	235,000	233,042

The accompanying notes are an integral part of the financial statements.

25

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2.650% 11/20/40	$530,000	$378,207
3.550% 3/22/51	535,000	406,627
Vmed O2 UK Financing I PLC
4.500% 7/15/31 GBP (a) (b)	155,000	152,010
4.500% 7/15/31 GBP (a) (b)	150,000	147,107
Vodafone Group PLC
1.750% 8/25/23 EUR (a) (b)	113,000	121,711
4.875% 6/19/49	38,000	34,231
		10,058,961
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.550% 11/19/26	245,000	230,108
Transportation — 0.0%
Deutsche Post AG
2.750% 10/09/23 EUR (a) (b)	62,000	67,025
InPost SA
2.250% 7/15/27 EUR (a) (b)	100,000	91,713
		158,738
Water — 0.1%
Severn Trent Utilities Finance PLC
4.625% 11/30/34 GBP (a) (b)	160,000	186,129
Veolia Environnement SA
0.314% 10/04/23 EUR (a) (b)	100,000	106,732
		292,861

TOTAL CORPORATE DEBT (Cost $168,156,786)		154,260,098

MUNICIPAL OBLIGATIONS — 0.1%
Commonwealth of Puerto Rico, General Obligation
0.000% 11/01/43	698,226	303,728

TOTAL MUNICIPAL OBLIGATIONS (Cost $370,482)		303,728

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.6%
Automobile Asset-Backed Securities — 1.5%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D, 1.490% 9/18/26	275,000	255,639
Series 2023-1, Class C, 5.800% 12/18/28	400,000	405,142
CarMax Auto Owner Trust, Series 2022-1, Class D
2.470% 7/17/28	280,000	253,309

	Principal Amount	Value
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	$235,000	$216,587
Series 2021-3A, Class D, 1.550% 6/15/27	195,000	178,617
Series 2022-1A, Class D, 3.020% 6/15/28	995,000	915,128
Series 2022-2A, Class C, 3.850% 7/17/28	820,000	793,403
Series 2022-3A, Class C, 5.300% 9/15/27	520,000	513,696
Series 2023-1A, Class D, 6.690% 6/15/29	85,000	84,969
Ford Credit Auto Lease Trust
Series 2023-1, Class A, 4.850% 8/15/35 (a)	895,000	905,672
Series 2023-A, Class C, 5.540% 12/15/26	850,000	834,480
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class C
1.310% 10/15/25 (a)	290,000	281,841
Santander Bank NA - SBCLN, Series 2021-1A, Class B
1.833% 12/15/31 (a)	110,661	106,456
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D
1.570% 1/15/27 (a)	735,000	672,300
Santander Drive Auto Receivables Trust
Series 2021-4, Class D, 1.670% 10/15/27	310,000	288,934
Series 2022-6, Class B, 4.720% 6/15/27	850,000	832,293
Santander Retail Auto Lease Trust, Series 2021-A, Class D
1.380% 3/22/27 (a)	715,000	678,210
		8,216,676
Commercial Mortgage-Backed Securities — 1.9%
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1 mo. USD LIBOR + 1.250%
5.934% FRN 9/15/32 (a)	235,000	228,544
Aventura Mall Trust, Series 2018-AVM, Class A,
4.112% VRN 7/05/40 (a) (f)	380,000	352,224
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class D, 1 mo. USD Term SOFR + 2.274%
7.102% FRN 11/15/34 (a)	245,000	124,774

The accompanying notes are an integral part of the financial statements.

26

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BX Commercial Mortgage Trust
Series 2021-ARIA, Class B, 1 mo. USD LIBOR + 1.297% 5.981% FRN 10/15/36 (a)	$475,000	$446,493
Series 2022-CSMO, Class B, 1 mo. USD Term SOFR + 3.141% 7.968% FRN 6/15/27 (a)	465,000	454,533
BXSC Commercial Mortgage Trust, Series 2018, Class B, 1 mo. USD Term SOFR + 2.092%
6.920% FRN 3/15/35 (a)	920,000	892,534
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class B
3.267% 11/15/52	295,000	235,529
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class D, 3.518% VRN 5/10/35 (a) (f)	315,000	274,663
Series 2013-375P, Class C, 3.518% VRN 5/10/35 (a) (f)	390,000	343,886
Commercial Mortgage Trust, Series 2015-LC23, Class AM,
4.158% VRN 10/10/48 (f)	1,650,000	1,546,110
Credit Suisse Mortgage Trust
Series 2020-NET, Class A, 2.257% 8/15/37 (a)	298,082	267,582
Series 2020-NET, Class C, 3.526% 8/15/37 (a)	480,000	418,981
DC Office Trust, Series 2019-MTC, Class D,
3.072% VRN 9/15/45 (a) (f)	520,000	365,633
Great Wolf Trust
Series 2019-WOLF, Class A, 1 mo. USD Term SOFR + 1.148% 5.976% FRN 12/15/36 (a)	710,000	694,488
Series 2019-WOLF, Class C, 1 mo. USD Term SOFR + 1.747% 6.575% FRN 12/15/36 (a)	435,000	423,053
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.248% 7/05/33 (a)	115,000	104,774
SMRT, Series 2022-MINI, Class C, 1 mo. USD Term SOFR + 1.550%
6.378% FRN 1/15/39 (a)	377,394	355,214
VNDO Trust, Series 2016,Class D,
3.903% VRN 1/10/35 (a) (f)	215,000	179,907
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class AS, 3.808% 12/15/47	1,695,000	1,608,513
Series 2017-C39, Class B, 4.025% 9/15/50	1,010,000	876,492

	Principal Amount	Value
Series 2021-SAVE, Class C, 1 mo. USD LIBOR + 1.800% 6.484% FRN 2/15/40 (a)	$368,154	$331,869
		10,525,796
Other Asset-Backed Securities — 3.1%
522 Funding CLO Ltd.
Series 2019-5A, Class AR, 3 mo. TSFR + 1.330% 5.988% FRN 4/15/35 (a)	825,000	806,386
Series 2019-5A, Class BR, 3 mo. TSFR + 1.850% 6.508% FRN 4/15/35 (a)	465,000	433,880
AGL CLO 17 Ltd., Series 2022-17A, Class A, 3 mo. TSFR + 1.330%
5.984% FRN 1/21/35 (a)	630,000	615,467
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class C
2.370% 4/20/28 (a)	175,000	159,671
Applebee’s Funding LLC / IHOP Funding LLC, Series 2023-1A, Class A2
7.820% 3/05/53 (a) (e)	270,000	270,000
Benefit Street Partners CLO Ltd., Series 2020-20A, Class AR, 3 mo. USD LIBOR + 1.170%
5.962% FRN 7/15/34 (a)	470,000	458,255
Carlyle U.S. CLO Ltd., Series 2019-4A, Class A11R, 3 mo. TSFR + 1.320%
5.978% FRN 4/15/35 (a)	865,000	845,861
CBAM Ltd., Series 2019-9A, Class A, 3 mo. USD LIBOR + 1.280%
6.072% FRN 2/12/30 (a)	1,104,453	1,095,244
Cedar Funding VIII Clo Ltd., Series 2017-8A, Class A1R, 3 mo. USD LIBOR + 1.150%
5.942% FRN 10/17/34 (a)	490,000	477,188
CIFC Funding Ltd.
Series 2021-3A, Class A, 3 mo. USD LIBOR + 1.140% 5.932% FRN 7/15/36 (a)	585,000	571,724
Series 2020-3A, Class A1R, 3 mo. USD LIBOR + 1.130% 5.938% FRN 10/20/34 (a)	610,000	595,511
Series 2020-1A, Class A1R, 3 mo. USD LIBOR + 1.150% 5.942% FRN 7/15/36 (a)	925,000	904,413
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2
4.940% 1/25/52 CAD (a) (b)	275,000	188,189

The accompanying notes are an integral part of the financial statements.

27

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Driven Brands Funding LLC
Series 2020-2A, Class A2, 3.237% 1/20/51 (a)	$553,700	$472,661
Series 2020-1A, Class A2, 3.786% 7/20/50 (a)	268,125	237,493
Dryden 86 CLO Ltd., Series 2020-86A, Class A1R, 3 mo. USD LIBOR + 1.100%
5.892% FRN 7/17/34 (a)	600,000	584,654
Hardee’s Funding LLC
Series 2021-1A, Class A2, 2.865% 6/20/51 (a)	294,750	240,399
Series 2018-1A, Class AII, 4.959% 6/20/48 (a)	310,375	293,318
HPEFS Equipment Trust
Series 2022-1A, Class C, 1.960% 5/21/29 (a)	129,000	120,990
Series 2022-1A, Class D, 2.400% 11/20/29 (a)	350,000	324,874
Series 2022-3A, Class C, 6.130% 8/20/29 (a)	615,000	619,217
HPS Loan Management Ltd.
Series 2021-16A, Class A1, 3 mo. USD LIBOR + 1.140% 5.955% FRN 1/23/35 (a)	290,000	282,005
Series 11A-17, Class BR, 3 mo. USD LIBOR + 1.550% 6.356% FRN 5/06/30 (a)	265,000	256,626
Jack in the Box Funding LLC, Series 2022-1A, Class A2I
3.445% 2/26/52 (a)	954,520	852,617
Kubota Credit Owner Trust, Series 2023-1A, Class A4
5.070% 2/15/29 (a)	110,000	110,103
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 3 mo. TSFR + 1.290%
5.948% FRN 10/15/32 (a)	465,000	459,571
Neuberger Berman Loan Advisers CLO Ltd.
Series 2019-32A, Class AR, 3 mo. USD LIBOR + .990% 5.788% FRN 1/20/32 (a)	1,445,000	1,423,267
Series 2021-43A, Class A, 3 mo. USD LIBOR + 1.130% 5.922% FRN 7/17/35 (a)	685,000	669,120
Octane Receivables Trust, Series 2023-1A, Class A
5.870% 5/21/29 (a)	158,868	159,470
OZLM Ltd., Series 2014-7RA, Class A1R, 3 mo. USD LIBOR + 1.010%
5.802% FRN 7/17/29 (a)	226,892	225,100

	Principal Amount	Value
Palmer Square CLO Ltd., Series 2022-1A, Class A, 3 mo. TSFR + 1.320%
5.959% FRN 4/20/35 (a)	$480,000	$466,878
Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I
3.251% 12/05/51 (a)	628,650	549,802
Progress Residential Trust, Series 2020-SFR2, Class A
2.078% 6/17/37 (a)	434,463	404,164
Symphony CLO Ltd.
Series 2021-26A, Class AR, 3 mo. USD LIBOR + 1.080% 5.888% FRN 4/20/33 (a)	425,000	415,391
Series 2022-31A, Class B, 3 mo. TSFR + 1.850% 6.504% FRN 4/22/35 (a)	410,000	394,791
Verizon Master Trust, Series 2023-1, Class C,
4.980% STEP 1/22/29	250,000	249,950
Wellfleet CLO Ltd., Series 2017-2A, Class A1R, 3 mo. USD LIBOR + 1.060%
5.868% FRN 10/20/29 (a)	429,696	425,350
		17,659,600
Student Loans Asset-Backed Securities — 0.5%
Navient Private Education Refi Loan Trust
Series 2022-A, Class A, 2.230% 7/15/70 (a)	915,008	814,978
Series 2019-FA, Class A2, 2.600% 8/15/68 (a)	302,300	282,076
Series 2020-CA, Class B, 2.830% 11/15/68 (a)	470,000	385,055
SMB Private Education Loan Trust
Series 2020-BA, Class A1A, 1.290% 7/15/53 (a)	179,308	161,803
Series 2021-A, Class B, 2.310% 1/15/53 (a)	570,000	512,735
Series 2018-A, Class A2A, 3.500% 2/15/36 (a)	612,444	597,678
		2,754,325
Whole Loan Collateral Collateralized Mortgage Obligations — 1.6%
Angel Oak Mortgage Trust
Series 2021-4, Class A3, 1.446% VRN 1/20/65 (a) (f)	284,680	233,138
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (f)	62,634	57,149
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (a)	304,753	269,751

The accompanying notes are an integral part of the financial statements.

28

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-5, Class M1, 2.970% VRN 5/25/65 (a) (f)	$275,000	$221,827
Bayview MSR Opportunity Master Fund Trust
Series 2021-2, Class A20, 2.500% VRN 6/25/51 (a) (f)	932,535	730,984
Series 2021-4, Class A20, 2.500% VRN 10/25/51 (a) (f)	423,806	332,208
BINOM Securitization Trust, Series 2021-INV1, Class A1,
2.034% VRN 6/25/56 (a) (f)	290,179	249,893
CIM Trust, Series 2021-INV1, Class A29,
2.500% VRN 7/01/51 (a) (f)	594,956	466,366
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
3.000% VRN 11/27/51 (a) (f)	220,768	179,201
COLT Mortgage Loan Trust, Series 2020-3, Class A1,
1.506% VRN 4/27/65 (a) (f)	45,188	41,965
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (a) (f)	14,670	14,077
Series 2020-1INV, Class A11, 1 mo. USD LIBOR + .850% 5.467% FRN 3/25/50 (a)	86,589	79,628
Galton Funding Mortgage Trust
Series 2019-H1, Class A3, 2.964% VRN 10/25/59 (a) (f)	310,210	296,487
Series 2018-1, Class A23, 3.500% VRN 11/25/57 (a) (f)	22,547	20,463
GS Mortgage-Backed Securities Trust
Series 2021-GR1, Class A4, 2.500% VRN 11/25/51 (a) (f)	449,199	352,393
Series 2021-GR2, Class A4, 2.500% VRN 2/25/52 (a) (f)	462,375	362,730
Series 2020-INV1, Class A14, 2.930% VRN 10/25/50 (a) (f)	246,771	213,659
Hundred Acre Wood Trust
Series 2021,Class A, 2.500% VRN 7/25/51 (a) (f)	849,367	665,791
Series 2021-INV2, Class A27, 2.500% VRN 10/25/51 (a) (f)	269,970	211,621
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
1.073% VRN 9/25/56 (a) (f)	209,964	169,271
JP Morgan Mortgage Trust
Series 2020-LTV1, Class B1, 3.283% VRN 6/25/50 (a) (f)	354,782	281,112
Series 2019-INV3, Class A15, 3.500% VRN 5/25/50 (a) (f)	100,123	91,035

	Principal Amount	Value
Series 2019-INV3, Class A3, 3.500% VRN 5/25/50 (a) (f)	$116,304	$106,058
Series 2020-LTV1, Class A15, 3.500% VRN 6/25/50 (a) (f)	11,562	11,111
Series 2020-LTV1, Class A3, 3.500% VRN 6/25/50 (a) (f)	27,046	26,024
Series 2020-INV1, Class A3, 3.500% VRN 8/25/50 (a) (f)	97,542	87,538
Series 2020-5, Class B2, 3.583% VRN 12/25/50 (a) (f)	334,240	275,886
Series 2020-INV1, Class A11, 1 mo. USD LIBOR + .830% 5.447% FRN 8/25/50 (a)	61,776	57,086
Onslow Bay Financial LLC
Series 2019-EXP3, Class 1A8, 3.500% VRN 10/25/59 (a) (f)	55,730	50,115
Series 2020-EXP1, Class 1A8, 3.500% VRN 2/25/60 (a) (f)	260,820	232,658
Series 2019-INV2, Class A25, 4.000% VRN 5/27/49 (a) (f)	106,960	100,351
Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (a) (f)	83,536	77,151
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (f)	44,835	41,619
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (f)	55,734	52,888
Series 2018-CH1, Class A19, 4.000% VRN 3/25/48 (a) (f)	73,621	68,696
Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (a) (f)	22,090	20,465
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (a) (f)	8,581	8,341
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (f)	3,608	3,563
SG Residential Mortgage Trust, Series 2019-3, Class A1,
2.703% VRN 9/25/59 (a) (f)	13,815	13,322
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 1 mo. USD LIBOR + 1.000%
5.845% FRN 10/25/59 (a)	112,921	111,471
TRK Trust, Series 2021-INV1, Class A1,
1.153% VRN 7/25/56 (a) (f)	287,924	242,685
Verus Securitization Trust
Series 2021-5, Class A2, 1.218% VRN 9/25/66 (a) (f)	287,480	230,338
Series 2019-4, Class A1, 2.642% STEP 11/25/59 (a)	114,126	109,016
Series 2022-1, Class A1, 2.724% STEP 1/25/67 (a)	744,740	667,037

The accompanying notes are an integral part of the financial statements.

29

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-INV2, Class A2, 3.117% VRN 7/25/59 (a) (f)	$183,888	$177,229
Series 2020-INV1, Class A3, 3.889% VRN 3/25/60 (a) (f)	100,000	95,393
Series 2023-INV1, Class A1, 5.999% VRN 2/25/68 (a) (f)	636,101	638,845
		9,045,635

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $52,366,590)		48,202,032

SOVEREIGN DEBT OBLIGATIONS — 18.5%
Albania Government International Bond
3.500% 10/09/25 EUR (a) (b)	160,000	162,998
3.500% 6/16/27 EUR (a) (b)	105,000	102,409
3.500% 11/23/31 EUR (a) (b)	490,000	439,982
Australia Government International Bond
1.250% 5/21/32 AUD (b)	1,464,000	822,097
3.000% 3/21/47 AUD (a) (b)	738,000	431,152
4.500% 4/21/33 AUD (a) (b)	3,673,000	2,704,087
Brazil Notas do Tesouro Nacional Serie B
6.000% 5/15/25 BRL (b)	270,000	223,322
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/27 BRL (b)	2,855,000	528,992
10.000% 1/01/31 BRL (b)	6,752,000	1,198,896
Bulgaria Government International Bond
4.500% 1/27/33 EUR (a) (b)	230,000	244,367
Bundesrepublik Deutschland Bundesanleihe
8/15/52EUR (a) (b)	710,210	395,434
Canadian Government International Bond
1.250% 3/01/27 CAD (b)	8,176,000	5,630,533
Canadian Government Real Return Bond
4.000% 12/01/31 CAD (b)	1,722,579	1,583,986
Colombian TES
6.000% 4/28/28 COP (b)	1,597,700,000	274,427
7.000% 3/26/31 COP (b)	2,016,100,000	331,949
13.250% 2/09/33 COP (b)	50,100,000	11,631
Cyprus Government International Bond
0.950% 1/20/32 EUR (a) (b)	610,000	511,127
2.750% 2/26/34 EUR (a) (b)	93,000	87,382
2.750% 5/03/49 EUR (a) (b)	99,000	84,468

	Principal Amount	Value
3.750% 7/26/23 EUR (a) (b)	$100,000	$108,489
3.750% 7/26/23 EUR (a) (b)	120,000	130,187
Czech Republic Government International Bond
2.400% 9/17/25 CZK (a) (b)	19,590,000	845,778
2.750% 7/23/29 CZK (b)	34,640,000	1,426,425
Deutsche Bundesrepublik Inflation Linked Bond
0.100% 4/15/26 EUR (a) (b)	2,355,478	2,563,324
0.500% 4/15/30 EUR (a) (b)	1,987,866	2,245,851
French Republic Government Bond OAT
0.000% 5/25/32 EUR (a) (b)	2,662,000	2,245,605
1.250% 5/25/36 EUR (a) (b)	1,713,000	1,495,294
Hellenic Republic Government Bond
0.750% 6/18/31 EUR (a) (b)	585,000	484,255
Hungary Government International Bond
2.250% 4/20/33 HUF (b)	666,170,000	1,136,505
4.750% 11/24/32 HUF (b)	53,110,000	114,695
5.000% 2/22/27 EUR (a) (b)	247,000	269,561
Iceland Government International Bond
4/15/28EUR (a) (b)	346,000	310,902
India Government Bond
7.260% 8/22/32 INR (b)	94,100,000	1,140,433
Indonesia Government International Bond
3.750% 6/14/28 EUR (a) (b)	1,280,000	1,363,867
6.500% 2/15/31 IDR (b)	20,656,000,000	1,367,929
Indonesia Treasury Bond
6.375% 8/15/28 IDR (b)	11,696,000,000	780,082
6.375% 4/15/32 IDR (b)	8,575,000,000	559,123
Ireland Government International Bond
1.500% 5/15/50 EUR (a) (b)	73,000	54,921
2.000% 2/18/45 EUR (a) (b)	191,000	168,302
Israel Government International Bond
1.500% 1/18/27 EUR (a) (b)	530,000	525,549
1.750% 8/31/25 ILS (b)	4,274,000	1,138,454
3.750% 3/31/47 ILS (b)	369,000	98,260
5.500% 1/31/42 ILS (b)	3,138,000	1,052,030
Italy Buoni Poliennali Del Tesoro
2.800% 3/01/67 EUR (a) (b)	1,022,000	774,725
3.400% 4/01/28 EUR (a) (b)	859,000	923,145
4.400% 5/01/33 EUR (a) (b)	3,843,000	4,274,827
Ivory Coast Government International Bond
5.875% 10/17/31 EUR (a) (b)	465,000	413,268
Japan Government CPI Linked Bond
0.005% 3/10/31 JPY (b)	195,060,231	1,526,399

The accompanying notes are an integral part of the financial statements.

30

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
0.100% 3/10/24 JPY (b)	$111,595,300	$855,193
0.100% 9/10/24 JPY (b)	293,600,600	2,263,229
0.100% 3/10/25 JPY (b)	263,800,500	2,036,494
Japan Government Ten Year Bond
0.400% 3/20/25 JPY (b)	336,200,000	2,555,424
Japan Government Thirty Year Bond
0.700% 12/20/51 JPY (b)	20,300,000	132,025
1.000% 3/20/52 JPY (b)	329,400,000	2,317,969
1.300% 6/20/52 JPY (b)	221,250,000	1,675,934
1.400% 9/20/52 JPY (b)	234,950,000	1,823,930
1.700% 9/20/44 JPY (b)	245,550,000	2,064,617
Latvia Government International Bond
0.375% 10/07/26 EUR (a) (b)	2,114,000	2,041,360
Malaysia Government International Bond
4.065% 6/15/50 MYR (b)	2,120,000	451,775
4.642% 11/07/33 MYR (b)	1,255,000	300,995
4.736% 3/15/46 MYR (b)	5,640,000	1,340,332
4.921% 7/06/48 MYR (b)	6,150,000	1,482,363
4.935% 9/30/43 MYR (b)	325,000	79,587
Mexican Bonos
7.500% 5/26/33 MXN (b)	23,866,000	1,207,246
8.500% 5/31/29 MXN (b)	4,567,000	249,353
8.500% 11/18/38 MXN (b)	18,900,000	1,001,039
New South Wales Treasury Corp.
4.000% 5/20/26 AUD (a) (b)	860,000	585,164
4.000% 5/20/26 AUD (a) (b)	680,000	462,688
North Macedonia Government International Bond
1.625% 3/10/28 EUR (a) (b)	400,000	342,674
6.960% 3/13/27 EUR (a) (b)	150,000	163,236
Norway Government International Bond
3.000% 3/14/24 NOK (a) (b)	2,700,000	256,990
Panama Government International Bond
6.400% 2/14/35	200,000	208,215
6.853% 3/28/54	200,000	205,125
Philippine Government International Bond
0.250% 4/28/25 EUR (b)	125,000	124,989
Province of Ontario Canada
3.500% 6/02/43 CAD (b)	62,000	42,035
3.500% 6/02/43 CAD (b)	76,000	51,527
Republic of Austria Government Bond
0.750% 3/20/51 EUR (a) (b)	1,074,000	672,342
Republic of South Africa Government Bond
7.000% 2/28/31 ZAR (b)	13,985,000	649,649
10.500% 12/21/26 ZAR (b)	12,923,000	771,911

	Principal Amount	Value
Romania Government Bond
4.750% 10/11/34 RON (b)	$5,975,000	$1,028,299
Romanian Government International Bond
2.125% 3/07/28 EUR (a) (b)	430,000	397,093
2.875% 10/28/24 EUR (a) (b)	100,000	106,487
2.875% 5/26/28 EUR (a) (b)	560,000	533,596
3.624% 5/26/30 EUR (a) (b)	509,000	466,449
Senegal Government International Bond
4.750% 3/13/28 EUR (a) (b)	180,000	163,703
5.375% 6/08/37 EUR (a) (b)	255,000	176,980
Serbia Government International Bond
1.000% 9/23/28 EUR (a) (b)	850,000	709,934
1.500% 6/26/29 EUR (a) (b)	282,000	232,959
1.650% 3/03/33 EUR (a) (b)	435,000	310,285
2.050% 9/23/36 EUR (a) (b)	280,000	182,825
2.050% 9/23/36 EUR (a) (b)	375,000	244,854
Serbia Treasury Bond
4.500% 8/20/32 RSD (b)	25,360,000	196,646
Singapore Government International Bond
0.500% 11/01/25 SGD (b)	1,350,000	950,479
1.625% 7/01/31 SGD (b)	1,248,000	846,817
2.375% 6/01/25 SGD (b)	480,000	355,026
2.875% 7/01/29 SGD (b)	4,270,000	3,192,553
Slovenia Government International Bond
0.000% 2/12/31 EUR (a) (b)	155,000	130,114
1.500% 3/25/35 EUR (a) (b)	243,000	210,669
1.750% 11/03/40 EUR (a) (b)	450,000	368,657
2.250% 3/03/32 EUR (a) (b)	170,000	169,351
3.125% 8/07/45 EUR (a) (b)	1,035,000	1,033,738
Spain Government Bond
1/31/28EUR (b)	1,726,000	1,624,726
Sweden Government International Bond
2.250% 6/01/32 SEK (a) (b)	33,150,000	3,196,313
Thailand Government International Bond
2.000% 12/17/31 THB (b)	84,934,000	2,422,439
3.650% 6/20/31 THB (b)	19,528,000	628,706
United Kingdom Gilt
0.625% 6/07/25 GBP (a) (b)	1,393,000	1,617,396
0.625% 10/22/50 GBP (a) (b)	578,000	326,574
1.500% 7/22/26 GBP (a) (b)	3,289,000	3,807,931
4.250% 12/07/46 GBP (a) (b)	209,000	271,858
United Kingdom Inflation-Linked Gilt
0.125% 3/22/26 GBP (a) (b)	832,946	1,036,295

The accompanying notes are an integral part of the financial statements.

31

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
0.125% 8/10/28 GBP (a) (b)	$2,758,726	$3,482,402
		104,144,988

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $113,876,242)		104,144,988

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (g) — 24.1%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4977, Class IO 4.500% 5/25/50	249,998	47,129
Government National Mortgage Association Series 2022-63, Class LM 3.500% 10/20/50	260,000	231,871
		279,000
Pass-Through Securities — 23.2%
Federal Home Loan Mortgage Corp.
Pool #SB8147 1.500% 4/01/37	328,818	289,115
Pool #RB5148 2.000% 3/01/42	859,825	732,615
Pool #RA3046 2.000% 7/01/50	26,837	22,259
Pool #RA5258 2.000% 5/01/51	849,446	702,535
Pool #SD8146 2.000% 5/01/51	521,879	432,110
Pool #QC2565 2.000% 6/01/51	31,427	25,992
Pool #RA6505 2.000% 12/01/51	1,449,177	1,197,637
Pool #QD9658 2.000% 2/01/52	33,644	27,794
Pool #SD8199 2.000% 3/01/52	5,231,499	4,323,446
Pool #SD1217 2.000% 3/01/52	240,452	199,918
Pool #SD8204 2.000% 4/01/52	220,683	182,378
Pool #RA7324 2.000% 5/01/52	146,828	121,985
Pool #SD8218 2.000% 6/01/52	221,926	183,336
Pool #RB5149 2.500% 3/01/42	667,663	589,441
Pool #SD7535 2.500% 2/01/51	1,263,851	1,103,538
Pool #QC1292 2.500% 5/01/51	19,575	16,869
Pool #QC3425 2.500% 6/01/51	240,884	207,581
Pool #QC2902 2.500% 6/01/51	38,443	33,585
Pool #QC3551 2.500% 7/01/51	22,163	19,099
Pool #QC5137 2.500% 8/01/51	62,472	53,836
Pool #QC5575 2.500% 8/01/51	78,211	67,398
Pool #RA6623 2.500% 1/01/52	1,089,962	944,042
Pool #SD0854 2.500% 1/01/52	91,248	78,661
Pool #SD8200 2.500% 3/01/52	679,853	586,288
Pool #SD8212 2.500% 5/01/52	2,761,634	2,381,562
Pool #ZS7930 3.000% 1/01/33	392,510	374,919
Pool #RB5162 3.000% 6/01/42	118,181	108,127
Pool #RB5166 3.000% 7/01/42	66,365	60,719
Pool #RB5173 3.000% 8/01/42	56,089	51,177

	Principal Amount	Value
Pool #SD1497 3.000% 4/01/43	$308,708	$287,356
Pool #ZS4693 3.000% 12/01/46	70,387	64,355
Pool #G08756 3.000% 4/01/47	30,075	27,499
Pool #SD0080 3.000% 9/01/49	135,637	124,235
Pool #SD7531 3.000% 12/01/50	158,901	144,203
Pool #RA6348 3.000% 11/01/51	433,307	388,963
Pool #QD8560 3.000% 3/01/52	386,882	346,987
Pool #SD8220 3.000% 6/01/52	646,572	579,695
Pool #QE4043 3.000% 6/01/52	461,117	413,278
Pool #SD7555 3.000% 8/01/52	919,353	832,162
Pool #SB0015 3.500% 6/01/33	140,930	136,866
Pool #U90690 3.500% 6/01/42	47,627	45,121
Pool #U99051 3.500% 6/01/43	47,212	44,723
Pool #ZM3532 3.500% 6/01/47	183,798	173,062
Pool #ZT0179 3.500% 11/01/47	291,610	276,308
Pool #RA1202 3.500% 8/01/49	110,255	103,900
Pool #SD0212 3.500% 12/01/49	154,057	145,131
Pool #SD1361 3.500% 2/01/50	825,676	783,380
Pool #SD0617 3.500% 11/01/50	105,819	99,621
Pool #SB8171 4.000% 6/01/37	66,442	65,457
Pool #SB0727 4.000% 8/01/37	226,092	222,885
Pool #RA1906 4.000% 12/01/49	194,229	188,252
Pool #SD8039 4.000% 1/01/50	237,795	229,660
Pool #SD1035 4.000% 5/01/52	223,069	213,730
Pool #SD0422 4.500% 7/01/45	118,445	119,169
Pool #RA2607 4.500% 5/01/50	48,866	48,353
Pool #ZS3941 5.000% 12/01/41	35,877	36,857
Pool #QF0658 5.000% 8/01/52	760,839	762,893
Pool #QF1305 5.000% 10/01/52	69,601	69,376
Federal National Mortgage Association
Pool #MA4581 1.500% 4/01/37	675,808	594,630
Pool #MA4601 1.500% 5/01/37	563,413	495,384
Pool #FS2037 1.500% 5/01/37	794,198	698,302
Pool #MA4519 1.500% 1/01/42	589,157	481,866
Pool #MA4582 2.000% 4/01/37	285,260	257,443
Pool #MA4602 2.000% 5/01/37	1,450,746	1,309,275
Pool #MA4586 2.000% 4/01/42	1,005,435	856,682
Pool #FS2763 2.000% 8/01/42	48,579	41,392
Pool #CA6587 2.000% 8/01/50	115,244	95,745
Pool #MA4158 2.000% 10/01/50	272,687	226,208
Pool #MA4325 2.000% 5/01/51	2,354,024	1,949,105
Pool #CB2357 2.000% 12/01/51	1,186,220	980,323
Pool #CB2766 2.000% 2/01/52	365,908	302,396
Pool #CB2848 2.000% 2/01/52	586,476	484,679
Pool #FS0733 2.000% 2/01/52	524,021	435,357
Pool #MA4547 2.000% 2/01/52	588,076	486,001
Pool #FS1618 2.000% 3/01/52	270,607	224,821
Pool #MA4562 2.000% 3/01/52	5,692,389	4,704,338
Pool #MA4577 2.000% 4/01/52	626,288	517,385

The accompanying notes are an integral part of the financial statements.

32

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS1571 2.000% 4/01/52	$25,690	$21,223
Pool #MA4622 2.000% 6/01/52	691,535	571,286
Pool #BM3859 2.500% 8/01/31	90,233	85,532
Pool #BC9043 2.500% 11/01/31	276,181	261,190
Pool #BM1890 2.500% 1/01/32	65,608	62,293
Pool #CB3210 2.500% 3/01/37	1,610,298	1,493,203
Pool #MA4628 2.500% 6/01/37	503,810	467,018
Pool #CB4726 2.500% 9/01/37	130,329	120,974
Pool #MA4326 2.500% 5/01/51	920,576	794,744
Pool #BT1265 2.500% 6/01/51	337,007	290,415
Pool #BT0163 2.500% 6/01/51	51,817	45,269
Pool #CB1331 2.500% 8/01/51	735,629	635,077
Pool #FM8320 2.500% 8/01/51	79,221	68,269
Pool #CB1783 2.500% 10/01/51	1,497,506	1,292,346
Pool #CB1866 2.500% 10/01/51	1,134,671	979,220
Pool #CB2635 2.500% 1/01/52	1,226,166	1,057,413
Pool #CB2538 2.500% 1/01/52	1,086,046	940,651
Pool #CB2638 2.500% 1/01/52	1,265,339	1,091,195
Pool #CB2804 2.500% 2/01/52	744,501	644,830
Pool #FS2573 2.500% 3/01/52	85,793	74,629
Pool #MA4578 2.500% 4/01/52	1,717,112	1,480,793
Pool #FS1629 2.500% 4/01/52	79,811	68,802
Pool #CB3665 2.500% 5/01/52	242,508	209,057
Pool #AS7056 3.000% 4/01/31	211,368	202,952
Pool #BM5111 3.000% 11/01/33	99,030	94,592
Pool #CA4885 3.000% 12/01/34	367,419	350,034
Pool #BO7256 3.000% 1/01/35	185,229	176,349
Pool #FM2547 3.000% 2/01/35	113,680	108,301
Pool #FM8540 3.000% 11/01/35	205,932	197,218
Pool #AL9412 3.000% 11/01/36	212,656	201,210
Pool #CA5597 3.000% 4/01/40	836,475	779,167
Pool #MA4632 3.000% 6/01/42	30,447	27,857
Pool #MA4695 3.000% 7/01/42	177,153	161,639
Pool #BM4221 3.000% 1/01/43	121,615	113,079
Pool #BM5468 3.000% 2/01/43	184,544	171,579
Pool #AB9248 3.000% 5/01/43	47,569	43,864
Pool #AU1629 3.000% 7/01/43	13,467	12,418
Pool #AS0406 3.000% 9/01/43	76,434	70,887
Pool #BM5469 3.000% 3/01/44	345,690	318,765
Pool #BM3380 3.000% 6/01/46	306,166	282,703
Pool #MA2670 3.000% 7/01/46	108,844	99,618
Pool #BD8462 3.000% 11/01/46	1,192,941	1,095,180
Pool #MA2806 3.000% 11/01/46	204,976	187,410
Pool #AS8295 3.000% 11/01/46	271,861	250,347
Pool #MA2956 3.000% 4/01/47	134,230	122,601
Pool #BM1418 3.000% 4/01/47	1,366,848	1,254,837
Pool #FM1000 3.000% 4/01/47	170,831	156,191
Pool #BM4744 3.000% 6/01/47	117,116	107,848
Pool #FM1572 3.000% 9/01/48	243,087	222,255

	Principal Amount	Value
Pool #FM5499 3.000% 2/01/49	$159,937	$146,231
Pool #FM1445 3.000% 8/01/49	116,004	106,253
Pool #CA4108 3.000% 9/01/49	755,417	688,613
Pool #FM2870 3.000% 3/01/50	209,535	190,547
Pool #CA5540 3.000% 4/01/50	13,717	12,461
Pool #CA6314 3.000% 7/01/50	192,475	172,988
Pool #BQ1348 3.000% 8/01/50	131,469	118,487
Pool #CA6738 3.000% 8/01/50	229,232	206,597
Pool #BQ5052 3.000% 9/01/50	6,843	6,200
Pool #FM7072 3.000% 4/01/51	676,277	613,513
Pool #CB2432 3.000% 12/01/51	29,276	26,244
Pool #FM3462 3.500% 12/01/33	304,782	296,620
Pool #AS4449 3.500% 2/01/35	97,392	94,594
Pool #FM3340 3.500% 5/01/35	9,355	9,061
Pool #FM8137 3.500% 9/01/35	99,393	96,917
Pool #MA1283 3.500% 12/01/42	39,809	37,658
Pool #MA1373 3.500% 3/01/43	61,602	58,256
Pool #MA1437 3.500% 5/01/43	57,702	54,602
Pool #MA1546 3.500% 8/01/43	139,235	131,755
Pool #AL6167 3.500% 1/01/44	551,799	521,854
Pool #AS5182 3.500% 6/01/45	355,561	336,014
Pool #BC1747 3.500% 1/01/46	902,175	852,295
Pool #BM5785 3.500% 9/01/46	92,071	87,009
Pool #FS1400 3.500% 7/01/47	24,403	23,344
Pool #BM4582 3.500% 8/01/47	104,711	99,347
Pool #BM3122 3.500% 10/01/47	1,036,359	981,976
Pool #CA0858 3.500% 12/01/47	48,032	45,166
Pool #MA3210 3.500% 12/01/47	33,438	31,453
Pool #MA3238 3.500% 1/01/48	204,310	192,120
Pool #BH9277 3.500% 2/01/48	364,369	342,629
Pool #FM1001 3.500% 11/01/48	43,786	41,188
Pool #FM8196 3.500% 12/01/48	723,297	681,047
Pool #FM3972 3.500% 7/01/50	245,330	229,505
Pool #FM8086 3.500% 7/01/51	117,223	109,140
Pool #MA4514 3.500% 1/01/52	504,773	469,229
Pool #BV3533 3.500% 2/01/52	39,823	36,980
Pool #FS1694 4.000% 7/01/35	125,854	124,501
Pool #FS1883 4.000% 6/01/37	138,605	136,552
Pool #BF0198 4.000% 11/01/40	98,408	96,633
Pool #MA0639 4.000% 2/01/41	316,291	309,767
Pool #BM3385 4.000% 6/01/45	522,510	509,983
Pool #FS1042 4.000% 9/01/45	518,443	507,702
Pool #FM2673 4.000% 10/01/45	788,735	772,273
Pool #FS2119 4.000% 3/01/46	91,070	89,177
Pool #AL8387 4.000% 3/01/46	566,546	552,964
Pool #MA3088 4.000% 8/01/47	30,189	29,324
Pool #MA3121 4.000% 9/01/47	275,472	267,577
Pool #MA3467 4.000% 9/01/48	3,891	3,772
Pool #BM5527 4.000% 10/01/48	98,378	95,835

The accompanying notes are an integral part of the financial statements.

33

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BM5147 4.000% 10/01/48	$24,054	$23,530
Pool #FM3664 4.000% 3/01/49	368,950	357,568
Pool #CA3503 4.000% 5/01/49	51,089	49,453
Pool #CA4571 4.000% 11/01/49	78,743	76,099
Pool #CA4823 4.000% 12/01/49	107,730	104,079
Pool #FS1792 4.000% 5/01/52	223,306	214,097
Pool #CB4379 4.000% 8/01/52	211,033	201,984
Pool #MA4700 4.000% 8/01/52	58,101	55,537
Pool #MA4732 4.000% 9/01/52	274,217	262,030
Pool #AL0065 4.500% 4/01/41	183,205	184,533
Pool #AI1888 4.500% 5/01/41	201,711	203,204
Pool #AL0160 4.500% 5/01/41	265,442	267,297
Pool #AL6536 4.500% 3/01/45	271,688	273,227
Pool #BM4185 4.500% 9/01/46	149,566	150,273
Pool #FM2899 4.500% 11/01/46	340,814	343,050
Pool #FM5708 4.500% 5/01/47	167,852	169,104
Pool #BM3148 4.500% 11/01/47	136,825	137,129
Pool #BM4343 4.500% 5/01/48	140,871	141,184
Pool #CA2207 4.500% 8/01/48	30,188	29,982
Pool #CA5186 4.500% 1/01/50	25,114	24,882
Pool #CA5696 4.500% 5/01/50	77,996	76,587
Pool #MA4656 4.500% 7/01/52	871,174	853,716
Pool #MA4701 4.500% 8/01/52	592,723	580,290
Pool #MA4805 4.500% 11/01/52	210,019	205,679
Pool #AD6438 5.000% 6/01/40	47,130	48,417
Pool #FM8543 5.000% 11/01/44	197,967	203,577
Pool #AL9893 5.000% 2/01/45	257,834	263,928
Pool #FM4212 5.000% 12/01/47	404,174	411,870
Pool #FS1510 5.000% 10/01/48	298,710	306,575
Pool #FS2620 5.000% 8/01/52	46,272	46,267
Pool #BW7752 5.000% 10/01/52	99,433	99,112
Pool #BM3279 5.500% 5/01/44	618,300	642,538
Pool #BM4971 6.000% 7/01/41	179,963	189,506
Pool #MA4876 6.000% 12/01/52	729,114	745,462
Pool #MA4894 6.000% 1/01/53 (e)	1,771,005	1,809,054
Pool #FS3820 6.000% 1/01/53	781,476	812,186
Pool #CB5702 6.000% 2/01/53	842,867	875,989
Government National Mortgage Association
Pool #MA7472 2.500% 7/20/51	739,284	652,478
Pool #AA5821 3.000% 11/15/42	39,473	36,813
Pool #MA0852 3.500% 3/20/43	112,082	107,584
Pool # 784346 3.500% 7/20/47	24,773	23,570
Pool # 784793 3.500% 12/20/47	6,580	6,236
Pool #MA5234 4.500% 11/20/41	134,813	135,906
Government National Mortgage Association II
Pool #MA7736 1.500% 12/20/36	71,881	62,910
Pool #MA7796 1.500% 1/20/37	91,941	80,466

	Principal Amount	Value
Pool #MA7851 1.500% 2/20/37	$180,186	$157,698
Pool #MA8015 1.500% 5/20/37	152,907	133,823
Pool #MA7254 2.000% 3/20/51	520,693	443,260
Pool #MA7471 2.000% 7/20/51	1,807,113	1,538,236
Pool #MA7533 2.000% 8/20/51	2,523,082	2,147,677
Pool #MA7826 2.000% 1/20/52	791,184	671,363
Pool #MA7935 2.000% 3/20/52	522,342	443,073
Pool #MA6819 2.500% 8/20/50	318,663	282,266
Pool #MA7589 2.500% 9/20/51	383,331	337,841
Pool #MA7649 2.500% 10/20/51	2,449,473	2,158,796
Pool #MA7705 2.500% 11/20/51	618,336	544,862
Pool #MA7767 2.500% 12/20/51	1,311,352	1,155,120
Pool #MA7936 2.500% 3/20/52	214,171	188,387
Pool #MA2600 3.000% 2/20/45	77,525	71,797
Pool #MA2891 3.000% 6/20/45	631,518	584,464
Pool #MA3662 3.000% 5/20/46	100,841	93,169
Pool #MA3802 3.000% 7/20/46	47,947	44,239
Pool #MA3873 3.000% 8/20/46	278,130	256,624
Pool #MA4195 3.000% 1/20/47	338,874	312,566
Pool #MA6144 3.000% 9/20/49	13,090	11,612
Pool #MA6209 3.000% 10/20/49	81,904	72,653
Pool #MA6399 3.000% 1/20/50	40,446	35,802
Pool #MA6531 3.000% 3/20/50	132,656	117,424
Pool #MA6589 3.000% 4/20/50	61,934	54,823
Pool #MA6757 3.000% 7/20/50	107,910	95,520
Pool #MA7473 3.000% 7/20/51	836,314	763,677
Pool #MA7650 3.000% 10/20/51	1,378,224	1,258,090
Pool #MA8098 3.000% 6/20/52	1,024,083	930,818
Pool #MA0318 3.500% 8/20/42	156,851	150,614
Pool #783802 3.500% 4/20/43	178,712	170,458
Pool #MA1012 3.500% 5/20/43	333,181	319,085
Pool #MA1090 3.500% 6/20/43	132,033	126,447
Pool #785587 3.500% 12/20/44	226,034	216,471
Pool #AL1773 3.500% 1/20/45	165,288	156,797
Pool #MA3173 3.500% 10/20/45	217,258	207,183
Pool #MA3310 3.500% 12/20/45	71,270	67,965
Pool #MA3597 3.500% 4/20/46	105,057	100,152
Pool #MA3663 3.500% 5/20/46	82,054	78,224
Pool #MA3736 3.500% 6/20/46	220,318	209,964
Pool #MA3803 3.500% 7/20/46	15,817	15,073
Pool #MA3937 3.500% 9/20/46	105,269	100,255
Pool #786092 3.500% 1/20/47	147,546	140,750
Pool #MA4382 3.500% 4/20/47	19,081	18,161
Pool #MA4586 3.500% 7/20/47	36,170	34,402
Pool #MA4719 3.500% 9/20/47	12,683	12,063
Pool #BC1919 3.500% 9/20/47	48,806	46,177
Pool #MA4900 3.500% 12/20/47	173,738	165,139
Pool #785087 3.500% 2/20/48	576,499	549,405
Pool #MA784472 3.500% 2/20/48	286,394	271,771

The accompanying notes are an integral part of the financial statements.

34

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #785327 3.500% 10/20/49	$64,656	$61,148
Pool #MA3245 4.000% 11/20/45	153,744	150,918
Pool #MA4511 4.000% 6/20/47	95,540	93,366
Pool #MA4720 4.000% 9/20/47	335,587	327,427
Pool #MA4838 4.000% 11/20/47	83,544	81,512
Pool #MA6934 4.000% 10/20/50	796,041	769,720
Pool #MA8346 4.000% 10/20/52	1,378,678	1,325,982
Pool #MA2894 4.500% 6/20/45	144,025	144,981
Pool #MA2963 4.500% 7/20/45	53,659	54,015
Pool #MA3312 4.500% 12/20/45	2,574	2,591
Pool #MA4588 4.500% 7/20/47	251,949	252,992
Pool #MA4654 4.500% 8/20/47	38,925	39,062
Pool #MA5079 4.500% 3/20/48	60,178	60,220
Pool #MA5265 4.500% 6/20/48	207	206
Pool #MA5399 4.500% 8/20/48	50,793	50,607
Pool #MA5711 4.500% 1/20/49	81,441	81,091
Pool #786255 4.500% 9/20/49	70,309	69,941
Pool #MA8347 4.500% 10/20/52	884,547	871,073
Pool #MA4781 5.000% 10/20/47	266,145	272,642
Pool #MA5194 5.000% 5/20/48	56,334	57,340
Pool #BF2644 5.000% 5/20/48	4,628	4,677
Pool #BF2878 5.000% 6/20/48	15,650	15,817
Pool #MA5266 5.000% 6/20/48	396,184	402,513
Pool #MA5988 5.000% 6/20/49	168,568	170,932
Pool #MA5081 5.500% 3/20/48	45,258	47,018
Pool #MA5140 5.500% 4/20/48	34,279	35,612
Pool #MA5195 5.500% 5/20/48	101,472	105,132
Pool #MA5469 5.500% 9/20/48	384	396
Pool #MA5531 5.500% 10/20/48	9,146	9,359
Pool #MA5598 5.500% 11/20/48	45,950	47,120
Pool #MA5654 5.500% 12/20/48	123,798	126,678
Pool #MA5713 5.500% 1/20/49	31,252	31,852
Pool #MA5820 5.500% 3/20/49	33,694	34,552
Pool #MA8493 6.500% 12/20/52	239,479	246,472
Pool #MA8573 7.000% 1/20/53	353,244	365,791
Government National Mortgage Association II TBA
5.500% 4/20/53 (e)	2,415,000	2,442,357
6.000% 4/20/53 (e)	2,335,000	2,378,964
Uniform Mortgage Backed Securities TBA
2.000% 4/17/38 (e)	550,000	496,375
2.000% 4/13/53 (e)	5,900,000	4,873,492
2.500% 4/13/53 (e)	4,315,000	3,718,654
3.000% 4/13/53 (e)	2,675,000	2,397,887
3.500% 4/13/53 (e)	2,025,000	1,880,086
4.000% 4/13/53 (e)	1,665,000	1,591,376
4.500% 4/13/53 (e)	1,095,000	1,072,245
5.000% 4/13/53 (e)	785,000	782,547
5.500% 4/13/53 (e)	1,540,000	1,555,400

	Principal Amount	Value
6.000% 4/13/53 (e)	$485,000	$495,003
6.500% 4/13/53 (e)	1,300,000	1,341,641
		130,485,030
Whole Loans — 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, 30 day SOFR + 2.300%
6.860% FRN 8/25/33 (a)	260,000	256,288
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, REMICS
Series 2021-HQA1, Class M1, 30 day SOFR + .700% 5.260% FRN 8/25/33 (a)	1,281	1,280
Series 2022-DNA1, Class M1B, 30 day SOFR + 1.850% 6.410% FRN 1/25/42 (a)	535,000	505,665
Series 2023-DNA1, Class M1A, 30 day SOFR + 2.100% 6.658% FRN 3/25/43 (a)	80,000	80,117
Series 2022-DNA4, Class M1A, 30 day SOFR + 2.200% 6.760% FRN 5/25/42 (a)	341,535	342,909
Series 2022-DNA5, Class M1A, 30 day SOFR + 2.950% 7.510% FRN 6/25/42 (a)	711,643	723,929
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, 30 day SOFR + 1.000% 5.560% FRN 12/25/41 (a)	75,994	75,068
Series 2022-R02, Class 2M1, 30 day SOFR + 1.200% 5.760% FRN 1/25/42 (a)	878,692	871,004
Series 2021-R03, Class 1M2, 30 day SOFR + 1.650% 6.210% FRN 12/25/41 (a)	345,000	326,782
Series 2022-R03, Class 1M1, 30 day SOFR + 2.100% 6.660% FRN 3/25/42 (a)	237,405	237,692
Series 2023-R02, Class 1M1, 30 day SOFR + 2.300% 6.868% FRN 1/25/43 (a)	692,686	692,681
Series 2023-R01, Class 1M1, 30 day SOFR + 2.400% 6.968% FRN 12/25/42 (a)	509,532	509,529
Series 2017-C06, Class 1M2B, 1 mo. USD LIBOR + 2.650% 7.495% FRN 2/25/30	313,589	315,246

The accompanying notes are an integral part of the financial statements.

35

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2022-R07, Class 1M1, 30 day SOFR + 2.950% 7.518% FRN 6/25/42 (a)	$207,601	$211,040
		5,149,230

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $142,725,968)		135,913,260

U.S. TREASURY OBLIGATIONS — 16.9%
U.S. Treasury Bonds & Notes — 16.9%
U.S. Treasury Bond
3.000% 8/15/52	8,900,000	7,780,674
3.375% 8/15/42	11,400,000	10,683,557
3.625% 2/15/53	7,890,000	7,799,474
3.875% 2/15/43	4,215,000	4,245,367
4.000% 11/15/42	8,030,000	8,233,105
4.000% 11/15/52	7,980,000	8,432,752
U.S. Treasury Note
3.000% 7/15/25 (h)	8,535,000	8,345,309
3.125% 8/31/27	2,660,000	2,599,466
3.875% 1/15/26	12,245,000	12,237,428
3.875% 11/30/27	1,100,000	1,110,309
3.875% 11/30/29	3,420,000	3,476,398
4.000% 2/15/26	5,220,000	5,237,125
4.125% 9/30/27	8,685,000	8,840,547
4.125% 10/31/27	1,400,000	1,425,685
4.125% 11/15/32 (h)	4,445,000	4,667,467
		95,114,663

TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,880,488)		95,114,663

TOTAL BONDS & NOTES (Cost $577,714,912)		543,163,419

TOTAL PURCHASED OPTIONS(#) — 0.0% (Cost $58,590)		60,790

	Number of Shares	Value
MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	1,035,635	$1,035,635

TOTAL MUTUAL FUNDS (Cost $1,035,635)		1,035,635

TOTAL LONG-TERM INVESTMENTS (Cost $578,809,137)		544,259,844

SHORT-TERM INVESTMENTS — 8.7%
Mutual Fund — 6.4%
T. Rowe Price Government Reserve Investment Fund	35,938,380	35,938,380
	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (j)	$2,034,783	2,034,783
Sovereign Debt Obligations — 1.9%
Canadian Treasury Bill
0.000% 6/08/23 CAD (b) (k)	1,914,000	1,404,635
4.402% 4/13/23 CAD (b) (k)	2,100,000	1,551,541
Japan Treasury Discount Bill
0.000% 5/10/23 JPY (b) (k)	677,000,000	5,100,118
0.000% 7/10/23 JPY (b) (k)	393,650,000	2,966,513

TOTAL SHORT-TERM INVESTMENTS (Cost $48,718,929)		48,995,970

TOTAL INVESTMENTS — 105.4% (Cost $627,528,066) (l)		593,255,814

Other Assets/(Liabilities) — (5.4)%		(30,216,366)

NET ASSETS — 100.0%		$563,039,448

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

The accompanying notes are an integral part of the financial statements.

36

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $147,293,877 or 26.16% of net assets.

(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $1,212,472 or 0.22% of net assets. The Fund received $205,891 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Security is perpetual and has no stated maturity date.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

(f)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2023.

(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)

Maturity value of $2,035,027. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $2,075,498.

(k)	The rate shown represents yield-to-maturity.
(l)	See Note 6 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put JPY Call	Bank of America N.A.*	4/10/23	132.00	1,500,000	USD	1,500,000	$7,360	$9,263	$(1,903)
USD Put EUR Call	Citibank N.A.*	6/13/23	1.10	4,610,000	USD	4,610,000	53,430	49,327	4,103
							$60,790	$58,590	$2,200

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Bank of America N.A.*	4/06/23	USD	9,921,382,631	INR	756,124	$(5,768)
Bank of America N.A.*	4/07/23	TWD	37,323,860	USD	1,232,841	(6,998)
Bank of America N.A.*	4/07/23	USD	37,323,860	TWD	1,226,871	1,028
Bank of America N.A.*	4/14/23	MXN	7,751,000	USD	411,822	17,465
Bank of America N.A.*	4/14/23	CZK	6,251,192	USD	280,855	7,860
Bank of America N.A.*	4/21/23	USD	1,038,246	AUD	727,756	33,318
Bank of America N.A.*	4/21/23	JPY	408,211,344	USD	3,154,452	(72,479)
Bank of America N.A.*	4/21/23	CAD	2,131,833	USD	1,567,715	10,073
Bank of America N.A.*	5/19/23	USD	1,865,000	EUR	1,981,505	(46,216)
Bank of America N.A.*	5/19/23	USD	101,360	GBP	125,623	470
Bank of America N.A.*	5/19/23	GBP	743,000	USD	914,063	3,345
Bank of America N.A.*	6/23/23	USD	114,666	EUR	124,114	(803)
Bank of America N.A.*	7/07/23	KRW	1,016,941,000	USD	789,201	(3,552)
Bank of America N.A.*	7/07/23	USD	35,010,860	TWD	1,170,933	9,653
Barclays Bank PLC*	4/14/23	USD	2,939,603	ZAR	161,103	(3,854)
Barclays Bank PLC*	5/19/23	USD	172,195	EUR	186,355	(865)
Barclays Bank PLC*	5/19/23	USD	122,999	GBP	151,866	(6)
Barclays Bank PLC*	6/09/23	USD	14,005,503	ZAR	765,437	(16,663)
Barclays Bank PLC*	6/16/23	USD	1,867,613	SGD	1,381,882	(24,759)

The accompanying notes are an integral part of the financial statements.

37

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC*	6/23/23	USD	303,278	EUR	328,848	$(1,538)
BNP Paribas SA*	4/07/23	KRW	974,913,000	USD	747,518	1,473
BNP Paribas SA*	4/13/23	USD	1,788,049	RON	387,850	(3,949)
BNP Paribas SA*	4/14/23	CZK	7,258,416	USD	324,326	10,908
BNP Paribas SA*	4/14/23	USD	117,150,000	MXN	331,391	1,864
BNP Paribas SA*	4/14/23	HUF	14,929,886	USD	788,482	(38,400)
BNP Paribas SA*	4/21/23	CAD	698,000	USD	510,560	6,035
BNP Paribas SA*	4/21/23	USD	913,791,900	JPY	7,176,097	277,013
BNP Paribas SA*	5/19/23	EUR	5,365,292	USD	5,772,053	61,357
BNP Paribas SA*	5/19/23	USD	49,805,678	EUR	53,455,366	(695,820)
BNP Paribas SA*	5/19/23	SEK	7,935,000	USD	766,265	122
BNP Paribas SA*	6/02/23	USD	1,333,009	BRL	254,299	(5,940)
BNP Paribas SA*	6/09/23	MYR	3,754,000	USD	844,127	10,316
BNP Paribas SA*	6/09/23	USD	16,662,528	MYR	3,740,102	(52,433)
BNP Paribas SA*	6/09/23	USD	502,698,432	COP	104,598	(1,919)
BNP Paribas SA*	6/23/23	USD	1,616,068	EUR	1,731,716	(28,801)
Citibank N.A.*	4/06/23	USD	25,923,669	INR	315,616	195
Citibank N.A.*	4/07/23	KRW	928,790,000	USD	723,917	(10,361)
Citibank N.A.*	4/14/23	HUF	813,198,047	USD	2,229,654	83,637
Citibank N.A.*	4/14/23	CZK	40,411,000	USD	1,803,372	63,032
Citibank N.A.*	4/14/23	MXN	7,751,000	USD	411,961	17,323
Citibank N.A.*	4/14/23	CNH	20,232,000	USD	2,930,560	15,455
Citibank N.A.*	4/14/23	USD	9,746,362	MXN	500,411	(39,384)
Citibank N.A.*	4/14/23	USD	5,678,866	ZAR	311,289	(7,381)
Citibank N.A.*	4/20/23	ILS	172,590	USD	50,617	(2,606)
Citibank N.A.*	4/20/23	USD	8,597,189	ILS	2,458,095	66,514
Citibank N.A.*	4/21/23	AUD	1,645,000	USD	1,103,499	(3,229)
Citibank N.A.*	4/21/23	USD	14,968,658	CAD	11,228,340	149,910
Citibank N.A.*	4/21/23	USD	2,184,896,033	JPY	17,221,941	726,086
Citibank N.A.*	5/12/23	USD	15,281,631	RSD	138,596	(2,759)
Citibank N.A.*	5/19/23	USD	1,248,638	EUR	1,330,187	(27,395)
Citibank N.A.*	5/19/23	EUR	1,922,000	USD	2,064,526	25,167
Citibank N.A.*	6/09/23	USD	38,175,688	COP	7,914	(175)
Citibank N.A.*	6/23/23	USD	357,000	EUR	386,854	(2,056)
Deutsche Bank AG*	4/06/23	USD	7,668,302,290	IDR	498,034	(13,341)
Deutsche Bank AG*	4/14/23	CZK	25,040,000	USD	1,155,035	1,451
Deutsche Bank AG*	4/20/23	ILS	441,892	USD	128,088	(5,162)
Deutsche Bank AG*	4/21/23	USD	753,337,953	JPY	5,907,819	220,155
Deutsche Bank AG*	5/19/23	USD	2,589,261	EUR	2,767,097	(48,076)
Deutsche Bank AG*	5/19/23	SEK	9,352,000	USD	906,447	(3,203)
Deutsche Bank AG*	5/19/23	EUR	2,847,000	USD	3,060,667	34,731
Deutsche Bank AG*	6/09/23	USD	51,346,271	THB	1,487,435	(24,126)
Deutsche Bank AG*	6/09/23	USD	731,195,778	COP	148,393	(6,541)
Deutsche Bank AG*	6/09/23	MYR	3,415,000	USD	775,660	1,623
Deutsche Bank AG*	9/01/23	USD	27,513,475	INR	329,444	(2,253)
Goldman Sachs International*	4/06/23	USD	1,386,823,995	IDR	92,764	281
Goldman Sachs International*	4/06/23	USD	13,403,292	INR	161,739	(1,343)
Goldman Sachs International*	4/07/23	USD	59,776,140	TWD	1,974,577	11,325
Goldman Sachs International*	4/07/23	USD	968,984,827	KRW	785,442	41,006

The accompanying notes are an integral part of the financial statements.

38

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Goldman Sachs International*	4/07/23	TWD	59,776,140	USD	1,969,462	$(6,208)
Goldman Sachs International*	4/14/23	CZK	4,524,385	USD	201,507	7,455
Goldman Sachs International*	4/14/23	USD	70,002,340	CZK	3,081,360	(151,737)
Goldman Sachs International*	4/14/23	USD	4,949,944	MXN	268,984	(5,166)
Goldman Sachs International*	4/21/23	JPY	650,013,000	USD	4,835,471	72,095
Goldman Sachs International*	6/02/23	USD	7,213,449	BRL	1,359,572	(48,685)
Goldman Sachs International*	6/09/23	USD	51,346,271	THB	1,486,617	(24,945)
Goldman Sachs International*	6/23/23	USD	79,050	EUR	85,741	(375)
Goldman Sachs International*	7/07/23	USD	34,254,140	TWD	1,145,028	8,847
HSBC Bank USA*	4/06/23	INR	60,933,339	USD	742,818	(1,424)
HSBC Bank USA*	4/06/23	USD	13,320,558	INR	162,423	348
HSBC Bank USA*	4/06/23	IDR	29,252,121,332	USD	1,939,487	11,250
HSBC Bank USA*	4/07/23	USD	934,718,173	KRW	756,796	38,685
HSBC Bank USA*	4/07/23	USD	46,056,000	TWD	1,518,756	6,120
HSBC Bank USA*	4/07/23	TWD	46,056,000	USD	1,513,905	(1,268)
HSBC Bank USA*	4/14/23	CNH	5,269,000	USD	771,337	(4,109)
HSBC Bank USA*	4/14/23	USD	15,826,203	MXN	822,298	(54,226)
HSBC Bank USA*	4/14/23	USD	2,835,781	ZAR	156,925	(2,205)
HSBC Bank USA*	4/21/23	JPY	656,051,225	USD	5,036,980	(83,826)
HSBC Bank USA*	5/19/23	EUR	691,221	USD	737,007	14,522
HSBC Bank USA*	5/19/23	USD	114,383	EUR	123,567	(796)
HSBC Bank USA*	5/19/23	USD	150,813	GBP	185,830	(384)
HSBC Bank USA*	6/02/23	USD	1,237,794	BRL	233,032	(8,619)
HSBC Bank USA*	6/16/23	USD	5,140,317	SGD	3,813,716	(57,845)
HSBC Bank USA*	7/07/23	USD	29,252,121,332	IDR	1,937,010	(9,341)
HSBC Bank USA*	9/01/23	INR	2,527,000	USD	30,538	(73)
HSBC Bank USA*	9/01/23	USD	19,003,168	INR	228,640	(458)
JP Morgan Chase Bank N.A.*	4/13/23	USD	1,405,253	RON	305,324	(2,596)
JP Morgan Chase Bank N.A.*	5/19/23	USD	202,346	GBP	250,095	253
JP Morgan Chase Bank N.A.*	6/09/23	USD	377,707,877	COP	79,909	(125)
Morgan Stanley & Co. LLC*	4/14/23	USD	11,370,756	MXN	584,479	(45,282)
Morgan Stanley & Co. LLC*	4/14/23	MXN	9,154,016	USD	506,867	122
Morgan Stanley & Co. LLC*	4/21/23	JPY	498,585,221	USD	3,881,096	(116,802)
Morgan Stanley & Co. LLC*	4/21/23	USD	2,958,055	AUD	2,060,646	82,131
Morgan Stanley & Co. LLC*	4/21/23	USD	15,351,083	JPY	112,924	(2,976)
Morgan Stanley & Co. LLC*	5/19/23	EUR	368,858	USD	455,852	410
Morgan Stanley & Co. LLC*	5/19/23	EUR	102,454	USD	109,842	1,551
Morgan Stanley & Co. LLC*	6/09/23	USD	654,694,523	COP	138,578	(146)
Morgan Stanley & Co. LLC*	6/23/23	USD	204,714	EUR	224,143	1,131
Morgan Stanley & Co. LLC*	7/14/23	USD	9,154,016	MXN	498,081	(46)
Royal Bank of Canada*	4/21/23	CAD	2,115,986	USD	1,547,214	18,845
State Street Bank and Trust*	4/14/23	CNY	1,641,000	USD	243,964	(4,960)
State Street Bank and Trust*	4/14/23	HUF	39,573,871	USD	109,741	2,834
State Street Bank and Trust*	4/13/23	USD	331,820	RON	72,092	(616)
State Street Bank and Trust*	4/14/23	USD	278,601,912	HUF	727,515	(65,019)
State Street Bank and Trust*	4/14/23	USD	10,854,000	CNY	1,607,976	27,142
State Street Bank and Trust*	4/14/23	MXN	28,721,000	USD	1,539,181	51,512
State Street Bank and Trust*	4/21/23	CAD	1,163,000	USD	857,841	2,905

The accompanying notes are an integral part of the financial statements.

39

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust*	4/21/23	USD	349,908,447	JPY	2,753,561	$(111,769)
State Street Bank and Trust*	4/21/23	USD	184,512,000	JPY	1,380,645	(12,412)
State Street Bank and Trust*	4/21/23	USD	2,939,186	NOK	297,282	16,329
State Street Bank and Trust*	4/21/23	USD	88,000	CAD	65,982	852
State Street Bank and Trust*	4/21/23	USD	119,000	AUD	79,730	136
State Street Bank and Trust*	4/21/23	USD	1,300,769,600	JPY	9,936,696	115,950
State Street Bank and Trust*	4/21/23	USD	6,089,144	CAD	4,538,278	31,651
State Street Bank and Trust*	5/19/23	GBP	1,877,000	USD	2,279,052	38,545
State Street Bank and Trust*	5/19/23	USD	1,369,132	EUR	1,474,916	(13,672)
State Street Bank and Trust*	5/19/23	EUR	969,714	USD	1,026,396	27,925
State Street Bank and Trust*	5/19/23	USD	14,737,740	GBP	17,698,700	(498,494)
State Street Bank and Trust*	5/19/23	USD	1,036,000	SEK	100,123	63
State Street Bank and Trust*	5/19/23	USD	1,114,870	EUR	1,200,138	(12,004)
State Street Bank and Trust*	6/16/23	SGD	2,013,000	USD	1,505,396	10,747
State Street Bank and Trust*	6/23/23	USD	1,035,420	EUR	1,122,466	(4,514)
UBS AG*	4/06/23	USD	10,283,898,234	IDR	672,469	(13,334)
UBS AG*	4/13/23	USD	1,304,611	RON	282,833	(3,033)
UBS AG*	4/14/23	USD	16,006,150	MXN	858,644	(27,845)
UBS AG*	4/14/23	ILS	2,962,000	USD	816,770	7,205
UBS AG*	4/14/23	USD	553,045,587	HUF	1,419,561	(153,679)
UBS AG*	4/14/23	HUF	244,042,968	USD	671,456	22,768
UBS AG*	4/20/23	USD	354,111	ILS	98,875	368
UBS AG*	4/21/23	CHF	2,826,000	USD	3,075,048	19,290
UBS AG*	4/21/23	JPY	29,576,850	USD	232,287	(8,983)
UBS AG*	4/21/23	CAD	159,000	USD	116,859	818
UBS AG*	4/21/23	USD	7,769,347	AUD	5,469,795	273,214
UBS AG*	4/21/23	USD	43,669,000	JPY	322,815	(6,884)
UBS AG*	4/21/23	USD	2,826,000	CHF	3,096,749	2,410
UBS AG*	4/21/23	USD	556,625,916	JPY	4,377,304	174,806
UBS AG*	4/21/23	AUD	2,654,000	USD	1,789,702	(14,556)
UBS AG*	5/12/23	USD	7,622,900	PLN	1,730,943	(30,915)
UBS AG*	5/12/23	PLN	3,392,000	USD	776,326	7,657
UBS AG*	5/19/23	EUR	290,000	USD	308,978	6,324
UBS AG*	5/19/23	GBP	143,000	USD	173,420	3,147
UBS AG*	5/19/23	USD	34,032,316	SEK	3,313,454	26,510
UBS AG*	6/09/23	USD	558,141,626	COP	112,433	(5,832)
UBS AG*	6/23/23	USD	798,765	EUR	866,089	(4,071)
						$212,655

The accompanying notes are an integral part of the financial statements.

40

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Australia 10 Year Bond	6/15/23	26	$2,081,179	$54,551
Korea 10 Year Bond	6/20/23	47	4,091,675	18,591
Canada 10 Year Bond	6/21/23	2	186,070	626
U.S. Treasury Ultra 10 Year	6/21/23	237	28,510,208	200,120
U.S. Treasury Note 5 Year	6/30/23	257	28,063,057	80,451
				$354,339
Short
Euro-Bund	6/08/23	77	$(11,334,765)	$(8,757)
Euro-Schatz	6/08/23	53	(6,017,948)	(57,241)
Japanese 10 Year Bond	6/13/23	15	(16,599,722)	(133,850)
Australia 3 Year Bond	6/15/23	161	(11,568,990)	(141,802)
Korea 3 Year Bond	6/20/23	34	(2,734,585)	(4,532)
U.S. Treasury Long Bond	6/21/23	13	(1,686,401)	(18,630)
U.S. Treasury Note 10 Year	6/21/23	35	(3,883,146)	(139,120)
U.S. Treasury Ultra Bond	6/21/23	38	(5,306,024)	(56,726)
UK Long Gilt	6/28/23	28	(3,471,662)	(98,128)
				$(658,786)

Centrally Cleared Credit Default Swaps - Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Series 38†	1.000%	Quarterly	12/20/27	NR**	EUR	5,825,000	$58,929	$(1,071)	$60,000
CDX.NA.HY Series 39†	5.000%	Quarterly	12/20/27	NR**	USD	3,102,000	33,793	(3,007)	36,800
CDX.NA.IG Series 40†	1.000%	Quarterly	6/20/28	NR**	USD	5,185,000	58,316	31,447	26,869
Republic of Mexico	1.000%	Quarterly	6/20/28	NR**	USD	2,470,000	(22,457)	(45,525)	23,068
							$128,581	$(18,156)	$146,737

OTC Credit Default Swaps-Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	NR**	12/20/24	USD	151,000	$967	$(4,578)	$5,545
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	NR**	12/20/24	USD	303,000	1,941	(9,187)	11,128
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	NR**	12/20/24	USD	152,000	974	(10,490)	11,464
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	NR**	12/20/29	USD	225,000	(6,120)	(11,045)	4,925

The accompanying notes are an integral part of the financial statements.

41

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	NR**	12/20/29	USD	225,000	$(6,120)	$(11,239)	$5,119
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	NR**	6/20/24	USD	67,500	408	(3,879)	4,287
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	NR**	6/20/24	USD	135,000	817	(8,192)	9,009
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	NR**	6/20/24	USD	67,500	408	(3,879)	4,287
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	NR**	12/20/24	USD	450,000	2,883	(2,504)	5,387
Republic of Greece	1.000%	Quarterly	Citibank N.A.*	NR**	6/20/25	USD	150,000	1,013	(9,034)	10,047
Republic of Greece	1.000%	Quarterly	Citibank N.A.*	NR**	6/20/25	USD	75,000	507	(4,350)	4,857
Republic of Greece	1.000%	Quarterly	Citibank N.A.*	NR**	12/20/25	USD	300,000	1,650	(281)	1,931
Barclays Bank PLC	1.000%	Quarterly	JP Morgan Chase Bank N.A.*	A+**	6/20/24	EUR	100,000	100	1,278	(1,178)
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC*	NR**	12/20/24	USD	134,000	858	(993)	1,851
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC*	NR**	6/20/25	USD	94,000	635	(4,498)	5,133
Republic of Indonesia	1.000%	Quarterly	Morgan Stanley & Co. LLC*	NR**	6/20/28	USD	2,060,000	7,951	(18,970)	26,921
								$8,872	$(101,841)	$110,713

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.558%	Quarterly	7/17/25	CNY	30,000,000	$4,290	$—	$4,290
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.600%	Quarterly	8/06/25	CNY	7,500,000	1,945	—	1,945
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.855%	Quarterly	11/24/25	CNY	26,575,000	28,846	—	28,846
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.605%	Quarterly	1/15/26	CNY	58,525,000	6,435	—	6,435
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.780%	Quarterly	6/28/26	CNY	9,775,000	6,322	—	6,322

The accompanying notes are an integral part of the financial statements.

42

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.560%	Quarterly	7/28/26	CNY	2,800,000	$(1,035)	$—	$(1,035)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.255%	Quarterly	1/26/27	CNY	24,350,000	(54,467)	—	(54,467)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.355%	Quarterly	4/15/27	CNY	37,000,000	(70,061)	—	(70,061)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.440%	Quarterly	7/27/27	CNY	5,400,000	(8,919)	—	(8,919)
6-Month PRIBOR	Semi-Annually	Fixed 6.180%	Annually	6/21/27	CZK	6,266,000	12,098	—	12,098
6-Month PRIBOR	Semi-Annually	Fixed 6.180%	Annually	6/21/27	CZK	6,266,000	12,098	—	12,098
6-Month PRIBOR	Semi-Annually	Fixed 6.333%	Annually	6/22/27	CZK	12,494,000	27,422	—	27,422
6-Month PRIBOR	Semi-Annually	Fixed 6.285%	Annually	6/22/27	CZK	6,304,000	13,321	—	13,321
6-Month EURIBOR	Semi-Annually	Fixed -0.001%	Annually	10/20/25	EUR	690,000	(62,176)	—	(62,176)
6-Month EURIBOR	Semi-Annually	Fixed -0.001%	Annually	11/04/25	EUR	1,030,000	(92,316)	—	(92,316)
6-Month EURIBOR	Semi-Annually	Fixed 2.638%	Annually	12/16/29	EUR	1,275,000	(26,685)	—	(26,685)
6-Month EURIBOR	Semi-Annually	Fixed 0.830%	Annually	3/02/32	EUR	800,000	(143,296)	—	(143,296)
6-Month EURIBOR	Semi-Annually	Fixed 1.222%	Annually	4/04/32	EUR	1,350,000	(198,695)	—	(198,695)
6-Month EURIBOR	Semi-Annually	Fixed 1.627%	Annually	4/21/32	EUR	946,000	(106,699)	—	(106,699)
6-Month EURIBOR	Semi-Annually	Fixed 1.640%	Annually	5/02/32	EUR	950,000	(106,166)	—	(106,166)
6-Month EURIBOR	Semi-Annually	Fixed 2.796%	Annually	11/17/32	EUR	82,000	(1,096)	—	(1,096)
6-Month EURIBOR	Semi-Annually	Fixed 2.803%	Annually	11/18/32	EUR	140,000	(1,788)	—	(1,788)
6-Month EURIBOR	Semi-Annually	Fixed 2.735%	Annually	11/21/32	EUR	131,000	(2,462)	—	(2,462)
6-Month EURIBOR	Semi-Annually	Fixed 2.730%	Annually	11/23/32	EUR	2,400,000	(46,237)	—	(46,237)
6-Month EURIBOR	Semi-Annually	Fixed 2.717%	Annually	11/24/32	EUR	200,000	(4,091)	—	(4,091)
6-Month EURIBOR	Semi-Annually	Fixed 2.683%	Annually	11/30/32	EUR	126,000	(2,956)	—	(2,956)
6-Month EURIBOR	Semi-Annually	Fixed 2.698%	Annually	11/30/32	EUR	54,000	(1,196)	—	(1,196)
GBP-SONIA-COMPOUND	Annually	Fixed 3.955%	Annually	1/25/25	GBP	8,277,000	(65,739)	—	(65,739)
28 Day-MXN-TIIE	Monthly	Fixed 5.499%	Monthly	5/04/27	MXN	15,000,000	(92,205)	—	(92,205)

The accompanying notes are an integral part of the financial statements.

43

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 3.090%	Annually	6-Month WIBOR	Semi-Annually	2/20/28	PLN	1,070,000	$25,005	$—	$25,005
Fixed 2.850%	Annually	6-Month WIBOR	Semi-Annually	4/06/28	PLN	100,000	2,614	—	2,614
Fixed 2.920%	Annually	6-Month WIBOR	Semi-Annually	5/07/28	PLN	200,000	5,190	—	5,190
Fixed 3.030%	Annually	6-Month WIBOR	Semi-Annually	5/18/28	PLN	300,000	7,491	—	7,491
Fixed 1.715%	Annually	6-Month WIBOR	Semi-Annually	9/24/29	PLN	1,700,000	78,086	—	78,086
Fixed 1.780%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	823,529	37,601	—	37,601
Fixed 1.775%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	1,176,471	53,789	—	53,789
							$(765,732)	$—	$(765,732)

*	Contracts are subject to a master netting agreement or similar agreement.
**

Rating represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian dinar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

44

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.7%
CORPORATE DEBT — 28.3%
Brazil — 1.4%
Braskem Netherlands Finance BV
7.250% 2/13/33 (a)	$200,000	$192,100
Cosan Overseas Ltd.
8.250% (a) (b)	100,000	99,500
Globo Comunicacao e Participacoes SA
4.875% 1/22/30 (a)	850,000	676,812
MercadoLibre, Inc., Convertible,
2.000% 8/15/28	62,000	186,992
		1,155,404
Chile — 3.3%
AES Andes SA 5 year USD Swap + 4.644%
7.125% VRN 3/26/79 (a)	850,000	812,185
Agrosuper SA
4.600% 1/20/32 (a)	200,000	169,939
Banco Santander Chile
3.177% 10/26/31 (a)	375,000	317,157
Celulosa Arauco y Constitucion SA
4.200% 1/29/30 (a)	200,000	181,958
5.150% 1/29/50 (a)	250,000	212,187
Corp. Nacional del Cobre de Chile
3.150% 1/14/30 (a)	200,000	179,094
5.125% 2/02/33 (a)	200,000	201,202
Empresa de los Ferrocarriles del Estado
3.068% 8/18/50	450,000	279,912
Empresa de Transporte de Pasajeros Metro SA
3.693% 9/13/61 (a)	200,000	138,187
4.700% 5/07/50 (a)	200,000	175,700
		2,667,521
China — 0.4%
Health & Happiness H&H International Holdings Ltd.
5.625% 10/24/24 (a)	200,000	175,850
Lenovo Group Ltd.
3.421% 11/02/30 (a)	200,000	167,517
		343,367
Colombia — 1.4%
Banco Davivienda SA 10 year CMT + 5.097%
6.650% VRN (a) (b)	400,000	275,800
Banco de Bogota SA
6.250% 5/12/26 (a)	250,000	243,054

	Principal Amount	Value
Bancolombia SA 5 year CMT + 2.944%
4.625% VRN 12/18/29 (c)	$200,000	$168,000
Ecopetrol SA
4.625% 11/02/31	355,000	273,045
6.875% 4/29/30	50,000	46,000
8.875% 1/13/33	100,000	101,125
		1,107,024
Ghana — 0.2%
Kosmos Energy Ltd.
7.125% 4/04/26 (a)	200,000	171,516
India — 1.2%
Adani International Container Terminal Pvt Ltd.
3.000% 2/16/31 (a)	320,250	241,130
Greenko Power II Ltd.
4.300% 12/13/28 (a)	248,300	214,159
Periama Holdings LLC
5.950% 4/19/26 (a)	200,000	188,612
Reliance Industries Ltd.
2.875% 1/12/32 (a)	400,000	332,195
		976,096
Indonesia — 1.4%
Bank Negara Indonesia Persero Tbk PT
3.750% 3/30/26 (a)	213,000	193,936
Minejesa Capital BV
5.625% 8/10/37 (a)	500,000	390,597
Pertamina Persero PT
5.625% 5/20/43 (a)	200,000	188,030
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% 6/30/50 (a)	200,000	142,639
6.150% 5/21/48 (a)	200,000	194,290
		1,109,492
Israel — 0.8%
ICL Group Ltd.
6.375% 5/31/38 (a)	150,000	148,141
ICL Group Ltd.
6.375% 5/31/38 (a)	200,000	197,522
Leviathan Bond Ltd.
6.125% 6/30/25 (a)	300,000	292,125
		637,788
Jamaica — 0.1%
TransJamaican Highway Ltd.
5.750% 10/10/36 (a)	141,411	117,042

The accompanying notes are an integral part of the financial statements.

45

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kazakhstan — 0.7%
KazMunayGas National Co. JSC
3.500% 4/14/33 (a)	$200,000	$149,840
5.750% 4/19/47 (a)	300,000	233,940
6.375% 10/24/48 (a)	230,000	190,900
		574,680
Kuwait — 0.3%
MEGlobal Canada ULC
5.875% 5/18/30 (a)	200,000	203,870
Mexico — 7.0%
Axtel SAB de CV
6.375% 11/14/24 (a)	200,000	178,310
Banco Mercantil Del Norte SA
5 year CMT + 4.967% 6.750% VRN (a) (b)	200,000	189,939
10 year CMT + 7.760% 8.375% VRN (a) (b)	200,000	185,700
BBVA Bancomer SA
5 year CMT + 2.650% 5.125% VRN 1/18/33 (a)	600,000	513,306
5 year CMT + 4.308% 5.875% VRN 9/13/34 (a)	200,000	174,500
Cemex SAB de CV
5.450% 11/19/29 (a)	200,000	188,279
Cometa Energia SA de CV
6.375% 4/24/35 (a)	171,400	162,532
Industrias Penoles SAB de CV
4.750% 8/06/50 (a)	200,000	158,655
Infraestructura Energetica Nova SAPI de CV
4.875% 1/14/48 (a)	300,000	222,630
Mexico City Airport Trust
5.500% 7/31/47 (a)	742,000	571,448
Petroleos Mexicanos
4.500% 1/23/26	500,000	458,125
6.500% 3/13/27	850,000	771,344
6.500% 6/02/41	1,335,000	890,347
6.840% 1/23/30	55,000	45,553
8.750% 6/02/29	970,000	902,341
10.000% 2/07/33 (a) (c)	55,000	52,638
		5,665,647
Oman — 0.8%
Lamar Funding Ltd.
3.958% 5/07/25 (a)	500,000	475,000
Oztel Holdings SPC Ltd.
6.625% 4/24/28 (a)	200,000	207,118
		682,118

	Principal Amount	Value
Panama — 0.7%
Aeropuerto Internacional de Tocumen SA
4.000% 8/11/41 (a)	$200,000	$159,305
Banco General SA 10 year CMT + 3.665%
5.250% VRN (a) (b)	200,000	174,500
Banco Nacional de Panama
2.500% 8/11/30 (a)	310,000	241,009
		574,814
Paraguay — 0.2%
Telfon Celuar Del Paragu SA
5.875% 4/15/27 (a)	200,000	183,732
Peru — 0.3%
Consorcio Transmantaro SA
4.700% 4/16/34 (a)	200,000	183,000
Lima Metro Line 2 Finance Ltd.
5.875% 7/05/34 (a)	93,209	89,714
		272,714
Philippines — 1.1%
Globe Telecom, Inc.
3.000% 7/23/35 (a)	400,000	291,117
International Container Terminal Services, Inc.
4.750% 6/17/30 (a)	400,000	372,200
Manila Water Co., Inc.
4.375% 7/30/30 (a)	300,000	261,375
		924,692
Qatar — 1.0%
Ooredoo International Finance Ltd.
2.625% 4/08/31 (a)	260,000	225,176
QatarEnergy
2.250% 7/12/31 (a)	300,000	254,625
3.125% 7/12/41 (a)	450,000	351,000
		830,801
Republic of Korea — 0.3%
POSCO
5.750% 1/17/28 (a)	200,000	206,274
Saudi Arabia — 1.1%
Saudi Arabian Oil Co.
3.500% 4/16/29 (a)	200,000	186,672
4.250% 4/16/39 (a)	800,000	716,080
		902,752
South Africa — 0.3%
Transnet SOC Ltd.
8.250% 2/06/28 (a)	200,000	198,984

The accompanying notes are an integral part of the financial statements.

46

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sri Lanka — 0.2%
SriLankan Airlines Ltd.
7.000% 6/25/24 (a)	$300,000	$162,000
Tanzania, United Republic Of — 0.2%
HTA Group Ltd/Mauritius
7.000% 12/18/25 (a)	200,000	189,400
Thailand — 1.4%
Bangkok Bank PCL 5 year CMT + 1.900%
3.733% VRN 9/25/34 (a)	375,000	318,034
Bangkok Bank PCL/Hong Kong 5 year CMT + 2.150%
3.466% VRN 9/23/36 (a)	200,000	163,073
Thaioil Treasury Center Co. Ltd.
3.500% 10/17/49 (a)	200,000	121,695
3.500% 10/17/49 (a)	800,000	486,781
		1,089,583
United Arab Emirates — 0.9%
DP World Crescent Ltd.
3.875% 7/18/29 (a)	300,000	282,285
Emirates NBD Bank PJSC 6 year CMT + 3.656%
6.125% VRN (a) (b)	200,000	194,388
Ruwais Power Co. PJSC
6.000% 8/31/36 (a)	200,000	208,600
		685,273
United States — 0.9%
Hyundai Capital America
5.600% 3/30/28 (a)	175,000	175,191
International Bank for Reconstruction & Development
0.000% 3/31/27	275,000	251,538
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (a) (c)	400,000	336,948
		763,677
Venezuela — 0.7%
Petroleos de Venezuela SA
5.375% 4/12/27 (a) (d)	900,000	36,000
6.000% 5/16/24 (a) (d)	2,400,000	103,200
6.000% 11/15/26 (a) (d)	1,750,000	70,000
8.500% 10/27/20 (a) (d)	250,000	65,000
9.000% 11/17/21 (a) (d)	4,990,000	212,075
9.750% 5/17/35 (a) (d)	150,000	6,750
12.750% 2/17/22 (a) (d)	1,500,000	71,250
		564,275

TOTAL CORPORATE DEBT (Cost $29,076,926)		22,960,536

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 68.4%
Albania — 1.5%
Albania Government International Bond
3.500% 6/16/27 EUR (a) (e)	$190,000	$185,311
3.500% 11/23/31 EUR (a) (e)	600,000	538,754
3.500% 11/23/31 EUR (a) (e)	590,000	529,774
		1,253,839
Angola — 2.0%
Angolan Government International Bond
8.000% 11/26/29 (a)	200,000	171,180
8.250% 5/09/28 (a)	925,000	816,914
9.125% 11/26/49 (a)	300,000	231,750
9.500% 11/12/25 (a)	400,000	395,928
		1,615,772
Argentina — 1.0%
Argentine Republic Government International Bond
0.500% STEP 7/09/30	396,224	114,800
1.000% 12/15/35	845,000	3,862
1.500% STEP 7/09/35	649,923	168,783
3.875% STEP 1/09/38	1,677,891	523,023
		810,468
Azerbaijan — 0.3%
Republic of Azerbaijan International Bond
3.500% 9/01/32 (a)	300,000	255,408
Bahamas — 0.6%
Bahamas Government International Bond
6.000% 11/21/28 (a)	675,000	506,679
Bahrain — 2.2%
Bahrain Government International Bond
5.625% 5/18/34 (a)	700,000	610,344
6.750% 9/20/29 (a)	350,000	346,798
7.000% 10/12/28 (a)	675,000	685,112
7.500% 9/20/47 (a)	200,000	180,250
		1,822,504
Barbados — 0.1%
Barbados Government International Bond
6.500% 10/01/29 (a)	75,000	69,654
Bermuda — 0.5%
Bermuda Government International Bond
5.000% 7/15/32 (a)	400,000	399,984

The accompanying notes are an integral part of the financial statements.

47

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Brazil — 0.8%
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/31 BRL (e)	$2,700,000	$479,416
Brazilian Government International Bond
5.000% 1/27/45	240,000	188,216
		667,632
Bulgaria — 0.4%
Bulgaria Government International Bond
4.500% 1/27/33 EUR (e)	310,000	329,365
Chile — 0.4%
Chile Government International Bond
3.500% 1/31/34	200,000	177,762
4.000% 1/31/52	200,000	161,763
		339,525
Colombia — 3.3%
Colombia Government International Bond
3.000% 1/30/30 (c)	800,000	627,234
3.125% 4/15/31	400,000	304,918
4.125% 5/15/51	925,000	569,022
4.500% 1/28/26	200,000	191,553
5.000% 6/15/45	350,000	243,993
5.625% 2/26/44	400,000	301,750
Colombian TES
7.000% 3/26/31 COP (e)	2,760,200,000	454,465
		2,692,935
Costa Rica — 0.2%
Costa Rica Government International Bond
5.625% 4/30/43 (a)	200,000	174,159
Dominican Republic — 4.7%
Dominican Republic International Bond
4.500% 1/30/30 (a)	355,000	308,142
4.875% 9/23/32 (a)	1,075,000	911,338
4.875% 9/23/32 (a)	650,000	551,041
5.500% 2/22/29 (a)	165,000	155,169
5.875% 1/30/60 (a)	1,175,000	895,972
6.500% 2/15/48 (a)	300,000	253,509
6.850% 1/27/45 (a)	625,000	556,306
7.050% 2/03/31 (c)	150,000	150,844
		3,782,321

	Principal Amount	Value
Ecuador — 1.4%
Ecuador Government International Bond
0.000% 7/31/30 (a)	$165,446	$49,454
1.500% STEP 7/31/40 (a)	408,900	122,097
2.500% STEP 7/31/35 (a)	1,358,550	451,412
2.500% STEP 7/31/35 (a)	50,000	16,614
5.500% STEP 7/31/30 (a)	1,002,100	465,818
		1,105,395
Egypt — 1.2%
Egypt Government International Bond
5.875% 2/16/31 (a)	200,000	121,000
7.600% 3/01/29 (a)	275,000	191,205
8.500% 1/31/47 (a)	550,000	317,976
8.500% 1/31/47 (a)	640,000	370,009
		1,000,190
El Salvador — 0.9%
El Salvador Government International Bond
5.875% 1/30/25 (a)	590,000	455,822
6.375% 1/18/27 (a)	125,000	69,431
7.650% 6/15/35 (a)	100,000	46,887
7.650% 6/15/35 (a)	360,000	168,794
		740,934
Ghana — 0.3%
Ghana Government International Bond
8.625% 4/07/34 (a)	200,000	68,500
10.750% 10/14/30 (a)	200,000	137,550
		206,050
Guatemala — 1.0%
Guatemala Government Bond
4.875% 2/13/28 (a)	400,000	388,432
5.250% 8/10/29 (a)	200,000	194,886
5.375% 4/24/32 (a)	200,000	194,193
		777,511
India — 2.0%
Export Import Bank of India
2.250% 1/13/31 (a)	205,000	164,003
3.250% 1/15/30 (a)	1,500,000	1,316,084
Export-Import Bank of India
2.250% 1/13/31 (a)	200,000	160,003
		1,640,090
Indonesia — 5.9%
Indonesia Government International Bond
4.550% 1/11/28	200,000	200,022
4.625% 4/15/43 (a)	1,400,000	1,302,224
6.125% 5/15/28 IDR (e)	5,929,000,000	389,718

The accompanying notes are an integral part of the financial statements.

48

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Perusahaan Penerbit SBSN Indonesia
3.800% 6/23/50 (a)	$200,000	$159,774
4.450% 2/20/29 (a)	775,000	768,338
4.550% 3/29/26 (a)	1,350,000	1,349,857
Perusahaan Penerbit SBSN Indonesia III
2.800% 6/23/30 (a)	650,000	578,362
		4,748,295
Ivory Coast — 2.8%
Ivory Coast Government International Bond
4.875% 1/30/32 EUR (a) (e)	250,000	206,028
6.125% 6/15/33 (a)	1,925,000	1,662,869
6.625% 3/22/48 EUR (a) (e)	525,000	392,860
		2,261,757
Jamaica — 1.3%
Jamaica Government International Bond
6.750% 4/28/28	200,000	208,976
8.000% 3/15/39	500,000	601,619
8.000% 3/15/39	175,000	210,567
		1,021,162
Jordan — 1.6%
Jordan Government International Bond
5.850% 7/07/30 (a)	1,200,000	1,066,560
7.750% 1/15/28 (a)	240,000	243,348
		1,309,908
Kenya — 0.6%
Republic of Kenya Government International Bond
7.250% 2/28/28 (a)	600,000	490,554
Mexico — 1.1%
Mexico Government International Bond
6.350% 2/09/35	380,000	403,318
7.750% 5/29/31 MXN (e)	9,700,000	504,863
		908,181
Morocco — 2.4%
Morocco Government International Bond
3.000% 12/15/32 (a)	425,000	342,125
3.000% 12/15/32 (a)	600,000	483,000
4.000% 12/15/50 (a)	1,225,000	833,000
6.500% 9/08/33	240,000	247,312
		1,905,437

	Principal Amount	Value
Nigeria — 0.7%
Nigeria Government International Bond
7.875% 2/16/32 (a)	$750,000	$564,345
Oman — 3.7%
Oman Government International Bond
4.750% 6/15/26 (a)	600,000	585,774
4.750% 6/15/26 (a)	350,000	341,702
5.375% 3/08/27 (a)	200,000	197,736
5.625% 1/17/28 (a)	200,000	199,608
6.000% 8/01/29 (a)	200,000	200,819
6.500% 3/08/47 (a)	390,000	358,313
6.750% 10/28/27 (a)	400,000	417,502
6.750% 10/28/27 (a)	200,000	208,751
6.750% 1/17/48 (a)	300,000	283,137
7.000% 1/25/51 (a)	200,000	194,375
		2,987,717
Pakistan — 0.2%
Pakistan Government International Bond
7.875% 3/31/36 (a)	562,000	191,080
Panama — 3.0%
Panama Government International Bond
2.252% 9/29/32 (c)	1,050,000	803,302
4.500% 1/19/63	360,000	259,036
6.400% 2/14/35	1,350,000	1,405,449
		2,467,787
Paraguay — 1.3%
Paraguay Government International Bond
4.950% 4/28/31 (a)	400,000	384,963
5.400% 3/30/50 (a)	600,000	513,281
5.400% 3/30/50 (a)	200,000	171,093
		1,069,337
Peru — 1.0%
Peruvian Government International Bond
2.780% 12/01/60	670,000	397,686
3.300% 3/11/41	300,000	224,367
3.550% 3/10/51	130,000	94,856
6.150% 8/12/32 PEN (a) (e)	530,000	128,656
		845,565
Philippines — 1.0%
Philippine Government International Bond
2.650% 12/10/45	900,000	615,544

The accompanying notes are an integral part of the financial statements.

49

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.625% 7/17/28	$200,000	$201,021
		816,565
Poland — 0.5%
Republic of Poland Government International Bond
3.875% 2/14/33 EUR (a) (e)	230,000	244,564
5.500% 4/04/53 (f)	120,000	121,440
		366,004
Qatar — 1.4%
Qatar Government International Bond
4.400% 4/16/50 (a)	200,000	184,876
4.400% 4/16/50 (a)	200,000	184,876
4.817% 3/14/49 (a)	800,000	783,064
		1,152,816
Republic of Korea — 0.5%
Export Import Bank of Korea
5.125% 1/11/33	200,000	207,835
Export-Import Bank of Korea
5.000% 1/11/28	200,000	204,234
		412,069
Romania — 1.7%
Romanian Government International Bond
2.625% 12/02/40 EUR (a) (e)	50,000	31,341
2.875% 4/13/42 EUR (e)	125,000	79,201
3.000% 2/14/31 (a)	174,000	142,975
3.000% 2/14/31 (a)	300,000	246,509
3.375% 1/28/50 EUR (a) (e)	450,000	294,075
4.000% 2/14/51 (a)	160,000	111,600
4.000% 2/14/51 (a)	722,000	503,595
		1,409,296
Saudi Arabia — 1.1%
Saudi Government International Bond
2.750% 2/03/32 (a)	200,000	175,957
3.750% 1/21/55 (a)	400,000	307,202
5.000% 4/17/49 (a)	400,000	372,361
		855,520
Senegal — 2.3%
Senegal Government International Bond
4.750% 3/13/28 EUR (a) (e)	300,000	272,838
6.250% 5/23/33 (a)	200,000	159,340
6.250% 5/23/33 (a)	1,750,000	1,394,225
		1,826,403
Serbia — 1.3%
Serbia Government Bond
2.125% 12/01/30 (a)	1,100,000	831,875

	Principal Amount	Value
Serbia International Bond
6.250% 5/26/28	$240,000	$242,100
		1,073,975
South Africa — 2.0%
Republic of South Africa Government Bond
8.000% 1/31/30 ZAR (e)	7,950,000	406,452
Republic of South Africa Government International Bond
5.650% 9/27/47	210,000	154,917
5.875% 4/20/32	425,000	385,705
6.250% 3/08/41	400,000	337,886
7.300% 4/20/52	360,000	312,300
		1,597,260
Sri Lanka — 1.0%
Sri Lanka Government International Bond
6.125% 6/03/25 (a)	200,000	73,448
6.125% 6/03/25 (a)	500,000	183,620
6.825% 7/18/26 (a)	200,000	72,518
6.850% 11/03/25 (a)	1,400,000	507,661
		837,247
Suriname — 0.6%
Suriname Government International Bond
9.250% 10/26/26 (a)	631,000	456,213
Turkey — 2.7%
Turkey Government International Bond
4.250% 4/14/26	200,000	179,637
4.875% 10/09/26	400,000	360,000
4.875% 4/16/43	450,000	297,562
6.000% 1/14/41	350,000	263,022
8.600% 9/24/27	275,000	277,236
9.375% 3/14/29	325,000	330,726
9.375% 1/19/33	230,000	234,007
9.875% 1/15/28	200,000	208,124
		2,150,314
Ukraine — 0.0%
Ukraine Government International Bond,
1.258% FRN 8/01/41 (g)	115,000	30,331
Uruguay — 0.5%
Uruguay Government International Bond
5.750% 10/28/34	355,000	388,320

The accompanying notes are an integral part of the financial statements.

50

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Uzbekistan — 0.7%
Republic of Uzbekistan International Bond
5.375% 2/20/29 (a)	$200,000	$182,912
5.375% 2/20/29 (a)	400,000	365,824
		548,736
Venezuela — 0.2%
Venezuela Government International Bond
7.750% 10/13/19 (a) (d)	1,000,000	67,500
9.250% 9/15/27 (d)	300,000	30,750
11.750% 10/21/26 (a) (d)	300,000	30,750
12.750% 8/23/22 (a) (d)	255,000	26,138
		155,138
Zambia — 0.5%
Zambia Government International Bond
5.375% 9/20/22 (a) (d)	1,025,000	433,063

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $65,054,640)		55,470,810

TOTAL BONDS & NOTES (Cost $94,131,566)		78,431,346

	Number of Shares
MUTUAL FUNDS — 1.6%
Diversified Financial Services — 1.6%
United States — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	1,315,430	1,315,430

TOTAL MUTUAL FUNDS (Cost $1,315,430)		1,315,430

TOTAL LONG-TERM INVESTMENTS (Cost $95,446,996)		79,746,776

SHORT-TERM INVESTMENTS — 2.0%
Mutual Fund — 0.5%
T. Rowe Price Government Reserve Investment Fund	384,593	384,593

	Principal Amount	Value
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440% 4/03/23 (i)	$1,066,106	$1,066,106

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill
4.858% 8/31/23 (j) (k)	120,000	117,647

TOTAL SHORT-TERM INVESTMENTS (Cost $1,568,323)		1,568,346

TOTAL INVESTMENTS — 100.3% (Cost $97,015,319) (l)		81,315,122

Other Assets/(Liabilities) — (0.3)%		(268,742)

NET ASSETS — 100.0%		$81,046,380

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $57,246,814 or 70.63% of net assets.

(b)	Security is perpetual and has no stated maturity date.
(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $1,715,889 or 2.12% of net assets. The Fund received $437,296 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2023, these securities amounted to a value of $1,152,476 or 1.42% of net assets.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

The accompanying notes are an integral part of the financial statements.

51

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2023.

(h)	Represents investment of security lending cash collateral. (Note 2).
(i)

Maturity value of $1,066,234. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $1,087,479.

(j)	The rate shown represents yield-to-maturity.
(k)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(l)	See Note 6 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC*	4/14/23	USD	126,014	ZAR	2,142,535	$5,785
Barclays Bank PLC*	5/19/23	EUR	93,000	USD	99,311	1,803
Barclays Bank PLC*	5/19/23	USD	51,597	EUR	48,559	(1,199)
Barclays Bank PLC*	6/09/23	USD	26,756	COP	126,549,197	(59)
BNP Paribas SA*	4/05/23	PEN	280,000	USD	72,464	1,943
BNP Paribas SA*	4/14/23	USD	124,428	ZAR	2,215,449	107
BNP Paribas SA*	4/14/23	USD	91,482	MXN	1,705,446	(2,973)
BNP Paribas SA*	5/19/23	USD	3,148,897	EUR	2,932,349	(39,297)
BNP Paribas SA*	6/02/23	USD	213,757	BRL	1,125,201	(5,912)
BNP Paribas SA*	6/09/23	USD	65,262	COP	312,603,068	(976)
BNP Paribas SA*	6/09/23	COP	60,882,271	USD	13,077	(177)
Citibank N.A. *	4/05/23	USD	200,016	PEN	761,000	(2,212)
Citibank N.A. *	4/05/23	PEN	481,000	USD	128,096	(275)
Citibank N.A. *	4/14/23	USD	65,098	MXN	1,267,897	(5,123)
Citibank N.A. *	6/09/23	USD	13,464	COP	63,264,198	58
Citibank N.A. *	7/07/23	USD	127,346	PEN	481,000	288
Goldman Sachs International*	6/02/23	USD	119,528	BRL	635,132	(4,467)
Goldman Sachs International*	6/09/23	USD	21,516	COP	101,533,205	2
HSBC Bank USA*	4/06/23	IDR	5,900,676,141	USD	389,580	3,918
HSBC Bank USA*	4/14/23	USD	83,150	ZAR	1,530,877	(2,756)
HSBC Bank USA*	4/14/23	USD	161,698	MXN	3,083,709	(9,091)
HSBC Bank USA*	6/02/23	USD	119,572	BRL	635,132	(4,422)
HSBC Bank USA*	7/07/23	USD	95,565	IDR	1,443,197,141	(461)
Morgan Stanley & Co. LLC*	4/06/23	USD	394,939	IDR	5,900,676,141	1,441
Morgan Stanley & Co. LLC*	4/14/23	USD	76,034	MXN	1,479,213	(5,891)
Morgan Stanley & Co. LLC*	4/14/23	USD	84,758	ZAR	1,466,000	2,494
Morgan Stanley & Co. LLC*	4/14/23	MXN	2,936,427	USD	162,592	39
Morgan Stanley & Co. LLC*	6/09/23	USD	101,715	COP	504,189,346	(5,119)
Morgan Stanley & Co. LLC*	7/14/23	USD	159,775	MXN	2,936,427	(15)
UBS AG*	4/14/23	USD	85,655	MXN	1,640,069	(5,179)
						$(77,726)

The accompanying notes are an integral part of the financial statements.

52

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	6/21/23	24	$3,290,415	$96,585

Short
U.S. Treasury Note 10 Year	6/21/23	57	$(6,367,888)	$(182,659)

*	Contracts are subject to a master netting agreement or similar agreement.

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian New Sol
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

53

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%
COMMON STOCK — 98.4%
Basic Materials — 1.3%
Chemicals — 1.3%
Air Products & Chemicals, Inc.	1,530	$439,431
CF Industries Holdings, Inc.	3,672	266,183
Eastman Chemical Co.	9,896	834,629
FMC Corp.	1,199	146,434
Linde PLC	28,691	10,197,929
Nutrien Ltd.	122,228	9,026,538
RPM International, Inc.	2,347	204,752
The Sherwin-Williams Co.	25,141	5,650,943
		26,766,839
Iron & Steel — 0.0%
Reliance Steel & Aluminum Co.	1,100	282,414
Steel Dynamics, Inc.	900	101,754
		384,168
Mining — 0.0%
Freeport-McMoRan, Inc.	3,700	151,367
		27,302,374
Communications — 11.1%
Advertising — 0.2%
The Trade Desk, Inc. Class A (a)	67,321	4,100,522
Internet — 9.7%
Alphabet, Inc. Class A (a)	380,193	39,437,420
Alphabet, Inc. Class C (a)	446,239	46,408,856
Amazon.com, Inc. (a)	507,888	52,459,752
Booking Holdings, Inc. (a)	6,503	17,248,622
Coupang, Inc. (a)	245,884	3,934,144
Expedia Group, Inc. (a)	35,748	3,468,628
Gen Digital, Inc.	15,100	259,116
Match Group, Inc. (a)	58,412	2,242,437
Meta Platforms, Inc. Class A (a)	75,876	16,081,159
Netflix, Inc. (a)	27,874	9,629,910
Pinterest, Inc. Class A (a)	167,253	4,560,989
Sea Ltd. ADR (a)	45,758	3,960,355
Shopify, Inc. Class A (a)	45,700	2,190,858
Spotify Technology SA (a)	50,931	6,805,400
		208,687,646
Media — 0.3%
Comcast Corp. Class A	7,005	265,559
The Walt Disney Co. (a)	69,321	6,941,112
		7,206,671
Telecommunications — 0.9%
Arista Networks, Inc. (a)	3,029	508,448
AT&T, Inc.	23,400	450,450
Cisco Systems, Inc.	5,461	285,474

	Number of Shares	Value
T-Mobile US, Inc. (a)	76,827	$11,127,623
Verizon Communications, Inc.	159,517	6,203,616
		18,575,611
		238,570,450
Consumer, Cyclical — 7.9%
Airlines — 0.0%
Southwest Airlines Co.	6,905	224,688
United Airlines Holdings, Inc. (a)	599	26,506
		251,194
Apparel — 0.1%
NIKE, Inc. Class B	9,479	1,162,505
Auto Manufacturers — 1.9%
Cummins, Inc.	18,375	4,389,420
Ferrari NV (b)	45,298	12,273,040
General Motors Co.	94,512	3,466,700
PACCAR, Inc.	3,192	233,654
Rivian Automotive, Inc. Class A (a) (b)	531,187	8,222,775
Tesla, Inc. (a)	58,623	12,161,928
		40,747,517
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	26,494	2,972,362
Magna International, Inc. (b)	3,028	162,210
Mobileye Global, Inc. Class A (a)	10,559	456,888
		3,591,460
Distribution & Wholesale — 0.0%
Copart, Inc. (a)	2,300	172,983
Home Builders — 0.0%
NVR, Inc. (a)	57	317,615
Leisure Time — 0.1%
Peloton Interactive, Inc. Class A (a)	167,528	1,899,768
Lodging — 0.7%
Hilton Worldwide Holdings, Inc.	4,242	597,570
Las Vegas Sands Corp. (a)	148,437	8,527,706
Marriott International, Inc. Class A	1,157	192,108
MGM Resorts International	6,657	295,704
Wynn Resorts Ltd. (a)	45,189	5,057,101
		14,670,189
Retail — 5.0%
AutoZone, Inc. (a)	188	462,132
Best Buy Co., Inc.	33,586	2,628,776
Burlington Stores, Inc. (a)	1,755	354,685
Chipotle Mexican Grill, Inc. (a)	4,733	8,085,337
Costco Wholesale Corp.	2,488	1,236,213
Dollar General Corp.	52,624	11,075,247
Dollar Tree, Inc. (a)	1,802	258,677

The accompanying notes are an integral part of the financial statements.

54

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Floor & Decor Holdings, Inc. Class A (a)	35,930	$3,529,045
Genuine Parts Co.	800	133,848
The Home Depot, Inc.	38,730	11,429,998
Lowe’s Cos., Inc.	2,088	417,537
Lululemon Athletica, Inc. (a)	6,718	2,446,628
McDonald’s Corp.	58,589	16,382,070
O’Reilly Automotive, Inc. (a)	5,516	4,682,974
Ross Stores, Inc.	162,488	17,244,851
Starbucks Corp.	5,774	601,247
Target Corp.	18,749	3,105,397
The TJX Cos., Inc.	61,229	4,797,904
Ulta Beauty, Inc. (a)	16,061	8,764,006
Walmart, Inc.	65,437	9,648,686
		107,285,258
		170,098,489
Consumer, Non-cyclical — 23.0%
Agriculture — 1.0%
Altria Group, Inc.	9,787	436,696
Darling Ingredients, Inc. (a)	1,754	102,434
Philip Morris International, Inc.	223,290	21,714,952
		22,254,082
Beverages — 1.5%
The Coca-Cola Co.	126,604	7,853,246
Constellation Brands, Inc. Class A	45,361	10,246,596
Keurig Dr Pepper, Inc.	159,709	5,634,534
Monster Beverage Corp. (a)	10,690	577,367
PepsiCo, Inc.	46,664	8,506,847
		32,818,590
Biotechnology — 1.5%
Amgen, Inc.	33,988	8,216,599
Argenx SE ADR (a)	12,948	4,824,166
Biogen, Inc. (a)	9,171	2,549,813
Gilead Sciences, Inc.	2,511	208,338
Illumina, Inc. (a)	822	191,156
Moderna, Inc. (a)	1,406	215,934
Regeneron Pharmaceuticals, Inc. (a)	8,478	6,966,118
Vertex Pharmaceuticals, Inc. (a)	25,058	7,895,024
		31,067,148
Commercial Services — 1.1%
Adyen NV (a) (c)	951	1,507,921
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $1,171,890) (a) (d) (e) (f)	307,471	624,166
Booz Allen Hamilton Holding Corp.	29,525	2,736,672
Bright Horizons Family Solutions, Inc. (a)	1,740	133,963
Cintas Corp.	5,437	2,515,591

	Number of Shares	Value
CoStar Group, Inc. (a)	3,500	$240,975
FleetCor Technologies, Inc. (a)	4,094	863,220
Global Payments, Inc.	25,475	2,680,989
MarketAxess Holdings, Inc.	400	156,516
Moody’s Corp.	1,300	397,826
S&P Global, Inc.	1,703	587,143
Service Corp. International	39,047	2,685,653
TransUnion	84,398	5,244,492
United Rentals, Inc.	133	52,636
Verisk Analytics, Inc.	12,697	2,436,046
WillScot Mobile Mini Holdings Corp. (a)	835	39,145
		22,902,954
Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	1,300	97,695
The Estee Lauder Cos., Inc. Class A	21,494	5,297,411
The Procter & Gamble Co.	172,426	25,638,022
		31,033,128
Food — 1.9%
Conagra Brands, Inc.	2,909	109,262
General Mills, Inc.	76,739	6,558,115
The Hershey Co.	16,299	4,146,629
The Kraft Heinz Co.	230,593	8,917,031
Mondelez International, Inc. Class A	300,636	20,960,342
Sysco Corp.	3,700	285,751
		40,977,130
Health Care – Products — 3.3%
Abbott Laboratories	5,110	517,439
Align Technology, Inc. (a)	7,303	2,440,224
Avantor, Inc. (a)	149,749	3,165,694
Boston Scientific Corp. (a)	2,300	115,069
Danaher Corp.	59,583	15,017,299
Dentsply Sirona, Inc.	3,700	145,336
GE HealthCare Technologies, Inc. (a)	100,616	8,253,531
Insulet Corp. (a)	5,651	1,802,443
Intuitive Surgical, Inc. (a)	47,012	12,010,156
Medtronic PLC	1,999	161,159
Steris PLC	13,678	2,616,328
Stryker Corp.	21,245	6,064,810
Teleflex, Inc.	800	202,648
Thermo Fisher Scientific, Inc.	30,046	17,317,613
West Pharmaceutical Services, Inc.	357	123,690
Zimmer Biomet Holdings, Inc.	3,516	454,267
		70,407,706
Health Care – Services — 5.2%
Charles River Laboratories International, Inc. (a)	800	161,456
Elevance Health, Inc.	76,676	35,256,392

The accompanying notes are an integral part of the financial statements.

55

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HCA Healthcare, Inc.	61,839	$16,305,708
Humana, Inc.	33,588	16,305,630
IQVIA Holdings, Inc. (a)	600	119,334
Molina Healthcare, Inc. (a)	10,341	2,766,114
UnitedHealth Group, Inc.	85,817	40,556,256
		111,470,890
Household Products & Wares — 0.2%
Avery Dennison Corp.	1,594	285,214
Kimberly-Clark Corp.	26,381	3,540,858
		3,826,072
Pharmaceuticals — 5.9%
AbbVie, Inc.	50,824	8,099,821
AmerisourceBergen Corp.	124,289	19,899,912
AstraZeneca PLC Sponsored ADR	162,401	11,272,253
Becton Dickinson & Co.	53,417	13,222,844
Bristol-Myers Squibb Co.	5,061	350,778
The Cigna Corp.	24,366	6,226,244
CVS Health Corp.	2,037	151,369
DexCom, Inc. (a)	4,014	466,347
Eli Lilly & Co.	55,439	19,038,861
Johnson & Johnson	149,837	23,224,735
McKesson Corp.	12,649	4,503,676
Merck & Co., Inc.	145,676	15,498,470
Novo Nordisk A/S Sponsored ADR	3,497	556,513
Pfizer, Inc.	16,978	692,702
Viatris, Inc.	38,931	374,516
Zoetis, Inc.	22,033	3,667,173
		127,246,214
		494,003,914
Energy — 2.7%
Energy – Alternate Sources — 0.0%
Enphase Energy, Inc. (a)	465	97,780
First Solar, Inc. (a)	358	77,865
SolarEdge Technologies, Inc. (a)	500	151,975
		327,620
Oil & Gas — 2.3%
Chesapeake Energy Corp.	9,661	734,622
Chevron Corp.	103,739	16,926,055
ConocoPhillips	11,802	1,170,876
EOG Resources, Inc.	4,914	563,292
Exxon Mobil Corp.	240,800	26,406,128
Hess Corp.	3,179	420,709
Marathon Petroleum Corp.	3,939	531,095
Pioneer Natural Resources Co.	873	178,302
Range Resources Corp.	33,614	889,763
Southwestern Energy Co. (a)	179,787	898,935
Suncor Energy, Inc.	4,300	133,515

	Number of Shares	Value
TotalEnergies SE Sponsored ADR	3,264	$192,739
Valero Energy Corp.	1,300	181,480
		49,227,511
Oil & Gas Services — 0.0%
Halliburton Co.	10,157	321,367
Nov, Inc.	5,600	103,656
Schlumberger NV	6,485	318,414
		743,437
Pipelines — 0.4%
Kinder Morgan, Inc.	462,674	8,101,422
		58,399,990
Financial — 14.8%
Banks — 4.6%
Bank of America Corp.	837,044	23,939,458
Citigroup, Inc.	10,832	507,912
East West Bancorp, Inc.	6,971	386,891
Fifth Third Bancorp	16,846	448,777
The Goldman Sachs Group, Inc.	8,762	2,866,138
Huntington Bancshares, Inc.	31,538	353,226
JP Morgan Chase & Co.	221,220	28,827,178
Morgan Stanley	9,124	801,087
The PNC Financial Services Group, Inc.	94,274	11,982,225
Regions Financial Corp.	3,800	70,528
State Street Corp.	2,014	152,440
US Bancorp	343,939	12,399,001
Wells Fargo & Co.	393,994	14,727,496
Western Alliance Bancorp	1,100	39,094
		97,501,451
Diversified Financial Services — 3.6%
American Express Co.	59,024	9,736,009
Apollo Global Management, Inc.	4,980	314,537
BlackRock, Inc.	100	66,912
Capital One Financial Corp.	894	85,967
Cboe Global Markets, Inc.	1,900	255,056
The Charles Schwab Corp.	100,239	5,250,519
CME Group, Inc.	1,227	234,995
Discover Financial Services	1,200	118,608
Intercontinental Exchange, Inc.	4,889	509,874
Maplebear, Inc., (Non-Voting) (Acquired 8/07/20, Cost $14,781) (a) (d) (e) (f)	319	11,803
Maplebear, Inc., (Voting) (Acquired 8/07/20, Cost $282,637) (a) (d) (e) (f)	6,100	225,700
Mastercard, Inc. Class A	66,720	24,246,715
Visa, Inc. Class A	163,428	36,846,477
		77,903,172

The accompanying notes are an integral part of the financial statements.

56

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 5.4%
The Allstate Corp.	71,320	$7,902,969
American International Group, Inc.	13,806	695,270
Assurant, Inc.	614	73,723
Berkshire Hathaway, Inc. Class B (a)	90,918	28,072,751
Chubb Ltd.	104,269	20,246,954
Corebridge Financial, Inc.	137,996	2,210,696
Equitable Holdings, Inc.	14,410	365,870
The Hartford Financial Services Group, Inc.	137,065	9,552,060
Marsh & McLennan Cos., Inc.	3,121	519,802
MetLife, Inc.	213,610	12,376,563
The Progressive Corp.	130,329	18,644,867
RenaissanceRe Holdings Ltd.	1,961	392,867
The Travelers Cos., Inc.	84,321	14,453,463
		115,507,855
Private Equity — 0.0%
Ares Management Corp. Class A	3,831	319,659
Real Estate Investment Trusts (REITS) — 1.2%
Alexandria Real Estate Equities, Inc.	947	118,934
American Homes 4 Rent Class A	2,082	65,479
American Tower Corp.	1,741	355,756
AvalonBay Communities, Inc.	873	146,716
Camden Property Trust	491	51,476
Equinix, Inc.	746	537,896
Equity LifeStyle Properties, Inc.	33,036	2,217,707
Essex Property Trust, Inc.	903	188,853
Extra Space Storage, Inc.	1,237	201,544
Life Storage, Inc.	20,834	2,731,129
Prologis, Inc.	73,314	9,147,388
Public Storage	14,223	4,297,338
Rexford Industrial Realty, Inc.	3,632	216,649
SBA Communications Corp.	3,008	785,299
Simon Property Group, Inc.	1,765	197,627
Sun Communities, Inc.	275	38,742
Welltower, Inc.	4,334	310,704
Weyerhaeuser Co.	143,115	4,312,055
		25,921,292
		317,153,429
Industrial — 8.3%
Aerospace & Defense — 1.4%
Airbus SE	60,567	8,113,935
The Boeing Co. (a)	2,083	442,492
General Dynamics Corp.	13,530	3,087,681
L3 Harris Technologies, Inc.	65,059	12,767,178
Northrop Grumman Corp.	8,619	3,979,565
Raytheon Technologies Corp.	5,529	541,455

	Number of Shares	Value
TransDigm Group, Inc.	693	$510,776
		29,443,082
Building Materials — 0.4%
Carrier Global Corp.	169,037	7,733,443
Johnson Controls International PLC	2,400	144,528
Trane Technologies PLC	798	146,816
Vulcan Materials Co.	1,328	227,832
West Fraser Timber Co. Ltd.	1,986	141,482
		8,394,101
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	70,404	10,231,813
Emerson Electric Co.	21,524	1,875,602
		12,107,415
Electronics — 1.3%
Agilent Technologies, Inc.	18,157	2,511,839
Amphenol Corp. Class A	212	17,325
Honeywell International, Inc.	45,395	8,675,892
Hubbell, Inc.	28,232	6,869,128
Mettler-Toledo International, Inc. (a)	1,552	2,374,886
TE Connectivity Ltd.	52,062	6,827,931
Trimble, Inc. (a)	4,875	255,548
		27,532,549
Environmental Controls — 0.0%
Republic Services, Inc.	600	81,132
Waste Connections, Inc.	3,605	501,347
		582,479
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.	5,957	480,015
Machinery – Diversified — 0.3%
Dover Corp.	25,511	3,876,142
IDEX Corp.	9,303	2,149,272
Ingersoll Rand, Inc.	7,487	435,594
Otis Worldwide Corp.	4,149	350,176
Rockwell Automation, Inc.	1,292	379,137
		7,190,321
Miscellaneous - Manufacturing — 2.2%
Eaton Corp. PLC	79,311	13,589,147
General Electric Co.	171,155	16,362,418
Siemens AG Registered	30,801	4,985,719
Teledyne Technologies, Inc. (a)	30,045	13,440,931
		48,378,215
Packaging & Containers — 0.0%
Ball Corp.	4,880	268,937
Packaging Corp. of America	973	135,081
Sealed Air Corp.	2,591	118,953
WestRock Co.	3,887	118,437
		641,408

The accompanying notes are an integral part of the financial statements.

57

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	600	$124,212
Transportation — 2.1%
Canadian Pacific Railway Ltd.	3,880	298,527
CSX Corp.	567,412	16,988,315
FedEx Corp.	21,685	4,954,806
J.B. Hunt Transport Services, Inc.	1,858	326,005
Norfolk Southern Corp.	25,353	5,374,836
Old Dominion Freight Line, Inc.	20,106	6,852,929
Saia, Inc. (a)	1,075	292,486
Union Pacific Corp.	47,332	9,526,038
		44,613,942
		179,487,739
Technology — 26.6%
Commercial Services — 0.0%
Celonis SE (Acquired 6/17/21, Cost $435,243) (a) (d) (e) (f)	1,177	388,351
Computers — 5.8%
Accenture PLC Class A	42,696	12,202,944
Apple, Inc.	677,863	111,779,609
Cognizant Technology Solutions Corp. Class A	1,657	100,961
Fortinet, Inc. (a)	6,985	464,223
Pure Storage, Inc. Class A (a)	12,405	316,451
Western Digital Corp. (a)	5,800	218,486
		125,082,674
Semiconductors — 8.1%
Advanced Micro Devices, Inc. (a)	176,341	17,283,181
Analog Devices, Inc.	16,827	3,318,621
Applied Materials, Inc.	81,640	10,027,841
ASML Holding NV	28,625	19,485,324
Broadcom, Inc.	28,638	18,372,423
Entegris, Inc.	4,500	369,045
KLA Corp.	17,510	6,989,467
Lam Research Corp.	29,788	15,791,215
Marvell Technology, Inc.	102,815	4,451,890
Micron Technology, Inc.	189,195	11,416,026
Monolithic Power Systems, Inc.	1,549	775,336
NVIDIA Corp.	159,913	44,419,034
NXP Semiconductor NV	21,711	4,048,559
ON Semiconductor Corp. (a)	7,900	650,328
Qorvo, Inc. (a)	800	81,256
QUALCOMM, Inc.	4,849	618,635
Skyworks Solutions, Inc.	28,428	3,353,935
Teradyne, Inc.	1,800	193,518
Texas Instruments, Inc.	68,435	12,729,594
		174,375,228

	Number of Shares	Value
Software — 12.7%
Activision Blizzard, Inc.	80,505	$6,890,423
Adobe, Inc. (a)	2,286	880,956
Atlassian Corp. (a)	13,317	2,279,471
Autodesk, Inc. (a)	17,907	3,727,521
Broadridge Financial Solutions, Inc.	17,835	2,614,076
Cadence Design Systems, Inc. (a)	2,703	567,873
Canva, Inc. (Acquired 12/17/21-12/22/21, Cost $872,531) (a) (d) (e) (f)	512	282,522
Ceridian HCM Holding, Inc. (a)	49,293	3,609,233
The Descartes Systems Group, Inc. (a)	2,243	180,808
DocuSign, Inc. (a)	2,000	116,600
Dynatrace, Inc. (a)	21,500	909,450
Epic Games, Inc. (Acquired 6/18/20-3/29/21, Cost $2,322,065) (a) (d) (e) (f)	3,487	2,408,297
Fidelity National Information Services, Inc.	66,283	3,601,155
Fiserv, Inc. (a)	267,199	30,201,503
Intuit, Inc.	48,976	21,834,970
Microsoft Corp.	526,152	151,689,622
MongoDB, Inc. (a)	6,464	1,506,888
MSCI, Inc.	400	223,876
Roper Technologies, Inc.	25,968	11,443,838
Salesforce, Inc. (a)	70,336	14,051,726
ServiceNow, Inc. (a)	27,616	12,833,708
Stripe, Inc., Class B (Acquired 12/17/19, Cost $295,694) (a) (d) (e) (f)	18,846	379,370
Synopsys, Inc. (a)	1,850	714,562
Zoom Video Communications, Inc. Class A (a)	770	56,857
		273,005,305
		572,851,558
Utilities — 2.7%
Electric — 2.7%
Ameren Corp.	40,673	3,513,740
American Electric Power Co., Inc.	51,375	4,674,611
CMS Energy Corp.	4,589	281,673
Dominion Energy, Inc.	13,135	734,378
DTE Energy Co.	23,613	2,586,568
Entergy Corp.	16,048	1,729,012
Evergy, Inc.	71,235	4,353,883
Exelon Corp.	579	24,254
FirstEnergy Corp.	62,143	2,489,449
NextEra Energy, Inc.	24,538	1,891,389
PG&E Corp. (a)	47,540	768,722
Sempra Energy	39,537	5,976,413

The accompanying notes are an integral part of the financial statements.

58

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Southern Co.	419,087	$29,160,073
WEC Energy Group, Inc.	2,453	232,520
Xcel Energy, Inc.	1,287	86,795
		58,503,480

TOTAL COMMON STOCK (Cost $2,020,946,311)		2,116,371,423

PREFERRED STOCK — 0.9%
Consumer, Cyclical — 0.5%
Auto Manufacturers — 0.5%
Dr Ing hc F Porsche AG	70,428	9,013,696
Nuro, Inc., Series C, (Acquired 10/30/20-3/02/21, Cost $1,236,023)
(a) (d) (e) (f)	94,681	1,314,172
Nuro, Inc., Series D, (Acquired 10/29/21, Cost $487,977)
(a) (d) (e) (f)	23,409	324,917
Waymo LLC., Series A-2, (Acquired 5/08/20, Cost $748,934)
(a) (d) (e) (f)	8,722	411,504
		11,064,289
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $1,059,705)
(a) (d) (e) (f)	22,355	1,131,834
Financial — 0.0%
Investment Companies — 0.0%
Maplebear, Inc., Series A, (Acquired 11/18/20, Cost $53,081)
(a) (d) (e) (f)	870	32,190
Maplebear, Inc., Series G, (Acquired 7/02/20, Cost $599,129)
(a) (d) (e) (f)	12,458	460,946
Maplebear, Inc., Series I, (Acquired 2/26/21, Cost $240,750)
(a) (d) (e) (f)	1,926	71,262
		564,398
Industrial — 0.2%
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $760,988) (a) (d) (e) (f)	18,438	574,712
Electronics — 0.2%
GM Cruise Holdings, LLC, Class F (Acquired 5/07/19, Cost $921,625) (a) (d) (e) (f)	50,500	1,026,665

	Number of Shares	Value
GM Cruise Holdings, LLC, Class G (Acquired 1/21/21, Cost $979,851) (a) (d) (e) (f)	37,186	$755,991
Sartorius AG 0.0340%	8,061	3,383,386
		5,166,042
		5,740,754
Technology — 0.1%
Software — 0.1%
Canva, Inc., Series A (Acquired 12/17/21, Cost $49,421) (a) (d) (e) (f)	29	16,002
Canva, Inc., Series A-3 (Acquired 12/17/21, Cost $13,633) (a) (d) (e) (f)	8	4,414
Celonis SE, Series D (Acquired 6/17/21-10/04/22, Cost $1,306,468) (a) (d) (e) (f)	3,533	1,165,713
Formagrid, Inc., Series F (Acquired 12/08/21, Cost $1,130,824) (a) (d) (e) (f)	6,038	396,153
Rappi, Inc., Series E (Acquired 9/08/20-9/24/20, Cost $1,092,516) (a) (d) (e) (f)	18,286	658,479
		2,240,761
		2,240,761

TOTAL PREFERRED STOCK (Cost $19,392,488)		20,742,036

TOTAL EQUITIES (Cost $2,040,338,799)		2,137,113,459

	Principal Amount
BONDS & NOTES — 0.0%
CORPORATE DEBT — 0.0%
Commercial Services — 0.0%
Redwood Materials, Inc., Promissory Note, (Acquired 6/17/22, Cost $50,373),
0.000% 9/24/23 (d) (e) (f)	$50,373	50,373

TOTAL CORPORATE DEBT (Cost $50,373)		50,373

TOTAL BONDS & NOTES (Cost $50,373)		50,373

The accompanying notes are an integral part of the financial statements.

59

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.4%
Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	8,414,000	$8,414,000

TOTAL MUTUAL FUNDS (Cost $8,414,000)		8,414,000

TOTAL LONG-TERM INVESTMENTS (Cost $2,048,803,172)		2,145,577,832

SHORT-TERM INVESTMENTS — 0.7%
Mutual Fund — 0.6%
T. Rowe Price Government Reserve Investment Fund	12,322,086	12,322,086
	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (h)	$1,155,459	1,155,459

TOTAL SHORT-TERM INVESTMENTS (Cost $13,477,545)		13,477,545

TOTAL INVESTMENTS — 100.4% (Cost $2,062,280,717) (i)		2,159,055,377

Other Assets/(Liabilities) — (0.4)%		(8,276,969)

NET ASSETS — 100.0%		$2,150,778,408

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $20,355,269 or 0.95% of net assets. The Fund received $12,474,569 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $1,507,921 or 0.07% of net assets.

(d)	Investment is valued using significant unobservable inputs.
(e)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $12,715,536 or 0.59% of net assets.

(f)

Restricted security. Certain securities are restricted as to resale. At March 31, 2023, these securities amounted to a value of $12,715,536 or 0.59% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $1,155,598. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $1,178,575.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

60

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.1%
CORPORATE DEBT — 0.2%
Health Care – Services — 0.2%
Health Care Service Corp. A Mutual Legal Reserve Co.
1.500% 6/01/25 (a)	$545,000	$507,311

TOTAL CORPORATE DEBT (Cost $504,316)		507,311

MUNICIPAL OBLIGATIONS — 0.4%
California State University, Revenue Bond
0.563% 11/01/24	125,000	117,709
City & County of Denver Co. Airport System Revenue
Revenue Bond, 0.877% 11/15/23	20,000	19,476
Revenue Bond, 1.115% 11/15/24	30,000	28,268
City of Atlanta GA Water & Wastewater Revenue
Revenue Bond, 0.407% 11/01/23	15,000	14,621
Revenue Bond, 0.616% 11/01/24	15,000	14,071
Dallas Area Rapid Transit
Revenue Bond, 0.541% 12/01/23	10,000	9,719
Revenue Bond, 0.761% 12/01/24	10,000	9,384
State of Illinois, General Obligation
2.840% 10/01/23	485,000	479,420
Tobacco Settlement Finance Authority
Revenue Bond, 1.193% 6/01/23	50,000	49,673
Revenue Bond, 1.497% 6/01/24	65,000	62,261
		804,602

TOTAL MUNICIPAL OBLIGATIONS (Cost $825,000)		804,602

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
Other Asset-Backed Securities — 0.1%
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A
3.280% 9/26/33 (a)	35,930	33,707
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A
2.730% 4/25/28 (a)	157,140	155,752
MVW Owner Trust, Series 2018-1A, Class A
3.450% 1/21/36 (a)	50,191	48,447

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class A
2.340% 8/20/36 (a)	$32,109	$31,177
		269,083
Whole Loan Collateral Collateralized Mortgage Obligations — 0.5%
JP Morgan Mortgage Trust, Series 2019-INV2, Class A3,
3.500% VRN 2/25/50 (a) (b)	18,632	17,053
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + .750%
5.595% FRN 2/25/60 (a)	18,585	17,105
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (b)	12,262	11,382
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (b)	33,337	31,635
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (b)	7,952	7,405
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (a) (b)	2,721	2,644
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (b)	691	683
SG Residential Mortgage Trust, Series 2021-1, Class A1,
1.160% VRN 7/25/61 (a) (b)	391,556	313,554
Verus Securitization Trust
Series 2021-3, Class A1, 1.046% VRN 6/25/66 (a) (b)	325,981	269,729
Series 2020-1, Class A1, 2.417% STEP 1/25/60 (a)	50,608	47,708
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3,
2.500% VRN 12/25/50 (a) (b)	280,502	241,670
		960,568
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
Galton Funding Mortgage Trust, Series 2018-1, Class A33,
3.500% VRN 11/25/57 (a) (b)	52,378	47,283
Onslow Bay Financial LLC, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (b)	30,578	26,803
		74,086

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,511,942)		1,303,737

The accompanying notes are an integral part of the financial statements.

61

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (c) — 0.2%
Collateralized Mortgage Obligations — 0.0%
Government National Mortgage Association Series 2019-65, Class B 3.500% 5/20/49	$49,391	$47,193
Whole Loans — 0.2%
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2018-C03, Class 1EB2, 1 mo. USD LIBOR + .850% 5.695% FRN 10/25/30	200,678	199,690
Series 2018-C03, Class 1ED2, 1 mo. USD LIBOR + .850% 5.695% FRN 10/25/30	11,319	11,240
Series 2017-C05, Class 1ED3, 1 mo. USD LIBOR + 1.200% 6.045% FRN 1/25/30	8,640	8,609
Series 2017-C06, Class 1M2B, 1 mo. USD LIBOR + 2.650% 7.495% FRN 2/25/30	123,626	124,280
		343,819

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $397,899)		391,012

U.S. TREASURY OBLIGATIONS — 97.6%
U.S. Treasury Bonds & Notes — 97.6%
U.S. Treasury Bond
3.625% 2/15/53	2,690,000	2,659,136
U.S. Treasury Inflation Index
0.125% 7/15/24	6,697,705	6,565,845
0.125% 10/15/24	15,162,574	14,810,162
0.125% 4/15/25 (d)	14,985,583	14,524,454
0.125% 10/15/25	12,071,755	11,701,744
0.125% 4/15/26	5,517,577	5,293,479
0.125% 7/15/26	16,070,159	15,474,747
0.125% 10/15/26	13,812,893	13,259,837
0.125% 4/15/27	18,861,862	17,959,661
0.250% 1/15/25	17,113,952	16,699,251
0.375% 7/15/25	12,872,113	12,590,410
0.375% 1/15/27	11,344,205	10,934,529
0.375% 7/15/27	8,101,911	7,823,328
0.625% 1/15/26	9,043,993	8,843,329
1.125% 1/15/33	2,362,222	2,354,748
1.500% 2/15/53	774,766	785,843

	Principal Amount	Value
1.625% 10/15/27	$28,877,269	$29,427,178
		191,707,681

TOTAL U.S. TREASURY OBLIGATIONS (Cost $195,563,558)		191,707,681

TOTAL BONDS & NOTES (Cost $198,802,715)		194,714,343

TOTAL LONG-TERM INVESTMENTS (Cost $198,802,715)		194,714,343

	Number of Shares
SHORT-TERM INVESTMENTS — 0.5%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	13,963	13,963

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (e)	$959,084	959,084

TOTAL SHORT-TERM INVESTMENTS (Cost $973,047)		973,047

TOTAL INVESTMENTS — 99.6% (Cost $199,775,762) (f)		195,687,390

Other Assets/(Liabilities) — 0.4%		708,360

NET ASSETS — 100.0%		$196,395,750

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $1,811,048 or 0.92% of net assets.

The accompanying notes are an integral part of the financial statements.

62

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2023.

(c)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

(d)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(e)

Maturity value of $959,199. Collateralized by U.S. Government Agency obligations with a rate of 4.815%, maturity date of 10/31/24, and an aggregate market value, including accrued interest, of $978,319.

(f)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 5 Year	6/30/23	307	$33,678,594	$(59,695)

Short
Japanese 10 Year Bond	6/13/23	2	$(2,232,978)	$1,835
U.S. Treasury Long Bond	6/21/23	17	(2,244,632)	14,976
U.S. Treasury Ultra 10 Year	6/21/23	20	(2,422,992)	179
U.S. Treasury Ultra Bond	6/21/23	57	(8,065,236)	21,111
				$38,101

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 3.135%	Maturity	U.S. Consumer Price Index	Maturity	8/03/23	USD	4,650,000	$314,751	$—	$314,751
Fixed 2.960%	Maturity	U.S. Consumer Price Index	Maturity	8/02/24	USD	1,376,000	87,207	—	87,207
Fixed 2.953%	Maturity	U.S. Consumer Price Index	Maturity	8/03/24	USD	3,133,000	198,401	—	198,401
Fixed 3.113%	Maturity	U.S. Consumer Price Index	Maturity	8/22/24	USD	1,370,000	(5,476)	—	(5,476)
Fixed 3.129%	Maturity	U.S. Consumer Price Index	Maturity	8/22/24	USD	1,370,000	(5,914)	—	(5,914)
							$588,969	$—	$588,969

The accompanying notes are an integral part of the financial statements.

63

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.290%	Maturity	U.S. Consumer Price Index	Maturity	UBS AG*	6/05/23	USD	1,700,000	$154,523	$—	$154,523

*	Contracts are subject to a master netting agreement or similar agreement.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

64

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.3%
COMMON STOCK — 94.6%
Australia — 12.2%
ALS Ltd.	152,409	$1,263,665
BHP Group Ltd.	273,778	8,683,652
BlueScope Steel Ltd.	93,462	1,266,428
Capricorn Metals Ltd. (a)	38,954	123,319
Glencore PLC	243,664	1,401,581
Goodman Group	80,104	1,018,772
IGO Ltd.	67,501	579,473
Newcrest Mining Ltd.	101,463	1,816,494
Northern Star Resources Ltd.	405,120	3,316,341
OZ Minerals Ltd.	44,151	829,403
Perseus Mining Ltd.	1,122,643	1,779,223
Red 5 Ltd. (a)	879,141	87,719
Rio Tinto Ltd.	26,676	2,147,881
Rio Tinto PLC	46,522	3,153,034
Scentre Group	370,748	687,896
South32 Ltd.	385,514	1,143,411
Tietto Minerals Ltd. (a)	940,761	423,134
		29,721,426
Austria — 0.1%
OMV AG	7,126	326,362
Belgium — 0.5%
Shurgard Self Storage Ltd. REIT	13,588	650,027
Warehouses De Pauw CVA	22,866	679,932
		1,329,959
Bosnia and Herzegowina — 0.2%
Adriatic Metals PLC (a)	183,619	467,851
Brazil — 0.7%
ERO Copper Corp. (a)	25,712	454,883
Vale SA	27,582	436,930
Wheaton Precious Metals Corp.	15,866	764,127
		1,655,940
Burkina Faso — 0.4%
Endeavour Mining PLC	37,230	897,211
Canada — 8.3%
Barrick Gold Corp.	47,387	879,977
Canadian Apartment Properties	18,121	635,676
Canadian National Railway Co.	6,270	739,827
Canadian Natural Resources Ltd.	18,738	1,036,933
Canadian Pacific Railway Ltd.	9,333	718,081
Franco-Nevada Corp.	22,415	3,269,455
Granite REIT	9,901	613,107
K92 Mining, Inc. (a)	290,558	1,651,118
Karora Resources, Inc. (a)	252,193	847,174
Nutrien Ltd.	46,253	3,415,784

	Number of Shares	Value
Orla Mining Ltd. (a)	72,076	$341,848
Osisko Mining, Inc. (a)	268,560	854,464
StorageVault Canada, Inc. (b)	85,518	388,517
Suncor Energy, Inc.	41,699	1,294,628
TC Energy Corp.	11,954	465,130
Toromont Industries Ltd. (b)	15,885	1,303,828
Tourmaline Oil Corp.	5,486	228,614
Victoria Gold Corp. (a)	20,892	138,507
Wesdome Gold Mines Ltd. (a)	178,295	1,021,090
West Fraser Timber Co. Ltd.	2,397	170,974
Whitecap Resources, Inc. (b)	35,785	276,695
		20,291,427
China — 0.2%
H World Group Ltd. (a)	80,500	393,412
Egypt — 0.1%
Centamin PLC	266,438	341,887
Faeroe Islands — 0.3%
Bakkafrost P/F	9,631	624,345
Finland — 1.2%
Kojamo OYJ	45,025	531,286
Metso Outotec OYJ	166,586	1,816,949
UPM-Kymmene OYJ	15,310	514,134
		2,862,369
France — 1.5%
Gecina SA	6,698	696,199
TotalEnergies SE	42,449	2,504,608
Verallia SA (c)	10,830	461,865
		3,662,672
Germany — 0.2%
Covestro AG (c)	8,922	369,022
Ghana — 0.2%
Kosmos Energy Ltd. (a)	67,857	504,856
Hong Kong — 1.1%
Hongkong Land Holdings Ltd.	90,600	399,003
Kerry Properties Ltd.	144,000	369,602
Sun Hung Kai Properties Ltd.	91,000	1,279,909
Wharf Real Estate Investment Co. Ltd.	131,000	757,656
		2,806,170
Japan — 2.8%
Hoshino Resorts REIT, Inc.	80	416,618
Industrial & Infrastructure Fund Investment Corp.	280	304,855
Invincible Investment Corp.	1,242	522,358
Katitas Co. Ltd.	29,200	572,149
Kyoritsu Maintenance Co. Ltd.	6,000	242,195
Mitsui Fudosan Co. Ltd.	72,000	1,353,066
Mitsui Fudosan Logistics Park, Inc.	180	631,660

The accompanying notes are an integral part of the financial statements.

65

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nippon Steel Corp. (b)	84,200	$1,987,168
Shin-Etsu Chemical Co. Ltd.	6,500	210,825
Tokyo Tatemono Co. Ltd.	25,800	314,914
Tokyu REIT, Inc.	190	259,378
		6,815,186
Kazakhstan — 0.6%
NAC Kazatomprom JSC GDR	51,026	1,505,100
Mexico — 0.7%
Grupo Mexico SAB de CV Series B	104,140	492,613
Southern Copper Corp.	16,742	1,276,578
		1,769,191
Netherlands — 0.8%
Akzo Nobel NV	6,813	531,770
Shell PLC	46,511	1,331,874
		1,863,644
Norway — 1.5%
Equinor ASA	55,100	1,566,999
Norsk Hydro ASA	219,822	1,643,858
TGS ASA	28,124	505,219
		3,716,076
Portugal — 0.3%
Galp Energia SGPS SA	69,341	786,736
Republic of Korea — 0.8%
Korea Zinc Co. ,Ltd.	483	206,092
POSCO Holdings, Inc.	5,977	1,704,019
		1,910,111
Russia — 0.0%
Alrosa PJSC (a) (d) (e)	688,100	—
MMC Norlisk Nickel PJSC (a) (d) (e)	2,654	—
Polyus PJSC (a) (d) (e)	2,282	—
		—
Singapore — 0.4%
CapitaLand Mall Trust	625,200	933,530
South Africa — 0.7%
Anglo American PLC	36,808	1,218,253
Impala Platinum Holdings Ltd. (b)	36,013	331,240
Sibanye Stillwater Ltd. (b)	119,545	246,368
		1,795,861
Spain — 0.2%
Cellnex Telecom SA (c)	7,684	299,106
Iberdrola SA	13,872	172,793
		471,899
Sweden — 3.0%
Boliden AB	71,879	2,827,070
Epiroc AB Class A	71,947	1,428,603
Epiroc AB Class B	25,847	440,588
Sandvik AB	115,720	2,459,211

	Number of Shares	Value
Svenska Cellulosa AB Class B (b)	22,681	$298,280
		7,453,752
United Kingdom — 3.0%
Big Yellow Group PLC	29,323	424,127
BP PLC Sponsored ADR	34,097	1,293,640
Central Asia Metals PLC	250,514	733,087
Derwent London PLC	15,673	456,698
Great Portland Estates PLC	75,276	471,790
InterContinental Hotels Group PLC	8,558	562,333
Persimmon PLC	21,642	336,594
TechnipFMC PLC (a)	60,782	829,674
The UNITE Group PLC	49,777	590,679
The Weir Group PLC	71,659	1,644,128
		7,342,750
United States — 52.4%
Acadia Realty Trust	87,283	1,217,598
Air Products & Chemicals, Inc.	2,460	706,537
Alaska Air Group, Inc. (a)	7,499	314,658
Alexandria Real Estate Equities, Inc.	15,162	1,904,196
Allegiant Travel Co. (a)	4,480	412,070
Ameren Corp.	6,275	542,097
American Homes 4 Rent Class A	65,240	2,051,798
American Tower Corp.	17,507	3,577,380
Apartment Income REIT Corp.	4,851	173,714
Apple Hospitality REIT, Inc.	71,612	1,111,418
Ardagh Metal Packaging SA	45,374	185,126
AvalonBay Communities, Inc.	16,075	2,701,565
Avery Dennison Corp.	1,892	338,536
Baker Hughes Co.	13,450	388,167
Ball Corp.	21,000	1,157,310
Cactus, Inc. Class A	7,457	307,452
Camden Property Trust	14,286	1,497,744
Carrier Global Corp.	8,609	393,862
Caterpillar, Inc.	2,102	481,022
CF Industries Holdings, Inc.	9,003	652,628
ChampionX Corp.	15,054	408,415
Chesapeake Energy Corp.	10,531	800,777
Chevron Corp.	10,676	1,741,896
CMS Energy Corp.	6,313	387,492
ConocoPhillips	19,615	1,946,004
Coterra Energy, Inc.	11,614	285,008
Crown Castle, Inc.	11,961	1,600,860
Crown Holdings, Inc.	5,366	443,822
CSX Corp.	20,517	614,279
CubeSmart	48,847	2,257,708
Cummins, Inc.	2,333	557,307
Darling Ingredients, Inc. (a)	14,391	840,434
Deere & Co.	1,490	615,191

The accompanying notes are an integral part of the financial statements.

66

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Delta Air Lines, Inc. (a)	18,083	$631,458
Dominion Energy, Inc.	7,048	394,054
Douglas Emmett, Inc.	49,830	614,404
DTE Energy Co.	2,612	286,119
EastGroup Properties, Inc.	8,209	1,357,112
EOG Resources, Inc.	13,326	1,527,559
Equinix, Inc.	8,103	5,842,587
Equity LifeStyle Properties, Inc.	60,200	4,041,226
Equity Residential	43,310	2,598,600
Essex Property Trust, Inc.	9,779	2,045,180
Extra Space Storage, Inc.	3,239	527,730
Exxon Mobil Corp.	16,378	1,796,012
Federal Realty Investment Trust	1,179	116,521
FirstEnergy Corp.	7,617	305,137
FMC Corp.	6,240	762,091
Freeport-McMoRan, Inc.	37,201	1,521,893
Frontier Group Holdings, Inc. (a)	57,385	564,668
Gaming and Leisure Properties, Inc.	17,711	922,035
Halliburton Co.	8,953	283,273
Healthcare Realty Trust, Inc.	31,832	615,313
Hess Corp.	12,603	1,667,881
Hilton Worldwide Holdings, Inc.	6,850	964,960
Host Hotels & Resorts, Inc.	18,892	311,529
The Howard Hughes Corp. (a)	1,481	118,480
Hubbell, Inc.	2,832	689,054
JetBlue Airways Corp. (a)	30,447	221,654
Kilroy Realty Corp.	17,868	578,923
Kimco Realty Corp.	18,666	364,547
Life Storage, Inc.	7,899	1,035,480
Linde PLC	4,936	1,754,452
Magnolia Oil & Gas Corp. Class A	23,233	508,338
Marathon Petroleum Corp.	6,471	872,485
Marriott International, Inc. Class A	1,796	298,208
Martin Marietta Materials, Inc.	2,178	773,321
Newmont Corp.	47,172	2,312,371
NextEra Energy, Inc.	9,198	708,982
Norfolk Southern Corp.	3,822	810,264
Nucor Corp.	16,369	2,528,519
Packaging Corp. of America	4,357	604,882
Pebblebrook Hotel Trust (b)	42,986	603,523
PG&E Corp. (a)	28,643	463,157
Pioneer Natural Resources Co.	3,693	754,258
PotlatchDeltic Corp.	8,281	409,910
Prologis, Inc.	58,613	7,313,144
Public Storage	14,837	4,482,851
Quanta Services, Inc.	2,813	468,758
Rayonier, Inc.	31,927	1,061,892
Regency Centers Corp.	46,261	2,830,248
Reliance Steel & Aluminum Co.	13,287	3,411,304

	Number of Shares	Value
Rexford Industrial Realty, Inc.	42,373	$2,527,549
Royal Gold, Inc.	2,570	333,355
RPM International, Inc.	6,815	594,541
SBA Communications Corp.	10,334	2,697,897
Schlumberger NV	17,221	845,551
Schneider Electric SE	3,321	555,168
Sempra Energy	2,047	309,425
The Sherwin-Williams Co.	3,806	855,475
Shoals Technologies Group, Inc. Class A (a)	13,675	311,653
Simon Property Group, Inc.	29,226	3,272,435
SL Green Realty Corp. (b)	5,865	137,945
SolarEdge Technologies, Inc. (a)	1,170	355,622
The Southern Co.	13,035	906,975
Southwest Airlines Co.	16,219	527,766
Southwestern Energy Co. (a)	65,810	329,050
Steel Dynamics, Inc.	21,604	2,442,548
Sun Communities, Inc.	3,598	506,886
Sun Country Airlines Holdings, Inc. (a)	36,393	746,057
Terreno Realty Corp.	36,279	2,343,623
Union Pacific Corp.	4,864	978,929
United Airlines Holdings, Inc. (a)	14,314	633,395
Valero Energy Corp.	6,029	841,648
Ventas, Inc.	40,841	1,770,457
Vulcan Materials Co.	6,061	1,039,825
Welltower, Inc.	44,326	3,177,731
WestRock Co.	6,625	201,864
Weyerhaeuser Co.	18,558	559,153
		128,092,941
Zambia — 0.2%
First Quantum Minerals Ltd.	19,409	446,199

TOTAL COMMON STOCK (Cost $237,074,669)		231,157,885

PREFERRED STOCK — 0.7%
United States — 0.7%
Jetti Holdings, Inc., Series C (Acquired 5/24/21-6/30/21, Cost $130,426) (a) (d) (e) (f)	2,253	299,406
KoBold Metals, Inc., Series B-1, (Acquired 1/10/22, Cost $670,800) (a) (d) (e) (f)	24,472	1,046,944

The accompanying notes are an integral part of the financial statements.

67

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lilac Solutions, Inc., Series B, (Acquired 9/08/21, Cost $329,342) (a) (d) (e) (f)	25,087	$342,437
		1,688,787

TOTAL PREFERRED STOCK (Cost $1,130,568)		1,688,787

TOTAL EQUITIES (Cost $238,205,237)		232,846,672

MUTUAL FUNDS — 3.3%
United States — 3.3%
iShares MSCI Global Metals & Mining Producers ETF (b)	23,089	986,362
SPDR S&P Homebuilders ETF (b)	18,861	1,278,021
SPDR S&P Oil & Gas Exploration & Production ETF	6,166	786,720
State Street Navigator Securities Lending Government Money Market Portfolio (g)	4,272,725	4,272,725
VanEck Oil Services ETF (b)	2,574	713,333
		8,037,161

TOTAL MUTUAL FUNDS (Cost $8,013,508)		8,037,161

TOTAL LONG-TERM INVESTMENTS (Cost $246,218,745)		240,883,833

SHORT-TERM INVESTMENTS — 2.7%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	3,158	3,158

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (h)	$1,006,243	1,006,243

	Principal Amount	Value
U.S. Treasury Bill — 2.3%
U.S. Treasury Bill
4.584%5/18/23(i)(j)	$4,000,000	$3,976,646
4.924%8/10/23(j)	1,590,000	1,563,407
		5,540,053

TOTAL SHORT-TERM INVESTMENTS (Cost $6,548,894)		6,549,454

TOTAL INVESTMENTS — 101.3% (Cost $252,767,639) (k)		247,433,287

Other Assets/(Liabilities) — (1.3)%		(3,131,488)

NET ASSETS — 100.0%		$244,301,799

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $6,690,026 or 2.74% of net assets. The Fund received $2,670,454 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $1,129,993 or 0.46% of net assets.

(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $1,688,787 or 0.69% of net assets.

(e)	Investment is valued using significant unobservable inputs.
(f)

Restricted security. Certain securities are restricted as to resale. At March 31, 2023, these securities amounted to a value of $1,688,787 or 0.69% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $1,006,363. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $1,026,449.

The accompanying notes are an integral part of the financial statements.

68

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(i)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(j)	The rate shown represents yield-to-maturity.
(k)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	36.2%
Basic Materials	30.8%
Energy	11.7%
Industrial	9.6%
Consumer, Cyclical	3.6%
Mutual Funds	3.3%
Utilities	1.8%
Consumer, Non-cyclical	0.9%
Technology	0.6%
Communications	0.1%
Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%
Net Assets	100.0%

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Bank of America N.A.*	4/14/23	NOK	11,199,430	USD	1,057,356	$12,830
Barclays Bank PLC*	4/14/23	GBP	1,681,500	USD	2,005,673	69,054
Deutsche Bank AG*	4/14/23	JPY	237,200,000	USD	1,750,043	38,993
HSBC Bank USA*	4/04/23	BRL	6,139,450	USD	1,208,458	2,849
HSBC Bank USA*	4/04/23	USD	1,181,072	BRL	6,139,450	(30,235)
HSBC Bank USA*	5/03/23	BRL	6,139,450	USD	1,175,892	29,496
Morgan Stanley & Co. LLC*	4/04/23	BRL	6,139,450	USD	1,174,026	37,281
Morgan Stanley & Co. LLC*	4/04/23	USD	1,208,458	BRL	6,139,450	(2,849)
UBS AG*	4/14/23	CHF	1,437,000	USD	1,539,934	32,327
Wells Fargo Bank N.A.*	4/14/23	CAD	3,471,000	USD	2,524,547	44,096
						$233,842

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Xab Materials	6/16/23	14	$1,161,090	$45,430
Xae Energy	6/16/23	50	4,278,441	86,559
				$131,989

The accompanying notes are an integral part of the financial statements.

69

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
Euro Stoxx 50 Index	6/16/23	115	$(5,179,121)	$(135,091)
U.S. Treasury Note 10 Year	6/21/23	28	(3,128,086)	(89,727)
U.S. Treasury Ultra Bond	6/21/23	9	(1,228,348)	(41,777)
				$(266,595)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 5.610%	Annually	3/10/24	USD	3,625,000	$28,221	$—	$28,221

*	Contracts are subject to a master netting agreement or similar agreement.

Currency Legend

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

70

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%
COMMON STOCK — 94.4%
Basic Materials — 2.0%
Chemicals — 0.8%
Agrofresh Solutions, Inc. (a) (b)	60,688	$182,064
Element Solutions, Inc.	106,731	2,060,976
H.B. Fuller Co.	3,322	227,391
Hawkins, Inc.	7,142	312,677
Orion Engineered Carbons SA	23,973	625,455
Quaker Chemical Corp.	7,751	1,534,310
RPM International, Inc.	14,100	1,230,084
		6,172,957
Holding Companies-Diversified — 0.0%
Dynamics Special Purpose Corp., Founders Shares (Acquired 12/22/21, Cost $0) (a) (b) (c)	607	680
Iron & Steel — 0.2%
Carpenter Technology Corp.	7,871	352,306
Haynes International, Inc.	10,383	520,084
Reliance Steel & Aluminum Co.	3,543	909,630
		1,782,020
Mining — 1.0%
Cameco Corp.	57,883	1,514,798
Compass Minerals International, Inc.	4,000	137,160
Constellium SE (a)	104,269	1,593,230
ERO Copper Corp. (a)	13,723	242,780
Franco-Nevada Corp.	12,101	1,765,054
Freeport-McMoRan, Inc.	21,184	866,638
Fresnillo PLC	93,167	857,389
		6,977,049
		14,932,706
Communications — 3.4%
Advertising — 0.5%
Advantage Solutions, Inc. (a)	67,419	106,522
Boston Omaha Corp. Class A (a)	17,334	410,296
The Trade Desk, Inc. Class A (a)	50,200	3,057,682
		3,574,500
Internet — 0.5%
Deliveroo PLC (a) (d)	159,333	180,914
Farfetch Ltd. Class A (a) (e)	69,048	339,026
Figs, Inc. Class A (a)	49,707	307,686
Match Group, Inc. (a)	9,000	345,510
Open Lending Corp. Class A (a)	110,653	778,997
Opendoor Technologies, Inc. (a) (e)	76,013	133,783
Palo Alto Networks, Inc. (a)	2,600	519,324
Rover Group, Inc., Earnout Shares 16.00 (Acquired 8/02/21, Cost $0) (a) (b) (c) (f)	15,883	396

	Number of Shares	Value
Spotify Technology SA (a)	10,500	$1,403,010
Upwork, Inc. (a)	12,894	145,960
		4,154,606
Media — 1.4%
AMC Networks, Inc. Class A (a)	4,965	87,285
DISH Network Corp. Class A (a)	43,189	402,953
Liberty Media Corp-Liberty Formula One Class C (a)	33,200	2,484,356
The New York Times Co. Class A	7,262	282,346
News Corp. Class A	216,738	3,743,065
News Corp. Class B	19,141	333,628
Paramount Global Class B	62,564	1,395,803
Saga Communications, Inc. Class A	2,793	62,088
Scholastic Corp.	36,535	1,250,228
		10,041,752
Telecommunications — 1.0%
Arista Networks, Inc. (a)	10,125	1,699,582
Clearfield, Inc. (a)	1,457	67,867
Corning, Inc.	82,124	2,897,335
Credo Technology Group Holding Ltd. (a)	22,186	208,992
DigitalBridge Group, Inc. (e)	39,031	467,982
Frontier Communications Parent, Inc. (a)	2,383	54,261
Infinera Corp. (a) (e)	21,088	163,643
Motorola Solutions, Inc.	5,402	1,545,674
Viavi Solutions, Inc. (a)	5,319	57,605
		7,162,941
		24,933,799
Consumer, Cyclical — 11.0%
Airlines — 0.8%
Allegiant Travel Co. (a)	10,129	931,665
Southwest Airlines Co.	130,391	4,242,923
Sun Country Airlines Holdings, Inc. (a)	12,635	259,018
		5,433,606
Apparel — 0.6%
On Holding AG, Class A (a)	3,947	122,476
Ralph Lauren Corp.	26,517	3,093,738
Skechers U.S.A., Inc. Class A (a)	17,306	822,381
Steven Madden Ltd.	16,279	586,044
		4,624,639
Auto Manufacturers — 0.6%
Blue Bird Corp. (a)	11,065	226,058
General Motors Co.	52,874	1,939,418
PACCAR, Inc.	18,919	1,384,871
Rivian Automotive, Inc. Class A (a) (e)	36,105	558,906
		4,109,253

The accompanying notes are an integral part of the financial statements.

71

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Parts & Equipment — 0.2%
Dorman Products, Inc. (a)	6,924	$597,264
Mobileye Global, Inc. Class A (a)	3,216	139,156
The Shyft Group, Inc.	6,813	154,996
Visteon Corp. (a)	2,849	446,809
		1,338,225
Distribution & Wholesale — 0.4%
Pool Corp.	328	112,320
SiteOne Landscape Supply, Inc. (a)	22,926	3,137,882
		3,250,202
Entertainment — 0.6%
Caesars Entertainment, Inc. (a)	6,000	292,860
Cinemark Holdings, Inc. (a)	16,212	239,775
Madison Square Garden Entertainment Corp. (a)	17,757	1,048,906
Madison Square Garden Sports Corp.	4,475	871,954
Marriott Vacations Worldwide Corp.	6,456	870,656
Red Rock Resorts, Inc. Class A	7,601	338,777
Vail Resorts, Inc.	3,900	911,352
		4,574,280
Food Services — 0.3%
Compass Group PLC	77,118	1,939,049
Home Builders — 0.4%
Cavco Industries, Inc. (a)	1,085	344,748
LCI Industries	3,739	410,804
Meritage Home Corp.	9,848	1,149,852
Skyline Champion Corp. (a)	9,896	744,476
		2,649,880
Housewares — 0.2%
The Scotts Miracle-Gro Co.	22,102	1,541,394
Leisure Time — 0.0%
Peloton Interactive, Inc. Class A (a)	13,105	148,611
Rad Power Bikes, Inc., Class A (Acquired 1/22/21, Cost $69,082) (a) (b) (c) (f)	14,321	61,151
		209,762
Lodging — 0.9%
Hilton Worldwide Holdings, Inc.	21,700	3,056,879
MGM Resorts International	72,382	3,215,209
Wyndham Hotels & Resorts, Inc.	6,326	429,219
		6,701,307
Retail — 6.0%
Academy Sports & Outdoors, Inc.	7,496	489,114
Asbury Automotive Group, Inc. (a)	1,752	367,920
Bath & Body Works, Inc.	60,843	2,225,637
Beacon Roofing Supply, Inc. (a)	24,183	1,423,170
Best Buy Co., Inc.	19,021	1,488,774

	Number of Shares	Value
BJ’s Restaurants, Inc. (a)	25,908	$754,959
Burlington Stores, Inc. (a)	42,513	8,591,877
Caleres, Inc.	17,569	380,017
Casey’s General Stores, Inc.	8,800	1,904,848
The Children’s Place, Inc. (a)	4,815	193,804
Chipotle Mexican Grill, Inc. (a)	720	1,229,969
Chuy’s Holdings, Inc. (a)	17,592	630,673
Dollar General Corp.	7,000	1,473,220
Dollar Tree, Inc. (a)	16,777	2,408,338
Domino’s Pizza, Inc.	5,950	1,962,726
Dutch Bros, Inc., Class A (a) (e)	3,400	107,542
Fiesta Restaurant Group, Inc. (a)	31,292	257,220
Five Below, Inc. (a)	21,810	4,492,206
Floor & Decor Holdings, Inc. Class A (a)	25,061	2,461,491
Framebridge Future Contingency Payments (Acquired 5/19/20, Cost $10,553) (a) (b) (c) (f)	10,553	4,749
Group 1 Automotive, Inc.	1,742	394,424
Hibbett, Inc.	3,006	177,294
Lululemon Athletica, Inc. (a)	1,300	473,447
O’Reilly Automotive, Inc. (a)	1,900	1,613,062
Ollie’s Bargain Outlet Holdings, Inc. (a)	22,627	1,311,008
Papa John’s International, Inc.	25,576	1,916,410
Petco Health & Wellness Co., Inc. (a)	33,462	301,158
Red Robin Gourmet Burgers, Inc. (a)	8,196	117,367
RH (a)	1,324	322,460
Ross Stores, Inc.	11,400	1,209,882
Rush Enterprises, Inc. Class A	13,931	760,633
Warby Parker, Inc. Class A (a)	34,522	365,588
Wingstop, Inc.	2,535	465,375
Winmark Corp.	912	292,232
Yum! Brands, Inc.	5,300	700,024
		43,268,618
Textiles — 0.0%
UniFirst Corp.	1,592	280,558
		79,920,773
Consumer, Non-cyclical — 25.0%
Agriculture — 0.2%
Bunge Ltd.	15,034	1,436,048
Pax Labs, Inc., Class A (Acquired 4/18/19, Cost $218,578) (a) (b) (c) (f)	58,048	27,863
		1,463,911
Beverages — 0.9%
The Boston Beer Co., Inc. Class A (a)	5,520	1,814,424
Coca-Cola Consolidated, Inc.	2,024	1,083,002
Constellation Brands, Inc. Class A	10,273	2,320,568

The accompanying notes are an integral part of the financial statements.

72

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Monster Beverage Corp. (a)	29,164	$1,575,148
		6,793,142
Biotechnology — 4.3%
Abcam PLC Sponsored ADR (a)	76,606	1,031,117
ACADIA Pharmaceuticals, Inc. (a)	5,060	95,229
Akero Therapeutics, Inc. (a)	4,657	178,177
Allogene Therapeutics, Inc. (a) (e)	10,030	49,548
Alnylam Pharmaceuticals, Inc. (a)	16,281	3,261,410
Apellis Pharmaceuticals, Inc. (a)	35,059	2,312,492
Argenx SE ADR (a)	8,956	3,336,826
Avid Bioservices, Inc. (a)	24,473	459,113
Avidity Biosciences, Inc. (a)	16,218	248,946
BeiGene Ltd. ADR (a)	991	213,590
Blueprint Medicines Corp. (a)	23,086	1,038,639
C4 Therapeutics, Inc. (a)	6,196	19,455
Cerevel Therapeutics Holdings, Inc. (a)	20,056	489,166
Certara, Inc. (a)	21,280	513,061
Crinetics Pharmaceuticals, Inc. (a)	6,300	101,178
CRISPR Therapeutics AG (a) (e)	17,060	771,624
CureVac NV (a)	5,242	36,537
Cytokinetics, Inc. (a)	9,656	339,795
Day One Biopharmaceuticals, Inc. (a)	4,153	55,526
Denali Therapeutics, Inc. (a)	9,991	230,193
DICE Therapeutics, Inc. (a)	5,974	171,155
Entrada Therapeutics, Inc. (a)	6,271	90,930
Exelixis, Inc. (a)	4,695	91,130
Generation Bio Co., (a)	39,530	169,979
Gossamer Bio, Inc. (a)	1,738	2,190
HilleVax, Inc. (a)	7,986	132,009
Horizon Therapeutics PLC (a)	10,500	1,145,970
Icosavax, Inc. (a) (e)	30,240	175,392
Ideaya Biosciences, Inc. (a)	4,373	60,041
IGM Biosciences, Inc. (a) (e)	4,316	59,302
Incyte Corp. (a)	1,377	99,516
Insmed, Inc. (a)	69,484	1,184,702
Intellia Therapeutics, Inc. (a)	2,847	106,108
Ionis Pharmaceuticals, Inc. (a)	60,169	2,150,440
Iovance Biotherapeutics, Inc. (a)	4,659	28,466
IVERIC bio, Inc. (a)	8,476	206,221
Karuna Therapeutics, Inc. (a)	11,674	2,120,465
Keros Therapeutics, Inc. (a)	2,581	110,209
Kymera Therapeutics, Inc. (a)	23,653	700,838
MacroGenics, Inc. (a)	20,074	143,931
Mirati Therapeutics, Inc. (a)	1,706	63,429
Monte Rosa Therapeutics, Inc. (a)	19,640	152,996
MorphoSys AG ADR (a)	49,980	197,421
NeoGenomics, Inc. (a)	32,174	560,149
Nkarta, Inc. (a)	32,940	116,937

	Number of Shares	Value
Nurix Therapeutics, Inc. (a)	6,558	$58,235
Nuvalent, Inc., Class A (a)	1,032	26,925
Olink Holding AB ADR (a) (e)	19,273	434,221
Pliant Therapeutics, Inc. (a)	3,335	88,711
Prime Medicine, Inc. (a)	1,434	17,638
Prime Medicine, Inc. (Acquired 4/19/21, Cost $40,943) (a) (b) (c)	3,006	35,125
Prothena Corp. PLC (a)	12,609	611,158
PTC Therapeutics, Inc. (a)	1,503	72,805
RAPT Therapeutics, Inc. (a)	14,192	260,423
Relay Therapeutics, Inc. (a)	25,878	426,211
Replimune Group, Inc. (a)	17,230	304,282
Revolution Medicines, Inc. (a)	6,590	142,739
Rocket Pharmaceuticals, Inc. (a)	2,287	39,176
Sage Therapeutics, Inc. (a)	2,521	105,781
Sana Biotechnology, Inc. (a) (e)	6,238	20,398
Scholar Rock Holding Corp. (a) (e)	27,439	219,512
Seagen, Inc. (a)	5,600	1,133,832
Seer, Inc. (a)	10,158	39,210
Senti Biosciences, Inc. (a) (e)	5,462	6,445
Structure Therapeutics, Inc. ADR (a)	5,700	135,603
Syndax Pharmaceuticals, Inc. (a)	6,709	141,694
Tenaya Therapeutics, Inc. (a) (e)	20,228	57,650
Ultragenyx Pharmaceutical, Inc. (a)	4,926	197,533
Ventyx Biosciences, Inc. (a)	7,965	266,827
Verve Therapeutics, Inc. (a)	12,871	185,600
Xencor, Inc. (a)	28,949	807,388
Zai Lab Ltd. ADR (a)	3,399	113,051
Zentalis Pharmaceuticals, Inc. (a)	17,082	293,810
		31,063,531
Commercial Services — 5.8%
Altus Group Ltd.	3,533	150,025
Ashtead Group PLC	19,962	1,223,035
Booz Allen Hamilton Holding Corp.	22,105	2,048,912
Bright Horizons Family Solutions, Inc. (a)	43,165	3,323,273
Clarivate PLC (a)	48,482	455,246
CoStar Group, Inc. (a)	28,820	1,984,257
Equifax, Inc.	12,900	2,616,636
FleetCor Technologies, Inc. (a)	23,808	5,019,917
FTI Consulting, Inc. (a)	2,248	443,643
Global Payments, Inc.	18,499	1,946,835
Green Dot Corp. Class A (a)	25,328	435,135
Herc Holdings, Inc.	1,861	211,968
Huron Consulting Group, Inc. (a)	4,914	394,938
Legalzoom.com Inc. (a)	14,353	134,631
MarketAxess Holdings, Inc.	5,175	2,024,926
Monro, Inc.	30,792	1,522,049
Multiplan Corp. (a) (e)	182,441	193,387

The accompanying notes are an integral part of the financial statements.

73

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Paylocity Holding Corp. (a)	21,759	$4,325,254
Payoneer Global, Inc. (a)	133,811	840,333
PROG Holdings, Inc. (a)	15,007	357,017
Rent the Runway, Inc. Class A (a)	33,301	94,908
Rentokil Initial PLC	164,786	1,204,879
SEACOR Marine Holdings Inc. (a)	41,333	314,544
Strategic Education, Inc.	37,627	3,380,033
Toast, Inc., Class A (a)	75,617	1,342,202
TransUnion	30,830	1,915,776
United Rentals, Inc.	2,800	1,108,128
Verisk Analytics, Inc.	9,800	1,880,228
WillScot Mobile Mini Holdings Corp. (a)	19,394	909,191
		41,801,306
Cosmetics & Personal Care — 0.0%
elf Beauty, Inc. (a)	744	61,268
Food — 1.8%
Flowers Foods, Inc.	123,898	3,396,044
Nomad Foods Ltd. (a)	60,577	1,135,213
Post Holdings, Inc. (a)	14,049	1,262,584
The Simply Good Foods Co. (a)	19,991	795,042
Sprouts Farmers Market, Inc. (a)	2,314	81,059
Sysco Corp.	37,801	2,919,371
TreeHouse Foods, Inc. (a)	26,878	1,355,458
Tyson Foods, Inc. Class A	24,768	1,469,238
Utz Brands, Inc.	29,745	489,900
		12,903,909
Health Care – Products — 7.1%
10X Genomics, Inc. Class A (a)	6,800	379,372
Adaptive Biotechnologies Corp. (a)	7,194	63,523
Alcon, Inc.	22,200	1,565,988
Atrion Corp.	803	504,212
Avanos Medical, Inc. (a)	8,673	257,935
Avantor, Inc. (a)	117,400	2,481,836
Baxter International, Inc.	42,639	1,729,438
Bruker Corp.	58,513	4,613,165
The Cooper Cos., Inc.	6,700	2,501,512
Dentsply Sirona, Inc.	68,578	2,693,744
Embecta Corp.	38,458	1,081,439
Enovis Corp. (a)	23,133	1,237,384
Exact Sciences Corp. (a)	10,500	712,005
Gyroscope Therapeutics, Milesone Payment 1 (Acquired 2/18/22, Cost $31,900) (a) (b) (c) (f)	31,900	15,631
Gyroscope Therapeutics, Milesone Payment 2 (Acquired 2/18/22, Cost $21,260) (a) (b) (c) (f)	21,260	5,740

	Number of Shares	Value
Gyroscope Therapeutics, Milesone Payment 3 (Acquired 2/18/22, Cost $21,260) (a) (b) (c) (f)	21,260	$5,528
Hologic, Inc. (a)	76,100	6,141,270
ICU Medical, Inc. (a)	10,724	1,769,031
Inari Medical, Inc. (a)	2,094	129,283
Koninklijke Philips NV	110,746	2,021,764
Lantheus Holdings, Inc. (a)	7,796	643,638
Masimo Corp. (a)	3,600	664,344
Neogen Corp. (a)	28,600	529,672
Novocure Ltd. (a)	7,132	428,918
Pacific Biosciences of California, Inc. (a)	36,747	425,530
Patterson Cos., Inc.	18,250	488,552
Penumbra, Inc. (a)	3,240	902,956
PROCEPT BioRobotics Corp. (a)	17,229	489,304
Quidelortho Corp. (a)	29,310	2,611,228
Repligen Corp. (a)	9,486	1,597,063
Sartorius Stedim Biotech	976	299,906
Shockwave Medical, Inc. (a)	1,401	303,779
Teleflex, Inc.	22,166	5,614,869
Utah Medical Products, Inc.	3,032	287,343
West Pharmaceutical Services, Inc.	10,644	3,687,827
Zimmer Biomet Holdings, Inc.	19,952	2,577,798
		51,462,527
Health Care – Services — 3.0%
Acadia Healthcare Co., Inc. (a)	25,200	1,820,700
Agiliti, Inc. (a) (e)	25,342	404,965
agilon health, Inc. (a) (e)	10,261	243,699
Catalent, Inc. (a)	47,163	3,099,081
Centene Corp. (a)	20,646	1,305,034
Charles River Laboratories International, Inc. (a)	12,128	2,447,673
dentalcorp Holdings Ltd. (a) (e)	18,724	124,688
The Ensign Group, Inc.	8,148	778,460
Eurofins Scientific SE (e)	5,740	385,132
Fresenius SE & Co. KGaA	23,756	640,382
Ginkgo Bioworks, Inc., Earnout Shares 15.00 (Acquired 9/17/21, Cost $0) (a) (b) (c) (f)	874	363
Ginkgo Bioworks, Inc., Earnout Shares 17.50 (Acquired 9/17/21, Cost $0) (a) (b) (c) (f)	874	329
Ginkgo Bioworks, Inc., Earnout Shares 20.00 (Acquired 9/17/21, Cost $0) (a) (b) (c) (f)	874	300
Innovage Holding Corp. (a)	41,043	327,523
ModivCare, Inc. (a)	7,873	661,962
Molina Healthcare, Inc. (a)	10,705	2,863,480
The Pennant Group, Inc. (a)	29,722	424,430

The accompanying notes are an integral part of the financial statements.

74

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Select Medical Holdings Corp.	227,902	$5,891,267
U.S. Physical Therapy, Inc.	5,337	522,546
		21,942,014
Household Products & Wares — 0.6%
Avery Dennison Corp.	13,400	2,397,662
Kimberly-Clark Corp.	7,529	1,010,542
Reynolds Consumer Products, Inc.	43,600	1,199,000
		4,607,204
Pharmaceuticals — 1.3%
Agios Pharmaceuticals, Inc. (a)	7,849	180,291
Arvinas, Inc. (a)	7,328	200,201
Ascendis Pharma A/S ADR (a)	20,931	2,244,222
BellRing Brands, Inc. (a)	32,539	1,106,326
Capsule, Corp. (Acquired 4/07/21, Cost $72,342) (a) (b) (c) (f)	4,992	14,634
Cardinal Health, Inc.	19,747	1,490,898
Centessa Pharmaceuticals PLC ADR (a) (e)	3,637	14,002
Elanco Animal Health, Inc. (a)	61,064	574,002
Immuneering Corp. Class A (a) (e)	4,636	45,016
Kura Oncology, Inc. (a)	17,941	219,418
Leap Therapeutics, Inc. (Acquired 2/09/23, Cost $7,815) (a) (b) (c) (f)	5,980	1,932
Leap Therapeutics, Inc., Holdback Shares (Acquired 2/09/23, Cost $5,223) (a) (b) (c) (f)	4	1,224
Longboard Pharmaceuticals, Inc. (a)	3,060	12,026
Lyell Immunopharma, Inc. (a) (e)	7,678	18,120
Morphic Holding, Inc. (a)	8,261	310,944
Neurocrine Biosciences, Inc. (a)	1,457	147,478
Option Care Health, Inc. (a)	30,762	977,309
Prometheus Biosciences, Inc. (a)	6,072	651,647
Reata Pharmaceuticals, Inc. Class A (a)	469	42,641
Repare Therapeutics, Inc. (a)	13,913	136,904
Vaxcyte, Inc. (a)	4,580	171,658
Viatris, Inc.	87,088	837,787
		9,398,680
		181,497,492
Diversified — 0.1%
Holding Company – Diversified — 0.1%
Conyers Park III Acquisition Corp. (a)	31,244	317,439
Post Holdings Partnering Corp. (a)	21,493	217,509
		534,948
Energy — 3.9%
Energy – Alternate Sources — 0.1%
NextEra Energy Partners LP	8,517	517,408

	Number of Shares	Value
REX American Resources Corp. (a)	4,238	$121,164
Shoals Technologies Group, Inc. Class A (a)	17,800	405,662
		1,044,234
Oil & Gas — 1.8%
Advantage Energy Ltd. (a)	51,592	298,138
Coterra Energy, Inc.	40,400	991,416
Devon Energy Corp.	23,978	1,213,527
Diamondback Energy, Inc.	7,811	1,055,813
EQT Corp.	12,300	392,493
Imperial Oil Ltd. (e)	20,298	1,031,341
Kimbell Royalty Partners LP	6,940	105,696
Magnolia Oil & Gas Corp. Class A	100,969	2,209,202
Matador Resources Co.	22,389	1,066,836
Pioneer Natural Resources Co.	10,166	2,076,304
Range Resources Corp.	19,488	515,847
Southwestern Energy Co. (a)	31,300	156,500
Suncor Energy, Inc.	40,310	1,251,625
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $33,220) (a) (b) (c) (f)	11	188,412
Venture Global LNG, Inc., Series C (Acquired 3/08/18, Cost $27,180) (a) (b) (c) (f)	9	154,156
		12,707,306
Oil & Gas Services — 1.7%
Aris Water Solutions, Inc. (e)	25,654	199,845
ChampionX Corp.	25,115	681,370
Enerflex Ltd.	79,265	472,130
Expro Group Holdings NV (a)	100,191	1,839,507
Liberty Energy, Inc.	69,764	893,677
NexTier Oilfield Solutions, Inc. (a)	67,974	540,393
Nov, Inc.	26,881	497,567
Ranger Energy Services, Inc. (a)	31,032	316,216
TechnipFMC PLC (a)	315,236	4,302,971
Tidewater, Inc. (a)	61,058	2,691,437
		12,435,113
Pipelines — 0.3%
Cheniere Energy, Inc.	8,500	1,339,600
Equitrans Midstream Corp.	132,568	766,243
		2,105,843
		28,292,496
Financial — 15.2%
Banks — 4.6%
BankUnited, Inc.	43,021	971,414
Blue Foundry Bancorp (a)	20,556	195,693
Burke & Herbert Bank & Trust Co.	3,920	288,120
Cadence Bank	20,428	424,085

The accompanying notes are an integral part of the financial statements.

75

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coastal Financial Corp. (a)	6,005	$216,240
Columbia Banking System, Inc.	47,642	1,020,492
CRB Group, Inc. (Acquired 4/14/22, Cost $73,283) (a) (b) (c) (f)	697	53,920
CrossFirst Bankshares, Inc. (a)	37,935	397,559
Dime Community Bancshares, Inc.	14,559	330,781
Dogwood State Bank, (Non-Voting) (Acquired 5/06/19, Cost $53,690) (a) (b) (c) (f)	5,369	96,642
Dogwood State Bank, (Voting) (Acquired 5/06/19, Cost $26,370) (a) (b) (c) (f)	2,637	47,466
East West Bancorp, Inc.	23,290	1,292,595
Eastern Bankshares, Inc.	58,253	735,153
Equity Bancshares, Inc. Class A	9,517	231,929
Farmers & Merchants Bank of Long Beach/Long Beach CA	31	187,550
FB Financial Corp.	31,461	977,808
Fifth Third Bancorp	118,653	3,160,916
The First Bancshares, Inc.	20,663	533,725
Five Star Bancorp	9,617	205,227
Glacier Bancorp, Inc.	909	38,187
HarborOne Bancorp, Inc.	32,374	394,963
Heritage Commerce Corp.	38,877	323,845
Home BancShares, Inc.	70,547	1,531,575
Independent Bank Corp.	5,969	391,686
Independent Bank Group, Inc.	9,504	440,510
John Marshall Bancorp, Inc.	11,333	244,793
Kearny Financial Corp.	48,462	393,511
Live Oak Bancshares, Inc.	43,920	1,070,330
Metropolitan Bank Holding Corp. (a)	6,216	210,660
National Bank Holdings Corp. Class A	21,899	732,741
Origin Bancorp, Inc.	25,506	820,018
Pinnacle Financial Partners, Inc.	25,056	1,382,089
Ponce Financial Group, Inc. (a)	21,067	165,376
Popular, Inc.	55,473	3,184,705
Preferred Bank	8,200	449,442
Provident Bancorp, Inc.	13,162	90,028
Sandy Spring Bancorp, Inc.	11,694	303,810
Southern First Bancshares, Inc. (a)	5,100	156,570
SouthState Corp.	25,060	1,785,776
State Street Corp.	33,677	2,549,012
Texas Capital Bancshares, Inc. (a)	20,394	998,490
Towne Bank	25,873	689,516
Veritex Holdings, Inc.	23,870	435,866
Walker & Dunlop, Inc.	6,912	526,487
Webster Financial Corp.	58,738	2,315,452
Western Alliance Bancorp	15,088	536,228
		33,528,981

	Number of Shares	Value
Diversified Financial Services — 2.5%
Air Lease Corp.	18,554	$730,471
Apollo Global Management, Inc.	27,042	1,707,973
Assetmark Financial Holdings, Inc. (a)	17,641	554,809
Cboe Global Markets, Inc.	9,139	1,226,819
Columbia Financial, Inc. (a)	8,780	160,498
Encore Capital Group, Inc. (a)	7,336	370,101
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (a) (b) (c) (f)	8,339	20,097
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (e)	27,801	795,109
Houlihan Lokey, Inc.	9,567	837,017
Intercontinental Exchange, Inc.	17,500	1,825,075
NerdWallet, Inc. Class A (a)	13,732	222,184
OneMain Holdings, Inc.	36,892	1,367,955
OTC Markets Group, Inc. Class A	4,941	279,167
PennyMac Financial Services, Inc.	34,702	2,068,586
PRA Group, Inc. (a)	22,661	882,873
Radian Group, Inc.	43,569	962,875
Raymond James Financial, Inc.	7,050	657,553
Stash Financial, Inc. (Acquired 1/06/21-1/26/21, Cost $15,690) (a) (b) (c) (f)	487	7,096
StepStone Group, Inc. Class A	26,180	635,389
TMX Group Ltd.	4,110	415,105
Tradeweb Markets, Inc. Class A	25,500	2,015,010
Virtus Investment Partners, Inc.	3,026	576,120
		18,317,882
Insurance — 3.0%
The Allstate Corp.	2,767	306,611
Assurant, Inc.	25,682	3,083,638
Axis Capital Holdings Ltd.	32,073	1,748,620
Brown & Brown, Inc.	29,425	1,689,583
BRP Group, Inc. Class A (a)	28,332	721,333
CNA Financial Corp.	40,051	1,563,191
Corebridge Financial, Inc.	25,179	403,368
Essent Group Ltd.	7,136	285,797
First American Financial Corp.	6,474	360,343
The Hanover Insurance Group, Inc.	5,690	731,165
Jackson Financial, Inc., Class A	36,334	1,359,255
James River Group Holdings Ltd.	25,522	527,029
Kemper Corp.	53,600	2,929,776
Markel Corp. (a)	250	319,352
Palomar Holdings, Inc. (a)	9,400	518,880
ProAssurance Corp.	15,049	278,106
RenaissanceRe Holdings Ltd.	13,171	2,638,678
Ryan Specialty Holdings, Inc. (a) (e)	12,647	508,915
Selective Insurance Group, Inc.	18,772	1,789,535

The accompanying notes are an integral part of the financial statements.

76

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Skyward Specialty Insurance Group, Inc. (a)	7,907	$172,926
Voya Financial, Inc.	2,544	181,794
		22,117,895
Private Equity — 0.4%
KKR & Co., Inc.	46,000	2,415,920
P10, Inc.	29,684	300,105
		2,716,025
Real Estate — 0.7%
FirstService Corp. (e)	16,636	2,345,510
McGrath RentCorp	5,738	535,413
The St. Joe Co.	20,451	850,966
Tricon Residential, Inc. (e)	126,350	979,212
		4,711,101
Real Estate Investment Trusts (REITS) — 3.8%
Apartment Investment and Management Co. Class A	176,137	1,354,494
Apple Hospitality REIT, Inc.	37,771	586,206
BRT Apartments Corp.	2,413	47,584
Community Healthcare Trust, Inc.	7,332	268,351
CubeSmart	37,805	1,747,347
Digital Realty Trust, Inc.	10,319	1,014,461
Douglas Emmett, Inc.	27,423	338,126
EastGroup Properties, Inc.	13,538	2,238,102
Elme Communities	20,925	373,720
Equity Residential	26,215	1,572,900
Essential Properties Realty Trust, Inc.	26,009	646,324
Flagship Communities REIT	8,813	149,821
Independence Realty Trust, Inc.	50,493	809,403
iStar, Inc. (a) (e)	16,384	481,198
JBG SMITH Properties	61,444	925,347
NETSTREIT Corp.	11,258	205,796
NexPoint Residential Trust, Inc.	5,465	238,657
Omega Healthcare Investors, Inc.	9,981	273,579
Pebblebrook Hotel Trust (e)	37,259	523,116
PennyMac Mortgage Investment Trust (e)	37,195	458,614
PotlatchDeltic Corp.	12,807	633,946
Rayonier, Inc.	51,997	1,729,420
Regency Centers Corp.	26,654	1,630,692
Rexford Industrial Realty, Inc.	46,726	2,787,206
Saul Centers, Inc.	15,030	586,170
SBA Communications Corp.	4,468	1,166,461
Simon Property Group, Inc.	4,451	498,378
Terreno Realty Corp.	28,037	1,811,190
UMH Properties, Inc.	7,222	106,813
Vornado Realty Trust	32,529	499,971

	Number of Shares	Value
Weyerhaeuser Co.	55,551	$1,673,752
		27,377,145
Savings & Loans — 0.2%
Capitol Federal Financial, Inc.	27,811	187,168
FS Bancorp, Inc.	6,757	202,778
Pacific Premier Bancorp, Inc.	28,809	691,992
WSFS Financial Corp.	17,854	671,489
		1,753,427
		110,522,456
Industrial — 17.1%
Aerospace & Defense — 0.7%
Bombardier, Inc. Class B (a)	8,660	472,760
Bombas LLC (Acquired 2/12/21, Cost $183,470) (a) (b) (c) (f)	41,514	145,714
Rolls-Royce Holdings PLC (a)	1,041,274	1,923,150
Spirit AeroSystems Holdings, Inc. Class A	60,400	2,085,612
Triumph Group, Inc. (a)	62,533	724,757
		5,351,993
Building Materials — 1.8%
Armstrong World Industries, Inc.	5,298	377,429
Fortune Brands Innovations, Inc.	14,161	831,675
Gibraltar Industries, Inc. (a)	2,242	108,737
JELD-WEN Holding, Inc. (a)	15,956	202,003
Martin Marietta Materials, Inc.	6,131	2,176,873
Mohawk Industries, Inc. (a)	13,056	1,308,472
SPX Technologies, Inc. (a)	24,162	1,705,354
Summit Materials, Inc. Class A (a)	73,142	2,083,816
Trane Technologies PLC	8,879	1,633,558
UFP Industries, Inc.	13,317	1,058,302
Vulcan Materials Co.	7,244	1,242,781
West Fraser Timber Co. Ltd.	4,079	290,948
		13,019,948
Electrical Components & Equipment — 0.6%
Belden, Inc.	11,723	1,017,205
Insteel Industries, Inc.	5,002	139,156
Littelfuse, Inc.	8,911	2,388,950
Novanta, Inc. (a)	5,629	895,517
		4,440,828
Electronics — 2.6%
Agilent Technologies, Inc.	32,600	4,509,884
Amphenol Corp. Class A	19,300	1,577,196
Brady Corp. Class A	13,707	736,477
CTS Corp.	19,926	985,540
Fortive Corp.	42,400	2,890,408
Hubbell, Inc.	6,676	1,624,337
Keysight Technologies, Inc. (a)	18,400	2,971,232
Knowles Corp. (a)	18,203	309,451

The accompanying notes are an integral part of the financial statements.

77

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mirion Technologies, Inc. (a)	115,524	$986,575
Napco Security Technologies, Inc. (a)	7,771	292,034
National Instruments Corp.	12,300	644,643
Vontier Corp.	48,184	1,317,351
		18,845,128
Environmental Controls — 0.3%
Stericycle, Inc. (a)	12,007	523,625
Tetra Tech, Inc.	4,525	664,768
Waste Connections, Inc.	5,700	792,699
		1,981,092
Hand & Machine Tools — 0.7%
Cadre Holdings, Inc.	7,823	168,507
Enerpac Tool Group Corp.	33,396	851,598
MSA Safety, Inc.	3,037	405,440
Stanley Black & Decker, Inc.	49,485	3,987,501
		5,413,046
Machinery – Construction & Mining — 0.1%
BWX Technologies, Inc.	12,500	788,000
Machinery – Diversified — 3.8%
Alamo Group, Inc.	3,270	602,203
Cactus, Inc. Class A	20,572	848,184
CIRCOR International, Inc. (a)	11,826	368,025
Cognex Corp.	17,800	881,990
CSW Industrials, Inc.	8,052	1,118,664
Esab Corp.	53,517	3,161,249
Graco, Inc.	9,525	695,420
Hydrofarm Holdings Group, Inc. (a)	6,021	10,416
IDEX Corp.	17,417	4,023,850
Ingersoll Rand, Inc.	155,414	9,041,987
Marel HF	27,870	115,339
The Middleby Corp. (a)	12,705	1,862,680
Mueller Water Products, Inc. Class A	40,481	564,305
Rockwell Automation, Inc.	4,727	1,387,138
Thermon Group Holdings, Inc. (a)	22,927	571,341
The Toro Co.	18,078	2,009,551
Zurn Elkay Water Solutions Corp.	14,465	308,972
		27,571,314
Metal Fabricate & Hardware — 0.8%
AZZ, Inc.	15,949	657,737
Helios Technologies, Inc.	20,859	1,364,179
RBC Bearings, Inc. (a)	10,835	2,521,630
Strattec Security Corp. (a)	3,912	88,998
Valmont Industries, Inc.	2,333	744,880
Xometry, Inc. Class A (a)	26,924	403,052
		5,780,476
Miscellaneous - Manufacturing — 2.3%
Alstom SA	48,778	1,332,727

	Number of Shares	Value
EnPro Industries, Inc.	3,200	$332,448
ESCO Technologies, Inc.	14,528	1,386,698
Federal Signal Corp.	17,166	930,569
John Bean Technologies Corp.	5,157	563,608
Myers Industries, Inc.	19,983	428,236
Teledyne Technologies, Inc. (a)	8,946	4,002,083
Textron, Inc.	110,594	7,811,254
		16,787,623
Packaging & Containers — 1.3%
Ball Corp.	100,290	5,526,982
Clearwater Paper Corp. (a)	14,257	476,469
Sealed Air Corp.	37,400	1,717,034
WestRock Co.	60,594	1,846,299
		9,566,784
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,737	359,594
Transportation — 2.0%
C.H. Robinson Worldwide, Inc.	12,358	1,228,015
International Seaways, Inc.	4,979	207,525
J.B. Hunt Transport Services, Inc.	35,416	6,214,091
Landstar System, Inc.	8,353	1,497,359
Matson, Inc.	2,672	159,438
Old Dominion Freight Line, Inc.	6,980	2,379,063
Saia, Inc. (a)	9,636	2,621,763
		14,307,254
		124,213,080
Technology — 13.6%
Commercial Services — 0.0%
Socure, Inc. (Acquired 12/22/21, Cost $62,185) (a) (b) (c) (f)	3,870	28,948
Computers — 2.2%
Apiture, Inc. (Acquired 7/01/20-6/30/22, Cost $97,636) (a) (b) (c) (f)	6,130	101,865
Coalition, Inc. (Acquired 9/13/21, Cost $4,230) (a) (b) (c) (f)	256	5,513
Conduent, Inc. (a)	68,801	235,987
Crowdstrike Holdings, Inc. Class A (a)	13,062	1,792,890
Endava PLC Sponsored ADR (a)	25,694	1,726,123
Fortinet, Inc. (a)	54,300	3,608,778
Globant SA (a)	10,095	1,655,681
Leidos Holdings, Inc.	2,500	230,150
PAR Technology Corp. (a) (e)	21,984	746,577
Parsons Corp. (a)	28,348	1,268,290
Pure Storage, Inc. Class A (a)	11,578	295,355
Western Digital Corp. (a)	116,942	4,405,205
Zscaler, Inc. (a)	818	95,567
		16,167,981

The accompanying notes are an integral part of the financial statements.

78

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 3.6%
Entegris, Inc.	32,324	$2,650,891
KLA Corp.	4,859	1,939,567
Lattice Semiconductor Corp. (a)	35,241	3,365,516
MACOM Technology Solutions Holdings, Inc. (a)	16,910	1,197,904
Marvell Technology, Inc.	144,095	6,239,314
MaxLinear, Inc. (a)	6,630	233,442
Microchip Technology, Inc.	77,100	6,459,438
MKS Instruments, Inc.	14,628	1,296,333
Monolithic Power Systems, Inc.	2,847	1,425,037
NXP Semiconductor NV	1,800	335,655
Onto Innovation, Inc. (a)	12,136	1,066,512
		26,209,609
Software — 7.7%
Agilysys, Inc. (a)	6,758	557,603
Alignment Healthcare, Inc. (a)	72,687	462,289
Amplitude, Inc. Class A (a)	29,644	368,771
Atlassian Corp. (a)	13,785	2,359,578
Bills Holdings, Inc. (a)	30,679	2,489,294
Black Knight, Inc. (a)	28,068	1,615,594
Blackline, Inc. (a)	8,718	585,414
Broadridge Financial Solutions, Inc.	7,700	1,128,589
CCC Intelligent Solutions Holdings, Inc. (a)	104,684	939,015
Ceridian HCM Holding, Inc. (a)	41,687	3,052,322
Checkr, Inc. (Acquired 6/29/18-12/02/19, Cost $116,452) (a) (b) (c) (f)	15,444	83,398
Clear Secure Inc. Class A (e)	52,869	1,383,582
Confluent, Inc. Class A (a)	14,203	341,866
Databricks, Inc. (Acquired 7/24/20-8/28/20, Cost $24,732) (a) (b) (c) (f)	1,545	92,700
Datadog, Inc. Class A (a)	10,532	765,255
The Descartes Systems Group, Inc. (a)	32,480	2,618,213
DoubleVerify Holdings, Inc. (a)	44,667	1,346,710
Doximity, Inc. Class A (a) (e)	23,051	746,391
Duolingo, Inc. (a)	6,457	920,704
Fair Isaac Corp. (a)	2,800	1,967,532
Five9, Inc. (a)	12,098	874,564
Gusto, Inc. (Acquired 8/18/20-11/09/20, Cost $204,799) (a) (b) (c) (f)	15,332	288,702
HashiCorp, Inc. Class A (a)	16,193	474,293
HubSpot, Inc. (a)	5,616	2,407,860
Manhattan Associates, Inc. (a)	4,889	757,062
Monday.com Ltd. (a)	7,854	1,121,159
MongoDB, Inc. (a)	10,751	2,506,273
MSCI, Inc.	1,795	1,004,644

	Number of Shares	Value
nCino, Inc. (a)	12,082	$299,392
Outset Medical, Inc. (a)	22,338	411,019
Paycom Software, Inc. (a)	773	235,000
Paycor HCM, Inc. (a)	28,487	755,475
Phreesia, Inc. (a)	18,894	610,087
Privia Health Group, Inc. (a)	18,578	512,939
Procore Technologies, Inc. (a)	29,891	1,872,073
PTC, Inc. (a)	14,000	1,795,220
Roper Technologies, Inc.	9,400	4,142,486
SentinelOne Inc. Class A (a)	13,328	218,046
ServiceTitan, Inc. (Acquired 11/09/18-5/04/21, Cost $29,280) (a) (b) (c) (f)	637	40,010
SS&C Technologies Holdings, Inc	37,714	2,129,710
Synopsys, Inc. (a)	7,031	2,715,724
Tanium, Inc., Class B (Acquired 9/24/20, Cost $30,277) (a) (b) (c) (f)	2,657	11,717
Themis Solutions, Inc. (Acquired 4/14/21, Cost $108,219) (a) (b) (c) (f)	4,820	85,892
Veeva Systems, Inc. Class A (a)	30,129	5,537,409
Vimeo, Inc. (a)	65,122	249,417
Workiva, Inc. (a)	10,428	1,067,931
		55,948,924
		98,355,462
Utilities — 3.2%
Electric — 2.5%
Ameren Corp.	27,070	2,338,577
CenterPoint Energy, Inc.	49,188	1,449,079
Evergy, Inc.	29,075	1,777,064
FirstEnergy Corp.	94,737	3,795,164
IDACORP, Inc.	21,120	2,287,930
MGE Energy, Inc.	18,238	1,416,546
NorthWestern Corp.	13,790	797,889
PG&E Corp. (a)	218,989	3,541,052
PNM Resources, Inc.	10,057	489,575
		17,892,876
Gas — 0.5%
Chesapeake Utilities Corp.	11,611	1,486,092
ONE Gas, Inc.	14,441	1,144,161
RGC Resources, Inc.	6,305	146,213
Southwest Gas Holdings, Inc.	13,382	835,706
		3,612,172
Water — 0.2%
Artesian Resources Corp. Class A	3,235	179,090
California Water Service Group	15,933	927,300
Middlesex Water Co.	1,235	96,478

The accompanying notes are an integral part of the financial statements.

79

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SJW Group	3,636	$276,809
		1,479,677
		22,984,725

TOTAL COMMON STOCK (Cost $638,046,252)		686,187,937

PREFERRED STOCK — 1.9%
Communications — 0.1%
Internet — 0.1%
1661, Inc., Series F (Acquired 5/28/21, Cost $288,836) (a) (b) (c) (f)	49,629	91,317
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18-6/15/18, Cost $44,816) (a) (b) (c) (f)	5,266	101,897
Evolve Vacation Rental Network, Inc., Series 9 (Acquired 5/29/20, Cost $20,111) (a) (b) (c) (f)	3,470	67,145
Minted, Inc., Series E (Acquired 10/30/18, Cost $113,257) (a) (b) (c) (f)	8,410	71,737
SecurityScorecard, Inc., Series E (Acquired 3/05/21, Cost $262,495) (a) (b) (c) (f)	51,969	253,609
		585,705
Consumer, Cyclical — 0.1%
Auto Manufacturers — 0.1%
Nuro, Inc., Series C, (Acquired 10/30/20-3/02/21, Cost $282,254) (a) (b) (c) (f)	21,621	300,099
Nuro, Inc., Series D, (Acquired 10/29/21, Cost $252,025) (a) (b) (c) (f)	12,090	167,809
		467,908
Leisure Time — 0.0%
Rad Power Bikes, Inc., Series C, (Acquired 1/22/21, Cost $69,082) (a) (b) (c) (f)	14,321	61,151
Rad Power Bikes, Inc., Series D, (Acquired 9/16/21, Cost $107,722) (a) (b) (c) (f)	11,240	47,995
		109,146
Retail — 0.0%
OfferUp, Inc., Series F, (Acquired 7/01/20, Cost $9,217) (a) (b) (c) (f)	4,025	2,737

	Number of Shares	Value
Consumer, Non-cyclical — 0.8%
Agriculture — 0.1%
Farmer’s Business Network, Inc., Series E, (Acquired 2/11/19, Cost $191,081) (a) (b) (c) (f)	8,198	$410,146
Farmer’s Business Network, Inc., Series F, (Acquired 7/31/20, Cost $172,258) (a) (b) (c) (f)	5,211	260,706
		670,852
Biotechnology — 0.3%
Genesis Therapeutics, Inc., Series A, (Acquired 11/24/20, Cost $25,262) (a) (b) (c) (f)	4,946	25,262
Inscripta, Inc., Series E, (Acquired 3/30/21, Cost $148,812) (a) (b) (c) (f)	16,853	94,040
Insitro, Inc., Series B, (Acquired 5/21/20, Cost $34,456) (a) (b) (c) (f)	5,530	101,150
Insitro, Inc., Series C, (Acquired 4/07/21, Cost $62,208) (a) (b) (c) (f)	3,401	62,208
Kardium, Inc., Series D-5, (Acquired 11/29/18, Cost $29,906) (a) (b) (c) (f)	30,866	31,355
Kardium, Inc., Series D-6, (Acquired 1/08/21, Cost $145,349) (a) (b) (c) (f)	143,083	145,349
Laronde, Inc., Series B, (Acquired 7/28/21, Cost $109,340) (a) (b) (c) (f)	3,905	21,868
National Resilience, Inc., Series B, (Acquired 10/23/20, Cost $263,720) (a) (b) (c) (f)	19,306	1,172,453
National Resilience, Inc., Series C, (Acquired 6/09/21, Cost $315,045) (a) (b) (c) (f)	7,094	430,819
Tessera Therapeutics, Inc., Series C, (Acquired 2/25/22, Cost $34,499) (a) (b) (c) (f)	1,687	34,499
Treeline Biosciences, Inc., Series A, (Acquired 4/09/21, Cost $40,640) (a) (b) (c) (f)	5,192	40,640
		2,159,643
Commercial Services — 0.1%
Honor Technology, Inc., Series D, (Acquired 10/16/20, Cost $225,290) (a) (b) (c) (f)	93,556	215,179
Honor Technology, Inc., Series E, (Acquired 9/29/21, Cost $116,646) (a) (b) (c) (f)	36,897	84,863

The accompanying notes are an integral part of the financial statements.

80

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $214,074) (a) (b) (c) (f)	4,516	$228,645
		528,687
Food — 0.1%
Cava Group, Inc., Series E, (Acquired 6/23/20-3/26/21, Cost $475,884) (a) (b) (c) (f)	18,159	581,451
Cava Group, Inc., Series F, (Acquired 3/26/21, Cost $512,596) (a) (b) (c) (f)	13,622	436,176
		1,017,627
Health Care – Products — 0.1%

Cleerly, Inc. Series C, (Acquired 7/08/22, Cost $200,211) (a) (b) (c) (f)	16,995	200,211
Ring Therapeutics, Inc., Series B, (Acquired 4/12/21, Cost $50,885) (a) (b) (c) (f)	5,531	50,885
Tempus Labs, Inc., Series D, (Acquired 3/16/18, Cost $21,326) (a) (b) (c) (f)	2,275	133,952
Tempus Labs, Inc., Series E, (Acquired 8/23/18, Cost $29,149) (a) (b) (c) (f)	1,741	105,226
Tempus Labs, Inc., Series F, (Acquired 4/30/19, Cost $17,059) (a) (b) (c) (f)	689	42,194
Tempus Labs, Inc., Series G, (Acquired 2/06/20, Cost $19,176) (a) (b) (c) (f)	500	30,990
Tempus Labs, Inc., Series G-2, (Acquired 11/19/20, Cost $26,075) (a) (b) (c) (f)	455	25,576
		589,034
Health Care – Services — 0.1%
Caris Life Sciences, Inc., Series C, (Acquired 8/14/20, Cost $125,312) (a) (b) (c) (f)	45,403	298,752
Caris Life Sciences, Inc., Series D, (Acquired 5/11/21, Cost $378,132) (a) (b) (c) (f)	46,683	307,174
		605,926

	Number of Shares	Value
Pharmaceuticals — 0.0%
Capsule, Corp., Series 1 D, (Acquired 4/07/21, Cost $72,328) (a) (b) (c) (f)	4,991	$14,631
Leap Therapeutics, Inc., Payment Shares, (Acquired 2/09/23, Cost $47,044) (a) (b) (c) (f)	36	11,628
Haul Hub, Inc., Series B, (Acquired 2/14/20-3/03/21, Cost $108,854) (a) (b) (c) (f)	7,466	140,883
Haul Hub, Inc., Series C, (Acquired 4/14/22, Cost $43,061) (a) (b) (c) (f)	2,282	43,061
		210,203
		5,781,972
Financial — 0.1%
Banks — 0.0%
CRB Group, Inc., Series D, (Acquired 1/28/22, Cost $255,280) (a) (b) (c) (f)	2,428	187,830
Diversified Financial Services — 0.1%
Color Health, Inc., Series D, (Acquired 12/17/20, Cost $43,490) (a) (b) (c) (f)	1,155	47,240
Color Health, Inc., Series D-1, (Acquired 1/13/20, Cost $56,632) (a) (b) (c) (f)	2,655	108,590
Color Health, Inc., Series E, (Acquired 10/26/21, Cost $15,095) (a) (b) (c) (f)	151	6,176
Convoy, Inc., Series C, (Acquired 9/14/18, Cost $127,740) (a) (b) (c) (f)	17,990	93,188
Convoy, Inc., Series D, (Acquired 10/30/19, Cost $417,858) (a) (b) (c) (f)	30,861	159,860
Convoy, Inc., Series E, (Acquired 9/30/21, Cost $72,706) (a) (b) (c) (f)	4,407	22,828
Stash Financial, Inc., Series F, (Acquired 4/24/20, Cost $126,801) (a) (b) (c) (f)	5,060	73,724
Stash Financial, Inc., Series G, (Acquired 1/26/21, Cost $174,908) (a) (b) (c) (f)	4,667	67,998
		579,604
Insurance — 0.0%
Go Maps, Inc., Series B-1, (Acquired 5/15/19-7/29/20, Cost $9,665) (a) (b) (c) (f)	755	7,537

The accompanying notes are an integral part of the financial statements.

81

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Investment Companies — 0.0%
Maplebear, Inc., Series E, (Acquired 11/19/21, Cost $348,680) (a) (b) (c) (f)	2,900	$107,300
Maplebear, Inc., Series I, (Acquired 2/26/21, Cost $58,500) (a) (b) (c) (f)	468	17,316
		124,616
		899,587
Industrial — 0.2%
Aerospace & Defense — 0.0%
ABL Space Systems Company, Series B (Acquired 3/24/21, Cost $328,985) (a) (b) (c) (f)	7,305	234,564
Electrical Components & Equipment — 0.1%
CelLink, Inc., Series D (Acquired 1/20/22, Cost $223,836) (a) (b) (c) (f)	10,749	143,069
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $505,509) (a) (b) (c) (f)	12,248	381,770
		524,839
Electronics — 0.2%
Sartorius AG 0.0340%	2,480	1,040,913
		1,800,316
Technology — 0.5%
Computers — 0.0%
Coalition, Inc., Series E (Acquired 9/07/21, Cost $253,711) (a) (b) (c) (f)	15,355	330,667
Mesosphere, Inc., Series D (Acquired 5/04/18, Cost $72,584) (a) (b) (c) (f)	6,566	4,071
		334,738
Software — 0.5%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (a) (b) (c) (f)	23,433	126,538
Checkr, Inc., Series D (Acquired 9/06/19, Cost $308,786) (a) (b) (c) (f)	30,627	165,386
Databricks, Inc., Series F (Acquired 10/22/19, Cost $104,923) (a) (b) (c) (f)	7,329	439,740
Databricks, Inc., Series G (Acquired 2/01/21, Cost $50,195) (a) (b) (c) (f)	849	50,940
Databricks, Inc., Series H (Acquired 8/31/21, Cost $114,856) (a) (b) (c) (f)	1,563	93,780
DTX Company, Series A-1 (Acquired 2/04/22, Cost $31,212) (a) (b) (c) (f)	17,154	31,212

	Number of Shares	Value
Eikon Therapeutics, Inc., Series B (Acquired 12/03/21, Cost $89,186) (a) (b) (c) (f)	5,042	$89,186
Epirus, Inc., Series C-2 (Acquired 1/28/21, Cost $324,592) (a) (b) (c) (f)	58,131	292,399
Flexe, Inc., Series C (Acquired 11/18/20, Cost $134,849) (a) (b) (c) (f)	11,083	199,272
Flexe, Inc., Series D (Acquired 4/07/22, Cost $73,849) (a) (b) (c) (f)	3,621	65,106
Gusto, Inc., Series B (Acquired 8/18/20, Cost $49,238) (a) (b) (c) (f)	3,644	68,617
Gusto, Inc., Series B-2 (Acquired 8/18/20, Cost $91,936) (a) (b) (c) (f)	6,804	128,119
Gusto, Inc., Series C (Acquired 7/16/18, Cost $84,209) (a) (b) (c) (f)	11,076	208,561
Gusto, Inc., Series D (Acquired 7/16/19, Cost $187,638) (a) (b) (c) (f)	14,095	265,409
JetClosing, Inc., Series A (Acquired 5/25/18, Cost $22,781) (a) (b) (c) (f)	11,678	—
JetClosing, Inc., Series B-1 (Acquired 7/13/20-2/25/21, Cost $36,276) (a) (b) (c) (f)	27,130	—
JetClosing, Inc., Series B-2 (Acquired 2/06/20, Cost $5,769) (a) (b) (c) (f)	5,185	—
KoBold Metals, Inc., Series B-1 (Acquired 1/10/22, Cost $244,807) (a) (b) (c) (f)	8,931	382,080
Seismic Software, Inc., Series E (Acquired 12/13/18, Cost $117,981) (a) (b) (c) (f)	18,715	193,700
Seismic Software, Inc., Series F (Acquired 9/25/20, Cost $18,592) (a) (b) (c) (f)	2,115	21,890
ServiceTitan, Inc., Series A-1 (Acquired 11/09/18, Cost $263) (a) (b) (c) (f)	10	628
ServiceTitan, Inc., Series D (Acquired 11/09/18, Cost $124,743) (a) (b) (c) (f)	4,744	297,971
ServiceTitan, Inc., Series E (Acquired 4/23/20, Cost $7,435) (a) (b) (c) (f)	220	13,818
ServiceTitan, Inc., Series F (Acquired 3/25/21, Cost $25,650) (a) (b) (c) (f)	239	15,012

The accompanying notes are an integral part of the financial statements.

82

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Socure, Inc., Series A (Acquired 12/22/21, Cost $75,555) (a) (b) (c) (f)	4,702	$35,171
Socure, Inc., Series A-1 (Acquired 12/22/21, Cost $62,025) (a) (b) (c) (f)	3,860	28,873
Socure, Inc., Series B (Acquired 12/22/21, Cost $1,109) (a) (b) (c) (f)	69	516
Socure, Inc., Series E (Acquired 10/27/21, Cost $143,750) (a) (b) (c) (f)	8,946	66,916
Themis Solutions, Inc., Series AA (Acquired 4/14/21, Cost $24,473) (a) (b) (c) (f)	1,090	19,424
Themis Solutions, Inc., Series AB (Acquired 4/14/21, Cost $2,694) (a) (b) (c) (f)	120	2,138
Themis Solutions, Inc., Series B (Acquired 4/14/21, Cost $2,694) (a) (b) (c) (f)	120	2,138
Themis Solutions, Inc., Series E (Acquired 4/14/21, Cost $309,164) (a) (b) (c) (f)	13,770	245,381
		3,549,921
		3,884,659

TOTAL PREFERRED STOCK (Cost $12,437,571)		13,532,030

TOTAL EQUITIES (Cost $650,483,823)		699,719,967

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Progenic Pharmaceuticals, Inc., CVR (a) (b) (f)	25,104	28,892

TOTAL BIOTECHNOLOGY (Cost $0)		28,892

TOTAL RIGHTS (Cost $0)		28,892

WARRANTS — 0.0%
BIOTECHNOLOGY — 0.0%
Communications — 0.0%
Advertising — 0.0%
Advantage Solutions, Inc., Expires 10/28/25, Strike 11.5 (a)	3,668	403
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
EQRx, Inc., (a)	1,166	212
	Number of Shares	Value
Financial — 0.0%
Banks — 0.0%
Dogwood State Bank (Acquired 5/06/19, Cost $0) (a) (b) (c) (f)	800	$6,816
Diversified Financial Services — 0.0%
Grasshopper Bancorp, Inc. (Acquired 10/15/18, Cost $0) (a) (b) (c) (f)	1,432	229
Insurance — 0.0%
Hagerty, Inc. (a) (b) (f)	3,040	7,287
		14,332

TOTAL WARRANTS (Cost $11,320)		14,947

MUTUAL FUNDS — 0.8%
Diversified Financial Services — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	5,886,943	5,886,943

TOTAL MUTUAL FUNDS (Cost $5,886,943)		5,886,943

TOTAL LONG-TERM INVESTMENTS (Cost $656,382,086)		705,650,749

SHORT-TERM INVESTMENTS — 3.7%
Mutual Fund — 3.5%
T. Rowe Price Government Reserve Investment Fund	25,353,744	25,353,744

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (h)	$1,457,937	1,457,937

TOTAL SHORT-TERM INVESTMENTS (Cost $26,811,681)		26,811,681

TOTAL INVESTMENTS — 100.8% (Cost $683,193,767) (i)		732,462,430

Other Assets/(Liabilities) — (0.8)%		(5,993,506)

NET ASSETS — 100.0%		$726,468,924

The accompanying notes are an integral part of the financial statements.

83

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $14,344,298 or 1.97% of net assets.

(c)

Restricted security. Certain securities are restricted as to resale. At March 31, 2023, these securities amounted to a value of $14,126,055 or 1.94% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(d)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $180,914 or 0.02% of net assets.

(e)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $12,117,767 or 1.67% of net assets. The Fund received $7,047,618 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(f)	Investment is valued using significant unobservable inputs.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $1,458,112. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $1,487,107.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

84

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (a) — 0.5%
Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association Series 2020-7, Class KE 2.500% 1/20/50	$175,507	$157,414
Pass-Through Securities — 0.4%
Government National Mortgage Association II
Pool #MA4484 3.000% 6/20/32	123,265	117,047
Pool #MA6381 3.000% 1/20/35	65,612	62,200
Pool #MA6630 3.000% 5/20/35	30,280	28,705
Pool #MA4588 4.500% 7/20/47	103,209	103,637
Pool #MA4781 5.000% 10/20/47	46,799	47,941
Pool #MA4840 5.000% 11/20/47	36,693	37,589
Pool #MA5653 5.000% 12/20/48	114,090	115,627
Pool #MA5820 5.500% 3/20/49	15,596	15,992
		528,738

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $741,960)		686,152

U.S. TREASURY OBLIGATIONS — 95.2%
U.S. Treasury Bonds & Notes — 95.2%
U.S. Treasury Bond
1.125% 5/15/40	2,790,000	1,851,648
1.125% 8/15/40	5,170,000	3,407,725
1.250% 5/15/50	659,300	381,325
1.375% 11/15/40	6,110,000	4,197,431
1.375% 8/15/50	4,585,000	2,738,977
1.625% 11/15/50	3,580,000	2,284,407
1.750% 8/15/41	6,940,000	5,010,742
1.875% 2/15/41	7,480,000	5,579,598
1.875% 2/15/51	5,115,000	3,476,791
1.875% 11/15/51	4,775,000	3,235,103
2.000% 11/15/41	7,760,000	5,839,520
2.000% 2/15/50	3,535,000	2,493,569
2.000% 8/15/51	3,700,000	2,589,613
2.250% 5/15/41	7,690,000	6,092,922
2.250% 8/15/49	2,550,000	1,908,521
2.250% 2/15/52	11,895,000	8,828,275
2.375% 2/15/42	21,220,000	17,022,523
2.375% 11/15/49	2,220,000	1,707,670
2.375% 5/15/51	2,440,000	1,864,354
2.875% 5/15/49	2,480,000	2,112,758

	Principal Amount	Value
2.875% 5/15/52	$3,985,000	$3,392,808
3.000% 8/15/48 (b)	960,000	835,054
3.000% 2/15/49	2,480,000	2,161,952
3.000% 8/15/52	5,555,000	4,856,364
3.250% 5/15/42	1,945,000	1,791,070
3.375% 8/15/42	8,330,000	7,806,494
3.375% 11/15/48	2,330,000	2,171,277
3.625% 2/15/53	10,165,000	10,048,372
3.875% 2/15/43	5,335,000	5,373,436
4.000% 11/15/42	7,395,000	7,582,044
4.000% 11/15/52	3,958,700	4,183,300
U.S. Treasury Inflation Index
1.500% 2/15/53	1,180,261	1,197,135
		134,022,778

TOTAL U.S. TREASURY OBLIGATIONS (Cost $163,891,607)		134,022,778

TOTAL BONDS & NOTES (Cost $164,633,567)		134,708,930

TOTAL LONG-TERM INVESTMENTS (Cost $164,633,567)		134,708,930

	Number of Shares
SHORT-TERM INVESTMENTS — 3.1%
Mutual Fund — 2.5%
T. Rowe Price Government Reserve Investment Fund	3,481,976	3,481,976

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (c)	$865,457	865,457

TOTAL SHORT-TERM INVESTMENTS (Cost $4,347,433)		4,347,433

TOTAL INVESTMENTS — 98.8% (Cost $168,981,000) (d)		139,056,363

Other Assets/(Liabilities) — 1.2%		1,740,522

NET ASSETS — 100.0%		$140,796,885

The accompanying notes are an integral part of the financial statements.

85

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(b)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(c)

Maturity value of $865,561. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $882,786.

(d)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 5 Year	6/30/23	214	$23,476,805	$(42,133)

The accompanying notes are an integral part of the financial statements.

86

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Funds – Financial Statements
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MM Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Assets:
Investments, at value (Note 2) (a)	$333,888,495	$591,221,031
Repurchase agreements, at value (Note 2) (b)	1,904,321	2,034,783
Total investments (c)	335,792,816	593,255,814
Cash	536	12,901
Foreign currency, at value (d)	—	596,301
Receivables from:
Investments sold
Regular delivery	464,647	874,984
Delayed delivery	—	5,001,320
Cash collateral pledged for open derivatives (Note 2)	306,000	—
Open forward contracts (Note 2)	—	3,045,064
Fund shares sold	1,189,927	289,903
Premiums for closed swap agreements, at value	—	13,424
Investment adviser (Note 3)	—	62,972
Variation margin on open derivative instruments (Note 2)	31,872	135,595
Interest and dividends	287,532	4,045,294
Foreign tax reclaims	158,145	55,049
Open swap agreements, at value (Note 2)	—	21,112
Total assets	338,231,475	607,409,733
Liabilities:
Payables for:
Investments purchased
Regular delivery	466,876	7,740,739
Delayed delivery	—	30,865,364
Cash collateral held for open derivatives (Note 2)	—	1,362,531
Open forward contracts (Note 2)	—	2,832,409
Interest and dividends	—	938
Fund shares repurchased	1,853,488	67,187
Cash collateral held for securities on loan (Note 2)	—	1,035,635
Open swap agreements, at value (Note 2)	—	12,240
Trustees’ fees and expenses (Note 3)	37,040	26,143
Variation margin on open derivative instruments (Note 2)	—	—
Affiliates (Note 3):
Administration fees	20,451	128,772
Investment advisory fees	49,591	—
Accrued expense and other liabilities	84,335	297,570
Unrealized depreciation on:
Unfunded bank loan commitments	—	757
Total liabilities	2,511,781	44,370,285
Net assets	$335,719,694	$563,039,448
Net assets consist of:
Paid-in capital	$277,171,552	$679,624,562
Accumulated earnings (loss)	58,548,142	(116,585,114)
Net assets	$335,719,694	$563,039,448

(a)	Cost of investments:	$279,691,367	$625,493,283
(b)	Cost of repurchase agreements:	$1,904,321	$2,034,783
(c)	Securities on loan with market value of:	$127,085	$1,212,472
(d)	Cost of foreign currency:	$—	$597,974

The accompanying notes are an integral part of the financial statements.

88

MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund

$80,249,016	$2,157,899,918	$194,728,306	$246,427,044	$731,004,493	$138,190,906
1,066,106	1,155,459	959,084	1,006,243	1,457,937	865,457
81,315,122	2,159,055,377	195,687,390	247,433,287	732,462,430	139,056,363
13,275	—	1,893	4,551	228,783	—
543	125	582	179,430	40,186	—

209,666	4,508,346	685,051	907,014	2,164,404	786,286
—	—	7,737,093	—	—	2,683,034
—	—	—	—	—	—
17,878	—	—	266,926	—	—
42,053	5,562,920	69,511	167,802	481,773	81,722
—	—	—	—	—	—
18,023	79,544	23,421	36,325	49,231	16,193
12,647	—	900	164	—	46,975
1,207,661	1,538,457	352,147	1,152,762	538,528	889,952
—	69,636	—	22,623	58,026	—
—	—	154,523	—	—	—
82,836,868	2,170,814,405	204,712,511	250,170,884	736,023,361	143,560,525

124,429	11,067,638	439,446	1,418,669	3,404,734	—
118,524	—	7,683,612	—	—	2,656,173
—	—	—	—	—	—
95,604	—	—	33,084	—	—
—	—	—	—	—	—
13,303	184,244	44,572	8,360	24,068	12,057
1,315,430	8,414,000	—	4,272,725	5,886,943	—
—	—	—	—	—	—
3,707	65,028	8,321	4,865	27,498	4,859
—	—	28,696	11,422	—	—

27,845	50,608	21,838	17,733	23,707	11,419
—	—	—	—	—	—
91,646	254,479	90,276	102,227	187,487	79,132

—	—	—	—	—	—
1,790,488	20,035,997	8,316,761	5,869,085	9,554,437	2,763,640
$81,046,380	$2,150,778,408	$196,395,750	$244,301,799	$726,468,924	$140,796,885

$108,817,666	$2,143,591,514	$218,302,598	$246,067,180	$672,547,242	$190,573,703
(27,771,286)	7,186,894	(21,906,848)	(1,765,381)	53,921,682	(49,776,818)
$81,046,380	$2,150,778,408	$196,395,750	$244,301,799	$726,468,924	$140,796,885

$95,949,213	$2,061,125,258	$198,816,678	$251,761,396	$681,735,830	$168,115,543
$1,066,106	$1,155,459	$959,084	$1,006,243	$1,457,937	$865,457
$1,715,889	$20,355,269	$—	$6,690,026	$12,117,767	$—
$540	$123	$539	$178,763	$40,046	$—

The accompanying notes are an integral part of the financial statements.

89

MassMutual Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MM Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Class I shares:
Net assets	$335,719,694	$563,039,448
Shares outstanding (a)	48,108,656	66,349,016
Net asset value, offering price and redemption price per share	$6.98	$8.49

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

90

MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund

$81,046,380	$2,150,778,408	$196,395,750	$244,301,799	$726,468,924	$140,796,885
11,186,310	188,664,598	21,372,416	21,831,700	63,275,671	25,187,677
$7.25	$11.40	$9.19	$11.19	$11.48	$5.59

The accompanying notes are an integral part of the financial statements.

91

MassMutual Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2023 (Unaudited)

	MM Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Investment income (Note 2):
Dividends (a)	$2,667,861	$—
Interest (b)	21,274	9,263,179
Securities lending net income	361	24,682
Total investment income	2,689,496	9,287,861
Expenses (Note 3):
Investment advisory fees	293,454	—
Custody fees	39,423	134,541
Audit and tax fees	26,679	33,713
Legal fees	5,754	11,105
Proxy fees	1,387	1,387
Accounting & Administration fees	10,118	59,823
Shareholder reporting fees	65,954	24,834
Trustees’ fees	12,448	20,913
Registration and filing fees	10	17
Transfer agent fees	1,493	1,493
Total expenses	456,720	287,826
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	(287,826)
Net expenses:	456,720	—
Net investment income (loss)	2,232,776	9,287,861
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	6,812,216	(23,546,511)
Futures contracts	(14,906)	(1,418,043)
Written options	—	—
Swap agreements	—	(1,384,461)
Foreign currency transactions	10,965	376,420
Forward contracts	—	(4,092,610)
Net realized gain (loss)	6,808,275	(30,065,205)
Net change in unrealized appreciation/(depreciation) on:
Investment transactions	37,785,532	50,330,316 *
Unfunded bank loan commitments	—	(757)
Futures contracts	514,560	2,122,767
Swap agreements	—	776,380
Translation of assets and liabilities in foreign currencies	13,235	277,851
Forward contracts	—	(7,407,634)
Net change in unrealized appreciation/(depreciation)	38,313,327	46,098,923
Net realized gain (loss) and change in unrealized appreciation/(depreciation)	45,121,602	16,033,718
Net increase (decrease) in net assets resulting from operations	$47,354,378	$25,321,579

(a)	Net of foreign withholding tax of:	$4,775	$—
(b)	Net of foreign withholding tax of:	$—	$4,635
*	Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$(1,170)

The accompanying notes are an integral part of the financial statements.

92

MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund

$—	$13,923,607	$—	$3,374,802	$4,341,752	$—
2,814,266	870,154	2,233,542	203,434	673,713	2,076,842
1,789	4,236	12,219	32,796	36,529	9,486
2,816,055	14,797,997	2,245,761	3,611,032	5,051,994	2,086,328

—	—	—	—	—	—
28,863	123,973	32,248	47,004	96,840	25,182
32,713	24,325	26,445	25,977	23,402	26,538
1,361	35,180	4,140	3,517	12,665	2,318
1,387	1,387	1,387	1,387	1,387	1,387
12,789	24,321	10,297	8,561	11,561	5,363
10,887	41,527	14,999	13,421	22,402	11,085
2,884	70,449	7,479	7,840	25,692	4,798
—	—	—	—	—	4
1,494	1,493	1,493	1,493	1,493	1,494
92,378	322,655	98,488	109,200	195,442	78,169

(92,378)	(322,655)	(98,488)	(109,200)	(195,442)	(78,169)
—	—	—	—	—	—
2,816,055	14,797,997	2,245,761	3,611,032	5,051,994	2,086,328

(4,469,331)	(64,226,899)	(5,732,701)	4,258,347	8,774,577	(9,782,803)
(132,415)	—	(598,249)	950,363	—	(681,109)
—	—	(50,256)	—	—	(135,235)
(1,339)	—	2,763,918	(590,070)	—	—
4,181	43,329	1	4,617	(2,227)	—
(68,227)	—	(12,932)	(463,517)	—	—
(4,667,131)	(64,183,570)	(3,630,219)	4,159,740	8,772,350	(10,599,147)

11,906,108 *	293,551,443	10,060,088	26,848,681	68,664,110	14,470,350
—	—	—	—	—	—
(160,538)	—	(399,269)	(253,287)	—	130,270
4,062	—	(2,569,682)	302,960	—	—
16,069	(20,035)	1,655	17,248	6,586	—
(233,831)	—	12,932	427,714	—	—
11,531,870	293,531,408	7,105,724	27,343,316	68,670,696	14,600,620
6,864,739	229,347,838	3,475,505	31,503,056	77,443,046	4,001,473
$9,680,794	$244,145,835	$5,721,266	$35,114,088	$82,495,040	$6,087,801

$—	$64,071	$—	$121,217	$25,084	$—
$1,177	$—	$—	$—	$—	$—
$(862)	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

93

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MM Equity Asset Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,232,776	$4,586,586
Net realized gain (loss)	6,808,275	43,286,587
Net change in unrealized appreciation/(depreciation)	38,313,327	(97,241,742)
Net increase (decrease) in net assets resulting from operations	47,354,378	(49,368,569)
Distributions to shareholders (Note 2):
Class I	(45,772,541)	(81,089,970)
Total distributions	(45,772,541)	(81,089,970)
Net fund share transactions (Note 5):
Class I	30,863,548	35,923,057
Increase (decrease) in net assets from fund share transactions	30,863,548	35,923,057
Total increase (decrease) in net assets	32,445,385	(94,535,482)
Net assets
Beginning of period	303,274,309	397,809,791
End of period	$335,719,694	$303,274,309

The accompanying notes are an integral part of the financial statements.

94

MassMutual Select T. Rowe Price Bond Asset Fund		MassMutual Select T. Rowe Price Emerging Markets Bond Fund		MassMutual Select T. Rowe Price Large Cap Blend Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$9,287,861	$15,245,753	$2,816,055	$4,894,856	$14,797,997	$25,135,661
(30,065,205)	(29,819,262)	(4,667,131)	(6,364,698)	(64,183,570)	187,695,455
46,098,923	(90,135,324)	11,531,870	(25,272,279)	293,531,408	(755,270,742)
25,321,579	(104,708,833)	9,680,794	(26,742,121)	244,145,835	(542,439,626)

(34,514,988)	(25,803,449)	(4,937,874)	(5,878,302)	(210,457,886)	(407,155,724)
(34,514,988)	(25,803,449)	(4,937,874)	(5,878,302)	(210,457,886)	(407,155,724)

13,742,109	(125,107,682)	410,636	1,336,110	263,229,988	493,829,914
13,742,109	(125,107,682)	410,636	1,336,110	263,229,988	493,829,914
4,548,700	(255,619,964)	5,153,556	(31,284,313)	296,917,937	(455,765,436)

558,490,748	814,110,712	75,892,824	107,177,137	1,853,860,471	2,309,625,907
$563,039,448	$558,490,748	$81,046,380	$75,892,824	$2,150,778,408	$1,853,860,471

The accompanying notes are an integral part of the financial statements.

95

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,245,761	$15,836,991
Net realized gain (loss)	(3,630,219)	(9,686,739)
Net change in unrealized appreciation/(depreciation)	7,105,724	(16,445,298)
Net increase (decrease) in net assets resulting from operations	5,721,266	(10,295,046)
Distributions to shareholders (Note 2):
Class I	(17,684,326)	(18,493,933)
Total distributions	(17,684,326)	(18,493,933)
Net fund share transactions (Note 5):
Class I	18,461,772	(54,174,044)
Increase (decrease) in net assets from fund share transactions	18,461,772	(54,174,044)
Total increase (decrease) in net assets	6,498,712	(82,963,023)
Net assets
Beginning of period	189,897,038	272,860,061
End of period	$196,395,750	$189,897,038

The accompanying notes are an integral part of the financial statements.

96

MassMutual Select T. Rowe Price Real Assets Fund		MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund		MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$3,611,032	$7,817,955	$5,051,994	$8,597,894	$2,086,328	$2,919,573
4,159,740	8,209,276	8,772,350	52,148,746	(10,599,147)	(2,780,390)
27,343,316	(51,130,281)	68,670,696	(250,133,271)	14,600,620	(41,812,054)
35,114,088	(35,103,050)	82,495,040	(189,386,631)	6,087,801	(41,672,871)

(18,111,194)	(14,576,042)	(53,463,266)	(120,935,066)	(3,256,582)	(1,934,574)
(18,111,194)	(14,576,042)	(53,463,266)	(120,935,066)	(3,256,582)	(1,934,574)

16,959,505	97,651,890	31,497,745	65,387,523	11,256,917	61,065,313
16,959,505	97,651,890	31,497,745	65,387,523	11,256,917	61,065,313
33,962,399	47,972,798	60,529,519	(244,934,174)	14,088,136	17,457,868

210,339,400	162,366,602	665,939,405	910,873,579	126,708,749	109,250,881
$244,301,799	$210,339,400	$726,468,924	$665,939,405	$140,796,885	$126,708,749

The accompanying notes are an integral part of the financial statements.

97

MM Equity Asset Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$7.00	$0.05	$0.99		$1.04	$(0.10)	$(0.96)	$(1.06)	$6.98	15.53%[b]	$335,720	0.28%[a]	N/A	1.37%[a]
9/30/22	10.12	0.10	(1.05)		(0.95)	(0.13)	(2.04)	(2.17)	7.00	(14.16%)	303,274	0.23%	N/A	1.20%
9/30/21	8.79	0.11	2.38		2.49	(0.14)	(1.02)	(1.16)	10.12	30.90%	397,810	0.22%	N/A	1.20%
9/30/20	7.90	0.12	1.25		1.37	(0.11)	(0.37)	(0.48)	8.79	17.91%	423,084	0.24%	N/A	1.48%
9/30/19	12.36	0.12	(0.49	)aa	(0.37)	(0.50)	(3.59)	(4.09)	7.90	3.10%	489,569	0.24%	0.21%	1.48%
9/30/18	11.85	0.24	0.99		1.23	(0.26)	(0.46)	(0.72)	12.36	10.73%	497,747	0.26%	0.25%	1.99%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	16%	39%	29%	60%	49%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

98

MassMutual Select T. Rowe Price Bond Asset Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$8.63	$0.14	$0.26	$0.40	$(0.54)	$—	$(0.54)	$8.49	4.71%[b]	$563,039	0.10%[a]	0.00%[a]	3.33%[a]
9/30/22	10.43	0.21	(1.67)	(1.46)	(0.31)	(0.03)	(0.34)	8.63	(14.50%)	558,491	0.08%	0.00%	2.19%
9/30/21	10.65	0.20	(0.07)	0.13	(0.16)	(0.19)	(0.35)	10.43	1.26%	814,111	0.07%	0.00%	1.89%
9/30/20	10.59	0.24	0.18	0.42	(0.31)	(0.05)	(0.36)	10.65	4.15%	750,915	0.45%	0.33%	2.32%
9/30/19	9.94	0.29	0.69	0.98	(0.33)	—	(0.33)	10.59	10.21%	670,362	0.56%	0.40%	2.90%
9/30/18[g]	10.00	0.18	(0.24)	(0.06)	—	—	—	9.94	(0.60%)[b]	512,086	0.51%[a]	0.43%[a]	2.78%[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	96%	290%	255%	157%	287%	170%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

99

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$6.81	$0.25	$0.64	$0.89	$(0.45)	$—	$(0.45)	$7.25	13.14%[b]	$81,046	0.23%[a]	0.00%[a]	7.00%[a]
9/30/22	9.73	0.44	(2.82)	(2.38)	(0.54)	—	(0.54)	6.81	(25.84%)	75,893	0.19%	0.00%	5.29%
9/30/21	9.50	0.51	0.31	0.82	(0.59)	—	(0.59)	9.73	8.74%	107,177	0.17%	0.00%	5.29%
9/30/20	9.91	0.50	(0.41)	0.09	(0.50)	—	(0.50)	9.50	0.88%	109,979	0.76%	0.58%	5.29%
9/30/19	9.64	0.53	0.06	0.59	(0.32)	—	(0.32)	9.91	6.35%	110,630	0.92%	0.70%	5.45%
9/30/18[g]	10.00	0.33	(0.69)	(0.36)	—	—	—	9.64	(3.60%)[b]	75,004	1.01%[a]	0.70%[a]	5.30%[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	18%	37%	49%	56%	39%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

100

MassMutual Select T. Rowe Price Large Cap Blend Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$11.23	$0.08	$1.36	$1.44	$(0.10)	$(1.17)	$(1.27)	$11.40	13.17%[b]	$2,150,778	0.03%[a]	0.00%[a]	1.48%[a]
9/30/22	17.43	0.16	(3.36)	(3.20)	(0.15)	(2.85)	(3.00)	11.23	(22.96%)	1,853,860	0.02%	0.00%	1.13%
9/30/21	13.00	0.16	4.39	4.55	(0.12)	—	(0.12)	17.43	35.17%	2,309,626	0.02%	0.00%	0.97%
9/30/20	11.36	0.11	1.65	1.76	(0.12)	—	(0.12)	13.00	15.60%	1,772,717	0.51%	0.44%	0.91%
9/30/19	10.87	0.12	0.45	0.57	(0.08)	—	(0.08)	11.36	5.39%	1,280,663	0.65%	0.56%	1.09%
9/30/18[g]	10.00	0.07	0.80	0.87	—	—	—	10.87	8.70%[b]	923,050	0.64%[a]	0.58%[a]	1.11%[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	36%	121%	65%	90%	67%	64%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.

The accompanying notes are an integral part of the financial statements.

101

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$9.85	$0.11	$0.17	$0.28	$(0.94)	$—	$(0.94)	$9.19	2.98%[b]	$196,396	0.10%[a]	0.00%[a]	2.39%[a]
9/30/22	11.02	0.63	(1.13)	(0.50)	(0.53)	(0.14)	(0.67)	9.85	(4.82%)	189,897	0.07%	0.00%	5.97%
9/30/21	10.64	0.42	0.30	0.72	(0.19)	(0.15)	(0.34)	11.02	6.96%	272,860	0.07%	0.00%	3.93%
9/30/20	10.27	0.15	0.41	0.56	(0.19)	(0.00)[d]	(0.19)	10.64	5.58%	186,441	0.37%	0.13%	1.48%
9/30/19	10.09	0.25	0.14	0.39	(0.21)	—	(0.21)	10.27	3.95%	199,074	0.44%	0.16%	2.50%
9/30/18[g]	10.00	0.22	(0.13)	0.09	—	—	—	10.09	0.90%[b]	116,512	0.46%[a]	0.30%[a]	3.36%[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	108%	176%	193%	156%	135%	66%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

102

MassMutual Select T. Rowe Price Real Assets Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$10.34	$0.17	$1.57	$1.74	$(0.33)	$(0.56)	$(0.89)	$11.19	16.83%[b]	$244,302	0.09%[a]	0.00%[a]	3.02%[a]
9/30/22	12.85	0.49	(1.86)	(1.37)	(0.36)	(0.78)	(1.14)	10.34	(12.24%)	210,339	0.09%	0.00%	3.93%
9/30/21	9.83	0.37	2.89	3.26	(0.24)	—	(0.24)	12.85	33.66%	162,367	0.13%	0.00%	3.04%
9/30/20	10.49	0.23	(0.60)	(0.37)	(0.29)	—	(0.29)	9.83	(3.77%)	99,585	0.69%	0.50%	2.33%
9/30/19	10.56	0.27	(0.16)	0.11	(0.18)	—	(0.18)	10.49	1.26%	82,224	0.86%	0.61%	2.60%
9/30/18[g]	10.00	0.19	0.37	0.56	—	—	—	10.56	5.60%[b]	61,160	1.00%[a]	0.61%[a]	2.86%[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	28%	43%	57%	32%	40%	13%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

103

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$11.01	$0.08	$1.28	$1.36	$(0.10)	$(0.79)	$(0.89)	$11.48	12.42%[b]	$726,469	0.05%[a]	0.00%[a]	1.39%[a]
9/30/22	16.20	0.14	(3.18)	(3.04)	(0.16)	(1.99)	(2.15)	11.01	(21.64%)	665,939	0.03%	0.00%	1.04%
9/30/21	12.41	0.15	4.43	4.58	(0.10)	(0.69)	(0.79)	16.20	37.99%	910,874	0.04%	0.00%	0.97%
9/30/20	11.44	0.07	1.18	1.25	(0.07)	(0.21)	(0.28)	12.41	10.97%	747,318	0.61%	0.53%	0.58%
9/30/19	11.47	0.07	0.09	0.16	(0.04)	(0.15)	(0.19)	11.44	1.72%	632,662	0.76%	0.65%	0.59%
9/30/18[g]	10.00	0.03	1.44	1.47	—	—	—	11.47	14.70%[b]	473,030	0.75%[a]	0.65%[a]	0.40%[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	21%	34%	28%	41%	33%	22%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

104

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$5.47	$0.08	$0.17	$0.25	$(0.13)	$—	$(0.13)	$5.59	4.60%[b]	$140,797	0.12%[a]	0.00%[a]	3.11%[a]
9/30/22	7.62	0.15	(2.17)	(2.02)	(0.13)	—	(0.13)	5.47	(26.97%)	126,709	0.11%	0.00%	2.29%
9/30/21	13.07	0.14	(1.17)	(1.03)	(0.16)	(4.26)	(4.42)	7.62	(10.55%)	109,251	0.15%	0.00%	1.69%
9/30/20	12.25	0.25	1.45	1.70	(0.31)	(0.57)	(0.88)	13.07	15.26%	67,408	0.42%	0.13%	2.07%
9/30/19	10.03	0.30	2.12	2.42	(0.20)	—	(0.20)	12.25	24.53%	153,801	0.43%	0.16%	2.74%
9/30/18[g]	10.00	0.18	(0.15)	0.03	—	—	—	10.03	0.30%[b]	113,795	0.46%[a]	0.30%[a]	2.72%[a]

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	54%	102%	116%	206%	155%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

105

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 53 series, including the following eight series listed below(each individually referred to as a “Fund” or collectively as the “Funds”):

MM Equity Asset Fund (“Equity Asset Fund”)

MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)

MassMutual Select T. Rowe Price Emerging Markets Bond Fund (“MM Select T. Rowe Price Emerging Markets Bond Fund”)

MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (“MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund”)

MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund (“MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund”)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

106

Notes to Financial Statements (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

107

Notes to Financial Statements (Unaudited) (Continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

108

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2023, for the Funds’ investments:

	Level 1	Level 2	Level 3		Total
Equity Asset Fund
Asset Investments
Common Stock	$333,885,963	$2,532 *	$—		$333,888,495
Rights	—	—	—	+	—
Short-Term Investments	—	1,904,321	—		1,904,321
Total Investments	$333,885,963	$1,906,853	$—		$335,792,816
Asset Derivatives
Futures Contracts	$90,594	$—	$—		$90,594

MM Select T. Rowe Price Bond Asset Fund
Asset Investments
Bank Loans	$—	$5,224,650	$—		$5,224,650
Corporate Debt	—	154,260,098	—		154,260,098
Municipal Obligations	—	303,728	—		303,728
Non-U.S. Government Agency Obligations	—	48,202,032	—		48,202,032
Sovereign Debt Obligations	—	104,144,988	—		104,144,988
U.S. Government Agency Obligations and Instrumentalities	—	135,913,260	—		135,913,260
U.S. Treasury Obligations	—	95,114,663	—		95,114,663
Purchased Options	—	60,790	—		60,790
Mutual Funds	1,035,635	—	—		1,035,635
Short-Term Investments	35,938,380	13,057,590	—		48,995,970
Total Investments	$36,974,015	$556,281,799	$—		$593,255,814
Liability Investments
Unfunded Bank Loan Commitments**	$—	$(757)	$—		$(757)
Asset Derivatives
Forward Contracts	$—	$3,045,064	$—		$3,045,064
Futures Contracts	354,339	—	—		354,339
Swap Agreements	—	494,703	—		494,703
Total	$354,339	$3,539,767	$—		$3,894,106
Liability Derivatives
Forward Contracts	$—	$(2,832,409)	$—		$(2,832,409)
Futures Contracts	(658,786)	—	—		(658,786)
Swap Agreements	—	(1,122,982)	—		(1,122,982)
Total	$(658,786)	$(3,955,391)	$—		$(4,614,177)

MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Investments
Corporate Debt	$—	$22,960,536	$—		$22,960,536
Sovereign Debt Obligations	—	55,470,810	—		55,470,810
Mutual Funds	1,315,430	—	—		1,315,430
Short-Term Investments	384,593	1,183,753	—		1,568,346
Total Investments	$1,700,023	$79,615,099	$—		$81,315,122
Asset Derivatives
Forward Contracts	$—	$17,878	$—		$17,878
Futures Contracts	96,585	—	—		96,585
Total	$96,585	$17,878	$—		$114,463
Liability Derivatives
Forward Contracts	—	(95,604)	—		(95,604)
Futures Contracts	(182,659)	—	—		(182,659)
Total	$(182,659)	$(95,604)	$—		$(278,263)

109

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
MM Select T. Rowe Price Large Cap Blend Fund
Asset Investments
Common Stock	$2,097,443,639	$14,607,575	*	$4,320,209	$2,116,371,423
Preferred Stock	—	12,397,082	*	8,344,954	20,742,036
Corporate Debt	—	—		50,373	50,373
Mutual Funds	8,414,000	—		—	8,414,000
Short-Term Investments	12,322,086	1,155,459		—	13,477,545
Total Investments	$2,118,179,725	$28,160,116		$12,715,536	$2,159,055,377

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Investments
Corporate Debt	$—	$507,311		$—	$507,311
Municipal Obligations	—	804,602		—	804,602
Non-U.S. Government Agency Obligations	—	1,303,737		—	1,303,737
U.S. Government Agency Obligations and Instrumentalities	—	391,012		—	391,012
U.S. Treasury Obligations	—	191,707,681		—	191,707,681
Short-Term Investments	13,963	959,084		—	973,047
Total Investments	$13,963	$195,673,427		$—	$195,687,390
Asset Derivatives
Futures Contracts	$38,101	$—		$—	$38,101
Swap Agreements	—	754,882		—	754,882
Total	$38,101	$754,882		$—	$792,983
Liability Derivatives
Futures Contracts	$(59,695)	$—		$—	$(59,695)
Swap Agreements	—	(11,390)		—	(11,390)
Total	$(59,695)	$(11,390)		$—	$(71,085)

MM Select T. Rowe Price Real Assets Fund
Asset Investments
Common Stock*
Australia	$—	$29,721,426		$—	$29,721,426
Austria	—	326,362		—	326,362
Belgium	—	1,329,959		—	1,329,959
Bosnia and Herzegowina	—	467,851		—	467,851
Brazil	1,655,940	—		—	1,655,940
Burkina Faso	897,211	—		—	897,211
Canada	20,291,427	—		—	20,291,427
China	—	393,412		—	393,412
Egypt	—	341,887		—	341,887
Faeroe Islands	—	624,345		—	624,345
Finland	—	2,862,369		—	2,862,369
France	—	3,662,672		—	3,662,672
Germany	—	369,022		—	369,022
Ghana	504,856	—		—	504,856
Hong Kong	—	2,806,170		—	2,806,170
Japan	—	6,815,186		—	6,815,186
Kazakhstan	—	1,505,100		—	1,505,100
Mexico	1,769,191	—		—	1,769,191
Netherlands	—	1,863,644		—	1,863,644
Norway	—	3,716,076		—	3,716,076
Portugal	—	786,736		—	786,736

110

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
MM Select T. Rowe Price Real Assets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Republic of Korea	$—	$1,910,111		$—		$1,910,111
Russia	—	—		—	+	—
Singapore	—	933,530		—		933,530
South Africa	—	1,795,861		—		1,795,861
Spain	—	471,899		—		471,899
Sweden	—	7,453,752		—		7,453,752
United Kingdom	2,123,314	5,219,436		—		7,342,750
United States	127,537,773	555,168		—		128,092,941
Zambia	446,199	—		—		446,199
Preferred Stock
United States	—	—		1,688,787		1,688,787
Mutual Funds	8,037,161	—		—		8,037,161
Short-Term Investments	3,158	6,546,296		—		6,549,454
Total Investments	$163,266,230	$82,478,270		$1,688,787		$247,433,287
Asset Derivatives
Forward Contracts	$—	$266,926		$—		$266,926
Futures Contracts	131,989	—		—		131,989
Swap Agreements	—	28,221		—		28,221
Total	$131,989	$295,147		$—		$427,136
Liability Derivatives
Forward Contracts	$—	$(33,084)		$—		$(33,084)
Futures Contracts	(266,595)	—		—		(266,595)
Total	$(266,595)	$(33,084)		$—		$(299,679)

MM Select T. Rowe Price Small and Mid Cap Blend Fund
Asset Investments
Common Stock	$671,687,027	$12,908,822	*	$1,592,088		$686,187,937
Preferred Stock	—	1,040,913	*	12,491,117		13,532,030
Rights	—	—		28,892		28,892
Warrants	615	—		14,332		14,947
Mutual Funds	5,886,943	—		—		5,886,943
Short-Term Investments	25,353,744	1,457,937		—		26,811,681
Total Investments	$702,928,329	$15,407,672		$14,126,429		$732,462,430

MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Asset Investments
U.S. Government Agency Obligations and Instrumentalities	$—	$686,152		$—		$686,152
U.S. Treasury Obligations	—	134,022,778		—		134,022,778
Short-Term Investments	3,481,976	865,457		—		4,347,433
Total Investments	$3,481,976	$135,574,387		$—		$139,056,363
Liability Derivatives
Futures Contracts	$(42,133)	$—		$—		$(42,133)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of March 31, 2023.

111

Notes to Financial Statements (Unaudited) (Continued)

For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis and cash collateral pledged for open derivatives, as well as, any applicable liabilities for investments purchased on a delayed delivery basis, cash collateral held for open derivatives, and cash collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2023.

The Funds had no Level 3 transfers during the period ended March 31, 2023.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs
	Investments in Securities
	Balance as of 9/30/22	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 3/31/23	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 3/31/23
MM Select T. Rowe Price Small and Mid Cap Blend Fund
Common Stock	$1,767,594	$—	$—	$(200,805)	$341,180	$(315,881)	$—	$—	$1,592,088	$(198,835)
Preferred Stock	15,270,575	—	(1,660)	(2,628,825)	383,091	(532,064)	—	—	12,491,117	(1,741,571)
Warrants	7,487	—	—	2,394	4,451	—	—	—	14,332	2,394
Rights	28,892	—	—	—	—	—	—	—	28,892	—
	$17,074,548	$—	$(1,660)	$(2,827,236)	$728,722	$(847,945)	$—	$—	$14,126,429	$(1,938,012)

The MM Select T. Rowe Price Small and Mid Cap Blend Fund may fair value certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the valuation designee. Valuations are reviewed by the valuation designee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the MM Select T. Rowe Price Small and Mid Cap Blend Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

112

Notes to Financial Statements (Unaudited) (Continued)

The table excludes securities which were classified as level 3 based upon a broker quote.

Security Description	Fair Value	Valuation Technique(s)	Unobservable Input Description	Range of Unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
MM Select T. Rowe Price Small and Mid Cap Blend Fund
Common Stock	$ 1,592,088	Market approach	Transaction price	$0.32 - $5,200	$29.54
			EV / Sales	1.3x - 14.3x	6.1x
			EV / GP	3.53x - 18.4x	8.6x
			EV/ EBITDA	7.5x - 12x	9.5x
			EV Sales LTM	1.9x	—
			EV/GP LTM	4.7x	—
			Price/Earnings	8.4x - 11.9x	10.3x
			Price/TBV	0.8x - 0.9x	0.85x
			Price/Billings	5.4x	—
			Discount factor	0.0055% - 0.3127%	0.2061
			Discount %	5% - 10%	6.94%
			PV of remaining future contingent payments less discount for timing and probability	$0.26 - $0.49	$0.42
		Option pricing model	Risk-free rate	3.50%	—
			Volatility	54.50%	—
			Time to Expiration	2	—
Preferred Stock	$ 12,491,117	Market approach	Transaction price	$1.02 - $323.00	$36.79
			Transaction price +/- capital structure adjustment	$56.21 - $61.98	$59.74
			EV/ Sales	0.8x - 16.8x	4.48x
			EV Sales LTM	2.4x	—
			EV/ GMV	0.28x - 0.5x	0.35x
			EV/ GP	1.9x - 23.2x	10.6x
			EV/GP LTM	3.4x	—
			EV/ EBITDA	4.3x - 27.9x	15.9x
			Price/Earnings	8.4x - 11.9x	10.3x
			Probability of zero outcome	50% - 80%	76.9%
			Discount %	5% - 10%	6.9%
		Option pricing model	Risk-free rate	3.50%	3.2%
			Volatility	54.50%	49.7%
			Time to Expiration	2	1.8
Warrants	$ 14,332	Black-Scholes option pricing model	Risk-free rate	2.5% - 3.0%	2.98%
			Volatility	37.7% - 41.1%	37.8%
			Time to Expiration	1.6 - 6	2.14

113

Notes to Financial Statements (Unaudited) (Continued)

Security Description	FairValue	Valuation Technique(s)	Unobservable Input Description	Range of Unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Rights	$ 28,892	Market approach	PV of future payments	$1.15	$—
Total	$ 14,126,429

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Abbreviation Legend

EV/ GP - financial ratio of comparable public companies’ enterprise value to gross profit; measures the value of a comparable company in terms of its gross profit for a given year

EV/ GMV - financial ratio of comparable public companies’ enterprise value to gross market value; measures the value of a comparable company in terms of its gross market value for a given year

EV/ Sales - financial ratio of comparable public companies’ enterprise value to sales; measures the value of a comparable company in terms of its sales for a given year

EV/ EBITDA - financial ratio of comparable public companies’ enterprise value to earnings; measures the value of a comparable company in terms of its expected earnings for a given year

EV/ Sales LTM - financial ratio of comparable public companies’ enterprise value to sales last twelve months; measures the value of a comparable company in terms of its sales for the last twelve months

EV/ GP LTM - financial ratio of comparable public companies’ enterprise value to gross profit last twelve months; measures the value of a comparable company in terms of its gross profit for the last twelve months

PV - present value; current value of a future stream of cash flows assuming a specified rate of return

Price/ Earnings - financial ratio relates a company’s share price to its earnings per share; measures the value of a comparable company in terms of its gross profit for the last twelve months

Price/ TBV (Tangible Book Value) - financial ratio of the market value of a company’s shares (share price) over its book value of equity; measures the value of a comparable company in terms of its gross profit for the last twelve months

Price/ Billings - financial ratio of comparable public companies’ enterprise value to gross profit last twelve months; measures the value of a comparable company in terms of its gross profit for the last twelve months

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

At March 31, 2023, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Equity Asset Fund
Asset Derivatives
Futures Contracts^^	$—	$90,594	$—	$—	$90,594
Realized Gain (Loss)#
Futures Contracts	$—	$(20,947)	$—	$6,041	$(14,906)
Change in Appreciation/(Depreciation)##
Futures Contracts	$—	$514,560	$—	$—	$514,560

114

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
MM Select T. Rowe Price Bond Asset Fund
Asset Derivatives
Purchased Options*	$—	$—	$60,790	$—	$60,790
Forward Contracts*	—	—	3,045,064	—	3,045,064
Futures Contracts^^	—	—	—	354,339	354,339
Swap Agreements*	21,112	—	—	—	21,112
Swap Agreements^^,^^^	151,038	—	—	322,553	473,591
Total Value	$172,150	$—	$3,105,854	$676,892	$3,954,896
Liability Derivatives
Forward Contracts^	$—	$—	$(2,832,409)	$—	$(2,832,409)
Futures Contracts^^	—	—	—	(658,786)	(658,786)
Swap Agreements^	(12,240)	—	—	—	(12,240)
Swap Agreements^^,^^^	(22,457)	—	—	(1,088,285)	(1,110,742)
Total Value	$(34,697)	$—	$(2,832,409)	$(1,747,071)	$(4,614,177)
Realized Gain (Loss)#
Purchased Options	$—	$—	$(115,776)	$—	$(115,776)
Forward Contracts	—	—	(4,092,610)	—	(4,092,610)
Futures Contracts	—	—	—	(1,418,043)	(1,418,043)
Swap Agreements	(601,419)	—	—	(783,042)	(1,384,461)
Total Realized Gain (Loss)	$(601,419)	$—	$(4,208,386)	$(2,201,085)	$(7,010,890)
Change in Appreciation/(Depreciation)##
Purchased Options	$—	$—	$2,200	$—	$2,200
Forward Contracts	—	—	(7,407,634)	—	(7,407,634)
Futures Contracts	—	—	—	2,122,767	2,122,767
Swap Agreements	213,936	—	—	562,444	776,380
Total Change in Appreciation/(Depreciation)	$213,936	$—	$(7,405,434)	$2,685,211	$(4,506,287)

MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Derivatives
Forward Contracts*	$—	$—	$17,878	$—	$17,878
Futures Contracts^^	—	—	—	96,585	96,585
Total Value	$—	$—	$17,878	$96,585	$114,463
Liability Derivatives
Forward Contracts^	$—	$—	$(95,604)	$—	$(95,604)
Futures Contracts^^	—	—	—	(182,659)	(182,659)
Total Value	$—	$—	$(95,604)	$(182,659)	$(278,263)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$(68,227)	$—	$(68,227)
Futures Contracts	—	—	—	(132,415)	(132,415)
Swap Agreements	(1,339)	—	—	—	(1,339)
Total Realized Gain (Loss)	$(1,339)	$—	$(68,227)	$(132,415)	$(201,981)
Change in Appreciation/(Depreciation)##
Forward Contracts	$—	$—	$(233,831)	$—	$(233,831)
Futures Contracts	—	—	—	(160,538)	(160,538)
Swap Agreements	4,062	—	—	—	4,062
Total Change in Appreciation/(Depreciation)	$4,062	$—	$(233,831)	$(160,538)	$(390,307)

115

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$38,101	$38,101
Swap Agreements*	—	—	—	154,523	154,523
Swap Agreements^^,^^^	—	—	—	600,359	600,359
Total Value	$—	$—	$—	$792,983	$792,983
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(59,695)	$(59,695)
Swap Agreements^^,^^^	—	—	—	(11,390)	(11,390)
Total Value	$—	$—	$—	$(71,085)	$(71,085)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$(20,912)	$(20,912)
Forward Contracts	—	—	(12,932)	—	(12,932)
Futures Contracts	—	—	—	(598,249)	(598,249)
Swap Agreements	(887)	—	—	2,764,805	2,763,918
Written Options	—	—	—	(50,256)	(50,256)
Total Realized Gain (Loss)	$(887)	$—	$(12,932)	$2,095,388	$2,081,569
Change in Appreciation/(Depreciation)##
Purchased Options	$—	$—	$—	$10,818	$10,818
Forward Contracts	—	—	12,932	—	12,932
Futures Contracts	—	—	—	(399,269)	(399,269)
Swap Agreements	—	—	—	(2,569,682)	(2,569,682)
Total Change in Appreciation/(Depreciation)	$—	$—	$12,932	$(2,958,133)	$(2,945,201)

MM Select T. Rowe Price Real Assets Fund
Asset Derivatives
Forward Contracts*	$—	$—	$266,926	$—	$266,926
Futures Contracts^^	—	131,989	—	—	131,989
Swap Agreements^^,^^^	—	—	—	28,221	28,221
Total Value	$—	$131,989	$266,926	$28,221	$427,136
Liability Derivatives
Forward Contracts^	$—	$—	$(33,084)	$—	$(33,084)
Futures Contracts^^	—	(135,091)	—	(131,504)	(266,595)
Total Value	$—	$(135,091)	$(33,084)	$(131,504)	$(299,679)
Realized Gain (Loss)#
Purchased Options	$—	$(151,600)	$—	$—	$(151,600)
Forward Contracts	—	—	(463,517)	—	(463,517)
Futures Contracts	—	909,124	—	41,239	950,363
Swap Agreements	—	(580,182)	—	(9,888)	(590,070)
Total Realized Gain (Loss)	$—	$177,342	$(463,517)	$31,351	$(254,824)
Change in Appreciation/(Depreciation)##
Forward Contracts	$—	$—	$427,714	$—	$427,714
Futures Contracts	—	5,722	—	(259,009)	(253,287)
Swap Agreements	—	274,739	—	28,221	302,960
Total Change in Appreciation/(Depreciation)	$—	$280,461	$427,714	$(230,788)	$477,387

116

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(42,133)	$(42,133)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$(14,442)	$(14,442)
Futures Contracts	—	—	—	(681,109)	(681,109)
Written Options	—	—	—	(135,235)	(135,235)
Total Realized Gain (Loss)	$—	$—	$—	$(830,786)	$(830,786)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$—	$7,296	$7,296
Futures Contracts	—	—	—	130,270	130,270
Total Change in Appreciation (Depreciation)	$—	$—	$—	$137,566	$137,566

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts, or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts or open swap agreements, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps which are not subject to a master netting agreement or similar agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements or written options, as applicable.
##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, or swap agreements, as applicable.

For the period ended March 31, 2023, the average number of contracts, notional amounts, or shares/units outstanding for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units †
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Equity Asset Fund	19	$—	$—	—	—
MM Select T. Rowe Price Bond Asset Fund	869	228,763,264	148,942,667	9,650,833	—
MM Select T. Rowe Price Emerging Markets Bond Fund	83	5,575,491	225,000	—	—
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	175	2,435,812	36,201,167	43	271
MM Select T. Rowe Price Real Assets Fund	217	12,752,889	3,625,000	4,421	—
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	147	—	—	29	333

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2023.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s

117

Notes to Financial Statements (Unaudited) (Continued)

derivatives exposure as of March 31, 2023. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2023.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
MM Select T. Rowe Price Bond Asset Fund
Bank of America N.A.	$94,454	$(94,454)	$—	$—
Barclays Bank PLC	4,516	(4,516)	—	—
BNP Paribas SA	369,088	(369,088)	—	—
Citibank N.A.	1,203,919	(95,346)	(1,108,573)	—
Deutsche Bank AG	257,960	(102,702)	—	155,258
Goldman Sachs International	141,009	(141,009)	—	—
HSBC Bank USA	70,925	(70,925)	—	—
JP Morgan Chase Bank N.A.	353	(353)	—	—
Morgan Stanley & Co. LLC	94,789	(94,789)	—	—
Royal Bank of Canada	18,845	—	—	18,845
State Street Bank and Trust	326,591	(326,591)	—	—
UBS AG	544,517	(269,132)	(275,385)	—
	$3,126,966	$(1,568,905)	$(1,383,958)	$174,103

MM Select T. Rowe Price Emerging Markets Bond Fund
Barclays Bank PLC	$7,588	$(1,258)	$—	$6,330
BNP Paribas SA	2,050	(2,050)	—	—
Citibank N.A.	346	(346)	—	—
Goldman Sachs International	2	(2)	—	—
HSBC Bank USA	3,918	(3,918)	—	—
Morgan Stanley & Co. LLC	3,974	(3,974)	—	—
	$17,878	$(11,548)	$—	$6,330

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
UBS AG	$154,523	$—	$—	$154,523

MM Select T. Rowe Price Real Assets Fund
Bank of America N.A.	$12,830	$—	$—	$12,830
Barclays Bank PLC	69,054	—	—	69,054
Deutsche Bank AG	38,993	—	—	38,993
HSBC Bank USA	32,345	(30,235)	—	2,110
Morgan Stanley & Co. LLC	37,281	(2,849)	—	34,432
UBS AG	32,327	—	—	32,327
Wells Fargo Bank N.A.	44,096	—	—	44,096
	$266,926	$(33,084)	$—	$233,842

118

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2023.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
MM Select T. Rowe Price Bond Asset Fund
Bank of America N.A.	$(148,056)	$94,454	$—	$(53,602)
Barclays Bank PLC	(47,685)	4,516	—	(43,169)
BNP Paribas SA	(827,262)	369,088	458,174	—
Citibank N.A.	(95,346)	95,346	—	—
Deutsche Bank AG	(102,702)	102,702	—	—
Goldman Sachs International	(238,459)	141,009	—	(97,450)
HSBC Bank USA	(224,574)	70,925	—	(153,649)
JP Morgan Chase Bank N.A.	(2,721)	353	—	(2,368)
Morgan Stanley & Co. LLC	(165,252)	94,789	70,463	—
State Street Bank and Trust	(723,460)	326,591	—	(396,869)
UBS AG	(269,132)	269,132	—	—
	$(2,844,649)	$1,568,905	$528,637	$(747,107)

MM Select T. Rowe Price Emerging Markets Bond Fund
Barclays Bank PLC	$(1,258)	$1,258	$—	$—
BNP Paribas SA	(49,335)	2,050	—	(47,285)
Citibank N.A.	(7,610)	346	—	(7,264)
Goldman Sachs International	(4,467)	2	—	(4,465)
HSBC Bank USA	(16,730)	3,918	—	(12,812)
Morgan Stanley & Co. LLC	(11,025)	3,974	—	(7,051)
UBS AG	(5,179)	—	—	(5,179)
	$(95,604)	$11,548	$—	$(84,056)

MM Select T. Rowe Price Real Assets Fund
HSBC Bank USA	$(30,235)	$30,235	$—	$—
Morgan Stanley & Co. LLC	(2,849)	2,849	—	—
	$(33,084)	$33,084	$—	$—

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2023, are discussed below.

119

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Exchange Transactions

A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

120

Notes to Financial Statements (Unaudited) (Continued)

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

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Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

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During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

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When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over the counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

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The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

The MM Select T. Rowe Price Bond Asset Fund entered into certain bank loan agreements which are unfunded (“commitments”). The MM Select T. Rowe Price Bond Asset Fund is obligated to fund these commitments at the borrower’s discretion. At March 31, 2023, the MM Select T. Rowe Price Bond Asset Fund had sufficient cash and/or securities to cover these commitments.

Commitment interest is marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. At March 31, 2023, the following Fund(s) had commitments:

	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation/ (Deprciation)
MM Select T. Rowe Price Bond Asset Fund	Athenahealth Group, Inc. 2022 Delayed Draw Term Loan	$11,927	$11,909	$11,152	$(757)

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account.

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Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

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Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2023, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan, and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2023, is reflected as securities lending income on the Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

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Foreign Securities

The MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and the MM Select T. Rowe Price Emerging Markets Bond Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser shown in the following table.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Equity Asset Fund	0.18%	J.P. Morgan Investment Management Inc.
MM Select T. Rowe Price Bond Asset Fund*,****	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Emerging Markets Bond Fund	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Large Cap Blend Fund	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund*,****	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Real Assets Fund**	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Small and Mid Cap Blend Fund***	0.00%	T. Rowe Price Associates, Inc.

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Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee	Investment Subadviser(s)
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	0.00%	T. Rowe Price Associates, Inc.

*	T. Rowe Price International Ltd serves as a sub-subadviser of the Fund.
**	T. Rowe Price Japan, Inc. serves as a sub-subadviser of the Fund.
***	T. Rowe Price Investment Management, Inc. serves as a sub-subadviser of the Fund.

****T. Rowe Price Hong Kong Limited serves as a sub-subadviser of the Fund.

MML Advisers pays any subadvisory fees to the subadvisers based upon the average daily net assets of the Fund. The Funds’ subadvisory fees, if applicable, are paid monthly by MML Advisers out of the advisory fees.

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, based upon the average daily net assets of the Funds, as follows:

Class I
MM Select T. Rowe Price Bond Asset Fund	0.00%
MM Select T. Rowe Price Emerging Markets Bond Fund	0.00%
MM Select T. Rowe Price Large Cap Blend Fund	0.00%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%
MM Select T. Rowe Price Real Assets Fund	0.00%
MM Select T. Rowe Price Small and Mid Cap Blend Fund	0.00%
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	0.00%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2023, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Equity Asset Fund	$1,905

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

129

Notes to Financial Statements (Unaudited) (Continued)

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by related parties a March 31, 2023:

Total % Ownership by Related Party
Equity Asset Fund	100%
MM Select T. Rowe Price Bond Asset Fund	100%
MM Select T. Rowe Price Emerging Markets Bond Fund	100%
MM Select T. Rowe Price Large Cap Blend Fund	100%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	100%
MM Select T. Rowe Price Real Assets Fund	100%
MM Select T. Rowe Price Small and Mid Cap Blend Fund	100%
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	100%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2023, were as follows:

	Purchases		Sales
	Long- Term U.S. Government Securities	Other Long-Term Securities	Long- Term U.S. Government Securities	Other Long-Term Securities
Equity Asset Fund	$—	$52,342,611	$—	$61,298,954
MM Select T. Rowe Price Bond Asset Fund	413,700,034	100,835,778	400,145,713	128,230,669
MM Select T. Rowe Price Emerging Markets Bond Fund	—	13,774,311	—	14,916,679
MM Select T. Rowe Price Large Cap Blend Fund	—	850,273,350	—	721,040,043
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	202,038,756	4,526,991	171,956,205	24,058,626
MM Select T. Rowe Price Real Assets Fund	—	70,727,123	—	63,104,433
MM Select T. Rowe Price Small and Mid Cap Blend Fund	—	147,635,422	—	157,469,622
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	74,345,212	—	70,195,309	—

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/Losses
MM Select T. Rowe Price Large Cap Blend Fund	$—	$7,177,129	$3,311,048
MM Select T. Rowe Price Small and Mid Cap Blend Fund	225,453	381,799	(201,488)

130

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Equity Asset Fund Class I
Sold	6,705,370	$46,775,606	12,826,056	$108,281,336
Issued as reinvestment of dividends	6,811,390	45,772,541	9,040,131	81,089,970
Redeemed	(8,759,437)	(61,684,599)	(17,806,773)	(153,448,249)
Net increase (decrease)	4,757,323	$30,863,548	4,059,414	$35,923,057
MM Select T. Rowe Price Bond Asset Fund Class I
Sold	2,154,586	$18,308,359	6,595,443	$64,637,377
Issued as reinvestment of dividends	4,099,167	34,514,988	2,547,231	25,803,449
Redeemed	(4,630,032)	(39,081,238)	(22,469,805)	(215,548,508)
Net increase (decrease)	1,623,721	$13,742,109	(13,327,131)	$(125,107,682)
MM Select T. Rowe Price Emerging Markets Bond Fund Class I
Sold	285,984	$2,058,605	2,286,899	$18,445,413
Issued as reinvestment of dividends	683,916	4,937,874	650,255	5,878,302
Redeemed	(930,121)	(6,585,843)	(2,809,835)	(22,987,605)
Net increase (decrease)	39,779	$410,636	127,319	$1,336,110
MM Select T. Rowe Price Large Cap Blend Fund Class I
Sold	13,932,851	$157,822,403	38,140,999	$536,673,778
Issued as reinvestment of dividends	19,045,963	210,457,886	26,559,408	407,155,724
Redeemed	(9,330,094)	(105,050,301)	(32,177,412)	(449,999,588)
Net increase (decrease)	23,648,720	$263,229,988	32,522,995	$493,829,914
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund Class I
Sold	2,047,459	$18,696,960	8,152,291	$88,123,958
Issued as reinvestment of dividends	1,951,912	17,684,326	1,778,263	18,493,933
Redeemed	(1,904,236)	(17,919,514)	(15,414,432)	(160,791,935)
Net increase (decrease)	2,095,135	$18,461,772	(5,483,878)	$(54,174,044)
MM Select T. Rowe Price Real Assets Fund Class I
Sold	992,343	$11,251,644	8,825,504	$111,462,520
Issued as reinvestment of dividends	1,619,964	18,111,194	1,155,912	14,576,042
Redeemed	(1,113,267)	(12,403,333)	(2,286,948)	(28,386,672)
Net increase (decrease)	1,499,040	$16,959,505	7,694,468	$97,651,890
MM Select T. Rowe Price Small and Mid Cap Blend Fund Class I
Sold	3,018,891	$35,119,794	8,963,149	$120,798,855
Issued as reinvestment of dividends	4,698,002	53,463,266	8,589,138	120,935,066
Redeemed	(4,903,895)	(57,085,315)	(13,303,227)	(176,346,398)
Net increase (decrease)	2,812,998	$31,497,745	4,249,060	$65,387,523
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund Class I
Sold	3,106,086	$17,022,568	13,442,628	$92,251,410
Issued as reinvestment of dividends	577,408	3,256,582	248,980	1,934,574
Redeemed	(1,672,257)	(9,022,233)	(4,852,378)	(33,120,671)
Net increase (decrease)	2,011,237	$11,256,917	8,839,230	$61,065,313

131

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At March 31, 2023, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Equity Asset Fund	$281,595,688	$63,734,462	$(9,537,334)	$54,197,128
MM Select T. Rowe Price Bond Asset Fund	627,528,066	5,768,271	(40,040,523)	(34,272,252)
MM Select T. Rowe Price Emerging Markets Bond Fund	97,015,319	535,265	(16,235,462)	(15,700,197)
MM Select T. Rowe Price Large Cap Blend Fund	2,062,280,717	185,407,776	(88,633,116)	96,774,660
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	199,775,762	566,438	(4,654,810)	(4,088,372)
MM Select T. Rowe Price Real Assets Fund	252,767,639	13,394,674	(18,729,026)	(5,334,352)
MM Select T. Rowe Price Small and Mid Cap Blend Fund	683,193,767	106,859,753	(57,591,090)	49,268,663
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	168,981,000	894,499	(30,819,136)	(29,924,637)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. Capital losses may be carried forward indefinitely, and retain the character of the original loss.

At September 30, 2022, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
MM Select T. Rowe Price Emerging Markets Bond Fund	$2,679,272	$5,082,079
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	2,492,591	7,337,675

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2022, post-October capital losses:

Post-October Loss
MM Select T. Rowe Price Bond Asset Fund	$50,762,880
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	13,093,061

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

132

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2022, was as follows:

	Ordinary Income	Long Term Capital Gain
Equity Asset Fund	$15,272,413	$65,817,557
MM Select T. Rowe Price Bond Asset Fund	24,045,723	1,757,726
MM Select T. Rowe Price Emerging Markets Bond Fund	5,878,302	—
MM Select T. Rowe Price Large Cap Blend Fund	140,955,247	266,200,477
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	15,969,168	2,524,765
MM Select T. Rowe Price Real Assets Fund	6,076,480	8,499,562
MM Select T. Rowe Price Small and Mid Cap Blend Fund	25,974,162	94,960,904
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	1,934,574	—

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2022, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At September 30, 2022, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Equity Asset Fund	$3,239,827	$41,023,653	$(30,365)	$12,733,190	$56,966,305
MM Select T. Rowe Price Bond Asset Fund	32,364,349	—	(50,776,451)	(88,979,603)	(107,391,705)
MM Select T. Rowe Price Emerging Markets Bond Fund	3,805,330	(7,761,351)	(2,057)	(28,556,128)	(32,514,206)
MM Select T. Rowe Price Large Cap Blend Fund	16,054,011	193,468,487	(26,119)	(235,997,434)	(26,501,055)
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	16,304,561	—	(13,096,478)	(13,151,871)	(9,943,788)
MM Select T. Rowe Price Real Assets Fund	5,138,964	10,148,604	(1,695)	(34,054,148)	(18,768,275)
MM Select T. Rowe Price Small and Mid Cap Blend Fund	5,077,220	47,644,453	(12,816)	(27,818,949)	24,889,908
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	3,035,612	(9,830,266)	(2,772)	(45,810,611)	(52,608,037)

The Funds did not have any unrecognized tax benefits at March 31, 2023, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2023, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

133

Notes to Financial Statements (Unaudited) (Continued)

7. Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. New Accounting Pronouncements

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the impact of applying this update.

9. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and may continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects. Such factors, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

10. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

134

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at https://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at https://www.massmutual.com/funds.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 21, 2023, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2022 through December 31, 2022. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

135

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2023

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2023:

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2023.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Equity Asset Fund
Class I	$1,000	0.28%	$1,155.30	$1.50	$1,023.50	$1.41
MM Select T. Rowe Price Bond Asset Fund
Class I	1,000	0.00%	1,047.10	0.00	1,024.90	0.00
MM Select T. Rowe Price Emerging Markets Bond Fund
Class I	1,000	0.00%	1,131.40	0.00	1,024.90	0.00
MM Select T. Rowe Price Large Cap Blend Fund
Class I	1,000	0.00%	1,131.70	0.00	1,024.90	0.00
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Class I	1,000	0.00%	1,029.80	0.00	1,024.90	0.00
MM Select T. Rowe Price Real Assets Fund
Class I	1,000	0.00%	1,168.30	0.00	1,024.90	0.00

136

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Small and Mid Cap Blend Fund
Class I	$1,000	0.00%	$1,124.20	$0.00	$1,024.90	$0.00
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Class I	1,000	0.00%	1,046.00	0.00	1,024.90	0.00

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2023, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

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Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

©2023 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	MM202405-305458

(b)	Not applicable to this filing.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

(b)	Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC's rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/24/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/24/2023

By (Signature and Title)	/s/ Renee Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/24/2023